================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22321

                              MAINSTAY FUNDS TRUST
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                               J. Kevin Gao, Esq.
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: October 31

Date of reporting period: October 31, 2010

================================================================================

                                   FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

(MAINSTAY INVESTMENTS LOGO)

     MAINSTAY 130/30 FUNDS

     MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

     October 31, 2010

     MainStay 130/30 Core Fund
     MainStay 130/30 Growth Fund
     MainStay 130/30 International Fund

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------

MainStay 130/30 Core Fund                   5
---------------------------------------------
MainStay 130/30 Growth Fund                26
---------------------------------------------
MainStay 130/30 International Fund         44
---------------------------------------------
Notes to Financial Statements              67
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            79
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  80
---------------------------------------------
Federal Income Tax Information             84
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        84
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       84
---------------------------------------------
Board Members and Officers                 85
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO EACH FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION. YOU MAY OBTAIN COPIES OF EACH FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

MAINSTAY 130/30 CORE FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY 130/30
                         CORE FUND
                          CLASS I        RUSSELL 1000(R)
                           SHARES             INDEX
                      ---------------    ---------------
6/29/07                    10000              10000
10/31/07                    9650              10376
10/31/08                    6033               6558
10/31/09                    6459               7292
10/31/10                    7398               8580




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                                SINCE        GROSS
                                                                                                              INCEPTION     EXPENSE
CLASS                                     SALES CHARGE                                            ONE YEAR    (6/29/07)    RATIO(2)
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge          With sales charges           7.62%      -10.52%       2.60%
                                                                       Excluding sales charges     13.88        -8.99        2.60
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge          With sales charges           8.02       -10.35        2.43
                                                                       Excluding sales charges     14.31        -8.82        2.43
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares              Maximum 1% CDSC                            With sales charges          12.02        -9.66        3.34
                            if Redeemed Within One Year of Purchase    Excluding sales charges     13.02        -9.66        3.34
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                        14.53        -8.62        2.11
-----------------------------------------------------------------------------------------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for Investor Class shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                                    ONE       SINCE
                                                        YEAR     INCEPTION
Russell 1000(R) Index(4)                               17.67%      -4.49%
--------------------------------------------------------------------------
Average Lipper Extended U.S. Large-Cap Core Fund(5)    13.64       -8.43
--------------------------------------------------------------------------







4. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. The Russell 1000(R) Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an Index.
5. The average Lipper extended U.S. large-cap core fund is representative of funds that combine long and short stock selection to invest in a diversified portfolio of U.S. large-cap equities, with a target net exposure of 100% long. Typical strategies vary between 110% long and 10% short to 160% long and 60% short. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay 130/30 Core Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY 130/30 CORE FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,006.90        $13.66         $1,011.60         $13.69
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,008.30        $12.40         $1,012.90         $12.43
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,002.80        $17.72         $1,007.50         $17.76
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,009.60        $11.24         $1,014.00         $11.27
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (2.70% for Investor Class, 2.45% for Class A, 3.51% for Class C and 2.22% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

INDUSTRY COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Oil, Gas & Consumable Fuels             10.9%
Insurance                                7.7
Computers & Peripherals                  6.1
Specialty Retail                         5.5
Pharmaceuticals                          5.0
Software                                 5.0
IT Services                              4.9
Machinery                                4.7
Media                                    4.4
Health Care Providers & Services         4.3
Communications Equipment                 3.5
Capital Markets                          3.3
Diversified Financial Services           3.3
Semiconductors & Semiconductor
  Equipment                              3.3
Food & Staples Retailing                 3.2
Chemicals                                3.1
Diversified Telecommunication
  Services                               3.0
Commercial Banks                         2.9
Hotels, Restaurants & Leisure            2.6
Energy Equipment & Services              2.5
Industrial Conglomerates                 2.5
Electrical Equipment                     2.4
Auto Components                          2.3
Wireless Telecommunication Services      2.3
Food Products                            2.0
Exchange Traded Funds                    1.8
Health Care Equipment & Supplies         1.8
Internet Software & Services             1.8
Real Estate Investment Trusts            1.8
Multiline Retail                         1.7
Paper & Forest Products                  1.7
Metals & Mining                          1.6
Beverages                                1.5
Biotechnology                            1.5
Textiles, Apparel & Luxury Goods         1.5
Aerospace & Defense                      1.3
Airlines                                 1.2
Household Durables                       1.1
Household Products                       1.0
Multi-Utilities                          1.0
Automobiles                              0.8
Life Sciences Tools & Services           0.8
Personal Products                        0.8
Road & Rail                              0.8
Construction & Engineering               0.7
Gas Utilities                            0.7
Air Freight & Logistics                  0.6
Consumer Finance                         0.6
Electronic Equipment & Instruments       0.6
Real Estate Management & Development     0.6
Tobacco                                  0.6
Commercial Services & Supplies           0.5
Diversified Consumer Services            0.5
Trading Companies & Distributors         0.5
Independent Power Producers & Energy
  Traders                                0.4
Electric Utilities                       0.3
Containers & Packaging                   0.2
Office Electronics                       0.2
Building Products                        0.1
Distributors                             0.1
Professional Services                    0.1
Internet & Catalog Retail                0.0++
Short-Term Investment                    0.2
Other Assets, Less Liabilities           0.1
Investments Sold Short                 -33.8
                                       -----
                                       100.0%
                                       =====



See Portfolio of Investments beginning on page 11 for specific holdings within these categories.

++ Less than one-tenth of a percent.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  ExxonMobil Corp.
    2.  Apple, Inc.
    3.  International Business Machines Corp.
    4.  S&P 500 Index-SPDR Trust Series 1
    5.  Chevron Corp.
    6.  Microsoft Corp.
    7.  AT&T, Inc.
    8.  JPMorgan Chase & Co.
    9.  Wells Fargo & Co.
   10.  Intel Corp.




TOP FIVE SHORT POSITIONS AS OF OCTOBER 31, 2010

    1.  Monster Worldwide, Inc.
    2.  DreamWorks Animation SKG, Inc. Class A
    3.  Aecom Technology Corp.
    4.  MEMC Electronic Materials, Inc.
    5.  Lazard, Ltd. Class A





8    MainStay 130/30 Core Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Harvey J. Fram, CFA, and Mona Patni of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY 130/30 CORE FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay 130/30 Core Fund returned 13.88% for Investor Class shares, 14.31% for Class A shares and 13.02% for Class C shares for the 12 months ended October 31, 2010. Over the same period, Class I shares returned 14.53%. Investor Class, Class A and Class I shares outperformed and Class C shares underperformed the 13.64% return of the average Lipper(1) extended U.S. large-cap core fund. All share classes underperformed the 17.67% return of the Russell 1000(R) Index(2) for the 12 months ended October 31, 2010. The Russell 1000(R) Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The reporting period reflected two dominant investment themes. The first theme, which extended through March 2010, was a low-quality rally, in which stocks--particularly financials--with low or negative earnings outperformed their benchmarks. The second theme, which ran from April through September 2010, reflected investors' concerns about the Greek debt crisis and the possibility of it leading to a double-dip recession. In light of these two themes, our most important investment factor--namely, earnings-based valuation--performed poorly during the reporting period.

The drivers of performance were different for the two investment themes. In the first theme, low-quality stocks outperformed and almost all valuation factors performed poorly. In the second theme, as interest rates fell, stocks with high dividend yields performed well. Many of these stocks were issued from highly leveraged companies and rose in that environment. We have made a point with our value factors to equalize the playing field between companies that use leverage and those that do not. Unfortunately, this approach hurt performance from April through September. Fortunately, in October, signs in the marketplace led us to believe that this effect was beginning to reverse.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

Taking weightings and total returns into account, the sectors that made the strongest positive contributions to the Fund's performance relative to the Russell 1000(R) Index were materials, consumer staples and health care. In materials, stocks linked to global growth, such as copper mining company Freeport-McMoRan Copper & Gold, did extremely well, while domestically focused stocks, such as construction materials company Vulcan Materials (a short position), struggled. Many traditionally defensive companies, especially in the consumer staples and health care sectors, had become relatively expensive.

During the reporting period, the weakest contributors to the Fund's relative performance were financials, information technology and consumer discretionary. In financials, many so-called low-quality stocks (stocks of companies with negative earnings), such as mortgage insurer MBIA and commercial bank Zions Bancorp, performed strongly as the market continued to purchase riskier assets through the first quarter of 2010. In information technology, stocks such as software company Microsoft and computers & peripherals companies Hewlett Packard and Western Digital, which appeared to be extremely undervalued, became even cheaper as the fear of a double-dip recession in the third quarter led analysts to revise growth prospects of those companies downward.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST POSITIVE CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

Taking weightings and total returns into account, the stocks that made the strongest positive contributions to the Fund's absolute performance were computer & peripherals company Apple, IT services company IBM and media company DirecTV. The largest negative contributors to the Fund's absolute performance included Bank of America, mortgage insurer MBIA and automobile parts retailer O'Reilly Automotive. MBIA and O'Reilly were short positions.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During the reporting period, we purchased shares of copper-mining company Freeport-McMoRan Copper & Gold, gold-mining company Newmont Mining and sports clothing manufacturer Nike. In all three cases, the stocks had valuations that in our view were reasonable to good, coupled with momentum that indicated a catalyst for continued appreciation.

During the reporting period, the Fund sold shares of entertainment company Time Warner and air freight company United Parcel Service, both of which had become expensive relative to their peers.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

The Fund's most substantial increases in sector weightings were in financials and industrials. In financials, the Fund moved from a substantially underweight position to one that was less underweight. The Fund's largest decreases in sector weightings were in information technology and consumer discretionary. In

1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the Russell 1000(R) Index.

                                                    mainstayinvestments.com    9
both cases, the Fund moved from a substantially overweight position to a moderately overweight position.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund's most substantially overweight sector positions were in consumer discretionary and telecommunication services. On the same date, the Fund's most significantly underweight sectors were utilities and financials. In all cases, the deviations from the benchmark were moderate.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay 130/30 Core Fund

PORTFOLIO OF INVESTMENTS(+++) OCTOBER 31, 2010



                                  SHARES          VALUE
COMMON STOCKS 131.7%+
-------------------------------------------------------

AEROSPACE & DEFENSE 1.3%
Honeywell International, Inc.
  (a)                             56,008  $   2,638,537
L-3 Communications Holdings,
  Inc.                             4,503        325,071
Raytheon Co. (a)                  24,772      1,141,494
United Technologies Corp. (a)      2,984        223,114
                                          -------------
                                              4,328,216
                                          -------------

AIR FREIGHT & LOGISTICS 0.6%
FedEx Corp. (a)                   24,743      2,170,456
                                          -------------


AIRLINES 1.2%
Southwest Airlines Co. (a)       111,625      1,535,960
United Continental Holdings,
  Inc. (a)(b)                     88,763      2,577,678
                                          -------------
                                              4,113,638
                                          -------------

AUTO COMPONENTS 2.3%
Autoliv, Inc. (a)                 27,384      1,952,479
Federal Mogul Corp. Class A
  (b)                             16,850        334,135
Goodyear Tire & Rubber Co.
  (The) (a)(b)                    73,455        750,710
Johnson Controls, Inc. (a)        22,817        801,333
Lear Corp. (a)(b)                 20,964      1,853,218
TRW Automotive Holdings Corp.
  (a)(b)                          41,784      1,909,111
                                          -------------
                                              7,600,986
                                          -------------

AUTOMOBILES 0.8%
Ford Motor Co. (a)(b)            161,753      2,285,570
Harley-Davidson, Inc.             10,403        319,164
                                          -------------
                                              2,604,734
                                          -------------

BEVERAGES 1.5%
Coca-Cola Co. (The) (a)           29,222      1,791,893
Dr. Pepper Snapple Group,
  Inc. (a)                        50,254      1,836,784
PepsiCo., Inc. (a)                21,585      1,409,500
                                          -------------
                                              5,038,177
                                          -------------

BIOTECHNOLOGY 1.5%
Amgen, Inc. (a)(b)                53,696      3,070,874
Cephalon, Inc. (a)(b)             27,257      1,810,955
Gilead Sciences, Inc. (b)          1,756         69,661
                                          -------------
                                              4,951,490
                                          -------------

BUILDING PRODUCTS 0.1%
Owens Corning, Inc. (b)           17,842        482,448
                                          -------------


CAPITAL MARKETS 3.3%
Bank of New York Mellon Corp.
  (The) (a)                       92,550      2,319,303
Charles Schwab Corp. (The)
  (a)                            121,851      1,876,506
Goldman Sachs Group, Inc.
  (The) (a)                       13,833      2,226,421
Morgan Stanley                    21,092        524,558
Northern Trust Corp. (a)          38,326      1,902,119
State Street Corp. (a)            53,898      2,250,781
                                          -------------
                                             11,099,688
                                          -------------

CHEMICALS 3.1%
Ashland, Inc. (a)                 33,165      1,712,309
Cytec Industries, Inc. (a)        29,737      1,472,576
Lubrizol Corp. (The) (a)          16,995      1,741,817
Nalco Holding Co. (a)             61,272      1,726,645
PPG Industries, Inc. (a)          26,264      2,014,449
Sherwin-Williams Co. (The)
  (a)                             24,111      1,759,380
Valspar Corp.                        296          9,502
                                          -------------
                                             10,436,678
                                          -------------

COMMERCIAL BANKS 2.9%
BOK Financial Corp. (a)           15,222        703,713
Cullen/Frost Bankers, Inc.           655         34,348
East-West Bancorp, Inc. (a)       58,270      1,027,300
First Citizens BancShares,
  Inc. Class A                     3,433        641,216
PNC Financial Services Group,
  Inc. (a)                        43,078      2,321,904
U.S. Bancorp                       2,360         57,065
X  Wells Fargo & Co. (a)         191,063      4,982,923
                                          -------------
                                              9,768,469
                                          -------------

COMMERCIAL SERVICES & SUPPLIES 0.5%
Avery Dennison Corp.               4,547        165,283
Cintas Corp. (a)                  19,398        532,863
Covanta Holding Corp.              2,716         42,859
R.R. Donnelley & Sons Co. (a)     44,533        821,634
                                          -------------
                                              1,562,639
                                          -------------

COMMUNICATIONS EQUIPMENT 3.5%
Brocade Communications
  Systems, Inc. (b)              212,923      1,345,673
Cisco Systems, Inc. (a)(b)       178,992      4,086,387
CommScope, Inc. (a)(b)             2,633         83,361
EchoStar Corp. (b)                19,207        407,189
Harris Corp. (a)                  38,819      1,754,231
Motorola, Inc. (a)(b)            252,092      2,054,550
QUALCOMM, Inc. (a)                 6,856        309,411
Tellabs, Inc. (a)                249,000      1,698,180
                                          -------------
                                             11,738,982
                                          -------------

COMPUTERS & PERIPHERALS 6.1%
X  Apple, Inc. (a)(b)             24,351      7,326,486
Dell, Inc. (a)(b)                166,737      2,397,678
EMC Corp. (a)(b)                 129,310      2,716,803
Hewlett-Packard Co. (a)           97,406      4,096,896
Lexmark International, Inc.
  Class A (a)(b)                  36,092      1,372,579
SanDisk Corp. (a)(b)              28,814      1,082,830


+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11


                                  SHARES          VALUE
COMMON STOCKS (CONTINUED)

COMPUTERS & PERIPHERALS (CONTINUED)
Seagate Technology (b)             9,022  $     132,172
Western Digital Corp. (a)(b)      38,801      1,242,408
                                          -------------
                                             20,367,852
                                          -------------


CONSTRUCTION & ENGINEERING 0.7%
Chicago Bridge & Iron Co.
  N.V. (b)                         5,319        134,092
KBR, Inc.                         26,359        669,519
Shaw Group, Inc. (The) (a)(b)     48,751      1,489,830
                                          -------------
                                              2,293,441
                                          -------------

CONSUMER FINANCE 0.6%
American Express Co.              15,573        645,657
Discover Financial Services
  (a)                             76,111      1,343,359
                                          -------------
                                              1,989,016
                                          -------------

CONTAINERS & PACKAGING 0.2%
Crown Holdings, Inc. (a)(b)       19,681        633,531
                                          -------------


DISTRIBUTORS 0.1%
Genuine Parts Co.                  8,062        385,847
                                          -------------


DIVERSIFIED CONSUMER SERVICES 0.5%
Apollo Group, Inc. Class A
  (a)(b)                          11,944        447,661
Career Education Corp. (a)(b)     43,785        767,989
ITT Educational Services,
  Inc. (b)                         4,817        310,841
                                          -------------
                                              1,526,491
                                          -------------

DIVERSIFIED FINANCIAL SERVICES 3.3%
Bank of America Corp. (a)        384,175      4,394,962
Citigroup, Inc. (b)              170,842        712,411
Interactive Brokers Group,
  Inc. (b)                        33,912        634,833
X  JPMorgan Chase & Co. (a)      145,875      5,489,276
                                          -------------
                                             11,231,482
                                          -------------

DIVERSIFIED TELECOMMUNICATION SERVICES 3.0%
X  AT&T, Inc. (a)                194,793      5,551,601
Qwest Communications
  International, Inc.            133,642        882,037
Verizon Communications, Inc.
  (a)                            107,060      3,476,238
                                          -------------
                                              9,909,876
                                          -------------

ELECTRIC UTILITIES 0.3%
Edison International              18,418        679,624
Exelon Corp. (a)                   8,686        354,563
Pinnacle West Capital Corp.
  (a)                              1,499         61,699
                                          -------------
                                              1,095,886
                                          -------------

ELECTRICAL EQUIPMENT 2.4%
Emerson Electric Co. (a)          49,199      2,701,025
General Cable Corp. (a)(b)        33,631        939,650
Hubbel, Inc. Class B (a)          32,290      1,744,306
Regal-Beloit Corp. (a)            22,553      1,301,533
Thomas & Betts Corp. (a)(b)       28,554      1,243,527
                                          -------------
                                              7,930,041
                                          -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
AVX Corp.                         19,834        284,419
Vishay Intertechnology, Inc.
  (a)(b)                         141,082      1,594,227
Vishay Precision Group, Inc.
  (b)                             12,855        218,535
                                          -------------
                                              2,097,181
                                          -------------

ENERGY EQUIPMENT & SERVICES 2.5%
Diamond Offshore Drilling,
  Inc.                             4,118        272,447
Exterran Holdings, Inc.
  (a)(b)                          55,824      1,405,090
Halliburton Co.                    4,267        135,946
Nabors Industries, Ltd.
  (a)(b)                          59,336      1,240,122
Oceaneering International,
  Inc. (a)(b)                     20,580      1,273,284
Oil States International,
  Inc. (a)(b)                     25,539      1,305,554
Patterson-UTI Energy, Inc.
  (a)                             44,214        858,194
Rowan Cos., Inc. (b)              14,183        466,621
Schlumberger, Ltd.                 9,211        643,757
SEACOR Holdings, Inc. (a)(b)       1,585        150,179
Superior Energy Services,
  Inc. (b)                         7,069        195,246
Unit Corp. (a)(b)                 14,266        559,655
                                          -------------
                                              8,506,095
                                          -------------

FOOD & STAPLES RETAILING 3.2%
BJ's Wholesale Club, Inc. (b)     10,743        448,305
Costco Wholesale Corp. (a)        35,439      2,224,506
Kroger Co. (The) (a)              88,171      1,939,762
Safeway, Inc. (a)                 70,762      1,620,450
Wal-Mart Stores, Inc. (a)         82,954      4,493,618
Walgreen Co. (a)                   2,300         77,924
                                          -------------
                                             10,804,565
                                          -------------

FOOD PRODUCTS 2.0%
Archer-Daniels-Midland Co.        23,306        776,556
ConAgra Foods, Inc. (a)           42,147        947,886
Corn Products International,
  Inc. (a)                        44,151      1,878,625
Flowers Foods, Inc.                4,053        103,270
Sara Lee Corp. (a)                86,759      1,243,257
Tyson Foods, Inc. Class A (a)    107,338      1,669,106
                                          -------------
                                              6,618,700
                                          -------------

GAS UTILITIES 0.7%
Atmos Energy Corp. (a)            23,971        705,946
Energen Corp. (a)                 30,636      1,367,591
Questar Corp.                     14,166        240,397
                                          -------------
                                              2,313,934
                                          -------------

HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
Becton, Dickinson & Co. (a)        5,955        449,722
CareFusion Corp. (a)(b)           69,921      1,687,893
Covidien PLC (a)                  51,651      2,059,325


12    MainStay 130/30 Core Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                  SHARES          VALUE
COMMON STOCKS (CONTINUED)

HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
Hologic, Inc. (b)                  5,702  $      91,346
Hospira, Inc. (a)(b)               7,116        423,260
Kinetic Concepts, Inc. (b)            53          2,016
Stryker Corp. (a)                 18,013        891,463
Zimmer Holdings, Inc. (b)          6,169        292,657
                                          -------------
                                              5,897,682
                                          -------------

HEALTH CARE PROVIDERS & SERVICES 4.3%
Aetna, Inc. (a)                   42,436      1,267,139
AmerisourceBergen Corp. (a)       43,604      1,431,083
Cardinal Health, Inc. (a)         57,512      1,995,091
Express Scripts, Inc. (b)         25,075      1,216,639
Health Net, Inc. (a)(b)           62,549      1,681,943
Humana, Inc. (a)(b)               35,502      2,069,412
Lincare Holdings, Inc. (a)         8,824        231,365
McKesson Corp. (a)                31,313      2,066,032
UnitedHealth Group, Inc. (a)      70,028      2,524,509
WellPoint, Inc. (a)(b)               759         41,244
                                          -------------
                                             14,524,457
                                          -------------

HOTELS, RESTAURANTS & LEISURE 2.6%
Brinker International, Inc.
  (a)                             72,628      1,346,523
Darden Restaurants, Inc. (a)      39,895      1,823,601
International Game Technology        297          4,630
International Speedway Corp.
  Class A                          2,347         53,606
Marriott International, Inc.
  Class A                         13,326        493,728
McDonald's Corp.                   7,829        608,861
Panera Bread Co. Class A
  (a)(b)                          18,996      1,700,332
Royal Caribbean Cruises, Ltd.
  (b)                                315         12,455
Starbucks Corp. (a)               80,978      2,306,254
Wendy's/Arby's Group, Inc.
  Class A                         74,428        342,369
Wynn Resorts, Ltd.                 1,326        142,107
                                          -------------
                                              8,834,466
                                          -------------

HOUSEHOLD DURABLES 1.1%
D.R. Horton, Inc.                 25,219        263,286
Garmin, Ltd. (a)                  31,041      1,019,387
Leggett & Platt, Inc. (a)         29,072        592,487
Mohawk Industries, Inc. (b)        1,205         69,095
Pulte Homes, Inc. (b)             24,259        190,433
Whirlpool Corp. (a)               21,386      1,621,700
                                          -------------
                                              3,756,388
                                          -------------

HOUSEHOLD PRODUCTS 1.0%
Energizer Holdings, Inc. (b)         287         21,462
Procter & Gamble Co. (The)
  (a)                             51,566      3,278,050
                                          -------------
                                              3,299,512
                                          -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
Mirant Corp. (a)(b)               53,388        566,447
NRG Energy, Inc. (a)(b)           39,986        796,121
                                          -------------
                                              1,362,568
                                          -------------

INDUSTRIAL CONGLOMERATES 2.5%
3M Co. (a)                        17,857      1,503,917
Carlisle Cos., Inc. (a)           18,049        632,978
General Electric Co. (a)         188,922      3,026,530
Textron, Inc. (a)                 58,812      1,224,466
Tyco International, Ltd. (a)      54,929      2,102,682
                                          -------------
                                              8,490,573
                                          -------------

INSURANCE 7.7%
ACE, Ltd. (a)                     36,349      2,159,858
Allied World Assurance
  Holdings, Ltd./Bermuda (a)      20,003      1,144,372
American Financial Group,
  Inc. (a)                        53,813      1,645,601
Arch Capital Group, Ltd.
  (a)(b)                          12,601      1,088,600
Aspen Insurance Holdings,
  Ltd. (a)                        44,215      1,254,380
Axis Capital Holdings, Ltd.
  (a)                             50,521      1,718,219
Berkshire Hathaway, Inc.
  Class B (a)(b)                  26,939      2,143,267
Chubb Corp. (The) (a)             36,259      2,103,747
CNA Financial Corp. (b)           15,242        422,508
Endurance Specialty Holdings,
  Ltd. (a)                        32,201      1,333,121
Hartford Financial Services
  Group, Inc. (The) (a)           81,472      1,953,699
Mercury General Corp.              9,429        400,544
PartnerRe, Ltd. (a)                8,495        673,823
Principal Financial Group,
  Inc. (a)                        43,781      1,175,082
Prudential Financial, Inc.
  (a)                             41,021      2,156,884
RenaissanceRe Holdings, Ltd.
  (a)                             21,191      1,276,970
StanCorp Financial Group,
  Inc.                                32          1,373
Symetra Financial Corp.           17,341        191,618
Travelers Cos., Inc. (The)
  (a)                             42,381      2,339,431
Validus Holdings, Ltd.            18,619        528,035
                                          -------------
                                             25,711,132
                                          -------------

INTERNET & CATALOG RETAIL 0.0%++
Amazon.com, Inc. (b)                 754        124,516
                                          -------------


INTERNET SOFTWARE & SERVICES 1.8%
AOL, Inc. (a)(b)                  68,768      1,834,730
Google, Inc. Class A (a)(b)        4,539      2,782,361
IAC/InterActiveCorp (a)(b)        50,521      1,409,536
VistaPrint N.V. (b)                1,552         65,293
                                          -------------
                                              6,091,920
                                          -------------

IT SERVICES 4.9%
Accenture PLC Class A (a)         53,204      2,378,751
Amdocs, Ltd. (a)(b)               60,772      1,864,485
Broadridge Financial
  Solutions, Inc.                 48,936      1,076,592
Computer Sciences Corp. (a)       37,398      1,834,372
Convergys Corp. (b)               54,044        611,778


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13


                                  SHARES          VALUE
COMMON STOCKS (CONTINUED)

IT SERVICES (CONTINUED)
Global Payments, Inc. (a)         24,659  $     960,714
X  International Business
  Machines Corp. (a)              45,710      6,563,956
Total System Services, Inc.
  (a)                             63,847        996,652
                                          -------------
                                             16,287,300
                                          -------------

LIFE SCIENCES TOOLS & SERVICES 0.8%
Bio-Rad Laboratories, Inc.
  Class A (a)(b)                  10,220        926,136
Pharmaceutical Product
  Development, Inc. (a)           62,697      1,618,210
                                          -------------
                                              2,544,346
                                          -------------

MACHINERY 4.7%
AGCO Corp. (a)(b)                 42,546      1,806,929
Caterpillar, Inc. (a)             10,438        820,427
CNH Global N.V. (a)(b)            27,406      1,087,744
Harsco Corp. (a)                   7,582        175,751
Lincoln Electric Holdings,
  Inc. (a)                         5,919        353,719
Manitowoc Co., Inc. (The)         69,943        779,165
Navistar International Corp.
  (a)(b)                          28,318      1,364,361
Oshkosh Corp. (a)(b)              58,059      1,713,321
PACCAR, Inc. (a)                  30,788      1,578,193
SPX Corp. (a)                     21,356      1,432,133
Timken Co. (The) (a)              43,841      1,815,894
Toro Co. (The) (a)                23,384      1,327,276
Trinity Industries, Inc. (a)       7,593        172,589
Valmont Industries, Inc. (a)      15,470      1,219,810
                                          -------------
                                             15,647,312
                                          -------------

MEDIA 4.4%
Comcast Corp. Class A (a)        160,456      3,302,184
DIRECTV Class A (a)(b)            61,773      2,684,655
DISH Network Corp. Class A
  (a)                             60,947      1,210,407
Interpublic Group of Cos.,
  Inc. (The) (a)(b)              173,057      1,791,140
John Wiley & Sons, Inc. Class
  A                                6,642        286,669
Liberty Global, Inc. Class A
  (b)                              9,647        364,560
McGraw-Hill Cos., Inc. (The)      11,020        414,903
Omnicom Group, Inc. (a)           15,010        659,840
Time Warner Cable, Inc. (a)       30,883      1,787,199
Virgin Media, Inc.                22,779        579,270
Walt Disney Co. (The)              6,219        224,568
Washington Post Co. Class B
  (a)                              3,537      1,422,405
                                          -------------
                                             14,727,800
                                          -------------

METALS & MINING 1.6%
Freeport-McMoRan Copper &
  Gold, Inc. (a)                  28,672      2,714,665
Newmont Mining Corp. (a)          37,913      2,307,764
Southern Copper Corp.              4,539        194,269
                                          -------------
                                              5,216,698
                                          -------------

MULTI-UTILITIES 1.0%
Ameren Corp.                      15,183        440,003
CenterPoint Energy, Inc.           1,047         17,338
Integrys Energy Group, Inc.
  (a)                             32,450      1,726,016
MDU Resources Group, Inc. (a)     52,437      1,045,070
                                          -------------
                                              3,228,427
                                          -------------

MULTILINE RETAIL 1.7%
Big Lots, Inc. (a)(b)             49,188      1,543,028
Dollar Tree, Inc. (b)              5,926        304,063
Family Dollar Stores, Inc.
  (a)                             24,001      1,108,126
Sears Holdings Corp. (a)(b)        2,388        171,888
Target Corp. (a)                  48,389      2,513,325
                                          -------------
                                              5,640,430
                                          -------------

OFFICE ELECTRONICS 0.2%
Xerox Corp.                       43,182        505,229
                                          -------------


OIL, GAS & CONSUMABLE FUELS 10.9%
American Oil & Gas, Inc.
  (a)(b)                          86,685        748,958
Chesapeake Energy Corp. (a)       45,591        989,325
X  Chevron Corp. (a)              72,918      6,023,756
Cimarex Energy Co. (a)            24,185      1,856,199
ConocoPhillips(a)                 66,876      3,972,434
Devon Energy Corp.                 9,850        640,447
X  ExxonMobil Corp. (a)          127,636      8,483,965
Hess Corp. (a)                    17,631      1,111,282
Marathon Oil Corp. (a)            65,791      2,340,186
Murphy Oil Corp. (a)              30,819      2,008,166
Newfield Exploration Co.
  (a)(b)                          25,865      1,542,071
Occidental Petroleum Corp.         2,668        209,785
QEP Resources, Inc. (a)           37,986      1,254,677
SM Energy Co. (a)                 21,632        901,622
Sunoco, Inc. (a)                  45,900      1,719,873
Valero Energy Corp. (a)           92,623      1,662,583
Williams Cos., Inc. (a)           57,238      1,231,762
                                          -------------
                                             36,697,091
                                          -------------

PAPER & FOREST PRODUCTS 1.7%
Domtar Corp. (a)                  25,123      1,993,761
International Paper Co. (a)       82,684      2,090,251
MeadWestvaco Corp. (a)            67,098      1,726,432
                                          -------------
                                              5,810,444
                                          -------------

PERSONAL PRODUCTS 0.8%
Estee Lauder Cos., Inc. (The)
  Class A (a)                     13,389        952,895
Herbalife, Ltd. (a)               27,494      1,755,767
                                          -------------
                                              2,708,662
                                          -------------

PHARMACEUTICALS 5.0%
Abbott Laboratories (a)           17,893        918,269
Eli Lilly & Co. (a)               70,371      2,477,059
Endo Pharmaceuticals
  Holdings, Inc. (a)(b)           46,669      1,714,619
Forest Laboratories, Inc.
  (a)(b)                          58,665      1,938,878
Johnson & Johnson (a)             69,367      4,416,597
King Pharmaceuticals, Inc.
  (b)                              6,820         96,435


14    MainStay 130/30 Core Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                  SHARES          VALUE
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Merck & Co., Inc. (a)             40,272  $   1,461,068
Mylan, Inc. (b)                    3,974         80,752
Pfizer, Inc. (a)                 123,109      2,142,096
Warner Chilcott PLC Class A       65,423      1,572,769
                                          -------------
                                             16,818,542
                                          -------------

PROFESSIONAL SERVICES 0.1%
FTI Consulting, Inc. (b)          12,408        439,988
                                          -------------


REAL ESTATE INVESTMENT TRUSTS 1.8%
Annaly Capital Management,
  Inc. (a)                       103,223      1,828,079
Duke Realty Corp. (a)             96,031      1,197,507
Public Storage (a)                13,810      1,370,228
Rayonier, Inc. (a)                33,895      1,769,319
                                          -------------
                                              6,165,133
                                          -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT 0.6%
CB Richard Ellis Group, Inc.
  Class A (b)                     22,583        414,398
Jones Lang LaSalle, Inc. (a)      19,880      1,551,833
                                          -------------
                                              1,966,231
                                          -------------

ROAD & RAIL 0.8%
Hertz Global Holdings, Inc.
  (a)(b)                         110,967      1,256,146
Ryder System, Inc. (a)            30,705      1,343,344
                                          -------------
                                              2,599,490
                                          -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.3%
Advanced Micro Devices, Inc.
  (a)(b)                         129,004        945,599
Analog Devices, Inc.              23,546        792,794
Applied Materials, Inc.           55,752        689,095
Fairchild Semiconductor
  International, Inc. (a)(b)      95,297      1,073,997
X  Intel Corp. (a)               228,449      4,584,971
Intersil Corp. Class A (a)         7,040         92,154
Micron Technology, Inc.
  (a)(b)                         221,275      1,829,944
ON Semiconductor Corp. (b)        32,065        245,939
Teradyne, Inc. (a)(b)             73,053        821,116
                                          -------------
                                             11,075,609
                                          -------------

SOFTWARE 5.0%
Activision Blizzard, Inc.         52,133        597,965
BMC Software, Inc. (a)(b)         21,510        977,845
CA, Inc. (a)                      57,005      1,323,086
Compuware Corp. (b)               11,789        118,008
Intuit, Inc. (a)(b)               21,274      1,021,152
McAfee, Inc. (b)                   4,587        216,965
MICROS Systems, Inc. (a)(b)       16,815        763,233
X  Microsoft Corp. (a)           225,024      5,994,639
Oracle Corp. (a)                  94,023      2,764,276
Symantec Corp. (a)(b)            120,143      1,943,914
Synopsys, Inc. (a)(b)             38,434        983,142
                                          -------------
                                             16,704,225
                                          -------------

SPECIALTY RETAIL 5.5%
Advance Auto Parts, Inc. (a)      29,068      1,888,839
Aeropostale, Inc. (a)(b)          45,020      1,097,588
Best Buy Co., Inc.                34,313      1,474,773
Foot Locker, Inc.                  9,583        152,657
GameStop Corp. Class A (a)(b)     78,988      1,552,904
Gap, Inc. (The) (a)               78,381      1,490,023
Limited Brands, Inc. (a)          63,721      1,872,760
Office Depot, Inc. (a)(b)          2,468         11,081
PetSmart, Inc. (a)                35,187      1,317,049
Ross Stores, Inc. (a)             31,870      1,880,011
Signet Jewelers, Ltd. (a)(b)      46,341      1,630,276
Staples, Inc. (a)                 17,036        348,727
TJX Cos., Inc. (a)                46,148      2,117,732
Williams-Sonoma, Inc. (a)         53,062      1,717,617
                                          -------------
                                             18,552,037
                                          -------------

TEXTILES, APPAREL & LUXURY GOODS 1.5%
Coach, Inc. (a)                   24,229      1,211,450
NIKE, Inc. Class B (a)            29,607      2,411,194
VF Corp. (a)                      17,092      1,422,738
                                          -------------
                                              5,045,382
                                          -------------

TOBACCO 0.6%
Philip Morris International,
  Inc. (a)                        35,815      2,095,178
                                          -------------


TRADING COMPANIES & DISTRIBUTORS 0.5%
W.W. Grainger, Inc. (a)           14,888      1,846,559
                                          -------------


WIRELESS TELECOMMUNICATION SERVICES 2.3%
Leap Wireless International,
  Inc. (b)                         3,424         39,068
MetroPCS Communications, Inc.
  (a)(b)                         138,401      1,440,754
NII Holdings, Inc. (a)(b)         42,188      1,763,880
Sprint Nextel Corp. (a)(b)       432,332      1,781,208
Telephone and Data Systems,
  Inc. (a)                        50,027      1,742,441
United States Cellular Corp.
  (a)(b)                          23,048      1,070,810
                                          -------------
                                              7,838,161
                                          -------------
Total Common Stocks
  (Cost $399,668,166)                       441,854,027
                                          -------------


EXCHANGE TRADED FUND 1.8% (C)
-------------------------------------------------------

X  S&P 500 Index-SPDR Trust
  Series 1 (a)                    52,354      6,205,520
                                          -------------
Total Exchange Traded Fund
  (Cost $6,162,948)                           6,205,520
                                          -------------




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

                               PRINCIPAL
                                  AMOUNT          VALUE

SHORT-TERM INVESTMENT 0.2%
-------------------------------------------------------

REPURCHASE AGREEMENT 0.2%
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $842,189 (Collateralized by
  a United States Treasury
  Note with a rate of 3.125%
  and a maturity date of
  4/30/17, with a Principal
  Amount of $785,000 and a
  Market Value of $860,674)    $ 842,188  $     842,188
                                          -------------
Total Short-Term Investment
  (Cost $842,188)                               842,188
                                          -------------
Total Investments,
  Before Investments Sold
  Short
  (Cost $406,673,302) (d)          133.7%   448,901,735
                                          -------------



                                  SHARES

INVESTMENTS SOLD SHORT (33.8%)
COMMON STOCKS SOLD SHORT (33.8%)
-------------------------------------------------------

AEROSPACE & DEFENSE (0.8%)
Alliant Techsystems, Inc. (b)    (17,882)    (1,363,324)
BE Aerospace, Inc. (b)            (1,251)       (45,987)
Precision Castparts Corp.           (444)       (60,641)
Spirit Aerosystems Holdings,
  Inc. Class A (b)               (52,627)    (1,138,848)
                                          -------------
                                             (2,608,800)
                                          -------------

AIR FREIGHT & LOGISTICS (0.2%)
C.H. Robinson Worldwide, Inc.     (8,427)      (593,935)
UTI Worldwide, Inc.               (1,498)       (28,792)
                                          -------------
                                               (622,727)
                                          -------------

AIRLINES (0.1%)
Copa Holdings S.A. Class A        (4,309)      (218,596)
                                          -------------



AUTO COMPONENTS (0.0%)++
Gentex Corp.                      (3,707)       (74,066)
                                          -------------



AUTOMOBILES (0.3%)
Thor Industries, Inc.            (34,071)    (1,072,896)
                                          -------------



BEVERAGES (0.3%)
Central European Distribution
  Corp. (b)                      (46,348)    (1,157,310)
                                          -------------



BIOTECHNOLOGY (1.3%)
Alexion Pharmaceuticals, Inc.
  (b)                            (17,471)    (1,193,269)
Amylin Pharmaceuticals, Inc.
  (b)                             (2,984)       (38,881)
BioMarin Pharmaceuticals,
  Inc. (b)                        (4,472)      (116,988)
Celgene Corp. (b)                 (2,494)      (154,803)
Dendreon Corp. (b)                (2,668)       (97,382)
Human Genome Sciences, Inc.
  (b)                            (50,687)    (1,362,467)
Regeneron Pharmaceuticals,
  Inc. (b)                       (14,454)      (376,960)
United Therapeutics Corp. (b)    (11,024)      (661,440)
Vertex Pharmaceuticals, Inc.
  (b)                            (13,685)      (524,546)
                                          -------------
                                             (4,526,736)
                                          -------------

BUILDING PRODUCTS (0.3%)
Lennox International, Inc.        (7,360)      (301,834)
USG Corp. (b)                    (45,336)      (574,860)
                                          -------------
                                               (876,694)
                                          -------------

CAPITAL MARKETS (2.5%)
Affiliated Managers Group,
  Inc. (b)                        (2,239)      (191,681)
Ares Capital Corp.               (67,773)    (1,134,520)
BlackRock, Inc. Class A           (2,641)      (451,585)
E*Trade Financial Corp. (b)      (88,794)    (1,269,754)
Greenhill & Co., Inc.            (15,826)    (1,229,205)
Invesco, Ltd.                    (62,434)    (1,435,982)
Jefferies Group, Inc.            (46,481)    (1,112,290)
Lazard, Ltd. Class A             (42,933)    (1,584,228)
                                          -------------
                                             (8,409,245)
                                          -------------

CHEMICALS (0.9%)
CF Industries Holdings, Inc.      (6,311)      (773,287)
FMC Corp.                         (2,086)      (152,487)
Intrepid Potash, Inc. (b)        (45,442)    (1,560,024)
Monsanto Co.                      (8,529)      (506,793)
                                          -------------
                                             (2,992,591)
                                          -------------

COMMERCIAL BANKS (1.0%)
Associated Banc-Corp.            (38,315)      (485,451)
BancorpSouth, Inc.               (65,331)      (861,716)
City National Corp.               (2,146)      (110,669)
Comerica, Inc.                   (10,675)      (381,952)
First Horizon National Corp.
  (b)                            (89,556)      (903,620)
Wilmington Trust Corp.           (82,182)      (584,314)
                                          -------------
                                             (3,327,722)
                                          -------------

COMMUNICATIONS EQUIPMENT (0.2%)
Ciena Corp. (b)                  (45,938)      (638,079)
                                          -------------



COMPUTERS & PERIPHERALS (0.1%)
NCR Corp. (b)                    (17,953)      (246,315)
                                          -------------



CONSTRUCTION & ENGINEERING (0.9%)
Aecom Technology Corp. (b)       (60,974)    (1,615,201)
Fluor Corp.                       (8,497)      (409,471)
Quanta Services, Inc. (b)        (58,265)    (1,145,490)
                                          -------------
                                             (3,170,162)
                                          -------------



16    MainStay 130/30 Core Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                  SHARES          VALUE
COMMON STOCKS SOLD SHORT (CONTINUED)

CONSTRUCTION MATERIALS (0.6%)
Eagle Materials, Inc.            (30,950) $    (726,087)
Vulcan Materials Co.             (38,446)    (1,403,663)
                                          -------------
                                             (2,129,750)
                                          -------------

CONSUMER FINANCE (0.1%)
SLM Corp. (b)                    (24,356)      (289,836)
                                          -------------



CONTAINERS & PACKAGING (0.4%)
Bemis Co., Inc.                     (322)       (10,227)
Greif, Inc. Class A              (18,910)    (1,110,773)
Pactiv Corp. (b)                 (11,660)      (386,879)
                                          -------------
                                             (1,507,879)
                                          -------------

DISTRIBUTORS (0.2%)
LKQ Corp. (b)                    (33,779)      (734,355)
                                          -------------



DIVERSIFIED CONSUMER SERVICES (0.1%)
Weight Watchers
  International, Inc.            (11,209)      (375,389)
                                          -------------



DIVERSIFIED FINANCIAL SERVICES (0.4%)
Leucadia National Corp. (b)      (15,480)      (393,501)
MSCI, Inc. Class A (b)           (28,688)    (1,028,465)
                                          -------------
                                             (1,421,966)
                                          -------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Level 3 Communications, Inc.
  (b)                           (288,886)      (279,555)
                                          -------------



ELECTRIC UTILITIES (0.2%)
Great Plains Energy, Inc.        (28,199)      (536,627)
                                          -------------



ELECTRICAL EQUIPMENT (0.2%)
Babcock & Wilcox Co. (b)         (28,183)      (643,136)
                                          -------------



ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Arrow Electronics, Inc. (b)      (51,883)    (1,536,256)
Avnet, Inc. (b)                  (42,653)    (1,270,206)
FLIR Systems, Inc. (b)              (525)       (14,616)
Ingram Micro, Inc. Class A
  (b)                            (89,654)    (1,583,290)
Molex, Inc.                       (2,483)       (50,405)
Tech Data Corp. (b)               (6,289)      (270,364)
                                          -------------
                                             (4,725,137)
                                          -------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Cameron International Corp.
  (b)                            (11,002)      (481,338)
Dresser-Rand Group, Inc. (b)      (4,078)      (139,549)
                                          -------------
                                               (620,887)
                                          -------------

FOOD PRODUCTS (0.5%)
Green Mountain Coffee
  Roasters, Inc. (b)             (40,417)    (1,333,357)
Mead Johnson Nutrition Co.
  Class A                         (7,712)      (453,620)
                                          -------------
                                             (1,786,977)
                                          -------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Alere, Inc. (b)                  (20,749)      (613,133)
Edwards Lifesciences Corp.
  (b)                            (14,090)      (900,492)
Thoratec Corp. (b)                  (539)       (17,593)
                                          -------------
                                             (1,531,218)
                                          -------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
Brookdale Senior Living, Inc.
  (b)                            (64,282)    (1,207,216)
Emdeon, Inc. (b)                 (52,218)      (711,731)
Mednax, Inc. (b)                 (15,509)      (918,288)
Patterson Cos., Inc.              (9,687)      (267,846)
Tenet Healthcare Corp. (b)       (35,373)      (154,226)
Universal Health Services,
  Inc. Class B                    (1,318)       (54,394)
VCA Antech, Inc. (b)             (18,710)      (386,736)
                                          -------------
                                             (3,700,437)
                                          -------------

HEALTH CARE TECHNOLOGY (0.1%)
SXC Health Solutions Corp.
  (b)                             (6,116)      (238,279)
                                          -------------



HOTELS, RESTAURANTS & LEISURE (0.8%)
Choice Hotels International,
  Inc.                           (34,304)    (1,304,581)
Hyatt Hotels Corp. Class A
  (b)                             (5,157)      (207,827)
WMS Industries, Inc. (b)         (30,135)    (1,314,790)
                                          -------------
                                             (2,827,198)
                                          -------------

HOUSEHOLD DURABLES (2.0%)
KB Home                          (24,446)      (256,927)
Lennar Corp. Class A             (93,615)    (1,358,354)
M.D.C. Holdings, Inc.            (44,087)    (1,135,240)
NVR, Inc. (b)                     (2,285)    (1,433,632)
Tempur-Pedic International,
  Inc. (b)                       (22,882)      (789,429)
Toll Brothers, Inc. (b)          (82,714)    (1,483,889)
Tupperware Brands Corp.           (2,208)       (98,941)
                                          -------------
                                             (6,556,412)
                                          -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
Ormat Technologies, Inc.         (42,864)    (1,222,053)
RRI Energy, Inc. (b)            (246,895)      (928,325)
                                          -------------
                                             (2,150,378)
                                          -------------

INSURANCE (1.7%)
American National Insurance
  Co.                             (1,980)      (155,311)
Arthur J Gallagher & Co.          (1,313)       (36,974)
Erie Indemnity Co. Class A        (3,817)      (218,256)
Genworth Financial, Inc.
  Class A (b)                    (10,144)      (115,033)
Hanover Insurance Group, Inc.
  (The)                          (12,550)      (567,887)
Markel Corp. (b)                  (1,186)      (397,334)
MBIA, Inc. (b)                   (98,093)    (1,099,623)
Old Republic International
  Corp.                         (109,164)    (1,440,965)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17


                                  SHARES          VALUE
COMMON STOCKS SOLD SHORT (CONTINUED)

INSURANCE (CONTINUED)
OneBeacon Insurance Group,
  Ltd. Class A                   (28,314) $    (398,661)
Wesco Financial Corp.             (1,093)      (397,196)
XL Group PLC                     (46,995)      (993,944)
                                          -------------
                                             (5,821,184)
                                          -------------

INTERNET SOFTWARE & SERVICES (0.5%)
Monster Worldwide, Inc. (b)      (96,217)    (1,737,679)
                                          -------------



IT SERVICES (0.9%)
Alliance Data Systems Corp.
  (b)                             (3,114)      (189,082)
Cognizant Technology
  Solutions Corp. (b)             (1,667)      (108,672)
Fidelity National Information
  Services, Inc.                 (12,815)      (347,286)
Genpact, Ltd. (b)                (74,838)    (1,189,924)
Mastercard, Inc. Class A          (3,515)      (843,811)
Visa, Inc. Class A                (2,975)      (232,556)
                                          -------------
                                             (2,911,331)
                                          -------------

LIFE SCIENCES TOOLS & SERVICES (0.4%)
Techne Corp.                     (21,047)    (1,282,183)
                                          -------------



MACHINERY (0.3%)
Bucyrus International, Inc.       (8,112)      (552,914)
Donaldson Co., Inc.                 (181)        (8,818)
Kennametal, Inc.                  (8,134)      (277,695)
Pentair, Inc.                     (4,263)      (139,528)
Terex Corp. (b)                   (1,576)       (35,381)
                                          -------------
                                             (1,014,336)
                                          -------------

MARINE (0.2%)
Alexander & Baldwin, Inc.        (14,716)      (506,672)
                                          -------------



MEDIA (1.7%)
Central European Media
  Enterprises, Ltd. Class A
  (b)                            (11,038)      (254,426)
Discovery Communications,
  Inc. Class A (b)               (23,926)    (1,067,339)
DreamWorks Animation SKG,
  Inc. Class A (b)               (46,197)    (1,630,754)
Lamar Advertising Co. Class A
  (b)                            (11,532)      (391,973)
Liberty Media Corp.--Capital,
  Series A (b)                    (3,571)      (205,475)
Morningstar, Inc. (b)            (24,561)    (1,199,068)
New York Times Co. (The)
  Class A (b)                     (6,550)       (50,238)
Thomson Reuters Corp.            (10,773)      (412,067)
Viacom, Inc.                     (11,140)      (429,893)
                                          -------------
                                             (5,641,233)
                                          -------------

METALS & MINING (1.4%)
AK Steel Holding Corp.           (86,077)    (1,083,710)
Allegheny Technologies, Inc.     (22,570)    (1,189,213)
Cliffs Natural Resources,
  Inc.                            (1,371)       (89,389)
Commercial Metals Co.             (7,265)      (100,838)
Nucor Corp.                      (21,653)      (827,578)
Royal Gold, Inc.                 (11,745)      (581,495)
Schnitzer Steel Industries,
  Inc. Class A                   (15,168)      (784,034)
Titanium Metals Corp. (b)           (840)       (16,514)
United States Steel Corp.         (1,729)       (73,984)
                                          -------------
                                             (4,746,755)
                                          -------------

MULTILINE RETAIL (0.0%)++
Dollar General Corp. (b)          (2,620)       (73,858)
J.C. Penney Co., Inc.             (2,319)       (72,306)
                                          -------------
                                               (146,164)
                                          -------------

OIL, GAS & CONSUMABLE FUELS (1.2%)
Atlas Energy, Inc. (b)            (8,039)      (234,096)
Cobalt International Energy,
  Inc. (b)                      (137,408)    (1,271,024)
Consol Energy, Inc.              (24,923)      (916,169)
Denbury Resources, Inc. (b)      (23,643)      (402,404)
EXCO Resources, Inc.             (80,535)    (1,194,334)
SandRidge Energy, Inc. (b)        (5,512)       (30,150)
Southern Union Co.                  (230)        (5,780)
Teekay Corp.                      (1,691)       (53,774)
                                          -------------
                                             (4,107,731)
                                          -------------

PERSONAL PRODUCTS (0.0%)++
Alberto-Culver Co.                  (158)        (5,892)
                                          -------------



PROFESSIONAL SERVICES (0.8%)
Manpower, Inc.                   (26,024)    (1,424,294)
Towers Watson & Co. Class A      (25,101)    (1,290,693)
                                          -------------
                                             (2,714,987)
                                          -------------

REAL ESTATE INVESTMENT TRUSTS (0.6%)
Chimera Investment Corp.         (97,965)      (401,656)
Corporate Office Properties
  Trust                           (2,304)       (81,769)
ProLogis                         (79,846)    (1,089,898)
Weyerhaeuser Co.                 (24,990)      (405,338)
                                          -------------
                                             (1,978,661)
                                          -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Forest City Enterprises, Inc.
  Class A (b)                    (38,694)      (564,546)
St. Joe Co. (The) (b)            (15,911)      (321,243)
                                          -------------
                                               (885,789)
                                          -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Cree, Inc. (b)                   (11,771)      (603,735)
Integrated Device Technology,
  Inc. (b)                          (171)        (1,007)
International Rectifier Corp.
  (b)                            (58,804)    (1,366,017)
Linear Technology Corp.           (3,965)      (127,792)
MEMC Electronic Materials,
  Inc. (b)                      (125,324)    (1,606,654)
NVIDIA Corp. (b)                 (85,845)    (1,032,715)
PMC-Sierra, Inc. (b)             (99,937)      (768,516)
SunPower Corp. Class A (b)        (8,657)      (118,081)


18    MainStay 130/30 Core Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                  SHARES          VALUE
COMMON STOCKS SOLD SHORT (CONTINUED)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
Varian Semiconductor
  Equipment Associates, Inc.
  (b)                            (38,430) $  (1,255,508)
                                          -------------
                                             (6,880,025)
                                          -------------

SOFTWARE (0.1%)
Cadence Design Systems, Inc.
  (b)                             (8,757)       (74,172)
Rovi Corp. (b)                    (3,161)      (160,104)
                                          -------------
                                               (234,276)
                                          -------------

SPECIALTY RETAIL (1.6%)
Aaron's, Inc.                    (68,889)    (1,299,247)
CarMax, Inc. (b)                 (32,111)      (995,120)
O'Reilly Automotive, Inc. (b)     (8,626)      (504,621)
RadioShack Corp.                 (64,786)    (1,304,142)
Tractor Supply Co.                  (997)       (39,481)
Urban Outfitters, Inc. (b)       (43,189)    (1,328,925)
                                          -------------
                                             (5,471,536)
                                          -------------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Phillips-Van Heusen Corp.        (18,231)    (1,118,290)
                                          -------------



THRIFTS & MORTGAGE FINANCE (1.1%)
First Niagara Financial
  Group, Inc.                   (127,523)    (1,511,147)
People's United Financial,
  Inc.                          (107,807)    (1,327,104)
TFS Financial Corp.              (81,497)      (713,099)
                                          -------------
                                             (3,551,350)
                                          -------------

WATER UTILITIES (0.2%)
Aqua America, Inc.               (24,518)      (527,873)
                                          -------------



WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Clearwire Corp. Class A (b)      (24,916)      (176,654)
                                          -------------
Total Common Stocks Sold
  Short
  (Proceeds $107,845,524)                  (113,457,956)
                                          -------------





                               NUMBER OF
                                  RIGHTS          VALUE
RIGHTS SOLD SHORT (0.0%)++
-------------------------------------------------------

BIOTECHNOLOGY (0.0%)++
Celgene Corp.
  Expires 12/31/30 (b)           (9,533)  $     (46,235)
                                          -------------
Total Rights Sold Short
  (Proceeds $50,525)                            (46,235)
                                          -------------
Total Investments Sold Short
  (Proceeds $107,896,049)         (33.8)%  (113,504,191)
                                          -------------
Total Investments,
  Net of Investments Sold
  Short
  (Cost $298,777,253)              99.9     335,397,544
Other Assets, Less
  Liabilities                       0.1         189,016
                                 ------   -------------

Net Assets                        100.0%  $ 335,586,560
                                 ======   =============





+++  On a daily basis New York Life
     Investments confirms that the value of
     the Fund's liquid assets (liquid
     portfolio securities and cash) is
     sufficient to cover its potential senior
     securities (e.g., futures, swaps,
     options).
++   Less than one-tenth of a percent.
(a)  Security, or a portion thereof, is
     maintained in a segregated account at the
     Fund's custodian as collateral for
     securities sold short. (See Note 2(J))
(b)  Non-income producing security.
(c)  Exchange Traded Fund--An investment
     vehicle that represents a basket of
     securities that is traded on an exchange.
(d)  At October 31, 2010, cost is $413,549,479
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $ 48,174,021
Gross unrealized depreciation       (12,821,765)
                                   ------------
Net unrealized appreciation        $ 35,352,256
                                   ============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets and liabilities.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
  Common Stocks                                    $441,854,027     $     --      $     --  $441,854,027
  Exchange Traded Fund                                6,205,520           --            --     6,205,520
  Short-Term Investment
     Repurchase Agreement                                    --      842,188            --       842,188
                                                   ------------     --------      --------  ------------
Total Investments in Securities                    $448,059,547     $842,188      $     --  $448,901,735
                                                   ============     ========      ========  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

LIABILITY VALUATION INPUTS

                                                          QUOTED
                                                       PRICES IN
                                                          ACTIVE  SIGNIFICANT
                                                     MARKETS FOR        OTHER   SIGNIFICANT
                                                       IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                          ASSETS       INPUTS        INPUTS
 DESCRIPTION                                           (LEVEL 1)    (LEVEL 2)     (LEVEL 3)          TOTAL
Investments Sold Short (a)
  Common Stocks Sold Short                         $(113,457,956)    $     --      $     --  $(113,457,956)
  Rights Sold Short                                      (46,235)          --            --        (46,235)
                                                   -------------     --------      --------  -------------
Total Investments Sold Short                       $(113,504,191)         $--      $     --  $(113,504,191)
                                                   =============     ========      ========  =============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


20    MainStay 130/30 Core Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in securities before
  investments sold short, at value
  (identified cost $406,673,302)      $448,901,735
Cash collateral on deposit at broker           473
Receivables:
  Investment securities sold             2,209,520
  Dividends and interest                   359,195
  Fund shares sold                         173,563
Other assets                                26,237
                                      ------------
     Total assets                      451,670,723
                                      ------------

LIABILITIES
--------------------------------------------------
Investments sold short (proceeds
  $107,896,049)                        113,504,191
Payables:
  Investment securities purchased        2,177,996
  Manager (See Note 3)                     279,373
  Dividends on investments sold
     short                                  47,507
  Professional fees                         24,380
  Shareholder communication                 22,093
  Fund shares redeemed                      20,141
  Custodian                                  3,336
  Transfer agent (See Note 3)                1,971
  Trustees                                     652
  NYLIFE Distributors (See Note 3)             307
Accrued expenses                             2,216
                                      ------------
     Total liabilities                 116,084,163
                                      ------------
Net assets                            $335,586,560
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) 800 million shares
  authorized                          $     45,797
Additional paid-in capital             321,001,972
                                      ------------
                                       321,047,769
Undistributed net investment income        322,269
Accumulated net realized loss on
  investments and investments sold
  short                                (22,403,769)
Net unrealized appreciation on
  investments                           42,228,433
Net unrealized depreciation on
  investments sold short                (5,608,142)
                                      ------------
Net assets                            $335,586,560
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $     81,018
                                      ============
Shares of beneficial interest
  outstanding                               11,125
                                      ============
Net asset value per share
  outstanding                         $       7.28
Maximum sales charge (5.50% of
  offering price)                             0.42
                                      ------------
Maximum offering price per share
  outstanding                         $       7.70
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $    229,009
                                      ============
Shares of beneficial interest
  outstanding                               31,348
                                      ============
Net asset value per share
  outstanding                         $       7.31
Maximum sales charge (5.50% of
  offering price)                             0.43
                                      ------------
Maximum offering price per share
  outstanding                         $       7.74
                                      ============
CLASS C
Net assets applicable to outstanding
  shares                              $    289,175
                                      ============
Shares of beneficial interest
  outstanding                               40,627
                                      ============
Net asset value and offering price
  per share outstanding               $       7.12
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $334,987,358
                                      ============
Shares of beneficial interest
  outstanding                           45,714,040
                                      ============
Net asset value and offering price
  per share outstanding               $       7.33
                                      ============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              21

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
--------------------------------------------------
INCOME
  Dividends (a)                       $  6,533,236
  Interest                                     208
                                      ------------
     Total income                        6,533,444
                                      ------------
EXPENSES
  Manager (See Note 3)                   2,791,125
  Dividends on investments sold
     short                               1,441,133
  Broker fees and charges on short
     sales                               1,127,523
  Professional fees                         88,325
  Registration                              65,208
  Custodian                                 42,073
  Shareholder communication                 29,397
  Transfer agent (See Note 3)               12,024
  Trustees                                   9,613
  Distribution/Service--Investor
     Class (See Note 3)                        169
  Distribution/Service--Class A (See
     Note 3)                                   554
  Distribution/Service--Class C (See
     Note 3)                                 3,452
  Miscellaneous                             14,795
                                      ------------
     Total expenses                      5,625,391
                                      ------------
Net investment income                      908,053
                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain (loss) on:
  Security transactions                 31,904,095
  Investments sold short               (17,868,582)
                                      ------------
Net realized gain on investments and
  investments sold short                14,035,513
                                      ------------
Net change in unrealized
  appreciation (depreciation) on:
  Investments                           22,273,221
  Investments sold short                (1,659,290)
                                      ------------
Net change in unrealized
  appreciation (depreciation) on
  investments and investments sold
  short                                 20,613,931
                                      ------------
Net realized and unrealized gain on
  investments and investments sold
  short                                 34,649,444
                                      ------------
Net increase in net assets resulting
  from operations                     $ 35,557,497
                                      ============




(a) Dividends recorded net of foreign withholding taxes in the amount of $1,730.


22    MainStay 130/30 Core Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                      2010          2009
INCREASE IN NET ASSETS
--------------------------------------------------------
Operations:
 Net investment income        $    908,053  $    912,961
 Net realized gain (loss)
  on investments and
  investments sold short        14,035,513   (21,476,763)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and
  investments sold short        20,613,931    39,433,075
                              --------------------------
 Net increase in net assets
  resulting from operations     35,557,497    18,869,273
                              --------------------------
Dividends to shareholders:
 From net investment
  income:
    Investor Class                     (65)           --
    Class A                           (320)         (354)
    Class I                     (1,164,352)     (192,082)
                              --------------------------
 Total dividends to
  shareholders                  (1,164,737)     (192,436)
                              --------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                       144,763,911    92,953,584
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends      1,084,477       161,068
 Cost of shares redeemed       (35,060,774)   (6,906,219)
                              --------------------------
    Increase in net assets
     derived from capital
     share transactions        110,787,614    86,208,433
                              --------------------------
    Net increase in net
     assets                    145,180,374   104,885,270
NET ASSETS
--------------------------------------------------------
Beginning of year              190,406,186    85,520,916
                              --------------------------
End of year                   $335,586,560  $190,406,186
                              ==========================
Undistributed net investment
 income at end of year        $    322,269  $    761,350
                              ==========================





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              23

STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED OCTOBER 31, 2010




CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------
Net increase in net assets resulting
  from operations                     $  35,557,497
Adjustments to reconcile net
  increase in net assets resulting
  from operations to net cash used
  in operating activities:
  Investments purchased                (569,754,718)
  Investments sold                      421,107,822
  Purchases to cover securities sold
     short                             (141,055,047)
  Securities sold short                 179,514,316
  Sale of short term investments,
     net                                  1,611,948
  Increase in investment securities
     sold receivable                     (1,768,710)
  Increase in dividends and interest
     receivable                            (149,291)
  Increase in cash collateral on
     deposit at broker                         (197)
  Increase in other assets                   (9,198)
  Increase in investment securities
     purchased payable                       19,965
  Increase in dividends payable for
     securities sold short                   39,784
  Decrease in professional fees
     payable                                 (3,505)
  Decrease in custodian payable             (13,728)
  Decrease in shareholder
     communication payable                  (32,037)
  Increase in due to Trustees                   137
  Increase in due to manager                117,617
  Decrease in due to transfer agent             (35)
  Decrease in due to NYLIFE
     Distributors                               (59)
  Decrease in accrued expenses and
     other liabilities                       (1,886)
  Net change in unrealized
     (appreciation) depreciation on
     investments                        (22,273,221)
  Net realized gain from investments    (31,904,095)
  Net change in unrealized
     (appreciation) depreciation on
     securities sold short                1,659,290
  Net realized loss from securities
     sold short                          17,868,582
                                      -------------
Net cash used in operating
  activities                           (109,468,769)
                                      -------------

CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------
Proceeds from shares sold               144,607,724
Payment on shares redeemed              (35,058,695)
Cash distributions paid                     (80,260)
                                      -------------
Net cash provided by financing
  activities                            109,468,769
                                      -------------

NET INCREASE (DECREASE) IN CASH:                 --
Cash at beginning of year                        --
                                      -------------
Cash at end of year                   $          --
                                      =============




Non-cash financing activities not included herein consist of all reinvestment of dividends and distributions of $1,084,477.


24    MainStay 130/30 Core Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                  INVESTOR CLASS
                                     ---------------------------------------
                                                                FEBRUARY 28,
                                                                   2008**                         CLASS A
                                      YEAR ENDED OCTOBER           THROUGH          -----------------------------------
                                             31,                OCTOBER 31,                YEAR ENDED OCTOBER 31,
                                      2010          2009            2008             2010          2009           2008
Net asset value at beginning of
  period                             $ 6.40        $6.00           $  8.68          $ 6.41        $ 6.00        $  9.64
                                     ------        -----           -------          ------        ------        -------
Net investment income (loss) (a)      (0.01)        0.02             (0.02)           0.00 ++       0.05          (0.02)
Net realized and unrealized gain
  (loss) on investments                0.90         0.38             (2.66)           0.92          0.37          (3.61)
                                     ------        -----           -------          ------        ------        -------
Total from investment operations       0.89         0.40             (2.68)           0.92          0.42          (3.63)
                                     ------        -----           -------          ------        ------        -------
Less dividends:
  From net investment income          (0.01)          --                --           (0.02)        (0.01)         (0.01)
                                     ------        -----           -------          ------        ------        -------
Net asset value at end of period     $ 7.28        $6.40           $  6.00          $ 7.31        $ 6.41        $  6.00
                                     ======        =====           =======          ======        ======        =======
Total investment return (b)           13.88%        6.67%(d)        (30.76%)(c)      14.31%         6.77%        (37.57%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)        (0.16%)       0.38%            (0.37%)++        0.07%         0.83%         (0.20%)
  Net expenses (excluding short
     sale expenses)                    1.58%        1.60%             1.59% ++        1.34%         1.46%          1.50%
  Expenses (including short sales
     expenses, before
     waiver/reimbursement)             2.50%        2.57%             2.59% ++        2.29%         2.40%          2.60%
  Short sale expenses                  0.92%        0.87%             0.82% ++        0.95%         0.94%          0.85%
Portfolio turnover rate                 117%         163%              244%            117%          163%           244%
Net assets at end of period (in
  000's)                             $   81        $  53           $    41          $  229        $  138        $   390
                                       CLASS A
                                     -----------
                                       JUNE 29,
                                        2007**
                                       THROUGH
                                     OCTOBER 31,

                                         2007
Net asset value at beginning of
  period                                $10.00
                                        ------
Net investment income (loss) (a)         (0.00) ++
Net realized and unrealized gain
  (loss) on investments                  (0.36)
                                        ------
Total from investment operations         (0.36)
                                        ------
Less dividends:
  From net investment income                --
                                        ------
Net asset value at end of period        $ 9.64
                                        ======
Total investment return (b)              (3.60%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)           (0.14%)++
  Net expenses (excluding short
     sale expenses)                       1.50% ++
  Expenses (including short sales
     expenses, before
     waiver/reimbursement)                2.90% ++
  Short sale expenses                     0.53% ++
Portfolio turnover rate                     59%
Net assets at end of period (in
  000's)                                $  356




                                                             CLASS C
                                     ------------------------------------------------------
                                                                                  JUNE 29,
                                                                                   2007**
                                                                                  THROUGH                   CLASS I
                                                                                OCTOBER 31,        ------------------------
                                            YEAR ENDED OCTOBER 31,                                  YEAR ENDED OCTOBER 31,
                                      2010          2009           2008             2007             2010            2009
Net asset value at beginning of
  period                             $ 6.30        $ 5.95        $  9.61           $10.00          $   6.43        $   6.02
                                     ------        ------        -------           ------          --------        --------
Net investment income (loss) (a)      (0.06)        (0.02)         (0.09)           (0.03)             0.02            0.04
Net realized and unrealized gain
  (loss) on investments                0.88          0.37          (3.57)           (0.36)             0.91            0.38
                                     ------        ------        -------           ------          --------        --------
Total from investment operations       0.82          0.35          (3.66)           (0.39)             0.93            0.42
                                     ------        ------        -------           ------          --------        --------
Less dividends:
  From net investment income             --            --             --               --             (0.03)          (0.01)
                                     ------        ------        -------           ------          --------        --------
Net asset value at end of period     $ 7.12        $ 6.30        $  5.95           $ 9.61          $   7.33        $   6.43
                                     ======        ======        =======           ======          ========        ========
Total investment return (b)           13.02%         5.88%        (38.15%)          (3.80%)(c)        14.53%           7.05%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)        (0.87%)       (0.41%)        (1.12%)          (0.86%)++          0.33%           0.69%
  Net expenses (excluding short
     sale expenses)                    2.34%         2.35%          2.33%            2.25% ++          1.09%           1.22%
  Expenses (including short sales
     expenses, before
     waiver/reimbursement)             3.23%         3.31%          3.41%            3.65% ++          2.01%           2.08%
  Short sale expenses                  0.89%         0.86%          0.81%            0.53% ++          0.92%           0.86%
Portfolio turnover rate                 117%          163%           244%              59%              117%            163%
Net assets at end of period (in
  000's)                             $  289        $  370        $   228           $   35          $334,987        $189,845
                                               CLASS I
                                     --------------------------
                                                      JUNE 29,
                                       YEAR            2007**
                                      ENDED           THROUGH
                                     OCTOBER        OCTOBER 31,
                                       31,
                                       2008             2007
Net asset value at beginning of
  period                             $  9.65          $ 10.00
                                     -------          -------
Net investment income (loss) (a)        0.01             0.01
Net realized and unrealized gain
  (loss) on investments                (3.62)           (0.36)
                                     -------          -------
Total from investment operations       (3.61)           (0.35)
                                     -------          -------
Less dividends:
  From net investment income           (0.02)              --
                                     -------          -------
Net asset value at end of period     $  6.02          $  9.65
                                     =======          =======
Total investment return (b)           (37.48%)          (3.50%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)          0.07%            0.27% ++
  Net expenses (excluding short
     sale expenses)                     1.25%            1.25% ++
  Expenses (including short sales
     expenses, before
     waiver/reimbursement)              2.16%            2.52% ++
  Short sale expenses                   0.81%            0.53% ++
Portfolio turnover rate                  244%              59%
Net assets at end of period (in
  000's)                             $84,861          $24,123



**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  Total investment returns may reflect adjustments to conform to generally accepted accounting principles.




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              25

MAINSTAY 130/30 GROWTH FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY 130/30
                        GROWTH FUND
                          CLASS I        RUSSELL 1000(R)
                           SHARES          GROWTH INDEX
                      ---------------    ---------------
6/29/07                    10000              10000
10/31/07                   10650              10775
10/31/08                    6710               6793
10/31/09                    7480               7983
10/31/10                    8150               9552




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                                SINCE        GROSS
                                                                                                              INCEPTION     EXPENSE
CLASS                                     SALES CHARGE                                            ONE YEAR    (6/29/07)    RATIO(2)
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge          With sales charges           2.65%       -7.82%       2.58%
                                                                       Excluding sales charges      8.63        -6.25        2.58
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge          With sales charges           2.52        -7.86        2.30
                                                                       Excluding sales charges      8.49        -6.28        2.30
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares              Maximum 1% CDSC                            With sales charges           6.83        -6.99        3.32
                            if Redeemed Within One Year of Purchase    Excluding sales charges      7.83        -6.99        3.32
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                         8.96        -5.94        2.05
-----------------------------------------------------------------------------------------------------------------------------------








1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operation Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for Investor Class shares might have been lower.



THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


26    MainStay 130/30 Growth Fund

BENCHMARK PERFORMANCE                         ONE       SINCE
                                             YEAR     INCEPTION
Russell 1000(R) Growth Index(4)             19.65%      -1.37%
---------------------------------------------------------------
Average Lipper Long/Short Equity Fund(5)     6.87       -3.43
---------------------------------------------------------------







4. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. The Russell 1000(R) Growth Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
5. The average Lipper long/short equity fund is representative of funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options, or equity index options. The funds may be either net long or net short, depending on the portfolio manager's view of the market. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    27

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY 130/30 GROWTH FUND
(UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,017.70        $10.99         $1,014.30         $10.97
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,016.40        $10.83         $1,014.50         $10.82
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,014.20        $14.88         $1,010.40         $14.85
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,020.00        $ 7.74         $1,017.50         $ 7.73
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (2.16% for Investor Class, 2.13% for Class A, 2.93% for Class C and 1.52% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


28    MainStay 130/30 Growth Fund

INDUSTRY COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Computers & Peripherals                 10.0%
Software                                 9.2
Machinery                                6.9
IT Services                              6.2
Internet Software & Services             6.1
Oil, Gas & Consumable Fuels              5.9
Pharmaceuticals                          5.8
Health Care Providers & Services         5.1
Communications Equipment                 5.0
Hotels, Restaurants & Leisure            4.9
Energy Equipment & Services              4.0
Internet & Catalog Retail                4.0
Chemicals                                3.4
Aerospace & Defense                      3.1
Food & Staples Retailing                 3.0
Semiconductors & Semiconductor
  Equipment                              2.6
Consumer Finance                         2.4
Specialty Retail                         2.4
Metals & Mining                          2.3
Multiline Retail                         2.3
Beverages                                2.2
Biotechnology                            2.2
Electronic Equipment & Instruments       2.2
Diversified Financial Services           2.0
Electrical Equipment                     1.9
Road & Rail                              1.9
Textiles, Apparel & Luxury Goods         1.9
Wireless Telecommunication Services      1.5
Auto Components                          1.4
Capital Markets                          1.4
Food Products                            1.2
Construction & Engineering               1.0
Life Sciences Tools & Services           1.0
Personal Products                        0.9
Airlines                                 0.8
Health Care Equipment & Supplies         0.8
Health Care Technology                   0.7
Household Products                       0.7
Building Products                        0.5
Diversified Consumer Services            0.4
Leisure Equipment & Products             0.3
Media                                    0.3
Short-Term Investments                   1.4
Other Assets, Less Liabilities          -0.2
Investments Sold Short                 -23.0
                                       -----
                                       100.0%
                                       =====



See Portfolio of Investments beginning on page 31 for specific holdings within these categories.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investments)

    1.  Apple, Inc.
    2.  Google, Inc. Class A
    3.  Schlumberger, Ltd.
    4.  Oracle Corp.
    5.  Microsoft Corp.

    6.  McDonald's Corp.
    7.  Cognizant Technology Solutions Corp. Class
        A
    8.  Abbott Laboratories
    9.  Amazon.com, Inc.
   10.  PepsiCo., Inc.




TOP FIVE SHORT POSITIONS AS OF OCTOBER 31, 2010

    1.  Pitney Bowes, Inc.
    2.  Intrepid Potash, Inc.
    3.  SAP A.G., Sponsored ADR
    4.  eBay, Inc.
    5.  General Growth Properties, Inc.





                                                   mainstayinvestments.com    29

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Harish Kumar, PhD, CFA, and Martin J. Mickus, CFA, of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY 130/30 GROWTH FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay 130/30 Growth Fund returned 8.63% for Investor Class shares, 8.49% for Class A shares and 7.83% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 8.96%. All share classes outperformed the 6.87% return of the average Lipper(1) long/short equity fund for the 12 months ended October 31, 2010. All share classes underperformed the 19.65% return of the Russell 1000(R) Growth Index(2) over the same period. The Russell 1000(R) Growth Index is the Fund's broad-based securities-market index. See page 26 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund underperformed the Russell 1000(R) Growth Index primarily because of stock selection in the consumer staples and financials sectors.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

Taking weightings and total returns into account, the information technology, telecommunication services and utilities sectors made the strongest positive contributions to the Fund's performance relative to the Russell 1000(R) Growth Index. The Fund's investments in consumer staples, financials and energy were the weakest contributors to the Fund's relative performance.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST POSITIVE CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

Taking weightings and total returns into account, the strongest positive contributors to the Fund's absolute performance were computer & peripherals company Apple, business software and hardware systems firm Oracle and railroad company Union Pacific. On the same basis, major detractors from the Fund's absolute performance included pharmacy benefits manager CVS Caremark, computer & peripherals company Hewlett-Packard and biopharmaceutical company Gilead Sciences.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During the reporting period, we initiated new positions for the Fund in shoe and sports apparel company Nike and consumer staples company Procter & Gamble. Significant sales included investment firm BlackRock and clothing retailer Kohl's.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, we increased the Fund's weightings relative to the Russell 1000(R) Growth Index in the health care and materials sectors. Over the same period, we decreased the Fund's weightings in the consumer discretionary and financials sectors.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund was overweight relative to the Russell 1000(R) Growth Index in the information technology and health care sectors. On the same date, the Fund held underweight positions relative to the Russell 1000(R) Growth Index in the consumer staples and financials sectors.

1. See footnote on page 27 for more information on Lipper Inc.
2. See footnote on page 27 for more information on the Russell 1000(R) Growth Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

30    MainStay 130/30 Growth Fund

PORTFOLIO OF INVESTMENTS(+++) OCTOBER 31, 2010



                                   SHARES        VALUE
COMMON STOCKS 121.8%+
------------------------------------------------------

AEROSPACE & DEFENSE 3.1%
General Dynamics Corp.              1,141  $    77,725
Precision Castparts Corp.             706       96,425
Rockwell Collins, Inc.              1,945      117,692
                                           -----------
                                               291,842
                                           -----------

AIRLINES 0.8%
Delta Air Lines, Inc. (a)           5,255       72,992
                                           -----------


AUTO COMPONENTS 1.4%
Tenneco, Inc. (a)                   1,410       45,994
TRW Automotive Holdings Corp.
  (a)                               1,927       88,045
                                           -----------
                                               134,039
                                           -----------

BEVERAGES 2.2%
X  PepsiCo., Inc. (b)               3,081      201,189
                                           -----------


BIOTECHNOLOGY 2.2%
Alexion Pharmaceuticals, Inc.
  (a)                               1,292       88,243
Celgene Corp. (a)(b)                1,868      115,947
                                           -----------
                                               204,190
                                           -----------

BUILDING PRODUCTS 0.5%
Simpson Manufacturing Co.,
  Inc.                              1,768       46,993
                                           -----------


CAPITAL MARKETS 1.4%
Affiliated Managers Group,
  Inc. (a)                          1,475      126,275
                                           -----------


CHEMICALS 3.4%
Ashland, Inc.                       1,579       81,524
Praxair, Inc.                       1,861      169,984
Sigma-Aldrich Corp.                 1,035       65,639
                                           -----------
                                               317,147
                                           -----------

COMMUNICATIONS EQUIPMENT 5.0%
Cisco Systems, Inc.  (a)(b)         7,645      174,536
Juniper Networks, Inc. (a)          4,605      149,156
QUALCOMM, Inc. (b)                  3,063      138,233
                                           -----------
                                               461,925
                                           -----------

COMPUTERS & PERIPHERALS 10.0%
X  Apple, Inc. (a)(b)               1,529      460,030
Dell, Inc. (a)                      3,274       47,080
EMC Corp. (a)(b)                    8,353      175,497
Hewlett-Packard Co. (b)             2,781      116,969
NetApp, Inc. (a)                    2,465      131,261
                                           -----------
                                               930,837
                                           -----------

CONSTRUCTION & ENGINEERING 1.0%
Fluor Corp.                         1,888       90,983
                                           -----------


CONSUMER FINANCE 2.4%
American Express Co. (b)            3,457      143,327
Capital One Financial Corp.         2,186       81,472
                                           -----------
                                               224,799
                                           -----------

DIVERSIFIED CONSUMER SERVICES 0.4%
DeVry, Inc.                           846       40,490
                                           -----------


DIVERSIFIED FINANCIAL SERVICES 2.0%
CME Group, Inc.                       345       99,929
JPMorgan Chase & Co.                2,383       89,673
                                           -----------
                                               189,602
                                           -----------

ELECTRICAL EQUIPMENT 1.9%
Emerson Electric Co. (b)            3,223      176,943
                                           -----------


ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
Agilent Technologies, Inc.
  (a)(b)                            2,895      100,746
Amphenol Corp. Class A (b)          2,038      102,165
                                           -----------
                                               202,911
                                           -----------

ENERGY EQUIPMENT & SERVICES 4.0%
Dresser-Rand Group, Inc.
  (a)(b)                            3,034      103,823
X  Schlumberger, Ltd. (b)           3,865      270,125
                                           -----------
                                               373,948
                                           -----------

FOOD & STAPLES RETAILING 3.0%
Costco Wholesale Corp. (b)          1,902      119,388
Wal-Mart Stores, Inc.               2,875      155,739
                                           -----------
                                               275,127
                                           -----------

FOOD PRODUCTS 1.2%
General Mills, Inc.                 1,761       66,108
Green Mountain Coffee
  Roasters, Inc. (a)                1,457       48,066
                                           -----------
                                               114,174
                                           -----------

HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
Hospira, Inc. (a)                   1,200       71,376
                                           -----------


HEALTH CARE PROVIDERS & SERVICES 5.1%
AmerisourceBergen Corp. (b)         2,987       98,033
DaVita, Inc. (a)(b)                 1,818      130,442
Express Scripts, Inc. (a)           2,149      104,270
Medco Health Solutions, Inc.
  (a)                                 912       47,907
UnitedHealth Group, Inc. (b)        2,544       91,711
                                           -----------
                                               472,363
                                           -----------



+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investments. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              31


                                   SHARES        VALUE
COMMON STOCKS (CONTINUED)

HEALTH CARE TECHNOLOGY 0.7%
Cerner Corp. (a)                      765  $    67,190
                                           -----------


HOTELS, RESTAURANTS & LEISURE 4.9%
X  McDonald's Corp. (b)             3,149      244,898
Starbucks Corp. (b)                 1,650       46,992
Starwood Hotels & Resorts
  Worldwide, Inc.                   3,002      162,528
                                           -----------
                                               454,418
                                           -----------

HOUSEHOLD PRODUCTS 0.7%
Procter & Gamble Co. (The)          1,071       68,083
                                           -----------


INTERNET & CATALOG RETAIL 4.0%
X  Amazon.com, Inc. (a)(b)          1,228      202,792
Priceline.com, Inc. (a)(b)            450      169,564
                                           -----------
                                               372,356
                                           -----------

INTERNET SOFTWARE & SERVICES 6.1%
Akamai Technologies, Inc. (a)       1,808       93,420
Baidu, Inc., Sponsored ADR
  (a)(c)                            1,006      110,670
X  Google, Inc. Class A (a)(b)        590      361,664
                                           -----------
                                               565,754
                                           -----------

IT SERVICES 6.2%
X  Cognizant Technology
  Solutions Corp. Class A (a)       3,231      210,629
International Business
  Machines Corp. (b)                1,364      195,870
MasterCard, Inc. Class A              396       95,064
Visa, Inc. Class A                    989       77,310
                                           -----------
                                               578,873
                                           -----------

LEISURE EQUIPMENT & PRODUCTS 0.3%
Mattel, Inc.                        1,231       28,719
                                           -----------


LIFE SCIENCES TOOLS & SERVICES 1.0%
Thermo Fisher Scientific, Inc.
  (a)                               1,806       92,865
                                           -----------


MACHINERY 6.9%
Cummins, Inc. (b)                   1,546      136,203
Danaher Corp. (b)                   4,036      175,001
Deere & Co.                         2,057      157,978
Ingersoll-Rand PLC (b)              2,105       82,747
Joy Global, Inc.                    1,193       84,643
                                           -----------
                                               636,572
                                           -----------

MEDIA 0.3%
Discovery Communications, Inc.
  Class A (a)                         722       32,208
                                           -----------


METALS & MINING 2.3%
Cliffs Natural Resources, Inc.        947       61,745
Freeport-McMoRan Copper &
  Gold, Inc.                        1,574      149,026
                                           -----------
                                               210,771
                                           -----------

MULTILINE RETAIL 2.3%
Macy's, Inc.                        2,723       64,372
Target Corp. (b)                    2,905      150,885
                                           -----------
                                               215,257
                                           -----------

OIL, GAS & CONSUMABLE FUELS 5.9%
Alpha Natural Resources, Inc.
  (a)                               2,291      103,484
Apache Corp.                          204       20,608
EOG Resources, Inc. (b)             1,025       98,113
ExxonMobil Corp.                    1,174       78,036
Mariner Energy, Inc. (a)            2,358       58,761
Occidental Petroleum Corp. (b)      1,298      102,062
Southwestern Energy Co. (a)(b)      2,534       85,776
                                           -----------
                                               546,840
                                           -----------

PERSONAL PRODUCTS 0.9%
Estee Lauder Cos., Inc. (The)
  Class A                           1,135       80,778
                                           -----------


PHARMACEUTICALS 5.8%
X  Abbott Laboratories (b)          4,067      208,719
Allergan, Inc.                      1,401      101,446
Johnson & Johnson (b)               1,856      118,172
Shire PLC, Sponsored ADR (c)        1,118       78,372
Teva Pharmaceutical
  Industries, Ltd., Sponsored
  ADR (c)                             647       33,579
                                           -----------
                                               540,288
                                           -----------

ROAD & RAIL 1.9%
Union Pacific Corp. (b)             2,001      175,448
                                           -----------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
Broadcom Corp. Class A (b)          3,110      126,702
Intel Corp. (b)                     4,986      100,069
Texas Instruments, Inc. (b)           576       17,032
                                           -----------
                                               243,803
                                           -----------

SOFTWARE 9.2%
Citrix Systems, Inc. (a)            1,885      120,772
Intuit, Inc. (a)(b)                 3,015      144,720
X  Microsoft Corp. (b)              9,249      246,393
X  Oracle Corp. (b)                 9,067      266,570
Salesforce.com, Inc. (a)              627       72,776
                                           -----------
                                               851,231
                                           -----------

SPECIALTY RETAIL 2.4%
JoS. A. Bank Clothiers, Inc.
  (a)                               1,436       62,610
Monro Muffler Brake, Inc.           1,267       60,487
O'Reilly Automotive, Inc. (a)       1,623       94,945
                                           -----------
                                               218,042
                                           -----------

TEXTILES, APPAREL & LUXURY GOODS 1.9%
NIKE, Inc. Class B (b)              2,153      175,340
                                           -----------




32    MainStay 130/30 Growth Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                   SHARES        VALUE
COMMON STOCKS (CONTINUED)

WIRELESS TELECOMMUNICATION SERVICES 1.5%
American Tower Corp. Class A
  (a)(b)                            2,732  $   140,999
                                           -----------
Total Common Stocks
  (Cost $10,096,142)                        11,315,980
                                           -----------



                                PRINCIPAL
                                   AMOUNT
SHORT-TERM INVESTMENTS 1.4%
------------------------------------------------------

REPURCHASE AGREEMENT 0.3%
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity $33,709
  (Collateralized by a United
  States Treasury Note with a
  rate of 1.00% and a maturity
  date of 4/30/12, with a
  Principal Amount of $35,000
  and a Market Value of
  $35,522)                       $ 33,709       33,709
                                           -----------
Total Repurchase Agreement
  (Cost $33,709)                                33,709
                                           -----------

U.S. GOVERNMENT 1.1%
United States Treasury Bill
  0.124%, due 1/27/11 (d)         100,000       99,972
                                           -----------
Total U.S. Government
  (Cost $99,963)                                99,972
                                           -----------
Total Short-Term Investments
  (Cost $133,672)                              133,681
                                           -----------
Total Investments,
  Before Investments Sold
  Short
  (Cost $10,229,814) (e)            123.2%  11,449,661
                                           -----------



                                   SHARES
INVESTMENTS SOLD SHORT (23.0%)
COMMON STOCKS SOLD SHORT (23.0%)
------------------------------------------------------


AEROSPACE & DEFENSE (0.3%)
Raytheon Co.                         (539)     (24,837)
                                           -----------



AIR FREIGHT & LOGISTICS (0.2%)
C.H. Robinson Worldwide, Inc.        (251)     (17,691)
                                           -----------



BEVERAGES (0.5%)
Constellation Brands, Inc.
  Class A (a)                      (1,314)     (25,925)
Dr. Pepper Snapple Group, Inc.       (643)     (23,502)
                                           -----------
                                               (49,427)
                                           -----------


BIOTECHNOLOGY (0.2%)
United Therapeutics Corp. (a)        (359)     (21,540)
                                           -----------




BUILDING PRODUCTS (0.2%)
Masco Corp.                        (1,810)     (19,295)
                                           -----------


CAPITAL MARKETS (0.6%)
Federated Investors, Inc.
  Class B                          (1,271)     (31,661)
Janus Capital Group, Inc.          (2,574)     (27,181)
                                           -----------
                                               (58,842)
                                           -----------

CHEMICALS (0.8%)
Intrepid Potash, Inc. (a)          (1,393)     (47,822)
WR Grace & Co. (a)                   (723)     (23,179)
                                           -----------
                                               (71,001)
                                           -----------

COMMERCIAL BANKS (0.6%)
East-West Bancorp, Inc.            (1,920)     (33,850)
SunTrust Banks, Inc.                 (855)     (21,392)
                                           -----------
                                               (55,242)
                                           -----------

COMMERCIAL SERVICES & SUPPLIES (0.8%)
KAR Auction Services, Inc. (a)     (2,183)     (28,117)
Pitney Bowes, Inc.                 (2,304)     (50,550)
                                           -----------
                                               (78,667)
                                           -----------

COMMUNICATIONS EQUIPMENT (0.5%)
Research In Motion, Ltd. (a)         (487)     (27,735)
Tellabs, Inc.                      (2,653)     (18,093)
                                           -----------
                                               (45,828)
                                           -----------

CONTAINERS & PACKAGING (0.5%)
Owens-Illinois, Inc. (a)             (718)     (20,126)
Rock-Tenn Co. Class A                (379)     (21,546)
                                           -----------
                                               (41,672)
                                           -----------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Hillenbrand, Inc.                    (939)     (20,179)
                                           -----------



DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
AT&T, Inc.                           (754)     (21,489)
                                           -----------



ELECTRIC UTILITIES (0.9%)
Entergy Corp.                        (314)     (23,402)
N.V. Energy, Inc.                  (1,920)     (26,227)
Westar Energy, Inc.                (1,375)     (34,788)
                                           -----------
                                               (84,417)
                                           -----------

ELECTRICAL EQUIPMENT (0.9%)
EnerSys (a)                        (1,146)     (30,209)
Regal-Beloit Corp.                   (485)     (27,989)
Woodward Governor Co.                (929)     (29,115)
                                           -----------
                                               (87,313)
                                           -----------



The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              33


                                   SHARES        VALUE
COMMON STOCKS SOLD SHORT (CONTINUED)

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
AVX Corp.                          (1,482) $   (21,252)
Brightpoint, Inc. (a)              (4,306)     (32,252)
FLIR Systems, Inc. (a)             (1,057)     (29,427)
Tech Data Corp. (a)                  (684)     (29,405)
                                           -----------
                                              (112,336)
                                           -----------

ENERGY EQUIPMENT & SERVICES (0.4%)
Dril-Quip, Inc. (a)                  (512)     (35,379)
                                           -----------



FOOD & STAPLES RETAILING (0.3%)
Safeway, Inc.                      (1,179)     (26,999)
                                           -----------



HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
St. Jude Medical, Inc. (a)           (614)     (23,516)
Stryker Corp.                        (584)     (28,902)
                                           -----------
                                               (52,418)
                                           -----------

HEALTH CARE PROVIDERS & SERVICES (0.9%)
CIGNA Corp.                          (795)     (27,976)
Tenet Healthcare Corp. (a)         (7,053)     (30,751)
Universal Health Services,
  Inc. Class B                       (661)     (27,280)
                                           -----------
                                               (86,007)
                                           -----------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Choice Hotels International,
  Inc.                               (539)     (20,498)
                                           -----------



INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Ormat Technologies, Inc.             (675)     (19,244)
                                           -----------



INSURANCE (1.1%)
Brown & Brown, Inc.                (1,180)     (26,302)
Hartford Financial Services
  Group, Inc.                      (1,010)     (24,220)
MetLife, Inc.                        (758)     (30,570)
PartnerRe, Ltd.                      (307)     (24,351)
                                           -----------
                                              (105,443)
                                           -----------

INTERNET SOFTWARE & SERVICES (0.5%)
eBay, Inc. (a)                     (1,492)     (44,477)
                                           -----------



IT SERVICES (0.3%)
Fiserv, Inc. (a)                     (458)     (24,970)
                                           -----------



LIFE SCIENCES TOOLS & SERVICES (0.4%)
Charles River Laboratories
  International, Inc. (a)          (1,033)     (33,851)
                                           -----------



MACHINERY (0.8%)
Caterpillar, Inc.                    (346)     (27,196)
Manitowoc Co., Inc. (The)          (1,901)     (21,177)
Valmont Industries, Inc.             (286)     (22,551)
                                           -----------
                                               (70,924)
                                           -----------

MEDIA (0.2%)
DISH Network Corp. Class A         (1,013)     (20,118)
                                           -----------



MULTILINE RETAIL (0.7%)
Dollar General Corp. (a)             (809)     (22,806)
J.C. Penney Co., Inc.              (1,356)     (42,280)
                                           -----------
                                               (65,086)
                                           -----------

OIL, GAS & CONSUMABLE FUELS (1.4%)
Atlas Energy, Inc. (a)               (945)     (27,518)
Chesapeake Energy Corp.            (1,127)     (24,456)
Cimarex Energy Co.                   (335)     (25,711)
Peabody Energy Corp.                 (413)     (21,848)
Royal Dutch Shell PLC, ADR (c)       (418)     (26,886)
                                           -----------
                                              (126,419)
                                           -----------

PHARMACEUTICALS (0.2%)
Valeant Pharmaceuticals
  International, Inc.                (724)     (19,990)
                                           -----------



REAL ESTATE INVESTMENT TRUSTS (0.9%)
Developers Diversified Realty
  Corp.                            (1,861)     (24,007)
General Growth Properties,
  Inc.                             (2,542)     (42,706)
UDR, Inc.                            (947)     (21,288)
                                           -----------
                                               (88,001)
                                           -----------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
St. Joe Co. (The) (a)              (1,511)     (30,507)
                                           -----------



ROAD & RAIL (0.3%)
J.B. Hunt Transport Services,
  Inc.                               (690)     (24,812)
                                           -----------



SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Altera Corp.                         (668)     (20,848)
Analog Devices, Inc.                 (917)     (30,876)
ASML Holding N.V.                    (834)     (27,681)
Avago Technologies, Ltd. (a)       (1,012)     (24,976)
Cypress Semiconductor Corp.
  (a)                                (963)     (13,578)
Hittite Microwave Corp. (a)          (231)     (11,936)
Xilinx, Inc.                       (1,046)     (28,043)
                                           -----------
                                              (157,938)
                                           -----------

SOFTWARE (1.1%)
Activision Blizzard, Inc.          (1,988)     (22,802)
Compuware Corp. (a)                (3,482)     (34,855)
SAP A.G., Sponsored ADR (c)          (863)     (44,643)
                                           -----------
                                              (102,300)
                                           -----------



34    MainStay 130/30 Growth Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                   SHARES        VALUE
COMMON STOCKS SOLD SHORT (CONTINUED)

SPECIALTY RETAIL (1.4%)
Bed Bath & Beyond, Inc. (a)          (668) $   (29,325)
CarMax, Inc. (a)                   (1,297)     (40,194)
Guess?, Inc.                         (660)     (25,687)
Signet Jewelers, Ltd. (a)            (882)     (31,029)
                                           -----------
                                              (126,235)
                                           -----------

TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Fossil, Inc. (a)                     (464)     (27,371)
                                           -----------



THRIFTS & MORTGAGE FINANCE (0.2%)
TFS Financial Corp.                (2,159)     (18,891)
                                           -----------

Total Investments Sold Short
  (Proceeds $2,020,298)             (23.0)% (2,137,654)
                                           -----------
Total Investments,
  Net of Investments Sold
  Short
  (Cost $8,209,516)                 100.2%   9,312,007
Other Assets, Less Liabilities       (0.2)     (22,869)
                                 --------  -----------

Net Assets                          100.0% $ 9,289,138
                                 ========  ===========





+++  On a daily basis New York Life
     Investments confirms that the value of
     the Fund's liquid assets (liquid
     portfolio securities and cash) is
     sufficient to cover its potential senior securities (e.g., futures, swaps, options).
(a)  Non-income producing security.
(b)  Security, or a portion thereof, is
     maintained in a segregated account at the Fund's custodian as collateral for securities sold short (See Note 2(J)).
(c)  ADR--American Depositary Receipt.
(d)  Interest rate presented is yield to
     maturity.
(e)  At October 31, 2010, cost is $10,401,735
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $1,373,703
Gross unrealized depreciation        (325,777)
                                   ----------
Net unrealized appreciation        $1,047,926
                                   ==========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              35

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets and liabilities.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)        TOTAL
Investments in Securities (a)
  Common Stocks                                     $11,315,980     $     --      $     --  $11,315,980
  Short-Term Investments
     Repurchase Agreement                                    --       33,709            --       33,709
     U.S. Government                                         --       99,972            --       99,972
                                                    -----------     --------      --------  -----------
  Total Short-Term Investments                               --      133,681            --      133,681
                                                    -----------     --------      --------  -----------
Total Investments in Securities                     $11,315,980     $133,681           $--  $11,449,661
                                                    ===========     ========      ========  ===========




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

LIABILITY VALUATION INPUTS

                                                          QUOTED
                                                       PRICES IN
                                                          ACTIVE  SIGNIFICANT
                                                     MARKETS FOR        OTHER   SIGNIFICANT
                                                       IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                          ASSETS       INPUTS        INPUTS
 DESCRIPTION                                           (LEVEL 1)    (LEVEL 2)     (LEVEL 3)        TOTAL
Investments Sold Short (a)
  Common Stocks Sold Short                           $(2,137,654)    $     --      $     --  $(2,137,654)
                                                     -----------     --------      --------  -----------
Total Investments Sold Short                         $(2,137,654)         $--           $--  $(2,137,654)
                                                     ===========     ========      ========  ===========




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


36    MainStay 130/30 Growth Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
-------------------------------------------------
Investment in securities before
  investments sold short, at value
  (identified cost $10,229,814)       $11,449,661
Cash collateral on deposit at broker        1,957
Receivables:
  Investment securities sold               44,077
  Dividends and interest                    7,352
  Fund shares sold                          2,792
Other assets                               25,060
                                      -----------
     Total assets                      11,530,899
                                      -----------

LIABILITIES
-------------------------------------------------
Investments sold short (proceeds
  $2,020,298)                           2,137,654
Payables:
  Investment securities purchased          40,414
  Fund shares redeemed                     20,984
  Broker fees and charges on short
     sales                                 16,638
  Professional fees                        10,654
  Shareholder communication                 7,091
  Transfer agent (See Note 3)               1,949
  Custodian                                 1,911
  Dividends on investments sold
     short                                  1,335
  Manager (See Note 3)                        738
  Trustees                                    431
  NYLIFE Distributors (See Note 3)            258
Accrued expenses                            1,704
                                      -----------
     Total liabilities                  2,241,761
                                      -----------
Net assets                            $ 9,289,138
                                      ===========

COMPOSITION OF NET ASSETS
-------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     1,141
Additional paid-in capital             10,884,846
                                      -----------
                                       10,885,987
Accumulated net realized loss on
  investments, investments sold
  short, futures transactions and
  foreign currency transactions        (2,699,340)
Net unrealized appreciation on
  investments                           1,219,847
Net unrealized depreciation on
  investments sold short                 (117,356)
                                      -----------
Net assets                            $ 9,289,138
                                      ===========
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $   127,643
                                      ===========
Shares of beneficial interest
  outstanding                              15,845
                                      ===========
Net asset value per share
  outstanding                         $      8.06
Maximum sales charge (5.50% of
  offering price)                            0.47
                                      -----------
Maximum offering price per share
  outstanding                         $      8.53
                                      ===========
CLASS A
Net assets applicable to outstanding
  shares                              $   369,825
                                      ===========
Shares of beneficial interest
  outstanding                              45,939
                                      ===========
Net asset value per share
  outstanding                         $      8.05
Maximum sales charge (5.50% of
  offering price)                            0.47
                                      -----------
Maximum offering price per share
  outstanding                         $      8.52
                                      ===========
CLASS C
Net assets applicable to outstanding
  shares                              $   180,497
                                      ===========
Shares of beneficial interest
  outstanding                              23,007
                                      ===========
Net asset value and offering price
  per share outstanding               $      7.85
                                      ===========
CLASS I
Net assets applicable to outstanding
  shares                              $ 8,611,173
                                      ===========
Shares of beneficial interest
  outstanding                           1,056,040
                                      ===========
Net asset value and offering price
  per share outstanding               $      8.15
                                      ===========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              37

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME (LOSS)
-------------------------------------------------
INCOME
  Dividends (a)                       $   399,153
  Interest                                     72
                                      -----------
     Total income                         399,225
                                      -----------
EXPENSES
  Manager (See Note 3)                    273,878
  Broker fees and charges on short
     sales                                110,619
  Dividends on investments sold
     short                                106,417
  Registration                             60,413
  Professional fees                        45,844
  Custodian                                22,507
  Transfer agent (See Note 3)              11,528
  Shareholder communication                 5,281
  Distribution/Service--Investor
     Class (See Note 3)                       277
  Distribution/Service--Class A (See
     Note 3)                                  649
  Distribution/Service--Class C (See
     Note 3)                                1,799
  Trustees                                  1,222
  Miscellaneous                             7,036
                                      -----------
     Total expenses before
       waiver/reimbursement               647,470
  Expense waiver/reimbursement from
     Manager (See Note 3)                 (84,913)
                                      -----------
     Net expenses                         562,557
                                      -----------
Net investment loss                      (163,332)
                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
-------------------------------------------------
Net realized gain (loss) on:
  Security transactions               $15,367,702
  Futures transactions                      1,998
  Investments sold short               (3,647,906)
  Foreign currency transactions                 7
                                      -----------
Net realized gain on investments,
  futures transactions,
  investments sold short, and
  foreign currency transactions        11,721,801
                                      -----------
Net change in unrealized
  appreciation (depreciation) on:
  Investments                          (9,221,140)
  Investments sold short                1,028,918
                                      -----------
Net change in unrealized
  appreciation (depreciation) on
  investments and investments sold
  short                                (8,192,222)
                                      -----------
Net realized and unrealized gain on
  investments, futures transactions,
  investments sold short and foreign
  currency transactions                 3,529,579
                                      -----------
Net increase in net assets resulting
  from operations                     $ 3,366,247
                                      ===========




(a) Dividends recorded net of foreign withholding taxes in the amount of $2,504.


38    MainStay 130/30 Growth Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010          2009
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------
Operations:
 Net investment loss           $   (163,332) $    (56,166)
 Net realized gain (loss) on
  investments, futures
  transactions, investments
  sold short and foreign
  currency transactions          11,721,801    (3,013,267)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and
  investments sold short         (8,192,222)   17,908,553
                               --------------------------
 Net increase in net assets
  resulting from operations       3,366,247    14,839,120
                               --------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                          2,728,141    42,156,937
 Cost of shares redeemed        (62,868,708)  (37,707,421)
                               --------------------------
    Increase (decrease) in
     net assets derived from
     capital share
     transactions               (60,140,567)    4,449,516
                               --------------------------
    Net increase (decrease)
     in net assets              (56,774,320)   19,288,636
NET ASSETS
---------------------------------------------------------
Beginning of year                66,063,458    46,774,822
                               --------------------------
End of year                    $  9,289,138  $ 66,063,458
                               ==========================





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              39

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED OCTOBER 31, 2010


CASH FLOWS FROM OPERATING ACTIVITIES:
--------------------------------------------------
Net increase in net assets resulting
  from operations                     $  3,366,247
Adjustments to reconcile net
  increase in net assets resulting
  from operations to net cash
  provided by operating activities:
  Investments purchased                (56,349,603)
  Investments sold                     130,543,232
  Purchases to cover securities sold
     short                             (38,268,772)
  Securities sold short                 22,343,318
  Sale of short term investments,
     net                                 1,764,656
  Decrease in investment securities
     sold receivable                     2,090,465
  Decrease in dividends and interest
     receivable                             40,644
  Increase in cash collateral on
     deposit at broker                      (1,169)
  Increase in other assets                  (8,835)
  Decrease in investment securities
     purchased payable                  (1,782,410)
  Increase in broker fees and
     charges payable on short sales         16,638
  Decrease in dividends payable for
     securities sold short                 (17,336)
  Decrease in professional fees
     payable                               (13,336)
  Decrease in custodian payable             (2,684)
  Decrease in shareholder
     communication payable                 (10,430)
  Increase in due to Trustees                  204
  Decrease in due to manager               (60,300)
  Decrease in due to transfer agent           (113)
  Increase in due to NYLIFE
     Distributors                               57
  Decrease in accrued expenses and
     other liabilities                      (1,660)
  Net change in unrealized
     (appreciation) depreciation on
     investments                         9,221,140
  Net realized gain from investments   (15,367,702)
  Net change in unrealized
     (appreciation) depreciation on
     securities sold short              (1,028,918)
  Net realized loss from securities
     sold short                          3,647,906
                                      ------------
Net cash provided by operating
  activities                            60,121,239
                                      ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
--------------------------------------------------
Proceeds from shares sold                2,726,485
Payment on shares redeemed             (62,847,724)
                                      ------------
Net cash used in financing
  activities                           (60,121,239)
                                      ------------

NET INCREASE (DECREASE) IN CASH:
Cash at beginning of year                       --
                                      ------------
Cash at end of year                   $         --
                                      ============





40    MainStay 130/30 Growth Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              41

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                  INVESTOR CLASS
                                     ----------------------------------------
                                                                 FEBRUARY 28,
                                                                    2008**
                                      YEAR ENDED OCTOBER            THROUGH
                                             31,                 OCTOBER 31,
                                      2010          2009             2008
Net asset value at beginning of
  period                             $ 7.42        $ 6.69           $  9.68
                                     ------        ------           -------
Net investment loss (a)               (0.07)        (0.02)            (0.07)
Net realized and unrealized gain
  (loss) on investments                0.71          0.75             (2.92)
                                     ------        ------           -------
Total from investment operations       0.64          0.73             (2.99)
                                     ------        ------           -------
Net asset value at end of period     $ 8.06        $ 7.42           $  6.69
                                     ======        ======           =======
Total investment return (b)            8.63%        10.91%           (30.89%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment loss                 (0.97%)       (0.33%)           (1.20%)++
  Net expenses (excluding short
     sale expenses)                    1.60%         1.60%             1.60% ++
  Expenses (including short sales
     expenses, before
     waiver/reimbursement)             2.70%         2.58%             2.73% ++
  Short sale expenses                  0.75%         0.79%             0.69% ++
Portfolio turnover rate                 167%          203%              311%
Net assets at end of period (in
  000's)                             $  128        $   93           $    60




                                                             CLASS C
                                     ------------------------------------------------------
                                                                                  JUNE 29,
                                                                                   2007**
                                                                                  THROUGH
                                                                                OCTOBER 31,
                                           YEAR ENDED OCTOBER 31,
                                      2010          2009           2008             2007
Net asset value at beginning of
  period                             $ 7.28        $ 6.61        $ 10.61           $10.00
                                     ------        ------        -------           ------
Net investment loss (a)               (0.13)        (0.06)         (0.17)           (0.05)
Net realized and unrealized gain
  (loss) on investments                0.70          0.73          (3.83)            0.66
                                     ------        ------        -------           ------
Total from investment operations       0.57          0.67          (4.00)            0.61
                                     ------        ------        -------           ------
Net asset value at end of period     $ 7.85        $ 7.28        $  6.61           $10.61
                                     ======        ======        =======           ======
Total investment return (b)            7.83%        10.14%(d)     (37.70%)           6.10% (c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment loss                 (1.72%)       (0.96%)        (1.88%)          (1.54%)++
  Net expenses (excluding short
     sale expenses)                    2.35%         2.35%          2.32%            2.25% ++
  Expenses (including short sales
     expenses, before
     waiver/reimbursement)             3.46%         3.32%          3.56%            4.43% ++
  Short sale expenses                  0.77%         0.79%          0.69%            0.47% ++
Portfolio turnover rate                 167%          203%           311%             137%
Net assets at end of period (in
  000's)                             $  180        $  172        $   165           $   71



**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  Total investment returns may reflect adjustments to conform to generally accepted accounting principles.




42    MainStay 130/30 Growth Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                 CLASS A
      -------------------------------------------------------------
                                                         JUNE 29,
                                                          2007**
                                                          THROUGH
              YEAR ENDED OCTOBER 31,                   OCTOBER 31,
       2010            2009             2008               2007

      $ 7.42          $ 6.68          $ 10.63             $10.00
      ------          ------          -------             ------
       (0.07)          (0.00)++         (0.10)             (0.03)
        0.70            0.74            (3.85)              0.66
      ------          ------          -------             ------
        0.63            0.74            (3.95)              0.63
      ------          ------          -------             ------
      $ 8.05          $ 7.42          $  6.68             $10.63
      ======          ======          =======             ======
        8.49%          11.08%          (37.16%)             6.40% (c)

       (0.92%)         (0.06%)          (1.09%)            (0.91%)++
        1.50%           1.50%            1.50%              1.50% ++
        2.56%           2.30%            2.77%              3.68% ++
        0.75%           0.79%            0.70%              0.47% ++
         167%            203%             311%               137%
      $  370          $  166          $   239             $  477



                                  CLASS I
      --------------------------------------------------------------
                                                          JUNE 29,
                                                           2007**
                                                           THROUGH
               YEAR ENDED OCTOBER 31,                   OCTOBER 31,
       2010             2009             2008               2007

      $ 7.47          $  6.71          $ 10.65             $ 10.00
      ------          -------          -------             -------
       (0.05)           (0.01)           (0.07)              (0.02)
        0.73             0.77            (3.87)               0.67
      ------          -------          -------             -------
        0.68             0.76            (3.94)               0.65
      ------          -------          -------             -------
      $ 8.15          $  7.47          $  6.71             $ 10.65
      ======          =======          =======             =======
        9.10% (d)       11.33% (d)      (37.00%)              6.50% (c)

       (0.58%)          (0.08%)          (0.73%)             (0.56%)++
        1.25%            1.25%            1.25%               1.25% ++
        2.35%            2.05%            2.28%               3.38% ++
        0.79%            0.79%            0.65%               0.47% ++
         167%             203%             311%                137%
      $8,611          $65,632          $46,311             $18,320




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              43

MAINSTAY 130/30 INTERNATIONAL FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                        MAINSTAY 130/30
                      INTERNATIONAL CLASS    MSCI EAFE(R)
                            I SHARES             INDEX
                      -------------------    ------------
9/28/07                      10000               10000
10/31/07                     10320               10393
10/31/08                      5233                5547
10/31/09                      6368                7085
10/31/10                      6994                7677




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                                SINCE        GROSS
                                                                                                              INCEPTION     EXPENSE
CLASS                                     SALES CHARGE                                            ONE YEAR    (9/28/07)    RATIO(2)
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge          With sales charges           3.55%      -12.74%       3.08%
                                                                       Excluding sales charges      9.57       -11.13        3.08
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge          With sales charges           3.47       -12.72        2.93
                                                                       Excluding sales charges      9.49       -11.11        2.93
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares              Maximum 1% CDSC                            With sales charges           7.84       -11.85        3.78
                            If Redeemed Within One Year of Purchase    Excluding sales charges      8.84       -11.85        3.78
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                         9.83       -10.91        2.72
-----------------------------------------------------------------------------------------------------------------------------------








1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expenses ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for Investor Class shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


44    MainStay 130/30 International Fund

BENCHMARK PERFORMANCE                        ONE
                                             YEAR    SINCE INCEPTION
MSCI EAFE Index(4)                          8.36%         -8.22%
--------------------------------------------------------------------
Average Lipper Long/Short Equity Fund(5)    6.87          -4.36
--------------------------------------------------------------------







4. The Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index--consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all income and capital gains. The MSCI EAFE(R) Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an Index.
5. The average Lipper long/short equity fund is representative of funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options, or equity index options. The funds may be either net long or net short, depending on the portfolio manager's view of the market. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    45

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY 130/30 INTERNATIONAL FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,074.60        $15.37         $1,010.40         $14.90
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,074.60        $14.90         $1,010.80         $14.44
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,071.00        $19.31         $1,006.60         $18.71
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,075.90        $13.60         $1,012.10         $13.19
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (2.94% for Investor Class, 2.85% for Class A, 3.70% for Class C and 2.60% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


46    MainStay 130/30 International Fund

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                   130.0
Exchange Traded Fund                              0.6
Other Assets, Less  Liabilities                   0.5
Short-Term Investment                             0.5
Preferred Stocks                                  0.3
Unaffiliated Investment Company                   0.2
Convertible Preferred Stock                       0.0
Rights                                            0.0
Warrants                                          0.0
Investments Sold Short                          (32.1)




See Portfolio of Investments beginning on page 49 for specific holdings within these categories.

++ Less than one-tenth of a percent.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  Nestle S.A. Registered
    2.  Vodafone Group PLC
    3.  Total S.A.
    4.  GlaxoSmithKline PLC
    5.  Siemens A.G.
    6.  Sanofi-Aventis
    7.  Roche Holding A.G.
    8.  AstraZeneca PLC
    9.  Royal Dutch Shell PLC Class A
   10.  BNP Paribas S.A.




TOP FIVE SHORT POSITIONS AS OF OCTOBER 31, 2010

    1.  Sevan Marine ASA
    2.  Sky Deutschland A.G.
    3.  SIG PLC
    4.  Intercell A.G.
    5.  Imagination Technologies Group PLC





                                                   mainstayinvestments.com    47

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio manager Andrew Ver Planck, CFA, of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY 130/30 INTERNATIONAL FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay 130/30 International Fund returned 9.57% for Investor Class shares, 9.49% for Class A shares and 8.84% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 9.83%. All share classes outperformed the 6.87% return of the average Lipper(1) long/short equity fund and the 8.36% return of the MSCI EAFE(R) Index(2) for the 12 months ended October 31, 2010. The MSCI EAFE(R) Index is the Fund's broad-based securities-market index. See page 44 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund outperformed the MSCI EAFE(R) Index during the reporting period primarily because of effective stock selection. An underweight position in Australian materials companies detracted from the Fund's relative performance.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

Taking weightings and total returns into account, the sectors that made the strongest positive contributions to the Fund's performance relative to the MSCI EAFE(R) Index were industrials, consumer discretionary and materials. Energy, financials and utilities were the weakest contributors to the Fund's relative performance.

WHICH MARKETS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE AND WHICH MARKETS WERE PARTICULARLY WEAK?

Taking weightings and total returns into account, the markets that made the strongest positive contributions to the Fund's performance relative to the MSCI EAFE(R) Index were Germany, Japan and Hong Kong. On the other hand, Australia, Switzerland and Spain were the weakest markets relative to the benchmark.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL FUND HOLDINGS MADE THE STRONGEST POSITIVE CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH HOLDINGS DETRACTED THE MOST?

Taking weightings and total returns into account, the holdings that made the strongest positive contributions to the Fund's absolute performance were a short position in British facilities and property servicing company Connaught, a long position in British mobile telecommunications company Vodafone Group and a long position in Swiss food conglomerate Nestle. Major detractors included a short position in Australian rare earth mining company Lynas, a long position in British oil refining and exploration company BP and a long position in the National Bank of Greece.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

After the onset of the BP crisis in the Gulf of Mexico, we decreased the Fund's exposure to BP and increased the Fund's holding in Dutch oil refining and exploration company Royal Dutch Shell, which helped the Fund's absolute performance. In June 2010, we initiated a Fund position in Japanese commercial bank Sumitomo Mitsui Financial Group. In August 2010, we initiated a Fund position in Australia-based international bank Australia & New Zealand Banking Group.

Japanese car manufacturer Toyota experienced significant selling pressure in January 2010 because of automobile recall concerns. In response, the Fund decreased its exposure to Toyota and increased exposure to the company's Japanese peers, namely Honda Motor and Nissan. In October 2010, we sold the Fund's long position in Nissan.

In March 2010, the Fund sold its position in Swiss investment bank Credit Suisse Group.

HOW DID THE FUND'S SECTOR AND MSCI EAFE(R) MARKET WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, the Fund's most significant sector weighting increases relative to the MSCI EAFE(R) Index were in health care and telecommunication services. Over the same period, the most significant decreases in the Fund's sector weightings relative to the benchmark were in energy and financials.

From a market perspective, the Fund's most significant weighting increases relative to the MSCI EAFE(R) Index during the reporting period were in Hong Kong and France. Over the same period, the Fund's relative market weightings decreased most in Spain and the U.K.

HOW WAS THE FUND POSITIONED RELATIVE TO THE MSCI EAFE(R) INDEX AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund held overweight positions relative to the MSCI EAFE(R) Index in the consumer discretionary and materials sectors. As of the same date, the Fund was underweight relative to the MSCI EAFE(R) Index in consumer staples, utilities and information technology.

From a market perspective, the Fund held overweight positions relative to the MSCI EAFE(R) Index in Hong Kong and France as of October 31, 2010. On the same date, the Fund was underweight relative to the MSCI EAFE(R) Index in the U.K.
and Singapore.


1. See footnote on page 45 for more information on Lipper Inc.
2. See footnote on page 45 for more information on the MSCI EAFE(R) Index.
The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

48    MainStay 130/30 International Fund

PORTFOLIO OF INVESTMENTS(+++) OCTOBER 31, 2010



                                   SHARES         VALUE
COMMON STOCKS 130.0%+
-------------------------------------------------------

AUSTRALIA 14.8%
Ansell, Ltd. (Health Care
  Equipment & Supplies) (a)        56,873  $    754,870
Ausdrill, Ltd. (Metals &
  Mining)                          24,066        56,341
Australia & New Zealand
  Banking Group, Ltd.
  (Commercial Banks) (a)           68,184     1,657,051
Babcock & Brown Wind
  Partners (Independent
  Power Producers & Energy
  Traders)                         40,413        29,096
Beach Petroleum, Ltd. (Oil,
  Gas & Consumable Fuels)         449,090       294,737
BGP Holdings PLC
  (Diversified Financial
  Services) (b)(c)                106,339            10
BHP Billiton, Ltd. (Metals &
  Mining) (a)                      39,453     1,620,048
Brambles, Ltd. (Commercial
  Services & Supplies) (a)        125,489       783,018
Caltex Australia, Ltd. (Oil,
  Gas & Consumable Fuels)
  (a)                              78,531       893,869
carsales.com.au, Ltd.
  (Internet Software &
  Services)                        16,193        75,344
Commonwealth Bank of
  Australia (Commercial
  Banks) (a)                       14,271       683,581
CSL, Ltd. (Biotechnology)
  (a)                              10,268       330,205
Emeco Holdings, Ltd.
  (Trading Companies &
  Distributors)                    85,705        74,718
Fleetwood Corp., Ltd.
  (Automobiles)                     4,914        58,773
Flight Centre, Ltd. (Hotels,
  Restaurants & Leisure) (a)       20,510       458,467
Goodman Fielder, Ltd. (Food
  Products) (a)                   294,690       428,665
GrainCorp, Ltd. (Food
  Products)                        38,772       285,983
Grange Resources, Ltd.
  (Metals & Mining) (d)            79,095        52,685
Kingsgate Consolidated, Ltd.
  (Metals & Mining)                22,184       217,955
Macquarie Airports
  (Transportation
  Infrastructure) (a)             313,874       937,738
Metcash, Ltd. (Food &
  Staples Retailing) (a)           53,812       230,349
Minara Resources, Ltd.
  (Metals & Mining) (d)            51,233        38,141
Mount Gibson Iron, Ltd.
  (Metals & Mining) (d)           380,636       753,161
New Hope Corp, Ltd. (Oil,
  Gas & Consumable Fuels)
  (a)                              18,065        86,885
Newcrest Mining, Ltd.
  (Metals & Mining) (a)             1,501        58,754
OneSteel, Ltd. (Metals &
  Mining) (a)                     255,359       675,370
OZ Minerals, Ltd. (Metals &
  Mining) (a)                     639,324       980,081
Panoramic Resources, Ltd.
  (Metals & Mining)                34,853        80,230
Perseus Mining, Ltd. (Metals
  & Mining) (d)                    53,554       156,852
Rio Tinto, Ltd. (Metals &
  Mining) (a)                       2,789       225,906
Seven Group Holdings, Ltd.
  (Trading Companies &
  Distributors)                    14,225       102,694
Spotless Group, Ltd.
  (Commercial Services &
  Supplies) (a)                     8,131        18,160
St Barbara, Ltd. (Metals &
  Mining) (d)                     482,215       196,027
Stockland (Real Estate
  Investment Trusts) (a)           73,071       269,844
Suncorp-Metway, Ltd.
  (Insurance) (a)                  13,545       122,066
Telstra Corp, Ltd.
  (Diversified
  Telecommunication
  Services) (a)                   388,037     1,014,871
Toll Holdings, Ltd. (Air
  Freight & Logistics) (a)         93,451       567,547
Wesfarmers, Ltd. (Food &
  Staples Retailing) (a)            3,525       114,430
Western Areas NL (Metals &
  Mining)                          52,638       303,182
Westfield Group (Real Estate
  Investment Trusts) (a)          100,382     1,217,315
Westpac Banking Corp.
  (Commercial Banks) (a)           64,578     1,435,942
Woolworths, Ltd. (Food &
  Staples Retailing) (a)           12,935       359,208
                                           ------------
                                             18,700,169
                                           ------------

AUSTRIA 0.9%
Andritz A.G. (Machinery)              667        51,096
OMV A.G. (Oil, Gas &
  Consumable Fuels) (a)            16,331       610,173
Raiffeisen International
  Bank Holding A.G.
  (Commercial Banks) (a)            6,236       351,510
Verbund Oesterreichische
  Elektrizitaetswirtschafts
  A.G. Class A (Electric
  Utilities) (a)                    4,639       185,400
                                           ------------
                                              1,198,179
                                           ------------

BELGIUM 1.5%
AGFA-Gevaert N.V. (Health
  Care Technology) (d)             69,236       403,760
Barco N.V. (Electronic
  Equipment & Instruments)
  (d)                                 157         9,302
Bekaert S.A. (Electrical
  Equipment)                        2,596       791,091
D'ieteren S.A.
  (Distributors)                    1,222       665,855
                                           ------------
                                              1,870,008
                                           ------------

BERMUDA 2.8%
China Green Holdings
  Ltd/Bermuda (Food
  Products)                        54,000        55,385
Chow Sang Sang Holdings
  International, Ltd.
  (Specialty Retail)               38,000       100,010
Cosco International
  Holdings, Ltd.
  (Construction &
  Engineering)                    436,000       264,933
First Pacific Co., Ltd./Hong
  Kong (Diversified
  Financial Services)             118,000       109,151
Giordano International, Ltd.
  (Specialty Retail)              292,000       175,172
GuocoLeisure, Ltd. (Hotels,
  Restaurants & Leisure) (a)      224,000       119,416


+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              49


                                   SHARES         VALUE
COMMON STOCKS (CONTINUED)

BERMUDA (CONTINUED)
Jardine Matheson Holdings,
  Ltd. (Industrial
  Conglomerates) (a)               15,200  $    684,000
Johnson Electric Holdings,
  Ltd. (Electrical
  Equipment)                    1,089,500       573,476
Luk Fook Holdings
  International, Ltd.
  (Specialty Retail)              114,000       279,733
Texwinca Holdings, Ltd.
  (Textiles, Apparel &
  Luxury Goods) (a)               184,000       200,587
TPV Technology, Ltd.
  (Computers & Peripherals)       394,000       242,970
VTech Holdings, Ltd.
  (Communications Equipment)       48,300       502,550
Yue Yuen Industrial
  Holdings, Ltd. (Textiles,
  Apparel & Luxury Goods)
  (a)                              73,500       263,609
                                           ------------
                                              3,570,992
                                           ------------

CAYMAN ISLANDS 3.4%
AAC Acoustic Technologies
  Holdings, Inc.
  (Communications Equipment)      134,000       324,314
AMVIG Holdings, Ltd.
  (Containers & Packaging)        118,000        95,907
ASM Pacific Technology, Ltd.
  (Semiconductors &
  Semiconductor Equipment)
  (a)                               5,200        47,027
Bosideng International
  Holdings, Ltd. (Textiles,
  Apparel & Luxury Goods)         832,000       420,763
Chaoda Modern Agriculture
  Holdings, Ltd. (Food
  Products)                       560,000       455,875
EVA Precision Industrial
  Holdings, Ltd. (Machinery)      174,000       144,790
Fufeng Group, Ltd.
  (Chemicals)                     358,000       319,608
Kingboard Chemical Holdings,
  Ltd. (Electronic Equipment
  & Instruments) (a)               87,500       424,448
Kingboard Laminates
  Holdings, Ltd. (Electronic
  Equipment & Instruments)        473,500       456,930
Lonking Holdings, Ltd.
  (Machinery)                   1,120,000       602,535
Neo-Neon Holdings, Ltd.
  (Electrical Equipment)          139,000        84,642
Polytec Asset Holdings, Ltd.
  (Capital Markets)             1,690,000       294,340
Truly International Holdings
  (Electronic Equipment &
  Instruments)                     12,000        17,029
United Laboratories
  International Holdings,
  Ltd. (The)
  (Pharmaceuticals)               352,000       668,465
                                           ------------
                                              4,356,673
                                           ------------

CYPRUS 0.6%
ProSafe SE (Energy Equipment
  & Services)                     120,087       791,681
                                           ------------


DENMARK 1.8%
A P Moller--Maersk A/S
  (Marine) (a)                         51       442,601
Carlsberg A/S (Beverages)
  (a)                               1,942       212,391
Coloplast A/S (Health Care
  Equipment & Supplies) (a)           732        90,644
Danisco A/S (Food Products)
  (a)                               5,862       505,449
H Lundbeck A/S
  (Pharmaceuticals) (a)             8,710       173,937
Novo-Nordisk A/S Class B
  (Pharmaceuticals) (a)             6,897       725,986
Royal UNIBREW A/S
  (Beverages) (d)                   1,554        86,283
                                           ------------
                                              2,237,291
                                           ------------

FINLAND 2.2%
Amer Sports Oyj (Leisure
  Equipment & Products)            16,842       226,906
Cargotec Oyj (Machinery)           13,494       614,137
Cramo Oyj (Trading Companies
  & Distributors) (d)               1,172        24,403
Huhtamaki OYJ (Containers &
  Packaging)                       27,008       342,066
Kemira Oyj (Chemicals)             34,575       508,644
Kesko Oyj (Food & Staples
  Retailing) (a)                    6,492       321,847
Metso Oyj (Machinery) (a)          10,878       515,820
Nokia Oyj (Communications
  Equipment) (a)                   22,231       240,103
                                           ------------
                                              2,793,926
                                           ------------

FRANCE 11.7%
Arkema S.A. (Chemicals) (a)        12,649       817,396
AXA S.A. (Insurance) (a)           60,691     1,104,864
X  BNP Paribas S.A.
  (Commercial Banks) (a)           23,561     1,723,230
CNP Assurances (Insurance)
  (a)                               3,022        60,314
Credit Agricole S.A.
  (Commercial Banks) (a)           65,334     1,070,723
Havas S.A. (Media)                 84,135       441,932
Rallye S.A. (Food & Staples
  Retailing)                       12,173       474,810
Rhodia S.A. (Chemicals)             6,477       180,023
Safran S.A. (Aerospace &
  Defense) (a)                     14,164       449,073
X  Sanofi-Aventis
  (Pharmaceuticals) (a)            26,412     1,844,628
SEB S.A. (Household
  Durables) (a)                     6,968       667,906
Societe BIC S.A. (Commercial
  Services & Supplies) (a)          3,060       271,505
Societe Generale (Commercial
  Banks) (a)                       22,619     1,354,476
X  Total S.A. (Oil, Gas &
  Consumable Fuels) (a)            40,999     2,228,002
Valeo S.A. (Auto Components)
  (a)(d)                           12,054       647,918
Vivendi S.A. (Media) (a)           45,753     1,305,102
Zodiac Aerospace (Aerospace
  & Defense)                        3,167       223,565
                                           ------------
                                             14,865,467
                                           ------------

GERMANY 11.2%
Adidas A.G. (Textiles,
  Apparel & Luxury Goods)
  (a)                              17,653     1,151,569
Allianz SE (Insurance) (a)         12,902     1,616,849
Asian Bamboo A.G. (Food
  Products)                         2,973       152,313
Aurubis A.G. (Metals &
  Mining) (a)                      14,787       760,657
Axel Springer A.G. (Media)          1,302       193,625
BASF A.G. (Chemicals) (a)          23,567     1,714,813


50    MainStay 130/30 International Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                   SHARES         VALUE
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
Bayerische Motoren Werke
  A.G. (Automobiles) (a)           18,260  $  1,309,089
Bechtle A.G. (IT Services)          1,180        44,343
Bertrandt A.G. (Professional
  Services)                         1,626       105,335
Deutsche Bank A.G. (Capital
  Markets) (a)                     10,883       627,387
E.ON A.G. (Electric
  Utilities) (a)                    5,351       167,569
Heidelberger Druckmaschinen
  A.G. (Machinery) (d)            128,415       591,054
Infineon Technologies A.G.
  (Semiconductors &
  Semiconductor Equipment)
  (a)(d)                           32,913       259,092
Lanxess A.G. (Chemicals) (a)       11,328       788,316
Merck KGaA (Pharmaceuticals)
  (a)                               3,831       319,119
MTU Aero Engines Holding
  A.G. (Aerospace & Defense)
  (a)                               6,803       410,929
X  Siemens A.G. (Industrial
  Conglomerates) (a)               18,026     2,059,271
SMA Solar Technology A.G.
  (Semiconductors &
  Semiconductor Equipment)          6,629       782,385
Volkswagen A.G.
  (Automobiles) (a)                 8,900     1,168,839
                                           ------------
                                             14,222,554
                                           ------------

HONG KONG 2.6%
Cathay Pacific Airways, Ltd.
  (Airlines) (a)                  159,000       427,692
Cheung Kong Holdings, Ltd.
  (Real Estate Management &
  Development) (a)                  2,000        30,524
China Mobile, Ltd. (Wireless
  Telecommunication
  Services)                        11,000       112,040
China Pharmaceutical Group,
  Ltd. (Pharmaceuticals)          764,000       427,771
CNOOC, Ltd. (Oil, Gas &
  Consumable Fuels)               364,000       752,302
Dah Chong Hong Holdings,
  Ltd. (Distributors)             642,000       757,852
Emperor Watch & Jewellery,
  Ltd. (Specialty Retail)         580,000        83,058
SJM Holdings, Ltd. (Hotels,
  Restaurants & Leisure)          434,000       645,016
Sun Hung Kai Properties,
  Ltd. (Real Estate
  Management & Development)
  (a)                               1,000        17,068
                                           ------------
                                              3,253,323
                                           ------------

ISRAEL 1.2%
Delek Group, Ltd.
  (Industrial Conglomerates)
  (a)                               2,094       578,867
Discount Investment Corp.
  (Industrial Conglomerates)
  (a)                              26,914       615,198
Mizrahi Tefahot Bank, Ltd.
  (Commercial Banks) (a)           22,407       209,555
Shufersal, Ltd. (Food &
  Staples Retailing) (a)            1,433         8,770
Teva Pharmaceutical
  Industries, Ltd.
  (Pharmaceuticals) (a)             1,881        97,944
                                           ------------
                                              1,510,334
                                           ------------

ITALY 4.7%
Amplifon S.p.A. (Health Care
  Providers & Services)            28,395       152,943
Autostrada Torino-Milano
  S.p.A. (Transportation
  Infrastructure)                  25,936       372,167
Danieli & C Officine
  Meccaniche S.p.A.
  (Machinery)                      27,596       728,218
Enel S.p.A. (Electric
  Utilities) (a)                  192,004     1,096,316
ENI S.p.A. (Oil, Gas &
  Consumable Fuels) (a)            72,486     1,633,344
Gruppo Coin S.p.A (Specialty
  Retail) (d)                      19,453       204,820
Indesit Co. S.p.A.
  (Household Durables)             52,465       648,790
Interpump Group S.p.A
  (Machinery) (d)                   6,789        44,292
Telecom Italia S.p.A
  (Diversified
  Telecommunication
  Services) (a)                   712,208     1,092,359
                                           ------------
                                              5,973,249
                                           ------------

JAPAN 24.7%
Acom Co., Ltd. (Consumer
  Finance) (a)                      5,090        58,383
Aeon Co., Ltd. (Food &
  Staples Retailing) (a)           80,200       944,819
Aisin Seiki Co., Ltd. (Auto
  Components) (a)                  19,000       596,657
AOYAMA TRADING Co., Ltd.
  (Specialty Retail) (a)           28,500       463,608
Avex Group Holdings, Inc.
  (Media)                          10,500       151,361
Cosmo Oil Co., Ltd. (Oil,
  Gas & Consumable Fuels)
  (a)                             163,000       439,555
Credit Saison Co., Ltd.
  (Consumer Finance) (a)           38,600       549,715
Daicel Chemical Industries,
  Ltd. (Chemicals) (a)             37,000       257,487
Daihatsu Motor Co., Ltd.
  (Automobiles) (a)                54,000       730,111
Daihen Corp. (Electrical
  Equipment)                       15,000        67,665
Daiichikosho Co., Ltd.
  (Media)                          22,000       360,606
Dydo Drinco, Inc. (Food
  Products) (a)                     1,900        63,066
EDION Corp. (Specialty
  Retail)                         109,900       813,973
Elpida Memory, Inc.
  (Semiconductors &
  Semiconductor Equipment)
  (a)(d)                           12,900       132,254
Fuji Machine Manufacturing
  Co., Ltd. (Machinery)               800        13,222
FUJIFILM Holdings Corp.
  (Electronic Equipment &
  Instruments) (a)                 19,100       637,300
Fujikura, Ltd. (Electrical
  Equipment) (a)                   23,000       107,183
Furukawa-Sky Aluminum Corp.
  (Metals & Mining)               102,000       269,989
Geo Corp. (Specialty Retail)           82        86,412
Hanwa Co., Ltd. (Trading
  Companies & Distributors)        41,000       162,023
Hitachi, Ltd. (Electronic
  Equipment & Instruments)
  (a)                             129,000       583,522
Honda Motor Co., Ltd.
  (Automobiles) (a)                17,900       653,316
Hosiden Corp. (Electronic
  Equipment & Instruments)
  (a)                              20,400       202,301
Idemitsu Kosan Co., Ltd.
  (Oil, Gas & Consumable
  Fuels) (a)                       10,800       908,612


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              51


                                   SHARES         VALUE
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Itochu Corp. (Trading
  Companies & Distributors)
  (a)                              61,100  $    536,058
Japan Securities Finance
  Co., Ltd. (Diversified
  Financial Services)               4,400        26,957
JFE Shoji Holdings, Inc.
  (Trading Companies &
  Distributors)                    51,000       197,738
K's Holdings Corp.
  (Specialty Retail)                1,600        39,786
Kansai Electric Power Co.,
  Inc. (The) (Electric
  Utilities) (a)                    1,500        37,989
KDDI Corp. (Wireless
  Telecommunication
  Services) (a)                       214     1,152,840
Kitz Corp. (Machinery)              2,600        11,535
Koito Manufacturing Co.,
  Ltd. (Auto Components) (a)       25,000       327,141
Komori Corp. (Machinery)            9,600        94,485
Marubeni Corp. (Trading
  Companies & Distributors)
  (a)                              71,000       446,452
Melco Holdings, Inc.
  (Computers & Peripherals)         9,200       298,854
Mitsubishi Corp. (Trading
  Companies & Distributors)
  (a)                              17,100       411,190
Mitsubishi UFJ Financial
  Group, Inc. (Commercial
  Banks) (a)                      137,100       638,903
Mitsubishi UFJ Lease &
  Finance Co., Ltd.
  (Diversified Financial
  Services) (a)                     9,600       321,153
MITSUI & Co., Ltd. (Trading
  Companies & Distributors)
  (a)                              82,300     1,293,768
NET One Systems Co., Ltd.
  (IT Services)                       265       369,821
NHK Spring Co., Ltd. (Auto
  Components) (a)                  55,000       466,820
Nichicon Corp. (Electronic
  Equipment & Instruments)         17,200       191,942
Nihon Kohden Corp. (Health
  Care Equipment & Supplies)        1,000        19,026
Nippo Corp. (Construction &
  Engineering)                     19,000       117,820
Nippon Chemi-Con Corp.
  (Electronic Equipment &
  Instruments) (d)                 91,000       364,136
Nippon Light Metal Co., Ltd.
  (Metals & Mining) (d)           112,000       187,896
Nippon Soda Co., Ltd.
  (Chemicals)                       6,000        25,873
Nippon Synthetic Chemical
  Industry Co., Ltd. (The)
  (Chemicals)                      69,000       404,722
Nippon Telegraph & Telephone
  Corp. (Diversified
  Telecommunication
  Services) (a)                    25,700     1,167,311
Nishi-Nippon City Bank, Ltd.
  (The) (Commercial Banks)
  (a)                             183,000       500,311
Nisshin Oillio Group, Ltd.
  (The) (Food Products)            38,000       167,168
Nisshin Steel Co., Ltd.
  (Metals & Mining) (a)           124,000       223,437
Nisshinbo Holdings, Inc.
  (Textiles, Apparel &
  Luxury Goods) (a)                45,000       455,760
Nissin Electric Co., Ltd.
  (Electrical Equipment)            1,000         5,207
NTT DoCoMo, Inc. (Wireless
  Telecommunication
  Services) (a)                       392       660,072
ORIX Corp. (Consumer
  Finance) (a)                      4,230       385,836
Osaka Gas Co., Ltd. (Gas
  Utilities) (a)                   92,000       347,558
Pacific Golf Group
  International Holdings KK
  (Hotels, Restaurants &
  Leisure)                             18        11,788
Rohm Co., Ltd.
  (Semiconductors &
  Semiconductor Equipment)
  (a)                               4,200       262,011
Ryobi, Ltd. (Machinery) (d)        73,000       268,522
Sanden Corp. (Auto
  Components)                      37,000       149,435
Sanken Electric Co., Ltd.
  (Semiconductors &
  Semiconductor Equipment)         22,000        78,737
Sanyo Special Steel Co.,
  Ltd. (Metals & Mining)           59,000       290,344
Sapporo Hokuyo Holdings,
  Inc. (Commercial Banks)
  (a)                              20,700        85,403
Seiko Epson Corp. (Computers
  & Peripherals) (a)               21,100       336,415
Seven & I Holdings Co., Ltd.
  (Food & Staples Retailing)
  (a)                              14,700       342,154
Shinko Electric Industries
  Co., Ltd. (Semiconductors
  & Semiconductor Equipment)
  (a)                               8,300        80,762
Sony Corp. (Household
  Durables) (a)                    39,600     1,323,773
Sumitomo Corp. (Trading
  Companies & Distributors)
  (a)                              81,400     1,031,788
Sumitomo Electric
  Industries, Ltd.
  (Electrical Equipment) (a)       20,200       257,803
Sumitomo Mitsui Financial
  Group, Inc. (Commercial
  Banks) (a)                       42,300     1,267,896
Takeda Pharmaceutical Co.,
  Ltd. (Pharmaceuticals) (a)        4,300       201,454
Toagosei Co., Ltd.
  (Chemicals)                      67,000       293,911
Tokai Rubber Industries,
  Inc. (Auto Components) (a)        6,500        76,252
Tokyo Electric Power Co.,
  Inc. (The) (Electric
  Utilities) (a)                    3,500        83,727
Tokyo Gas Co., Ltd. (Gas
  Utilities) (a)                  100,000       470,983
Tokyo Steel Manufacturing
  Co., Ltd. (Metals &
  Mining) (a)                      49,500       490,879
Tokyo Style Co., Ltd.
  (Textiles, Apparel &
  Luxury Goods) (a)                 1,000         7,953
Topy Industries, Ltd.
  (Metals & Mining)                25,000        61,514
Tosoh Corp. (Chemicals) (a)         8,000        21,374
Toyo Ink Manufacturing Co.,
  Ltd. (Chemicals)                 15,000        61,141
Toyota Motor Corp.
  (Automobiles) (a)                34,000     1,207,978


52    MainStay 130/30 International Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                   SHARES         VALUE
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Toyota Tsusho Corp. (Trading
  Companies & Distributors)
  (a)                              18,300  $    284,040
Tsuruha Holdings, Inc. (Food
  & Staples Retailing)              3,000       129,179
Unipres Corp. (Auto
  Components)                      25,500       441,742
UNY Co., Ltd. (Food &
  Staples Retailing) (a)           48,900       407,753
Yodogawa Steel Works, Ltd.
  (Metals & Mining)                22,000        81,471
                                           ------------
                                             31,256,887
                                           ------------

NETHERLANDS 3.4%
Aalberts Industries N.V.
  (Machinery)                      38,401       701,486
Aegon N.V. (Insurance)
  (a)(d)                          127,547       808,426
ING Groep N.V. (Diversified
  Financial Services) (a)(d)       66,058       705,176
Koninklijke Philips
  Electronics N.V.
  (Industrial Conglomerates)
  (a)                              32,633       986,946
Mediq N.V. (Health Care
  Providers & Services)             1,936        37,036
STMicroelectronics N.V.
  (Semiconductors &
  Semiconductor Equipment)
  (a)                              53,897       471,387
STMicroelectronics N.V.
  (Semiconductors &
  Semiconductor Equipment)         54,036       474,182
Ten Cate N.V. (Textiles,
  Apparel & Luxury Goods)           4,500       148,623
Unilever N.V., CVA (Food
  Products) (a)                       148         4,389
                                           ------------
                                              4,337,651
                                           ------------

NORWAY 2.9%
Aker Solutions ASA (Energy
  Equipment & Services) (a)        19,630       298,978
Atea ASA (IT Services)             59,776       505,227
Austevoll Seafood A.S.A.
  (Food Products)                  42,069       307,440
Cermaq ASA (Food Products)
  (d)                              37,108       470,456
Marine Harvest (Food
  Products)                       799,135       794,141
Nordic Semiconductor A.S.A.
  (Semiconductors &
  Semiconductor Equipment)         28,786        98,303
Sparebank 1 SR Bank
  (Commercial Banks)                5,000        47,809
StatoilHydro ASA (Oil, Gas &
  Consumable Fuels) (a)            37,561       820,280
Yara International A.S.A.
  (Chemicals) (a)                   5,384       283,146
                                              3,625,780

SINGAPORE 0.6%
Hong Leong Asia, Ltd.
  (Industrial Conglomerates)      154,000       409,302
Jardine Cycle & Carriage,
  Ltd. (Distributors) (a)          13,000       394,731
                                           ------------
                                                804,033
                                           ------------

SPAIN 4.1%
Almirall S.A.
  (Pharmaceuticals)                 4,340        41,075
Banco Bilbao Vizcaya
  Argentaria S.A.
  (Commercial Banks) (a)          106,194     1,396,718
Banco Santander S.A.
  (Commercial Banks) (a)           63,871       820,596
Endesa S.A. (Electric
  Utilities) (a)                   17,282       478,897
Iberdrola Renovables S.A.
  (Independent Power
  Producers & Energy
  Traders) (a)                    259,283       876,553
Promotora de Informaciones
  S.A. (Media) (d)                103,893       268,230
Telefonica S.A. (Diversified
  Telecommunication
  Services) (a)                    45,475     1,227,867
Viscofan S.A. (Food
  Products)                         1,338        46,611
                                           ------------
                                              5,156,547
                                           ------------

SWEDEN 2.7%
Billerud AB (Paper & Forest
  Products)                        36,591       294,442
Boliden AB (Metals & Mining)
  (a)                              57,312       972,982
Cardo AB (Machinery)                1,787        69,022
Hoganas AB (Metals & Mining)       18,176       639,459
KappAhl Holding AB
  (Specialty Retail)                1,441        12,944
Meda AB, Class A
  (Pharmaceuticals)                46,463       381,879
SAAB AB (Aerospace &
  Defense)                          3,967        62,002
Scania AB Class B
  (Machinery) (a)                  12,250       260,418
Trelleborg AB (Machinery)
  (a)                              80,772       761,207
                                           ------------
                                              3,454,355
                                           ------------

SWITZERLAND 7.8%
Clariant A.G. (Chemicals)(a)
  (d)                              17,701       299,319
Credit Suisse Group A.G.
  (Capital Markets) (a)            32,725     1,351,833
X  Nestle S.A. Registered
  (Food Products) (a)              57,470     3,147,841
Novartis A.G.
  (Pharmaceuticals) (a)            15,850       918,899
Pargesa Holding S.A.
  (Diversified Financial
  Services) (a)                     2,488       197,336
X  Roche Holding A.G.,
  Genusscheine
  (Pharmaceuticals) (a)            12,434     1,825,835
Swiss Life Holding
  (Insurance) (a)(d)                6,557       802,925
UBS A.G. (Capital Markets)
  (a)(d)                           50,320       851,919
Zurich Financial Services
  A.G. (Insurance) (a)              2,274       556,686
                                           ------------
                                              9,952,593
                                           ------------

UNITED KINGDOM 24.4%
Anglo American PLC (Metals &
  Mining) (a)                      18,784       875,266
Ashtead Group PLC (Trading
  Companies & Distributors)       168,981       340,354
X  AstraZeneca PLC
  (Pharmaceuticals) (a)            34,976     1,753,892
Atkins WS PLC (Professional
  Services)                        12,561       151,557
Aviva PLC (Insurance) (a)          42,262       269,588
Barclays PLC (Commercial
  Banks) (a)                      325,005     1,430,040
BBA Aviation PLC
  (Transportation
  Infrastructure)                  47,273       152,708
Beazley PLC (Insurance)            63,047       121,935
BHP Billiton PLC (Metals &
  Mining) (a)                      26,032       923,304
Bodycote PLC (Machinery)          124,490       528,613


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              53


                                   SHARES         VALUE
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
BP PLC (Oil, Gas &
  Consumable Fuels) (a)           221,542  $  1,511,539
British American Tobacco PLC
  (Tobacco) (a)                    17,241       657,502
Britvic PLC (Beverages)            16,863       130,347
BT Group PLC (Diversified
  Telecommunication
  Services) (a)                   445,127     1,096,265
Cable & Wireless
  Communications PLC
  (Diversified
  Telecommunication
  Services) (a)                   441,425       378,061
Centrica PLC (Multi-
  Utilities) (a)                   87,646       466,540
Compass Group PLC (Hotels,
  Restaurants & Leisure) (a)       45,878       376,017
Cookson Group PLC
  (Industrial Conglomerates)
  (a)(d)                              230         1,898
Croda International
  (Chemicals)                      17,533       403,992
Dairy Crest Group PLC (Food
  Products)                        41,561       246,669
DS Smith PLC (Containers &
  Packaging)                      148,314       399,491
Electrocomponents PLC
  (Electronic Equipment &
  Instruments)                     74,067       289,464
Enterprise Inns PLC (Hotels,
  Restaurants & Leisure) (d)       86,521       158,185
Ferrexpo PLC (Metals &
  Mining)                          67,396       350,326
Filtrona PLC (Chemicals)           62,460       249,106
X  GlaxoSmithKline PLC
  (Pharmaceuticals) (a)           106,956     2,092,563
Halfords Group PLC
  (Specialty Retail)               39,434       267,597
HSBC Holdings PLC
  (Commercial Banks) (a)          140,442     1,460,718
IMI PLC (Machinery)                 1,491        18,862
Inchcape PLC (Distributors)
  (d)                                 655         3,660
Intermediate Capital Group
  PLC (Capital Markets)           135,142       699,007
International Personal
  Finance PLC (Consumer
  Finance)                        109,152       543,938
Investec PLC (Capital
  Markets)                         13,149       104,967
JKX Oil & Gas PLC (Oil, Gas
  & Consumable Fuels)              32,791       147,592
Legal & General Group PLC
  (Insurance) (a)                 292,888       471,187
Marks & Spencer Group PLC
  (Multiline Retail) (a)           47,912       328,123
Melrose PLC (Machinery)            53,613       242,000
Morgan Crucible Co. PLC
  (Machinery)                      51,222       187,953
Pace PLC (Household
  Durables)                        32,465       106,382
Paragon Group of Cos. PLC
  (Thrifts & Mortgage
  Finance)                        158,185       386,792
Persimmon PLC (Household
  Durables) (d)                    64,321       351,451
Petrofac, Ltd. (Energy
  Equipment & Services) (a)        16,781       393,387
Premier Farnell PLC
  (Electronic Equipment &
  Instruments)                     85,223       371,845
Resolution, Ltd. (Insurance)      110,834       465,121
Rio Tinto PLC (Metals &
  Mining) (a)                       9,890       639,595
X  Royal Dutch Shell PLC
  Class A (Oil, Gas &
  Consumable Fuels) (a)            53,426     1,734,402
Royal Dutch Shell PLC Class
  B (Oil, Gas & Consumable
  Fuels) (a)                       51,671     1,654,660
Senior PLC (Machinery)            199,819       423,919
Stagecoach Group PLC (Road &
  Rail)                           131,734       441,166
Tesco PLC (Food & Staples
  Retailing) (a)                   30,741       210,257
Trinity Mirror PLC (Media)
  (d)                             129,497       220,468
Tullett Prebon PLC (Capital
  Markets) (a)                    115,962       735,815
Vedanta Resources PLC
  (Metals & Mining) (a)             7,644       254,154
X  Vodafone Group PLC
  (Wireless
  Telecommunication
  Services) (a)                   981,124     2,670,220
                                           ------------
                                             30,890,460
                                           ------------
Total Common Stocks
  (Cost $148,254,444)                       164,822,152
                                           ------------


CONVERTIBLE PREFERRED STOCK 0.0%++
-------------------------------------------------------

GERMANY 0.0%++
KSB A.G.
  2.37% (Machinery)                    42        31,314
                                           ------------
Total Convertible Preferred
  Stock
  (Cost $25,720)                                 31,314
                                           ------------


EXCHANGE TRADED FUND 0.6% (E)
-------------------------------------------------------

UNITED STATES 0.6%
iShares MSCI EAFE Index Fund
  (Capital Markets)                14,070       802,131
                                           ------------
Total Exchange Traded Fund
  (Cost $813,237)                               802,131
                                           ------------


PREFERRED STOCKS 0.3%
-------------------------------------------------------

GERMANY 0.3%
Jungheinrich A.G.
  0.44% (Machinery)                 3,606       136,588
Volkswagen A.G.
  1.54% (Automobiles) (a)           1,731       260,194
                                           ------------
Total Preferred Stocks
  (Cost $337,317)                               396,782
                                           ------------




54    MainStay 130/30 International Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                                  NUMBER
                                OF RIGHTS         VALUE
RIGHTS 0.0%++
-------------------------------------------------------

SPAIN 0.0%++
Banco Santander S.A.
  Expires 11/5/10
  (Commercial Banks) (d)           63,871  $     10,578
                                           ------------
Total Rights
  (Cost $10,697)                                 10,578
                                           ------------



                                   SHARES
UNAFFILIATED INVESTMENT COMPANY 0.2%
-------------------------------------------------------

AUSTRALIA 0.2%
Australian Infrastructure
  Fund (Transportation
  Infrastructure)                 131,778       254,939
                                           ------------
Total Unaffiliated
  Investment Company
  (Cost $231,021)                               254,939
                                           ------------


                                NUMBER OF
                                WARRANTS
WARRANTS 0.0%++
-------------------------------------------------------

CAYMAN ISLANDS 0.0%++
Kingboard Chemical Holdings,
  Ltd.
  Strike Price HK$40.00
  Expires 10/31/12
  (Electronic Equipment &
  Instruments) (d)                 11,400         6,530
                                           ------------
Total Warrants
  (Cost $0)                                       6,530
                                           ------------


                                PRINCIPAL
                                   AMOUNT
SHORT-TERM INVESTMENT 0.5%
-------------------------------------------------------

REPURCHASE AGREEMENT 0.5%
  UNITED STATES 0.5%
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $558,334 (Collateralized
  by a United States
  Treasury Note with a rate
  of 2.125% and a maturity
  date of 5/31/15, with a
  Principal Amount of
  $545,000 and a Market
  Value of $574,321)
  (Capital Markets)           $   558,334       558,334
                                           ------------
Total Short-Term Investment
  (Cost $558,334)                               558,334
                                           ------------
Total Investments,
  Before Investments Sold
  Short
  (Cost $150,230,770) (f)           131.6%  166,882,760
                                           ------------



                                   SHARES
INVESTMENTS SOLD SHORT (32.1%)
COMMON STOCKS SOLD SHORT (32.1%)
-------------------------------------------------------

AUSTRALIA (5.6%)
Aquila Resources, Ltd. (Oil,
  Gas & Consumable Fuels)
  (d)                             (21,683) $   (183,298)
Atlas Iron, Ltd. (Metals &
  Mining) (d)                    (242,633)     (596,555)
Ausenco, Ltd. (Construction
  & Engineering)                  (29,722)      (74,241)
Austar United
  Communications, Ltd.
  (Media) (d)                    (491,273)     (469,196)
Boart Longyear Group
  (Construction &
  Engineering)                   (183,767)     (651,632)
Crane Group, Ltd. (Building
  Products)                       (43,730)     (324,695)
Cudeco, Ltd. (Metals &
  Mining) (d)                     (55,507)     (129,949)
Eastern Star Gas, Ltd. (Oil,
  Gas & Consumable Fuels)
  (d)                            (714,230)     (591,182)
Extract Resources, Ltd.
  (Oil, Gas & Consumable
  Fuels) (d)                      (31,331)     (234,781)
Gindalbie Metals, Ltd.
  (Metals & Mining) (d)          (318,866)     (327,962)
  iSOFT Group, Ltd. (Health
  Care Technology) (d)            (87,382)       (8,217)
Karoon Gas Australia, Ltd.
  (Oil, Gas & Consumable
  Fuels) (d)                      (80,535)     (738,392)
Linc Energy, Ltd. (Oil, Gas
  & Consumable Fuels) (d)        (106,379)     (202,155)
Nufarm, Ltd. (Chemicals) (d)     (101,096)     (450,580)
PanAust, Ltd. (Metals &
  Mining) (d)                    (295,230)     (215,448)
Pharmaxis, Ltd.
  (Pharmaceuticals) (d)           (18,189)      (50,244)
Sandfire Resources NL
  (Metals & Mining) (d)              (475)       (3,727)
TPG Telecom, Ltd.
  (Diversified
  Telecommunication
  Services)                       (52,310)      (79,935)
Transpacific Industries
  Group, Ltd. (Commercial
  Services & Supplies) (d)       (453,544)     (546,451)
Virgin Blue Holdings, Ltd.
  (Airlines) (d)               (1,723,275)     (725,855)
White Energy Co., Ltd.
  (Metals & Mining) (d)           (31,157)     (115,975)
Wotif.com Holdings, Ltd.
  (Internet & Catalog
  Retail)                         (82,460)     (378,021)
                                           ------------
                                             (7,098,491)
                                           ------------

AUSTRIA (1.2%)
Intercell A.G.
  (Biotechnology) (d)             (31,386)     (768,166)
Schoeller-Bleckmann Oilfield
  Equipment A.G. (Energy
  Equipment & Services)              (107)       (7,885)
Wienerberger A.G. (Building
  Products) (d)                   (43,704)     (736,010)
                                           ------------
                                             (1,512,061)
                                           ------------

BELGIUM (0.3%)
EVS Broadcast Equipment S.A.
  (Communications Equipment)       (1,493)      (93,716)
Hansen Transmissions
  International N.V.
  (Machinery) (d)                (279,521)     (200,162)
RHJ International
  (Diversified Financial
  Services) (d)                    (6,521)      (50,825)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              55


                                   SHARES         VALUE
COMMON STOCKS SOLD SHORT (CONTINUED)

BELGIUM (CONTINUED)
Tessenderlo Chemie N.V.
  (Chemicals) (d)                      (3) $         (2)
ThromboGenics N.V.
  (Biotechnology) (d)              (2,771)      (71,696)
                                           ------------
                                               (416,401)
                                           ------------

BERMUDA (1.7%)
Brilliance China Automotive
  Holdings, Ltd.
  (Automobiles) (d)              (168,000)     (147,599)
China Foods, Ltd. (Food
  Products)                       (32,000)      (26,587)
China Oil and Gas Group,
  Ltd. (Gas Utilities) (d)     (1,140,000)     (150,014)
Citic Resources Holdings,
  Ltd. (Trading Companies &
  Distributors) (d)              (452,000)     (115,460)
Nine Dragons Paper Holdings,
  Ltd. (Paper & Forest
  Products)                       (77,000)     (124,174)
OM Holdings, Ltd. (Metals &
  Mining)                         (29,127)      (46,078)
Ports Design, Ltd.
  (Textiles, Apparel &
  Luxury Goods)                  (265,500)     (644,633)
Sinofert Holdings, Ltd.
  (Chemicals) (d)              (1,230,000)     (650,605)
Skyworth Digital Holdings,
  Ltd. (Household Durables)        (5,135)       (3,001)
VODone, Ltd. (Media)             (930,000)     (268,757)
                                           ------------
                                             (2,176,908)
                                           ------------

CAYMAN ISLANDS (0.6%)
China High Speed
  Transmission Equipment
  Group Co., Ltd.
  (Electrical Equipment)         (110,000)     (224,790)
China Mengniu Dairy Co.,
  Ltd. (Food Products)            (10,000)      (28,705)
Ju Teng International
  Holdings, Ltd. (Electronic
  Equipment & Instruments)       (240,000)     (119,207)
Tianjin Port Development
  Holdings, Ltd.
  (Transportation
  Infrastructure)                (526,000)     (116,719)
Wasion Group Holdings, Ltd.
  (Electronic Equipment &
  Instruments)                   (428,000)     (311,975)
                                           ------------
                                               (801,396)
                                           ------------

DENMARK (0.7%)
ALK-Abello A/S
  (Pharmaceuticals)                (2,213)     (140,427)
Genmab A/S (Biotechnology)
  (d)                             (43,314)     (574,761)
NKT Holding A/S (Machinery)        (4,435)     (238,714)
                                           ------------
                                               (953,902)
                                           ------------

FINLAND (0.2%)
F-Secure Oyj (Software)           (13,466)      (41,045)
Poyry Oyj (Professional
  Services)                        (1,423)      (17,310)
Ruukki Group Oyj (Industrial
  Conglomerates) (d)              (59,559)     (148,380)
Talvivaara Mining Co. PLC
  (Metals & Mining) (d)           (10,569)      (95,261)
Uponor Oyj (Building
  Products)                          (500)       (8,963)
                                           ------------
                                               (310,959)
                                           ------------

FRANCE (0.1%)
Altran Technologies S.A. (IT
  Services) (d)                   (20,530)      (88,150)
Bull S.A. (Computers &
  Peripherals) (d)                (11,489)      (54,367)
Mersen (Electrical
  Equipment)                          (38)       (1,666)
NicOx S.A. (Biotechnology)
  (d)                              (4,696)      (16,686)
                                           ------------
                                               (160,869)
                                           ------------

GERMANY (1.9%)
Centrotherm Photovoltaics
  A.G. (Semiconductors &
  Semiconductor Equipment)
  (d)                              (7,066)     (291,100)
Demag Cranes A.G.
  (Machinery) (d)                  (3,451)     (172,407)
Kontron A.G. (Semiconductors
  & Semiconductor Equipment)       (5,735)      (55,634)
MLP A.G. (Capital Markets)        (15,366)     (163,029)
Morphosys A.G. (Life
  Sciences Tools & Services)
  (d)                              (1,702)      (40,792)
Nordex A.G. (Electrical
  Equipment) (d)                  (71,505)     (689,579)
Sky Deutschland A.G. (Media)
  (d)                            (501,139)     (813,965)
Solar Millennium A.G.
  (Construction &
  Engineering) (d)                 (4,376)     (122,693)
                                           ------------
                                             (2,349,199)
                                           ------------

HONG KONG (1.0%)
Beijing Enterprises
  Holdings, Ltd. (Industrial
  Conglomerates)                  (70,000)     (478,181)
Citic 1616 Holdings, Ltd.
  (Diversified
  Telecommunication
  Services)                      (511,000)     (176,679)
Dah Sing Banking Group, Ltd.
  (Commercial Banks)              (51,200)      (87,587)
Dah Sing Financial Holdings,
  Ltd. (Commercial Banks)         (15,600)     (108,277)
Fushan International Energy
  Group, Ltd. (Metals &
  Mining)                        (144,000)      (96,789)
Galaxy Entertainment Group,
  Ltd. (Hotels, Restaurants
  & Leisure) (d)                 (325,000)     (305,241)
                                           ------------
                                             (1,252,754)
                                           ------------

ITALY (1.7%)
Ansaldo STS S.p.A
  (Transportation
  Infrastructure)                 (28,034)     (386,470)
Buzzi Unicem S.p.A
  (Construction Materials)        (38,058)     (436,995)
Fondiaria-Sai S.p.A
  (Insurance)                     (14,193)     (168,599)
Italcementi S.p.A
  (Construction Materials)         (1,032)       (8,690)
Milano Assicurazioni S.p.A.
  (Insurance)                    (167,813)     (362,722)
Saras S.p.A (Oil, Gas &
  Consumable Fuels) (d)          (298,830)     (660,884)
Telecom Italia Media S.p.A
  (Media) (d)                    (172,604)      (65,823)
Trevi Finanziaria S.p.A.
  (Construction &
  Engineering)                     (9,670)     (128,396)
                                           ------------
                                             (2,218,579)
                                           ------------



56    MainStay 130/30 International Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                   SHARES         VALUE
COMMON STOCKS SOLD SHORT (CONTINUED)

JAPAN (5.4%)
Asahi Diamond Industrial
  Co., Ltd. (Machinery)           (26,000) $   (458,805)
Cedyna Financial Corp.
  (Consumer Finance) (d)         (122,600)     (170,637)
Clarion Co., Ltd. (Household
  Durables) (d)                  (151,000)     (234,559)
CSK Holdings Corp. (IT
  Services) (d)                  (166,300)     (557,984)
Dai-ichi Seiko Co., Ltd.
  (Electronic Equipment &
  Instruments)                       (100)       (4,909)
Daiseki Co., Ltd.
  (Commercial Services &
  Supplies)                       (13,300)     (252,050)
Dr Ci:Labo Co., Ltd.
  (Personal Products)                 (38)     (135,151)
Fujiya Co., Ltd. (Food
  Products) (d)                   (24,000)      (41,456)
Funai Electric Co., Ltd.
  (Household Durables)            (20,500)     (629,495)
Haseko Corp. (Household
  Durables) (d)                  (157,500)     (135,050)
Hitachi Zosen Corp.
  (Machinery)                    (160,500)     (231,366)
MISUMI Group, Inc. (Trading
  Companies & Distributors)        (9,700)     (207,935)
Nichi-iko Pharmaceutical
  Co., Ltd.
  (Pharmaceuticals)                  (800)      (28,214)
Nippon Coke & Engineering
  Co., Ltd. (Metals &
  Mining)                        (120,000)     (195,352)
OSAKA Titanium Technologies
  Co. (Metals & Mining)           (10,700)     (501,292)
OSG Corp. (Machinery)              (7,900)      (82,564)
Pigeon Corp. (Household
  Products)                        (6,100)     (181,628)
Point, Inc. (Specialty
  Retail)                         (13,790)     (576,654)
Seiko Holdings Corp.
  (Textiles, Apparel &
  Luxury Goods) (d)              (103,000)     (348,155)
Start Today Co., Ltd.
  (Internet & Catalog
  Retail)                             (58)     (180,408)
Sugi Holdings Co., Ltd.
  (Food & Staples Retailing)      (18,100)     (404,422)
Taikisha, Ltd. (Construction
  & Engineering)                  (16,200)     (217,825)
Torishima Pump Manufacturing
  Co., Ltd. (Machinery)            (4,200)      (69,261)
Toyo Tanso Co., Ltd.
  (Electrical Equipment)           (8,600)     (493,215)
Wacom Co., Ltd/Japan
  (Computers & Peripherals)          (446)     (511,013)
                                           ------------
                                             (6,849,400)
                                           ------------

NETHERLANDS (0.7%)
Draka Holding N.V.
  (Electrical Equipment) (d)       (9,150)     (194,845)
USG People N.V.
  (Professional Services)
  (d)                             (11,665)     (216,661)
Wavin N.V. (Construction &
  Engineering) (d)                (31,659)     (436,840)
                                           ------------
                                               (848,346)
                                           ------------

NORWAY (2.2%)
Algeta ASA (Biotechnology)
  (d)                              (1,381)      (23,462)
DNO International ASA (Oil,
  Gas & Consumable Fuels)
  (d)                            (381,154)     (598,746)
Norwegian Air Shuttle ASA
  (Airlines) (d)                   (4,551)      (69,937)
Norwegian Energy Co. ASA
  (Oil, Gas & Consumable
  Fuels) (d)                     (144,638)     (422,312)
Petroleum Geo-Services ASA
  (Energy Equipment &
  Services) (d)                   (59,639)     (745,411)
Pronova BioPharma AS
  (Pharmaceuticals) (d)            (8,500)      (14,223)
Sevan Marine ASA (Energy
  Equipment & Services) (d)      (653,570)     (881,046)
                                           ------------
                                             (2,755,137)
                                           ------------
PORTUGAL (0.0%)++
Zon Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS S.A.
  (Media)                          (2,743)      (14,603)
                                           ------------



SINGAPORE (0.6%)
Hyflux, Ltd. (Water
  Utilities)                      (24,000)      (58,410)
Indofood Agri Resources,
  Ltd. (Food Products) (d)       (260,000)     (522,290)
Oceanus Group, Ltd.
  (Distributors) (d)             (505,000)     (124,855)
Raffles Education Corp.,
  Ltd. (Diversified Consumer
  Services) (d)                  (114,000)      (24,662)
                                           ------------
                                               (730,217)
                                           ------------
SPAIN (0.5%)
Sol Melia S.A. (Hotels,
  Restaurants & Leisure)          (10,014)      (99,653)
Tubacex S.A. (Metals &
  Mining) (d)                     (22,527)      (79,010)
Zeltia S.A. (Biotechnology)
  (d)                             (89,275)     (400,094)
                                           ------------
                                               (578,757)
                                           ------------

SWEDEN (1.0%)
Axis Communications AB
  (Communications Equipment)      (26,749)     (420,478)
Clas Ohlson AB (Specialty
  Retail)                          (3,476)      (59,714)
Lindab International AB
  (Building Products) (d)         (12,849)     (182,742)
Niscayah Group AB
  (Commercial Services &
  Supplies)                       (20,891)      (35,967)
SAS AB (Airlines) (d)            (121,893)     (463,510)
Swedish Orphan Biovitrum AB
  (Biotechnology) (d)              (8,101)      (48,633)
                                           ------------
                                             (1,211,044)
                                           ------------

SWITZERLAND (1.0%)
Bank Sarasin & Cie A.G.
  (Capital Markets)                (1,021)      (37,352)
Basilea Pharmaceutica
  Registered (Biotechnology)
  (d)                              (8,719)     (611,362)
EFG International A.G.
  (Capital Markets)               (11,312)     (139,094)
Kudelski S.A. (Electronic
  Equipment & Instruments)         (5,135)     (131,238)
Orascom Development Holding
  A.G. (Hotels, Restaurants
  & Leisure) (d)                     (633)      (38,435)
Temenos Group A.G.
  (Software) (d)                   (8,456)     (283,571)
                                           ------------
                                             (1,241,052)
                                           ------------



The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              57


                                   SHARES         VALUE
COMMON STOCKS SOLD SHORT (CONTINUED)

UNITED KINGDOM (5.7%)
BTG PLC (Life Sciences Tools
  & Services) (d)                 (48,343) $   (187,459)
Carpetright PLC (Specialty
  Retail)                          (8,332)      (94,323)
CSR PLC (Semiconductors &
  Semiconductor Equipment)
  (d)                             (91,043)     (463,616)
De La Rue PLC (Commercial
  Services & Supplies)            (15,342)     (156,841)
Dialog Semiconductor PLC
  (Semiconductors &
  Semiconductor Equipment)
  (d)                             (33,552)     (612,207)
DSG International PLC
  (Specialty Retail) (d)       (1,702,495)     (731,921)
Forth Ports PLC
  (Transportation
  Infrastructure)                  (2,994)      (63,326)
Imagination Technologies
  Group PLC (Computers &
  Peripherals) (d)               (109,305)     (760,479)
Jazztel PLC (Diversified
  Telecommunication
  Services) (d)                  (149,102)     (684,817)
Kalahari Minerals PLC
  (Metals & Mining) (d)           (33,560)      (94,240)
Micro Focus International
  PLC (Software)                  (47,094)     (288,111)
Mothercare PLC (Multiline
  Retail)                          (4,959)      (41,757)
Premier Foods PLC (Food
  Products) (d)                  (731,290)     (206,234)
Punch Taverns PLC (Hotels,
  Restaurants & Leisure) (d)     (467,792)     (537,440)
Redrow PLC (Household
  Durables) (d)                  (172,894)     (306,126)
Regus PLC (Commercial
  Services & Supplies)           (215,548)     (298,584)
Salamander Energy PLC (Oil,
  Gas & Consumable Fuels)
  (d)                             (13,121)      (45,938)
SIG PLC (Trading Companies &
  Distributors) (d)              (443,440)     (806,470)
St. James's Place PLC
  (Insurance)                      (9,784)      (43,348)
Taylor Wimpey PLC (Household
  Durables) (d)                  (633,979)     (226,536)
Wellstream Holdings PLC
  (Energy Equipment &
  Services)                       (43,063)     (510,616)
Yell Group PLC (Media) (d)       (422,581)      (95,407)
                                           ------------
                                             (7,255,796)
                                           ------------
Total Common Stocks Sold
  Short
  (Proceeds $39,941,650)                    (40,735,871)
                                           ------------


                                NUMBER OF
                                  RIGHTS
RIGHTS SOLD SHORT (0.0%)++
-------------------------------------------------------

HONG KONG (0.0%)++
Citic Resources Holdings,
  Ltd.
  Expires 11/10/10 (Trading
  Companies & Distributors)
  (b)(d)                         (452,000) $       (583)
                                           ------------
Total Rights Sold Short
  (Proceeds $0)                                    (583)
                                           ------------
Total Investments Sold Short
  (Proceeds $39,941,650)            (32.1)% (40,736,454)
                                           ------------
Total Investments,
  Net of Investments Sold
  Short
  (Cost $110,289,120)                99.5   126,146,306
Other Assets, Less
  Liabilities                         0.5       616,366
                              -----------  ------------

Net Assets                          100.0% $126,762,672
                              ===========  ============





+++  On a daily basis New York Life
     Investments confirms that the value of
     the Fund's liquid assets (liquid
     portfolio securities and cash) is
     sufficient to cover its potential senior
     securities (e.g., futures, swaps,
     options).
++   Less than one-tenth of a percent.
(a)  Security, or a portion thereof, is
     maintained in a segregated account at the
     Fund's custodian as collateral for
     securities sold short. (See Note 2(J))
(b)  Fair valued security. The total market
     value of these securities at October 31,
     2010 is $(573), which represents less
     than one-tenth of a percent of the Fund's
     net assets.
(c)  Illiquid security--The total market value
     of this security at October 31, 2010 is
     $10, which represents less than one-tenth
     of a percent of the Fund's net assets.
(d)  Non-income producing security.
(e)  Exchange Traded Fund--An investment
     vehicle that represents a basket of
     securities that is traded on an exchange.
(f)  At October 31, 2010, cost is $152,264,264
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $20,189,506
Gross unrealized depreciation       (5,571,010)
                                   -----------
Net unrealized appreciation        $14,618,496
                                   ===========



The following abbreviation is used in the above portfolio:

HK$--Hong Kong Dollar


58    MainStay 130/30 International Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets and liabilities.

ASSET VALUATION INPUTS

                                                             QUOTED
                                                          PRICES IN  SIGNIFICANT
                                                 ACTIVE MARKETS FOR        OTHER   SIGNIFICANT
                                                          IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                             ASSETS       INPUTS        INPUTS
 DESCRIPTION                                              (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
  Common Stocks (b)                                    $164,822,142     $     --         $  10  $164,822,152
  Convertible Preferred Stock                                31,314           --            --        31,314
  Exchange Traded Fund                                      802,131           --            --       802,131
  Preferred Stocks                                          396,782           --            --       396,782
  Rights                                                     10,578           --            --        10,578
  Unaffiliated Investment Company                           254,939           --            --       254,939
  Warrants                                                    6,530           --            --         6,530
  Short-Term Investment
     Repurchase Agreement                                        --      558,334            --       558,334
                                                       ------------     --------         -----  ------------
Total Investments in Securities                        $166,324,416     $558,334           $10  $166,882,760
                                                       ============     ========         =====  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The Level 3 security valued at $10 is held in Australia within the Common Stock section of the Portfolio of Investments.

LIABILITY VALUATION INPUTS

                                                          QUOTED
                                                       PRICES IN
                                                          ACTIVE  SIGNIFICANT
                                                     MARKETS FOR        OTHER   SIGNIFICANT
                                                       IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                          ASSETS       INPUTS        INPUTS
 DESCRIPTION                                           (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments Sold Short (a)
  Common Stocks Sold Short                          $(40,735,871)    $     --         $  --  $(40,735,871)
  Rights Sold Short (b)                                       --           --          (583)         (583)
                                                    ------------     --------         -----  ------------
Total Investments Sold Short Instruments            $(40,735,871)         $--         $(583) $(40,736,454)
                                                    ============     ========         =====  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The level 3 security valued at $(583) is held in Hong Kong within the Rights Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                    BALANCE
                                      AS OF     ACCRUED  REALIZED
                                OCTOBER 31,   DISCOUNTS      GAIN
 INVESTMENTS IN SECURITIES             2009  (PREMIUMS)    (LOSS)
Common Stock
  Australia                         $    14    $     --  $     --
Rights Sold Short
  Australia                          (7,845)         --        --
  Hong Kong                              --          --        --
                                    -------    --------  --------
Total                               $(7,831)        $--       $--
                                    =======    ========  ========

                                                                                                             CHANGE IN
                                                                                                            UNREALIZED
                                                                                                          APPRECIATION
                                                                                                        (DEPRECIATION)
                                                                                                                  FROM
                                                                                                           INVESTMENTS
                                     CHANGE IN                                                 BALANCE           STILL
                                    UNREALIZED                       TRANSFERS  TRANSFERS        AS OF         HELD AT
                                  APPRECIATION                           IN TO     OUT OF  OCTOBER 31,     OCTOBER 31,
 INVESTMENTS IN SECURITIES      (DEPRECIATION)  PURCHASES     SALES    LEVEL 3    LEVEL 3         2010        2010 (A)
Common Stock
  Australia                             $   (4)  $     --  $     --   $     --   $     --        $  10           $  (4)
Rights Sold Short
  Australia                              7,845         --        --         --         --           --              --
  Hong Kong                               (583)        --        --         --         --         (583)           (583)
                                        ------   --------  --------   --------   --------        -----           -----
Total                                   $7,258        $--       $--        $--        $--        $(573)          $(587)
                                        ======   ========  ========   ========   ========        =====           =====



(a) Included in "change in unrealized appreciation (depreciation) on investments" in the Statement of Operations.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              59

The table below sets forth the diversification of MainStay 130/30 International Fund investments by industry.

INDUSTRY DIVERSIFICATION (UNAUDITED)

                                      VALUE  PERCENT +
Aerospace & Defense            $  1,145,569      0.9%
Air Freight & Logistics             567,547      0.5
Airlines                            427,692      0.3
Auto Components                   2,705,965      2.1
Automobiles                       5,388,300      4.3
Beverages                           429,021      0.3
Biotechnology                       330,205      0.3
Capital Markets                   6,025,733      4.8
Chemicals                         6,628,871      5.2
Commercial Banks                 16,145,040     12.7
Commercial Services &
  Supplies                        1,072,683      0.9
Communications Equipment          1,066,967      0.8
Computers & Peripherals             878,239      0.7
Construction & Engineering          382,753      0.3
Consumer Finance                  1,537,872      1.2
Containers & Packaging              837,464      0.7
Distributors                      1,822,098      1.4
Diversified Financial
  Services                        1,359,783      1.1
Diversified Telecommunication
  Services                        5,976,734      4.7
Electric Utilities                2,049,898      1.6
Electrical Equipment              1,887,067      1.5
Electronic Equipment &
  Instruments                     3,554,749      2.8
Energy Equipment & Services       1,484,046      1.2
Food & Staples Retailing          3,543,576      2.8
Food Products                     7,131,451      5.6
Gas Utilities                       818,541      0.7
Health Care Equipment &
  Supplies                          864,540      0.7
Health Care Providers &
  Services                          189,979      0.1
Health Care Technology              403,760      0.3
Hotels, Restaurants & Leisure     1,768,889      1.4
Household Durables                3,098,302      2.4
Independent Power Producers &
  Energy Traders                    905,649      0.7
Industrial Conglomerates          5,335,482      4.2
Insurance                         6,399,961      5.0
Internet Software & Services         75,344      0.1
IT Services                         919,391      0.7
Leisure Equipment & Products        226,906      0.2
Machinery                         7,041,088      5.6
Marine                              442,601      0.3
Media                             2,941,324      2.3
Metals & Mining                  12,436,006      9.8
Multiline Retail                    328,123      0.3
Multi-Utilities                     466,540      0.4
Oil, Gas & Consumable Fuels      13,715,952     10.8
Paper & Forest Products             294,442      0.2
Pharmaceuticals                  11,473,447      9.1
Professional Services               256,892      0.2
Real Estate Investment Trusts     1,487,159      1.2
Real Estate Management &
  Development                        47,592      0.0++
Road & Rail                         441,166      0.3
Semiconductors &
  Semiconductor Equipment         2,686,140      2.1
Specialty Retail                  2,527,113      2.0
Textiles, Apparel & Luxury
  Goods                           2,648,864      2.1
Thrifts & Mortgage Finance          386,792      0.3
Tobacco                             657,502      0.5
Trading Companies &
  Distributors                    4,905,226      3.9
Transportation Infrastructure     1,717,552      1.4
Wireless Telecommunication
  Services                        4,595,172      3.6
                               ------------    -----
                               $166,882,760    131.6%
Other Assets, Less
  Liabilities                   (40,120,088)   (31.6)
                               ------------    -----
Net Assets                     $126,762,672    100.0%
                               ============    =====




+    Percentages indicated are based on Fund
     net assets.
++   Less than one-tenth of a percent.




60    MainStay 130/30 International Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

The table below sets forth the diversification of MainStay 130/30 International Fund investments sold short by industry.

                                      VALUE  PERCENT +
Airlines                       $ (1,259,302)    (1.0)%
Automobiles                        (147,599)    (0.1)
Biotechnology                    (2,514,860)    (2.0)
Building Products                (1,252,410)    (1.0)
Capital Markets                    (339,475)    (0.3)
Chemicals                        (1,101,187)    (0.9)
Commercial Banks                   (195,864)    (0.2)
Commercial Services &
  Supplies                       (1,289,893)    (1.0)
Communications Equipment           (514,194)    (0.4)
Computers & Peripherals          (1,325,859)    (1.0)
Construction & Engineering       (1,631,627)    (1.3)
Construction Materials             (445,685)    (0.4)
Consumer Finance                   (170,637)    (0.1)
Distributors                       (124,855)    (0.1)
Diversified Consumer Services       (24,662)    (0.0)++
Diversified Financial
  Services                          (50,825)    (0.0)++
Diversified Telecommunication
  Services                         (941,431)    (0.7)
Electrical Equipment             (1,604,095)    (1.3)
Electronic Equipment &
  Instruments                      (567,329)    (0.4)
Energy Equipment & Services      (2,144,958)    (1.7)
Food & Staples Retailing           (404,422)    (0.3)
Food Products                      (825,272)    (0.7)
Gas Utilities                      (150,014)    (0.1)
Health Care Technology               (8,217)    (0.0)++
Hotels, Restaurants & Leisure      (980,769)    (0.8)
Household Durables               (1,534,767)    (1.2)
Household Products                 (181,628)    (0.1)
Industrial Conglomerates           (626,561)    (0.5)
Insurance                          (574,669)    (0.5)
Internet & Catalog Retail          (558,429)    (0.4)
IT Services                        (646,134)    (0.5)
Life Sciences Tools &
  Services                         (228,251)    (0.2)
Machinery                        (1,453,279)    (1.1)
Media                            (1,727,751)    (1.4)
Metals & Mining                  (2,497,638)    (2.0)
Multiline Retail                    (41,757)    (0.0)++
Oil, Gas & Consumable Fuels      (3,677,688)    (2.9)
Paper & Forest Products            (124,174)    (0.1)
Personal Products                  (135,151)    (0.1)
Pharmaceuticals                    (233,108)    (0.2)
Professional Services              (233,971)    (0.2)
Semiconductors &
  Semiconductor Equipment        (1,422,557)    (1.1)
Software                           (612,727)    (0.5)
Specialty Retail                 (1,462,612)    (1.2)
Textiles, Apparel & Luxury
  Goods                            (992,788)    (0.8)
Trading Companies &
  Distributors                   (1,130,448)    (0.9)
Transportation Infrastructure      (566,515)    (0.4)
Water Utilities                     (58,410)    (0.0)++
                               ------------    -----
                               $(40,736,454)   (32.1)%
                               ============  =========




+    Percentages indicated are based on Fund
     net assets.
++   Less than one-tenth of a percent.





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              61

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in securities before
  investments sold short,
  at value (identified cost
  $150,230,770)                       $166,882,760
Cash denominated in foreign
  currencies (identified cost
  $219,284)                                221,243
Receivables:
  Dividends                                503,454
  Fund shares sold                          28,354
Other assets                                34,907
                                      ------------
  Total assets                         167,670,718
                                      ------------

LIABILITIES
--------------------------------------------------
Investments sold short (proceeds
  $39,941,650)                          40,736,454
Cash collateral due to broker                  501
Payables:
  Manager (See Note 3)                      85,101
  Dividends on investments sold
     short                                  33,164
  Professional fees                         20,657
  Custodian                                 15,152
  Shareholder communication                 13,522
  Transfer agent (See Note 3)                1,940
  Trustees                                     259
  NYLIFE Distributors (See Note 3)             142
  Investment securities purchased               71
Accrued expenses                             1,083
                                      ------------
  Total liabilities                     40,908,046
                                      ------------
Net assets                            $126,762,672
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     18,633
Additional paid-in capital             144,847,488
                                      ------------
                                       144,866,121
Undistributed net investment income      2,897,414
Accumulated net realized loss on
  investments, investments sold
  short and foreign currency
  transactions                         (36,878,951)
Net unrealized appreciation on
  investments                           16,651,990
Net unrealized depreciation on
  investments sold short                  (794,804)
Net unrealized appreciation on
  translation of other assets and
  liabilities in foreign currencies         20,902
                                      ------------
Net assets                            $126,762,672
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $    185,534
                                      ============
Shares of beneficial interest
  outstanding                               27,402
                                      ============
Net asset value per share
  outstanding                         $       6.77
Maximum sales charge (5.50% of
  offering price)                             0.39
                                      ------------
Maximum offering price per share
  outstanding                         $       7.16
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $     74,753
                                      ============
Shares of beneficial interest
  outstanding                               11,038
                                      ============
Net asset value per share
  outstanding                         $       6.77
Maximum sales charge (5.50% of
  offering price)                             0.39
                                      ------------
Maximum offering price per share
  outstanding                         $       7.16
                                      ============
CLASS C
Net assets applicable to outstanding
  shares                              $    100,225
                                      ============
Shares of beneficial interest
  outstanding                               15,102
                                      ============
Net asset value and offering price
  per share outstanding               $       6.64
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $126,402,160
                                      ============
Shares of beneficial interest
  outstanding                           18,579,357
                                      ============
Net asset value and offering price
  per share outstanding               $       6.80
                                      ============





62    MainStay 130/30 International Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividends (a)                       $ 4,521,843
                                      -----------
     Total income                       4,521,843
                                      -----------
EXPENSES
  Manager (See Note 3)                  1,275,377
  Broker fees and charges on short
     sales                                949,105
  Dividends on investments sold
     short                                416,162
  Custodian                               224,398
  Professional fees                        75,361
  Registration                             61,379
  Shareholder communication                31,239
  Transfer agent (See Note 3)              11,389
  Trustees                                  3,940
  Distribution/Service--Investor
     Class (See Note 3)                       357
  Distribution/Service--Class A (See
     Note 3)                                  181
  Distribution/Service--Class C (See
     Note 3)                                  901
  Miscellaneous                            20,113
                                      -----------
     Total expenses before
       waiver/reimbursement             3,069,902
  Expense waiver/reimbursement from
     Manager (See Note 3)                (137,464)
                                      -----------
       Net expenses                     2,932,438
                                      -----------
Net investment income                   1,589,405
                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
-------------------------------------------------
Net realized gain (loss) on:
  Security transactions                 9,391,431
  Investments sold short               (4,531,258)
  Foreign currency transactions           (75,219)
                                      -----------
Net realized gain on investments,
  investments sold short and foreign
  currency transactions                 4,784,954
                                      -----------
Net change in unrealized
  appreciation (depreciation) on:
  Investments                           1,913,646
  Investments sold short                3,113,224
  Translation of other assets and
     liabilities in foreign
     currencies                            20,732
                                      -----------
Net change in unrealized
  appreciation (depreciation) on
  investments, investments sold
  short and foreign currency
  transactions                          5,047,602
                                      -----------
Net realized and unrealized gain on
  investments, investments sold
  short and foreign currency
  transactions                          9,832,556
                                      -----------
Net increase in net assets resulting
  from operations                     $11,421,961
                                      ===========




(a) Dividends recorded net of foreign withholding taxes in the amount of $402,369.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              63

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                      2010          2009
INCREASE IN NET ASSETS
--------------------------------------------------------
Operations:
 Net investment income        $  1,589,405  $  1,476,881
 Net realized gain (loss)
  on investments,
  investments sold short
  and foreign currency
  transactions                   4,784,954   (28,634,912)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments, investments
  sold short and foreign
  currency transactions          5,047,602    49,235,101
                              --------------------------
 Net increase in net assets
  resulting from operations     11,421,961    22,077,070
                              --------------------------
Dividends to shareholders:
 From net investment
  income:
    Investor Class                  (2,435)           --
    Class A                         (2,160)           --
    Class C                         (1,314)           --
    Class I                     (2,760,270)           --
                              --------------------------
 Total dividends to
  shareholders                  (2,766,179)           --
                              --------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        26,499,972    35,739,312
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends      2,765,720            --
 Cost of shares redeemed       (23,259,559)  (21,823,619)
                              --------------------------
    Increase in net assets
     derived from capital
     share transactions          6,006,133    13,915,693
                              --------------------------
    Net increase in net
     assets                     14,661,915    35,992,763
NET ASSETS
--------------------------------------------------------
Beginning of year              112,100,757    76,107,994
                              --------------------------
End of year                   $126,762,672  $112,100,757
                              ==========================
Undistributed net investment
 income at end of year        $  2,897,414  $  2,716,161
                              ==========================





64    MainStay 130/30 International Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CASH FLOWS FOR THE YEAR ENDED OCTOBER 31, 2010


CASH FLOWS FROM OPERATING ACTIVITIES:
---------------------------------------------------
Net increase in net assets resulting
  from operations                     $  11,421,961
Adjustments to reconcile net
  increase in net assets resulting
  from operations to net cash used
  in operating activities:
  Investments purchased                (248,027,508)
  Investments sold                      236,753,946
  Purchases to cover securities sold
     short                              (76,398,725)
  Securities sold short                  82,604,763
  Sale of short term investments,
     net                                  1,184,050
  Decrease in investment securities
     sold receivable                     24,365,185
  Increase in dividends and interest
     receivable                            (100,188)
  Increase in other assets                  (18,554)
  Decrease in investment securities
     purchased payable                  (25,007,995)
  Decrease in broker fees and
     charges payable on short sales          (1,581)
  Increase in dividends payable for
     securities sold short                   16,297
  Increase in cash collateral due to
     broker                                     501
  Decrease in professional fees
     payable                                 (4,187)
  Decrease in custodian payable             (22,866)
  Decrease in shareholder
     communication payable                   (3,326)
  Decrease in due to Trustees                   (74)
  Increase in due to manager                 12,535
  Increase in due to transfer agent              22
  Increase in due to NYLIFE
     Distributors                                37
  Decrease in accrued expenses and
     other liabilities                       (2,360)
  Net change in unrealized
     (appreciation) depreciation on
     investments                         (1,913,646)
  Net realized gain from investments     (9,391,431)
  Net change in unrealized
     (appreciation) depreciation on
     securities sold short               (3,113,224)
  Net realized loss from securities
     sold short                           4,531,258
                                      -------------
Net cash used in operating
  activities                             (3,115,110)
                                      -------------

CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------
Proceeds from shares sold                26,573,648
Payment on shares redeemed              (23,259,559)
Cash distributions paid                        (459)
                                      -------------
Net cash provided by financing
  activities                              3,313,630
                                      -------------
NET INCREASE IN CASH:                       198,520
Cash at beginning of year                    22,723
                                      -------------
Cash at end of year                   $     221,243
                                      =============




Non-cash financing activities not included herein consist of all reinvestment of dividends and distributions of $2,765,720.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              65

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                  INVESTOR CLASS
                                     ----------------------------------------
                                                                 FEBRUARY 28,
                                                                    2008**                         CLASS A
                                      YEAR ENDED OCTOBER            THROUGH          -----------------------------------
                                              31,                 OCTOBER 31,               YEAR ENDED OCTOBER 31,
                                      2010          2009             2008             2010          2009           2008
Net asset value at beginning of
  period                             $ 6.31        $ 5.20           $  8.74          $ 6.31        $ 5.19        $ 10.32
                                     ------        ------           -------          ------        ------        -------
Net investment income (a)              0.07          0.07              0.04            0.05          0.07           0.08
Net realized and unrealized gain
  (loss) on investments                0.52          1.04             (3.58)           0.55          1.05          (5.17)
                                     ------        ------           -------          ------        ------        -------
Total from investment operations       0.59          1.11             (3.54)           0.60          1.12          (5.09)
                                     ------        ------           -------          ------        ------        -------
Less dividends and distributions:
  From net investment income          (0.13)           --                --           (0.14)           --          (0.02)
  From net realized gain on
     investments                         --            --                --              --            --          (0.02)
                                     ------        ------           -------          ------        ------        -------
Total dividends and distributions     (0.13)           --                --           (0.14)           --          (0.04)
                                     ------        ------           -------          ------        ------        -------
Net asset value at end of period     $ 6.77        $ 6.31           $  5.20          $ 6.77        $ 6.31        $  5.19
                                     ======        ======           =======          ======        ======        =======
Total investment return (b)            9.57%        21.35%           (40.50%)(c)       9.49%        21.58%(d)     (49.50%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                1.06%         1.37%             0.82% ++        0.88%         1.27%          0.96%
  Net expenses (excluding short
     sale expenses)                    1.70%         1.70%             1.70% ++        1.60%         1.60%          1.60%
  Expenses (including short sales
     expenses, before
     waiver/reimbursement)             3.06%         3.28%             3.40% ++        2.87%         3.13%          3.11%
  Short sale expenses                  1.18%         1.37%             1.19% ++        1.15%         1.32%          1.05%
Portfolio turnover rate                 160%          143%              204%            160%          143%           204%
Net assets at end of period (in
  000's)                             $  186        $  111           $    90          $   75        $   97        $    61
                                        CLASS A
                                     -------------
                                     SEPTEMBER 28,
                                         2007**
                                        THROUGH
                                      OCTOBER 31,
                                          2007
Net asset value at beginning of
  period                                 $10.00
                                         ------
Net investment income (a)                  0.05
Net realized and unrealized gain
  (loss) on investments                    0.27
                                         ------
Total from investment operations           0.32
                                         ------
Less dividends and distributions:
  From net investment income                 --
  From net realized gain on
     investments                             --
                                         ------
Total dividends and distributions            --
                                         ------
Net asset value at end of period         $10.32
                                         ======
Total investment return (b)                3.20%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                    6.17%++
  Net expenses (excluding short
     sale expenses)                        1.60%++
  Expenses (including short sales
     expenses, before
     waiver/reimbursement)                 7.37%++
  Short sale expenses                      0.98%++
Portfolio turnover rate                      26%
Net assets at end of period (in
  000's)                                 $   32




                                                              CLASS C
                                     --------------------------------------------------------
                                                                                SEPTEMBER 28,
                                                                                    2007**                    CLASS I
                                                                                   THROUGH           ------------------------
                                            YEAR ENDED OCTOBER 31,               OCTOBER 31,          YEAR ENDED OCTOBER 31,
                                      2010          2009           2008              2007              2010            2009

Net asset value at beginning of
  period                             $ 6.20        $ 5.15        $ 10.32            $10.00           $   6.34        $   5.21
                                     ------        ------        -------            ------           --------        --------
Net investment income (loss) (a)       0.02          0.02          (0.01)             0.05               0.09            0.09
Net realized and unrealized gain
  (loss) on investments                0.52          1.03          (5.13)             0.27               0.52            1.04
                                     ------        ------        -------            ------           --------        --------
Total from investment operations       0.54          1.05          (5.14)             0.32               0.61            1.13
                                     ------        ------        -------            ------           --------        --------
Less dividends and distributions:
  From net investment income          (0.10)           --          (0.01)               --              (0.15)             --
  From net realized gain on
     investments                         --            --          (0.02)               --                 --              --
                                     ------        ------        -------            ------           --------        --------
Total dividends and distributions     (0.10)           --          (0.03)               --              (0.15)             --
                                     ------        ------        -------            ------           --------        --------
Net asset value at end of period     $ 6.64        $ 6.20        $  5.15            $10.32           $   6.80        $   6.34
                                     ======        ======        =======            ======           ========        ========
Total investment return (b)            8.84%        20.39%        (49.90%)            3.10%(c)           9.83%          21.69%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income loss           0.33%         0.36%         (0.08%)            5.75%++            1.37%           1.74%
  Net expenses (excluding short
     sale expenses)                    2.45%         2.45%          2.41%             2.35%++            1.35%           1.35%
  Expenses (including short sales
     expenses, before
     waiver/reimbursement)             3.81%         3.98%          3.94%             8.12%++            2.65%           2.92%
  Short sale expenses                  1.19%         1.32%          1.01%             0.98%++            1.18%           1.36%
Portfolio turnover rate                 160%          143%           204%               26%               160%            143%
Net assets at end of period (in
  000's)                             $  100        $   69        $    44            $   27           $126,402        $111,823
                                                CLASS I
                                     ----------------------------
                                       YEAR         SEPTEMBER 28,
                                      ENDED             2007**
                                     OCTOBER           THROUGH
                                       31,           OCTOBER 31,
                                       2008              2007

Net asset value at beginning of
  period                             $ 10.32           $ 10.00
                                     -------           -------
Net investment income (loss) (a)        0.22              0.06
Net realized and unrealized gain
  (loss) on investments                (5.29)             0.26
                                     -------           -------
Total from investment operations       (5.07)             0.32
                                     -------           -------
Less dividends and distributions:
  From net investment income           (0.02)               --
  From net realized gain on
     investments                       (0.02)               --
                                     -------           -------
Total dividends and distributions      (0.04)               --
                                     -------           -------
Net asset value at end of period     $  5.21           $ 10.32
                                     =======           =======
Total investment return (b)           (49.29%)            3.20%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income loss            2.80%             6.78%++
  Net expenses (excluding short
     sale expenses)                     1.35%             1.35%++
  Expenses (including short sales
     expenses, before
     waiver/reimbursement)              2.73%             7.12%++
  Short sale expenses                   0.98%             0.98%++
Portfolio turnover rate                  204%               26%
Net assets at end of period (in
  000's)                             $75,912           $11,905



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  Total investment returns may reflect adjustments to conform to generally accepted accounting principles.




66    MainStay 130/30 International Fund   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds" and each individually, referred to as a "Fund"). These financial statements and notes relate to the MainStay 130/30 Core Fund, MainStay 130/30 Growth Fund and MainStay 130/30 International Fund (collectively, referred to as the "130/30 Funds" and each individually referred to as a "130/30 Fund"). Each is a diversified fund. A 130/30 fund is a fund that invests up to approximately 130 percent of its assets in long positions (either directly or indirectly through derivatives), while up to approximately 30 percent of its assets are sold short (either directly or indirectly through derivatives). The proceeds from the short strategies may be used to purchase all or a portion of the additional 30% of the long positions. Each 130/30 Fund is the successor of a series of Eclipse Funds Inc. with the same name (each a "Predecessor Fund"). The reorganizations of the Predecessor Funds with and into the respective 130/30 Funds occurred on February 26, 2010. All information and references to periods prior to February 26, 2010 relate to the respective Predecessor Fund.

The 130/30 Funds commenced operations on the dates indicated below:

 COMMENCEMENT
 OF OPERATIONS      FUNDS
June 29, 2007       MainStay 130/30 Core Fund
                    MainStay 130/30 Growth Fund
------------------------------------------------------------
September 28, 2007  MainStay 130/30 International Fund
------------------------------------------------------------



Investor Class shares for the 130/30 Funds commenced operations on February 28, 2008.

The 130/30 Funds each currently offer four classes of shares, Investor Class, Class A, Class C and Class I. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV without imposition of a front-end sales charge or a CDSC. Depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The four classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution and/or service fee.

The investment objective for each of the 130/30 Funds is as follows:

The MAINSTAY 130/30 CORE FUND seeks long-term growth of capital, with income as a secondary consideration.

The MAINSTAY 130/30 GROWTH FUND seeks long-term growth of capital.

The MAINSTAY 130/30 INTERNATIONAL FUND seeks to provide long-term growth of capital with income as a secondary objective.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The 130/30 Funds prepare their financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the 130/30 Funds are open for business ("valuation date").

"Fair value" is defined as the price that a 130/30 Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the 130/30 Funds' own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the 130/30 Funds to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The 130/30 Funds may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted

                                                   mainstayinvestments.com    67
spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the 130/30 Funds' investments is included at the end of each 130/30 Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the 130/30 Funds' Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the 130/30 Funds' Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the MainStay 130/30 International Fund held securities with a value of $10 and securities sold short with a value of $(583) that were valued in such a manner. Additionally at 10/31/10, the MainStay 130/30 Core and MainStay 130/30 Growth Funds did not hold any securities that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the 130/30 Funds principally trade, and the time at which the 130/30 Funds' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the 130/30 Funds' Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with each 130/30 Fund's policies and procedures and are generally categorized as Level 2 in the hierarchy. At October 31, 2010, foreign equity securities held by the 130/30 Funds were not fair valued.

The 130/30 Funds adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the 130/30 Funds to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The 130/30 Funds recognize transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above. The roll forward activity of Level 3 fair value measurements is included at the end of each 130/30 Fund's Portfolio of Investments.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a 130/30 Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a 130/30 Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the 130/30 Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a 130/30 Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of the 130/30 Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it

68    MainStay 130/30 Funds
trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

(B) FEDERAL INCOME TAXES. Each of the 130/30 Funds is treated as a separate entity for federal income tax purposes. The 130/30 Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each 130/30 Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Investment income received by the 130/30 Funds from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the 130/30 Funds' tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the 130/30 Funds' financial statements. The 130/30 Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The 130/30 Funds intend to declare and pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the respective 130/30 Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The 130/30 Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the 130/30 Funds are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual 130/30 Funds in proportion to the net assets of the respective 130/30 Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by each 130/30 Fund, including those of related parties to the 130/30 Funds, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The 130/30 Funds may enter into repurchase agreements to earn income. The 130/30 Funds may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the 130/30 Funds' Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the 130/30 Funds invest in repurchase agreements, the 130/30 Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the 130/30 Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security, or securities index). The MainStay 130/30 Growth Fund is subject to equity price risk in the normal course of investing in these transactions. The MainStay 130/30 Growth Fund enters into futures contracts for market exposure. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The MainStay 130/30 Growth Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin." When the futures contract is closed, the MainStay 130/30 Growth Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation

                                                   mainstayinvestments.com    69
margin reflect the extent of the MainStay 130/30 Growth Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the MainStay 130/30 Growth Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. The MainStay 130/30 Growth Fund invests in futures contracts to provide an efficient means of maintaining liquidity while being fully invested in the market. The MainStay 130/30 Growth Fund's investment in futures contracts and other derivatives may increase the volatility of the MainStay 130/30 Growth Fund's NAV and may result in a loss to the Fund.

(I) SECURITIES SOLD SHORT. The 130/30 Funds typically engage in short sales as part of their investment strategies. When a 130/30 Fund enters into a short sale, it must segregate the cash proceeds from the security sold short or other securities, as collateral for its obligation to deliver the security upon conclusion of the sale. A gain, limited to the price at which the 130/30 Funds sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon termination of a short sale if the market price on the date the short position is closed out is less or greater, respectively, than the proceeds originally received. Any such gain or loss may be offset, completely or in part, by the change in the value of the hedged investments. Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as a dividend expense on the Statement of Operations.

(J) STATEMENT OF CASH FLOWS. The cash amount shown in the Statement of Cash Flows of each 130/30 Fund is the amount included in the 130/30 Fund's Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments or deposits at brokers for securities sold short. Cash may include domestic and foreign currency.

(K) FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the 130/30 Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the 130/30 Funds' basis in the contract. The 130/30 Funds enter into foreign currency forward contracts primarily to hedge their foreign currency denominated investments and receivables and payables against adverse movements in future foreign exchange rates or to try to enhance the 130/30 Funds' returns.

The use of foreign currency forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract amount reflects an extent of a 130/30 Fund's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. While the 130/30 Funds may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the 130/30 Funds than if they had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the 130/30 Funds' assets. Moreover, there may be an imperfect correlation between the 130/30 Funds' holdings of securities denominated in a particular currency and the forward contracts entered into by the 130/30 Funds. Such imperfect correlation may prevent the 130/30 Funds from achieving the intended hedge or expose the 130/30 Funds to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts reflects a 130/30 Fund's exposure at period end to credit loss in the event of a counterparty's failure to perform its obligations. As of October 31, 2010, the 130/30 Funds did not hold any foreign currency forward contracts.

(L) FOREIGN CURRENCY TRANSACTIONS. The books and records of the 130/30 Funds are kept in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling exchange rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date, and

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the 130/30 Funds' books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(M) RIGHTS/WARRANTS. A right is a certificate that permits the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. A warrant is an instrument that entitles the holder to buy an equity security at a specific price for a specific period of time. The 130/30 Funds generally enter into rights and warrants when securities are acquired through a corporate action. With respect to warrants in international markets, the securities are only purchased when the underlying security can not be purchased due to the many restrictions an industry and/or country might place on foreign investors. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.


70    MainStay 130/30 Funds

There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The 130/30 Funds could also lose the entire value of the investment in warrants if the warrant is not exercised by the date of its expiration. The securities are sold as soon as the opportunity becomes available. The 130/30 Funds are exposed to risk until each sale is completed.

(N) REDEMPTION FEE. Prior to April 1, 2010, the MainStay 130/30 International Fund imposed a 2.00% redemption fee on redemptions (including exchanges) of Fund shares made within 60 days of their date of purchase for any class. The redemption fee was designed to offset brokerage commissions and other costs associated with short-term trading and was not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fees are included in the Statement of Changes in Net Assets' shares redeemed amount and are retained by the Fund.

(O) CONCENTRATION OF RISK. The MainStay 130/30 International Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the MainStay 130/30 International Fund to meet its obligations may be affected by economic or political developments in a specific country, industry or region.

(P) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the 130/30 Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The 130/30 Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the 130/30 Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the 130/30 Funds.

(Q) QUANTITATIVE DISCLOSURE OF DERIVATIVE HOLDINGS. The following tables show additional disclosures about the 130/30 Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the 130/30 Funds' financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.

MAINSTAY 130/30 CORE FUND

Fair value of derivatives as of October 31, 2010:

LIABILITIES DERIVATIVES

                               STATEMENT OF
                                 ASSETS AND     EQUITY
                                LIABILITIES  CONTRACTS
                                   LOCATION       RISK    TOTAL
                              Investment in
Rights Sold Short      securities, at value   $(46,235) $(46,235)
                                             -------------------
Total Fair Value                              $(46,235) $(46,235)
                                             ===================



The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2010 is as follows:

REALIZED GAIN (LOSS)

                                 STATEMENT OF     EQUITY
                                   OPERATIONS  CONTRACTS
                                     LOCATION       RISK    TOTAL
                      Net realized gain (loss)
                               on investments
Rights Sold Short                  sold short   $(58,523) $(58,523)
                                               -------------------
Total Realized Loss                             $(58,523) $(58,523)
                                               ===================



CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

                                 STATEMENT OF     EQUITY
                                   OPERATIONS  CONTRACTS
                                     LOCATION       RISK  TOTAL
                                Net change in
                      unrealized appreciation
                                (depreciation)
                               on investments
Rights Sold Short                  sold short     $4,290  $4,290
                                               -----------------
Total Change in
  Unrealized
  Appreciation
  (Depreciation)                                  $4,290  $4,290
                                               =================



NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                     EQUITY
                                  CONTRACTS
                                       RISK  TOTAL
Rights Sold Short (2)                60,623  60,623
                                  =================



(1) Amount disclosed represents the weighted average held during the year ended October 31, 2010.

(2) Amount(s) represent(s) number of contracts or number of shares/units.

MAINSTAY 130/30 GROWTH FUND

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2010 is as follows:


                                                   mainstayinvestments.com    71

REALIZED GAIN (LOSS)

                                STATEMENT OF     EQUITY
                                  OPERATIONS  CONTRACTS
                                    LOCATION       RISK   TOTAL
                                Net realized
                              gain (loss) on
Futures Contracts       futures transactions     $1,998  $1,998
                                              -----------------
Total Realized Gain                              $1,998  $1,998
                                              =================



NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                      EQUITY
                                   CONTRACTS
                                        RISK  TOTAL
Futures Contracts (2)                     50      50
                                   =================



(1) Amount disclosed represents the weighted average held during the year ended October 31, 2010.

(2) Amount(s) represent(s) number of contracts or number of shares/units.

MAINSTAY 130/30 INTERNATIONAL FUND

Fair value of derivatives as of October 31, 2010:

ASSET DERIVATIVES

                                       STATEMENT OF
                                         ASSETS AND     EQUITY
                                        LIABILITIES  CONTRACTS
                                           LOCATION       RISK   TOTAL
Rights           Investment in securities, at value    $10,578  $10,578
Warrants         Investment in securities, at value      6,530    6,530
                                                     ------------------
Total Fair
  Value                                                $17,108  $17,108
                                                     ==================



LIABILITY DERIVATIVES

                                 STATEMENT OF
                                   ASSETS AND     EQUITY
                                  LIABILITIES  CONTRACTS
                                     LOCATION       RISK  TOTAL
                                Investment in
Rights Sold Short       securities sold short      $(583)  $(583)
                                               -----------------
Total Fair Value                                   $(583)  $(583)
                                               =================



The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2010 is as follows:

REALIZED GAIN (LOSS)

                                 STATEMENT OF     EQUITY
                                   OPERATIONS  CONTRACTS
                                     LOCATION       RISK   TOTAL
                      Net realized gain (loss)
                                  on security
Rights                           transactions    $28,778  $28,778
                      Net realized gain (loss) on
Rights Sold Short      investments sold short     (7,250)  (7,250)
                                               ------------------
Total Realized Gain                              $21,528  $21,528
                                               ==================



CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

                                  STATEMENT OF     EQUITY
                                    OPERATIONS  CONTRACTS
                                      LOCATION       RISK   TOTAL
                      Net change in unrealized
                    appreciation (depreciation)
Rights                           on investment    $ 2,081  $ 2,081
                      Net change in unrealized
                    appreciation (depreciation)
Warrants                         on investment      6,483    6,483
                      Net change in unrealized
                    appreciation (depreciation)
Rights Sold Short    on investments sold short      7,262    7,262
                                                ------------------
Total Change in
  Unrealized
  Appreciation
  (Depreciation)                                  $15,826  $15,826
                                                ==================



NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                    EQUITY
                                 CONTRACTS
                                      RISK    TOTAL
Rights (2)                         250,352   250,352
Warrants (2)                         8,693     8,693
Rights Sold Short (2)             (228,348) (228,348)
                                 ===================



(1) Amount disclosed represents the weighted average held during the year ended October 31, 2010.

(2) Amount(s) represent(s) number of contracts or number of shares/units.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the 130/30 Funds' Manager, pursuant to a Management Agreement, as amended ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the 130/30 Funds. Except for the portion of salaries and expenses that are the responsibility of the 130/30 Funds, the Manager also pays the salaries and expenses of all personnel affiliated with the 130/30 Funds and the operational expenses of the 130/30 Funds. Madison Square Investors LLC ("Madison Square Investors" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to and manages the day-to-day investment operations of the 130/30 Funds. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and Madison Square Investors, New York Life Investments pays for the Subadvisor's services.

Each 130/30 Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of average daily net assets of each 130/30 Fund as follows:



72    MainStay 130/30 Funds

MainStay 130/30 Core Fund                1.00%
---------------------------------------------
MainStay 130/30 Growth Fund              1.00
---------------------------------------------
MainStay 130/30 International Fund       1.10
---------------------------------------------



Effective August 1, 2009, New York Life Investments entered into written expense limitation agreement under which it agreed to waive a portion of the management fee or reimburse expenses of the appropriate class of the 130/30 Funds to the extent necessary to ensure that the total ordinary operating expenses do not exceed the percentages of average daily net assets for Class A shares as set forth in the table below:

                                        CLASS A
MainStay 130/30 Core Fund                   1.50%
------------------------------------------------
MainStay 130/30 Growth Fund                 1.50
------------------------------------------------
MainStay 130/30 International Fund          1.60
------------------------------------------------



New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of each 130/30 Fund. This expense limitation agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of each 130/30 Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which a 130/30 Fund invests.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

Additionally, effective August 1, 2009, New York Life Investments agreed to voluntarily waive or reimburse the expenses of the appropriate class of each 130/30 Fund so that the total ordinary operating expenses of a class do not exceed the following percentages:

                                  INVESTOR
                                     CLASS  CLASS C
MainStay 130/30 Core Fund             1.60%     2.35%
----------------------------------------------------
MainStay 130/30 Growth Fund           1.60      2.35
----------------------------------------------------
MainStay 130/30 International
  Fund                                1.70      2.45
----------------------------------------------------



These voluntary waivers or reimbursements may be discontinued at any time without notice.

For the year ended October 31, 2010, New York Life Investments earned fees from the 130/30 Funds and waived/reimbursed such amounts pursuant to the agreements described above as follows:

                                              WAIVED
                                      FEES     FEES
MainStay 130/30 Core Fund       $2,791,125  $      0
----------------------------------------------------
MainStay 130/30 Growth Fund        273,878    84,913
----------------------------------------------------
MainStay 130/30 International
  Fund                           1,275,377   137,464
----------------------------------------------------



State Street Bank and Trust ("State Street"), 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the 130/30 Funds pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the 130/30 Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the 130/30 Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the 130/30 Funds' administrative operations. For providing these services to the 130/30 Funds, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the 130/30 Funds, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The 130/30 Funds have adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from applicable Investor Class and Class A shares at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Pursuant to the Class C Plan, applicable Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares of the 130/30 Funds for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the 130/30 Funds' shares and service activities.

(C) SALES CHARGES. The 130/30 Funds were advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares for the year ended October 31, 2010 were as follows:

 MAINSTAY 130/30 CORE FUND
Investor Class                           $135
---------------------------------------------
Class A                                   516
---------------------------------------------




 MAINSTAY 130/30 GROWTH FUND
Investor Class                           $336
---------------------------------------------
Class A                                   306
---------------------------------------------




 MAINSTAY 130/30 INTERNATIONAL FUND
Investor Class                           $452
---------------------------------------------
Class A                                    28
---------------------------------------------



The 130/30 Core Fund was also advised that the Distributor retained CDSC on redemptions of Class C shares of $15 for the year ended October 31, 2010.


                                                   mainstayinvestments.com    73

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the 130/30 Funds' transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the 130/30 Funds for the year ended October 31, 2010, were as follows:

 MAINSTAY 130/30 CORE FUND              TOTAL
Investor Class                         $   162
----------------------------------------------
Class A                                      9
----------------------------------------------
Class C                                    850
----------------------------------------------
Class I                                 11,003
----------------------------------------------




 MAINSTAY 130/30 GROWTH FUND            TOTAL
Investor Class                         $   195
----------------------------------------------
Class A                                    109
----------------------------------------------
Class C                                    320
----------------------------------------------
Class I                                 10,904
----------------------------------------------




 MAINSTAY 130/30 INTERNATIONAL FUND     TOTAL
Investor Class                         $   232
----------------------------------------------
Class A                                      7
----------------------------------------------
Class C                                    145
----------------------------------------------
Class I                                 11,005
----------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the 130/30 Funds have implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the 130/30 Funds with the following values and percentages of net assets as follows:

 MAINSTAY 130/30 CORE FUND
Investor Class                    $    20,992  25.9%
---------------------------------------------------
Class A                                18,275   8.0
---------------------------------------------------
Class C                                17,800   6.2
---------------------------------------------------
Class I                            18,288,350   5.5
---------------------------------------------------




 MAINSTAY 130/30 GROWTH FUND
Investor Class                    $   20,816  16.3%
--------------------------------------------------
Class A                               20,125   5.4
--------------------------------------------------
Class C                               19,625  10.9
--------------------------------------------------
Class I                            1,056,334  12.3
--------------------------------------------------




 MAINSTAY 130/30 INTERNATIONAL FUND
Investor Class                    $   19,777  10.7%
--------------------------------------------------
Class A                               17,369  23.2
--------------------------------------------------
Class C                               16,921  16.9
--------------------------------------------------
Class I                            1,171,336   0.9
--------------------------------------------------



(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the 130/30 Funds by the Office of the General Counsel of New York Life Investments is payable directly by the 130/30 Funds. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were as follows:

MainStay 130/30 Core Fund              $13,431
----------------------------------------------
MainStay 130/30 Growth Fund              1,420
----------------------------------------------
MainStay 130/30 International Fund       5,695
----------------------------------------------



NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

                                                            ACCUMULATED
                                                                CAPITAL        UNREALIZED           TOTAL
                                               ORDINARY       AND OTHER      APPRECIATION     ACCUMULATED
                                                 INCOME     GAIN (LOSS)    (DEPRECIATION)    GAIN (LOSS)
MainStay 130/30 Core Fund                    $  322,269    $(14,138,361)      $28,354,883    $ 14,538,791
---------------------------------------------------------------------------------------------------------
MainStay 130/30 Growth Fund                          --      (2,523,451)          926,602      (1,596,849)
---------------------------------------------------------------------------------------------------------
MainStay 130/30 International Fund            2,897,414     (34,750,327)       13,749,464     (18,103,449)
---------------------------------------------------------------------------------------------------------



The difference between book-basis and tax basis unrealized appreciation (depreciation) is primarily due to wash sale deferrals and passive foreign investment company ("PFIC") adjustments.

The following table discloses the current year reclassifications between accumulated net investment income (loss), accumulated net realized gain on investments and additional paid-in capital arising from permanent differences; net assets at October 31, 2010 were not affected.



74    MainStay 130/30 Funds

                      UNDISTRIBUTED     ACCUMULATED
                        ACCUMULATED    NET REALIZED  ADDITIONAL
                     NET INVESTMENT     GAIN (LOSS)     PAID-IN
                      INCOME (LOSS)  ON INVESTMENTS    CAPITAL
MainStay 130/30
  Core Fund              $ (182,397)    $   182,397   $      --
---------------------------------------------------------------
MainStay 130/30
  Growth Fund               163,332         157,041    (320,373)
---------------------------------------------------------------
MainStay 130/30
  International
  Fund                    1,358,027      (1,358,027)         --
---------------------------------------------------------------



The reclassifications for the 130/30 Funds are primarily due to return of capital and capital gain distributions from real estate investment trusts ("REITs"), net operating losses, PFIC gain (loss), and foreign currency gain
(loss).

MAINSTAY 130/30 CORE FUND

At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $14,138,361 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the MainStay 130/30 Core Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
        2017                 $14,138
---------------------------------- -----



MainStay 130/30 Core Fund utilized $9,588,792 of capital loss carryforwards during the year ended October 31, 2010.

MAINSTAY 130/30 GROWTH FUND

At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $2,523,451 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the MainStay 130/30 Growth Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
          2017               $2,523
---------------------------------- -----



MainStay 130/30 Growth Fund utilized $10,374,911 capital loss carryforwards during the year ended October 31, 2010.

MAINSTAY 130/30 INTERNATIONAL FUND

At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $34,750,327 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the MainStay 130/30 International Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2016              $ 5,878
           2017               28,872
---------------------------------- -----
          Total              $34,750
---------------------------------- -----



MainStay 130/30 International Fund utilized $4,261,470 capital loss carryforwards during the year ended October 31, 2010.

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 shown in the Statements of Changes in Net Assets, was as follows:

                                                     2010                                      2009
                                  -----------------------------------------  ---------------------------------------
                                      TAX BASED       TAX BASED                  TAX BASED       TAX BASED
                                  DISTRIBUTIONS   DISTRIBUTIONS              DISTRIBUTIONS   DISTRIBUTIONS
                                  FROM ORDINARY  FROM LONG-TERM              FROM ORDINARY  FROM LONG-TERM
                                         INCOME   CAPITAL GAINS       TOTAL         INCOME   CAPITAL GAINS    TOTAL
MainStay 130/30 Core Fund            $1,164,737             $--  $1,164,737       $192,436             $--  $192,436
--------------------------------------------------------------------------------------------------------------------
MainStay 130/30 Growth Fund                  --              --          --             --              --        --
--------------------------------------------------------------------------------------------------------------------
MainStay 130/30 International
  Fund                                2,766,179              --   2,766,179             --              --        --
--------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    75

NOTE 5-FOREIGN CURRENCY TRANSACTIONS

MAINSTAY 130/30 INTERNATIONAL FUND

As of October 31, 2010, the Fund held the following foreign currencies:

                                                         CURRENCY           COST          VALUE
Australian Dollar                                      AUD 45,006     USD 44,004     USD 44,086
-----------------------------------------------------------------------------------------------
Danish Krone (a)                                       DKK     (3)            (1)            (1)
-----------------------------------------------------------------------------------------------
Euro                                                   EUR 33,163         45,875         46,157
-----------------------------------------------------------------------------------------------
Hong Kong Dollar                                      HKD 289,280         37,277         37,320
-----------------------------------------------------------------------------------------------
Japanese Yen                                           JPY 15,704            193            195
-----------------------------------------------------------------------------------------------
Norwegian Krone                                        NOK    531             91             91
-----------------------------------------------------------------------------------------------
Pound Sterling                                         GBP 54,428         85,730         87,213
-----------------------------------------------------------------------------------------------
Singapore Dollar                                       SGD  8,002          6,116          6,183
-----------------------------------------------------------------------------------------------
Swedish Krona                                          SEK      2             --(b)          --(b)
-----------------------------------------------------------------------------------------------
Swiss Franc (a)                                        CHF     (1)            (1)            (1)
-----------------------------------------------------------------------------------------------
Total                                                                USD 219,284    USD 221,243
-----------------------------------------------------------------------------------------------



(a) Currency was overdrawn as of October 31, 2010.

(b) Less than one dollar.

NOTE 6-CUSTODIAN

State Street is the custodian of the cash and the securities of the 130/30 Funds. Custodial fees are charged to the 130/30 Funds based on the market value of securities in the 130/30 Funds and the number of certain cash transactions incurred by the 130/30 Funds.

NOTE 7-LINE OF CREDIT

The 130/30 Funds and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 8-PURCHASES AND SALES OF SECURITIES (IN 000'S)

For the year ended October 31, 2010, purchases and sales of securities, other than short-term securities, were as follows:

                                              MAINSTAY 130/30      MAINSTAY 130/30      MAINSTAY 130/30
                                                 CORE FUND           GROWTH FUND       INTERNATIONAL FUND
                                            -------------------  -------------------  -------------------
                                            PURCHASES     SALES  PURCHASES     SALES  PURCHASES     SALES
U.S. Government Securities                   $     --  $     --    $    --  $     --   $     --  $     --
All Others                                    568,799   419,715     56,350   130,542    248,025   236,737
---------------------------------------------------------------------------------------------------------
Total                                        $568,799  $419,715    $56,350  $130,542   $248,025  $236,737
=========================================================================================================





76    MainStay 130/30 Funds

NOTE 9-CAPITAL SHARE TRANSACTIONS

MAINSTAY 130/30 CORE FUND

 INVESTOR CLASS                   SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                        3,416  $     23,443
Shares issued to
  shareholders in
  reinvestment of dividends            9            65
Shares redeemed                     (147)         (924)
                              ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                       3,278        22,584
Shares converted from
  Investor Class (See Note
  1)                                (442)       (3,035)
                              ------------------------
Net increase (decrease)            2,836  $     19,549
                              ========================
Year ended October 31, 2009:
Shares sold                        3,607  $     21,349
Shares redeemed                   (2,193)      (12,164)
                              ------------------------
Net increase (decrease)            1,414  $      9,185
                              ========================


 CLASS A                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                       38,796  $    280,300

Shares issued to
  shareholders in
  reinvestment of dividends           30           205

Shares redeemed                  (29,511)     (196,775)
                              ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                       9,315        83,730

Shares converted into Class
  A (See Note 1)                     442         3,035

Shares converted from Class
  A (a)                               (1)           (8)
                              ------------------------


Net increase (decrease)            9,756  $     86,757
                              ========================


Year ended October 31, 2009:

Shares sold                       10,142  $     54,664

Shares issued to
  shareholders in
  reinvestment of dividends           19           102

Shares redeemed                  (53,599)     (295,298)
                              ------------------------


Net increase (decrease)          (43,438) $   (240,532)
                              ========================



 CLASS C                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                        6,170  $     42,929

Shares redeemed                  (24,324)     (159,236)
                              ------------------------


Net increase (decrease)          (18,154) $   (116,307)
                              ========================


Year ended October 31, 2009:

Shares sold                       38,870  $    216,711

Shares redeemed                  (18,512)     (102,624)
                              ------------------------


Net increase (decrease)           20,358  $    114,087
                              ========================



 CLASS I                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                   21,018,600  $144,417,239

Shares issued to
  shareholders in
  reinvestment of dividends      158,510     1,084,207

Shares redeemed               (4,981,718)  (34,703,839)
                              ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                  16,195,392   110,797,607

Shares converted into Class
  I (a)                                1             8
                              ------------------------


Net increase (decrease)       16,195,393  $110,797,615
                              ========================


Year ended October 31, 2009:

Shares sold                   16,516,049  $ 92,660,860

Shares issued to
  shareholders in
  reinvestment of dividends       29,161       160,966

Shares redeemed               (1,122,504)   (6,496,133)
                              ------------------------


Net increase (decrease)       15,422,706  $ 86,325,693
                              ========================




MAINSTAY 130/30 GROWTH FUND

 INVESTOR CLASS                    SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                         8,406  $     63,475
Shares redeemed                    (5,134)      (38,755)
                               ------------------------
Net increase (decrease)             3,272  $     24,720
                               ========================
Year ended October 31, 2009:
Shares sold                         6,079  $     39,531
Shares redeemed                    (2,429)      (15,452)
                               ------------------------
Net increase (decrease)             3,650  $     24,079
                               ========================


 CLASS A                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                        46,247  $    353,699

Shares redeemed                   (21,412)     (159,860)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                       24,835       193,839

Shares converted from Class A
  (a)                              (1,332)      (10,280)
                               ------------------------


Net increase (decrease)            23,503  $    183,559
                               ========================


Year ended October 31, 2009:

Shares sold                         6,445  $     39,840

Shares redeemed                   (19,822)     (129,118)
                               ------------------------


Net increase (decrease)           (13,377) $    (89,278)
                               ========================



 CLASS C                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                        13,525  $    107,106

Shares redeemed                   (14,097)     (100,116)
                               ------------------------


Net increase (decrease)              (572) $      6,990
                               ========================


Year ended October 31, 2009:

Shares sold                         5,200  $     35,703

Shares redeemed                    (6,646)      (39,863)
                               ------------------------


Net increase (decrease)            (1,446) $     (4,160)
                               ========================




                                                   mainstayinvestments.com    77

 CLASS I                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                       289,232  $  2,203,861

Shares redeemed                (8,016,108)  (62,569,977)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                   (7,726,876)  (60,366,116)

Shares converted into Class I
  (a)                               1,321        10,280
                               ------------------------


Net increase (decrease)        (7,725,555) $(60,355,836)
                               ========================


Year ended October 31, 2009:

Shares sold                     7,003,223  $ 42,041,863

Shares redeemed                (5,119,916)  (37,522,988)
                               ------------------------


Net increase (decrease)         1,883,307  $  4,518,875
                               ========================




MAINSTAY 130/30 INTERNATIONAL FUND

 INVESTOR CLASS                    SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                        10,716  $     66,638
Shares issued to shareholders
  in reinvestment of
  dividends                           384         2,435
Shares redeemed                    (1,358)       (8,605)
                               ------------------------
Net increase (decrease)             9,742  $     60,468
                               ========================
Year ended October 31, 2009:
Shares sold                         5,519  $     28,831
Shares redeemed                    (5,255)      (28,765)
                               ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                          264            66
Shares converted into
  Investor Class (See Note 1)       2,829        12,590
Shares converted from
  Investor Class (See Note 1)      (2,829)      (18,361)
                               ------------------------
Net increase (decrease)               264  $     (5,705)
                               ========================


 CLASS A                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                         6,096  $     38,868

Shares issued to shareholders
  in reinvestment of
  dividends                           275         1,741

Shares redeemed                    (7,610)      (47,119)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                       (1,239)       (6,510)

Shares converted from Class A
  (a)                              (3,061)      (18,452)
                               ------------------------


Net increase (decrease)            (4,300) $    (24,962)
                               ========================


Year ended October 31, 2009:

Shares sold                         4,288  $     24,925

Shares redeemed                      (681)       (4,423)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                        3,607        20,502

Shares converted into Class A
  (See Note 1)                      2,825        18,361

Shares converted from Class A
  (See Note 1)                     (2,836)      (12,590)
                               ------------------------


Net increase (decrease)             3,596  $     26,273
                               ========================



 CLASS C                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                         5,989  $     37,783

Shares issued to shareholders
  in reinvestment of
  dividends                           203         1,274

Shares redeemed                    (2,286)      (14,305)
                               ------------------------


Net increase (decrease)             3,906  $     24,752
                               ========================


Year ended October 31, 2009:

Shares sold                         3,088  $     16,323

Shares redeemed                      (503)       (2,252)
                               ------------------------


Net increase (decrease)             2,585  $     14,071
                               ========================



 CLASS I                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                     4,276,409  $ 26,356,683

Shares issued to shareholders
  in reinvestment of
  dividends                       434,005     2,760,270

Shares redeemed                (3,784,390)  (23,189,530)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                      926,024     5,927,423

Shares converted into Class
  I(a)                              3,051        18,452
                               ------------------------


Net increase (decrease)           929,075  $  5,945,875
                               ========================


Year ended October 31, 2009:

Shares sold                     7,455,741  $ 35,669,233

Shares redeemed                (4,388,673)  (21,788,179)
                               ------------------------


Net increase (decrease)         3,067,068  $ 13,881,054
                               ========================




(a) In addition to any automatic conversion features described above in Note 1 with respect to Investor Class and Class A shares, an investor generally may also elect to convert their shares on a voluntary basis into another share class of the same fund for which an investor is eligible. However, the following limitations apply:

  - Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and

  -  All Class C shares are ineligible for a voluntary conversion.

  These limitations do not impact any automatic conversion features described in
  Note 1 with respect to Investor Class and Class A shares. An investor or an investor's financial intermediary may contact the Fund to request a voluntary conversion between shares classes of the same Fund. An investor may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If an investor fails remain eligible for the new share class, an investor may automatically be converted back to their original share class, or into another share class, if appropriate.

NOTE 10-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the 130/30 Funds as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the 130/30 Funds' management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments or disclosure have been identified other than the extension of the written expense limitation agreement, as disclosed in Note 3(A) to these financial statements.


78    MainStay 130/30 Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the MainStay 130/30 Core Fund, MainStay 130/30 Growth Fund and MainStay 130/30 International Fund ("the Funds"), three of the funds constituting MainStay Funds Trust, as of October 31, 2010, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay 130/30 Core Fund, MainStay 130/30 Growth Fund and MainStay 130/30 International Fund of MainStay Funds Trust as of October 31, 2010, and the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


                                                   mainstayinvestments.com    79

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreements between the MainStay 130/30 Core Fund, MainStay 130/30 Growth Fund and MainStay 130/30 International Fund ("130/30 Funds") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreements between New York Life Investments and Madison Square Investors LLC ("MSI") on behalf of the 130/30 Funds.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the 130/30 Funds prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the 130/30 Funds' investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and MSI on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the 130/30 Funds, and the rationale for any differences in the 130/30 Funds' management and/or subadvisory fees and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the 130/30 Funds to New York Life Investments and its affiliates, including MSI as subadviser to the 130/30 Funds, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the 130/30 Funds prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the 130/30 Funds by New York Life Investments and MSI; (ii) the investment performance of the 130/30 Funds, New York Life Investments and MSI; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates, including MSI as subadviser to the 130/30 Funds, from their relationship with the 130/30 Funds; (iv) the extent to which economies of scale may be realized as the 130/30 Funds grow, and the extent to which economies of scale may benefit 130/30 Funds investors; and (v) the reasonableness of the 130/30 Funds' management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the 130/30 Funds, and that the 130/30 Funds' shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the 130/30 Funds. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND MSI

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the 130/30 Funds. The Board evaluated New York Life Investments' experience in serving as manager of the 130/30 Funds, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the 130/30 Funds, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the 130/30 Funds' legal and compliance environment, for overseeing MSI's compliance with the 130/30 Funds' policies and investment objectives, and for implementing Board directives as they relate to the 130/30 Funds. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the 130/30 Funds' officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the 130/30 Funds' prospectus.

The Board also examined the nature, extent and quality of the services that MSI provides to the 130/30 Funds. The Board evaluated MSI's experience in serving as subadviser to the 130/30 Funds and managing other portfolios. It examined MSI's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel

80    MainStay 130/30 Funds
at MSI, and MSI's overall legal and compliance environment. The Board also reviewed MSI's willingness to invest in personnel designed to benefit the 130/30 Funds. In this regard, the Board considered the experience of the 130/30 Funds' portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the 130/30 Funds likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and MSI's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the 130/30 Funds' investment performance, the Board considered investment performance results in light of the 130/30 Funds' investment objectives, strategies and risks, as disclosed in the 130/30 Funds' prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the 130/30 Funds throughout the year. These reports include, among other things, information on the 130/30 Funds' gross and net returns, the 130/30 Funds' investment performance relative to relevant investment categories and Fund benchmarks, the 130/30 Funds' risk-adjusted investment performance, and the 130/30 Funds' investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the 130/30 Funds as compared to peer funds.

In considering the 130/30 Funds' investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the 130/30 Funds' investment performance, as well as discussions between the 130/30 Funds' portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions. While the Board took note of the relatively small asset size of the 130/30 Funds generally, and the MainStay 130/30 Growth Fund in particular, the Board also recognized the short operating history of the 130/30 Funds and the need to continue to monitor the viability of the 130/30 Funds going forward.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the 130/30 Funds, along with ongoing efforts by New York Life Investments and MSI to enhance investment returns, supported a determination to approve the Agreements. The 130/30 Funds disclose more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the 130/30 Funds' prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND MSI

The Board considered the costs of the services provided by New York Life Investments and MSI under the Agreements, and the profits realized by New York Life Investments and its affiliates due to their relationships with the 130/30 Funds. Because MSI is an affiliate of New York Life Investments whose subadvisory fees are paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and MSI in the aggregate.

In evaluating any costs and profits of New York Life Investments and its affiliates, including MSI, due to their relationships with the 130/30 Funds, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the 130/30 Funds, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the 130/30 Funds. The Board acknowledged that New York Life Investments and MSI must be in a position to pay and retain experienced professional personnel to provide services to the 130/30 Funds, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the 130/30 Funds. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the 130/30 Funds, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the 130/30 Funds, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the 130/30 Funds. The Board recognized, for example, the benefits to MSI from legally permitted "soft-dollar" arrangements by which brokers provide research and other services to MSI in exchange for commissions paid by certain 130/30 Funds with respect to trades on the respective 130/30 Funds' portfolio securities. The Board further considered that, in addition to fees earned by New York Life Investments for managing the 130/30 Funds, New York Life Investments' affiliates also earn revenues from serving the 130/30 Funds in various other capacities, including as the 130/30 Funds' transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the 130/30 Funds to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness

                                                   mainstayinvestments.com    81

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)



of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the 130/30 Funds on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates (including
MSI) due to their relationships with the 130/30 Funds supported the Board's determination to approve the Agreements.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE 130/30 FUNDS GROW

The Board also considered whether the 130/30 Funds' expense structures permitted economies of scale to be shared with 130/30 Fund investors. The Board reviewed information from New York Life Investments showing how the 130/30 Funds' management fee schedules compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the 130/30 Funds' management fee schedules hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the 130/30 Funds benefit from any breakpoints or expense limitations. While recognizing the difficulty in determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the 130/30 Funds in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the 130/30 Funds' expense structures appropriately reflect economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the 130/30 Funds' expense structures as the 130/30 Funds grow over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the 130/30 Funds' expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the 130/30 Funds to New York Life Investments, since the fees to be paid to MSI are paid by New York Life Investments, not the 130/30 Funds. In addition, the Board noted the relatively high management fee for the MainStay 130/30 Core Fund and MainStay 130/30 Growth Fund as compared to the "peer fund" groups identified by Strategic Insight. The Board also considered the impact of the 130/30 Funds' expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the 130/30 Funds' total ordinary operating expenses.

In assessing the reasonableness of the 130/30 Funds' fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and MSI on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the 130/30 Funds. In this regard, the Board took into account explanations from New York Life Investments and MSI about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the 130/30 Funds' management fees and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the 130/30 Funds based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the 130/30 Funds' average net assets. The Board took into account information from New York Life Investments showing that the 130/30 Funds' transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the 130/30 Funds' transfer agent, charges the 130/30 Funds are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the 130/30 Funds' transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500; (iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.


82    MainStay 130/30 Funds

After considering all of the factors outlined above, the Board concluded that the 130/30 Funds' management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


                                                   mainstayinvestments.com    83

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, the 130/30 Funds designated approximately the following amounts under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

130/30 Core Fund                      $5,654,532
------------------------------------------------
130/30 International Fund              4,373,467
------------------------------------------------



The dividends paid by the following 130/30 Funds during the fiscal year ended October 31, 2010 should be multiplied by the following percentages to arrive at the amount eligible for the corporate dividend-received deduction.

                                         DRD%
130/30 Core Fund                        100.0%
---------------------------------------------
130/30 International Fund                 0.3%
---------------------------------------------



In accordance with federal tax law, the MainStay 130/30 International Fund elected to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund made the following designations regarding its fiscal year ended October 31, 2010:

- the total amount of taxes credited to foreign countries was $402,369.

- the total amount of income sourced from foreign countries was $4,800,042

As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2010 calendar year with form 1099-DIV, which will be mailed during February 2011.

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Funds' fiscal year end October 31, 2010.


PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Funds' securities is available without charge, upon request, (i) by visiting the Funds' website at mainstayinvestments.com; and
(ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Company is required to file with the SEC its proxy voting records for each of its funds for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


84    MainStay 130/30 Funds

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


                                                   mainstayinvestments.com    85

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


86    MainStay 130/30 Funds

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    87

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





88    MainStay 130/30 Funds

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


                                                   mainstayinvestments.com    89

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     (C) 2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21094 MS333-10                                      MS30ALL11-12/10
                                                                              C2

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY CASH RESERVES FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------

Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   10
---------------------------------------------
Financial Statements                       15
---------------------------------------------
Notes to Financial Statements              19
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            23
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  24
---------------------------------------------
Federal Income Tax Information             27
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        27
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       27
---------------------------------------------
Board Members and Officers                 28
---------------------------------------------




--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



(LINE GRAPH)

                   MAINSTAY CASH
                   RESERVES FUND    LIPPER INSTITUTIONAL    LIPPER MONEY
                      CLASS I           MONEY MARKET        MARKET FUNDS
                       SHARES           FUNDS AVERAGE          AVERAGE
                   -------------    --------------------    ------------
10/31/00               10000                10000               10000
                       10467                10470               10418
                       10639                10645               10542
                       10728                10745               10598
                       10810                10840               10651
                       11072                11118               10870
                       11558                11625               11310
                       12128                12218               11830
                       12451                12596               12138
                       12496                12672               12184
10/31/10               12497                12681               12188




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                 GROSS
                                                                               EXPENSES
CLASS                  SALES CHARGE     ONE YEAR    FIVE YEARS    TEN YEARS    RATIO(2)
---------------------------------------------------------------------------------------
Class I Shares(3)    No Sales Charge      0.01%        2.45%        2.25%        0.62%
---------------------------------------------------------------------------------------
Sweep Shares(3)      No Sales Charge      0.01         2.11         1.83         1.12
---------------------------------------------------------------------------------------



7-DAY CURRENT YIELD: 0.01%




1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. As of October 31, 2010, MainStay Cash Reserves Fund had an effective 7-day yield of 0.01% and a 7-day current yield of 0.01% for Class I shares and an effective 7-day yield of 0.01% and a 7-day current yield of 0.01% for Sweep Shares. These yields reflect certain expense limitations. Had these expense limitations not been in effect, the effective 7-day yield and the 7-day current yield would have been -0.28% and -0.28% for Class I shares and -0.78% and -0.78% for Sweep Shares. The current yield reflects the Fund's earnings better than does the Fund's total return. For information on current fee waivers and/or expense limitations, please refer to the notes to the financial statements.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                                  ONE      FIVE      TEN
                                                       YEAR    YEARS    YEARS
Lipper Institutional Money Market Funds Average(4)    0.08%    2.63%     2.40%
------------------------------------------------------------------------------
Lipper Money Market Funds Average(5)                  0.03     2.30      2.00
------------------------------------------------------------------------------






4. The Lipper institutional money market funds average is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the institutional money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges, expenses or taxes. Lipper averages are not class specific. Lipper returns are unaudited.
5. The Lipper money market funds average is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Results do not reflect any deduction of sales charges. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Cash Reserves Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY CASH RESERVES FUND
(UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                ENDING ACCOUNT
                                                ENDING ACCOUNT                   VALUE (BASED
                                                 VALUE (BASED                   ON HYPOTHETICAL
                                   BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                    ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                     VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                          5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
CLASS I SHARES                     $1,000.00       $1,000.00        $1.21          $1,024.00         $1.22
------------------------------------------------------------------------------------------------------------
SWEEP SHARES                       $1,000.00       $1,000.00        $1.26          $1,023.90         $1.28
------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (0.24% for Class I Shares and 0.25% for Sweep Shares) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)

(PORTFOLIO COMPOSITION PIE CHART)

Other Commercial Paper                          46.2
Financial Company Commercial Paper              13.7
Treasury Repurchase Agreements                  11.2
Government Agency Debt                          10.4
Other Notes                                      9.2
Treasury Debt                                    5.9
Asset-Backed Commercial Paper                    3.4
Other Assets, Less Liabilities                   0.0




See Portfolio of Investments beginning on page 10 for specific holdings within these categories.

++ Less than one-tenth of a percent.




8    MainStay Cash Reserves Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers David E. Clement, CFA, and Thomas J. Girard of New York Life Investments,(1) the Fund's Manager.

HOW DID MAINSTAY CASH RESERVES FUND PERFORM RELATIVE TO ITS PEERS DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

As of October 31, 2010, MainStay Cash Reserves Fund Class I shares and Sweep Shares each provided a 7-day current yield of 0.01% and a 7-day effective yield of 0.01%. For the 12 months ended October 31, 2010, MainStay Cash Reserves Fund Class I shares and Sweep Shares both returned 0.01%. Both share classes underperformed the 0.08% return of the Lipper(2) institutional money market funds average and the 0.03% return of the Lipper money market funds average for the 12 months ended October 31, 2010.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund's increased exposure to Treasury bills and repurchase agreements detracted from relative performance during the reporting period, while a longer duration(3) contributed positively to relative performance. Our investment in floating-rate securities backed by the Federal Deposit Insurance Corporation
(FDIC) continued to have a positive impact on performance, as did our investments in asset-backed securities.

WHAT WAS THE FUND'S DURATION--OR DAYS-TO-MATURITY--STRATEGY DURING THE REPORTING PERIOD?

We maintained a longer-than-normal duration during the 12 months ended October 31, 2010. Doing so made a positive contribution to the Fund's performance because the yield curve(4) remained upward-sloping throughout the reporting period. During the second half of the reporting period, however, duration was shortened to prepare the Fund for new SEC regulations. In light of these new regulations, effective May 26, 2010, the Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less.

WHAT SPECIFIC FACTORS, RISKS OR MARKET FORCES PROMPTED SIGNIFICANT DECISIONS FOR THE FUND DURING THE REPORTING PERIOD?

The decision of the Federal Open Market Committee (FOMC) to maintain the targeted federal funds rate in a very low range gave us the confidence to move out further on an upward-sloping yield curve. Against this backdrop, we increased the Fund's exposure to longer-dated Treasury coupon securities, callable agency coupon securities and asset-backed securities. (Asset-backed securities must be recorded as though they will mature on their legal maturity date, even though their average lives are generally much shorter.) We were comfortable "using duration" in this environment, that is, having a longer average life, because the FOMC stated that conditions were likely to warrant exceptionally low levels of the federal funds rate for an extended period.

We hedged this positioning by participating in the floating-rate securities market. The use of floating-rate securities allowed us to accomplish two things. First, if interest rates rose, we would participate in the upward movement; and second, we felt that floating-rate securities offered compelling yields compared to other available investments.

Our negative view on foreign banks continued during the reporting period and was reinforced during the European sovereign debt crisis. For the most part, we avoided this sector, except for certain shorter-dated commercial paper investments in some of the stronger issuers.

DURING THE REPORTING PERIOD, WHICH MARKET SEGMENTS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH MARKET SEGMENTS WERE PARTICULARLY WEAK?

The major positive contributors to the Fund's performance included floating-rate securities, corporate floating-rate securities, FDIC-backed floating-rate securities, asset-backed securities and callable agency securities. The Fund's return was hampered by investments in Treasury bills and repurchase agreements.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

Significant purchases during the reporting period included a Pepsi corporate floating-rate issue (due July 2011), a Federal Home Loan Bank callable security (due November 2011) and a General Electric Equipment asset-backed security (due September 2011). There were no significant sales during the reporting period.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, we increased the Fund's weightings in asset-backed securities, repurchase agreements, floating-rate securities and commercial paper. The Fund decreased its weightings in government and agency securities and corporate bonds.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

The Fund had no significant overweight or underweight positions at the end of the period.


1. "New York Life Investments" is a service mark used by New York Life Investment Management LLC.
2. See footnote on page 6 for more information on Lipper Inc.
3. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.
4. The yield curve is a line that plots the yields of various securities of similar quality--typically U.S. Treasury issues--across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                    mainstayinvestments.com    9

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010


                                PRINCIPAL     AMORTIZED
                                   AMOUNT          COST
SHORT-TERM INVESTMENTS 100.0%+
-------------------------------------------------------

ASSET-BACKED COMMERCIAL PAPER 3.4%
Straight-A Funding LLC
  0.23%, due 12/2/10 (a)(b)   $ 6,815,000  $  6,813,650
  0.24%, due 11/8/10 (a)(b)     5,250,000     5,249,755
  0.25%, due 12/7/10 (a)(b)     3,100,000     3,099,225
  0.25%, due 1/10/11 (a)(b)     8,750,000     8,745,747
                                           ------------
                                             23,908,377
                                           ------------

FINANCIAL COMPANY COMMERCIAL PAPER 13.7%
American Honda Finance Corp.
  0.20%, due 11/4/10 (a)        8,750,000     8,749,854
  0.22%, due 11/22/10 (a)       5,610,000     5,609,280
BNP Paribas Finance, Inc.
  0.19%, due 11/1/10 (a)        7,500,000     7,500,000
  0.19%, due 11/3/10 (a)        7,750,000     7,749,918
Caterpillar Financial
  Services Corp.
  0.24%, due 12/16/10 (a)       8,750,000     8,747,375
John Deere Credit, Inc.
  0.21%, due 11/15/10 (a)(b)    7,800,000     7,799,363
JPMorgan Chase & Co.
  0.22%, due 11/22/10 (a)       6,400,000     6,399,179
National Rural Utilities
  Cooperative Finance Corp.
  0.23%, due 11/19/10 (a)       8,400,000     8,399,034
  0.24%, due 11/9/10 (a)        6,000,000     5,999,680
PACCAR Financial Corp.
  0.20%, due 11/8/10 (a)        3,517,000     3,516,863
Private Export Funding Corp.
  0.35%, due 12/20/10 (a)(b)    8,500,000     8,495,951
Societe Generale North
  America, Inc.
  0.25%, due 11/5/10 (a)        8,750,000     8,749,757
  0.25%, due 11/18/10 (a)       9,500,000     9,498,878
                                           ------------
                                             97,215,132
                                           ------------

GOVERNMENT AGENCY DEBT 10.4%
Federal Farm Credit Bank
  0.242%, due 9/16/11 (c)       5,250,000     5,249,770
  0.25%, due 11/4/11 (c)        6,920,000     6,920,000
  3.75%, due 12/6/10            2,900,000     2,909,497
Federal Home Loan Bank
  0.282%, due 7/29/11 (c)       8,500,000     8,500,000
  0.34%, due 11/15/11           8,730,000     8,730,000
Federal Home Loan Mortgage
  Corporation (Discount
  Notes)
  0.17%, due 11/1/10 (a)        8,750,000     8,750,000
  0.22%, due 12/8/10 (a)        5,945,000     5,943,656
  0.25%, due 5/2/11 (a)         2,200,000     2,197,219
  0.26%, due 12/21/10 (a)       3,200,000     3,198,844
Federal National Mortgage
  Association
  0.216%, due 9/19/11 (c)       8,750,000     8,750,412
Federal National Mortgage
  Association (Discount
  Notes)
  0.23%, due 11/17/10 (a)       3,615,000     3,614,631
  0.25%, due 4/11/11 (a)        4,550,000     4,544,846
  0.33%, due 2/22/11 (a)        4,800,000     4,795,028
                                           ------------
                                             74,103,903
                                           ------------

OTHER COMMERCIAL PAPER 46.2%
Abbott Laboratories
  0.20%, due 11/23/10 (a)(b)    5,250,000     5,249,358
American Water Capital Corp.
  0.35%, due 11/1/10 (a)(b)     2,900,000     2,900,000
Archer-Daniels-Midland Co.
  0.20%, due 11/16/10 (a)(b)    8,500,000     8,499,292
  0.20%, due 11/18/10 (a)(b)    8,750,000     8,749,174
Basin Electric Power
  Cooperative, Inc.
  0.22%, due 11/29/10 (a)(b)    4,500,000     4,499,230
  0.25%, due 11/29/10 (a)(b)    8,640,000     8,638,320
Becton Dickinson & Co.
  0.20%, due 11/9/10 (a)        9,500,000     9,499,578
Brown-Forman Corp.
  0.24%, due 11/23/10 (a)(b)    8,520,000     8,518,750
Campbell Soup Co.
  0.17%, due 11/4/10 (a)(b)     8,500,000     8,499,880
Clorox Co. (The)
  0.30%, due 11/5/10 (a)(b)     3,000,000     2,999,900
Coca-Cola Co. (The)
  0.20%, due 12/16/10 (a)(b)    8,750,000     8,747,812
  0.23%, due 1/11/11 (a)(b)     8,750,000     8,746,031
Colgate-Palmolive Co.
  0.16%, due 11/3/10 (a)(b)     8,520,000     8,519,924
Diageo Capital PLC
  0.30%, due 11/15/10 (a)(b)    3,000,000     2,999,650
Duke Energy Corp.
  0.33%, due 11/24/10 (a)(b)    3,000,000     2,999,368
Emerson Electric Co.
  0.18%, due 11/4/10 (a)(b)     6,500,000     6,499,902
Florida Power & Light Co.
  0.22%, due 11/1/10 (a)        4,650,000     4,650,000
General Electric Co.
  0.20%, due 11/17/10 (a)       8,750,000     8,749,222
General Mills, Inc.
  0.27%, due 11/30/10 (a)(b)    3,000,000     2,999,348
Google, Inc.
  0.18%, due 11/29/10 (a)(b)    3,900,000     3,899,454
  0.20%, due 11/17/10 (a)(b)    8,500,000     8,499,244
Hewlett-Packard Co.
  0.19%, due 11/18/10 (a)(b)    8,750,000     8,749,215
  0.20%, due 12/2/10 (a)(b)     6,500,000     6,498,881


+ Percentages indicated are based on Fund net assets.

10    MainStay Cash Reserves Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL     AMORTIZED
                                   AMOUNT          COST
SHORT-TERM INVESTMENTS (CONTINUED)
OTHER COMMERCIAL PAPER (CONTINUED)
Honeywell International,
  Inc.
  0.22%, due 12/23/10 (a)(b)  $ 5,000,000  $  4,998,411
Illinois Tool Works, Inc.
  0.20%, due 11/5/10 (a)(b)     8,750,000     8,749,806
  0.20%, due 11/15/10 (a)(b)   10,750,000    10,749,164
International Business
  Machines Corp.
  0.17%, due 11/3/10 (a)(b)     8,750,000     8,749,917
Kimberly-Clark Worldwide,
  Inc.
  0.17%, due 11/2/10 (a)(b)     8,260,000     8,259,961
  0.17%, due 11/16/10 (a)(b)    5,168,000     5,167,634
  0.18%, due 11/5/10 (a)(b)     4,500,000     4,499,910
McDonald's Corp.
  0.20%, due 11/4/10 (a)(b)     3,780,000     3,779,937
Merck & Co., Inc.
  0.20%, due 11/19/10 (a)(b)    9,250,000     9,249,075
  0.20%, due 12/13/10 (a)(b)    8,500,000     8,498,017
Nestle Capital Corp.
  0.24%, due 4/1/11 (a)(b)      8,750,000     8,741,192
Nestle Finance
  International, Ltd.
  0.18%, due 11/1/10 (a)        9,000,000     9,000,000
Novartis Finance Corp.
  0.20%, due 11/2/10 (a)(b)     8,750,000     8,749,951
  0.26%, due 12/10/10 (a)(b)    8,750,000     8,747,535
NSTAR Electric Co.
  0.22%, due 11/2/10 (a)        2,459,000     2,458,985
Procter & Gamble
  International Funding SCA
  0.20%, due 11/8/10 (a)(b)     7,680,000     7,679,701
Roche Holdings, Inc.
  0.18%, due 11/2/10 (a)(b)     9,000,000     8,999,955
  0.23%, due 12/3/10 (a)(b)     8,750,000     8,748,211
Schlumberger Technology
  Corp.
  0.20%, due 11/29/10 (a)(b)    3,500,000     3,499,456
United Technologies Corp.
  0.19%, due 11/23/10 (a)(b)    6,500,000     6,499,245
  0.20%, due 11/22/10 (a)(b)    9,000,000     8,998,950
Wal-Mart Stores, Inc.
  0.17%, due 11/8/10 (a)(b)     5,250,000     5,249,827
  0.20%, due 11/8/10 (a)(b)     5,700,000     5,699,778
Walt Disney Co. (The)
  0.18%, due 11/16/10 (a)(b)    8,750,000     8,749,344
WW Grainger, Inc.
  0.20%, due 11/22/10 (a)       2,990,000     2,989,651
                                           ------------
                                            328,125,146
                                           ------------

OTHER NOTES 9.2%
Ally Auto Receivables Trust
  Series 2010-1, Class A1
  0.323%, due 4/15/11             116,702       116,702
  Series 2010-2, Class A1
  0.586%, due 7/15/11           1,555,776     1,555,776
Bank of America Corp.
  0.796%, due 12/2/10 (c)(d)      900,000       900,458
Berkshire Hathaway Finance
  Corp.
  0.391%, due 2/10/11 (c)      11,800,000    11,800,354
BMW Vehicle Lease Trust
  Series 2010-1, Class A1
  0.298%, due 10/17/11          2,763,415     2,763,415
Citigroup, Inc.
  0.842%, due 12/9/10 (c)(d)    5,000,000     5,003,370
CNH Equipment Trust
  Series 2010-A, Class A1
  0.354%, due 4/15/11           1,257,811     1,257,811
Ford Credit Auto Owner Trust
  Series 2010-A, Class A1
  0.384%, due 5/15/11 (b)         532,125       532,125
  Series 2010-B, Class A1
  0.506%, due 8/15/11 (b)       1,532,768     1,532,768
GE Equipment Midticket LLC
  Series 2010-1, Class A1
  0.351%, due 9/14/11 (b)       1,805,000     1,805,000
General Electric Capital
  Corp.
  0.373%, due 3/11/11 (c)(d)    1,250,000     1,250,000
  0.922%, due 12/9/10 (c)(d)    1,800,000     1,801,395
Honda Auto Receivables Owner
  Trust
  Series 2010-1, Class A1
  0.269%, due 2/22/11             160,245       160,245
Hyundai Auto Receivables
  Trust
  Series 2010-B, Class A1
  0.371%, due 9/15/11           1,530,927     1,530,927
John Deere Owner Trust
  Series 2010-A, Class A1
  0.344%, due 5/16/11           1,285,114     1,285,114
JPMorgan Chase & Co.
  0.796%, due 12/2/10 (c)(d)    5,000,000     5,002,510
KeyCorp
  0.942%, due 12/15/10
  (c)(d)                        5,000,000     5,004,433
Mercedes-Benz Auto
  Receivables Trust
  Series 2010-1, Class A1
  0.309%, due 5/13/11             933,845       933,845
Navistar Financial Corp.
  Owner Trust
  Series 2010-B, Class A1
  0.345%, due 10/18/11 (b)      2,700,000     2,700,000
  Series 2010-A, Class A1
  0.608%, due 6/20/11 (b)       2,013,791     2,013,791
Nissan Auto Receivables
  Owner Trust
  Series 2010-A, Class A1
  0.356%, due 10/17/11          3,156,416     3,156,416
PepsiCo, Inc.
  0.319%, due 7/15/11 (c)       5,250,000     5,251,897


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11

                                PRINCIPAL     AMORTIZED
                                   AMOUNT          COST
SHORT-TERM INVESTMENTS (CONTINUED)
OTHER NOTES (CONTINUED)
SunTrust Bank
  0.942%, due 12/16/10
  (c)(d)                      $ 1,600,000  $  1,601,506
Volkswagen Auto Lease Trust
  Series 2010-A, Class A1
  0.299%, due 11/21/11          4,250,000     4,250,000
Volvo Financial Equipment
  LLC
  Series 2010-1A, Class A1
  0.51%, due 5/16/11 (b)        2,058,000     2,058,000
                                           ------------
                                             65,267,858
                                           ------------

TREASURY DEBT 5.9%
United States Treasury Notes
  0.875%, due 1/31/11          12,000,000    12,013,976
  0.875%, due 3/31/11          12,425,000    12,455,168
  1.00%, due 8/31/11            8,750,000     8,801,150
  1.00%, due 9/30/11            8,670,000     8,726,841
                                           ------------
                                             41,997,135
                                           ------------

TREASURY REPURCHASE AGREEMENTS 11.2%
Deutsche Bank Securities,
  Inc.
  0.21%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $26,550,465
  (Collateralized by a
  United States Treasury
  Note with a rate of 1.875%
  and maturity date of
  6/30/15 with a Principal
  Amount of $26,049,400 and
  a Market Value of
  $27,081,037)                 26,550,000    26,550,000
Morgan Stanley Co.
  0.20%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $26,535,442
  (Collateralized by a
  United States Treasury
  Note with a rate of 2.50%
  and a maturity date of
  7/15/16, with a Principal
  Amount of $21,640,000 and
  a Market Value of
  $27,065,712)                 26,535,000    26,535,000
SG Americas Securities LLC
  0.21%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $26,550,465
  (Collateralized by a
  United States Note with a
  rate of 1.00% and maturity
  date of 4/30/12, with a
  Principal Amount of
  $26,675,200 and a Market
  Value of $27,081,081)        26,550,000    26,550,000
                                           ------------
                                             79,635,000
                                           ------------
Total Short-Term Investments
  (Amortized Cost
  $710,252,551) (e)                 100.0%  710,252,551

Other Assets, Less
  Liabilities                         0.0++       3,847
                              -----------  ------------

Net Assets                          100.0% $710,256,398
                              ===========  ============





++   Less than one-tenth of a percent.
(a)  Interest rate presented is yield to
     maturity.
(b)  May be sold to institutional investors
     only under Rule 144A or securities
     offered pursuant to Section 4(2) of the
     Securities Act of 1933, as amended.
(c)  Floating rate--Rate shown is the rate in
     effect at October 31, 2010.
(d)  The debt is guaranteed under the Federal
     Deposit Insurance Corporation (FDIC)
     Temporary Liquidity Guarantee Program and
     is backed by the full faith and credit of
     the United States. The expiration date of
     the FDIC's guarantee is the earlier of
     the maturity date of the debt or June 30,
     2012.
(e)  The amortized cost also represents the
     aggregate cost for federal income tax
     purposes.




12    MainStay Cash Reserves Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                        QUOTED
                                                     PRICES IN
                                                        ACTIVE   SIGNIFICANT
                                                   MARKETS FOR         OTHER   SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE  UNOBSERVABLE
                                                        ASSETS        INPUTS        INPUTS
 DESCRIPTION                                         (LEVEL 1)     (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities
Short-Term Investments
  Asset-Backed Commercial Paper                       $     --  $ 23,908,377      $     --  $ 23,908,377
  Financial Company Commercial Paper                        --    97,215,132            --    97,215,132
  Government Agency Debt                                    --    74,103,903            --    74,103,903
  Other Commercial Paper                                    --   328,125,146            --   328,125,146
  Other Notes                                               --    65,267,858            --    65,267,858
  Treasury Debt                                             --    41,997,135            --    41,997,135
  Treasury Repurchase Agreements                            --    79,635,000            --    79,635,000
                                                      --------  ------------      --------  ------------
Total Investments in Securities                            $--  $710,252,551           $--  $710,252,551
                                                      ========  ============      ========  ============




For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

The table below sets forth the diversification of the MainStay Cash Reserves Fund investments by industry.

INDUSTRY DIVERSIFICATION (UNAUDITED)

                                  AMORTIZED
                                       COST  PERCENT +
Aerospace/Defense--Equipment   $ 15,498,195      2.2%
Agricultural Operations          17,248,466      2.4
Automobile ABS Other             20,597,183      2.9
Automobile Sequential               648,827      0.1
Beverages--Non-Alcoholic         22,745,740      3.2
Beverages--Wine/Spirits          11,518,400      1.7
Commercial Banks--Central US      1,601,506      0.2
Commercial Banks Non-US          18,248,635      2.6
Computers                        23,998,013      3.4
Consumer
  Products--Miscellaneous         2,999,900      0.4
Cosmetics and Toiletries         34,127,130      4.8
Distribution/Wholesale            2,989,651      0.4
Diversified Banking
  Institutions                   17,305,517      2.4
Diversified Financial
  Services                       20,548,881      2.9
Diversified Manufacturing
  Operations                     33,246,603      4.7
Electric--Generation             13,137,550      1.9
Electric--Integrated             10,108,353      1.4
Electric
  Products--Miscellaneous         6,499,902      0.9
Finance--Auto Loans              17,875,997      2.5
Finance--Investment
  Banker/Broker                  15,249,918      2.1
Finance--Other Services          22,894,665      3.2
Finance- Commercial               8,747,375      1.2
Food--Miscellaneous/Diversi-
  fied                           29,240,420      4.1
Machinery--Farm                   7,799,363      1.1
Medical--Drugs                   22,996,450      3.2
Medical Labs and Testing
  Services                       17,748,166      2.5
Medical Products                  9,499,578      1.3
Multi-Media                       8,749,344      1.2
Oil Companies--Integrated         3,499,456      0.5
Other ABS                         6,405,925      0.9
Reinsurance                      11,800,354      1.7
Repurchase Agreement             79,635,000     11.2
Retail--Discount                 10,949,605      1.6
Retail--Restaurants               3,779,937      0.6
Special Purpose Entity           23,908,377      3.4
Super-Regional Banks--U.S.        5,004,433      0.7
U.S. Government & Federal
  Agencies                      116,101,038     16.3
Water                             2,900,000      0.4
Web Portals/Internet Service
  Providers                      12,398,698      1.8
                               ------------    -----
                                710,252,551    100.0
Other Assets, Less
  Liabilities                         3,847      0.0++
                               ------------    -----
Net Assets                     $710,256,398    100.0%
                               ============    =====





+    Percentages indicated are based on Fund
     net assets.
++   Less than one-tenth of a percent.




14    MainStay Cash Reserves Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in securities, at value
  (amortized cost $630,617,551)       $630,617,551
Repurchase agreements, at value
  (identified cost $79,635,000)         79,635,000
Cash                                     9,900,395
Receivables:
  Fund shares sold                       2,101,150
  Interest                                 229,746
  Manager (See Note 3)                      90,588
Other assets                                33,367
                                      ------------
     Total assets                      722,607,797
                                      ------------

LIABILITIES
--------------------------------------------------
Payables:
  Investment securities purchased       11,170,000
  Fund shares redeemed                     809,930
  NYLIFE Distributors (See Note 3)         160,711
  Transfer agent (See Note 3)              114,345
  Shareholder communication                 62,675
  Professional fees                         26,504
  Custodian                                  2,820
  Trustees                                   2,291
Accrued expenses                             2,123
                                      ------------
     Total liabilities                  12,351,399
                                      ------------
Net assets                            $710,256,398
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $    710,233
Additional paid-in capital             709,523,476
                                      ------------
                                       710,233,709
Undistributed net investment income         22,689
                                      ------------
Net assets                            $710,256,398
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $332,539,109
                                      ============
Shares of beneficial interest
  outstanding                          332,538,210
                                      ============
Net asset value and offering price
  per share outstanding               $       1.00
                                      ============
SWEEP SHARES
Net assets applicable to outstanding
  shares                              $377,717,289
                                      ============
Shares of beneficial interest
  outstanding                          377,694,740
                                      ============
Net asset value and offering price
  per share outstanding               $       1.00
                                      ============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
--------------------------------------------------
INCOME
  Interest                             $ 1,893,415
                                       -----------
EXPENSES
  Manager (See Note 3)                   3,251,628
  Service--Sweep Shares (See Note 3)       972,057
  Distribution--Sweep Shares (See
     Note 3)                               972,054
  Transfer agent (See Note 3)              721,979
  Professional fees                        174,757
  Registration                              90,745
  Shareholder communication                 87,000
  Custodian                                 30,735
  Trustees                                  25,784
  Miscellaneous                             20,927
                                       -----------
     Total expenses before
       waiver/reimbursement              6,347,666
  Expense waiver/reimbursement from
     Manager (See Note 3)               (4,528,817)
                                       -----------
     Net expenses                        1,818,849
                                       -----------
Net investment income                       74,566
                                       -----------

REALIZED GAIN ON INVESTMENTS
--------------------------------------------------
Net realized gain on investments             1,819
                                       -----------
Net increase in net assets resulting
  from operations                      $    76,385
                                       ===========





16    MainStay Cash Reserves Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                        2010           2009
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------
Operations:
 Net investment income       $        74,566  $   2,038,543
 Net realized gain on
  investments                          1,819         15,133
                             ------------------------------
 Net increase in net
  assets resulting from
  operations                          76,385      2,053,676
                             ------------------------------
Dividends to shareholders:
 From net investment
  income:
    Class I                          (35,670)    (1,371,226)
    Sweep Shares                     (38,748)      (662,845)
                             ------------------------------
 Total dividends to
  shareholders                       (74,418)    (2,034,071)
                             ------------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                         956,296,790    984,223,558
 Net asset value of shares
  issued to shareholders
  in reinvestment of
  dividends                           74,261      2,028,176
 Cost of shares redeemed      (1,033,178,831)  (982,684,375)
                             ------------------------------
    Increase (decrease) in
     net assets derived
     from capital share
     transactions                (76,807,780)     3,567,359
                             ------------------------------
    Net increase (decrease)
     in net assets               (76,805,813)     3,586,964
NET ASSETS
-----------------------------------------------------------
Beginning of year                787,062,211    783,475,247
                             ------------------------------
End of year                  $   710,256,398  $ 787,062,211
                             ==============================
Undistributed net
 investment income at end
 of year                     $        22,689  $      20,722
                             ==============================





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                         CLASS I
                                     ------------------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                       2010            2009            2008            2007            2006
Net asset value at beginning of
  year                               $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                     --------        --------        --------        --------        --------
Net investment income                    0.00 ++         0.00 ++         0.03            0.05            0.04
Net realized and unrealized gain
  (loss) on investments                  0.00 ++         0.00 ++         0.00 ++        (0.00)++           --
                                     --------        --------        --------        --------        --------
Total from investment operations         0.00 ++         0.00 ++         0.03            0.05            0.04
                                     --------        --------        --------        --------        --------
Less dividends:
  From net investment income            (0.00)++        (0.00)++        (0.03)          (0.05)          (0.04)
                                     --------        --------        --------        --------        --------
Net asset value at end of year       $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                     ========        ========        ========        ========        ========
Total investment return                  0.01%           0.36%           2.66%           4.93%           4.39%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                  0.01%           0.36%           2.66%           4.82%           4.32%
  Net expenses                           0.24%           0.50%           0.50%           0.50%           0.50%
  Expenses (before
     waiver/reimbursement)               0.59%           0.65%           0.57%           0.57%           0.54%
Net assets at end of year (in
  000's)                             $332,539        $382,535        $347,264        $350,717        $253,013




                                                                      SWEEP SHARES
                                     ------------------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                       2010            2009            2008            2007            2006
Net asset value at beginning of
  year                               $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                     --------        --------        --------        --------        --------
Net investment income                    0.00 ++         0.00 ++         0.02            0.04            0.04
Net realized and unrealized gain
  (loss) on investments                  0.00 ++         0.00 ++         0.00 ++        (0.00)++           --
                                     --------        --------        --------        --------        --------
Total from investment operations         0.00 ++         0.00 ++         0.02            0.04            0.04
                                     --------        --------        --------        --------        --------
Less dividends:
  From net investment income            (0.00)++        (0.00)++        (0.02)          (0.04)          (0.04)
                                     --------        --------        --------        --------        --------
Net asset value at end of year       $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                     ========        ========        ========        ========        ========
Total investment return                  0.01%           0.15%           2.15%           4.41%           3.88%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                  0.01%           0.16%           2.10%           4.32%           3.82%
  Net expenses                           0.24%           0.71%           1.00%           1.00%           1.00%
  Expenses (before
     waiver/reimbursement)               1.09%           1.15%           1.07%           1.07%           1.04%
Net assets at end of year (in
  000's)                             $377,717        $404,528        $436,211        $373,383        $311,020



++   Less than one cent per share.




18    MainStay Cash Reserves Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Cash Reserves Fund (the "Fund"), a diversified fund. The Fund is the successor of the MainStay Cash Reserves Fund, a series of Eclipse Funds Inc. (the "Predecessor Fund"). The reorganization of the Predecessor Fund with and into the Fund occurred on February 26, 2010. All information and references to periods prior February 26, 2010, relate to the Predecessor Fund.

The Fund currently offers two classes of shares. Class I shares commenced operations on January 2, 1991. The Sweep Shares commenced operations on December 8, 1998. The Fund's No-Load Class shares were redesignated as Class I shares on January 1, 2004. Class I shares and the Sweep Shares are offered at net asset value ("NAV") without imposition of a front-end sales charge or a contingent deferred sales charge ("CDSC"). Each class of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights and the same terms and conditions, except that the classes are subject to different distribution fee rates. Sweep Shares are subject to distribution and service fees under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In addition, Sweep Shares are subject to a shareholder service fee under a shareholder service plan. Class I shares of the Fund are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) VALUATION OF FUND SHARES. The Fund seeks to maintain a NAV of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis, and it has adopted certain investment, portfolio and dividend and distribution policies designed to enable it to do as such. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(B) SECURITIES VALUATION. "Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Securities are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. These securities are generally categorized as Level 2 in the hierarchy.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.


                                                   mainstayinvestments.com    19

(C) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund declares dividends of net investment income daily and the Fund pays them monthly and declares and pays distribution of net realized capital gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(E) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(F) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(G) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(H) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(I) CONCENTRATIONS OF RISK. The Fund's investments may include securities such as variable rate master demand notes, "floating-rate notes" and mortgage-related and asset-backed securities. If expectations about changes in interest rates, or assessments of an issuer's credit worthiness or market conditions are incorrect, the use of these types of investments could result in a loss.

The Fund may also invest in securities of foreign issuers, which carry certain risks in addition to the usual risks inherent in domestic instruments. These risks include those resulting from future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws and restrictions. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific country, industry or region.

(J) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER. New York Life Investment Management LLC ("New York Life Investments" or "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement, ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial

20    Mainstay Cash Reserves Fund
and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. The Fund is advised by New York Life Investments directly, without a subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.45% up to $500 million, 0.40% from $500 million to $1 billion and 0.35% in excess of $1 billion. The effective management fee rate (exclusive of any applicable waivers/reimbursements) was 0.43% for the year ended October 31, 2010.

Effective August 1, 2009, New York Life Investments entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Class I, 0.50%; and Sweep Shares, 1.00%. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the Fund invests.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

From time to time, the Manager may limit expenses of the Fund to the extent it deems appropriate to enhance the yield of the Fund, or a particular class of the Fund, during periods when expenses have a significant impact on the yield of the Fund, or a particular class of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund's prospectus. It may be revised or terminated by the Manager at any time without notice.

For the year ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $3,251,628 and waived/reimbursed its fees in the amount of $4,528,817.

State Street Bank and Trust Company ("State Street"), 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. NYLIFE Distributors LLC (the "Distributor") serves as the Fund's distributor and principal underwriter. The Trust, with respect to the Sweep Shares of the Fund, has adopted a distribution plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Sweep Shares Plan, the Distributor, receives a monthly distribution fee from the Sweep Shares at an annual rate of 0.25% of the average daily net assets of the Fund's Sweep Shares for distribution or service activities as designated by the Distributor.

The Plan provides that distribution and service fees are payable thereunder to the Distributor regardless of the amounts actually expended by the Distributor for distribution and service activities for the Fund's Sweep Shares. Class I shares of the Fund are not subject to a distribution or service fee.

In accordance with a separate Shareholder Service Plan, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Sweep Shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Sweep Shares of the Fund.

(C) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the year ended October 31, 2010, were as follows:

Class I                                $346,349
-----------------------------------------------
Sweep Shares                            375,630
-----------------------------------------------



(D) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(E) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Class I                           $60,701    0.0%++
------------------------------------------------



++ Less than one-tenth of a percent.

(F) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $36,838.


                                                   mainstayinvestments.com    21

NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

             ACCUMULATED
                 CAPITAL          OTHER        UNREALIZED           TOTAL
 ORDINARY      AND OTHER      TEMPORARY      APPRECIATION     ACCUMULATED
   INCOME    GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)    GAIN (LOSS)
  $22,689            $--            $--               $--         $22,689
-------------------------------------------------------- ----------------



The following table discloses the current year reclassifications between undistributed net investment income and accumulated net realized loss on investments arising from permanent differences; net assets at October 31, 2010 were not affected.

                      ACCUMULATED
  UNDISTRIBUTED      NET REALIZED
 NET INVESTMENT       GAIN (LOSS)          ADDITIONAL
  INCOME (LOSS)    ON INVESTMENTS    PAID-IN CAPITAL
         $1,819           $(1,819)                $--
---------------------------------------- ------------



The reclassifications for the Fund are primarily due to reclassifications of distributions.

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 shown in the Statements of Changes in Net Assets, was as follows:

                                    2010       2009
Distributions paid from:
  Ordinary Income                $74,418  $2,034,071
----------------------------------------------------



NOTE 5-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6-CAPITAL SHARE TRANSACTIONS

 CLASS I (AT $1 PER SHARE)                SHARES
Year ended October 31, 2010:
Shares sold                           815,711,798
Shares issued to shareholders in
  reinvestment of dividends                35,512
Shares redeemed                      (865,746,938)
                                     ------------
Net increase (decrease)               (49,999,628)
                                     ============
Year ended October 31, 2009:
Shares sold                           834,415,285
Shares issued to shareholders in
  reinvestment of dividends             1,365,331
Shares redeemed                      (800,519,531)
                                     ------------
Net increase (decrease)                35,261,085
                                     ============




 SWEEP SHARES (AT $1 PER SHARE)           SHARES
Year ended October 31, 2010:
Shares sold                           140,584,992
Shares issued to shareholders in
  reinvestment of dividends                38,749
Shares redeemed                      (167,431,893)
                                     ------------
Net increase (decrease)               (26,808,152)
                                     ============
Year ended October 31, 2009:
Shares sold                           149,808,273
Shares issued to shareholders in
  reinvestment of dividends               662,845
Shares redeemed                      (182,164,844)
                                     ------------
Net increase (decrease)               (31,693,726)
                                     ============



NOTE 7-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments or disclosure have been identified other than the extension of the written expense limitation agreement as disclosed in Note 3(A) to these financial statements.


22    Mainstay Cash Reserves Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Cash Reserves Fund ("the Fund"), one of the funds comprising MainStay Funds Trust, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Cash Reserves Fund of MainStay Funds Trust as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


                                                   mainstayinvestments.com    23

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreement. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Cash Reserves Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments").

In reaching its decision to approve this agreement (the "Agreement"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreement, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments; (ii) the investment performance of the Fund and New York Life Investments; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decision to approve the Agreement was based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year with respect to New York Life Investments and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreement also were based, in part, on the Board's consideration of the Agreement in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decision to approve the Agreement is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE
INVESTMENTS

In considering the approval of the Agreement, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds and serves a variety of other investment advisory clients, including other pooled investment vehicles, generally, and other money market funds specifically. The Board considered the experience of senior personnel at New York Life Investments providing investment advisory, management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. In this regard, the Board considered the experience of the Fund's portfolio managers, the number of accounts managed by the portfolio managers and New York Life Investments' method for compensating portfolio managers. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports, include, among

24    Mainstay Cash Reserves Fund
other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments to enhance investment returns, supported a determination to approve the Agreement. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS

The Board considered the costs of the services provided by New York Life Investments under the Agreement, and the profits realized by New York Life Investments and its affiliates due to their relationships with the Fund.

In evaluating any costs and profits of New York Life Investments and its affiliates due to their relationships with the Fund, the Board considered, among other things, New York Life Investments' investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that New York Life Investments must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreement, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreement, that any profits realized by New York Life Investments and its affiliates due to their relationships with the Fund supported the Board's determination to approve the Agreement.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.


                                                   mainstayinvestments.com    25

MANAGEMENT FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreement and the Fund's expected total ordinary operating expenses. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreement, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreement.


26    Mainstay Cash Reserves Fund

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request (i) by visiting the Fund's website at mainstayinvestments.com; or
(ii) on the SEC's website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 800-MAINSTAY (624-6782);
(ii) by visiting the Funds' website at
mainstayinvestments.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q and every month on Form N-MFP. In addition, the Fund will make available its complete schedule of portfolio holdings on its website at www.mainstayinvestments.com, five days after month-end. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-
6782). Form N-MFP will be made available to the public by the SEC 60 days after the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the Fund's website. You can also obtain and review copies of Forms N-Q and N-MFP by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-
0330).


                                                   mainstayinvestments.com    27

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


28    Mainstay Cash Reserves Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    29

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


30    Mainstay Cash Reserves Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    31

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


32    Mainstay Cash Reserves Fund

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York
     Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna
     Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21214 MS333-10                                         MSCR11-12/10
                                                                              B2

(MAINSTAY INVESTMENTS LOGO)

     MAINSTAY ASSET ALLOCATION FUNDS

     MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

     October 31, 2010

     MainStay Conservative Allocation Fund
     MainStay Growth Allocation Fund
     MainStay Moderate Allocation Fund
     MainStay Moderate Growth Allocation Fund

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------

MainStay Conservative Allocation Fund       5
---------------------------------------------
MainStay Growth Allocation Fund            19
---------------------------------------------
MainStay Moderate Allocation Fund          33
---------------------------------------------
MainStay Moderate Growth Allocation Fund   47
---------------------------------------------
Notes to Financial Statements              61
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            74
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  75
---------------------------------------------
Federal Income Tax Information             79
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        79
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       79
---------------------------------------------
Board Members and Officers                 80
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO EACH FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT EACH FUND. YOU MAY OBTAIN COPIES OF EACH FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

MAINSTAY CONSERVATIVE ALLOCATION FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.



(LINE GRAPH)

                      MAINSTAY CONSERVATIVE
                         ALLOCATION FUND                                     BARCLAYS CAPITAL
                             CLASS I           S&P 500(R)    MSCI EAFE(R)     U.S. AGGREGATE
                              SHARES              INDEX          INDEX          BOND INDEX
                      ---------------------    ----------    ------------    ----------------
4/4/05                        10000               10000          10000             10000
10/31/05                      10257               10365          10731             10129
10/31/06                      11296               12059          13684             10655
10/31/07                      12479               13815          17093             11228
10/31/08                      10120                8828           9124             11262
10/31/09                      11965                9694          11652             12815
10/31/10                      13413               11295          12626             13842




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                          SALES CHARGE                                                  ONE YEAR    FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge                     With sales charges           5.55%        3.95%
                                                                                  Excluding sales charges     11.70         5.13
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge                     With sales charges           5.54         3.96
                                                                                  Excluding sales charges     11.68         5.14
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares              Maximum 5% CDSC                                       With sales charges           5.92         4.03
                            if Redeemed Within the First Six Years of Purchase    Excluding sales charges     10.92         4.37
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares              Maximum 1% CDSC                                       With sales charges           9.82         4.35
                            if Redeemed Within One Year of Purchase               Excluding sales charges     10.82         4.35
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                                   12.10         5.51
-----------------------------------------------------------------------------------------------------------------------------------

                              SINCE        GROSS
                            INCEPTION     EXPENSE
CLASS                        (4/4/05)    RATIO(2)
-------------------------------------------------
Investor Class Shares(3)      3.99%        1.60%
                              5.05         1.60
-------------------------------------------------
Class A Shares                4.00         1.33
                              5.06         1.33
-------------------------------------------------
Class B Shares                4.13         2.34
                              4.28         2.34
-------------------------------------------------
Class C Shares                4.26         2.34
                              4.26         2.34
-------------------------------------------------
Class I Shares                5.40         1.08
-------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for Investor Class shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                                                  ONE      FIVE       SINCE
                                                                      YEAR     YEARS    INCEPTION
S&P 500(R) Index(4)                                                  16.52%    1.73%       2.21%
--------------------------------------------------------------------------------------------------
MSCI EAFE(R) Index(5)                                                 8.36     3.31        4.27
--------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(6)                         8.01     6.45        6.01
--------------------------------------------------------------------------------------------------
Average Lipper Mixed-Asset Target Allocation Conservative Fund(7)    11.64     4.06        4.05
--------------------------------------------------------------------------------------------------







4. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. The S&P 500(R) Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
5. The Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index--is considered representative of the international stock market. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
6. The Barclays Capital U.S. Aggregate Bond Index consists of the following other unmanaged Barclays Capital indices: the Government Bond Index, the Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed-rate coupon, a remaining maturity of at least one year and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
7. The average Lipper mixed-asset target allocation conservative fund is representative of funds that, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the reminder invested in bonds, cash and cash equivalents. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Conservative Allocation Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY CONSERVATIVE ALLOCATION FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,037.10        $2.57          $1,022.70         $2.55
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,037.60        $2.11          $1,023.10         $2.09
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES                      $1,000.00       $1,033.40        $6.41          $1,018.90         $6.36
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,032.40        $6.40          $1,018.90         $6.36
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,039.60        $0.82          $1,024.40         $0.82
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (0.50% for Investor Class, 0.41% for Class A, 1.25% for Class B and Class C and 0.16% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.


                                                    mainstayinvestments.com    7

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS AS OF OCTOBER 31, 2010 (Unaudited)

(PIE CHART)

Total Return                                    46.8
Growth of Capital                               18.8
Current Income                                  18.5
Capital Appreciation                            15.9
Other Assets, Less Liabilities                  (0.0)




See Portfolio of Investments on page 11 for specific holdings within these categories.

++ Less than one-tenth of a percent.



8    MainStay Conservative Allocation Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Tony Elavia and Jonathan Swaney of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY CONSERVATIVE ALLOCATION FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Conservative Allocation Fund returned 11.70% for Investor Class shares, 11.68% for Class A shares, 10.92% for Class B shares and 10.82% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 12.10%. Investor Class, Class A and Class I outperformed, and Class B and Class C shares underperformed the 11.64% return of the average Lipper(1) mixed-asset target allocation conservative fund for the 12 months ended October 31, 2010. All share classes underperformed the 16.52% return of the S&P 500(R) Index(2) for the same 12-month period. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund invests in other mutual funds referred to as Underlying Funds. The Underlying Funds may invest in fixed-income securities or in domestic or international stocks at various capitalization levels. The Fund's primary benchmark, on the other hand, consists entirely of U.S. large-cap stocks.

An emphasis on Underlying Equity Funds that tend to invest in high-quality stocks--that is, stocks issued by companies that offer consistently positive and growing cash flows and earnings--tended to detract from the Fund's relative performance. For at least part of the reporting period, lower-quality stocks that had been most heavily penalized during the credit crisis of 2008 and early 2009 experienced the most rapid increases in price as the market recovered. The Fund's "quality tilt," or preference for Underlying Equity Funds that invested in higher-quality stocks, was not a virtue in that environment.

In the fixed-income portion of the Fund, positions in Underlying Funds that invested outside the traditional investment-grade bond universe--especially in high-yield bonds, convertible bonds or emerging-market debt--gave a substantial boost to returns relative to the Fund's benchmark and its peers. Also helping performance relative to the benchmark were Underlying Equity Fund holdings that invested in mid-cap and small-cap stocks.

HOW DID YOU ALLOCATE THE FUND'S ASSETS DURING THE REPORTING PERIOD AND WHY?

In managing the Fund, we considered a variety of information, including the portfolio-level characteristics of the Underlying Funds, such as capitalization, style biases and sector exposure. We also examined the attributes of the Underlying Funds' holdings, such as valuation metrics, earnings data and technical indicators. Finally, we evaluated the historical success of the portfolio managers responsible for the Underlying Funds. In general, we sought Underlying Equity Funds that had a track record of capable portfolio management, a presence in attractively valued market segments and investments in companies with strong management, fairly priced securities and strong price and earnings momentum. Underlying Fixed Income Funds were selected based upon the type and country of issuance of the securities in which they invested and the average credit quality and duration(3) of those securities.

During the 12-month reporting period, these techniques were generally unsuccessful in that they steered the Fund into investments in Underlying Equity Funds that, collectively, failed to match our return expectations. While many factors may have been involved, one that stood out was the Fund's tilt toward Underlying Equity Funds that prized earnings stability. We preferred these Underlying Equity Funds because high-quality stocks have historically been rewarded with higher returns than lower-quality stocks. For much of the reporting period, however, the reverse was true. Instead, investors purchased the most risk-laden and lowest-quality securities, anticipating that these securities would be the most likely to benefit from a recovery. This persistent "junk rally" was a substantial drag on the performance of the Fund.

HOW DID THE FUND'S ALLOCATIONS CHANGE OVER THE COURSE OF THE REPORTING PERIOD?

MainStay Large Cap Growth Fund and MainStay 130/30 Growth Fund saw some of the largest reductions during the reporting period. We used a substantial portion of the proceeds to invest in MainStay Epoch U.S. All Cap Fund. This shift reflected an effort to reduce the growth bias previously present in the Fund and adopt a more neutral style posture. The move was counterproductive in that growth stocks generally fared better than their value counterparts in the final months of the reporting period.

Another significant change was the introduction of a position in MainStay Convertible Fund. This was a positive development because convertibles, which are sensitive to changes in equity prices, rose sharply in recent months.

WERE THERE ANY OTHER SIGNIFICANT ALLOCATION CHANGES DURING THE REPORTING PERIOD?

We established a new position in MainStay Global High Income Fund during the summer of 2010. The investment was made to reflect the improved creditworthiness of many emerging-market borrowers, the potential for further devaluation in the U.S. dollar and attractive debt yields in emerging markets.


1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the S&P 500(R) Index.
3. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

                                                    mainstayinvestments.com    9

We established a new position in MainStay Epoch Global Choice Fund early in December 2009. The investment was made to better diversify the Fund's Underlying International Equity Funds across management styles and to help counter a small bias toward value in that portion of the Fund.

DURING THE REPORTING PERIOD, WHICH UNDERLYING EQUITY FUNDS HAD THE HIGHEST TOTAL RETURNS AND WHICH UNDERLYING EQUITY FUNDS HAD THE LOWEST TOTAL RETURNS?

The highest returns among the Underlying Equity Funds in which the Fund invested came from MainStay U.S. Small Cap Fund and MainStay Large Cap Growth Fund. The lowest returns, although still decidedly positive, came from MainStay International Equity Fund and MainStay 130/30 Growth Fund.

WHICH UNDERLYING EQUITY FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S OVERALL PERFORMANCE, AND WHICH UNDERLYING EQUITY FUNDS WERE THE GREATEST DETRACTORS?

Large holdings of MainStay MAP Fund and MainStay Large Cap Growth Fund, both of which posted strong returns for the reporting period, made the greatest contribution to the performance of the equity portion of the Fund. Although all of the Fund's Underlying Equity Funds posted positive returns, the Underlying Equity Fund holdings that contributed the least were positions in MainStay S&P 500 Index Fund and MainStay Epoch Global Choice Fund.

WHAT FACTORS AND RISKS AFFECTED THE FUND'S UNDERLYING FIXED INCOME FUND INVESTMENTS DURING THE REPORTING PERIOD?

During the reporting period, the market reflected lingering concerns about the strength of the economy. These concerns--along with efforts by the Federal Reserve to contain borrowing costs--brought long-term interest rates down to levels not seen in many decades. Meanwhile, improving corporate profitability led to a further narrowing of credit spreads(4) at the lower end of the quality spectrum.

DURING THE REPORTING PERIOD, WHICH FIXED-INCOME MARKET SEGMENTS WERE STRONG PERFORMERS AND WHICH SEGMENTS WERE PARTICULARLY WEAK?

In general, long duration and low quality were favored during the reporting period. Underlying Fixed Income Funds that invested in high-yield and emerging-market bonds performed best. Underlying Funds that invested in cash or cash equivalents, which effectively had no nominal return, fared worst, followed by Underlying Funds that focused on high-grade, short-term securities.

WHICH UNDERLYING FIXED INCOME FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE, AND WHICH UNDERLYING FIXED INCOME FUNDS WERE THE GREATEST DETRACTORS?

Not unexpectedly, the largest fixed-income contributions to return came from what were, by a comfortable margin, the Fund's largest Underlying Fixed Income Fund holdings. These included MainStay Indexed Bond Fund and MainStay Intermediate Term Bond Fund. The Fund's position in MainStay High Yield Opportunities Fund was noteworthy for having contributed to return on a scale disproportionate to the size of the investment.

As with equities, there were no Underlying Fixed Income investments that provided negative total returns. The smallest contribution came from MainStay Global High Income Fund, but only because that was a very small position and was established late in the reporting period.


4. The terms "credit spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

Effective January 1, 2011, Madison Square Investors LLC will no longer serve as Subadvisor to the Fund, and New York Life Investment Management LLC will assume the day-to-day portfolio management of the Fund. In addition, effective January 1, 2011, Tony Elavia will no longer serve as a portfolio manager for the Fund. In this regard, Jae Yoon will replace Tony Elavia as a portfolio manager for the Fund. Jonathan Swaney will continue to serve as a portfolio manager for the Fund. For more information regarding these portfolio management changes, please refer to the relevant Prospectus supplement dated December 3, 2010.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

10    MainStay Conservative Allocation Fund

PORTFOLIO OF INVESTMENTS  OCTOBER 31, 2010



                                  SHARES         VALUE
AFFILIATED INVESTMENT COMPANIES 100.0%+
------------------------------------------------------

EQUITY FUNDS 40.6%
MainStay 130/30 Core
  Fund Class I                 2,009,641  $ 14,730,669
MainStay 130/30 Growth
  Fund Class I (a)(b)             53,955       439,734
MainStay 130/30 International
  Fund Class I                   530,801     3,609,446
MainStay Common Stock
  Fund Class I (b)             1,075,867    11,640,884
MainStay Epoch Global Choice
  Fund Class I                    73,345     1,070,106
MainStay Epoch U.S. All Cap
  Fund Class I                   583,214    12,970,685
MainStay Growth Equity
  Fund Class I (b)                24,250       254,629
MainStay ICAP Equity
  Fund Class I                   184,313     6,246,359
MainStay ICAP International
  Fund Class I                   123,073     3,601,130
MainStay ICAP Select Equity
  Fund Class I                   188,579     6,245,728
MainStay International Equity
  Fund Class I                   281,338     3,587,065
MainStay Large Cap Growth
  Fund Class I (a)             1,062,043     7,168,789
MainStay MAP
  Fund Class I                   466,267    14,169,842
MainStay S&P 500 Index
  Fund Class I                     1,662        45,872
MainStay U.S. Small Cap
  Fund Class I (a)               211,639     3,316,390
                                          ------------
Total Equity Funds
  (Cost $78,897,296)                        89,097,328
                                          ------------

FIXED INCOME FUNDS 59.4%
MainStay Convertible
  Fund Class I                   433,455     6,566,839
MainStay Floating Rate
  Fund Class I (b)             2,156,895    20,339,521
MainStay Global High Income
  Fund Class I                   129,777     1,613,131
MainStay High Yield Corporate
  Bond
  Fund Class I                 1,328,542     7,864,969
MainStay High Yield
  Opportunities
  Fund Class I                   903,633    10,906,853
MainStay Indexed Bond
  Fund Class I (b)             4,951,303    58,276,832
MainStay Intermediate Term
  Bond
  Fund Class I (b)             2,294,020    24,981,881
                                          ------------
Total Fixed Income Funds
  (Cost $121,745,372)                      130,550,026
                                          ------------
Total Investments
  (Cost $200,642,668) (c)          100.0%  219,647,354
Other Assets, Less
  Liabilities                       (0.0)++     (2,852)
                               ---------  ------------

Net Assets                         100.0% $219,644,502
                               =========  ============





+    Percentages indicated are based on Fund
     net assets.
++   Less than one-tenth of a percent.
(a)  Non-income producing Underlying Fund.
(b)  The Fund's ownership exceeds 5% of the
     outstanding shares of the Underlying
     Fund's share class (See Note 3).
(c)  At October 31, 2010, cost is $203,493,256
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $19,004,686
Gross unrealized depreciation       (2,850,588)
                                   -----------
Net unrealized appreciation        $16,154,098
                                   ===========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities
Affiliated Investment Companies
  Equity Funds                                     $ 89,097,328     $     --      $     --  $ 89,097,328
  Fixed Income Funds                                130,550,026           --            --   130,550,026
                                                   ------------     --------      --------  ------------
Total Investments in Securities                    $219,647,354          $--           $--  $219,647,354
                                                   ============     ========      ========  ============




For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in affiliated investment
  companies, at value (identified
  cost $200,642,668)                  $219,647,354
Cash                                        20,114
Receivables:
  Fund shares sold                         413,195
  Manager (See Note 3)                       8,721
Other assets                                32,774
                                      ------------
     Total assets                      220,122,158
                                      ------------

LIABILITIES
--------------------------------------------------
Payables:
  Fund shares redeemed                     278,452
  NYLIFE Distributors (See Note 3)          81,203
  Transfer agent (See Note 3)               51,894
  Shareholder communication                 25,297
  Investment securities purchased           20,113
  Professional fees                         17,187
  Custodian                                    707
  Trustees                                     572
Accrued expenses                             2,231
                                      ------------
     Total liabilities                     477,656
                                      ------------
Net assets                            $219,644,502
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     20,349
Additional paid-in capital             215,370,078
                                      ------------
                                       215,390,427
Undistributed net investment income        395,605
Accumulated net realized loss on
  investments                          (15,146,216)
Net unrealized appreciation on
  investments                           19,004,686
                                      ------------
Net assets                            $219,644,502
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $ 34,978,906
                                      ============
Shares of beneficial interest
  outstanding                            3,237,146
                                      ============
Net asset value per share
  outstanding                         $      10.81
Maximum sales charge (5.50% of
  offering price)                             0.63
                                      ------------
Maximum offering price per share
  outstanding                         $      11.44
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $121,439,172
                                      ============
Shares of beneficial interest
  outstanding                           11,243,407
                                      ============
Net asset value per share
  outstanding                         $      10.80
Maximum sales charge (5.50% of
  offering price)                             0.63
                                      ------------
Maximum offering price per share
  outstanding                         $      11.43
                                      ============
CLASS B
Net assets applicable to outstanding
  shares                              $ 31,241,042
                                      ============
Shares of beneficial interest
  outstanding                            2,902,113
                                      ============
Net asset value and offering price
  per share outstanding               $      10.76
                                      ============
CLASS C
Net assets applicable to outstanding
  shares                              $ 26,374,506
                                      ============
Shares of beneficial interest
  outstanding                            2,450,244
                                      ============
Net asset value and offering price
  per share outstanding               $      10.76
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $  5,610,876
                                      ============
Shares of beneficial interest
  outstanding                              516,410
                                      ============
Net asset value and offering price
  per share outstanding               $      10.87
                                      ============





12    MainStay Conservative Allocation Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividend distributions from
     affiliated investment companies  $ 5,361,851
  Interest                                     38
                                      -----------
     Total income                       5,361,889
                                      -----------
EXPENSES
  Distribution/Service--Investor
     Class (See Note 3)                    74,844
  Distribution/Service--Class A (See
     Note 3)                              266,238
  Distribution/Service--Class B (See
     Note 3)                              291,386
  Distribution/Service--Class C (See
     Note 3)                              242,840
  Transfer agent (See Note 3)             283,380
  Registration                             80,401
  Professional fees                        54,447
  Shareholder communication                48,309
  Custodian                                11,253
  Trustees                                  6,802
  Miscellaneous                            12,658
                                      -----------
     Total expenses before
       waiver/reimbursement             1,372,558
  Expense waiver/reimbursement from
     Manager (See Note 3)                (103,959)
                                      -----------
     Net expenses                       1,268,599
                                      -----------
Net investment income                   4,093,290
                                      -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------
Net realized gain (loss) on:
  Affiliated investment company
     transactions                       2,858,517
  Capital gain distributions from
     affiliated investment companies      170,914
                                      -----------
Net realized gain on investments
  from affiliated investment
  companies                             3,029,431
                                      -----------
Net change in unrealized
  appreciation (depreciation) on
  investments                          14,121,623
                                      -----------
Net realized and unrealized gain on
  investments                          17,151,054
                                      -----------
Net increase in net assets resulting
  from operations                     $21,244,344
                                      ===========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                      2010          2009
INCREASE IN NET ASSETS
--------------------------------------------------------
Operations:
 Net investment income        $  4,093,290  $  4,200,073
 Net realized gain (loss)
  on investments from
  affiliated investment
  company transactions           3,029,431   (16,459,425)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                   14,121,623    37,036,092
                              --------------------------
 Net increase in net assets
  resulting from operations     21,244,344    24,776,740
                              --------------------------
Dividends and distributions
 to shareholders:
 From net investment
  income:
    Investor Class                (669,755)     (612,952)
    Class A                     (2,496,024)   (2,538,185)
    Class B                       (440,162)     (547,178)
    Class C                       (369,258)     (421,361)
    Class I                        (95,852)      (33,989)
                              --------------------------
                                (4,071,051)   (4,153,665)
                              --------------------------
 From net realized gain on
  investments:
    Investor Class                      --      (229,524)
    Class A                             --    (1,061,186)
    Class B                             --      (300,341)
    Class C                             --      (243,454)
    Class I                             --       (14,819)
                              --------------------------
                                        --    (1,849,324)
                              --------------------------
 Total dividends and
  distributions to
  shareholders                  (4,071,051)   (6,002,989)
                              --------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        69,657,748    45,550,701
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions              3,725,788     5,476,884
 Cost of shares redeemed       (40,727,750)  (44,781,922)
                              --------------------------
    Increase in net assets
     derived from capital
     share transactions         32,655,786     6,245,663
                              --------------------------
    Net increase in net
     assets                     49,829,079    25,019,414
NET ASSETS
--------------------------------------------------------
Beginning of year              169,815,423   144,796,009
                              --------------------------
End of year                   $219,644,502  $169,815,423
                              ==========================
Undistributed net investment
 income at end of year        $    395,605  $    276,839
                              ==========================





14    MainStay Conservative Allocation Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                      INVESTOR CLASS
                                     ------------------------------------------------
                                                                   FEBRUARY 28,
                                                                      2008**
                                                                      THROUGH
                                     YEAR ENDED OCTOBER 31,         OCTOBER 31,
                                       2010           2009             2008
Net asset value at beginning of
  period                             $  9.90        $  8.76           $ 10.69
                                     -------        -------           -------
Net investment income (a)               0.23           0.27              0.19
Net realized and unrealized gain
  (loss) on investments                 0.91           1.25             (1.91)
                                     -------        -------           -------
Total from investment operations        1.14           1.52             (1.72)
                                     -------        -------           -------
Less dividends and distributions:
  From net investment income           (0.23)         (0.27)            (0.21)
  From net realized gain on
     investments                          --          (0.11)               --
                                     -------        -------           -------
Total dividends and distributions      (0.23)         (0.38)            (0.21)
                                     -------        -------           -------
Net asset value at end of period     $ 10.81        $  9.90           $  8.76
                                     =======        =======           =======
Total investment return (c)            11.70%         18.01%           (16.36%)(b)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 2.26%          2.98%             2.72%++
  Net expenses (d)                      0.50%          0.50%             0.50%++
  Expenses (before
     waiver/reimbursement) (d)          0.63%          0.74%             0.62%++
Portfolio turnover rate                   32%            36%               35%
Net assets at end of period (in
  000's)                             $34,979        $25,216           $17,140




                                                                      CLASS B
                                     -------------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                       2010           2009           2008           2007           2006
Net asset value at beginning of
  period                             $  9.86        $  8.73        $ 11.42        $ 10.78        $ 10.18
                                     -------        -------        -------        -------        -------
Net investment income (a)               0.16           0.20           0.22           0.26           0.22
Net realized and unrealized gain
  (loss) on investments                 0.90           1.24          (2.39)          0.73           0.65
                                     -------        -------        -------        -------        -------
Total from investment operations        1.06           1.44          (2.17)          0.99           0.87
                                     -------        -------        -------        -------        -------
Less dividends and distributions:
  From net investment income           (0.16)         (0.20)         (0.39)         (0.18)         (0.27)
  From net realized gain on
     investments                          --          (0.11)         (0.13)         (0.17)         (0.00)++
                                     -------        -------        -------        -------        -------
Total dividends and distributions      (0.16)         (0.31)         (0.52)         (0.35)         (0.27)
                                     -------        -------        -------        -------        -------
Net asset value at end of period     $ 10.76        $  9.86        $  8.73        $ 11.42        $ 10.78
                                     =======        =======        =======        =======        =======
Total investment return (c)            10.92%         17.09%        (19.78%)         9.37%          8.67%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 1.51%          2.25%          2.11%          2.38%          2.07%
  Net expenses (d)                      1.25%          1.25%          1.25%          1.23%          1.28%
  Expenses (before
     waiver/reimbursement) (d)          1.38%          1.48%          1.33%          1.23%          1.36%
Portfolio turnover rate                   32%            36%            35%            10%            33%
Net assets at end of period (in
  000's)                             $31,241        $27,417        $23,226        $20,919        $13,426



**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is not annualized.
(c)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.




16    MainStay Conservative Allocation Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                            CLASS A
      ----------------------------------------------------------------------------------



                                    YEAR ENDED OCTOBER 31,
        2010              2009             2008             2007             2006

      $   9.90          $  8.76          $ 11.47          $ 10.80          $ 10.21
      --------          -------          -------          -------          -------
          0.24             0.27             0.30             0.34             0.28
          0.90             1.25            (2.39)            0.73             0.65
      --------          -------          -------          -------          -------
          1.14             1.52            (2.09)            1.07             0.93
      --------          -------          -------          -------          -------

         (0.24)           (0.27)           (0.49)           (0.23)           (0.34)
            --            (0.11)           (0.13)           (0.17)           (0.00)++
      --------          -------          -------          -------          -------
         (0.24)           (0.38)           (0.62)           (0.40)           (0.34)
      --------          -------          -------          -------          -------
      $  10.80          $  9.90          $  8.76          $ 11.47          $ 10.80
      ========          =======          =======          =======          =======
         11.68%           18.05%          (19.14%)          10.22%            9.36%

          2.35%            3.06%            2.91%            3.12%            2.71%
          0.42%            0.47%            0.49%            0.48%            0.53%
          0.42%            0.47%            0.49%            0.48%            0.61%
            32%              36%              35%              10%              33%
      $121,439          $94,643          $84,434          $80,018          $40,889



                                           CLASS C
      --------------------------------------------------------------------------------
                                   YEAR ENDED OCTOBER 31,
        2010             2009             2008             2007            2006

      $  9.86          $  8.73          $ 11.42          $ 10.78          $10.18
      -------          -------          -------          -------          ------
         0.16             0.21             0.22             0.26            0.21
         0.90             1.23            (2.39)            0.73            0.66
      -------          -------          -------          -------          ------
         1.06             1.44            (2.17)            0.99            0.87
      -------          -------          -------          -------          ------

        (0.16)           (0.20)           (0.39)           (0.18)          (0.27)
           --            (0.11)           (0.13)           (0.17)          (0.00)++
      -------          -------          -------          -------          ------
        (0.16)           (0.31)           (0.52)           (0.35)          (0.27)
      -------          -------          -------          -------          ------
      $ 10.76          $  9.86          $  8.73          $ 11.42          $10.78
      =======          =======          =======          =======          ======
        10.82%           17.09%          (19.79%)           9.37%           8.67%

         1.51%            2.29%            2.12%            2.38%           2.02%
         1.25%            1.25%            1.25%            1.23%           1.28%
         1.38%            1.48%            1.33%            1.23%           1.36%
           32%              36%              35%              10%             33%
      $26,375          $21,498          $18,846          $17,628          $8,066




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                    CLASS I
                                     ---------------------------------------------------------------------
                                                         YEAR ENDED OCTOBER 31,
                                      2010          2009           2008          2007          2006
Net asset value at beginning of
  period                             $ 9.95        $ 8.81        $ 11.54        $10.85        $10.21
                                     ------        ------        -------        ------        ------
Net investment income (a)              0.27          0.30           0.33          0.36          0.33
Net realized and unrealized gain
  (loss) on investments                0.92          1.24          (2.41)         0.75          0.68
                                     ------        ------        -------        ------        ------
Total from investment operations       1.19          1.54          (2.08)         1.11          1.01
                                     ------        ------        -------        ------        ------
Less dividends and distributions:
  From net investment income          (0.27)        (0.29)         (0.52)        (0.25)        (0.37)
  From net realized gain on
     investments                         --         (0.11)         (0.13)        (0.17)        (0.00)++
                                     ------        ------        -------        ------        ------
Total dividends and distributions     (0.27)        (0.40)         (0.65)        (0.42)        (0.37)
                                     ------        ------        -------        ------        ------
Net asset value at end of period     $10.87        $ 9.95        $  8.81        $11.54        $10.85
                                     ======        ======        =======        ======        ======
Total investment return (b)           12.10%        18.23%        (18.90%)       10.47%        10.13%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                2.58%         3.37%          3.16%         3.30%         3.15%
  Net expenses (c)                     0.17%         0.22%          0.23%         0.25%         0.25%
  Expenses (before
     waiver/reimbursement) (c)         0.17%         0.22%          0.28%         0.35%         0.33%
Portfolio turnover rate                  32%           36%            35%           10%           33%
Net assets at end of period (in
  000's)                             $5,611        $1,041        $ 1,150        $1,108        $  607



++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.




18    MainStay Conservative Allocation Fund           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

MAINSTAY GROWTH ALLOCATION FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.



(LINE GRAPH)

                      MAINSTAY GROWTH
                      ALLOCATION FUND
                          CLASS I        S&P 500(R)    MSCI EAFE(R)
                           SHARES           INDEX          INDEX
                      ---------------    ----------    ------------
4/4/05                     10000            10000          10000
10/31/05                   10520            10365          10731
10/31/06                   12347            12059          13684
10/31/07                   14654            13815          17093
10/31/08                    9086             8828           9124
10/31/09                   10394             9694          11652
10/31/10                   11939            11295          12626




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                          SALES CHARGE                                                  ONE YEAR    FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge                     With sales charges           8.24%        1.07%
                                                                                  Excluding sales charges     14.54         2.22
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge                     With sales charges           8.27         1.07
                                                                                  Excluding sales charges     14.57         2.22
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares              Maximum 5% CDSC                                       With sales charges           8.72         1.06
                            if Redeemed Within the First Six Years of Purchase    Excluding sales charges     13.72         1.42
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares              Maximum 1% CDSC                                       With sales charges          12.57         1.46
                            if Redeemed Within One Year of Purchase               Excluding sales charges     13.57         1.46
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                                   14.87         2.56
-----------------------------------------------------------------------------------------------------------------------------------

                              SINCE        GROSS
                            INCEPTION     EXPENSE
CLASS                        (4/4/05)    RATIO(2)
-------------------------------------------------
Investor Class Shares(3)      1.86%        1.97%
                              2.90         1.97
-------------------------------------------------
Class A Shares                1.87         1.61
                              2.90         1.61
-------------------------------------------------
Class B Shares                1.95         2.73
                              2.11         2.73
-------------------------------------------------
Class C Shares                2.13         2.73
                              2.13         2.73
-------------------------------------------------
Class I Shares                3.23         1.36
-------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for Investor Class shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    19

BENCHMARK PERFORMANCE                      ONE      FIVE       SINCE
                                          YEAR     YEARS    INCEPTION
S&P 500(R) Index(4)                      16.52%    1.73%       2.21%
----------------------------------------------------------------------
MSCI EAFE(R) Index(5)                     8.36     3.31        4.27
----------------------------------------------------------------------
Average Lipper Multi-Cap Core Fund(6)    17.62     2.03        2.61
----------------------------------------------------------------------







4. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. The S&P 500(R) Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
5. The MSCI EAFE(R) Index is an index of international stocks representing the developed world outside North America. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
6. The average Lipper multi-cap core fund is representative of funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


20    MainStay Growth Allocation Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY GROWTH ALLOCATION FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,021.00        $2.55          $1,022.70         $2.55
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,021.00        $2.45          $1,022.80         $2.45
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES                      $1,000.00       $1,017.20        $6.36          $1,018.90         $6.36
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,017.20        $6.36          $1,018.90         $6.36
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,022.80        $1.17          $1,024.00         $1.17
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (0.50% for Investor Class, 0.48% for Class A, 1.25% for Class B and Class C and 0.23% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.


                                                   mainstayinvestments.com    21

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS AS OF OCTOBER 31, 2010 (Unaudited)

(PIE CHART)

Growth of Capital                               44.6
Capital Appreciation                            31.9
Total Return                                    23.7
Other Assets, Less Liabilities                  (0.2)




See Portfolio Investments on page 25 for specific holdings within these categories.



22    MainStay Growth Allocation Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Tony Elavia and Jonathan Swaney of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY GROWTH ALLOCATION FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Growth Allocation Fund returned 14.54% for Investor Class shares, 14.57% for Class A shares, 13.72% for Class B shares and 13.57% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 14.87%. All share classes underperformed the 17.62% return of the average Lipper(1) multi-cap core fund and the 16.52% return of the S&P 500(R) Index(2) for the 12 months ended October 31, 2010. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 19 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund invests in other mutual funds referred to as Underlying Funds. The Underlying Funds may invest in domestic or international stocks at various capitalization levels. The Fund's primary benchmark, on the other hand, consists entirely of U.S. large-cap stocks. Helping performance relative to the benchmark were Underlying Fund holdings that invested in mid- and small-cap stocks.

An emphasis on Underlying Equity Funds that tend to invest in high-quality stocks--that is, stocks issued by companies that offer consistently positive and growing cash flows and earnings--tended to detract from the Fund's relative performance. For at least part of the reporting period, lower-quality stocks that had been most heavily penalized during the credit crisis of 2008 and early 2009 experienced the most rapid increases in price as the market recovered. The Fund's "quality tilt," or preference for Underlying Equity Funds that invested in higher-quality stocks, was not a virtue in that environment.

HOW DID YOU ALLOCATE THE FUND'S ASSETS DURING THE REPORTING PERIOD AND WHY?

In managing the Fund, we considered a variety of information, including the portfolio-level characteristics of the Underlying Funds, such as capitalization, style biases and sector exposure. We also examined the attributes of the Underlying Funds' holdings, such as valuation metrics, earnings data and technical indicators. Finally, we evaluated the historical success of the portfolio managers responsible for the Underlying Funds. In general, we sought Underlying Equity Funds that had a track record of capable portfolio management, a presence in attractively valued market segments and investments in companies with strong management, fairly priced securities and strong price and earnings momentum.

During the 12-month reporting period, these techniques were generally unsuccessful in that they steered the Fund into investments in Underlying Equity Funds that, collectively, failed to match our return expectations. While many factors may have been involved, one that stood out was the Fund's tilt toward Underlying Equity Funds that prized earnings stability. We preferred these Underlying Equity Funds because high-quality stocks have historically been rewarded with higher returns than lower-quality stocks. For much of the reporting period, however, the reverse was true. Instead, investors purchased the most risk-laden and lowest-quality securities, anticipating that these securities would be the most likely to benefit from a recovery. This persistent "junk rally" was a substantial drag on the performance of the Fund.

HOW DID THE FUND'S ALLOCATIONS CHANGE OVER THE COURSE OF THE REPORTING PERIOD?

MainStay Large Cap Growth Fund and MainStay 130/30 Growth Fund saw some of the largest reductions during the reporting period. We used a substantial portion of the proceeds to invest in MainStay Epoch U.S. All Cap Fund. This shift reflected an effort to reduce the growth bias previously present in the Fund and adopt a more neutral style posture. The move was counterproductive in that growth stocks generally fared better than their value counterparts in the final months of the reporting period.

Also, the Fund continued to shift assets out of MainStay ICAP Equity Fund and MainStay ICAP Select Equity Fund into MainStay MAP Fund to improve diversification across management styles.

WERE THERE ANY OTHER SIGNIFICANT ALLOCATION CHANGES DURING THE REPORTING PERIOD?

We established a new position in MainStay Epoch Global Choice Fund early in December 2009. The investment was made to better diversify the Fund's Underlying International Equity Funds across management styles and to help counter a small bias toward value in that portion of the Fund.

DURING THE REPORTING PERIOD, WHICH UNDERLYING EQUITY FUNDS HAD THE HIGHEST TOTAL RETURNS AND WHICH UNDERLYING EQUITY FUNDS HAD THE LOWEST TOTAL RETURNS?

The highest returns among the Underlying Equity Funds in which the Fund invested came from MainStay U.S. Small Cap Fund and MainStay Large Cap Growth Fund. The lowest returns, although still decidedly positive, came from MainStay International Equity Fund and MainStay 130/30 Growth Fund.



1. See footnote on page 20 for more information on Lipper Inc.
2. See footnote on page 20 for more information on the S&P 500(R) Index.

                                                   mainstayinvestments.com    23

WHICH UNDERLYING EQUITY FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S OVERALL PERFORMANCE AND WHICH UNDERLYING EQUITY FUNDS WERE THE GREATEST DETRACTORS?

Large holdings of MainStay MAP Fund and MainStay Large Cap Growth Fund, both of which posted strong returns for the reporting period, made the greatest contribution to the performance of the equity portion of the Fund. Although all of the Fund's Underlying Equity Funds posted positive returns, the Underlying Equity Fund holdings that contributed the least were positions in MainStay S&P 500 Index Fund and MainStay Epoch Global Choice Fund.



Effective January 1, 2011, Madison Square Investors LLC will no longer serve as Subadvisor to the Fund, and New York Life Investment Management LLC will assume the day-to-day portfolio management of the Fund. In addition, effective January 1, 2011, Tony Elavia will no longer serve as a portfolio manager for the Fund. In this regard, Jae Yoon will replace Tony Elavia as a portfolio manager for the Fund. Jonathan Swaney will continue to serve as a portfolio manager for the Fund. For more information regarding these portfolio management changes, please refer to the relevant Prospectus supplement dated December 3, 2010.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

24    MainStay Growth Allocation Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                  SHARES         VALUE
AFFILIATED INVESTMENT COMPANIES 100.2%+
------------------------------------------------------

EQUITY FUNDS 100.2%
MainStay 130/30 Core
  Fund Class I (a)             4,332,920  $ 31,760,304
MainStay 130/30 Growth
  Fund Class I (a)(b)             92,407       753,115
MainStay 130/30 International
  Fund Class I (a)             1,889,748    12,850,287
MainStay Common Stock
  Fund Class I (a)             1,579,035    17,085,154
MainStay Epoch Global Choice
  Fund Class I (a)               280,338     4,090,126
MainStay Epoch U.S. All Cap
  Fund Class I (a)             1,450,388    32,256,621
MainStay Growth Equity
  Fund Class I (a)                68,316       717,321
MainStay ICAP Equity
  Fund Class I                   290,141     9,832,878
MainStay ICAP International
  Fund Class I                   437,848    12,811,443
MainStay ICAP Select Equity
  Fund Class I                   297,156     9,841,821
MainStay International Equity
  Fund Class I                 1,007,033    12,839,666
MainStay Large Cap Growth
  Fund Class I (b)             2,152,523    14,529,531
MainStay MAP
  Fund Class I                   933,586    28,371,683
MainStay S&P 500 Index
  Fund Class I                     7,967       219,881
MainStay U.S. Small Cap
  Fund Class I (a)(b)            990,880    15,527,097
                                          ------------
Total Investments
  (Cost $189,308,155) (c)          100.2%  203,486,928
Other Assets, Less
  Liabilities                       (0.2)     (361,725)
                               ---------  ------------

Net Assets                         100.0% $203,125,203
                               =========  ============





+    Percentages indicated are based on Fund
     net assets.
(a)  The Fund's ownership exceeds 5% of the
     outstanding shares of the Underlying
     Fund's share class (See Note 3).
(b)  Non-income producing Underlying Fund.
(c)  At October 31, 2010, cost is $197,166,338
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $14,327,974
Gross unrealized depreciation       (8,007,384)
                                   -----------
Net unrealized appreciation        $ 6,320,590
                                   ===========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities
Affiliated Investment Companies
  Equity Funds                                     $203,486,928     $     --      $     --  $203,486,928
                                                   ------------     --------      --------  ------------
Total Investments in Securities                    $203,486,928          $--           $--  $203,486,928
                                                   ============     ========      ========  ============




For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              25

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in affiliated investment
  companies, at value (identified
  cost $189,308,155)                  $203,486,928
Cash                                         4,326
Receivables:
  Fund shares sold                         156,802
  Manager (See Note 3)                      19,743
Other assets                                30,097
                                      ------------
     Total assets                      203,697,896
                                      ------------

LIABILITIES
--------------------------------------------------
Payables:
  Fund shares redeemed                     346,579
  Transfer agent (See Note 3)               95,539
  NYLIFE Distributors (See Note 3)          82,643
  Shareholder communication                 25,412
  Professional fees                         14,734
  Investment securities purchased            4,326
  Custodian                                    814
  Trustees                                     431
Accrued expenses                             2,215
                                      ------------
     Total liabilities                     572,693
                                      ------------
Net assets                            $203,125,203
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     19,994
Additional paid-in capital             228,680,225
                                      ------------
                                       228,700,219
Accumulated net realized loss on
  investments                          (39,753,789)
Net unrealized appreciation on
  investments                           14,178,773
                                      ------------
Net assets                            $203,125,203
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $ 66,012,608
                                      ============
Shares of beneficial interest
  outstanding                            6,461,108
                                      ============
Net asset value per share
  outstanding                         $      10.22
Maximum sales charge (5.50% of
  offering price)                             0.59
                                      ------------
Maximum offering price per share
  outstanding                         $      10.81
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $ 71,982,545
                                      ============
Shares of beneficial interest
  outstanding                            7,045,410
                                      ============
Net asset value per share
  outstanding                         $      10.22
Maximum sales charge (5.50% of
  offering price)                             0.59
                                      ------------
Maximum offering price per share
  outstanding                         $      10.81
                                      ============
CLASS B
Net assets applicable to outstanding
  shares                              $ 52,053,265
                                      ============
Shares of beneficial interest
  outstanding                            5,189,306
                                      ============
Net asset value and offering price
  per share outstanding               $      10.03
                                      ============
CLASS C
Net assets applicable to outstanding
  shares                              $ 11,598,947
                                      ============
Shares of beneficial interest
  outstanding                            1,154,935
                                      ============
Net asset value and offering price
  per share outstanding               $      10.04
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $  1,477,838
                                      ============
Shares of beneficial interest
  outstanding                              143,053
                                      ============
Net asset value and offering price
  per share outstanding               $      10.33
                                      ============





26    MainStay Growth Allocation Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividend distributions from
     affiliated investment companies  $ 1,640,794
                                      -----------
EXPENSES
  Distribution/Service--Investor
     Class (See Note 3)                   150,947
  Distribution/Service--Class A (See
     Note 3)                              168,751
  Distribution/Service--Class B (See
     Note 3)                              506,984
  Distribution/Service--Class C (See
     Note 3)                              114,642
  Transfer agent (See Note 3)             531,320
  Registration                             78,822
  Professional fees                        53,341
  Shareholder communication                50,945
  Custodian                                10,878
  Trustees                                  6,503
  Miscellaneous                            12,570
                                      -----------
     Total expenses before
       waiver/reimbursement             1,685,703
  Expense waiver/reimbursement from
     Manager (See Note 3)                (283,235)
                                      -----------
     Net expenses                       1,402,468
                                      -----------
Net investment income                     238,326
                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
-------------------------------------------------
Net realized loss on affiliated
  investment company transactions      (8,268,603)
Net change in unrealized
  appreciation (depreciation) on
  investments                          33,238,207
                                      -----------
Net realized and unrealized gain on
  investments                          24,969,604
                                      -----------
Net increase in net assets resulting
  from operations                     $25,207,930
                                      ===========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                      2010          2009
INCREASE IN NET ASSETS
--------------------------------------------------------
Operations:
 Net investment income        $    238,326  $  1,755,484
 Net realized loss on
  investments from
  affiliated investment
  company transactions          (8,268,603)  (29,579,724)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                   33,238,207    49,785,066
                              --------------------------
 Net increase in net assets
  resulting from operations     25,207,930    21,960,826
                              --------------------------
Dividends and distributions
 to shareholders:
 From net investment
  income:
    Investor Class                (316,041)     (704,990)
    Class A                       (373,510)   (1,021,607)
    Class B                             --      (380,935)
    Class C                             --       (78,878)
    Class I                         (9,797)      (16,651)
                              --------------------------
                                  (699,348)   (2,203,061)
                              --------------------------
 From net realized gain on
  investments:
    Investor Class                      --      (391,096)
    Class A                             --      (561,229)
    Class B                             --      (420,672)
    Class C                             --       (86,552)
    Class I                             --        (8,108)
                              --------------------------
                                        --    (1,467,657)
                              --------------------------
 Total dividends and
  distributions to
  shareholders                    (699,348)   (3,670,718)
                              --------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        36,153,029    39,274,883
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions                669,513     3,524,795
 Cost of shares redeemed       (36,201,746)  (32,171,779)
                              --------------------------
    Increase in net assets
     derived from capital
     share transactions            620,796    10,627,899
                              --------------------------
    Net increase in net
     assets                     25,129,378    28,918,007
NET ASSETS
--------------------------------------------------------
Beginning of year              177,995,825   149,077,818
                              --------------------------
End of year                   $203,125,203  $177,995,825
                              ==========================





28    MainStay Growth Allocation Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              29

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                      INVESTOR CLASS
                                     ------------------------------------------------
                                                                   FEBRUARY 28,
                                                                      2008**
                                                                      THROUGH
                                     YEAR ENDED OCTOBER 31,         OCTOBER 31,
                                       2010           2009             2008
Net asset value at beginning of
  period                             $  8.97        $  8.09           $ 11.68
                                     -------        -------           -------
Net investment income (loss) (a)        0.03           0.10              0.01
Net realized and unrealized gain
  (loss) on investments                 1.27           1.00             (3.60)
                                     -------        -------           -------
Total from investment operations        1.30           1.10             (3.59)
                                     -------        -------           -------
Less dividends and distributions:
  From net investment income           (0.05)         (0.14)               --
  From net realized gain on
     investments                          --          (0.08)               --
                                     -------        -------           -------
Total dividends and distributions      (0.05)         (0.22)               --
                                     -------        -------           -------
Net asset value at end of period     $ 10.22        $  8.97           $  8.09
                                     =======        =======           =======
Total investment return (b)           14.54 %         14.13%           (30.74%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)          0.35%          1.30%             0.19%++
  Net expenses (d)                      0.50%          0.50%             0.50%++
  Expenses (before
     waiver/reimbursement) (d)          0.73%          0.88%             0.75%++
Portfolio turnover rate                   54%            42%               37%
Net assets at end of period (in
  000's)                             $66,013        $54,578           $38,881




                                                                      CLASS B
                                     -------------------------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                       2010           2009           2008           2007           2006
Net asset value at beginning of
  period                             $  8.82        $  7.94        $ 13.56        $ 11.97        $ 10.47
                                     -------        -------        -------        -------        -------
Net investment income (loss) (a)       (0.04)          0.05          (0.03)         (0.04)         (0.10)
Net realized and unrealized gain
  (loss) on investments                 1.25           0.98          (5.01)          2.07           1.72
                                     -------        -------        -------        -------        -------
Total from investment operations        1.21           1.03          (5.04)          2.03           1.62
                                     -------        -------        -------        -------        -------
Less dividends and distributions:
  From net investment income              --          (0.07)         (0.24)         (0.12)         (0.07)
  From net realized gain on
     investments                          --          (0.08)         (0.34)         (0.32)         (0.05)
                                     -------        -------        -------        -------        -------
Total dividends and distributions         --          (0.15)         (0.58)         (0.44)         (0.12)
                                     -------        -------        -------        -------        -------
Net asset value at end of period     $ 10.03        $  8.82        $  7.94        $ 13.56        $ 11.97
                                     =======        =======        =======        =======        =======
Total investment return (b)            13.72%         13.32%        (38.65%)        17.44%         15.59%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)         (0.38%)         0.65%         (0.24%)        (0.34%)        (0.91%)
  Net expenses (d)                      1.25%          1.25%          1.25%          1.23%          1.27%
  Expenses (before
     waiver/reimbursement) (d)          1.48%          1.64%          1.44%          1.30%          1.30%
Portfolio turnover rate                   54%            42%            37%            17%            84%
Net assets at end of period (in
  000's)                             $52,053        $49,206        $42,501        $59,902        $27,770



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.




30    MainStay Growth Allocation Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                            CLASS A
      ----------------------------------------------------------------------------------



                                    YEAR ENDED OCTOBER 31,
        2010             2009             2008             2007              2006

      $  8.97          $  8.08          $ 13.78          $  12.08          $ 10.51
      -------          -------          -------          --------          -------
         0.04             0.12             0.07              0.05            (0.03)
         1.26             0.99            (5.11)             2.11             1.74
      -------          -------          -------          --------          -------
         1.30             1.11            (5.04)             2.16             1.71
      -------          -------          -------          --------          -------

        (0.05)           (0.14)           (0.32)            (0.14)           (0.09)
           --            (0.08)           (0.34)            (0.32)           (0.05)
      -------          -------          -------          --------          -------
        (0.05)           (0.22)           (0.66)            (0.46)           (0.14)
      -------          -------          -------          --------          -------
      $ 10.22          $  8.97          $  8.08          $  13.78          $ 12.08
      =======          =======          =======          ========          =======
        14.57%           14.29%          (38.20%)           18.42%           16.49%

         0.38%            1.55%            0.60%             0.41%           (0.25%)
         0.48%            0.48%            0.49%             0.48%            0.52%
         0.48%            0.52%            0.57%             0.55%            0.55%
           54%              42%              37%               17%              84%
      $71,983          $62,210          $58,165          $116,123          $54,499



                                           CLASS C
      --------------------------------------------------------------------------------
                                YEAR ENDED OCTOBER 31,
        2010             2009             2008             2007            2006

      $  8.84          $  7.96          $ 13.58          $ 11.97          $10.46
      -------          -------          -------          -------          ------
        (0.04)            0.05            (0.02)           (0.03)          (0.11)
         1.24             0.98            (5.02)            2.08            1.74
      -------          -------          -------          -------          ------
         1.20             1.03            (5.04)            2.05            1.63
      -------          -------          -------          -------          ------

           --            (0.07)           (0.24)           (0.12)          (0.07)
           --            (0.08)           (0.34)           (0.32)          (0.05)
      -------          -------          -------          -------          ------
           --            (0.15)           (0.58)           (0.44)          (0.12)
      -------          -------          -------          -------          ------
      $ 10.04          $  8.84          $  7.96          $ 13.58          $11.97
      =======          =======          =======          =======          ======
        13.57%           13.29%          (38.58%)          17.51%          15.79%

        (0.39%)           0.61%           (0.21%)          (0.26%)         (0.95%)
         1.25%            1.25%            1.25%            1.23%           1.27%
         1.48%            1.64%            1.44%            1.30%           1.30%
           54%              42%              37%              17%             84%
      $11,599          $10,773          $ 8,682          $13,668          $8,640




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              31

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                    CLASS I
                                     ---------------------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                      2010          2009           2008          2007          2006
Net asset value at beginning of
  period                             $ 9.06        $ 8.17        $ 13.91        $12.17        $10.52
                                     ------        ------        -------        ------        ------
Net investment income (a)              0.06          0.12           0.07          0.05          0.01
Net realized and unrealized gain
  (loss) on investments                1.28          1.01          (5.12)         2.16          1.79
                                     ------        ------        -------        ------        ------
Total from investment operations       1.34          1.13          (5.05)         2.21          1.80
                                     ------        ------        -------        ------        ------
Less dividends and distributions:
  From net investment income          (0.07)        (0.16)         (0.35)        (0.15)        (0.10)
  From net realized gain on
     investments                         --         (0.08)         (0.34)        (0.32)        (0.05)
                                     ------        ------        -------        ------        ------
Total dividends and distributions     (0.07)        (0.24)         (0.69)        (0.47)        (0.15)
                                     ------        ------        -------        ------        ------
Net asset value at end of period     $10.33        $ 9.06        $  8.17        $13.91        $12.17
                                     ======        ======        =======        ======        ======
Total investment return (b)           14.87%        14.40%        (38.00%)       18.68%        17.36%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                0.64%         1.50%          0.62%         0.41%         0.06%
  Net expenses (c)                     0.23%         0.25%          0.25%         0.24%         0.25%
  Expenses (before
     waiver/reimbursement) (c)         0.23%         0.27%          0.28%         0.40%         0.28%
Portfolio turnover rate                  54%           42%            37%           17%           84%
Net assets at end of period (in
  000's)                             $1,478        $1,229        $   849        $  107        $   14



(a)  Per share data based on average shares outstanding during the period.
(b) Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.




32    MainStay Growth Allocation Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MAINSTAY MODERATE ALLOCATION FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.



(LINE GRAPH)

                      MAINSTAY MODERATE
                       ALLOCATION FUND                                   BARCLAYS CAPITAL
                           CLASS I         S&P 500(R)    MSCI EAFE(R)     U.S. AGGREGATE
                            SHARES            INDEX          INDEX          BOND INDEX
                      -----------------    ----------    ------------    ----------------
4/4/05                      10000             10000          10000             10000
10/31/05                    10380             10365          10731             10129
10/31/06                    11691             12059          13684             10655
10/31/07                    13262             13815          17093             11228
10/31/08                     9875              8828           9124             11262
10/31/09                    11593              9694          11652             12815
10/31/10                    13093             11295          12626             13842




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                          SALES CHARGE                                                  ONE YEAR    FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge                     With sales charges           6.30%        3.27%
                                                                                  Excluding sales charges     12.49         4.45
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge                     With sales charges           6.45         3.28
                                                                                  Excluding sales charges     12.65         4.46
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares              Maximum 5% CDSC                                       With sales charges           6.71         3.30
                            if Redeemed Within the First Six Years of Purchase    Excluding sales charges     11.71         3.65
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares              Maximum 1% CDSC                                       With sales charges          10.69         3.64
                            if Redeemed Within One Year of Purchase               Excluding sales charges     11.69         3.64
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                                   12.94         4.75
-----------------------------------------------------------------------------------------------------------------------------------

                              SINCE        GROSS
                            INCEPTION     EXPENSE
CLASS                        (4/4/05)    RATIO(2)
-------------------------------------------------
Investor Class Shares(3)      3.61%        1.68%
                              4.66         1.68
-------------------------------------------------
Class A Shares                3.61         1.38
                              4.67         1.38
-------------------------------------------------
Class B Shares                3.71         2.44
                              3.86         2.44
-------------------------------------------------
Class C Shares                3.85         2.44
                              3.85         2.44
-------------------------------------------------
Class I Shares                4.95         1.13
-------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for the Investor Class shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    33

BENCHMARK PERFORMANCE                                              ONE      FIVE       SINCE
                                                                  YEAR     YEARS    INCEPTION
S&P 500(R) Index(4)                                              16.52%    1.73%       2.21%
----------------------------------------------------------------------------------------------
MSCI EAFE(R) Index(5)                                             8.36     3.31        4.27
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(6)                     8.01     6.45        6.01
----------------------------------------------------------------------------------------------
Average Lipper Mixed-Asset Target Allocation Moderate Fund(7)    13.15     3.54        3.69
----------------------------------------------------------------------------------------------






4. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. The S&P 500(R) Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
5. The MSCI(R) EAFE Index is an index of international stocks representing the developed world outside North America. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
6. The Barclays Capital U.S. Aggregate Bond Index consists of the following other unmanaged Barclays Capital indices: the Government Bond Index, the Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed-rate coupon, a remaining maturity of at least one year and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
7. The average Lipper mixed-asset target allocation moderate fund is representative of funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


34    MainStay Moderate Allocation Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY MODERATE ALLOCATION FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,032.30        $2.56          $1,022.70         $2.55
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,032.30        $1.90          $1,023.30         $1.89
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES                      $1,000.00       $1,027.80        $6.39          $1,018.90         $6.36
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,027.80        $6.39          $1,018.90         $6.36
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,033.10        $0.67          $1,024.60         $0.66
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (0.50% for Investor Class, 0.37% for Class A, 1.25% for Class B and Class C and 0.13% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.


                                                   mainstayinvestments.com    35

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS AS OF OCTOBER 31, 2010 (Unaudited)

(PIE CHART)

Total Return                                    39.1
Growth of Capital                               28.4
Capital Appreciation                            20.2
Current Income                                  12.4
Other Assets, Less Liabilities                  (0.1)




See Portfolio of Investments on page 39 for specific holdings within these categories.



36    MainStay Moderate Allocation Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Tony Elavia and Jonathan Swaney of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY MODERATE ALLOCATION FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Moderate Allocation Fund returned 12.49% for Investor Class shares, 12.65% for Class A shares, 11.71% for Class B shares and 11.69% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 12.94%. All share classes underperformed the 13.15% return of the average Lipper(1) mixed-asset target allocation moderate fund and the 16.52% return of the S&P 500(R) Index(2) for the 12 months ended October 31, 2010. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 33 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund invests in other mutual funds referred to as Underlying Funds. The Underlying Funds may invest in fixed-income securities or in domestic or international stocks at various capitalization levels. The Fund's primary benchmark, on the other hand, consists entirely of U.S. large-cap stocks.

An emphasis on Underlying Equity Funds that tend to invest in high-quality stocks--that is, stocks issued by companies that offer consistently positive and growing cash flows and earnings--tended to detract modestly from the Fund's relative performance. For at least part of the reporting period, lower-quality stocks that had been most heavily penalized during the credit crisis of 2008 and early 2009 experienced the most rapid increases in price as the market recovered. The Fund's "quality tilt," or preference for Underlying Equity Funds that invested in higher-quality stocks, was not a virtue in that environment.

In the fixed-income portion of the Fund, positions in Underlying Funds that invested outside the traditional investment-grade bond universe--especially in high-yield bonds, convertible bonds or emerging-market debt--gave a substantial boost to returns relative to the Fund's benchmark and its peers. Also helping performance relative to the benchmark were Underlying Equity Fund holdings that invested in mid-cap and small-cap stocks.

HOW DID YOU ALLOCATE THE FUND'S ASSETS DURING THE REPORTING PERIOD AND WHY?

In managing the Fund, we considered a variety of information, including the portfolio-level characteristics of the Underlying Funds, such as capitalization, style biases and sector exposure. We also examined the attributes of the Underlying Funds' holdings, such as valuation metrics, earnings data and technical indicators. Finally, we evaluated the historical success of the portfolio managers responsible for the Underlying Funds. In general, we sought Underlying Equity Funds that had a track record of capable portfolio management, a presence in attractively valued market segments and investments in companies with strong management, fairly priced securities and strong price and earnings momentum. Underlying Fixed Income Funds were selected based upon the type and country of issuance of the securities in which they invested and the average credit quality and duration(3) of these securities.

During the 12-month reporting period, these techniques were generally unsuccessful in that they steered the Fund into investments in Underlying Equity Funds that, collectively, failed to match our return expectations. While many factors may have been involved, one that stood out was the Fund's tilt toward Underlying Equity Funds that prized earnings stability. We preferred these Underlying Equity Funds because high-quality stocks have historically been rewarded with higher returns than lower-quality stocks. For much of the reporting period, however, the reverse was true. Instead, investors purchased the most risk-laden and lowest-quality securities, anticipating that these securities would be the most likely to benefit from a recovery. This persistent "junk rally" was a substantial drag on the performance of the Fund.

HOW DID THE FUND'S ALLOCATIONS CHANGE OVER THE COURSE OF THE REPORTING PERIOD?

MainStay Large Cap Growth Fund and MainStay 130/30 Growth Fund saw some of the largest reductions during the reporting period. We used a substantial portion of the proceeds to invest in MainStay Epoch U.S. All Cap Fund. This shift reflected an effort to reduce the growth bias previously present in the Fund and adopt a more neutral style posture. The move was counterproductive in that growth stocks generally fared better than their value counterparts in the final months of the reporting period.

Another significant change was the introduction of MainStay Convertible Fund. This was a positive development because convertibles, which are sensitive to changes in equity prices, rose sharply in recent months.

WERE THERE ANY OTHER SIGNIFICANT ALLOCATION CHANGES DURING THE REPORTING PERIOD?

We established a new position in MainStay Global High Income Fund during the summer of 2010. The investment was made to reflect the improved creditworthiness of many emerging-market borrowers, the potential for further devaluation in the U.S. dollar and attractive debt yields in emerging markets.



1. See footnote on page 34 for more information on Lipper Inc.
2. See footnote on page 34 for more information on the S&P 500(R) Index.
3. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

                                                   mainstayinvestments.com    37

We established a new position in MainStay Epoch Global Choice Fund early in December 2009. The investment was made to better diversify the Fund's Underlying International Equity Funds across management styles and to help counter a small bias toward value in that portion of the Fund.

DURING THE REPORTING PERIOD, WHICH UNDERLYING EQUITY FUNDS HAD THE HIGHEST TOTAL RETURNS AND WHICH UNDERLYING EQUITY FUNDS HAD THE LOWEST TOTAL RETURNS?

The highest returns among the Underlying Equity Funds in which the Fund invested came from MainStay U.S. Small Cap Fund and MainStay Large Cap Growth Fund. The lowest returns, although still decidedly positive, came from MainStay International Equity Fund and MainStay 130/30 Growth Fund.

WHICH UNDERLYING EQUITY FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S OVERALL PERFORMANCE, AND WHICH UNDERLYING EQUITY FUNDS WERE THE GREATEST DETRACTORS?

Large holdings of MainStay MAP Fund and MainStay Large Cap Growth Fund, both of which posted strong returns for the reporting period, made the greatest contribution to the performance of the equity portion of the Fund. Although all of the Fund's Underlying Equity Funds posted positive returns, the Underlying Equity Fund holdings that contributed the least were positions in MainStay S&P 500 Index Fund and MainStay Epoch Global Choice Fund.

WHAT FACTORS AND RISKS AFFECTED THE FUND'S UNDERLYING FIXED INCOME FUND INVESTMENTS DURING THE REPORTING PERIOD?

During the reporting period, the market reflected lingering concerns about the strength of the economy. These concerns--along with efforts by the Federal Reserve to contain borrowing costs--brought long-term interest rates down to levels not seen in many decades. Meanwhile, improving corporate profitability led to a further narrowing of credit spreads(4) at the lower end of the quality spectrum.

DURING THE REPORTING PERIOD, WHICH FIXED-INCOME MARKET SEGMENTS WERE STRONG PERFORMERS AND WHICH SEGMENTS WERE PARTICULARLY WEAK?

In general, long duration and low quality were favored during the reporting period. Underlying Fixed Income Funds that invested in high-yield and emerging-market bonds performed best. Underlying Funds that invested in cash or cash equivalents, which effectively had no nominal return, fared worst, followed by Underlying Funds that focused on high-grade, short-term securities.

WHICH UNDERLYING FIXED INCOME FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE, AND WHICH UNDERLYING FIXED INCOME FUNDS WERE THE GREATEST DETRACTORS?

Not unexpectedly, the largest fixed-income contributions to return came from what were, by a comfortable margin, the Fund's largest Underlying Fixed Income Fund holdings. These included MainStay Indexed Bond Fund and MainStay Intermediate Term Bond Fund. The Fund's position in MainStay High Yield Opportunities Fund was noteworthy for having contributed to return on a scale disproportionate to the size of the investment.

As with equities, there were no Underlying Fixed Income Fund investments that provided negative total returns. The smallest contribution came from MainStay Global High Income Fund, but only because that was a very small position and was established late in the reporting period.


4. The terms "credit spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

Effective January 1, 2011, Madison Square Investors LLC will no longer serve as Subadvisor to the Fund, and New York Life Investment Management LLC will assume the day-to-day portfolio management of the Fund. In addition, effective January 1, 2011, Tony Elavia will no longer serve as a portfolio manager for the Fund. In this regard, Jae Yoon will replace Tony Elavia as a portfolio manager for the Fund. Jonathan Swaney will continue to serve as a portfolio manager for the Fund. For more information regarding these portfolio management changes, please refer to the relevant Prospectus supplement dated December 3, 2010.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

38    MainStay Moderate Allocation Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                  SHARES          VALUE
AFFILIATED INVESTMENT COMPANIES 100.1%+
-------------------------------------------------------

EQUITY FUNDS 60.3%
MainStay 130/30 Core
  Fund Class I (a)             5,251,797  $  38,495,670
MainStay 130/30 Growth
  Fund Class I (a)(b)            200,281      1,632,294
MainStay 130/30 International
  Fund Class I (a)             1,941,660     13,203,289
MainStay Common Stock
  Fund Class I (a)             2,656,238     28,740,491
MainStay Epoch Global Choice
  Fund Class I (a)               272,786      3,979,944
MainStay Epoch U.S. All Cap
  Fund Class I (a)             1,578,397     35,103,554
MainStay Growth Equity
  Fund Class I (a)                46,781        491,198
MainStay ICAP Equity
  Fund Class I                   517,284     17,530,767
MainStay ICAP International
  Fund Class I                   450,118     13,170,443
MainStay ICAP Select Equity
  Fund Class I                   530,457     17,568,752
MainStay International Equity
  Fund Class I                 1,027,374     13,099,017
MainStay Large Cap Growth
  Fund Class I (b)             3,114,869     21,025,364
MainStay MAP
  Fund Class I                 1,149,529     34,934,189
MainStay S&P 500 Index
  Fund Class I                    41,731      1,151,765
MainStay U.S. Small Cap
  Fund Class I (b)               405,013      6,346,551
                                          -------------
Total Equity Funds
  (Cost $225,803,806)                       246,473,288
                                          -------------

FIXED INCOME FUNDS 39.8%
MainStay Convertible
  Fund Class I                   540,038      8,181,580
MainStay Floating Rate
  Fund Class I (a)             2,691,471     25,380,570
MainStay Global High Income
  Fund Class I                   162,962      2,025,623
MainStay High Yield Corporate
  Bond Fund Class I            1,653,792      9,790,449
MainStay High Yield
  Opportunities
  Fund Class I                 1,122,131     13,544,118
MainStay Indexed Bond
  Fund Class I (a)             6,150,678     72,393,484
MainStay Intermediate Term
  Bond Fund Class I (a)        2,849,704     31,033,271
                                          -------------
Total Fixed Income Funds
  (Cost $151,779,220)                       162,349,095
                                          -------------
Total Investments
  (Cost $377,583,026) (c)          100.1%   408,822,383
Other Assets, Less
  Liabilities                       (0.1)      (227,192)
                               ---------  -------------

Net Assets                         100.0%  $408,595,191
                               =========  =============





+    Percentages indicated are based on Fund
     net assets.
(a)  The Fund's ownership exceeds 5% of the
     outstanding shares of the Underlying
     Fund's share class (See Note 3).
(b)  Non-income producing Underlying Fund.
(c)  At October 31, 2010, cost is $385,801,841
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $31,239,357
Gross unrealized depreciation       (8,218,815)
                                   -----------
Net unrealized appreciation        $23,020,542
                                   ===========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                   QUOTED PRICES
                                                       IN ACTIVE  SIGNIFICANT
                                                     MARKETS FOR        OTHER   SIGNIFICANT
                                                       IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                          ASSETS       INPUTS        INPUTS
 DESCRIPTION                                           (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities
Affiliated Investment Companies
  Equity Funds                                      $246,473,288     $     --      $     --  $246,473,288
  Fixed Income Funds                                 162,349,095           --            --   162,349,095
                                                    ------------     --------      --------  ------------
Total Investments in Securities                     $408,822,383          $--           $--  $408,822,383
                                                    ============     ========      ========  ============




For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              39

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in affiliated investment
  companies, at value (identified
  cost $377,583,026)                  $408,822,383
Cash                                        65,332
Receivables:
  Fund shares sold                         179,763
  Manager (See Note 3)                      10,869
Other assets                                34,582
                                      ------------
     Total assets                      409,112,929
                                      ------------

LIABILITIES
--------------------------------------------------
Payables:
  NYLIFE Distributors (See Note 3)         153,003
  Fund shares redeemed                     113,887
  Transfer agent (See Note 3)              110,659
  Investment securities purchased           65,332
  Shareholder communication                 46,165
  Professional fees                         23,969
  Custodian                                  1,242
  Trustees                                     963
Accrued expenses                             2,518
                                      ------------
     Total liabilities                     517,738
                                      ------------
Net assets                            $408,595,191
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     37,733
Additional paid-in capital             412,042,834
                                      ------------
                                       412,080,567
Undistributed net investment income      3,630,179
Accumulated net realized loss on
  investments                          (38,354,912)
Net unrealized appreciation on
  investments                           31,239,357
                                      ------------
Net assets                            $408,595,191
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $ 78,993,389
                                      ============
Shares of beneficial interest
  outstanding                            7,270,802
                                      ============
Net asset value per share
  outstanding                         $      10.86
Maximum sales charge (5.50% of
  offering price)                             0.63
                                      ------------
Maximum offering price per share
  outstanding                         $      11.49
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $210,071,409
                                      ============
Shares of beneficial interest
  outstanding                           19,332,446
                                      ============
Net asset value per share
  outstanding                         $      10.87
Maximum sales charge (5.50% of
  offering price)                             0.63
                                      ------------
Maximum offering price per share
  outstanding                         $      11.50
                                      ============
CLASS B
Net assets applicable to outstanding
  shares                              $ 72,828,970
                                      ============
Shares of beneficial interest
  outstanding                            6,790,803
                                      ============
Net asset value and offering price
  per share outstanding               $      10.72
                                      ============
CLASS C
Net assets applicable to outstanding
  shares                              $ 37,895,322
                                      ============
Shares of beneficial interest
  outstanding                            3,532,921
                                      ============
Net asset value and offering price
  per share outstanding               $      10.73
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $  8,806,101
                                      ============
Shares of beneficial interest
  outstanding                              806,233
                                      ============
Net asset value and offering price
  per share outstanding               $      10.92
                                      ============





40    MainStay Moderate Allocation Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividend distributions from
     affiliated investment companies  $ 8,007,770
                                      -----------
EXPENSES
  Distribution/Service--Investor
     Class (See Note 3)                   178,038
  Distribution/Service--Class A (See
     Note 3)                              474,441
  Distribution/Service--Class B (See
     Note 3)                              701,415
  Distribution/Service--Class C (See
     Note 3)                              360,836
  Transfer agent (See Note 3)             619,213
  Registration                             88,679
  Professional fees                        74,472
  Shareholder communication                58,466
  Custodian                                13,601
  Trustees                                 12,904
  Miscellaneous                            18,242
                                      -----------
     Total expenses before
       waiver/reimbursement             2,600,307
  Expense waiver/reimbursement from
     Manager (See Note 3)                (183,156)
                                      -----------
     Net expenses                       2,417,151
                                      -----------
Net investment income                   5,590,619
                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
-------------------------------------------------
Net realized gain (loss) on:
  Affiliated investment company
     transactions                        (975,596)
  Capital gain distributions from
     affiliated investment companies      231,454
                                      -----------
Net realized loss on investments
  from affiliated investment
  companies                              (744,142)
                                      -----------
Net change in unrealized
  appreciation (depreciation) on
  investments                          38,377,303
                                      -----------
Net realized and unrealized gain on
  investments                          37,633,161
                                      -----------
Net increase in net assets resulting
  from operations                     $43,223,780
                                      ===========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                      2010          2009
INCREASE IN NET ASSETS
--------------------------------------------------------
Operations:
 Net investment income        $  5,590,619  $  6,878,826
 Net realized loss on
  investments from
  affiliated investment
  company transactions            (744,142)  (34,280,675)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                   38,377,303    75,467,921
                              --------------------------
 Net increase in net assets
  resulting from operations     43,223,780    48,066,072
                              --------------------------
Dividends and distributions
 to shareholders:
 From net investment
  income:
    Investor Class              (1,212,168)   (1,390,306)
    Class A                     (3,395,080)   (4,314,751)
    Class B                       (828,622)   (1,235,625)
    Class C                       (418,401)     (596,495)
    Class I                        (93,813)     (129,723)
                              --------------------------
                                (5,948,084)   (7,666,900)
                              --------------------------
 From net realized gain on
  investments:
    Investor Class                      --      (586,276)
    Class A                             --    (1,824,129)
    Class B                             --      (729,808)
    Class C                             --      (352,872)
    Class I                             --       (50,077)
                              --------------------------
                                        --    (3,543,162)
                              --------------------------
 Total dividends and
  distributions to
  shareholders                  (5,948,084)  (11,210,062)
                              --------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        93,395,160    76,669,485
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions              5,618,137    10,605,468
 Cost of shares redeemed       (72,503,377)  (62,845,725)
                              --------------------------
    Increase in net assets
     derived from capital
     share transactions         26,509,920    24,429,228
                              --------------------------
    Net increase in net
     assets                     63,785,616    61,285,238
NET ASSETS
--------------------------------------------------------
Beginning of year              344,809,575   283,524,337
                              --------------------------
End of year                   $408,595,191  $344,809,575
                              ==========================
Undistributed net investment
 income at end of year        $  3,630,179  $  3,856,703
                              ==========================





42    MainStay Moderate Allocation Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              43

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                      INVESTOR CLASS
                                     ------------------------------------------------
                                                                   FEBRUARY 28,
                                                                      2008**
                                                                      THROUGH
                                     YEAR ENDED OCTOBER 31,         OCTOBER 31,
                                       2010           2009             2008
Net asset value at beginning of
  period                             $  9.84        $  8.77           $ 11.12
                                     -------        -------           -------
Net investment income                   0.17 (a)       0.22 (a)          0.14 (a)
Net realized and unrealized gain
  (loss) on investments                 1.03           1.22             (2.49)
                                     -------        -------           -------
Total from investment operations        1.20           1.44             (2.35)
                                     -------        -------           -------
Less dividends and distributions:
  From net investment income           (0.18)         (0.26)               --
  From net realized gain on
     investments                          --          (0.11)               --
                                     -------        -------           -------
Total dividends and distributions      (0.18)         (0.37)               --
                                     -------        -------           -------
Net asset value at end of period     $ 10.86        $  9.84           $  8.77
                                     =======        =======           =======
Total investment return (b)            12.49%         17.12%           (21.13%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 1.64%          2.48%             1.94%++
  Net expenses (d)                      0.50%          0.46%             0.45%++
  Expenses (before
     waiver/reimbursement) (d)          0.60%          0.73%             0.61%++
Portfolio turnover rate                   41%            35%               40%
Net assets at end of period (in
  000's)                             $78,993        $63,454           $46,290




                                                                      CLASS B
                                     -------------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                       2010           2009           2008           2007           2006
Net asset value at beginning of
  period                             $  9.72        $  8.65        $ 12.23        $ 11.30        $ 10.32
                                     -------        -------        -------        -------        -------
Net investment income                   0.09 (a)       0.15 (a)       0.15 (a)       0.18           0.13 (a)
Net realized and unrealized gain
  (loss) on investments                 1.03           1.21          (3.27)          1.18           1.02
                                     -------        -------        -------        -------        -------
Total from investment operations        1.12           1.36          (3.12)          1.36           1.15
                                     -------        -------        -------        -------        -------
Less dividends and distributions:
  From net investment income           (0.12)         (0.18)         (0.26)         (0.16)         (0.17)
  From net realized gain on
     investments                          --          (0.11)         (0.20)         (0.27)         (0.00)++
                                     -------        -------        -------        -------        -------
Total dividends and distributions      (0.12)         (0.29)         (0.46)         (0.43)         (0.17)
                                     -------        -------        -------        -------        -------
Net asset value at end of period     $ 10.72        $  9.72        $  8.65        $ 12.23        $ 11.30
                                     =======        =======        =======        =======        =======
Total investment return (b)            11.71%         16.34%        (26.41%)        12.38%         11.31%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 0.89%          1.77%          1.38%          1.54%          1.21%
  Net expenses (d)                      1.25%          1.21%          1.22%          1.21%          1.20%
  Expenses (before
     waiver/reimbursement) (d)          1.35%          1.49%          1.32%          1.21%          1.20%
Portfolio turnover rate                   41%            35%            40%            10%            48%
Net assets at end of period (in
  000's)                             $72,829        $67,726        $58,738        $63,929        $37,649



**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.




44    MainStay Moderate Allocation Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                              CLASS A
      --------------------------------------------------------------------------------------



                                      YEAR ENDED OCTOBER 31,
        2010              2009              2008              2007              2006

      $   9.83          $   8.76          $  12.32          $  11.34          $  10.35
      --------          --------          --------          --------          --------
          0.18 (a)          0.22 (a)          0.24 (a)          0.27              0.20 (a)
          1.05              1.22             (3.29)             1.18              1.04
      --------          --------          --------          --------          --------
          1.23              1.44             (3.05)             1.45              1.24
      --------          --------          --------          --------          --------

         (0.19)            (0.26)            (0.31)            (0.20)            (0.25)
            --             (0.11)            (0.20)            (0.27)            (0.00)++
      --------          --------          --------          --------          --------
         (0.19)            (0.37)            (0.51)            (0.47)            (0.25)
      --------          --------          --------          --------          --------
      $  10.87          $   9.83          $   8.76          $  12.32          $  11.34
      ========          ========          ========          ========          ========
         12.65%            17.14%           (25.78%)           13.18%            12.18%

          1.76%             2.56%             2.17%             2.27%             1.84%
          0.38%             0.43%             0.46%             0.46%             0.45%
          0.38%             0.43%             0.46%             0.46%             0.45%
            41%               35%               40%               10%               48%
      $210,071          $176,139          $146,133          $192,835          $107,586



                                           CLASS C
      ---------------------------------------------------------------------------------
                                   YEAR ENDED OCTOBER 31,
        2010             2009             2008             2007             2006

      $  9.72          $  8.66          $ 12.23          $ 11.30          $ 10.32
      -------          -------          -------          -------          -------
         0.09 (a)         0.15 (a)         0.15 (a)         0.19             0.12 (a)
         1.04             1.20            (3.26)            1.17             1.03
      -------          -------          -------          -------          -------
         1.13             1.35            (3.11)            1.36             1.15
      -------          -------          -------          -------          -------

        (0.12)           (0.18)           (0.26)           (0.16)           (0.17)
           --            (0.11)           (0.20)           (0.27)           (0.00)++
      -------          -------          -------          -------          -------
        (0.12)           (0.29)           (0.46)           (0.43)           (0.17)
      -------          -------          -------          -------          -------
      $ 10.73          $  9.72          $  8.66          $ 12.23          $ 11.30
      =======          =======          =======          =======          =======
        11.69%           16.19%          (26.33%)          12.37%           11.31%

         0.90%            1.78%            1.39%            1.52%            1.11%
         1.25%            1.21%            1.22%            1.21%            1.20%
         1.35%            1.49%            1.32%            1.21%            1.20%
           41%              35%              40%              10%              48%
      $37,895          $33,043          $27,005          $31,191          $15,192




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              45

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                    CLASS I
                                     ---------------------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                      2010          2009           2008          2007          2006
Net asset value at beginning of
  period                             $ 9.87        $ 8.80        $ 12.37        $11.36        $10.35
                                     ------        ------        -------        ------        ------
Net investment income                  0.20 (a)      0.25 (a)       0.27 (a)      0.29          0.22 (a)
Net realized and unrealized gain
  (loss) on investments                1.06          1.21          (3.31)         1.20          1.06
                                     ------        ------        -------        ------        ------
Total from investment operations       1.26          1.46          (3.04)         1.49          1.28
                                     ------        ------        -------        ------        ------
Less dividends and distributions:
  From net investment income          (0.21)        (0.28)         (0.33)        (0.21)        (0.27)
  From net realized gain on
     investments                         --         (0.11)         (0.20)        (0.27)        (0.00)++
                                     ------        ------        -------        ------        ------
Total dividends and distributions     (0.21)        (0.39)         (0.53)        (0.48)        (0.27)
                                     ------        ------        -------        ------        ------
Net asset value at end of period     $10.92        $ 9.87        $  8.80        $12.37        $11.36
                                     ======        ======        =======        ======        ======
Total investment return (b)           12.94%        17.40%        (25.54%)       13.44%        12.63%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                1.93%         2.81%          2.52%         2.66%         2.04%
  Net expenses (c)                     0.13%         0.18%          0.19%         0.18%         0.18%
  Expenses (before
     waiver/reimbursement) (c)         0.13%         0.18%          0.19%         0.18%         0.18%
Portfolio turnover rate                  41%           35%            40%           10%           48%
Net assets at end of period (in
  000's)                             $8,806        $4,447        $ 5,358        $1,446        $  105



++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.




46    MainStay Moderate Allocation Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

MAINSTAY MODERATE GROWTH ALLOCATION FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.



(LINE GRAPH)

                      MAINSTAY MODERATE
                      GROWTH ALLOCATION                                  BARCLAYS CAPITAL
                          FUND CLASS       S&P 500(R)    MSCI EAFE(R)     U.S. AGGREGATE
                           I SHARES           INDEX          INDEX          BOND INDEX
                      -----------------    ----------    ------------    ----------------
4/4/05                      10000             10000          10000             10000
10/31/05                    10470             10365          10731             10129
10/31/06                    12026             12059          13684             10655
10/31/07                    13970             13815          17093             11228
10/31/08                     9399              8828           9124             11262
10/31/09                    11031              9694          11652             12815
10/31/10                    12608             11295          12626             13842




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                          SALES CHARGE                                                  ONE YEAR    FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge                     With sales charges           7.75%        2.27%
                                                                                  Excluding sales charges     14.02         3.43
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge                     With sales charges           7.80         2.28
                                                                                  Excluding sales charges     14.07         3.44
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares              Maximum 5% CDSC                                       With sales charges           8.17         2.27
                            if Redeemed Within the First Six Years of Purchase    Excluding sales charges     13.17         2.63
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares              Maximum 1% CDSC                                       With sales charges          12.16         2.63
                            if Redeemed Within One Year of Purchase               Excluding sales charges     13.16         2.63
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                                   14.29         3.79
-----------------------------------------------------------------------------------------------------------------------------------

                              SINCE        GROSS
                            INCEPTION     EXPENSE
CLASS                        (4/4/05)    RATIO(2)
-------------------------------------------------
Investor Class Shares(3)      2.86%        1.85%
                              3.91         1.85
-------------------------------------------------
Class A Shares                2.86         1.49
                              3.91         1.49
-------------------------------------------------
Class B Shares                2.96         2.60
                              3.11         2.60
-------------------------------------------------
Class C Shares                3.11         2.60
                              3.11         2.60
-------------------------------------------------
Class I Shares                4.24         1.25
-------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for the Investor Class shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    47

BENCHMARK PERFORMANCE                                            ONE      FIVE       SINCE
                                                                YEAR     YEARS    INCEPTION
S&P 500(R) Index(4)                                            16.52%    1.73%       2.21%
--------------------------------------------------------------------------------------------
MSCI EAFE(R) Index(5)                                           8.36     3.31        4.27
--------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(6)                   8.01     6.45        6.01
--------------------------------------------------------------------------------------------
Average Lipper Mixed-Asset Target Allocation Growth Fund(7)    14.38     3.21        3.50
--------------------------------------------------------------------------------------------







4. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. The S&P 500(R) Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
5. The MSCI(R) EAFE Index is an index of international stocks representing the developed world outside North America. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
6. The Barclays Capital U.S. Aggregate Bond Index consists of the following other unmanaged Barclays Capital indices: the Government Bond Index, the Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed-rate coupon, a remaining maturity of at least one year and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
7. The average Lipper mixed-asset target allocation growth fund is representative of funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


48    MainStay Moderate Growth Allocation Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY MODERATE GROWTH ALLOCATION FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,026.20        $2.55          $1,022.70         $2.55
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,026.20        $2.04          $1,023.20         $2.04
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES                      $1,000.00       $1,022.60        $6.37          $1,018.90         $6.36
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,022.60        $6.37          $1,018.90         $6.36
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,027.90        $0.77          $1,024.40         $0.77
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (0.50% for Investor Class, 0.40% for Class A, 1.25% for Class B and Class C and 0.15% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.


                                                   mainstayinvestments.com    49

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS AS OF OCTOBER 31, 2010 (Unaudited)

(PIE CHART)

Growth of Capital                               34.9
Capital Appreciation                            28.6
Total Return                                    24.3
Current Income                                  12.2
Other Assets,Less Liabilities                   (0.0)




See Portfolio of Investments on page 53 for specific holdings within these categories.

++ Less than one-tenth of a percent.



50    MainStay Moderate Growth Allocation Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Tony Elavia and Jonathan Swaney of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY MODERATE GROWTH ALLOCATION FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Moderate Growth Allocation Fund returned 14.02% for Investor Class shares, 14.07% for Class A shares, 13.17% for Class B shares and 13.16% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 14.29%. All share classes underperformed the 14.38% return of the average Lipper(1) mixed-asset target allocation growth fund and the 16.52% return of the S&P 500(R) Index(2) for the 12 months ended October 31, 2010. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 47 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund invests in other mutual funds referred to as Under-lying Funds. The Underlying Funds may invest in fixed-income securities or in domestic or international stocks at various capitalization levels. The Fund's primary benchmark, on the other hand, consists entirely of U.S. large-cap stocks.

An emphasis on Underlying Equity Funds that tend to invest in high-quality stocks--that is, stocks issued by companies that offer consistently, positive and growing cash flows and earnings--tended to detract from the Fund's relative performance. For at least part of the reporting period, lower-quality stocks that had been most heavily penalized during the credit crisis of 2008 and early 2009 experienced the most rapid increases in price as the market recovered. The Fund's "quality tilt," or preference for Underlying Equity Funds that invested in higher-quality stocks, was not a virtue in that environment.

In the fixed-income portion of the Fund, positions in Underlying Funds that invested outside the traditional investment-grade bond universe--especially in high-yield bonds, convertible bonds or emerging-market debt--gave a substantial boost to returns relative to the Fund's benchmark and its peers. Also helping performance relative to the benchmark were Underlying Equity Fund holdings that invested in mid-cap and small-cap stocks.

HOW DID YOU ALLOCATE THE FUND'S ASSETS DURING THE REPORTING PERIOD AND WHY?

In managing the Fund, we considered a variety of information, including the portfolio-level characteristics of the Underlying Funds, such as capitalization, style biases and sector exposure. We also examined the attributes of the Underlying Funds' holdings, such as valuation metrics, earnings data and technical indicators. Finally, we evaluated the historical success of the portfolio managers responsible for the Underlying Funds. In general, we sought Underlying Equity Funds that had a track record of capable portfolio management, a presence in attractively valued market segments and investments in companies with strong management, fairly priced securities and strong price and earnings momentum. Underlying Fixed Income Funds were selected based upon the type and country of issuance of the securities in which they invested and the average credit quality and duration(3) of those securities.

During the 12-month reporting period, these techniques were generally unsuccessful in that they steered the Fund into investments in Underlying Equity Funds that, collectively, failed to match our return expectations. While many factors may have been involved, one that stood out was the Fund's tilt toward Underlying Equity Funds that prized earnings stability. We preferred these Underlying Equity Funds because high-quality stocks have historically been rewarded with higher returns than lower-quality stocks. For much of the reporting period, however, the reverse was true. Instead, investors purchased the most risk-laden and lowest-quality securities, anticipating that these securities would be the most likely to benefit from a recovery. This persistent "junk rally" was a substantial drag on the performance of the Fund.

HOW DID THE FUND'S ALLOCATIONS CHANGE OVER THE COURSE OF THE REPORTING PERIOD?

MainStay Large Cap Growth Fund and MainStay 130/30 Growth Fund saw some of the largest reductions during the reporting period. We used a substantial portion of the proceeds to invest in MainStay Epoch U.S. All Cap Fund. This shift reflected an effort to reduce the growth bias previously present in the Fund and adopt a more neutral style posture. The move was counterproductive in that growth stocks generally fared better than their value counterparts in the final months of the reporting period.

Another significant change was the introduction of MainStay Convertible Fund. This was a positive development because convertibles, which are sensitive to changes in equity prices, rose sharply in recent months.

Also, the Fund continued to shift assets out of MainStay ICAP Equity Fund and MainStay ICAP Select Equity Fund into MainStay MAP Fund to improve diversification across management styles.

WERE THERE ANY OTHER SIGNIFICANT ALLOCATION CHANGES DURING THE REPORTING PERIOD?

We established a new position in MainStay Global High Income Fund during the summer of 2010. The investment was made to reflect the improved creditworthiness of many emerging-market

1. See footnote on page 48 for more information on Lipper Inc.
2. See footnote on page 48 for more information on the S&P 500(R) Index.
3 Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

                                                   mainstayinvestments.com    51
borrowers, the potential for further devaluation in the U.S. dollar and attractive debt yields in emerging markets.

We established a new position in MainStay Epoch Global Choice Fund early in December 2009. The investment was made to better diversify the Fund's Underlying International Equity Funds across management styles and to help counter a small bias toward value in that portion of the Fund.

DURING THE REPORTING PERIOD, WHICH UNDERLYING EQUITY FUNDS HAD THE HIGHEST TOTAL RETURNS AND WHICH UNDERLYING EQUITY FUNDS HAD THE LOWEST TOTAL RETURNS?

The highest returns among the Underlying Equity Funds in which the Fund invested came from MainStay U.S. Small Cap Fund and MainStay Large Cap Growth Fund. The lowest returns, although still decidedly positive, came from MainStay International Equity Fund and MainStay 130/30 Growth Fund.

WHICH UNDERLYING EQUITY FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S OVERALL PERFORMANCE, AND WHICH UNDERLYING EQUITY FUNDS WERE THE GREATEST DETRACTORS?

Large holdings of MainStay MAP Fund and MainStay Large Cap Growth Fund, both of which posted strong returns for the reporting period, made the greatest contribution to the performance of the equity portion of the Fund. Although all of the Fund's Underlying Equity Funds posted positive returns, the Underlying Equity Fund holdings that contributed the least were positions in MainStay S&P 500 Index Fund and MainStay Epoch Global Choice Fund.

WHAT FACTORS AND RISKS AFFECTED THE FUND'S UNDERLYING FIXED INCOME FUND INVESTMENTS DURING THE REPORTING PERIOD?

During the reporting period, the market reflected lingering concerns about the strength of the economy. These concerns--along with efforts by the Federal Reserve to contain borrowing costs--brought long-term interest rates down to levels not seen in many decades. Meanwhile, improving corporate profitability led to a further narrowing of credit spreads(4) at the lower end of the quality spectrum.


DURING THE REPORTING PERIOD, WHICH FIXED-INCOME MARKET SEGMENTS WERE STRONG PERFORMERS AND WHICH SEGMENTS WERE PARTICULARLY WEAK?

In general, long duration and low quality were favored during the reporting period. Underlying Fixed Income Funds that invested in high-yield and emerging-market bonds performed best. Underlying Funds that invested in cash or cash equivalents, which effectively had no nominal return, fared worst, followed by Underlying Funds that focused on high-grade, short-term securities.

WHICH UNDERLYING FIXED INCOME FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE, AND WHICH UNDERLYING FIXED INCOME FUNDS WERE THE GREATEST DETRACTORS?

Not unexpectedly, the largest fixed-income contributions to return came from what were, by a comfortable margin, the Fund's largest Underlying Fixed Income Fund holdings. These included MainStay Indexed Bond Fund and MainStay Intermediate Term Bond Fund. The Fund's position in MainStay High Yield Opportunities Fund was noteworthy for having contributed to return on a scale disproportionate to the size of the investment.

As with equities, there were no Underlying Fixed Income Fund investments that provided negative total returns. The smallest contribution came from MainStay Global High Income Fund, but only because that was a very small position and was established late in the reporting period.


4. The terms "credit spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

Effective January 1, 2011, Madison Square Investors LLC will no longer serve as Subadvisor to the Fund, and New York Life Investment Management LLC will assume the day-to-day portfolio management of the Fund. In addition, effective January 1, 2011, Tony Elavia will no longer serve as a portfolio manager for the Fund. In this regard, Jae Yoon will replace Tony Elavia as a portfolio manager for the Fund. Jonathan Swaney will continue to serve as a portfolio manager for the Fund. For more information regarding these portfolio management changes, please refer to the relevant Prospectus supplement dated December 3, 2010.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

52    MainStay Moderate Growth Allocation Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                  SHARES         VALUE
AFFILIATED INVESTMENT COMPANIES 100.0%+
------------------------------------------------------

EQUITY FUNDS 80.5%
MainStay 130/30 Core
  Fund Class I (a)             6,746,512  $ 49,451,931
MainStay 130/30 Growth
  Fund Class I (a)(b)            167,095     1,361,824
MainStay 130/30 International
  Fund Class I (a)             2,778,168    18,891,546
MainStay Common Stock
  Fund Class I (a)             2,194,651    23,746,122
MainStay Epoch Global Choice
  Fund Class I (a)               410,065     5,982,849
MainStay Epoch U.S. All Cap
  Fund Class I (a)             2,322,126    51,644,074
MainStay Growth Equity
  Fund Class I (a)                99,250     1,042,130
MainStay ICAP Equity
  Fund Class I                   488,318    16,549,102
MainStay ICAP International
  Fund Class I                   635,797    18,603,430
MainStay ICAP Select Equity
  Fund Class I                   500,753    16,584,947
MainStay International Equity
  Fund Class I (a)             1,469,069    18,730,633
MainStay Large Cap Growth
  Fund Class I (b)             3,411,791    23,029,590
MainStay MAP
  Fund Class I (a)             1,530,193    46,502,578
MainStay S&P 500 Index
  Fund Class I                     7,231       199,581
MainStay U.S. Small Cap
  Fund Class I (a)(b)          1,420,121    22,253,290
                                          ------------
Total Equity Funds
  (Cost $298,418,223)                      314,573,627
                                          ------------

FIXED INCOME FUNDS 19.5%
MainStay Convertible
  Fund Class I                   502,819     7,617,701
MainStay Floating Rate
  Fund Class I (a)             2,530,200    23,859,785
MainStay Global High Income
  Fund Class I                   152,737     1,898,519
MainStay High Yield Corporate
  Bond
  Fund Class I                 1,551,042     9,182,170
MainStay High Yield
  Opportunities
  Fund Class I                 1,051,582    12,692,599
MainStay Indexed Bond
  Fund Class I                 1,233,698    14,520,622
MainStay Intermediate Term
  Bond
  Fund Class I                   571,959     6,228,630
                                          ------------
Total Fixed Income Funds
  (Cost $70,741,609)                        76,000,026
                                          ------------
Total Investments
  (Cost $369,159,832) (c)          100.0%  390,573,653

Other Assets, Less
  Liabilities                       (0.0)++    (77,803)
                               ---------  ------------

Net Assets                         100.0% $390,495,850
                               =========  ============





+    Percentages indicated are based on Fund
     net assets.
++   Less than one-tenth of a percent.
(a)  The Fund's ownership exceeds 5% of the
     outstanding shares of the Underlying
     Fund's share class (See Note 3).
(b)  Non-income producing Underlying Fund.
(c)  At October 31, 2010, cost is $376,841,579
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $23,604,524
Gross unrealized depreciation       (9,872,450)
                                   -----------
Net unrealized appreciation        $13,732,074
                                   ===========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities
Affiliated Investment Companies
  Equity Funds                                     $314,573,627     $     --      $     --  $314,573,627
  Fixed Income Funds                                 76,000,026           --            --    76,000,026
                                                   ------------     --------      --------  ------------
Total Investments in Securities                    $390,573,653          $--           $--  $390,573,653
                                                   ============     ========      ========  ============




For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              53

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in affiliated investment
  companies, at value (identified
  cost $369,159,832)                  $390,573,653
Receivables:
  Fund shares sold                         324,247
  Investment securities sold                70,734
  Manager (See Note 3)                      22,435
Other assets                                32,856
                                      ------------
     Total assets                      391,023,925
                                      ------------

LIABILITIES
--------------------------------------------------
Due to custodian                            70,733
Payables:
  NYLIFE Distributors (See Note 3)         157,725
  Transfer agent (See Note 3)              143,087
  Fund shares redeemed                      83,733
  Shareholder communication                 45,324
  Professional fees                         22,745
  Custodian                                  1,356
  Trustees                                     874
Accrued expenses                             2,498
                                      ------------
     Total liabilities                     528,075
                                      ------------
Net assets                            $390,495,850
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     37,081
Additional paid-in capital             417,654,522
                                      ------------
                                       417,691,603
Undistributed net investment income      1,388,941
Accumulated net realized loss on
  investments                          (49,998,515)
Net unrealized appreciation on
  investments                           21,413,821
                                      ------------
Net assets                            $390,495,850
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $109,892,779
                                      ============
Shares of beneficial interest
  outstanding                           10,387,537
                                      ============
Net asset value per share
  outstanding                         $      10.58
Maximum sales charge (5.50% of
  offering price)                             0.62
                                      ------------
Maximum offering price per share
  outstanding                         $      11.20
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $159,791,021
                                      ============
Shares of beneficial interest
  outstanding                           15,100,976
                                      ============
Net asset value per share
  outstanding                         $      10.58
Maximum sales charge (5.50% of
  offering price)                             0.62
                                      ------------
Maximum offering price per share
  outstanding                         $      11.20
                                      ============
CLASS B
Net assets applicable to outstanding
  shares                              $ 94,448,242
                                      ============
Shares of beneficial interest
  outstanding                            9,064,045
                                      ============
Net asset value and offering price
  per share outstanding               $      10.42
                                      ============
CLASS C
Net assets applicable to outstanding
  shares                              $ 25,523,668
                                      ============
Shares of beneficial interest
  outstanding                            2,449,480
                                      ============
Net asset value and offering price
  per share outstanding               $      10.42
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $    840,140
                                      ============
Shares of beneficial interest
  outstanding                               78,717
                                      ============
Net asset value and offering price
  per share outstanding               $      10.67
                                      ============





54    MainStay Moderate Growth Allocation Fund        The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividend distributions from
     affiliated investment companies  $ 5,966,785
  Interest                                     70
                                      -----------
     Total income                       5,966,855
                                      -----------
EXPENSES
  Distribution/Service--Investor
     Class (See Note 3)                   244,730
  Distribution/Service--Class A (See
     Note 3)                              382,844
  Distribution/Service--Class B (See
     Note 3)                              912,314
  Distribution/Service--Class C (See
     Note 3)                              237,403
  Transfer agent (See Note 3)             798,235
  Registration                             85,565
  Shareholder communication                85,228
  Professional fees                        81,880
  Custodian                                13,867
  Trustees                                 12,547
  Miscellaneous                            17,970
                                      -----------
     Total expenses before
       waiver/reimbursement             2,872,583
  Expense waiver/reimbursement from
     Manager (See Note 3)                (326,523)
                                      -----------
     Net expenses                       2,546,060
                                      -----------
Net investment income                   3,420,795
                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
-------------------------------------------------
Net realized gain (loss) on:
  Affiliated investment company
     transactions                      (8,300,750)
  Capital gain distributions from
     affiliated investment companies      117,972
                                      -----------
Net realized loss on investments
  from affiliated investment
  companies                            (8,182,778)
                                      -----------
Net change in unrealized
  appreciation (depreciation) on
  investments                          51,085,445
                                      -----------
Net realized and unrealized gain on
  investments                          42,902,667
                                      -----------
Net increase in net assets resulting
  from operations                     $46,323,462
                                      ===========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              55

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                      2010          2009
INCREASE IN NET ASSETS
--------------------------------------------------------
Operations:
 Net investment income        $  3,420,795  $  5,398,434
 Net realized loss on
  investments from
  affiliated investment
  company transactions          (8,182,778)  (39,569,309)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                   51,085,445    80,825,942
                              --------------------------
 Net increase in net assets
  resulting from operations     46,323,462    46,655,067
                              --------------------------
Dividends and distributions
 to shareholders:
 From net investment
  income:
    Investor Class              (1,204,021)   (1,500,796)
    Class A                     (2,008,728)   (2,923,712)
    Class B                       (623,191)   (1,149,260)
    Class C                       (156,948)     (293,037)
    Class I                        (11,153)      (13,951)
                              --------------------------
                                (4,004,041)   (5,880,756)
                              --------------------------
 From net realized gain on
  investments:
    Investor Class                      --      (844,025)
    Class A                             --    (1,651,934)
    Class B                             --    (1,019,418)
    Class C                             --      (258,701)
    Class I                             --        (6,933)
                              --------------------------
                                        --    (3,781,011)
                              --------------------------
 Total dividends and
  distributions to
  shareholders                  (4,004,041)   (9,661,767)
                              --------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        74,685,446    61,338,788
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions              3,893,632     9,328,362
 Cost of shares redeemed       (67,000,942)  (55,761,867)
                              --------------------------
    Increase in net assets
     derived from capital
     share transactions         11,578,136    14,905,283
                              --------------------------
    Net increase in net
     assets                     53,897,557    51,898,583
NET ASSETS
--------------------------------------------------------
Beginning of year              336,598,293   284,699,710
                              --------------------------
End of year                   $390,495,850  $336,598,293
                              ==========================
Undistributed net investment
 income at end of year        $  1,388,941  $  1,884,500
                              ==========================





56    MainStay Moderate Growth Allocation Fund        The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              57

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                       INVESTOR CLASS
                                     -------------------------------------------------
                                                                    FEBRUARY 28,
                                                                       2008**
                                                                       THROUGH
                                      YEAR ENDED OCTOBER 31,        OCTOBER 31,
                                       2010            2009             2008
Net asset value at beginning of
  period                             $   9.40        $  8.36           $ 11.37
                                     --------        -------           -------
Net investment income                    0.11 (a)       0.17 (a)          0.15 (a)
Net realized and unrealized gain
  (loss) on investments                  1.20           1.17             (3.16)
                                     --------        -------           -------
Total from investment operations         1.31           1.34             (3.01)
                                     --------        -------           -------
Less dividends and distributions:
  From net investment income            (0.13)         (0.19)               --
  From net realized gain on
     investments                           --          (0.11)               --
                                     --------        -------           -------
Total dividends and distributions       (0.13)         (0.30)               --
                                     --------        -------           -------
Net asset value at end of period     $  10.58        $  9.40           $  8.36
                                     ========        =======           =======
Total investment return (b)             14.02%         16.87%           (26.47%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                  1.12%          2.02%             2.16%++
  Net expenses (d)                       0.50%          0.47%             0.45%++
  Expenses (before
     waiver/reimbursement) (d)           0.65%          0.79%             0.67%++
Portfolio turnover rate                    54%            36%               40%
Net assets at end of period (in
  000's)                             $109,893        $86,438           $61,901




                                                                      CLASS B
                                     -------------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                       2010           2009           2008           2007           2006
Net asset value at beginning of
  period                             $  9.27        $  8.23        $ 12.93        $ 11.60        $ 10.42
                                     -------        -------        -------        -------        -------
Net investment income                   0.04 (a)       0.11 (a)       0.05 (a)       0.12           0.04 (a)
Net realized and unrealized gain
  (loss) on investments                 1.18           1.16          (4.21)          1.57           1.33
                                     -------        -------        -------        -------        -------
Total from investment operations        1.22           1.27          (4.16)          1.69           1.37
                                     -------        -------        -------        -------        -------
Less dividends and distributions:
  From net investment income           (0.07)         (0.12)         (0.28)         (0.13)         (0.19)
  From net realized gain on
     investments                          --          (0.11)         (0.26)         (0.23)         (0.00)++
                                     -------        -------        -------        -------        -------
Total dividends and distributions      (0.07)         (0.23)         (0.54)         (0.36)         (0.19)
                                     -------        -------        -------        -------        -------
Net asset value at end of period     $ 10.42        $  9.27        $  8.23        $ 12.93        $ 11.60
                                     =======        =======        =======        =======        =======
Total investment return (b)            13.17%         16.06%        (33.42%)        14.95%         13.28%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 0.39%          1.35%          0.48%          0.73%          0.32%
  Net expenses (d)                      1.25%          1.21%          1.22%          1.21%          1.18%
  Expenses (before
     waiver/reimbursement) (d)          1.40%          1.54%          1.37%          1.24%          1.18%
Portfolio turnover rate                   54%            36%            40%            13%            61%
Net assets at end of period (in
  000's)                             $94,448        $87,220        $76,188        $93,540        $48,046



**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.




58    MainStay Moderate Growth Allocation Fund        The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                              CLASS A
      --------------------------------------------------------------------------------------



                                      YEAR ENDED OCTOBER 31,
        2010              2009              2008              2007              2006

      $   9.40          $   8.35          $  13.10          $  11.68          $  10.46
      --------          --------          --------          --------          --------
          0.12 (a)          0.18 (a)          0.15 (a)          0.20              0.11 (a)
          1.19              1.17             (4.28)             1.60              1.35
      --------          --------          --------          --------          --------
          1.31              1.35             (4.13)             1.80              1.46
      --------          --------          --------          --------          --------

         (0.13)            (0.19)            (0.36)            (0.15)            (0.24)
            --             (0.11)            (0.26)            (0.23)            (0.00)++
      --------          --------          --------          --------          --------
         (0.13)            (0.30)            (0.62)            (0.38)            (0.24)
      --------          --------          --------          --------          --------
      $  10.58          $   9.40          $   8.35          $  13.10          $  11.68
      ========          ========          ========          ========          ========
         14.07%            17.00%           (32.92%)           15.83%            14.20%

          1.22%             2.18%             1.30%             1.46%             0.98%
          0.40%             0.43%             0.46%             0.46%             0.43%
          0.40%             0.43%             0.49%             0.49%             0.43%
            54%               36%               40%               13%               61%
      $159,791          $140,284          $127,086          $207,499          $112,099



                                           CLASS C
      ---------------------------------------------------------------------------------
                                    YEAR ENDED OCTOBER 31,
       2010             2009             2008              2007             2006

      $  9.27          $  8.23          $ 12.93          $ 11.60          $ 10.42
      -------          -------          -------          -------          -------
         0.04 (a)         0.11 (a)         0.06 (a)         0.13             0.03 (a)
         1.18             1.16            (4.22)            1.56             1.34
      -------          -------          -------          -------          -------
         1.22             1.27            (4.16)            1.69             1.37
      -------          -------          -------          -------          -------

        (0.07)           (0.12)           (0.28)           (0.13)           (0.19)
           --            (0.11)           (0.26)           (0.23)           (0.00)++
      -------          -------          -------          -------          -------
        (0.07)           (0.23)           (0.54)           (0.36)           (0.19)
      -------          -------          -------          -------          -------
      $ 10.42          $  9.27          $  8.23          $ 12.93          $ 11.60
      =======          =======          =======          =======          =======
        13.16%           16.07%          (33.42%)          14.95%           13.28%

         0.37%            1.39%            0.50%            0.73%            0.25%
         1.25%            1.21%            1.22%            1.21%            1.18%
         1.40%            1.54%            1.36%            1.24%            1.18%
           54%              36%              40%              13%              61%
      $25,524          $21,968          $18,993          $27,284          $15,639




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              59

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                    CLASS I
                                     ---------------------------------------------------------------------
                                                             YEAR ENDED OCTOBER 31,
                                      2010          2009           2008          2007          2006
Net asset value at beginning of
  period                             $ 9.48        $ 8.42        $ 13.20        $11.74        $10.47
                                     ------        ------        -------        ------        ------
Net investment income                  0.15 (a)      0.19 (a)       0.17 (a)      0.22          0.15 (a)
Net realized and unrealized gain
  (loss) on investments                1.19          1.20          (4.30)         1.63          1.38
                                     ------        ------        -------        ------        ------
Total from investment operations       1.34          1.39          (4.13)         1.85          1.53
                                     ------        ------        -------        ------        ------
Less dividends and distributions:
  From net investment income          (0.15)        (0.22)         (0.39)        (0.16)        (0.26)
  From net realized gain on
     investments                         --         (0.11)         (0.26)        (0.23)        (0.00)++
                                     ------        ------        -------        ------        ------
Total dividends and distributions     (0.15)        (0.33)         (0.65)        (0.39)        (0.26)
                                     ------        ------        -------        ------        ------
Net asset value at end of period     $10.67        $ 9.48        $  8.42        $13.20        $11.74
                                     ======        ======        =======        ======        ======
Total investment return (b)           14.29%        17.37%        (32.72%)       16.17%        14.86%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                1.47%         2.30%          1.51%         1.46%         1.36%
  Net expenses (c)                     0.15%         0.19%          0.22%         0.25%         0.17%
  Expenses (before
     waiver/reimbursement) (c)         0.15%         0.19%          0.26%         0.31%         0.17%
Portfolio turnover rate                  54%           36%            40%           13%           61%
Net assets at end of period (in
  000's)                             $  840        $  688        $   532        $  681        $   12



++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.




60    MainStay Moderate Growth Allocation Fund        The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009 and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds" and each individually, referred to as a "Fund"). These financial statements and notes relate to the MainStay Conservative Allocation Fund, MainStay Growth Allocation Fund, MainStay Moderate Allocation Fund and MainStay Moderate Growth Allocation Fund (collectively referred to as the "Allocation Funds" and each individually referred to as an "Allocation Fund"). Each is a diversified fund. Each Allocation Fund is the successor of a series of Eclipse Funds Inc. with the same name (collectively referred to as the "Predecessor Funds" and each individually, referred to as a "Predecessor Fund"). The reorganizations of the Predecessor Funds with and into the respective Allocation Funds occurred on February 26, 2010. All information and references to periods prior to February 26, 2010 relate to the respective Predecessor Fund.

The Allocation Funds each currently offer five classes of shares. Class A shares, Class B shares, Class C shares and Class I shares commenced operations on April 4, 2005. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered at NAV without an initial sales charge, although a declining CDSC may be imposed on redemptions made within six years of purchase of Class B shares and a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The five classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class B and Class C shares are subject to higher distribution and/or service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution and/or service fee.

The investment objective for each of the Allocation Funds is as follows:

The MAINSTAY CONSERVATIVE ALLOCATION FUND seeks current income and, secondarily, long-term growth of capital.

The MAINSTAY GROWTH ALLOCATION FUND seeks long-term growth of capital.

The MAINSTAY MODERATE ALLOCATION FUND seeks long-term growth of capital and, secondarily, current income.

The MAINSTAY MODERATE GROWTH ALLOCATION FUND seeks long-term growth of capital and, secondarily, current income.

The Allocation Funds are "funds-of-funds" and may invest in other Funds of the Trust as well as Funds of the Eclipse Funds and The MainStay Funds, each a Massachusetts business trust, and Eclipse Funds Inc., a Maryland Corporation, for which New York Life Investment Management LLC ("New York Life Investments" or "Manager") also serves as Manager ("Underlying Funds").

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Allocation Funds prepare their financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follow the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Allocation Funds are open for business ("valuation date").

"Fair value" is defined as the price that an Allocation Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Allocation Funds' own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Allocation Funds to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Underlying Funds may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a

                                                   mainstayinvestments.com    61
liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for each Allocation Fund's investments is included at the end of each Allocation Fund's Portfolio of Investments.

Investments in Underlying Funds are valued at their NAV at the close of business each day. These securities are generally categorized as Level 1 in the hierarchy.

The Allocation Funds' other investments and securities held by the Underlying Funds are valued as described below.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Underlying Fund's Manager (as defined in Note 3(A)) in consultation with the Underlying Fund's Subadvisor (as defined in Note 3(A)) whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Underlying Fund's Manager, in consultation with the Underlying Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, include corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Underlying Fund has engaged an independent pricing service to provide market value quotations from dealers in loans.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Allocation Funds' Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Allocation Funds' Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund did not hold securities that were valued in such a manner.

The Allocation Funds adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Allocation Funds to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Allocation Funds separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Allocation Funds recognize transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.

(B) FEDERAL INCOME TAXES. Each of the Allocation Funds is treated as a separate entity for federal income tax purposes. The Allocation Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Allocation Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Allocation Funds' tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Allocation Funds' financial statements. The Allocation Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Conservative Allocation Fund intends to declare and pay dividends of net

62    MainStay Asset Allocation Funds
investment income, if any, quarterly and distributions of net realized capital gains, if any, annually. The other Allocation Funds intend to declare and pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the respective Allocation Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Allocation Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the Allocation Funds from the Underlying Funds are recorded on the ex-dividend date.

Investment income and realized and unrealized gains and losses on investments of the Allocation Funds are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Allocation Funds in proportion to the net assets of the respective Allocation Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by each Allocation Fund, including those of related parties to the Allocation Funds, are shown in the Statement of Operations.

In addition, the Allocation Funds bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense and fee levels and the Allocation Funds may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Allocation Funds may vary.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Allocation Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Allocation Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Allocation Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Allocation Funds.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Allocation Funds' Manager, pursuant to a Management Agreement, as amended ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Allocation Funds. Except for the portion of salaries and expenses that are the responsibility of the Allocation Funds, the Manager also pays the salaries and expenses of all personnel affiliated with the Allocation Funds and the operational expenses of the Allocation Funds. Madison Square Investors LLC ("Madison Square Investors" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Allocation Funds and is responsible for the day-to-day portfolio management of the Allocation Funds. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

On December 2, 2010, the Board approved the termination of the Subadvisory Agreement with Madison Square Investors, effective January 1, 2011, after which New York Life Investments will assume the day-to-day portfolio management of the Allocation Funds.

The Allocation Funds do not pay any fees to the Manager in return for the services performed. The Allocation Funds do, however, indirectly pay a proportionate share of the management fees paid to the Manager by the Underlying Funds in which the Allocation Funds invest.

Effective February 26, 2010, New York Life Investments entered into a written expense limitation agreement under which it agreed to waive a portion of the Allocation Funds' management fee or reimburse the expenses of the appropriate class of the Allocation Funds so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets for each class:

                     INVESTOR
                        CLASS  CLASS A  CLASS B  CLASS C  CLASS I
MainStay
  Conservative
  Allocation Fund        0.50%    0.50%    1.25%    1.25%    0.25%
-----------------------------------------------------------------
MainStay Growth
  Allocation Fund        0.50     0.50     1.25     1.25     0.25
-----------------------------------------------------------------
MainStay Moderate
  Allocation Fund        0.50     0.50     1.25     1.25     0.25
-----------------------------------------------------------------
MainStay Moderate
  Growth Allocation
  Fund                   0.50     0.50     1.25     1.25     0.25
-----------------------------------------------------------------



This expense limitation agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Funds' investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of the Underlying Funds in which an Allocation Fund invests.


                                                   mainstayinvestments.com    63

For the period August 1, 2009 through February 25, 2010, New York Life Investments had a written expense limitation agreement under which the management fee was waived and/or the operating expenses of the appropriate class of the Allocation Funds was reimbursed to the extent necessary to ensure that the total ordinary operating expenses did not exceed the following percentages of average daily net assets for Class A. New York Life Investments applied an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of each Allocation Fund:

                                        CLASS A
MainStay Conservative Allocation Fund      0.50%
-----------------------------------------------
MainStay Growth Allocation Fund            0.50
-----------------------------------------------
MainStay Moderate Allocation Fund          0.50
-----------------------------------------------
MainStay Moderate Growth Allocation
  Fund                                     0.50
-----------------------------------------------



At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

Additionally, for the period August 1, 2009, through February 25, 2010, New York Life Investments agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Allocation Funds so that the total ordinary operating expenses of a class did not exceed the following percentages:

                              INVESTOR
                                 CLASS  CLASS B  CLASS C
MainStay Conservative
  Allocation Fund                 0.50%    1.25%    1.25%
--------------------------------------------------------
MainStay Growth Allocation
  Fund                            0.50     1.25     1.25
--------------------------------------------------------
MainStay Moderate Allocation
  Fund                            0.50     1.25     1.25
--------------------------------------------------------
MainStay Moderate Growth
  Allocation Fund                 0.50     1.25     1.25
--------------------------------------------------------



For the year ended October 31, 2010, New York Life Investments waived and/or reimbursed expenses of the Allocation Funds as follows:

                                          TOTAL
MainStay Conservative Allocation Fund  $103,959
-----------------------------------------------
MainStay Growth Allocation Fund         283,235
-----------------------------------------------
MainStay Moderate Allocation Fund       183,156
-----------------------------------------------
MainStay Moderate Growth Allocation
  Fund                                  326,523
-----------------------------------------------



State Street Bank and Trust Company ("State Street"), 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Allocation Funds pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Allocation Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the Allocation Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Allocation Funds' administrative operations. For providing these services to the Allocation Funds, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Allocation Funds, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Allocation Funds have adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Investor Class and Class A shares of each Allocation Fund at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares of each Allocation Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares of the Allocation Funds for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Allocation Funds' shares and service activities.

(C) SALES CHARGES. The Allocation Funds were advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares for the year ended October 31, 2010, were as follows:

 MAINSTAY CONSERVATIVE ALLOCATION FUND
Investor Class                         $52,276
----------------------------------------------
Class A                                 94,149
----------------------------------------------




 MAINSTAY GROWTH ALLOCATION FUND
Investor Class                         $89,930
----------------------------------------------
Class A                                 32,284
----------------------------------------------




 MAINSTAY MODERATE ALLOCATION FUND
Investor Class                         $108,506
-----------------------------------------------
Class A                                 107,001
-----------------------------------------------




 MAINSTAY MODERATE GROWTH ALLOCATION FUND
Investor Class                         $153,023
-----------------------------------------------
Class A                                  79,762
-----------------------------------------------



The Allocation Funds were also advised that the Distributor retained CDSCs on redemptions of Investor Class, Class A, Class B and Class C shares, for the year ended October 31, 2010, as follows:

 MAINSTAY CONSERVATIVE ALLOCATION FUND
Investor Class                         $    20
----------------------------------------------
Class A                                    898
----------------------------------------------
Class B                                 45,386
----------------------------------------------
Class C                                  8,920
----------------------------------------------





64    MainStay Asset Allocation Funds

 MAINSTAY GROWTH ALLOCATION FUND
Investor Class                         $     71
-----------------------------------------------
Class A                                      18
-----------------------------------------------
Class B                                 101,922
-----------------------------------------------
Class C                                   2,397
-----------------------------------------------




 MAINSTAY MODERATE ALLOCATION FUND
Investor Class                         $     93
-----------------------------------------------
Class A                                   1,664
-----------------------------------------------
Class B                                 123,860
-----------------------------------------------
Class C                                   7,418
-----------------------------------------------




 MAINSTAY MODERATE GROWTH ALLOCATION FUND
Investor Class                         $     20
-----------------------------------------------
Class A                                     419
-----------------------------------------------
Class B                                 172,369
-----------------------------------------------
Class C                                   3,984
-----------------------------------------------



(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Allocation Funds' transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Allocation Funds for the year ended October 31, 2010, were as follows:

 MAINSTAY CONSERVATIVE ALLOCATION
 FUND                                    TOTAL
Investor Class                         $79,399
----------------------------------------------
Class A                                 60,211
----------------------------------------------
Class B                                 77,153
----------------------------------------------
Class C                                 64,336
----------------------------------------------
Class I                                  2,281
----------------------------------------------




 MAINSTAY GROWTH ALLOCATION FUND          TOTAL
Investor Class                         $223,294
-----------------------------------------------
Class A                                  76,601
-----------------------------------------------
Class B                                 187,521
-----------------------------------------------
Class C                                  42,399
-----------------------------------------------
Class I                                   1,505
-----------------------------------------------




 MAINSTAY MODERATE ALLOCATION FUND        TOTAL
Investor Class                         $200,647
-----------------------------------------------
Class A                                 114,139
-----------------------------------------------
Class B                                 198,026
-----------------------------------------------
Class C                                 101,902
-----------------------------------------------
Class I                                   4,499
-----------------------------------------------




 MAINSTAY MODERATE GROWTH ALLOCATION
 FUND                                     TOTAL
Investor Class                         $315,649
-----------------------------------------------
Class A                                 111,283
-----------------------------------------------
Class B                                 294,201
-----------------------------------------------
Class C                                  76,550
-----------------------------------------------
Class I                                     552
-----------------------------------------------



(E) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Allocation Funds with the following values and percentages of net assets as follows:

 MAINSTAY CONSERVATIVE ALLOCATION FUND
Class I                            $13,412    0.2%
-------------------------------------------------




 MAINSTAY GROWTH ALLOCATION FUND
Class I                            $11,938    0.8%
-------------------------------------------------




 MAINSTAY MODERATE ALLOCATION FUND
Class I                            $13,092    0.1%
-------------------------------------------------




 MAINSTAY MODERATE GROWTH ALLOCATION FUND
Class I                            $12,606    1.5%
-------------------------------------------------



At October 31, 2010, the Allocation Funds held the following percentages of outstanding shares of affiliated investment companies:

 MAINSTAY CONSERVATIVE ALLOCATION FUND
MainStay 130/30 Core Fund Class I         4.40%
----------------------------------------------
MainStay 130/30 Growth Fund Class I       5.11
----------------------------------------------
MainStay 130/30 International Fund
  Class I                                 2.86
----------------------------------------------
MainStay Common Stock Fund Class I        5.06
----------------------------------------------
MainStay Convertible Fund Class I         3.18
----------------------------------------------
MainStay Epoch Global Choice Fund Class
  I                                       1.96
----------------------------------------------
MainStay Epoch U.S. All Cap Fund Class
  I                                       2.54
----------------------------------------------
MainStay Floating Rate Fund Class I       5.94
----------------------------------------------
MainStay Global High Income Fund Class
  I                                       3.09
----------------------------------------------
MainStay Growth Equity Fund Class I       8.26
----------------------------------------------


                                                   mainstayinvestments.com    65

 MAINSTAY CONSERVATIVE ALLOCATION FUND
 (CONTINUED)
MainStay High Yield Corporate Bond Fund
  Class I                                 0.45%
----------------------------------------------
MainStay High Yield Opportunities Fund
  Class I                                 3.75
----------------------------------------------
MainStay ICAP Equity Fund Class I         0.78
----------------------------------------------
MainStay ICAP International Fund Class
  I                                       0.61
----------------------------------------------
MainStay ICAP Select Equity Fund Class
  I                                       0.31
----------------------------------------------
MainStay Indexed Bond Fund Class I       11.14
----------------------------------------------
MainStay Intermediate Term Bond Fund
  Class I                                 5.14
----------------------------------------------
MainStay International Equity Fund
  Class I                                 0.96
----------------------------------------------
MainStay Large Cap Growth Fund Class I    0.21
----------------------------------------------
MainStay MAP Fund Class I                 1.87
----------------------------------------------
MainStay S&P 500 Index Fund Class I       0.00++
----------------------------------------------
MainStay U.S. Small Cap Fund Class I      2.18
----------------------------------------------



++ Less than one-hundredth of a percent.

 MAINSTAY GROWTH ALLOCATION FUND
MainStay 130/30 Core Fund Class I         9.48%
----------------------------------------------
MainStay 130/30 Growth Fund Class I       8.75
----------------------------------------------
MainStay 130/30 International Fund
  Class I                                10.17
----------------------------------------------
MainStay Common Stock Fund Class I        7.42
----------------------------------------------
MainStay Epoch Global Choice Fund Class
  I                                       7.48
----------------------------------------------
MainStay Epoch U.S. All Cap Fund Class
  I                                       6.32
----------------------------------------------
MainStay Growth Equity Fund Class I      23.27
----------------------------------------------
MainStay ICAP Equity Fund Class I         1.23
----------------------------------------------
MainStay ICAP International Fund Class
  I                                       2.18
----------------------------------------------
MainStay ICAP Select Equity Fund Class
  I                                       0.48
----------------------------------------------
MainStay International Equity Fund
  Class I                                 3.44
----------------------------------------------
MainStay Large Cap Growth Fund Class I    0.42
----------------------------------------------
MainStay MAP Fund Class I                 3.74
----------------------------------------------
MainStay S&P 500 Index Fund Class I       0.02
----------------------------------------------
MainStay U.S. Small Cap Fund Class I     10.20
----------------------------------------------




 MAINSTAY MODERATE ALLOCATION FUND
MainStay 130/30 Core Fund Class I        11.49%
----------------------------------------------
MainStay 130/30 Growth Fund Class I      18.97
----------------------------------------------
MainStay 130/30 International Fund
  Class I                                10.45
----------------------------------------------
MainStay Common Stock Fund Class I       12.49
----------------------------------------------
MainStay Convertible Fund Class I         3.96
----------------------------------------------
MainStay Epoch Global Choice Fund Class
  I                                       7.28
----------------------------------------------
MainStay Epoch U.S. All Cap Growth Fund
  Class I                                 6.88
----------------------------------------------
MainStay Floating Rate Fund Class I       7.41
----------------------------------------------
MainStay Global High Income Fund Class
  I                                       3.88
----------------------------------------------
MainStay Growth Equity Fund Class I      15.93
----------------------------------------------
MainStay High Yield Corporate Bond Fund
  Class I                                 0.56
----------------------------------------------
MainStay High Yield Opportunities Fund
  Class I                                 4.65%
----------------------------------------------
MainStay ICAP Equity Fund Class I         2.19
----------------------------------------------
MainStay ICAP International Fund Class
  I                                       2.24
----------------------------------------------
MainStay ICAP Select Equity Fund Class
  I                                       0.86
----------------------------------------------
MainStay Indexed Bond Fund Class I       13.84
----------------------------------------------
MainStay Intermediate Term Bond Fund
  Class I                                 6.38
----------------------------------------------
MainStay International Equity Fund
  Class I                                 3.51
----------------------------------------------
MainStay Large Cap Growth Fund Class I    0.60
----------------------------------------------
MainStay MAP Fund Class I                 4.60
----------------------------------------------
MainStay S&P 500 Index Fund Class I       0.10
----------------------------------------------
MainStay U.S. Small Cap Fund Class I      4.17
----------------------------------------------




 MAINSTAY MODERATE GROWTH ALLOCATION FUND
MainStay 130/30 Core Fund Class I        14.76%
----------------------------------------------
MainStay 130/30 Growth Fund Class I      15.82
----------------------------------------------
MainStay 130/30 International Fund
  Class I                                14.95
----------------------------------------------
MainStay Common Stock Fund Class I       10.32
----------------------------------------------
MainStay Convertible Fund Class I         3.69
----------------------------------------------
MainStay Epoch Global Choice Fund Class
  I                                      10.94
----------------------------------------------
MainStay Epoch U.S. All Cap Growth Fund
  Class I                                10.12
----------------------------------------------
MainStay Floating Rate Fund Class I       6.97
----------------------------------------------
MainStay Global High Income Fund Class
  I                                       3.64
----------------------------------------------
MainStay Growth Equity Fund Class I      33.80
----------------------------------------------
MainStay High Yield Corporate Bond Fund
  Class I                                 0.53
----------------------------------------------
MainStay High Yield Opportunities Fund
  Class I                                 4.36
----------------------------------------------
MainStay ICAP Equity Fund Class I         2.06
----------------------------------------------
MainStay ICAP International Fund Class
  I                                       3.17
----------------------------------------------
MainStay ICAP Select Equity Fund Class
  I                                       0.81
----------------------------------------------
MainStay Indexed Bond Fund Class I        2.78
----------------------------------------------
MainStay Intermediate Term Bond Fund
  Class I                                 1.28
----------------------------------------------
MainStay International Equity Fund
  Class I                                 5.02
----------------------------------------------
MainStay Large Cap Growth Fund Class I    0.66
----------------------------------------------
MainStay MAP Fund Class I                 6.12
----------------------------------------------
MainStay S&P 500 Index Fund Class I       0.02
----------------------------------------------
MainStay U.S. Small Cap Fund Class I     14.61
----------------------------------------------



(F) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Allocation Funds have implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.


66    MainStay Asset Allocation Funds

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Allocation Funds by the Office of the General Counsel of New York Life Investments is payable directly by the Allocation Funds. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were as follows:

MainStay Conservative Allocation Fund  $ 9,452
----------------------------------------------
MainStay Growth Allocation Fund          9,327
----------------------------------------------
MainStay Moderate Allocation Fund       18,263
----------------------------------------------
MainStay Moderate Growth Allocation
  Fund                                  17,837
----------------------------------------------



NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

                                                   ACCUMULATED
                                                       CAPITAL          OTHER        UNREALIZED           TOTAL
                                      ORDINARY       AND OTHER      TEMPORARY      APPRECIATION     ACCUMULATED
                                        INCOME     GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)     GAIN (LOSS)
MainStay Conservative Allocation
  Fund                              $  395,605    $(12,295,628)           $--       $16,154,098    $  4,254,075
---------------------------------------------------------------------------------------------------------------
MainStay Growth Allocation Fund             --     (31,895,606)            --         6,320,590     (25,575,016)
---------------------------------------------------------------------------------------------------------------
MainStay Moderate Allocation Fund    3,630,179     (30,136,097)            --        23,020,542      (3,485,376)
---------------------------------------------------------------------------------------------------------------
MainStay Moderate Growth
  Allocation Fund                    1,388,941     (42,316,768)            --        13,732,074     (27,195,753)
---------------------------------------------------------------------------------------------------------------



The difference between book-basis and tax basis unrealized appreciations is primarily due to wash sale deferrals.

The following table discloses the current year reclassifications between accumulated undistributed net investment income and accumulated net realized gain on investments arising from permanent differences; net assets at October 31, 2010 were not affected.

                                                      ACCUMULATED       ACCUMULATED
                                                    UNDISTRIBUTED      NET REALIZED
                                                   NET INVESTMENT    GAIN (LOSS) ON         ADDITIONAL
                                                    INCOME (LOSS)       INVESTMENTS    PAID-IN CAPITAL
MainStay Conservative Allocation Fund                    $ 96,527         $ (96,527)         $      --
------------------------------------------------------------------------------------------------------
MainStay Growth Allocation Fund                           461,022                --           (461,022)
------------------------------------------------------------------------------------------------------
MainStay Moderate Allocation Fund                         130,941          (130,941)                --
------------------------------------------------------------------------------------------------------
MainStay Moderate Growth Allocation Fund                   87,687           (87,687)                --
------------------------------------------------------------------------------------------------------



The reclassifications for the Allocation Funds are primarily due to reclassifications of distributions and taxable over-distributions.

MAINSTAY CONSERVATION ALLOCATION FUND
At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $12,295,628 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the MainStay Conservative Allocation Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2017              $ 9,959
           2018                2,337
---------------------------------- -----
          Total              $12,296
---------------------------------- -----



MAINSTAY GROWTH ALLOCATION FUND
At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $31,895,606 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the MainStay Growth Allocation Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
         2017                $21,809
         2018                 10,087
---------------------------------- -----
        Total                $31,896
---------------------------------- -----



MAINSTAY MODERATE ALLOCATION FUND
At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $30,136,097 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the MainStay Moderate Allocation Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.



                                                   mainstayinvestments.com    67

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2017              $25,133
           2018                5,003
---------------------------------- -----
          Total              $30,136
---------------------------------- -----



MAINSTAY MODERATE GROWTH ALLOCATION FUND
At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $42,316,768 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the MainStay Moderate Growth Allocation Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2017              $33,934
           2018                8,383
---------------------------------- -----
          Total              $42,317
---------------------------------- -----



The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 shown in the Statements of Changes in Net Assets, was as follows:

                                                   2010                                       2009
                                -----------------------------------------  ------------------------------------------
                                    TAX BASED       TAX BASED                  TAX BASED       TAX BASED
                                DISTRIBUTIONS   DISTRIBUTIONS              DISTRIBUTIONS   DISTRIBUTIONS
                                FROM ORDINARY  FROM LONG-TERM              FROM ORDINARY  FROM LONG-TERM
                                       INCOME   CAPITAL GAINS       TOTAL         INCOME   CAPITAL GAINS        TOTAL
MainStay Conservative
  Allocation Fund                  $4,071,051             $--  $4,071,051     $4,153,789      $1,849,200  $ 6,002,989
---------------------------------------------------------------------------------------------------------------------
MainStay Growth Allocation
  Fund                                699,348              --     699,348      2,203,061       1,467,657    3,670,718
---------------------------------------------------------------------------------------------------------------------
MainStay Moderate Allocation
  Fund                              5,948,084              --   5,948,084      7,666,873       3,543,189   11,210,062
---------------------------------------------------------------------------------------------------------------------
MainStay Moderate Growth
  Allocation Fund                   4,004,041              --   4,004,041      5,881,006       3,780,761    9,661,767
---------------------------------------------------------------------------------------------------------------------



NOTE 5-CUSTODIAN

State Street is the custodian of the cash and the securities of the Allocation Funds. Custodial fees are charged to the Allocation Funds based on the market value of securities in the Allocation Funds and the number of certain cash transactions incurred by the Allocation Funds.

NOTE 6-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 7-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the year ended October 31, 2010, purchases and sales of securities were as follows:

                                PURCHASES     SALES
MainStay Conservative
  Allocation Fund                $ 96,004  $ 62,780
---------------------------------------------------
MainStay Growth Allocation
  Fund                            103,505   103,367
---------------------------------------------------
MainStay Moderate Allocation
  Fund                            179,422   152,916
---------------------------------------------------
MainStay Moderate Growth
  Allocation Fund                 206,153   195,396
---------------------------------------------------



NOTE 8-CAPITAL SHARE TRANSACTIONS

MAINSTAY CONSERVATIVE ALLOCATION FUND

 INVESTOR CLASS                           SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                            1,272,615  $ 13,108,678
Shares issued to shareholders in
  reinvestment of dividends               64,931       666,390
Shares redeemed                         (511,712)   (5,272,444)
                                      ------------------------
Net increase (decrease) in shares
  outstanding before conversion          825,834     8,502,624
Shares converted into Investor Class
  (See Note 1)                           212,631     2,201,452
Shares converted from Investor Class
  (See Note 1)                          (348,219)   (3,604,600)
                                      ------------------------
Net increase (decrease)                  690,246  $  7,099,476
                                      ========================


68    MainStay Asset Allocation Funds

 INVESTOR CLASS                           SHARES        AMOUNT
Year ended October 31, 2009:
Shares sold                            1,043,096  $  9,213,159
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                           95,092       839,296
Shares redeemed                         (478,534)   (4,234,954)
                                      ------------------------
Net increase (decrease) in shares
  outstanding before conversion          659,654     5,817,501
Shares converted into Investor Class
  (See Note 1)                           224,436     1,973,860
Shares converted from Investor Class
  (See Note 1)                          (293,305)   (2,703,150)
                                      ------------------------
Net increase (decrease)                  590,785  $  5,088,211
                                      ========================


 CLASS A                                  SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                            3,324,275  $ 34,262,636

Shares issued to shareholders in
  reinvestment of dividends              217,173     2,227,781

Shares redeemed                       (2,254,484)  (23,253,208)
                                      ------------------------


Net increase (decrease) in shares
  outstanding before conversion        1,286,964    13,237,209

Shares converted into Class A (See
  Note 1)                                462,810     4,788,103

Shares converted from Class A (See
  Note 1)                                (70,095)     (737,389)
                                      ------------------------


Net increase (decrease)                1,679,679  $ 17,287,923
                                      ========================


Year ended October 31, 2009:

Shares sold                            2,465,874  $ 22,198,912

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                          364,461     3,204,176

Shares redeemed                       (3,246,789)  (28,710,259)
                                      ------------------------


Net increase (decrease) in shares
  outstanding before conversion         (416,454)   (3,307,171)

Shares converted into Class A (See
  Note 1)                                420,083     3,837,706

Shares converted from Class A (See
  Note 1)                                (81,510)     (728,644)
                                      ------------------------


Net increase (decrease)                  (77,881) $   (198,109)
                                      ========================



 CLASS B                                  SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                              841,150  $  8,635,556

Shares issued to shareholders in
  reinvestment of dividends               41,398       422,699

Shares redeemed                         (501,971)   (5,141,901)
                                      ------------------------


Net increase (decrease) in shares
  outstanding before conversion          380,577     3,916,354

Shares converted from Class B (See
  Note 1)                               (258,150)   (2,647,566)
                                      ------------------------


Net increase (decrease)                  122,427  $  1,268,788
                                      ========================


Year ended October 31, 2009:

Shares sold                              927,634  $  8,181,497

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                           93,294       814,672

Shares redeemed                         (630,587)   (5,521,044)
                                      ------------------------


Net increase (decrease) in shares
  outstanding before conversion          390,341     3,475,125

Shares converted from Class B (See
  Note 1)                               (270,734)   (2,379,772)
                                      ------------------------


Net increase (decrease)                  119,607  $  1,095,353
                                      ========================



 CLASS C                                  SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                              918,173  $  9,429,966

Shares issued to shareholders in
  reinvestment of dividends               30,861       315,028

Shares redeemed                         (678,099)   (6,965,387)
                                      ------------------------


Net increase (decrease)                  270,935  $  2,779,607
                                      ========================


Year ended October 31, 2009:

Shares sold                              652,807  $  5,923,686

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                           65,419       570,929

Shares redeemed                         (697,069)   (6,006,396)
                                      ------------------------


Net increase (decrease)                   21,157  $    488,219
                                      ========================



 CLASS I                                  SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                              411,893  $  4,220,912

Shares issued to shareholders in
  reinvestment of dividends                9,075        93,890

Shares redeemed                           (9,174)      (94,810)
                                      ------------------------


Net increase (decrease)                  411,794  $  4,219,992
                                      ========================


Year ended October 31, 2009:

Shares sold                                3,948  $     33,447

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                            5,420        47,811

Shares redeemed                          (35,384)     (309,269)
                                      ------------------------


Net increase (decrease)                  (26,016) $   (228,011)
                                      ========================




MAINSTAY GROWTH ALLOCATION FUND

 INVESTOR CLASS                        SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                         1,495,246  $ 14,302,491
Shares issued to shareholders in
  reinvestment of dividends            32,807       315,270
Shares redeemed                    (1,082,793)  (10,281,933)
                                   ------------------------
Net increase (decrease) in shares
  outstanding before conversion       445,260     4,335,828
Shares converted into Investor
  Class (See Note 1)                  318,289     3,035,630
Shares converted from Investor
  Class (See Note 1)                 (388,946)   (3,771,980)
                                   ------------------------
Net increase (decrease)               374,603  $  3,599,478
                                   ========================
Year ended October 31, 2009:
Shares sold                         1,791,737  $ 13,631,315
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                       146,779     1,093,500
Shares redeemed                      (948,066)   (7,232,351)
                                   ------------------------
Net increase (decrease) in shares
  outstanding before conversion       990,450     7,492,464
Shares converted into Investor
  Class (See Note 1)                  596,359     4,314,229
Shares converted from Investor
  Class (See Note 1)                 (307,405)   (2,626,232)
                                   ------------------------
Net increase (decrease)             1,279,404  $  9,180,461
                                   ========================



                                                   mainstayinvestments.com    69

 CLASS A                               SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                         1,062,680  $ 10,154,424

Shares issued to shareholders in
  reinvestment of dividends            35,847       344,446

Shares redeemed                    (1,466,617)  (14,028,997)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion      (368,090)   (3,530,127)

Shares converted into Class A
  (See Note 1)                        519,624     5,023,595

Shares converted from Class A
  (See Note 1)                        (39,936)     (393,783)

Shares converted from Class A (a)        (727)       (6,836)
                                   ------------------------


Net increase (decrease)               110,871  $  1,092,849
                                   ========================


Year ended October 31, 2009:

Shares sold                         1,548,088  $ 11,956,167

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                       198,242     1,476,917

Shares redeemed                    (2,102,290)  (16,085,169)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion      (355,960)   (2,652,085)

Shares converted into Class A
  (See Note 1)                        417,548     3,496,827

Shares converted from Class A
  (See Note 1)                       (321,622)   (2,254,699)
                                   ------------------------


Net increase (decrease)              (260,034) $ (1,409,957)
                                   ========================



 CLASS B                               SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                           904,614  $  8,516,103

Shares redeemed                      (876,132)   (8,183,484)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion        28,482       332,619

Shares converted from Class B
  (See Note 1)                       (415,474)   (3,893,462)
                                   ------------------------


Net increase (decrease)              (386,992) $ (3,560,843)
                                   ========================


Year ended October 31, 2009:

Shares sold                         1,401,884  $ 10,520,578

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                       107,394       792,553

Shares redeemed                      (892,366)   (6,724,241)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion       616,912     4,588,890

Shares converted from Class B
  (See Note 1)                       (390,852)   (2,930,125)
                                   ------------------------


Net increase (decrease)               226,060  $  1,658,765
                                   ========================



 CLASS C                               SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                           277,537  $  2,638,164

Shares redeemed                      (341,778)   (3,224,797)
                                   ------------------------


Net increase (decrease)               (64,241) $   (586,633)
                                   ========================


Year ended October 31, 2009:

Shares sold                           378,068  $  2,828,909

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                        18,547       137,066

Shares redeemed                      (268,756)   (1,997,622)
                                   ------------------------


Net increase (decrease)               127,859  $    968,353
                                   ========================



 CLASS I                               SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                            56,448  $    541,847

Shares issued to shareholders in
  reinvestment of dividends             1,011         9,797

Shares redeemed                       (50,697)     (482,535)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion         6,762        69,109

Shares converted into Class I (a)         720         6,836
                                   ------------------------


Net increase (decrease)                 7,482  $     75,945
                                   ========================


Year ended October 31, 2009:

Shares sold                            43,499  $    337,914

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                         3,292        24,759

Shares redeemed                       (15,050)     (132,396)
                                   ------------------------


Net increase (decrease)                31,741  $    230,277
                                   ========================




MAINSTAY MODERATE ALLOCATION FUND

 INVESTOR CLASS                        SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                         1,963,067  $ 20,157,776
Shares issued to shareholders in
  reinvestment of dividends           119,553     1,209,844
Shares redeemed                    (1,122,124)  (11,480,471)
                                   ------------------------
Net increase (decrease) in shares
  outstanding before conversion       960,496     9,887,149
Shares converted into Investor
  Class (See Note 1)                  416,693     4,275,033
Shares converted from Investor
  Class (See Note 1)                 (558,097)   (5,751,131)
                                   ------------------------
Net increase (decrease)               819,092  $  8,411,051
                                   ========================
Year ended October 31, 2009:
Shares sold                         2,025,142  $ 17,534,335
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                       237,877     1,972,005
Shares redeemed                    (1,120,094)   (9,533,913)
                                   ------------------------
Net increase (decrease) in shares
  outstanding before conversion     1,142,925     9,972,427
Shares converted into Investor
  Class (See Note 1)                  519,932     4,419,384
Shares converted from Investor
  Class (See Note 1)                 (491,213)   (4,506,842)
                                   ------------------------
Net increase (decrease)             1,171,644  $  9,884,969
                                   ========================



70    MainStay Asset Allocation Funds

 CLASS A                               SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                         4,221,034  $ 43,540,034

Shares issued to shareholders in
  reinvestment of dividends           310,694     3,141,111

Shares redeemed                    (3,822,538)  (39,081,017)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion       709,190     7,600,128

Shares converted into Class A
  (See Note 1)                        803,116     8,260,200

Shares converted from Class A
  (See Note 1)                        (88,016)     (923,758)

Shares converted from Class A (a)     (14,050)     (141,066)
                                   ------------------------


Net increase (decrease)             1,410,240  $ 14,795,504
                                   ========================


Year ended October 31, 2009:

Shares sold                         3,785,452  $ 32,954,031

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                       690,613     5,718,278

Shares redeemed                    (3,833,566)  (32,670,474)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion       642,499     6,001,835

Shares converted into Class A
  (See Note 1)                        767,948     6,892,814

Shares converted from Class A
  (See Note 1)                       (173,414)   (1,471,124)
                                   ------------------------


Net increase (decrease)             1,237,033  $ 11,423,525
                                   ========================



 CLASS B                               SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                         1,462,183  $ 14,860,776

Shares issued to shareholders in
  reinvestment of dividends            80,744       812,281

Shares redeemed                    (1,141,578)  (11,526,687)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion       401,349     4,146,370

Shares converted from Class B
  (See Note 1)                       (579,240)   (5,860,344)
                                   ------------------------


Net increase (decrease)              (177,891) $ (1,713,974)
                                   ========================


Year ended October 31, 2009:

Shares sold                         1,866,537  $ 16,007,463

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                       233,294     1,922,339

Shares redeemed                    (1,289,806)  (10,835,054)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion       810,025     7,094,748

Shares converted from Class B
  (See Note 1)                       (629,338)   (5,334,232)
                                   ------------------------


Net increase (decrease)               180,687  $  1,760,516
                                   ========================



 CLASS C                               SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                           984,769  $ 10,061,723

Shares issued to shareholders in
  reinvestment of dividends            36,117       363,340

Shares redeemed                      (887,066)   (9,007,820)
                                   ------------------------


Net increase (decrease)               133,820  $  1,417,243
                                   ========================


Year ended October 31, 2009:

Shares sold                         1,142,421  $  9,962,613

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                        99,620       821,865

Shares redeemed                      (961,142)   (8,119,122)
                                   ------------------------


Net increase (decrease)               280,899  $  2,665,356
                                   ========================



 CLASS I                               SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                           470,412  $  4,774,851

Shares issued to shareholders in
  reinvestment of dividends             9,026        91,561

Shares redeemed                      (137,732)   (1,407,382)
                                   ------------------------


Net increase (decrease) in shares
  outstanding before conversion       341,706     3,459,030

Shares converted into Class I (a)      14,009       141,066
                                   ------------------------


Net increase (decrease)               355,715  $  3,600,096
                                   ========================


Year ended October 31, 2009:

Shares sold                            24,738  $    211,043

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                        20,600       170,981

Shares redeemed                      (203,976)   (1,687,162)
                                   ------------------------


Net increase (decrease)              (158,638) $ (1,305,138)
                                   ========================






                                                   mainstayinvestments.com    71

MAINSTAY MODERATE GROWTH ALLOCATION FUND


 INVESTOR CLASS                    SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                     2,545,088  $ 25,270,104
Shares issued to shareholders
  in reinvestment of
  dividends                       121,674     1,202,108
Shares redeemed                (1,491,708)  (14,729,589)
                               ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                    1,175,054    11,742,623
Shares converted into
  Investor Class (See Note 1)     531,286     5,268,732
Shares converted from
  Investor Class (See Note 1)    (511,051)   (5,100,057)
                               ------------------------
Net increase (decrease)         1,195,289  $ 11,911,298
                               ========================
Year ended October 31, 2009:
Shares sold                     2,657,380  $ 21,329,842
Shares issued to shareholders
  in reinvestment of
  dividends and distributions     302,888     2,341,328
Shares redeemed                (1,407,854)  (11,232,360)
                               ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                    1,552,414    12,438,810
Shares converted into
  Investor Class (See Note 1)     726,073     5,652,479
Shares converted from
  Investor Class (See Note 1)    (494,539)   (4,439,730)
                               ------------------------
Net increase (decrease)         1,783,948  $ 13,651,559
                               ========================


 CLASS A                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                     2,689,273  $ 26,869,688

Shares issued to shareholders
  in reinvestment of
  dividends                       195,391     1,927,906

Shares redeemed                (3,422,884)  (33,918,541)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                     (538,220)   (5,120,947)

Shares converted into Class A
  (See Note 1)                    828,201     8,249,330

Shares converted from Class A
  (See Note 1)                   (111,157)   (1,135,492)
                               ------------------------


Net increase (decrease)           178,824  $  1,992,891
                               ========================


Year ended October 31, 2009:

Shares sold                     2,089,989  $ 17,107,076

Shares issued to shareholders
  in reinvestment of
  dividends and distributions     563,061     4,352,901

Shares redeemed                (3,450,437)  (26,892,287)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                     (797,387)   (5,432,310)

Shares converted into Class A
  (See Note 1)                    817,460     7,079,264

Shares converted from Class A
  (See Note 1)                   (321,889)   (2,445,283)
                               ------------------------


Net increase (decrease)          (301,816) $   (798,329)
                               ========================



 CLASS B                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                     1,709,624  $ 16,740,837

Shares issued to shareholders
  in reinvestment of
  dividends                        62,979       616,569

Shares redeemed                (1,368,005)  (13,330,092)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                      404,598     4,027,314

Shares converted from Class B
  (See Note 1)                   (746,529)   (7,282,513)
                               ------------------------


Net increase (decrease)          (341,931) $ (3,255,199)
                               ========================


Year ended October 31, 2009:

Shares sold                     2,201,379  $ 17,472,134

Shares issued to shareholders
  in reinvestment of
  dividends and distributions     278,703     2,137,709

Shares redeemed                (1,597,714)  (12,420,435)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                      882,368     7,189,408

Shares converted from Class B
  (See Note 1)                   (735,846)   (5,846,730)
                               ------------------------


Net increase (decrease)           146,522  $  1,342,678
                               ========================



 CLASS C                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                       580,786  $  5,719,600

Shares issued to shareholders
  in reinvestment of
  dividends                        13,881       135,896

Shares redeemed                  (514,103)   (4,988,663)
                               ------------------------


Net increase (decrease)            80,564  $    866,833
                               ========================


Year ended October 31, 2009:

Shares sold                       649,117  $  5,294,128

Shares issued to shareholders
  in reinvestment of
  dividends and distributions      62,000       475,541

Shares redeemed                  (650,189)   (5,124,316)
                               ------------------------


Net increase (decrease)            60,928  $    645,353
                               ========================



 CLASS I                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                         8,465  $     85,217

Shares issued to shareholders
  in reinvestment of
  dividends                         1,122        11,153

Shares redeemed                    (3,428)      (34,057)
                               ------------------------


Net increase (decrease)             6,159  $     62,313
                               ========================


Year ended October 31, 2009:

Shares sold                        17,900  $    135,608

Shares issued to shareholders
  in reinvestment of
  dividends and distributions       2,684        20,883

Shares redeemed                   (11,203)      (92,469)
                               ------------------------


Net increase (decrease)             9,381  $     64,022
                               ========================


(a) In addition to any automatic conversion features described above in Note 1 with respect to Investor
    Class, Class A and B shares, an investor generally may also elect to convert their shares on a voluntary basis into another share class of the same fund for which an investor is eligible.
    However, the following limitations apply:


    - Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and

    - All Class B and C shares are ineligible for a voluntary conversion.


72    MainStay Asset Allocation Funds

These limitations do not impact any automatic conversion features described in
Note 1 with respect to Investor Class, Class A and B shares.

An investor or an investor's financial intermediary may contact the Fund to request a voluntary conversion between shares classes of the same Fund. An investor may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If an investor fails to remain eligible for the new share class, an investor may automatically be converted back to their original share class, or into another share class, if appropriate.

NOTE 9-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Allocation Funds as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Allocation Funds' management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments have been identified. The following disclosure changes have occurred subsequent to October 31, 2010: (1) extension of the current written expense limitation agreement as disclosed in Note 3(A) to the financial statements, and (2) termination of the Subadvisory Agreement with Madison Square Investors, effective January 1, 2011, as disclosed in Note 3(A) to the financial statements.


                                                   mainstayinvestments.com    73

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the MainStay Conservative Allocation Fund, MainStay Growth Allocation Fund, MainStay Moderate Allocation Fund, and MainStay Moderate Growth Allocation Fund ("the Funds"), four of the funds constituting MainStay Funds Trust, as of October 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the transfer agent of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Conservative Allocation Fund, MainStay Growth Allocation Fund, MainStay Moderate Allocation Fund, and MainStay Moderate Growth Allocation Fund of MainStay Funds Trust as of October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


74    MainStay Asset Allocation Funds

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreements between the MainStay Conservative Allocation Fund, MainStay Growth Allocation Fund, MainStay Moderate Allocation Fund and MainStay Moderate Growth Allocation Fund ("Asset Allocation Funds") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreements between New York Life Investments and Madison Square Investors LLC ("MSI") on behalf of the Asset Allocation Funds.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Asset Allocation Funds prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Asset Allocation Funds' investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and MSI on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Asset Allocation Funds, and the rationale for any differences in the Fund's management and/or subadvisory fees and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Asset Allocation Funds to New York Life Investments and its affiliates, including MSI as subadviser to the Asset Allocation Funds, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Asset Allocation Funds prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Asset Allocation Funds by New York Life Investments and MSI; (ii) the investment performance of the Asset Allocation Funds, New York Life Investments and MSI; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates, including MSI as subadviser to the Asset Allocation Funds, from their relationship with the Asset Allocation Funds; (iv) the extent to which economies of scale may be realized as the Asset Allocation Funds grow, and the extent to which economies of scale may benefit Asset Allocation Funds investors; and (v) the reasonableness of the Asset Allocation Funds' management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Asset Allocation Funds, and that the Asset Allocation Funds' shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Asset Allocation Funds. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND MSI

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Asset Allocation Funds. The Board evaluated New York Life Investments' experience in serving as manager of the Asset Allocation Funds, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Asset Allocation Funds, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Asset Allocation Funds' legal and compliance environment, for overseeing MSI's compliance with the Asset Allocation Funds' policies and investment objectives, and for implementing Board directives as they relate to the Asset Allocation Funds. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Asset Allocation Funds' officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Asset Allocation Funds' prospectus.


                                                   mainstayinvestments.com    75

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)


The Board also examined the nature, extent and quality of the services that MSI provides to the Asset Allocation Funds. The Board evaluated MSI's experience in serving as subadviser to the Asset Allocation Funds and managing other portfolios. It examined MSI's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at MSI, and MSI's overall legal and compliance environment. The Board also reviewed MSI's willingness to invest in personnel designed to benefit the Asset Allocation Funds. In this regard, the Board considered the experience of the Asset Allocation Funds' portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Asset Allocation Funds likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and MSI's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Asset Allocation Funds' investment performance, the Board considered investment performance results in light of the Asset Allocation Funds' investment objectives, strategies and risks, as disclosed in the Asset Allocation Funds' prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Asset Allocation Funds throughout the year. These reports include, among other things, information on the Asset Allocation Funds' gross and net returns, the Asset Allocation Funds' investment performance relative to relevant investment categories and Fund benchmarks, the Asset Allocation Funds' risk-adjusted investment performance, and the Asset Allocation Funds' investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Asset Allocation Funds as compared to peer funds.

In considering the Asset Allocation Funds' investment performance, the Board focused principally on the Asset Allocation Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Asset Allocation Funds' investment performance, as well as discussions between the Asset Allocation Funds' portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Because the Asset Allocation Funds invest substantially all of their assets in other funds advised by New York Life Investments, the Board considered the rationale for the allocation among and selection of the underlying funds in which the Asset Allocation Funds invest, including the investment performance of the underlying funds.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Asset Allocation Funds, along with ongoing efforts by New York Life Investments and MacKay Shields to enhance investment returns, supported a determination to approve the Agreements. The Asset Allocation Funds disclose more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Asset Allocation Funds' prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND MSI

The Board considered the costs of the services provided by New York Life Investments and MSI under the Agreements, and the profits realized by New York Life Investments and its affiliates due to their relationships with the Asset Allocation Funds. The Board noted that the Asset Allocation Funds do not pay a management fee to New York Life Investments, but that the shareholders of the Asset Allocation Funds indirectly pay the management fees of the underlying funds in which the Asset Allocation Funds invest. The Board considered that the underlying funds are affiliates of New York Life Investments, thereby indirectly benefiting New York Life Investments. Because MSI is an affiliate of New York Life Investments whose subadvisory fees are paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and MSI in the aggregate.

In evaluating any costs and profits of New York Life Investments and its affiliates, including MSI, due to their relationships with the Asset Allocation Funds, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Asset Allocation Funds, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Asset Allocation Funds. The Board acknowledged that New York Life Investments and MSI must be in a position to pay and retain experienced professional personnel to provide services to the Asset Allocation Funds, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Asset Allocation Funds. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board acknowledged that New York Life Investments' efforts to encourage New York Life Insurance Company ("New York Life") agents to consolidate multiple small accounts held by the same investor into an Asset Allocation Fund account, among other initiatives discussed below, is intended to mitigate the effect of small accounts on Funds in the MainStay Group of Funds.

The Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous

76    MainStay Asset Allocation Funds
factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Asset Allocation Funds, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Asset Allocation Funds, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Asset Allocation Funds. The Board further considered that, in addition to fees earned by New York Life Investments for managing the Asset Allocation Funds, New York Life Investments' affiliates also earn revenues from serving the Asset Allocation Funds in various other capacities, including as the Asset Allocation Funds' transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Asset Allocation Funds to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Asset Allocation Funds on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates (including
MSI) due to their relationships with the Asset Allocation Funds supported the Board's determination to approve the Agreements.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE ASSET ALLOCATION FUNDS GROW

The Board also considered whether the Asset Allocation Funds' expense structures permitted economies of scale to be shared with Asset Allocation Fund investors. The Board noted that New York Life Investments does not charge a management fee to the Asset Allocation Funds, and that the Board separately considers economies of scale as part of its review of the management agreements of the underlying funds in which the Asset Allocation Funds invest.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Asset Allocation Funds' expense structures appropriately reflect economies of scale for the benefit of Fund investors.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Asset Allocation Funds' expected total ordinary operating expenses. The Board also considered the impact of the Asset Allocation Funds' expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Asset Allocation Funds' total ordinary operating expenses.

In assessing the reasonableness of the Asset Allocation Funds' fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. Because the Asset Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of the fees and expenses the Asset Allocation Funds indirectly pay by investing in underlying funds that charge management fees. The Board considered New York Life Investments' process for monitoring and disclosing potential conflicts in MSI's selection of underlying funds for the Asset Allocation Funds. In addition, the Board considered information provided by New York Life Investments and MSI on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Asset Allocation Funds. In this regard, the Board took into account explanations from New York Life Investments and MSI about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Asset Allocation Funds based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees, which are charged based on the Asset Allocation Funds' average net assets. The Board took into account information from New York Life Investments showing that the Asset Allocation Funds' transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Asset Allocation Funds' transfer agent, charges the Asset Allocation Funds are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Asset Allocation Funds' transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the


                                                   mainstayinvestments.com    77

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)



effect of small accounts on the expense ratios of Fund share classes, including:
(i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500; (iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Asset Allocation Funds' management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


78    MainStay Asset Allocation Funds

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the Fiscal Year ended October 31, 2010, the Allocation Funds designated approximately the following amounts under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

MainStay Conservative Allocation
  Fund                                $  592,455
------------------------------------------------
MainStay Growth Allocation Fund        1,573,409
------------------------------------------------
MainStay Moderate Allocation Fund      1,833,665
------------------------------------------------
MainStay Moderate Growth Allocation
  Fund                                 2,421,599
------------------------------------------------



The dividends paid by the following Allocation Funds during the fiscal year ended October 31, 2010 which are not designated as capital gain distributions should be multiplied by the following percentage to arrive at the amount eligible for the corporate dividend received deduction.

                                        DRD%
MainStay Conservative Allocation Fund     9.7%
---------------------------------------------
MainStay Growth Allocation Fund         100.0
---------------------------------------------
MainStay Moderate Allocation Fund        20.0
---------------------------------------------
MainStay Moderate Growth Allocation
  Fund                                   34.4
---------------------------------------------



In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2009. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Allocation Funds' fiscal year ended October 31, 2010.


PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Allocation Funds' securities is available without charge, upon request, (i) by visiting the Allocation Funds' website at mainstayinvestments.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The MainStay Funds are required to file with the SEC their proxy voting records for each Allocation Fund for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the MainStay Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Allocation Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


                                                   mainstayinvestments.com    79

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


80    MainStay Asset Allocation Funds

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    81

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


82    MainStay Asset Allocation Funds

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    83

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


84    MainStay Asset Allocation Funds

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     (C) 2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21206 MS333-10                                         MSAA11-12/10
                                                                              A2

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY EPOCH GLOBAL CHOICE FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------

Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   11
---------------------------------------------
Financial Statements                       14
---------------------------------------------
Notes to Financial Statements              20
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            27
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  28
---------------------------------------------
Federal Income Tax Information             31
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        31
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       31
---------------------------------------------
Board Members and Officers                 32
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY EPOCH
                       GLOBAL CHOICE
                        FUND CLASS      MSCI WORLD    RUSSELL 3000(R)
                         I SHARES          INDEX           INDEX
                      --------------    ----------    ---------------
07/25/05                   10000           10000           10000
10/31/05                    9627           10168            9871
10/31/06                   10933           12336           11486
10/31/07                   12822           14851           13156
10/31/08                    8361            8636            8340
10/31/09                    9258           10227            9244
10/31/10                   10461           11530           10939




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge          With sales charges           -0.39%        6.43%
                                                                       Excluding sales charges       5.41        12.62
------------------------------------------------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 5.5% Initial Sales Charge          With sales charges           -0.25%        6.57%
                                                                       Excluding sales charges       5.56        12.77
------------------------------------------------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Class C Shares(3)           Maximum 1% CDSC                            With sales charges            3.67%       10.65%
                            if Redeemed Within One Year of Purchase    Excluding sales charges       4.67        11.65
------------------------------------------------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Class I Shares(4)           No Sales Charge                                                          5.80%       12.99%
------------------------------------------------------------------------------------------------------------------------

                                             SINCE
                                           INCEPTION      GROSS
                                           OF CLASS      EXPENSE
CLASS                       FIVE YEARS    (11/16/09)    RATIO(2)
----------------------------------------------------------------
Investor Class Shares(3)      -0.13%        -0.86%        2.15%
                               1.00          0.21         2.15
----------------------------------------------------------------

                                             SINCE
                                           INCEPTION      GROSS
                                           OF CLASS      EXPENSE
CLASS                       FIVE YEARS     (8/15/06)    RATIO(2)
----------------------------------------------------------------
Class A Shares(4)             --            -1.46%        1.98%
                              --            -0.13         1.98
----------------------------------------------------------------

                                             SINCE
                                           INCEPTION      GROSS
                                           OF CLASS      EXPENSE
CLASS                       FIVE YEARS    (11/16/09)    RATIO(2)
----------------------------------------------------------------
Class C Shares(3)              0.62%        -0.18%        2.90%
                               0.62         -0.18         2.90
----------------------------------------------------------------

                                             SINCE
                                           INCEPTION      GROSS
                                           OF CLASS      EXPENSE
CLASS                       FIVE YEARS     (7/25/05)    RATIO(2)
----------------------------------------------------------------
Class I Shares(4)              1.68%         0.86%        1.73%
----------------------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class and Class C shares, first offered on November 16, 2009, includes the historical performance of Class I shares (as defined below) through November 13, 2009 adjusted for differences in certain expenses and fees.
4. Performance figures for Class I shares and Class A shares reflect the historical performance of the Institutional shares since July 25, 2005 and

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                                                             SINCE
                                                   TEN-       ONE      FIVE     INCEPTION
                                                  MONTHS     YEAR     YEARS    OF THE FUND
MSCI World Index(5)                                6.41%    12.74%    2.54%       2.74%
------------------------------------------------------------------------------------------
Russell 3000(R) Index(6)                           8.88     18.34     2.08        1.72
------------------------------------------------------------------------------------------
Average Lipper Global Multi-Cap Growth Fund(7)    10.82     19.44     5.00        4.93
------------------------------------------------------------------------------------------







    the Class P shares since August 15, 2006, respectively, of the Epoch U.S. All Cap Equity Fund (which was subject to a different fee structure.)
5. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Total returns assume reinvestment of all dividends and capital gains. The Fund has selected the MSCI World Index in replacement of the Russell 3000(R) Index as its broad-based securities market Index for comparison purposes because of a change in investment strategy in connection with the reorganization of the Epoch U.S. All Cap Equity Fund with and into the Fund. An investment cannot be made directly in an Index.
6. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
7. The average Lipper global multi-cap growth fund is representative of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Global multi-cap growth funds typically have an above-average price-to cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI Index. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Epoch Global Choice Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY EPOCH GLOBAL CHOICE FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,030.40        $ 9.26         $1,016.10         $ 9.20
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,031.90        $ 7.89         $1,017.40         $ 7.83
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,025.40        $13.17         $1,012.20         $13.09
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,032.60        $ 6.61         $1,018.70         $ 6.56
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.81% for Investor Class, 1.54% for Class A, 2.58% for Class C and 1.29% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

INDUSTRY COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Health Care Providers & Services        11.5%
Oil, Gas & Consumable Fuels              9.0
Aerospace & Defense                      8.9
Software                                 8.8
Wireless Telecommunication Services      6.4
Commercial Banks                         6.2
Media                                    6.2
Pharmaceuticals                          5.9
Insurance                                4.6
Food Products                            4.0
Beverages                                3.7
Metals & Mining                          3.0
Household Durables                       2.8
IT Services                              2.6
Machinery                                2.6
Textiles, Apparel & Luxury Goods         2.3
Computers & Peripherals                  2.2
Automobiles                              2.1
Life Sciences Tools & Services           2.1
Energy Equipment & Services              1.7
Short-Term Investment                    2.5
Other Assets, Less Liabilities           0.9
                                       -----
                                       100.0%
                                       =====



See Portfolio of Investments beginning on page 11 for specific holdings within these categories.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  Microsoft Corp.
    2.  Comcast Corp. Class A
    3.  Nestle S.A. Registered
    4.  InBev N.V.
    5.  Vodafone Group PLC
    6.  OGX Petroleo e Gas Participacoes S.A.
    7.  Boeing Co. (The)
    8.  Fresenius Medical Care A.G. & Co. KGaA
    9.  Anadarko Petroleum Corp.
   10.  Laboratory Corp. of America Holdings





8    MainStay Epoch Global Choice Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS(1) (UNAUDITED)

Questions answered by portfolio managers Michael Welhoelter, CFA, and William Priest, CFA, of Epoch Investment Partners, Inc., the Fund's Subadvisor.

HOW DID MAINSTAY EPOCH GLOBAL CHOICE FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE 10 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Epoch Global Choice Fund returned 5.41% for Investor Class shares, 5.56% for Class A shares and 4.67% for Class C shares for the 10 months ended October 31, 2010. Over the same period, the Fund's Class I share returned 5.80%. All share classes underperformed the 10.82% return of the average Lipper(2) global multi-cap growth fund and the 6.41% return of the MSCI World Index(3) for the 10 months ended October 31, 2010. The MSCI World Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund's underperformance of the MSCI World Index during the 10-month reporting period resulted from disappointing stock selection in the information technology and industrials sectors and from allocation effects in materials, where the Fund was underweight relative to the benchmark. The negative impact was partially offset by superior stock selection in the consumer, financials and health care sectors. In addition, sector allocation returns benefited from the Fund's underweight positions in energy, financials and utilities. Finally, an allocation at the country level to Brazil and an underweight position in Japan also helped the Fund's relative performance.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST CONTRIBUTORS TO THE FUNDS RELATIVE PERFOR-MANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

During the 10 months ended October 31, 2010, the Fund's strongest-contributing sector relative to the MSCI World Index was consumer discretionary, which benefited from superior stock selection and an overweight position in a sector that performed well. Financials was the second-strongest contributing sector to the Fund's relative performance. Superior stock selection and an underweight position relative to the MSCI World Index contributed to the Fund's performance. Health care and consumer staples were equally strong relative performers for the Fund. Although health care in general lagged the benchmark and the Fund held an overweight position in the sector, stock selection was a positive contributor to relative performance. In consumer staples, a sector that performed well in the Index but was underweighted in the Fund, the Fund's relative performance benefited from strong security selection.

During the reporting period, the weakest-contributing sector to the Fund's performance relative to the MSCI World Index was information technology. The Fund was overweight in the sector, which lagged the benchmark. The Fund's large exposure to Microsoft accounted for the bulk of the underperformance. Although the company's business fundamentals progressed as we expected, the market's valuation of those results dropped considerably. Since Microsoft was the Fund's largest holding, its relative underperformance was the most significant of any holding in the Fund. The Fund's information technology holdings provided a negative total return during the reporting period.
The Fund's industrials sector exposure also detracted from the Fund's relative performance. Although the Fund was overweight a sector that performed well, the effects of stock selection were negative. The materials sector performed well in the Index but was underweight in the Fund. Although security selection was positive, the Fund's underweight position offset the positive impact.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

During the reporting period, the stock that made the strongest contribution to the Fund's absolute performance was U.S. technology service company Sybase. During the reporting period the company advanced on a bid from German technology company SAP. We used the increase in price to exit the Fund's position.

The Fund's second-strongest individual contributor to absolute performance was France-based luxury-goods company LVMH Moet Hennessy Louis Vuitton. We added the stock to the Fund based on our belief that the company was well positioned to benefit if there should be an increase in demand for high-end consumer goods in both the developed world and emerging markets.

The Fund's third-strongest contributor was Comcast, a cable provider of video, high-speed Internet and phone services. The company offers a variety of entertainment, information and communications services to residential and commercial cus-tomers. Free cash flow yields are among the highest of the companies in which the Fund invests, and in our opinion, the company is positioned to provide significant capital returns to shareholders in the form of cash dividends and share repurchases.

The three worst contributors to the Fund's absolute performance were software giant Microsoft, pharmaceutical company Bayer and electronic equipment & instruments company Corning.

When we look at Microsoft's fundamental prospects, we can only surmise that investors used the high liquidity of the stock as a means to reduce exposure to the market generally. We believe that Windows 7 will be a major project success. We believe that Microsoft is doing many things that an investor would want at this point, including stock repurchases. And in

1. Effective January 4, 2010, the Fund's fiscal year-end changed from December 31 to October 31. As a result, the following discussion covers the 10-month reporting period ended October 31, 2010.
2. See footnote on page 6 for more information about Lipper Inc.
3. See footnote on page 6 for more information on the MSCI World Index.

                                                    mainstayinvestments.com    9
our opinion, the likelihood that the company will see large earnings gains over the next 12 months remains high.

We sold the Fund's position in Bayer, a Germany-based provider of health care, crop science and material science services, as concerns over Europe's sovereign debt crisis intensified.

Corning was sold after the shares failed to respond to sustained positive operating performance and favorable business developments over the past year. Faced with the prospect of decelerating operational momentum, driven by slowing consumer electronics sales and inventory build-up, we elected to sell the position.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

Boeing is a diversified aerospace & defense company, and the Fund established a position in the company, seeking to benefit when the commercial aerospace industry rebounds. The Fund also bought shares of OGX Petroleo e Gas Participacoes, one of the largest Brazilian private-sector oil & gas exploration & production companies in terms of offshore exploratory acreage. The company enjoyed drilling success in 2010, and we believe that the company's resources are undervalued relative to peers and recent transactions involving comparable properties. The company has ample cash to fund its exploration and development program, and we expect a material increase in free cash flow within the next three to five years, as production ramps up. Another Fund purchase was Teva Pharmaceuticals, which we believe is a world-class manufacturer of generic drugs and producer of specialty drugs for treatment of multiple sclerosis. We bought the stock at a significant discount from its historical valuation average. With benefits from a recent large acquisition and a large pipeline of new generic drugs, in our opinion, the company has the potential for strong performance in the year ahead.

Significant sales included diversified health care benefits company Aetna, Brazilian credit card processing company Cielo S.A. and discount retail giant Wal-Mart Stores. We eliminated Aetna on the belief that better opportunities existed elsewhere. We sold Cielo S.A. in response to increased competition in the credit card processing industry in Brazil. We sold the Fund's position in Wal-Mart Stores when disappointing sales performance suggested that valuation objectives would not be realized.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, we increased the Fund's position in the consumer discretionary sector, moving from significantly underweight relative to the MSCI World Index to overweight relative to the benchmark. We substantially increased the Fund's energy allocation, moving from a slightly underweight position to a substantially overweight position. In industrials, the Fund went from a market-neutral position to one that was significantly overweight relative to the benchmark.

Over the same period, the Fund reduced its allocation to information technology from significantly overweight to slightly overweight relative to the MSCI World Index. The Fund also decreased its consumer staples holdings from an overweight position to an underweight position relative to the benchmark. The Fund also reduced its allocation to the health care sector, which began the reporting period significantly overweight and remained overweight (but less so) as of October 31, 2010.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund's most substantially overweight positions relative to the MSCI World Index were in health care and consumer discretionary. The Fund's weighting in health care was more than double the benchmark's weighting.

As of the same date, the Fund's most substantially underweight sectors relative to the MSCI World Index were in financials (where the Fund's weighting is about half that of the benchmark) and in materials (where the Fund's weighting is about a third of that of the benchmark).

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay Epoch Global Choice Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                   SHARES        VALUE
COMMON STOCKS 96.6%+
------------------------------------------------------

AEROSPACE & DEFENSE 8.9%
X  Boeing Co. (The)                26,950  $ 1,903,748
Rockwell Collins, Inc.             27,700    1,676,127
Rolls-Royce Group PLC (a)(b)    9,097,600       14,577
Rolls-Royce Group PLC (b)         142,150    1,474,838
                                           -----------
                                             5,069,290
                                           -----------

AUTOMOBILES 2.1%
Daimler A.G.(b)                    18,000    1,188,235
                                           -----------


BEVERAGES 3.7%
X  InBev N.V.                      33,350    2,090,369
                                           -----------


COMMERCIAL BANKS 6.2%
Banco Bradesco S.A., ADR (c)       38,375      798,200
Toronto-Dominion Bank (The)        18,450    1,328,711
United Overseas Bank, Ltd.         97,000    1,396,956
                                           -----------
                                             3,523,867
                                           -----------

COMPUTERS & PERIPHERALS 2.2%
Apple, Inc.(b)                      4,050    1,218,524
                                           -----------


ENERGY EQUIPMENT & SERVICES 1.7%
Core Laboratories N.V.             12,200      948,794
                                           -----------


FOOD PRODUCTS 4.0%
X  Nestle S.A. Registered          41,700    2,284,061
                                           -----------


HEALTH CARE PROVIDERS & SERVICES 11.5%
Diagnosticos da America S.A.      122,350    1,511,115
X  Fresenius Medical Care
  A.G. & Co. KGaA                  29,650    1,888,785
X  Laboratory Corp. of
  America Holdings (b)             21,100    1,715,852
UnitedHealth Group, Inc.           38,300    1,380,715
                                           -----------
                                             6,496,467
                                           -----------

HOUSEHOLD DURABLES 2.8%
Tupperware Brands Corp.            35,850    1,606,439
                                           -----------


INSURANCE 4.6%
MetLife, Inc.                      39,200    1,580,936
Prudential Financial, Inc.         19,500    1,025,310
                                           -----------
                                             2,606,246
                                           -----------

IT SERVICES 2.6%
Visa, Inc. Class A                 18,710    1,462,561
                                           -----------


LIFE SCIENCES TOOLS & SERVICES 2.1%
Thermo Fisher Scientific,
  Inc.(b)                          23,050    1,185,231
                                           -----------


MACHINERY 2.6%
Danaher Corp.                      33,400    1,448,224
                                           -----------


MEDIA 6.2%
X  Comcast Corp. Class A          129,000    2,493,570
SES S.A.                           40,580    1,040,065
                                           -----------
                                             3,533,635
                                           -----------

METALS & MINING 3.0%
Barrick Gold Corp.                 35,300    1,700,104
                                           -----------


OIL, GAS & CONSUMABLE FUELS 9.0%
X  Anadarko Petroleum Corp.        30,250    1,862,492
Occidental Petroleum Corp.         16,600    1,305,258
X  OGX Petroleo e Gas
  Participacoes S.A. (b)          148,100    1,944,123
                                           -----------
                                             5,111,873
                                           -----------

PHARMACEUTICALS 5.9%
Abbott Laboratories                32,150    1,649,938
Teva Pharmaceutical
  Industries, Ltd., Sponsored
  ADR (c)                          32,850    1,704,915
                                           -----------
                                             3,354,853
                                           -----------

SOFTWARE 8.8%
X  Microsoft Corp.                133,400    3,553,776
Oracle Corp.                       49,430    1,453,242
                                           -----------
                                             5,007,018
                                           -----------

TEXTILES, APPAREL & LUXURY GOODS 2.3%
LVMH Moet Hennessy Louis
  Vuitton S.A.                      8,400    1,316,420
                                           -----------


WIRELESS TELECOMMUNICATION SERVICES 6.4%
China Mobile, Ltd., Sponsored
  ADR (c)                          31,450    1,615,586
X  Vodafone Group PLC             743,100    2,022,416
                                           -----------
                                             3,638,002
                                           -----------
Total Common Stocks
  (Cost $50,420,787)                        54,790,213
                                           -----------




+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investment. Any of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11

                                PRINCIPAL
                                   AMOUNT        VALUE
SHORT-TERM INVESTMENT 2.5%
------------------------------------------------------

REPURCHASE AGREEMENT 2.5%
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $1,430,176 (Collateralized
  by a United States Treasury
  Note with a rate of 2.125%
  and a maturity date of
  5/31/15, with a Principal
  Amount of $1,385,000 and a
  Market Value of $1,459,513)  $1,430,175  $ 1,430,175
                                           -----------
Total Short-Term Investment
  (Cost $1,430,175)                          1,430,175
                                           -----------
Total Investments
  (Cost $51,850,962) (d)             99.1%  56,220,388
Other Assets, Less
  Liabilities                         0.9      486,675
                               ----------  -----------

Net Assets                          100.0% $56,707,063
                               ==========  ===========





(a)  Fair valued security--The total market
     value of this security at October 31,
     2010 is $14,577, which represents less
     than one-tenth of a percent of the Fund's net assets.
(b)  Non-income producing security.
(c)  ADR--American Depositary Receipt.
(d)  At October 31, 2010, cost is $52,327,319
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $ 4,944,971
Gross unrealized depreciation       (1,051,902)
                                   -----------
Net unrealized appreciation        $ 3,893,069
                                   ===========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)        TOTAL
Investments in Securities (a)
  Common Stocks (b)                                 $54,775,636   $       --       $14,577  $54,790,213
  Short-Term Investment
     Repurchase Agreement                                    --    1,430,175            --    1,430,175
                                                    -----------   ----------       -------  -----------
Total Investments in Securities                     $54,775,636   $1,430,175       $14,577  $56,220,388
                                                    ===========   ==========       =======  ===========




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The level 3 security valued at $14,577 is held in Aerospace & Defense within the Common Stock section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ending October 31, 2010, securities with a total value of $4,924,605 transferred from Level 2 to Level 1 due to certain international equities not being fair valued at the end of the period, by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures. Fair values for these instruments at the reporting date are based on quoted market prices or binding dealer price quotations. (See Note 2)


12    MainStay Epoch Global Choice Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                     BALANCE
                                       AS OF     ACCRUED  REALIZED
                                DECEMBER 31,   DISCOUNTS      GAIN
 INVESTMENTS IN SECURITIES              2009  (PREMIUMS)    (LOSS)
Common Stock
  Aerospace & Defense               $     --    $     --  $     --
                                    --------    --------  --------
Total                                    $--         $--       $--
                                    ========    ========  ========

                                                                                                             CHANGE IN
                                                                                                            UNREALIZED
                                                                                                          APPRECIATION
                                                                                                        (DEPRECIATION)
                                                                                                                  FROM
                                     CHANGE IN                                                 BALANCE     INVESTMENTS
                                    UNREALIZED                       TRANSFERS  TRANSFERS        AS OF   STILL HELD AT
                                  APPRECIATION                           IN TO     OUT OF  OCTOBER 31,     OCTOBER 31,
 INVESTMENTS IN SECURITIES      (DEPRECIATION)  PURCHASES     SALES    LEVEL 3    LEVEL 3         2010        2010 (A)
Common Stock
  Aerospace & Defense                     $167    $14,410  $     --   $     --   $     --      $14,577            $167
                                          ----    -------  --------   --------   --------      -------            ----
Total                                     $167    $14,410       $--        $--        $--      $14,577            $167
                                          ====    =======  ========   ========   ========      =======            ====




(a) Included in "Net change in unrealized appreciation (depreciation) on investments" in the Statement of Operations.

The table below sets forth the diversification of the MainStay Epoch Global Choice Fund portfolio investments by country.

COUNTRY COMPOSITION (UNAUDITED)

                                      VALUE  PERCENT +
Belgium                         $ 2,090,369      3.7%
Brazil                            4,253,438      7.5
Canada                            3,028,815      5.3
France                            1,316,420      2.3
Germany                           3,077,020      5.4
Hong Kong                         1,615,586      2.9
Israel                            1,704,915      3.0
Luxembourg                        1,040,065      1.8
Netherlands                         948,794      1.7
Singapore                         1,396,956      2.5
Switzerland                       2,284,061      4.0
United Kingdom                    3,511,831      6.2
United States                    29,952,118     52.8
                                -----------    -----
                                 56,220,388     99.1
Other Assets, Less Liabilities      486,675      0.9
                                -----------    -----
Net Assets                      $56,707,063    100.0%
                                ===========    =====




+    Percentages indicated are based on Fund
     net assets.




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in securities, at value
  (identified cost $51,850,962)       $ 56,220,388
Cash denominated in foreign
  currencies (identified cost
  $421,786)                                437,432
Receivables:
  Investment securities sold             1,072,796
  Dividends and interest                    78,868
  Fund shares sold                           1,619
Other assets                                48,790
                                      ------------
     Total assets                       57,859,893
                                      ------------

LIABILITIES
--------------------------------------------------
Payables:
  Investment securities purchased        1,082,956
  Manager (See Note 3)                      21,420
  Professional fees                         17,520
  Fund shares redeemed                      11,724
  Shareholder communication                 10,608
  Custodian                                  3,810
  Transfer agent (See Note 3)                2,338
  NYLIFE Distributors (See Note 3)             445
  Trustees                                     114
Accrued expenses                             1,895
                                      ------------
     Total liabilities                   1,152,830
                                      ------------
Net assets                            $ 56,707,063
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $      3,890
Additional paid-in capital              66,010,725
                                      ------------
                                        66,014,615
Distribution in excess of net
  investment income                       (106,356)
Accumulated net realized loss on
  investments and foreign currency
  transactions                         (13,589,022)
Net unrealized appreciation on
  investments                            4,369,426
Net unrealized appreciation on
  translation of other assets and
  liabilities in foreign currencies         18,400
                                      ------------
Net assets                            $ 56,707,063
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $    118,532
                                      ============
Shares of beneficial interest
  outstanding                                8,337
                                      ============
Net asset value per share
  outstanding                         $      14.22
Maximum sales charge (5.50% of
  offering price)                             0.83
                                      ------------
Maximum offering price per share
  outstanding                         $      15.05
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $  1,854,658
                                      ============
Shares of beneficial interest
  outstanding                              130,288
                                      ============
Net asset value per share
  outstanding                         $      14.24
Maximum sales charge (5.50% of
  offering price)                             0.83
                                      ------------
Maximum offering price per share
  outstanding                         $      15.07
                                      ============
CLASS C
Net assets applicable to outstanding
  shares                              $     38,430
                                      ============
Shares of beneficial interest
  outstanding                                2,721
                                      ============
Net asset value and offering price
  per share outstanding               $      14.12
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $ 54,695,443
                                      ============
Shares of beneficial interest
  outstanding                            3,748,614
                                      ============
Net asset value and offering price
  per share outstanding               $      14.59
                                      ============





14    MainStay Epoch Global Choice Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD JANUARY 1, 2010 THROUGH OCTOBER 31, 2010 (A) AND THE YEAR ENDED DECEMBER 31, 2009


                                      2010         2009
INVESTMENT INCOME
-------------------------------------------------------
INCOME
  Dividends (b)                 $  740,709  $ 1,205,457
  Interest                             196        1,231
                                -----------------------
     Total income                  740,905    1,206,688
                                -----------------------
EXPENSES
  Manager (See Note 3)             450,794      630,760
  Registration                      99,452       36,133
  Professional fees                 83,542       50,998
  Administration and
     accounting fees                    --      100,240
  Custodian                         32,797       34,095
  Shareholder communication         27,217       30,518
  Transfer agent (See Note 3)       12,331       30,770
  Trustees                           3,893       12,301
  Distribution/Service--Inves-
     tor Class (See Note 3)            154            8
  Distribution/Service--Class
     A (See Note 3)                  4,502        3,503
  Distribution/Service--Class
     C (See Note 3)                    280           35
  Miscellaneous                     24,411       44,090
                                -----------------------
     Total expenses before
       waiver/reimbursement        739,373      973,451
  Expense waiver/reimbursement
     from Manager (See Note 3)    (152,261)    (156,227)
                                -----------------------
     Net expenses                  587,112      817,224
                                -----------------------
Net investment income              153,793      389,464
                                -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
-------------------------------------------------------
Net realized loss on:
  Security transactions         $   (1,382) $(7,128,320)
  Foreign currency
     transactions                 (194,019)     (72,816)
                                -----------------------
Net realized loss on
  investments and foreign
  currency transactions           (195,401)  (7,201,136)
                                -----------------------
Net change in unrealized
  appreciation (depreciation)
  on:
  Investments                    2,859,441   22,464,638
  Translation of other assets
     and liabilities in
     foreign currencies             18,347           53
                                -----------------------
Net change in unrealized
  appreciation (depreciation)
  on investments and foreign
  currency transactions          2,877,788   22,464,691
                                -----------------------
Net realized and unrealized
  gain on investments and
  foreign currency
  transactions                   2,682,387   15,263,555
                                -----------------------
Net increase in net assets
  resulting from operations     $2,836,180  $15,653,019
                                =======================




(a) The Fund changed its fiscal year end from December 31 to October 31.

(b) Dividends recorded net of foreign withholding taxes in the amount of $54,251 and $877 for the ten-month period ended October 31, 2010 and the year ended December 31, 2009.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 1, 2010 THROUGH OCTOBER 31, 2010(A), THE YEAR ENDED DECEMBER 31, 2009 AND THE YEAR ENDED DECEMBER 31, 2008.


                            2010          2009          2008
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------
Operations:
 Net investment
  income                $    153,793  $    389,464  $    284,842
 Net realized loss on
  investments and
  foreign currency
  transactions              (195,401)   (7,201,136)   (7,027,933)
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments and
  foreign currency
  transactions             2,877,788    22,464,691   (24,585,095)
                        ----------------------------------------
 Net increase
  (decrease) in net
  assets resulting
  from operations          2,836,180    15,653,019   (31,328,186)
                        ----------------------------------------
Dividends and
 distributions to
 shareholders:
 From net investment
  income:
    Investor Class                --           (88)           --
    Class A                       --       (16,477)       (1,048)
    Class C                       --           (71)           --
    Class I                       --      (376,919)     (273,159)
                        ----------------------------------------
                                  --      (393,555)     (274,207)
                        ----------------------------------------
 From net realized
  gain on
  investments:
    Class A                       --            --           (21)
    Class I                       --            --        (3,069)
                        ----------------------------------------
                                  --            --        (3,090)
                        ----------------------------------------
Total dividends and
 distributions to
 shareholders                     --      (393,555)     (277,297)
                        ----------------------------------------
Capital share
 transactions:
 Net proceeds from
  sale of shares        $ 32,585,851  $ 42,609,969  $ 74,961,349
 Net asset value of
  shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions                   --       349,914       258,181
 Cost of shares
  redeemed (b)           (20,719,033)  (73,269,346)  (21,591,079)
                        ----------------------------------------
    Increase
     (decrease) in net
     assets derived
     from capital
     share
     transactions         11,866,818   (30,309,463)   53,628,451
                        ----------------------------------------
    Net increase
     (decrease) in net
     assets               14,702,998   (15,049,999)   22,022,968
NET ASSETS
----------------------------------------------------------------
Beginning of period       42,004,065    57,054,064    35,031,096
                        ----------------------------------------
End of period           $ 56,707,063  $ 42,004,065  $ 57,054,064
                        ========================================
Undistributed
 (distributions in
 excess of) net
 investment income at
 end of period          $   (106,356) $    (66,130) $     11,020
                        ========================================




(a) The Fund changed its fiscal year end from December 31 to October 31.

(b) Cost of shares redeemed net of redemption fees of $1, $-- and $1,305 for the ten-month period ended October 31, 2010 and years ended December 31, 2009 and 2008, respectively (See Note 2(J)).


16    MainStay Epoch Global Choice Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                               INVESTOR CLASS
                                     ---------------------------------
                                      JANUARY 1,          NOVEMBER 16,
                                         2010                2009**
                                        THROUGH             THROUGH
                                     OCTOBER 31,         DECEMBER 31,
                                        2010***               2009
Net asset value at beginning of
  period                                $13.49               $13.36
                                        ------               ------
Net investment income (loss)             (0.02)(a)             0.00 (a)++
Net realized and unrealized gain
  (loss) on investments                   0.80                 0.18
Net realized and unrealized loss on
  foreign currency transactions          (0.05)               (0.00)++
                                        ------               ------
Total from investment operations          0.73                 0.18
                                        ------               ------
Less dividends and distributions:
  From net investment income                --                (0.05)
  From net realized gain on
     investments                            --                   --
                                        ------               ------
Total dividends and distributions           --                   --
                                        ------               ------
Redemption fee (b)                          --                   --
                                        ------               ------
Net asset value at end of period        $14.22               $13.49
                                        ======               ======
Total investment return (c)               5.41% (d)            1.33%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)           (0.17%)++             0.03%++
  Net expenses                            1.76% ++             1.53%++
  Expenses (before
     waiver/reimbursement/recoup-
     ment)                                2.10% ++             1.72%++
Portfolio turnover rate                    151%                  74%
Net assets at end of period (in
  000's)                                $  119               $   28




                                                  CLASS C
                                     ---------------------------------
                                      JANUARY 1,          NOVEMBER 16,
                                         2010                2009**
                                        THROUGH             THROUGH
                                     OCTOBER 31,         DECEMBER 31,
                                        2010***               2009
Net asset value at beginning of
  period                                $13.49               $13.36
                                        ------               ------
Net investment income (loss)             (0.10) (a)           (0.01) (a)
Net realized and unrealized gain
  (loss) on investments                   0.78                 0.17
Net realized and unrealized loss on
  foreign currency transactions          (0.05)               (0.00)++
                                        ------               ------
Total from investment operations          0.63                 0.16
                                        ------               ------
Less dividends and distributions:
  From net investment income                --                (0.03)
  From net realized gain on
     investments                            --                   --
                                        ------               ------
Total dividends and distributions           --                   --
                                        ------               ------
Redemption fee (b)                          --                   --
                                        ------               ------
Net asset value at end of period        $14.12               $13.49
                                        ======               ======
Total investment return (c)               4.67% (d)            1.23% (d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)           (0.92%)++            (0.78%)++
  Net expenses                            2.51% ++             2.28% ++
  Expenses (before
     waiver/reimbursement/recoup-
     ment)                                2.85% ++             2.47% ++
Portfolio turnover rate                    151%                  74%
Net assets at end of period (in
  000's)                                $   38               $   28



**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  The redemption fee was discontinued as of April 1, 2010.
(c)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(d)  Total investment return is not annualized.




18    MainStay Epoch Global Choice Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                            CLASS A
      ----------------------------------------------------------------------------------
       JANUARY 1,                                                            AUGUST 15,
          2010                                                                 2006**
        THROUGH                                                                THROUGH
      OCTOBER 31,                  YEAR ENDED DECEMBER 31,                  DECEMBER 31,
        2010***             2009             2008            2007               2006


         $13.49            $10.84          $ 17.43          $16.97             $15.31
         ------            ------          -------          ------             ------
           0.01 (a)          0.04 (a)         0.02 (a)        0.01              (0.01)
           0.79              2.70            (6.58)           1.45               1.67
          (0.05)            (0.01)              --              --                 --
         ------            ------          -------          ------             ------
           0.75              2.73            (6.56)           1.46               1.66
         ------            ------          -------          ------             ------

             --             (0.08)           (0.03)          (0.01)                --
             --                --            (0.00)++        (1.05)                --
         ------            ------          -------          ------             ------
             --             (0.08)           (0.03)          (1.06)                --
         ------            ------          -------          ------             ------
             --                --               --            0.06                 --
         ------            ------          -------          ------             ------
         $14.24            $13.49          $ 10.84          $17.43             $16.97
         ======            ======          =======          ======             ======
           5.56%(d)         25.17%          (37.63%)          8.90%             10.84% (d)

           0.11%++           0.30%            0.21%           0.01%             (0.21%)++
           1.54%++           1.55%            1.54%           1.54%              1.54% ++
           1.88%++           1.78%            1.75%           1.95%              1.97% ++
            151%               74%              47%             43%                64%
         $1,855            $2,973          $   339          $  120             $  142



                                                     CLASS I
      -----------------------------------------------------------------------------------------------------
       JANUARY 1,                                                                                JULY 25,
          2010                                                                                    2005**
        THROUGH                                                                                   THROUGH
      OCTOBER 31,                            YEAR ENDED DECEMBER 31,                           DECEMBER 31,
        2010***              2009             2008             2007             2006               2005


        $ 13.79            $ 11.06          $ 17.47          $ 16.99          $ 14.91             $ 15.00
        -------            -------          -------          -------          -------             -------
           0.04 (a)           0.07 (a)         0.05 (a)         0.04             0.01               (0.00)++
           0.81               2.76            (6.41)            1.54             2.07               (0.09)
          (0.05)             (0.01)              --               --               --                  --
        -------            -------          -------          -------          -------             -------
           0.80               2.82            (6.36)            1.58             2.08               (0.09)
        -------            -------          -------          -------          -------             -------

             --              (0.09)           (0.05)           (0.05)           (0.00)++               --
             --                 --            (0.00)++         (1.05)              --                  --
        -------            -------          -------          -------          -------             -------
             --              (0.09)           (0.05)           (1.10)           (0.00)++               --
        -------            -------          -------          -------          -------             -------
           0.00 ++              --             0.00 ++            --               --                  --
        -------            -------          -------          -------          -------             -------
        $ 14.59            $ 13.79          $ 11.06          $ 17.47          $ 16.99             $ 14.91
        =======            =======          =======          =======          =======             =======
           5.80%(d)          25.53%          (36.37%)           9.27%           13.96%               0.60% (d)

           0.35%++            0.62%            0.42%            0.26%            0.05%              (0.07%)++
           1.29%++            1.29%            1.29%            1.29%            1.29%               1.29% ++
           1.63%++            1.54%            1.50%            1.70%            1.72%               2.55% ++
            151%                74%              47%              43%              64%                 17%
        $54,695            $38,976          $56,715          $34,911          $27,108             $14,088




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Epoch Global Choice Fund (the "Fund"), a diversified fund. The Fund is the successor to the Epoch U.S. All Cap Equity Fund (the "Predecessor Fund"), which was a series of a different registered investment company for which Epoch Investment Partners, Inc. served as investment advisor.

The Fund currently offers four classes of shares. Investor Class and Class C shares commenced operations on November 16, 2009. Class I shares and Class A shares commenced operations (under former designations) on July 25, 2005 and August 15, 2006, respectively. Effective January 4, 2010, the Fund changed its fiscal year end from December 31 to October 31. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The four classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek long-term capital appreciation.

The financial statements of the Fund reflect the historical results of the Institutional Class and Class P shares of the Predecessor Fund prior to its reorganization. Upon the completion of the reorganization, the Class I and Class A shares of the Fund assumed the performance, financial and other information of the Institutional Class and Class P shares of the Predecessor Fund, respectively. All information and references to periods prior to the commencement of operations of the Fund refer to the Predecessor Fund.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.


20    MainStay Epoch Global Choice Fund

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund held securities with a value of $14,577 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund's NAV is calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund's Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures and are generally categorized as Level 2 in the hierarchy. At October 31, 2010, foreign equity securities held by the Fund were not fair valued.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above. The roll forward activity of Level 3 fair value measurements is included at the end of the Fund's Portfolio of Investments.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required. Investment income received by the Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than Short-Term Investments, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares

                                                   mainstayinvestments.com    21
pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are kept in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling exchange rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date, and

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The Fund had no portfolio securities on loan as of October 31, 2010.

(J) REDEMPTION FEE. Prior to April 1, 2010, the Fund imposed a 2.00% redemption fee on redemptions (including exchanges) of Fund shares made within 60 days of their date of purchase for any class. The redemption fee was designed to offset brokerage commissions and other costs associated with short-term trading and was not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fees are included in the Statement of Changes in Net Assets' shares redeemed amount and retained by the Fund.

(K) CONCENTRATION OF RISK. The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets.

(L) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with

22    MainStay Epoch Global Choice Fund
third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. Epoch Investment Partners, Inc. ("Epoch" or "Subadvisor"), a registered investment adviser, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of 1.00% of the Fund's average daily net assets.

For the period November 13, 2009 through December 31, 2009, the Fund paid the Manager a monthly fee for services performed and facilities furnished at an annual rate of 1.00% of the Fund's average daily net assets. Prior to the close of business on November 13, 2009, the monthly fee paid to Epoch was at the same annual rate of 1.00% of the Predecessor Fund's average daily net assets.

Effective after the close of business on November 13, 2009, New York Life Investments entered into a written expense limitation agreement under which it has agreed to reimburse expenses of Class A and Class I shares so that the total ordinary operating expenses for Class A and Class I shares do not exceed the following percentages of average daily net assets: Class A, 1.54% and Class I, 1.29%. New York Life Investments will apply an equivalent waiver or reimbursement, in an amount equal to the number of basis points waived for Class A shares, to Investor Class and Class C shares of the Fund. This agreement will be in effect for a two-year period unless extended by New York Life Investments and approved by the Board in connection with its review of the Fund's investment advisory agreement. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the Fund invests.

Prior to the close of business on November 13, 2009, Epoch had a written expense limitation agreement under which it had agreed to waive a portion of the Predecessor Fund's management fee or reimburse the expenses of the appropriate class of the Predecessor Fund so that the class' total ordinary operating expenses did not exceed the following percentages of average daily net assets for each class: Class A (under former designation, Class P), 1.54%; and Class I (under former designation, Institutional Class), 1.29%. The agreement did not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by Epoch was the sum of all fees previously waived or reimbursed by Epoch to the Predecessor Fund during any of the previous three (3) years, less any reimbursement previously paid by the Predecessor Fund to Epoch with respect to any waivers, reductions, and payments made.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012. New York Life Investments will continue to apply an equivalent waiver or reimbursement, in an amount equal to the number of basis points waived for Class A shares to Investor Class and Class C shares of the Fund.

For the ten-month period ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $450,794 and waived/reimbursed its fees in the amount of $152,261.

For the period November 13, 2009 through December 31, 2009, New York Life Investments earned fees from the Fund in the amount of $68,858 and waived/reimbursed its fees in the amount of $12,930.

For the period January 1, 2009 through November 13, 2009, Epoch earned fees from the Predecessor Fund in the amount of $561,902 and waived/reimbursed its fees in the amount of $143,297.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

Prior to the close of business on November 13, 2009, the sub-administration and sub-accounting services were provided by another administrator and accounting agent.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution and service plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares,

                                                   mainstayinvestments.com    23
which is an expense of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares of the Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund's Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares of the Fund for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

Prior to November 13, 2009, the Predecessor Fund had entered into a distribution agreement with another distributor, which served as the principal underwriter and national distributor for the shares of the Predecessor Fund. Pursuant to a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, this distributor received a monthly distribution fee at an annual rate of 0.25% of average daily net assets for Class A shares (under former designation, Class P shares).

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $505 and $692, respectively, for the ten-month period ended October 31, 2010. The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares for $54 for the ten-month period ended October 31, 2010.

The Fund was advised by the Distributor that the amount of sales charges retained on the sales of Class A shares for the period November 13, 2009 through December 31, 2009 was $615.

Prior to November 13, 2009, no sales charges were retained by the Predecessor Fund.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the ten-month period ended October 31, 2010, were as follows:

Investor Class                         $   151
----------------------------------------------
Class A                                    462
----------------------------------------------
Class C                                     68
----------------------------------------------
Class I                                 11,650
----------------------------------------------



For the period November 13, 2009 through December 31, 2009, transfer agent expenses incurred by the Fund were as follows:

Investor Class                           $ --
---------------------------------------------
Class A                                  $ 38
---------------------------------------------
Class C                                  $ --
---------------------------------------------
Class I                                  $647
---------------------------------------------



Transfer agent expenses incurred by the Predecessor Fund, for the period January 1, 2009 through November 13, 2009, and paid to another transfer agent were as follows:

Class A (under former designation,
  Class P)                             $   544
----------------------------------------------
Class I (under former designation
  Institutional Class)                 $29,541
----------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

Prior to November 13, 2009 no small account fees were implemented by the Predecessor Fund.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Investor Class                      $26,704  22.5%
-------------------------------------------------
Class C                              26,492  68.9
-------------------------------------------------



(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the ten-month period ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $1,753.

For the period November 13, 2009 through December 31, 2009, there were no legal service fees paid by the Fund to New York Life Investments.

NOTE 4-FEDERAL INCOME TAX

Effective January 4, 2010, the Fund changed its tax year end from December 31 to October 31.

At October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

              ACCUMULATED          OTHER        UNREALIZED          TOTAL
 ORDINARY         CAPITAL      TEMPORARY      APPRECIATION    ACCUMULATED
   INCOME     GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)    GAIN (LOSS)
 $153,343    $(13,372,364)           $--        $3,911,469    $(9,307,552)
-------------------------------------------------------- ----------------



The difference between book-basis and tax basis unrealized appreciation/(depreciation) is primarily due to wash sales deferrals and passive foreign investment company ("PFIC") adjustments.

The following table discloses the current period reclassifications between distributions in excess of net investment income and accumulated net realized loss on investments, arising from permanent differences; net assets at October 31, 2010 were not affected.



24    MainStay Epoch Global Choice Fund

                      ACCUMULATED
  UNDISTRIBUTED      NET REALIZED
 NET INVESTMENT    GAIN (LOSS) ON         ADDITIONAL
  INCOME (LOSS)       INVESTMENTS    PAID-IN CAPITAL
  $(194,019)          $194,019             $--
---------------------------------------- -----------



The reclassification for the Fund is primarily due to foreign currency gain
(loss).

At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $13,372,364 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2016              $ 1,567
           2017                6,772
           2018                5,033
---------------------------------- -----
          Total              $13,372
---------------------------------- -----



The tax character of distributions paid during the ten-month period ended October 31, 2010, and the fiscal years ended December 31, 2009 and December 31, 2008 shown in the Statements of Changes in Net Assets, was as follows:

                             2010      2009     2008
Distributions paid from:
  Ordinary Income             $--  $393,555  $274,207
  Long-Term Capital Gains      --        --     3,090
-----------------------------------------------------
Total                         $--  $393,555  $277,297
-----------------------------------------------------



NOTE 5-FOREIGN CURRENCY TRANSACTIONS

As of October 31, 2010, the Fund held the following foreign currencies:

               CURRENCY                        COST         VALUE
Brazilian Real        BRL     168,697  USD   99,530  USD   99,215
Canadian Dollar       CAD      26,883        26,139        26,358
Euro                  EUR      68,824        95,861        95,789
Japanese Yen          YEN   1,205,280        13,467        14,978
Pound Sterling        GBP      66,136       105,152       105,973
South Korean Won      KRW  10,466,730         8,787         9,302
Swiss Franc           CHF      84,448        72,850        85,817
-----------------------------------------------------------------
Total                                  USD  421,786  USD  437,432
-----------------------------------------------------------------



NOTE 6-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the ten-month period ended October 31, 2010.

NOTE 8-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the ten-month period ended October 31, 2010, purchases and sales of securities, other than short-term securities, were $87,890 and $77,536, respectively.

For the year ended December 31, 2009, purchases and sales of securities, other than short-term securities and securities subject to repurchase transactions, were $61,984 and $41,916, respectively.

NOTE 9-CAPITAL SHARE TRANSACTIONS

 INVESTOR CLASS                    SHARES        AMOUNT
Ten-month period ended
  October 31, 2010:
Shares sold                         6,305  $     85,170
Shares redeemed                       (30)         (401)
                               ------------------------
Net increase (decrease)             6,275  $     84,769
                               ========================
Period ended December 31,
  2009 (a):
Shares sold                         2,056  $     27,501
Shares issued to shareholders
  in reinvestment of
  dividends                             6            88
                               ------------------------
Net increase (decrease)             2,062  $     27,589
                               ========================



                                                   mainstayinvestments.com    25

 CLASS A                           SHARES        AMOUNT

Ten-month period ended
  October 31, 2010:

Shares sold                        28,573  $    389,854

Shares redeemed                  (118,700)   (1,577,933)
                               ------------------------


Net increase (decrease)           (90,127) $ (1,188,079)
                               ========================


Year ended December 31, 2009:

Shares sold                       232,099  $  2,718,761

Shares issued to shareholders
  in reinvestment of
  dividends                         1,055        14,207

Shares redeemed                   (44,035)     (489,842)
                               ------------------------


Net increase (decrease)           189,119  $  2,243,126
                               ========================


Year ended December 31, 2008:

Shares sold                        29,153  $    466,825

Shares issued to shareholders
  in reinvestment of
  dividends and distributions         100         1,051

Shares redeemed                    (4,834)      (54,527)
                               ------------------------


Net increase (decrease)            24,419  $    413,349
                               ========================



 CLASS C                           SHARES        AMOUNT

Ten-month period ended
  October 31, 2010:

Shares sold                         1,063  $     14,340

Shares redeemed                      (407)       (5,555)
                               ------------------------


Net increase (decrease)               656  $      8,785
                               ========================


Period ended December 31,
  2009 (a):

Shares sold                         2,060  $     27,500

Shares issued to shareholders
  in reinvestment of
  dividends                             5            71
                               ------------------------


Net increase (decrease)             2,065  $     27,571
                               ========================



 CLASS I                           SHARES        AMOUNT

Ten-month period ended
  October 31, 2010:

Shares sold                     2,328,069  $ 32,096,487

Shares redeemed                (1,404,901)  (19,135,144)
                               ------------------------


Net increase (decrease)           923,168  $ 12,961,343
                               ========================


Year ended December 31, 2009:

Shares sold                     3,257,545  $ 39,836,207

Shares issued to shareholders
  in reinvestment of
  dividends                        24,319       335,548

Shares redeemed                (5,582,489)  (72,779,504)
                               ------------------------


Net increase (decrease)        (2,300,625) $(32,607,749)
                               ========================


Year ended December 31, 2008:

Shares sold                     4,876,394  $ 74,494,524

Shares issued to shareholders
  in reinvestment of
  dividends and distributions      24,349       257,130

Shares redeemed                (1,772,883)  (21,536,552)
                               ------------------------


Net increase (decrease)         3,127,860  $ 53,215,102
                               ========================


(a) Investor Class shares and Class C shares were first offered on November 16, 2009.




NOTE 10-DIVIDENDS

On May 17, 2010, the Fund's management declared dividends and distributions in the amount of the Fund's remaining undistributed Investment Company Taxable Income and Net Capital Gain for the Fund's taxable year ended December 31, 2009, which is in accordance with the provisions of Section 855(a) of the Internal Revenue Code. This dividend and distribution was payable to shareholders of record on December 10, 2010. The ex-dividend, reinvestment and payment date was on December 13, 2010.

NOTE 11-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal ten-month period ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments or disclosure have been identified other than the extension of the written expense limitation agreement as disclosed in Note 3(A) to these financial statements.


26    MainStay Epoch Global Choice Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Epoch Global Choice Fund (the "Fund"), one of the funds comprising MainStay Funds Trust, as of October 31, 2010 and the related statements of operations and statements of changes in net assets for the ten-month period ended October 31, 2010 and the year ended December 31, 2009, and the financial highlights for the ten-month period ended October 31, 2010 and the year ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended December 31, 2008, and the financial highlights for each of the years or periods presented through December 31, 2008 were audited by other auditors, whose report dated February 27, 2009 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Epoch Global Choice Fund of MainStay Funds Trust as of October 31, 2010, the results of its operations and changes in its net assets, and the financial highlights for the ten-month period ended October 31, 2010 and the year ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


                                                   mainstayinvestments.com    27

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Epoch Global Choice Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and Epoch Investment Partners, Inc. ("Epoch") on behalf of the Fund.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and Epoch on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management and/or subadvisory fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates and Epoch as subadviser to the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments and Epoch; (ii) the investment performance of the Fund, New York Life Investments and Epoch; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates and by Epoch as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND EPOCH

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing Epoch's compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

The Board also examined the nature, extent and quality of the services that Epoch provides to the Fund. The Board evaluated Epoch's experience in serving as subadviser to the Fund and managing other portfolios. It examined Epoch's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at Epoch, and Epoch's overall legal and compliance environment. The Board also reviewed Epoch's willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the Fund's portfolio managers, the number of accounts managed by the

28    MainStay Epoch Global Choice Fund
portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and Epoch's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments and Epoch to enhance investment returns, supported a determination to approve the Agreements. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND EPOCH

The Board considered the costs of the services provided by New York Life Investments and Epoch under the Agreements, and the profits realized by New York Life Investments, its affiliates and Epoch due to their relationships with the Fund.

In evaluating any costs and profits of New York Life Investments and its affiliates and Epoch due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and Epoch must be in a position to pay and retain experienced professional personnel to provide services to the Fund and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, although the Board did not receive specific profitability information from Epoch (due to the fact that Epoch was appointed as Subadviser only recently), the Board considered representations from Epoch and New York Life Investments that the subadvisory fee paid by New York Life Investments to Epoch for services provided to the Fund was the result of arm's-length negotiations. Because Epoch is not affiliated with New York Life Investments, and Epoch's fees are paid directly by New York Life Investments, the Board focused primarily on the profitability of the relationship among New York Life Investments and its affiliates and the Fund.

The Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board recognized, for example, the benefits to Epoch from legally permitted "soft-dollar" arrangements by which brokers provide research and other services to Epoch in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. The Board requested and received information from Epoch and New York Life Investments concerning other business relationships between Epoch and its affiliates and New York Life Investments and its affiliates.

The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.


                                                   mainstayinvestments.com    29

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED) (CONTINUED)



After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates and Epoch due to their relationships with the Fund supported the Board's determination to approve the Agreements. With respect to Epoch, the Board considered that any profits to be realized by Epoch due to its relationship with the Fund are the result of arm's-length negotiations between New York Life Investments and Epoch, and are based on subadvisory fees to be paid to Epoch by New York Life Investments, not the Fund.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to Epoch are paid by New York Life Investments, not the Fund. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and Epoch on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and Epoch about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


30    MainStay Epoch Global Choice Fund

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; and
(ii) on the SEC's website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Fund's website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


                                                   mainstayinvestments.com    31

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


32    MainStay Epoch Global Choice Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    33

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


34    MainStay Epoch Global Choice Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    35

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


36    MainStay Epoch Global Choice Fund

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     (C) 2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21337 MS333-10                                        MSEGC11-12/10
                                                                              F2

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY EPOCH GLOBAL EQUITY YIELD FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------
Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   11
---------------------------------------------
Financial Statements                       15
---------------------------------------------
Notes to Financial Statements              19
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            26
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  27
---------------------------------------------
Federal Income Tax Information             30
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        30
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       30
---------------------------------------------
Board Members and Officers                 31
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY EPOCH
                       GLOBAL EQUITY
                        YIELD FUND
                          CLASS I       MSCI WORLD    S&P DEVELOPED
                          SHARES           INDEX        BMI INDEX
                      --------------    ----------    -------------
12/27/05                   10000           10000          10000
10/31/06                   11864           11430          11469
10/31/07                   14198           13761          13944
10/31/08                    9317            8002           8005
10/31/09                   10497            9476           9725
10/31/10                   12448           10683          11164




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge          With sales charges            4.36%       12.00%
                                                                       Excluding sales charges      10.44        18.52
------------------------------------------------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 5.5% Initial Sales Charge          With sales charges            4.33%       11.93%
                                                                       Excluding sales charges      10.40        18.44
------------------------------------------------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Class C Shares(3)           Maximum 1% CDSC                            With sales charges            8.83%       16.65%
                            if Redeemed Within One Year of Purchase    Excluding sales charges       9.83        17.65
------------------------------------------------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Class I Shares(4)           No Sales Charge                                                         10.54%       18.59%
------------------------------------------------------------------------------------------------------------------------

                               SINCE
                             INCEPTION      GROSS
                             OF CLASS      EXPENSE
CLASS                       (11/16/09)    RATIO(2)
--------------------------------------------------
Investor Class Shares(3)       3.31%        1.40%
                               4.52         1.40
--------------------------------------------------

                               SINCE
                             INCEPTION      GROSS
                             OF CLASS      EXPENSE
CLASS                        (8/2/06)     RATIO(2)
--------------------------------------------------
Class A Shares(4)              1.55%        1.23%
                               2.91         1.23
--------------------------------------------------

                               SINCE
                             INCEPTION      GROSS
                             OF CLASS      EXPENSE
CLASS                       (11/16/09)    RATIO(2)
--------------------------------------------------
Class C Shares(3)              3.62%        2.15%
                               3.62         2.15
--------------------------------------------------

                               SINCE
                             INCEPTION      GROSS
                             OF CLASS      EXPENSE
CLASS                       (12/27/05)    RATIO(2)
--------------------------------------------------
Class I Shares(4)              4.62%        0.98%
--------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class and Class C shares, first offered on November 16, 2009, includes the historical performance of Class I shares (as defined below) through November 13, 2009, adjusted for differences in certain expenses and fees.
4. Performance figures for Class I shares and Class A shares reflect the historical performance of the Institutional shares since December 27, 2005 and the Class P shares, respectively, of the Epoch Global Equity Shareholder Yield Fund (which since August 2, 2006 was subject to a different fee structure).


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                                                  SINCE
                                                 TEN-       ONE      INCEPTION
                                                MONTHS     YEAR     OF THE FUND
MSCI World Index(5)                              6.41%    12.74%       1.37%
-------------------------------------------------------------------------------
S&P Developed BMI Index(6)                       8.13     14.81        2.30
-------------------------------------------------------------------------------
Average Lipper Global Multi-Cap Core Fund(7)     8.60     16.37        1.35
-------------------------------------------------------------------------------







5. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Total returns assume reinvestment of all dividends and capital gains. The Fund has selected the MSCI World Index in replacement of the S&P Developed BMI Index as its broad-based securities market index for comparison purposes because it believes the MSCI World Index is more reflective of the Fund's current investment style. An investment cannot be made directly in an index.
6. The S&P Developed BMI Index is a subset of the S&P Global BMI Index which is an unmanaged index measuring global stock market performance covering approximately 11,000 companies in 46 countries. The S&P Developed BMI Index represents the 25 developed markets within the broader Index. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
7. The average Lipper global multi-cap core fund is representative of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over and extended period of time. Global multi-cap core funds typically have a average price-to-cash flow ratio, price-to book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI Index. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Epoch Global Equity Yield Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY EPOCH GLOBAL EQUITY YIELD FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,092.20        $ 6.12         $1,019.40         $5.90
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,091.90        $ 6.54         $1,019.00         $6.31
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,088.70        $10.06         $1,015.60         $9.70
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,092.60        $ 5.22         $1,020.20         $5.04
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.16% for Investor Class, 1.24% for Class A, 1.91% for Class C and 0.99% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                   97.9
Short-Term Investment                            1.9
Preferred Stock                                  0.8
Other Assets, Less Liabilities                  (0.6)




See Portfolio of Investments beginning on page 11 for specific holdings within these categories.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  InBev N.V.
    2.  Swisscom A.G.
    3.  Philip Morris International, Inc.
    4.  Imperial Tobacco Group PLC
    5.  Nestle S.A. Registered
    6.  BCE, Inc.
    7.  Diageo PLC
    8.  CenturyTel, Inc.
    9.  Firstgroup PLC
   10.  Pearson PLC





8    MainStay Epoch Global Equity Yield Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS(1) (UNAUDITED)


Questions answered by portfolio managers Eric Sappenfield, Michael Welhoelter, CFA, and William Priest, CFA, of Epoch Investment Partners, Inc., the Fund's Subadvisor.

HOW DID MAINSTAY EPOCH GLOBAL EQUITY YIELD FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE 10 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Epoch Global Equity Yield Fund returned 10.44% for Investor Class shares, 10.40% for Class A shares and 9.83% for Class C shares for the 10 months ended October 31, 2010. Over the same period, Class I shares returned 10.54%. All share classes outperformed the 8.60% return of the average Lipper(2) global multi-cap core fund, the 6.41% return of the MSCI World Index(3) and the 8.13% return of the S&P Developed BMI Index(4) for the 10 months ended October 31, 2010. The MSCI World Index is the Fund's broad-based securities market index. The S&P Developed BMI Index is a secondary benchmark of the Fund. See page 5 for performance with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund outperformed the MSCI World Index during the reporting period because of strong stock selection in a number of sectors, including utilities, consumer staples, information technology and materials. Relative returns were also helped by good sector allocation. The Fund held a significantly underweight position in financials, a sector that performed poorly during the reporting period. Overweight positions in telecommunication services and consumer staples were beneficial, as these sectors posted strong returns. At the global market level, a slightly overweight position and strong stock selection in the United States helped the Fund's relative performance--as did exposure to Taiwan, which is not included in the benchmark and performed well. The Fund had no exposure to Japan, which underperformed during the reporting period.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

During the reporting period, the strongest-contributing sector relative to the MSCI World Index was consumer staples, where the Fund benefited from strong stock selection and an overweight position in a sector with strong performance. Although financials performed poorly during the reporting period, the Fund's decision to significantly underweight the sector made a strong contribution to relative performance. Telecommunication services was also a strong contributor, benefiting from positive stock selection and a significantly overweight position in a sector that outperformed.

During the reporting period, the consumer discretionary sector, which was a strong performer for the MSCI World Index as well as the Fund, was nevertheless the weakest sector contributor to the Fund's relative performance. The Fund's holdings trailed those of the benchmark, and the negative effect was compounded by a slightly underweight position in this top-performing sector. Although the Fund did well in the industrials sector, it lagged the benchmark, and an underweight position relative to the MSCI World Index also hurt relative performance.

All other sectors had a positive impact on the Fund's relative performance.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

On an absolute basis, Taiwan-based smartphone maker HTC Corp. made the strongest contribution the Fund's performance. The company's stock rose on increased market penetration of its Android phones in the United States and other wireless markets. The Fund's second strongest contributor to absolute performance was Altria Group, a holding company that engages in the manufacture and sale of a range of consumer products, both domestically and internationally. Altria Group's stock rose on strong results that demonstrated management's ability to continue to drive earnings growth by leveraging the company's strong brand portfolio and effectively managing costs. In addition, the company benefited from favorable litigation rulings that relieved the stock of some perceived pressure on its cash flows. Phillip Morris International was another strong contributor. Through its subsidiaries, the company engages in the manufacture and sale of cigarettes and other tobacco products in markets outside the United States. Phillip Morris continued to generate significant cash flows, driven by leading market positions, exceptional pricing power, cost discipline and a highly diversified geographic profile. Collectively, these factors allowed the company to beat analyst expectations, and the company announced a 10% dividend increase during the third quarter of 2010.

Diamond Offshore Drilling, a global offshore oil and gas drilling contractor, was the greatest detractor from the Fund's absolute performance. The stock had a negative total return for the reporting period based on softer rig revenue and the effects of the Gulf of Mexico drilling moratorium on the company's expected cash flows. Spanish financial group Banco Santander was also a weak contributor. The stock was hurt by Europe's sovereign debt crisis and growing economic stress in Spain. Australian transport and logistics provider, Toll Holdings declined after in-line results disappointed following a sharp run up in its stock price. Toll Holdings provided a negative total return for the reporting period, which detracted from the Fund's absolute performance.


1. Effective January 4, 2010, the Fund's fiscal year-end changed from December 31 to October 31. As a result, the following discussion covers the 10-month reporting period ended October 31, 2010.
2. See footnote on page 6 for more information on Lipper Inc.
3. See footnote on page 6 for more information on the MSCI World Index.
4. See footnote on page 6 for more information on the S&P Developed BMI Index.

                                                    mainstayinvestments.com    9

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

Among the stocks that the Fund purchased during the reporting period were Comcast, a U.S.-based cable services provider; Rogers Communications, a Canadian communications and media company; and CPFL Energia, a Brazilian electrical utility. In each case, management's commitment to offering significant shareholder yield--combined with the capacity for free cash flow growth--drove our decision to add the stock to the Fund.

During the reporting period, we sold the Fund's position in international oil and gas company, BP PLC. The stock was eliminated after the Gulf of Mexico disaster put BP's dividend at risk. Our decision to sell the stock was affirmed when management canceled the dividend. We also sold OGE Energy, a south central U.S. energy and energy services provider, and RWE AG, a European electricity and gas company. In each case, the stock reached our price target, and the proceeds were reallocated elsewhere.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, we increased the Fund's weightings in the information technology, financials and industrials sectors. Despite these increases, however, the Fund remains significantly underweight relative to the MSCI World Index in information technology and financials, and modestly underweight in industrials.

During the reporting period, we reduced the Fund's exposure to energy from a neutral to an underweight position relative to the MSCI World Index. We also reduced the Fund's position in consumer staples, although the Fund remains significantly overweight relative to the benchmark in this sector.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund's most substantially overweight sector positions relative to the MSCI World Index were in utilities, telecommunication services and consumer staples. As of the same date, the Fund's most substantially underweight sector positions relative to the MSCI World Index were in financials, information technology and materials.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay Epoch Global Equity Yield Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                         SHARES         VALUE
COMMON STOCKS 97.9%+
-------------------------------------------------------------

AUSTRALIA 1.1%
BHP Billiton, Ltd., Sponsored ADR
  (Metals & Mining) (a)                  31,700  $  2,618,103
Westpac Banking Corp. (Commercial
  Banks)                                106,502     2,368,155
                                                 ------------
                                                    4,986,258
                                                 ------------

BELGIUM 2.8%
X  InBev N.V. (Beverages)               140,800     8,825,304
Mobistar S.A. (Wireless
  Telecommunication Services)            53,400     3,534,760
                                                 ------------
                                                   12,360,064
                                                 ------------

BRAZIL 0.9%
CPFL Energia S.A. (Electric
  Utilities)                            165,000     3,870,993
                                                 ------------


CANADA 3.7%
X  BCE, Inc. (Diversified
  Telecommunication Services)           231,900     7,778,507
Canadian Oil Sands Trust (Oil, Gas
  & Consumable Fuels)                    89,200     2,235,466
Rogers Communications, Inc. Class B
  (Wireless Telecommunication
  Services)                             108,450     3,951,370
Shaw Communications, Inc. (Media)        98,200     2,105,730
                                                 ------------
                                                   16,071,073
                                                 ------------

FINLAND 0.5%
Fortum Oyj (Electric Utilities)          82,400     2,336,120
                                                 ------------


FRANCE 7.1%
Air Liquide S.A. (Chemicals)             19,733     2,552,541
France Telecom S.A. (Diversified
  Telecommunication Services)           271,200     6,516,781
SCOR SE (Insurance)                     138,600     3,408,605
Total S.A. (Oil, Gas & Consumable
  Fuels)                                100,900     5,483,192
Vinci S.A. (Construction &
  Engineering)                          121,900     6,511,567
Vivendi (Media)                         229,700     6,552,179
                                                 ------------
                                                   31,024,865
                                                 ------------

GERMANY 3.5%
BASF SE (Chemicals)                      74,500     5,420,866
Daimler A.G. (Automobiles) (b)           49,300     3,254,445
E.ON A.G. (Electric Utilities)          105,000     3,288,128
Muenchener Rueckversicherungs-
  Gesellschaft A.G. Registered
  (Insurance)                            21,370     3,341,600
                                                 ------------
                                                   15,305,039
                                                 ------------

HONG KONG 0.5%
China Mobile, Ltd., Sponsored ADR
  (Wireless Telecommunication
  Services) (a)                          44,000     2,260,280
                                                 ------------


ITALY 1.0%
Terna S.p.A. (Electric Utilities)       964,500     4,450,027
                                                 ------------



NORWAY 1.5%
Orkla ASA (Industrial
  Conglomerates)                        252,800     2,447,454
StatoilHydro ASA, Sponsored ADR
  (Oil, Gas & Consumable Fuels) (a)     198,300     4,328,889
                                                 ------------
                                                    6,776,343
                                                 ------------

PHILIPPINES 0.5%
Philippine Long Distance Telephone
  Co., Sponsored ADR (Wireless
  Telecommunication Services) (a)        36,731     2,282,097
                                                 ------------


SPAIN 1.5%
Telefonica S.A. (Diversified
  Telecommunication Services)           241,500     6,520,723
                                                 ------------


SWEDEN 0.9%
Assa Abloy AB (Building Products)       162,800     4,172,578
                                                 ------------


SWITZERLAND 4.6%
X  Nestle S.A. Registered (Food
  Products)                             146,700     8,035,293
Roche Holding A.G., Genusscheine
  (Pharmaceuticals)                      22,300     3,274,579
X  Swisscom A.G. (Diversified
  Telecommunication Services)            21,000     8,773,030
                                                 ------------
                                                   20,082,902
                                                 ------------

TAIWAN 2.1%
HTC Corp. (Communications
  Equipment)                            132,600     2,992,231
Quanta Computer, Inc. (Computers &
  Peripherals)                        1,486,000     2,727,273
Taiwan Semiconductor Manufacturing
  Co., Ltd., Sponsored ADR
  (Semiconductors &
  Semiconductor Equipment) (a)          313,600     3,421,376
                                                 ------------
                                                    9,140,880
                                                 ------------

UNITED KINGDOM 19.6%
AstraZeneca PLC, Sponsored ADR
  (Pharmaceuticals) (a)                 137,300     6,928,158
BAE Systems PLC  (aerospace &
  Defense)                              875,100     4,833,443
British American Tobacco PLC
  (Tobacco)                              56,900     2,169,936
Compass Group PLC (Hotels,
  Restaurants & Leisure)                351,000     2,876,805


+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investment. Any of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11


                                         SHARES         VALUE
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
X  Diageo PLC, Sponsored ADR
  (Beverages) (a)                       102,800  $  7,607,200
X  Firstgroup PLC (Road & Rail)       1,124,600     7,350,374
X  Imperial Tobacco Group PLC
  (Tobacco)                             257,700     8,254,388
Meggitt PLC  (aerospace & Defense)    1,096,400     5,799,255
National Grid PLC (Multi-Utilities)     657,410     6,215,069
Next PLC (Multiline Retail)              94,900     3,474,642
X  Pearson PLC (Media)                  463,800     7,093,561
Royal Dutch Shell PLC Class A, ADR
  (Oil, Gas & Consumable Fuels) (a)     102,800     6,674,804
Scottish & Southern Energy PLC
  (Electric Utilities)                  233,800     4,319,480
United Utilities Group PLC (Multi-
  Utilities)                            339,559     3,324,406
Vodafone Group PLC (Wireless
  Telecommunication Services)         2,477,700     6,743,291
WM Morrison Supermarkets PLC (Food
  & Staples Retailing)                  487,350     2,294,301
                                                 ------------
                                                   85,959,113
                                                 ------------

UNITED STATES 46.1%
Abbott Laboratories
  (Pharmaceuticals)                      52,500     2,694,300
Altria Group, Inc. (Tobacco)            258,300     6,565,986
Arthur J. Gallagher & Co.
  (Insurance)                           240,600     6,775,296
AT&T, Inc. (Diversified
  Telecommunication Services)           179,755     5,123,017
Automatic Data Processing, Inc. (IT
  Services)                              54,000     2,398,680
Bemis Co., Inc. (Containers &
  Packaging)                             69,400     2,204,144
Bristol-Myers Squibb Co.
  (Pharmaceuticals)                     193,600     5,207,840
X  CenturyTel, Inc. (Diversified
  Telecommunication Services)           183,500     7,593,230
Chevron Corp. (Oil, Gas &
  Consumable Fuels)                      35,500     2,932,655
CMS Energy Corp. (Multi-Utilities)      171,600     3,154,008
Coca-Cola Co. (The) (Beverages)          39,300     2,409,876
Coca-Cola Enterprises, Inc.
  (Beverages)                            95,800     2,300,158
Comcast Corp. Class A (Media)           233,500     4,513,555
ConocoPhillips (Oil, Gas &
  Consumable Fuels)                      36,900     2,191,860
Diamond Offshore Drilling, Inc.
  (Energy Equipment & Services)          59,400     3,929,904
DPL, Inc. (Electric Utilities)           79,800     2,082,780
Duke Energy Corp. (Electric
  Utilities)                            249,150     4,537,022
E.I. du Pont de Nemours & Co.
  (Chemicals)                            90,800     4,293,024
Emerson Electric Co. (Electrical
  Equipment)                             40,900     2,245,410
Entergy Corp. (Electric Utilities)       30,200     2,250,806
Exxon Mobil Corp. (Oil, Gas &
  Consumable Fuels)                      46,500     3,090,855
Genuine Parts Co. (Distributors)         51,200     2,450,432
H.J. Heinz Co. (Food Products)           48,700     2,391,657
Honeywell International, Inc.
  (aerospace & Defense)                  76,000     3,580,360
Hudson City Bancorp, Inc. (Thrifts
  & Mortgage Finance)                   182,300     2,123,795
Johnson & Johnson (Pharmaceuticals)      99,000     6,303,330
Kellogg Co. (Food Products)              54,700     2,749,222
Kimberly-Clark Corp. (Household
  Products)                              69,400     4,395,796
Kinder Morgan Energy Partners, L.P.
  (Oil, Gas & Consumable Fuels)          66,900     4,647,543
Lorillard, Inc. (Tobacco)                81,100     6,921,074
McDonald's Corp. (Hotels,
  Restaurants & Leisure)                 32,100     2,496,417
Merck & Co., Inc. (Pharmaceuticals)     117,500     4,262,900
Microchip Technology, Inc.
  (Semiconductors & Semiconductor
  Equipment)                            135,300     4,353,954
Microsoft Corp. (Software)              202,400     5,391,936
Nicor, Inc. (Gas Utilities)              68,200     3,248,366
NiSource, Inc. (Multi-Utilities)        351,900     6,091,389
NSTAR (Multi-Utilities)                  57,300     2,389,983
NYSE Euronext (Diversified
  Financial Services)                    80,400     2,463,456
Oracle Corp. (Software)                 160,900     4,730,460
PepsiCo, Inc. (Beverages)                35,500     2,318,150
X  Philip Morris International,
  Inc. (Tobacco)                        141,400     8,271,900
Pitney Bowes, Inc. (Commercial
  Services & Supplies)                  202,100     4,434,074
Progress Energy, Inc. (Electric
  Utilities)                             47,800     2,151,000
Reynolds American, Inc. (Tobacco)        41,800     2,712,820
SCANA Corp. (Multi-Utilities)            57,200     2,336,048
Southern Co. (The) (Electric
  Utilities)                            113,100     4,283,097
Spectra Energy Corp. (Oil, Gas &
  Consumable Fuels)                      93,000     2,210,610
TECO Energy, Inc. (Multi-Utilities)     232,500     4,089,675
Travelers Cos., Inc. (The)
  (Insurance)                            44,000     2,428,800
Tupperware Brands Corp. (Household
  Durables)                              94,000     4,212,140
Vectren Corp. (Multi-Utilities)         121,600     3,329,408
Verizon Communications, Inc.
  (Diversified Telecommunication
  Services)                             163,700     5,315,339
Waste Management, Inc. (Commercial
  Services & Supplies)                   57,800     2,064,616
WGL Holdings, Inc. (Gas Utilities)       73,500     2,833,425
                                                 ------------
                                                  202,477,578
                                                 ------------
Total Common Stocks
  (Cost $376,419,894)                             430,076,933
                                                 ------------

PREFERRED STOCK 0.8%
-------------------------------------------------------------

UNITED STATES 0.8%
MetLife, Inc. 6.50% (Insurance)         132,000     3,300,000
                                                 ------------
Total Preferred Stock
  (Cost $3,071,600)                                 3,300,000
                                                 ------------



12    MainStay Epoch Global Equity Yield Fund         The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      PRINCIPAL
                                         AMOUNT         VALUE
SHORT-TERM INVESTMENT 1.9%
-------------------------------------------------------------

REPURCHASE AGREEMENT 1.9%
UNITED STATES 1.9%
State Street Bank and Trust Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity $8,133,147
  (Collateralized by a United
  States Treasury Note with a rate
  of 2.125% and a maturity date of
  5/31/15, with a Principal Amount
  of $7,875,000 and a Market Value
  of $8,298,675) (Capital Markets)   $8,133,140  $  8,133,140
                                                 ------------
Total Short-Term Investment
  (Cost $8,133,140)                                 8,133,140
                                                 ------------
Total Investments
  (Cost $387,624,634) (c)                 100.6%  441,510,073
Other Assets, Less Liabilities             (0.6)   (2,424,308)
                                     ----------  ------------

Net Assets                                100.0%  439,085,765
                                     ==========  ============





(a)  ADR--American Depositary Receipt.
(b)  Non-income producing security.
(c)  At October 31, 2010, cost is $387,919,597
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $61,997,969
Gross unrealized depreciation       (8,407,493)
                                   -----------
Net unrealized appreciation        $53,590,476
                                   ===========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
  Common Stocks                                    $430,076,933   $       --      $     --  $430,076,933
  Preferred Stocks                                    3,300,000           --            --     3,300,000
  Short-Term Investment
     Repurchase Agreement                                    --    8,133,140            --     8,133,140
                                                   ------------   ----------      --------  ------------
Total Investments in Securities                    $433,376,933   $8,133,140           $--  $441,510,073
                                                   ============   ==========      ========  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ending October 31, 2010, securities with a total value of $131,002,968 transferred from Level 2 to Level 1 due to certain international equities not being fair valued at the end of the period, by applying factors provided by a third party vendor in accordance with the Portfolio's policies and procedures. Fair values for these instruments at the reporting date are based on quoted market prices or binding dealer price quotations. (See Note 2)

At October 31 2010, the Fund did not hold any investments with unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

The table below sets forth the diversification of MainStay Epoch Global Equity Yield Fund investments by industry.

INDUSTRY DIVERSIFICATION (UNAUDITED)

                                      VALUE  PERCENT +
Aerospace & Defense            $ 14,213,058      3.2%
Automobiles                       3,254,445      0.7
Beverages                        23,460,688      5.3
Building Products                 4,172,578      0.9
Capital Markets                   8,133,140      1.9
Chemicals                        12,266,431      2.8
Commercial Banks                  2,368,155      0.5
Commercial Services &
  Supplies                        6,498,690      1.5
Communications Equipment          2,992,231      0.7
Computers & Peripherals           2,727,273      0.6
Construction & Engineering        6,511,567      1.5
Containers & Packaging            2,204,144      0.5
Distributors                      2,450,432      0.6
Diversified Financial
  Services                        2,463,456      0.6
Diversified Telecommunication
  Services                       47,620,627     10.9
Electric Utilities               33,569,453      7.7
Electrical Equipment              2,245,410      0.5
Energy Equipment & Services       3,929,904      0.9
Food & Staples Retailing          2,294,301      0.5
Food Products                    13,176,172      2.9
Gas Utilities                     6,081,791      1.3
Hotels, Restaurants & Leisure     5,373,222      1.3
Household Durables                4,212,140      1.0
Household Products                4,395,796      1.0
IT Services                       2,398,680      0.5
Industrial Conglomerates          2,447,454      0.5
Insurance                        19,254,301      4.5
Media                            20,265,025      4.6
Metals & Mining                   2,618,103      0.6
Multi-Utilities                  30,929,986      7.0
Multiline Retail                  3,474,642      0.8
Oil, Gas & Consumable Fuels      33,795,874      7.7
Pharmaceuticals                  28,671,107      6.6
Road & Rail                       7,350,374      1.7
Semiconductors &
  Semiconductor Equipment         7,775,330      1.8
Software                         10,122,396      2.3
Thrifts & Mortgage Finance        2,123,795      0.5
Tobacco                          34,896,104      8.0
Wireless Telecommunication
  Services                       18,771,798      4.2
                               ------------    -----
                                441,510,073    100.6
Other Assets, Less
  Liabilities                    (2,424,308)    (0.6)
                               ------------    -----
Net Assets                     $439,085,765    100.0%
                               ============    =====




+    Percentages indicated are based on Fund
     net assets.




14    MainStay Epoch Global Equity Yield Fund         The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
---------------------------------------------------
Investment in securities, at value
  (identified cost $387,624,634)      $ 441,510,073
Cash denominated in foreign
  currencies (identified cost
  $11,744)                                   11,764
Receivables:
  Fund shares sold                        3,660,364
  Investment securities sold              2,471,803
  Dividends and interest                  1,277,991
Other assets                                 60,115
                                      -------------
     Total assets                       448,992,110
                                      -------------

LIABILITIES
---------------------------------------------------
Payables:
  Investment securities purchased         8,749,293
  Fund shares redeemed                      679,458
  Manager (See Note 3)                      230,700
  Transfer agent (See Note 3)               161,261
  Professional fees                          33,608
  Custodian                                  20,844
  Shareholder communication                  16,269
  NYLIFE Distributors (See Note 3)           11,512
  Trustees                                      947
Accrued expenses                              2,453
                                      -------------
     Total liabilities                    9,906,345
                                      -------------
Net assets                            $ 439,085,765
                                      =============

COMPOSITION OF NET ASSETS
---------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $      29,861
Additional paid-in capital              527,864,905
                                      -------------
                                        527,894,766
Undistributed net investment income       1,490,800
Accumulated net realized loss on
  investments and foreign currency
  transactions                         (144,207,643)
Net unrealized appreciation on
  investments                            53,885,439
Net unrealized appreciation on
  translation of other assets and
  liabilities in foreign currencies          22,403
                                      -------------
Net assets                            $ 439,085,765
                                      =============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $     230,012
                                      =============
Shares of beneficial interest
  outstanding                                15,629
                                      =============
Net asset value per share
  outstanding                         $       14.72
Maximum sales charge (5.50% of
  offering price)                              0.86
                                      -------------
Maximum offering price per share
  outstanding                         $       15.58
                                      =============
CLASS A
Net assets applicable to outstanding
  shares                              $  33,558,539
                                      =============
Shares of beneficial interest
  outstanding                             2,278,752
                                      =============
Net asset value per share
  outstanding                         $       14.73
Maximum sales charge (5.50% of
  offering price)                              0.86
                                      -------------
Maximum offering price per share
  outstanding                         $       15.59
                                      =============
CLASS C
Net assets applicable to outstanding
  shares                              $   6,547,010
                                      =============
Shares of beneficial interest
  outstanding                               445,857
                                      =============
Net asset value and offering price
  per share outstanding               $       14.68
                                      =============
CLASS I
Net assets applicable to outstanding
  shares                              $ 398,750,204
                                      =============
Shares of beneficial interest
  outstanding                            27,120,753
                                      =============
Net asset value and offering price
  per share outstanding               $       14.70
                                      =============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

STATEMENTS OF OPERATIONS
FOR THE PERIOD JANUARY 1, 2010 THROUGH OCTOBER 31, 2010 (A) AND THE YEAR ENDED DECEMBER 31, 2009


                                      2010          2009
INVESTMENT INCOME
--------------------------------------------------------
INCOME
  Dividends (b)                $14,842,660  $ 16,913,988
  Interest                           1,609        28,268
                               -------------------------
     Total income               14,844,269    16,942,256
                               -------------------------
EXPENSES
  Manager (See Note 3)           2,265,914     2,465,014
  Transfer agent (See Note 3)      871,573       111,760
  Administration and
     accounting fees                    --       299,183
  Professional fees                161,604        50,472
  Registration                     105,522        47,469
  Custodian                         92,321       140,119
  Shareholder communication         69,097        45,382
  Distribution/Service--In-
     vestor Class (See Note
     3)                                211             8
  Distribution/Service--Class
     A (See Note 3)                 45,462        54,962
  Distribution/Service--Class
     C (See Note 3)                 19,681            40
  Trustees                          14,762        11,519
  Miscellaneous                     84,580       215,244
                               -------------------------
     Total expenses before
       waiver/reimbursement      3,730,727     3,441,172
  Expense
     waiver/reimbursement
     from Manager (See Note
     3)                           (460,780)           --
                               -------------------------
     Net expenses                3,269,947     3,441,172
                               -------------------------
Net investment income           11,574,322    13,501,084
                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------------
Net realized gain (loss) on:
  Security transactions        $ 6,466,520  $(54,364,178)
  Foreign currency
     transactions                 (200,260)   (1,391,278)
                               -------------------------
Net realized gain (loss) on
  investments and foreign
  currency transactions          6,266,260   (55,755,456)
                               -------------------------
Net change in unrealized
  appreciation (depreciation)
  on:
  Investments                   24,013,873   121,783,793
  Translation of other assets
     and liabilities in
     foreign currencies             (2,693)      394,328
                               -------------------------
  Net change in unrealized
     appreciation
     (depreciation) on
     investments and foreign
     currency transactions      24,011,180   122,178,121
                               -------------------------
Net realized and unrealized
  gain on investments and
  foreign currency
  transactions                  30,277,440    66,422,665
                               -------------------------
Net increase in net assets
  resulting from operations    $41,851,762  $ 79,923,749
                               =========================




(a) The Fund changed its fiscal year end from December 31 to October 31.

(b) Dividends recorded net of foreign withholding taxes in the amount of $813,499 for the ten-month period ended October 31, 2010 and $986,816 for the year ended December 31, 2009.


16    MainStay Epoch Global Equity Yield Fund         The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 1, 2010 THROUGH OCTOBER 31, 2010 (A), THE YEAR ENDED DECEMBER 31, 2009 AND THE YEAR ENDED DECEMBER 31, 2008.


                                2010           2009           2008
INCREASE (DECREASE) IN NET ASSETS
------------------------------------------------------------------
Operations:
 Net investment
  income               $  11,574,322  $  13,501,084  $  22,203,158
 Net realized gain
  (loss) on
  investments and
  foreign currency
  transactions             6,266,260    (55,755,456)  (100,701,531)
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments and
  foreign currency
  transactions            24,011,180    122,178,121   (109,475,635)
                       -------------------------------------------
 Net increase
  (decrease) in net
  assets resulting
  from operations         41,851,762     79,923,749   (187,974,008)
                       -------------------------------------------
Dividends and
 distributions to
 shareholders:
 From net investment
  income:
    Investor Class            (3,160)          (151)            --
    Class A                 (595,753)      (665,965)      (541,418)
    Class C                  (65,459)          (181)            --
    Class I              (10,622,360)   (10,698,508)   (17,605,363)
                       -------------------------------------------
                         (11,286,732)   (11,364,805)   (18,146,781)
                       -------------------------------------------
 From net realized
  gain on
  investments:
    Class A                       --             --       (115,391)
    Class I                       --             --     (2,080,618)
                       -------------------------------------------
                                  --             --     (2,196,009)
                       -------------------------------------------
 Return of capital:
    Investor Class                --             --             --
    Class A                       --             --        (51,670)
    Class C                       --             --             --
    Class I                       --             --     (1,641,966)
                       -------------------------------------------
                                  --             --     (1,693,636)
                       -------------------------------------------
Total dividends and
 distributions to
 shareholders            (11,286,732)   (11,364,805)   (22,036,426)
                       -------------------------------------------
Capital share
 transactions:
 Net proceeds from
  sale of shares       $ 124,739,455  $ 184,852,742  $ 374,462,803
 Net asset value of
  shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions            9,885,810     10,140,348     20,979,165
 Cost of shares
  redeemed (b)          (132,730,489)  (170,919,032)  (426,057,455)
                       -------------------------------------------
    Increase
     (decrease) in
     net assets
     derived from
     capital share
     transactions          1,894,776     24,074,058    (30,615,487)
                       -------------------------------------------
    Net increase
     (decrease) in
     net assets           32,459,806     92,633,002   (240,625,921)
NET ASSETS
------------------------------------------------------------------
Beginning of period      406,625,959    313,992,957    554,618,878
                       -------------------------------------------
End of period          $ 439,085,765  $ 406,625,959  $ 313,992,957
                       ===========================================
Undistributed net
 investment income
 at end of period      $   1,490,800  $   1,392,718  $     736,842
                       ===========================================




(a) The Fund changed its fiscal year end from December 31 to October 31.

(b) Cost of shares redeemed net of redemption fees of $11,487, $136 and $8,520 for the ten-month period ended October 31, 2010, the year ended December 31, 2009 and the year ended December 31, 2008, respectively (See Note 2(J)).


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                    INVESTOR CLASS                                 CLASS A
                                           -------------------------------        -----------------------------------------
                                            JANUARY 1,          NOVEMBER           JANUARY 1,
                                               2010            16, 2009**             2010
                                             THROUGH             THROUGH            THROUGH            YEAR ENDED DECEMBER
                                           OCTOBER 31,        DECEMBER 31,        OCTOBER 31,                  31,
                                             2010***              2009              2010***            2009           2008
Net asset value at beginning of
  period                                      $13.72             $13.46             $ 13.72          $ 11.52        $ 17.72
                                              ------             ------             -------          -------        -------
Net investment income                           0.38 (a)           0.05                0.36 (a)         0.44           0.59 (a)
Net realized and unrealized gain
  (loss) on investments                         1.02               0.29                1.03             2.14          (6.18)
Net realized and unrealized loss on
  foreign currency transactions                (0.01)                --               (0.01)           (0.03)            --
                                              ------             ------             -------          -------        -------
Total from investment operations                1.39               0.34                1.38             2.55          (5.59)
                                              ------             ------             -------          -------        -------
Less dividends and distributions:
  From net investment income                   (0.39)             (0.08)              (0.37)           (0.35)         (0.48)
  From net realized gain on
     investments                                  --                 --                  --               --          (0.08)
  Return of Capital                               --                 --                  --               --          (0.05)
                                              ------             ------             -------          -------        -------
Total dividends and distributions              (0.39)             (0.08)              (0.37)           (0.35)         (0.61)
                                              ------             ------             -------          -------        -------
Redemption fee (d)                                --                 --                  --             0.00 ++        0.00 ++
                                              ------             ------             -------          -------        -------
Net asset value at end of period              $14.72             $13.72             $ 14.73          $ 13.72        $ 11.52
                                              ======             ======             =======          =======        =======
Total investment return (b)                    10.44% (c)          2.54% (c)          10.40% (c)       22.47 %       (32.19%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                  3.36% ++           2.67% ++            3.22% ++         3.66 %         4.01%
  Net expenses                                  1.16% ++           1.09% ++            1.24% ++         1.21 %         1.18%
  Expenses (before
     recoupment/waiver/reimburse-
     ment)                                      1.31% ++           1.09% ++            1.39% ++         1.21 %         1.18%
Portfolio turnover rate                           41%                59%                 41%              59 %           72%
Net assets at end of period (in
  000's)                                      $  230             $   26             $33,559          $23,336        $16,480
                                                        CLASS A
                                           ---------------------------------
                                             YEAR           AUGUST 2,
                                            ENDED            2006**
                                            DECEM-           THROUGH
                                           BER 31,        DECEMBER 31,
                                             2007             2006
Net asset value at beginning of
  period                                   $ 17.94           $16.00
                                           -------           ------
Net investment income                         0.69             0.19
Net realized and unrealized gain
  (loss) on investments                       0.79             1.99
Net realized and unrealized loss on
  foreign currency transactions                 --               --
                                           -------           ------
Total from investment operations              1.48             2.18
                                           -------           ------
Less dividends and distributions:
  From net investment income                 (0.72)           (0.21)
  From net realized gain on
     investments                             (0.99)           (0.03)
  Return of Capital                             --               --
                                           -------           ------
Total dividends and distributions            (1.71)           (0.24)
                                           -------           ------
Redemption fee (d)                            0.01               --
                                           -------           ------
Net asset value at end of period           $ 17.72           $17.94
                                           =======           ======
Total investment return (b)                   8.34%           13.73% (c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                3.97%            2.74% ++
  Net expenses                                1.16%            1.30% ++
  Expenses (before
     recoupment/waiver/reimburse-
     ment)                                    1.16%            1.30% ++
Portfolio turnover rate                         47%              32%
Net assets at end of period (in
  000's)                                   $19,390           $1,593




                                                       CLASS C                                      CLASS I
                                           -------------------------------        -------------------------------------------
                                            JANUARY 1,        NOVEMBER 16,         JANUARY 1,
                                               2010              2009**               2010
                                             THROUGH             THROUGH            THROUGH
                                           OCTOBER 31,        DECEMBER 31,        OCTOBER 31,         YEAR ENDED DECEMBER 31,
                                             2010***              2009              2010***            2009            2008
Net asset value at beginning of
  period                                      $13.72             $13.46             $  13.70         $  11.53        $  17.75
                                              ------             ------             --------         --------        --------
Net investment income (loss)                    0.27 (a)           0.03                 0.41 (a)         0.44            0.66 (a)
Net realized and unrealized gain
  (loss) on investments                         1.04               0.30                 1.00             2.13           (6.24)
Net realized and unrealized loss on
  foreign currency transactions                (0.01)                --                (0.01)           (0.03)             --
                                              ------             ------             --------         --------        --------
Total from investment operations                1.30               0.33                 1.40             2.54           (5.58)
                                              ------             ------             --------         --------        --------
Less dividends and distributions:
  From net investment income                   (0.34)             (0.07)               (0.40)           (0.37)          (0.51)
  From net realized gain on
     investments                                  --                 --                   --               --           (0.08)
  Return of Capital                               --                 --                   --               --           (0.05)
                                              ------             ------             --------         --------        --------
Total dividends and distributions              (0.34)             (0.07)               (0.40)           (0.37)          (0.64)
                                              ------             ------             --------         --------        --------
Redemption fee (d)                                --                 --                   --             0.00 ++         0.00 ++
                                              ------             ------             --------         --------        --------
Net asset value at end of period              $14.68             $13.72             $  14.70         $  13.70        $  11.53
                                              ======             ======             ========         ========        ========
Total investment return (b)                     9.83% (c)          2.45% (c)           10.54% (c)       22.49%         (32.10%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                  2.33% ++           1.80% ++             3.61% ++         3.85%           4.40%
  Net expenses                                  1.91% ++           1.84% ++             0.99% ++         0.96%           0.93%
  Expenses (before
     recoupment/waiver/reimburse-
     ment)                                      2.06% ++           1.84% ++             1.13% ++         0.96%           0.93%
Portfolio turnover rate                           41%                59%                  41%              59%             72%
Net assets at end of period (in
  000's)                                      $6,547             $   36             $398,750         $383,228        $297,513
                                                                 CLASS I
                                           --------------------------------------------------
                                                                           DECEMBER 27,
                                                                              2005**
                                                                              THROUGH
                                            YEAR ENDED DECEMBER 31,        DECEMBER 31,
                                             2007            2006              2005
Net asset value at beginning of
  period                                   $  18.02        $  14.92           $ 15.00
                                           --------        --------           -------
Net investment income (loss)                   0.77            0.63             (0.00)++
Net realized and unrealized gain
  (loss) on investments                        0.72            3.13             (0.08)
Net realized and unrealized loss on
  foreign currency transactions                  --              --                --
                                           --------        --------           -------
Total from investment operations               1.49            3.76             (0.08)
                                           --------        --------           -------
Less dividends and distributions:
  From net investment income                  (0.77)          (0.63)               --
  From net realized gain on
     investments                              (0.99)          (0.03)               --
  Return of Capital                              --              --                --
                                           --------        --------           -------
Total dividends and distributions             (1.76)          (0.66)               --
                                           --------        --------           -------
Redemption fee (d)                             0.00 ++           --                --
                                           --------        --------           -------
Net asset value at end of period           $  17.75        $  18.02           $ 14.92
                                           ========        ========           =======
Total investment return (b)                    8.28%          25.71%            (0.53%) (c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                 4.21%           3.88%            (1.10%) ++
  Net expenses                                 0.91%           1.05%             1.10% ++
  Expenses (before
     recoupment/waiver/reimburse-
     ment)                                     0.91%           1.05%             3.59% ++
Portfolio turnover rate                          47%             32%                0%
Net assets at end of period (in
  000's)                                   $535,229        $272,016           $71,432



**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  The redemption fee was discontinued as of April 1, 2010.




18    MainStay Epoch Global Equity Yield Fund         The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Epoch Global Equity Yield Fund (the "Fund"), a diversified fund. The Fund is the successor to the Epoch Global Equity Shareholder Yield Fund (the "Predecessor Fund"), which was a series of a different registered investment company for which Epoch Investment Partners, Inc. served as investment advisor.

The Fund currently offers four classes of shares. Investor Class and Class C shares commenced operations on November 16, 2009. Class I shares and Class A shares commenced operations (under former designations) on December 27, 2005 and August 2, 2006, respectively. Effective January 4, 2010, the Fund changed its fiscal year end from December 31 to October 31. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The four classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

The financial statements of the Fund reflect the historical results of the Institutional Class and Class P shares of the Predecessor Fund prior to its reorganization. Upon the completion of the reorganization, the Class I and Class A shares of the Fund assumed the performance, financial and other information of the Institutional Class and Class P shares of the Predecessor Fund, respectively. All information and references to periods prior to the commencement of operations of the Fund refer to the Predecessor Fund.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a

                                                   mainstayinvestments.com    19
matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund did not hold securities that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund's NAV is calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund's Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures and are generally categorized as Level 2 in the hierarchy. At October 31, 2010, foreign equity securities held by the Fund were not fair valued.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Investment income received by the Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income, if any, quarterly and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.


20    MainStay Epoch Global Equity Yield Fund

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are kept in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling exchange rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date, and

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The Fund had no portfolio securities on loan as of October 31, 2010.

(J) REDEMPTION FEE. Prior to April 1, 2010, the Fund imposed a 2.00% redemption fee on redemptions (including exchanges) of Fund shares made within 60 days of their date of purchase for any class. The redemption fee was designed to offset brokerage commissions and other costs associated with short-term trading and was not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fees are included in the Statement of Changes in Net Assets' shares redeemed amount and retained by the Fund.

(K) CONCENTRATION OF RISK. The Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific country, industry or region.

(L) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations

                                                   mainstayinvestments.com    21
and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

(M) LARGE TRANSACTION RISKS. From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Fund's performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund's transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. Epoch Investment Partners, Inc. ("Epoch" or "Subadvisor"), a registered investment adviser, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of 0.70% of the Fund's average daily net assets. For the period November 13, 2009 through December 31, 2009, the Fund paid the Manager a monthly fee for services performed and facilities furnished at an annual rate of 0.70% of the Fund's average daily net assets. Prior to the close of business on November 13, 2009, the monthly fee paid to Epoch was at the same annual rate of 0.70% of the Predecessor Fund's average daily net assets.

Effective after the close of business on November 13, 2009, New York Life Investments entered into a written expense limitation agreement under which it agreed to reimburse expenses of Class A and Class I shares of the Fund so that the total ordinary operating expenses for Class A and Class I do not exceed the following percentages of average daily net assets: Class A, 1.24% and Class I, 0.99%. New York Life Investments will apply an equivalent waiver or reimbursement, in an amount equal to the number of basis points waived for Class A shares, to Investor Class and Class C shares of the Fund. This agreement will be in effect for a two-year period unless extended by New York Life Investments and approved by the Board in connection with its review of the Fund's investment advisory agreement. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the Fund invests.

Prior to the close of business on November 13, 2009, the Fund did not have a written expense limitation agreement.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

For the ten-month period ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $2,265,914 and waived/reimbursed its fees in the amount of $460,780.

For the period November 13, 2009 through December 31, 2009, New York Life Investments earned fees from the Predecessor Fund in the amount of $382,979.

For the period January 1, 2009 through November 13, 2009, Epoch earned fees from the Fund in the amount of $2,082,035.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

Prior to the close of business on November 13, 2009, the sub-administration and sub-accounting services were provided by another administrator and accounting agent.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution and service plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares, which is an expense of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares of the Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund's Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares of the Fund for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution or service fee.


22    MainStay Epoch Global Equity Yield Fund

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

Prior to November 13, 2009, the Predecessor Fund had entered into a distribution agreement with another distributor, which served as the principal underwriter and national distributor for the shares of the Predecessor Fund. Pursuant to a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, this distributor received a monthly distribution fee at an annual rate of 0.25% of average daily net assets for Class A shares (under former designation, Class P shares).

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $650 and $16,102, respectively, for the ten-month period ended October 31, 2010.

The Fund was advised by the Distributor that the amount of sales charges retained on the sales of Class A shares for the period November 13, 2009 through December 31, 2009 was $411.

Prior to November 13, 2009, no sales charges were retained by the Predecessor Fund.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the ten-month period ended October 31, 2010, were as follows:

Investor Class                         $    165
-----------------------------------------------
Class A                                  50,033
-----------------------------------------------
Class C                                   3,845
-----------------------------------------------
Class I                                 817,530
-----------------------------------------------



For the period November 13, 2009 through December 31, 2009, transfer agent expenses incurred by the Fund were as follows:

Investor Class                          $   --
----------------------------------------------
Class A                                 $  140
----------------------------------------------
Class C                                 $   --
----------------------------------------------
Class I                                 $2,376
----------------------------------------------



Transfer agent expenses incurred by the Predecessor Fund, for the period January 1, 2009 through November 13, 2009, and paid to another transfer agent were as follows:

Class A (under former designation,
  Class P)                             $  6,940
-----------------------------------------------
Class I (under former designation,
  Institutional Shares)                $102,304
-----------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

Prior to November 13, 2009 no small account fees were implemented by the Predecessor Fund.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Investor Class                      $28,315  12.3%
-------------------------------------------------
Class C                              28,137   0.4
-------------------------------------------------



(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the ten-month period ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $12,484.

For the period November 13, 2009 through December 31, 2009, there were no legal service fees paid by the Fund to New York Life Investments.

NOTE 4-FEDERAL INCOME TAX

Effective January 4, 2010, the Fund has changed its tax year end from December 31 to October 31. As of October 31, 2010, the components of accumulated gain
(loss) on a tax basis were as follows:

 UNDISTRIBUTED      ACCUMULATED
           NET          CAPITAL          OTHER        UNREALIZED           TOTAL
    INVESTMENT        AND OTHER      TEMPORARY      APPRECIATION     ACCUMULATED
        INCOME      GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)    GAIN (LOSS)
      $     --    $(142,412,602)      $     --       $53,603,601    $(88,809,001)
------------------------------------------------------------- ------------------



The difference between book-basis and tax basis unrealized appreciation (depreciation) is primarily due to wash sales deferrals, mark to market on foreign currency forward contracts, passive foreign, and partnership adjustments.

The following table discloses the current year reclassifications between undistributed net investment income, accumulated net realized loss on investments and additional paid-in capital arising from permanent differences; net assets at October 31, 2010 were not affected.

                         ACCUMULATED NET
    UNDISTRIBUTED NET           REALIZED    ADDITIONAL
    INVESTMENT INCOME     GAIN (LOSS) ON       PAID-IN
               (LOSS)        INVESTMENTS      CAPITAL
            $(189,508)          $453,490     $(263,982)
---------------------------------------------- -------



The reclassifications for the Fund are primarily due to distributions in excess of current earnings, foreign currency gain/loss and partnership adjustments.

At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $142,412,602 were available as shown in the table below, to the extent provided by the regulations to offset future realized

                                                   mainstayinvestments.com    23
gains of the Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

                         CAPITAL LOSS
      CAPITAL LOSS         AMOUNTS
    AVAILABLE THROUGH      (000'S)
           2016            $ 68,186
           2017              74,227
------------------------------- -----
          Total            $142,413
------------------------------- -----



The Fund utilized $3,717,590 of capital loss carryforwards during the ten-month period ended October 31, 2010. The tax character of distributions paid during the ten-month period ended October 31, 2010 and the fiscal years ended December 31, 2009 and December 31, 2008, shown in the Statement of Changes in Net Assets, was as follows:

                               2010         2009        2008
Distributions paid
  from:
  Ordinary Income       $11,286,732  $11,364,805  $19,689,548
  Long-Term Capital
     Gains                       --           --      653,242
  Return of Capital              --           --    1,693,636
-------------------------------------------------------------
Total                   $11,286,732  $11,364,805  $22,036,426
-------------------------------------------------------------



NOTE 5-FOREIGN CURRENCY TRANSACTIONS

As of October 31, 2010, the Fund held the following foreign currencies:

                             CURRENCY       COST     VALUE
Brazilian Real              BRL   492  USD   289  USD   290
-----------------------------------------------------------
Canadian Dollar             CAD11,656     11,410     11,429
-----------------------------------------------------------
Euro Currency               EUR    33         45         45
-----------------------------------------------------------
New Taiwan Dollar           TWD     1         -- (a)     -- (a)
-----------------------------------------------------------
Total                                  USD11,744  USD11,764
-----------------------------------------------------------



(a) Less than one dollar.

NOTE 6-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the ten-month period ended October 31, 2010.

NOTE 8-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the ten-month period ended October 31, 2010, purchases and sales of securities, other than short-term securities, were $156,883 and $155,907, respectively. For the year ended December 31, 2009, purchases and sales of securities, other than short-term securities and securities subject to repurchase transactions, were $239,569 and $198,611, respectively.

NOTE 9-CAPITAL SHARE TRANSACTIONS

 INVESTOR CLASS                     SHARES         AMOUNT
Ten-month period ended
  October 31, 2010:
Shares sold                         16,671  $     229,496
Shares issued to shareholders
  in reinvestment of
  dividends                            238          3,160
Shares redeemed                     (2,217)       (29,558)
                               --------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                        14,692        203,098
Shares converted into
  Investor Class (See Note 1)          733         10,398
Shares converted from
  Investor Class (See Note 1)       (1,665)       (23,456)
                               --------------------------
Net increase (decrease)             13,760  $     190,040
                               ==========================
Period ended December 31,
  2009 (a):
Shares sold                          1,858  $      25,000
Shares issued to shareholders
  in reinvestment of
  dividends                             11            151
                               --------------------------
Net increase (decrease)              1,869  $      25,151
                               ==========================



24    MainStay Epoch Global Equity Yield Fund

 CLASS A                            SHARES         AMOUNT

Ten-month period ended
  October 31, 2010:

Shares sold                      1,222,520  $  16,982,139

Shares issued to shareholders
  in reinvestment of
  dividends                         40,192        535,377

Shares redeemed                   (685,609)    (9,115,426)
                               --------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                       577,103      8,402,090

Shares converted into Class A
  (See Note 1)                       1,665         23,456

Shares converted from Class A
  (See Note 1)                        (733)       (10,398)
                               --------------------------


Net increase (decrease)            578,035  $   8,415,148
                               ==========================


Year ended December 31, 2009:

Shares sold                        873,503  $   9,944,403

Shares issued to shareholders
  in reinvestment of
  dividends                         50,639        619,790

Shares redeemed                   (653,938)    (8,219,128)
                               --------------------------


Net increase (decrease)            270,204  $   2,345,065
                               ==========================


Year ended December 31, 2008:

Shares sold                        738,257  $  10,258,331

Shares issued to shareholders
  in reinvestment of
  dividends and distributions       44,413        626,962

Shares redeemed                   (446,665)    (6,491,410)
                               --------------------------


Net increase (decrease)            336,005  $   4,393,883
                               ==========================



 CLASS C                            SHARES         AMOUNT

Ten-month period ended
  October 31, 2010:

Shares sold                        453,369  $   6,239,385

Shares issued to shareholders
  in reinvestment of
  dividends                          4,266         56,160

Shares redeemed                    (14,387)      (185,272)
                               --------------------------


Net increase (decrease)            443,248  $   6,110,273
                               ==========================


Period ended December 31,
  2009 (a):

Shares sold                          2,596  $      35,007

Shares issued to shareholders
  in reinvestment of
  dividends                             13            182
                               --------------------------


Net increase (decrease)              2,609  $      35,189
                               ==========================



 CLASS I                            SHARES         AMOUNT

Ten-month period ended
  October 31, 2010:

Shares sold                      7,514,498  $ 101,288,435

Shares issued to shareholders
  in reinvestment of
  dividends                        701,597      9,291,113

Shares redeemed                 (9,075,573)  (123,400,233)
                               --------------------------


Net increase (decrease)           (859,478) $ (12,820,685)
                               ==========================


Year ended December 31, 2009:

Shares sold                     15,386,586  $ 174,848,332

Shares issued to shareholders
  in reinvestment of
  dividends                        777,370      9,520,225

Shares redeemed                (13,991,520)  (162,699,904)
                               --------------------------


Net increase (decrease)          2,172,436  $  21,668,653
                               ==========================


Year ended December 31, 2008:

Shares sold                     23,161,546  $ 364,204,472

Shares issued to shareholders
  in reinvestment of
  dividends and distributions    1,375,083     20,352,203

Shares redeemed                (28,890,946)  (419,566,045)
                               --------------------------


Net increase (decrease)         (4,354,317) $ (35,009,370)
                               ==========================





(a) Investor Class shares and Class C shares were first offered on November 16, 2009.

NOTE 10-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal ten-month period ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments or disclosure have been identified other than the extension of the written expense limitation agreement, as disclosed in Note 3(A) to these financial statements.


                                                   mainstayinvestments.com    25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Epoch Global Equity Yield Fund (the "Fund"), one of the funds comprising MainStay Funds Trust, as of October 31, 2010 and the related statements of operations and statements of changes in net assets for the ten-month period ended October 31, 2010 and the year ended December 31, 2009, and the financial highlights for the ten-month period ended October 31, 2010 and the year ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year or period ended December 31, 2008, and the financial highlights for each of the years or periods presented through December 31, 2008 were audited by other auditors, whose reports dated February 27, 2009 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Epoch Global Equity Yield Fund of MainStay Funds Trust as of October 31, 2010, the results of its operations and changes in its net assets, and the financial highlights for the ten-month period ended October 31, 2010 and the year ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


26    MainStay Epoch Global Equity Yield Fund

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Epoch Global Equity Yield Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and Epoch Investment Partners, Inc. ("Epoch") on behalf of the Fund.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and Epoch on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management and/or subadvisory fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates and Epoch as subadviser to the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments and Epoch; (ii) the investment performance of the Fund, New York Life Investments and Epoch; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates and by Epoch as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND EPOCH

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing Epoch's compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

The Board also examined the nature, extent and quality of the services that Epoch provides to the Fund. The Board evaluated Epoch's experience in serving as subadviser to the Fund and managing other portfolios. It examined Epoch's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at Epoch, and Epoch's overall legal and compliance environment. The Board also reviewed Epoch's willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the

                                                   mainstayinvestments.com    27

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED) (CONTINUED)



Fund's portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and Epoch's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments and Epoch to enhance investment returns, supported a determination to approve the Agreements. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND EPOCH

The Board considered the costs of the services provided by New York Life Investments and Epoch under the Agreements, and the profits realized by New York Life Investments, its affiliates and Epoch due to their relationships with the Fund.

In evaluating any costs and profits of New York Life Investments and its affiliates and Epoch due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and Epoch must be in a position to pay and retain experienced professional personnel to provide services to the Fund and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, although the Board did not receive specific profitability information from Epoch (due to the fact that Epoch was appointed as Subadviser only recently), the Board considered representations from Epoch and New York Life Investments that the subadvisory fee paid by New York Life Investments to Epoch for services provided to the Fund was the result of arm's-length negotiations. Because Epoch is not affiliated with New York Life Investments, and Epoch's fees are paid directly by New York Life Investments, the Board focused primarily on the profitability of the relationship among New York Life Investments and its affiliates and the Fund.

The Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board recognized, for example, the benefits to Epoch from legally permitted "soft-dollar" arrangements by which brokers provide research and other services to Epoch in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. The Board also requested and received information from Epoch and New York Life Investments concerning other business relationships between Epoch and its affiliates and New York Life Investments and its affiliates.

The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid

28    MainStay Epoch Global Equity Yield Fund
to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates and Epoch due to their relationships with the Fund supported the Board's determination to approve the Agreements. With respect to Epoch, the Board considered that any profits to be realized by Epoch due to its relationship with the Fund are the result of arm's-length negotiations between New York Life Investments and Epoch, and are based on subadvisory fees to be paid to Epoch by New York Life Investments, not the Fund.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to Epoch are paid by New York Life Investments, not the Fund. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and Epoch on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and Epoch about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


                                                   mainstayinvestments.com    29

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the ten-month period ended October 31, 2010, the Fund designated approximately $14,499,196 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

The dividends paid by the Fund during the ten-month period ended October 31, 2010, should be multiplied by 61.4% to arrive at the amount eligible for the corporate dividends received deduction.

In accordance with federal tax law, the Fund elects to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund hereby makes the following designations regarding its ten-month period ended October 31, 2010:

-- the total amount of taxes credited by foreign countries was $813,499

-- the total amount of income sources from foreign countries was $8,109,140

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's ten-month period ended October 31, 2010.


PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; and
(ii) on the SEC's website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Fund's website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


30    MainStay Epoch Global Equity Yield Fund

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


                                                   mainstayinvestments.com    31

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


32    MainStay Epoch Global Equity Yield Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    33

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





34    MainStay Epoch Global Equity Yield Fund

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


                                                   mainstayinvestments.com    35

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21212 MS333-10                                       MSEGEY11-12/10
                                                                              F3

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY EPOCH INTERNATIONAL SMALL CAP FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------

Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   11
---------------------------------------------
Financial Statements                       16
---------------------------------------------
Notes to Financial Statements              22
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            29
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  30
---------------------------------------------
Federal Income Tax Information             33
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        33
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       33
---------------------------------------------
Board Members and Officers                 34
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                        MAINSTAY EPOCH
                     INTERNATIONAL SMALL    MSCI WORLD
                           CAP FUND           EX U.S.      S&P EPAC
                           CLASS I           SMALL CAP    SMALL CAP
                            SHARES             INDEX        INDEX
                     -------------------    ----------    ---------
01/25/05                    10000              10000        10000
10/31/05                    11213              11250        11082
10/31/06                    15214              13937        14645
10/31/07                    21111              17351        18642
10/31/08                     9649               7915         8761
10/31/09                    13832              11873        12538
10/31/10                    17178              13919        14359




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge          With sales charges           13.39%       17.01%
                                                                       Excluding sales charges      19.99        23.83
------------------------------------------------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 5.5% Initial Sales Charge          With sales charges           13.34%       16.89%
                                                                       Excluding sales charges      19.94        23.69
------------------------------------------------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Class C Shares(3)           Maximum 1% CDSC                            With sales charges           18.32%       22.16%
                            if Redeemed Within One Year of Purchase    Excluding sales charges      19.32        23.16
------------------------------------------------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Class I Shares(4)           No Sales Charge                                                         20.14%       24.19%
------------------------------------------------------------------------------------------------------------------------

                                             SINCE        GROSS
                                           INCEPTION     EXPENSE
CLASS                       FIVE YEARS    (11/16/09)    RATIO(2)
----------------------------------------------------------------
Investor Class Shares(3)       7.20%         8.31%        1.79%
                               8.42          9.38         1.79
----------------------------------------------------------------

                                             SINCE        GROSS
                                           INCEPTION     EXPENSE
CLASS                       FIVE YEARS     (8/2/06)     RATIO(2)
----------------------------------------------------------------
Class A Shares(4)             --             2.60%        1.62%
                              --             3.98         1.62
----------------------------------------------------------------

                                             SINCE        GROSS
                                           INCEPTION     EXPENSE
CLASS                       FIVE YEARS    (11/16/09)    RATIO(2)
----------------------------------------------------------------
Class C Shares(3)              7.86%         8.77%        2.54%
                               7.86          8.77         2.54
----------------------------------------------------------------

                                             SINCE        GROSS
                                           INCEPTION     EXPENSE
CLASS                       FIVE YEARS     (1/25/05)    RATIO(2)
----------------------------------------------------------------
Class I Shares(4)              8.90%         9.84%        1.37%
----------------------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.

2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class and Class C shares, first offered on November 16, 2009, includes the historical performance of Class I (as defined below) shares through November 13, 2009 adjusted for differences in certain expenses and fees.
4. Performance figures for Class I shares and Class A shares reflect the historical performance of the Institutional shares since January 25, 2005 and the Class P shares since August 2, 2006, respectively, of the Epoch International Small Cap Fund, which was subject to a different fee structure.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                                                                        SINCE
                                                              TEN-       ONE      FIVE     INCEPTION
                                                             MONTHS     YEAR     YEARS    OF THE FUND
MSCI World Ex U.S. Small Cap Index(5)                        14.87%    17.23%    4.35%       5.90%
-----------------------------------------------------------------------------------------------------
S&P EPAC Small Cap Index(6)                                  12.56     14.53     5.32        6.48
-----------------------------------------------------------------------------------------------------
Average Lipper International Small/Mid-Cap Growth Fund(7)    16.43     23.32     6.30        7.66
-----------------------------------------------------------------------------------------------------







5. The Morgan Stanley Capital International ("MSCI") World Ex U.S. Small Cap Index is composed of small capitalization stocks designed to measure equity performance in 22 global developed markets, excluding the U.S. Total returns assume reinvestment of all dividends and capital gains. The Fund has selected the MSCI World Ex U.S. Small Cap Index as its primary benchmark index in replacement of the S&P EPAC Small Cap Index as its broad-based securities market index for comparison purposes because it believes the MSCI World Ex U.S. Small Cap Index is more reflective of the Fund's current investment style. An investment cannot be made directly in an index.
6. The S&P Europe, Pacific and Asia Composite ("EPAC") Small Cap Index measures the performance of the smallest companies from the European and Pacific countries represented in the S&P Broad Market Index. The S&P EPAC Small Cap Index represents the bottom 15% of the total market capitalization of each country. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
7. The average Lipper international small/mid-cap growth fund is representative of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper's international large-cap floor. International small/mid-cap growth funds typically have an above-average price-to-cash flow ratio, price-to book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Epoch International Small Cap Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY EPOCH INTERNATIONAL SMALL CAP FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,153.20        $10.37         $1,015.60         $ 9.70
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,152.70        $10.74         $1,015.20         $10.06
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,148.80        $14.24         $1,011.90         $13.34
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,153.80        $ 9.61         $1,016.30         $ 9.00
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.91% for Investor Class, 1.98% for Class A, 2.63% for Class C and 1.77% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                   96.8
Preferred Stock                                  2.3
Short-Term Investment                            0.5
Unaffiliated Investment Company                  0.3
Other Assets, Less Liabilities                   0.1




See Portfolio of Investments beginning on page 11 for specific holdings within these categories.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  Rhodia S.A.
    2.  Localiza Rent a Car S.A.
    3.  Afren PLC
    4.  Temenos Group A.G. Registered
    5.  Intermediate Capital Group PLC
    6.  Sysmex Corp.
    7.  Maire Tecnimont S.p.A
    8.  Banco ABC Brasil S.A.
    9.  Alten, Ltd.
   10.  ProSiebenSat.1 Media A.G.





8    MainStay Epoch International Small Cap Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS(1) (UNAUDITED)

Questions answered by portfolio managers Emily Baker, Michael Welhoelter, CFA, and William Priest, CFA, of Epoch Investment Partners, Inc., the Fund's Subadvisor.

HOW DID MAINSTAY EPOCH INTERNATIONAL SMALL CAP FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE 10 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Epoch International Small Cap Fund returned 19.99% for Investor Class shares, 19.94% for Class A shares and 19.32% for Class C shares for the 10 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 20.14%. All share classes outperformed the 16.43% return of the average Lipper(2) international small/mid-cap growth fund for the same period. All share classes also outperformed the 14.87% return of the MSCI World Ex U.S. Small Cap Index(3) and the 12.56% return of the S&P EPAC Small Cap Index(4) during the 10 months ended October 31, 2010. The MSCI World Ex U.S. Small Cap Index is the Fund's broad-based securities-market index. The S&P EPAC Small Cap Index is the secondary benchmark of the Fund. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund's outperformance of the MSCI World Ex U.S. Small Cap Index resulted from strong stock selection in several sectors and good country and regional allocation. Relative performance was particularly strong in the consumer discretionary, industrials, energy and financials sectors. In addition, overweight allocations and good stock selection within the U.K. and Brazil proved positive, as did the Fund's significant underweight allocation in Japan, a country that underperformed.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE, AND WHICH SECTORS WERE PARTICULARLY WEAK?

During the reporting period, the strongest-contributing sector relative to the MSCI World Ex U.S. Small Cap Index was consumer discretionary, which benefited from strong stock selection and an underweight position relative to the benchmark. Industrials and energy were also strong contributors, both benefiting from strong stock selection. During the reporting period, the sector that detracted the most from the Fund's performance relative to the MSCI World Ex U.S. Small Cap Index was information technology, which suffered from weak stock selection. Consumer staples also detracted. The Fund had a neutral weighting in consumer staples and achieved similar returns to sector-related stocks in the benchmark, but the sector itself underperformed. Utilities also detracted because of weak stock selection and a negative total return for the sector as a whole.


DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

On an absolute basis, Localiza Rent a Car, Rhodia and ProsiebenSat.1 Media made the strongest contributions to the Fund's performance. Brazilian car rental company Localiza Rent a Car was a leading performer on the back of high volume and cost controls. Rhodia is a French specialty chemical company and was the Fund's largest position in the materials sector during the reporting period. The company was a significant contributor to performance during the reporting period because of strong results from its emerging-markets exposure. ProsiebenSat.1 Media, a free-to-air broadcaster in Germany, was a star performer after it increased full-year revenue guidance based on strong advertising sales.

Wirecard A.G., Azimut Holding and Astaldi were the greatest detractors from the Fund's absolute performance during the reporting period. German Internet payment and processing service provider, Wirecard A.G., suffered because of concerns over online gambling exposure and potential regulatory risks. Italian asset manager Azimut Holding underperformed the MSCI World Ex U.S. Small Cap Index because of concerns over its exposure to European sovereign debt. Italian construction engineer Astaldi, which specializes in road and rail transportation projects, undperperformed during the reporting period because of concerns over potential delays in European infrastructure spending as a result of austerity plans in many European Union countries. All three of these positions had negative total returns for the reporting period.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

Among the stocks that the Fund purchased during the reporting period were ProsiebenSat.1 Media, Crew Energy and Mills Estruturas e Servicos de Engenharia. We believed that ProsiebenSat.1 Media would benefit from the economic recovery and strong advertising growth in Germany. Crew Energy is a Canadian oil & gas exploration & production company. We believed that given high depletion rates, energy services companies would benefit from the replacement of oil and gas reserves. Mills Estruturas e Servicos de Engenharia is one of Brazil's largest specialty engineering services companies. It was added to the Fund as part of our global infrastructure theme. We saw the company benefiting from significant build-out of facilities development ahead of the 2014 World Cup and 2016 Olympics.

During the reporting period, we sold the Fund's position in Italian asset manager Azimut Holding. We purchased Azimut Holding with the expectation that the company would be a

1. Effective January 4, 2010, the Fund's fiscal year-end changed from December 31 to October 31. As a result, the following discussion covers the 10-month reporting period ended October 31, 2010.
2. See footnote on page 6 for more information on Lipper Inc.
3. See footnote on page 6 for more information on the MSCI World Ex U.S. Small Cap Index.
4. See footnote on page 6 for more information on the S&P EPAC Small Cap Index.

                                                    mainstayinvestments.com    9
low-risk beneficiary of a recovery in European economic activity--and subsequently the stock market--following the credit crisis. Azimut Holding strongly outperformed the benchmark during 2009. Azimut Holding was sold on concerns over its exposure to European sovereign debt. We also eliminated the Fund's position in Wirecard on concerns about the company's online gambling exposure and potential regulatory risks.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, we increased the Fund's weightings in the industrials and consumer discretionary sectors. The Fund's industrials exposure, part of our infrastructure theme, was repositioned from a small overweight to a significant overweight position relative to the MSCI World Ex U.S. Small Cap Index. In the consumer discretionary sector, the Fund's exposure, part of our emerging consumer theme, was increased from an underweight to a small overweight position relative to the Index.

We reduced the Fund's exposure to financials, moving from a small underweight to a significantly underweight position relative to the MSCI World Ex U.S. Small Cap Index. We remained underweight in the banking sector in Europe, as we were concerned about rising regulations and capital requirements. We also pared the Fund's position in information technology, going from a small overweight to a neutral position relative to the Index.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund's most substantially overweight sectors relative to the MSCI World Ex U.S. Small Cap Index were industrials, energy and consumer discretionary. As of the same date, the Fund's most substantially underweight sectors relative to the benchmark were financials, materials and consumer staples.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay Epoch International Small Cap Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                      SHARES         VALUE
COMMON STOCKS 96.8%+
----------------------------------------------------------

AUSTRALIA 2.3%
Centamin Egypt, Ltd. (Metals &
  Mining) (a)                        927,400  $  2,618,798
Domino's Pizza Enterprises, Ltd.
  (Hotels, Restaurants &
  Leisure)                            50,900       284,197
SAI Global, Ltd. (Professional
  Services)                          302,124     1,296,241
                                              ------------
                                                 4,199,236
                                              ------------

AUSTRIA 2.0%
Andritz A.G. (Machinery)              24,750     1,895,966
bwin Interactive Entertainment
  A.G. (Hotels, Restaurants &
  Leisure)                            13,700       655,165
Vienna Insurance Group
  (Insurance)                         21,850     1,175,226
                                              ------------
                                                 3,726,357
                                              ------------

BELGIUM 1.6%
Telenet Group Holding N.V.
  (Diversified Telecommunication
  Services) (a)                       71,602     2,989,670
                                              ------------


BERMUDA 1.1%
Huabao International Holdings,
  Ltd. (Chemicals)                   393,000       592,194
Lancashire Holdings, Ltd.
  (Insurance)                        116,800     1,063,038
Peace Mark Holdings, Ltd.
  (Textiles, Apparel & Luxury
  Goods) (a)(b)(c)                 1,118,750         1,443
Ship Finance International, Ltd.
  (Oil, Gas & Consumable Fuels)       21,650       435,381
                                              ------------
                                                 2,092,056
                                              ------------

BRAZIL 9.3%
X  Banco ABC Brasil S.A.
  (Diversified Financial
  Services)                          343,400     3,384,922
BR Malls Participacoes S.A.
  (Real Estate Management &
  Development)                        54,200       517,997
BR Properties S.A. (Real Estate
  Management & Development)           93,100       897,983
Diagnosticos da America S.A.
  (Health Care Providers &
  Services)                          224,100     2,767,806
X  Localiza Rent a Car S.A.
  (Road & Rail)                      263,800     4,367,447
Mills Estruturas e Servicos de
  Engenharia S.A. (Trading
  Companies & Distributors) (a)      128,600     1,552,760
MRV Engenharia e Participacoes
  S.A. (Household Durables)           90,200       880,621
Rossi Residencial S.A.
  (Household Durables)               120,650     1,182,161
Sul America S.A. (Insurance)          61,800       730,202
Tegma Gestao Logistica S.A.
  (Road & Rail)                       78,150       968,889
                                              ------------
                                                17,250,788
                                              ------------

BRITISH VIRGIN ISLANDS 0.7%
Playtech, Ltd. (Software)            184,300     1,322,265
                                              ------------


CANADA 5.3%
Crew Energy, Inc. (Oil, Gas &
  Consumable Fuels) (a)              149,600     2,892,550
Detour Gold Corp. (Metals &
  Mining) (a)                         16,000       467,340
Methanex Corp. (Chemicals)            66,000     1,837,827
Migao Corp. (Chemicals) (a)           59,700       424,380
Paramount Resources, Ltd. (Oil,
  Gas & Consumable Fuels) (a)         52,650     1,056,717
Sherritt International Corp.
  (Metals & Mining)                   52,900       411,312
Sino-Forest Corp. (Paper &
  Forest Products) (a)               116,450     2,301,826
Westport Innovations, Inc.
  (Machinery) (a)                     23,027       418,590
                                              ------------
                                                 9,810,542
                                              ------------

CAYMAN ISLANDS 1.8%
China Shanshui Cement Group
  (Construction Materials)           459,000       326,874
Subsea 7, Inc. (Energy Equipment
  & Services) (a)                    145,900     3,066,675
                                              ------------
                                                 3,393,549
                                              ------------

CHINA 2.0%
Dalian Port PDA Co., Ltd.
  (Transportation
  Infrastructure)                  2,162,426       934,575
Shandong Weigao Group Medical
  Polymer Co., Ltd. (Health Care
  Equipment & Supplies)              130,000       340,461
Zhuzhou CSR Times Electric Co.,
  Ltd. (Electrical Equipment)        816,000     2,489,715
                                              ------------
                                                 3,764,751
                                              ------------

DENMARK 0.4%
Pandora A/S (Textiles, Apparel &
  Luxury Goods) (a)                   13,350       647,804
                                              ------------


FRANCE 8.7%
X  Alten, Ltd. (IT Services)         100,850     3,368,011
Mersen (Electrical Equipment)         48,700     2,135,091
EDF Energies Nouvelles S.A.
  (Independent Power Producers &
  Energy Traders)                     11,075       480,768
Guyenne et Gascogne S.A. (Food &
  Staples Retailing)                   3,300       363,531
IPSOS (Media)                         61,200     2,943,332
X  Rhodia S.A. (Chemicals)           164,900     4,583,271
Saft Groupe S.A. (Electrical
  Equipment)                          11,150       425,985
Technip S.A. (Energy Equipment &
  Services)                           22,450     1,886,941
                                              ------------
                                                16,186,930
                                              ------------

GERMANY 3.9%
Asian Bamboo A.G. (Food
  Products)                           21,400     1,096,368
Axel Springer A.G. (Media)            13,808     2,053,441
GFK SE (Media)                        10,100       426,495


+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investment. Any of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11


                                      SHARES         VALUE
COMMON STOCKS (CONTINUED)
GERMANY (CONTINUED)
Hamburger Hafen und Logistik
  A.G. (Transportation
  Infrastructure)                     13,905  $    608,748
Morphosys A.G. (Life Sciences
  Tools & Services) (a)               53,450     1,281,025
Puma A.G. Rudolf Dassler Sport
  (Textiles, Apparel & Luxury
  Goods)                               1,750       581,877
Software A.G. (Software)               8,050     1,128,242
                                              ------------
                                                 7,176,196
                                              ------------

HONG KONG 1.7%
Sinotrans Shipping, Ltd.
  (Marine)                           670,500       270,752
Television Broadcasts, Ltd.
  (Media)                            245,000     1,305,402
Vitasoy International Holdings,
  Ltd. (Food Products)             1,878,000     1,637,837
                                              ------------
                                                 3,213,991
                                              ------------

ITALY 6.4%
Amplifon S.p.A (Health Care
  Providers & Services)              239,300     1,288,934
Ansaldo STS S.p.A
  (Transportation
  Infrastructure)                     30,230       416,744
Astaldi S.p.A (Construction &
  Engineering)                       134,548       988,753
Danieli & Co. S.p.A. (Machinery)      95,500     1,424,869
Exor S.p.A (Diversified
  Financial Services)                 80,314     2,064,596
X  Maire Tecnimont S.p.A
  (Construction & Engineering)       794,250     3,435,146
Safilo Group S.p.A. (Textiles,
  Apparel & Luxury Goods) (a)         37,800       596,598
Tod's S.p.A. (Textiles, Apparel
  & Luxury Goods)                     17,419     1,689,063
                                              ------------
                                                11,904,703
                                              ------------

JAPAN 12.1%
Air Water, Inc. (Chemicals)           72,160       842,031
Daibiru Corp. (Real Estate
  Management & Development)           51,000       393,575
Daicel Chemical Industries, Ltd.
  (Chemicals)                         81,000       563,688
Disco Corp. (Semiconductors &
  Semiconductor Equipment)             7,900       457,978
House Foods Corp. (Food
  Products)                           61,200       904,272
Japan Retail Fund Investment
  Corp. (Real Estate Investment
  Trusts)                                202       315,539
JGC Corp. (Construction &
  Engineering)                       125,750     2,406,549
Kansai Paint Co., Ltd.
  (Chemicals)                        172,440     1,609,326
McDonald's Holdings Co. Japan,
  Ltd. (Hotels, Restaurants &
  Leisure)                            46,000     1,167,864
Nabtesco Corp. (Machinery)           177,000     3,134,398
NET One Systems Co., Ltd. (IT
  Services)                              500       697,776
Nifco, Inc. /Japan (Auto
  Components)                         65,650     1,653,692
Oracle Corp. Japan (Software)         24,000     1,091,587
ORIX Corp. (Consumer Finance)          8,500       775,320
Pigeon Corp. (Household
  Products)                           31,500       937,915
Santen Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                   18,000       621,399
Sawai Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                   15,600     1,362,843
X  Sysmex Corp. (Health Care
  Equipment & Supplies)               52,753     3,618,697
                                              ------------
                                                22,554,449
                                              ------------

LUXEMBOURG 1.9%
Acergy S.A. (Energy Equipment &
  Services)                          142,400     2,876,400
L'Occitane International S.A.
  (Specialty Retail) (a)             193,200       573,275
                                              ------------
                                                 3,449,675
                                              ------------

NETHERLANDS 3.6%
Core Laboratories N.V. (Energy
  Equipment & Services)               25,700     1,998,689
Imtech N.V. (Construction &
  Engineering)                        25,500       856,750
SBM Offshore N.V. (Energy
  Equipment & Services)               52,921     1,079,789
Ten Cate N.V. (Textiles, Apparel
  & Luxury Goods)                     29,065       959,942
USG People N.V. (Professional
  Services) (a)                       98,850     1,835,998
                                              ------------
                                                 6,731,168
                                              ------------

NORWAY 0.3%
Marine Harvest A.S.A. (Food
  Products)                          564,750       561,221
                                              ------------


REPUBLIC OF KOREA 0.9%
Glovis Co., Ltd. (Air Freight &
  Logistics)                          11,276     1,598,331
                                              ------------


SPAIN 4.2%
Construcciones y Auxiliar de
  Ferrocarriles S.A. (Machinery)       1,850     1,042,549
Ebro Puleva S.A. (Food Products)     100,241     2,203,646
Obrascon Huarte Lain S.A.
  (Construction & Engineering)        54,940     1,797,704
Viscofan S.A. (Food Products)         80,750     2,813,068
                                              ------------
                                                 7,856,967
                                              ------------

SWITZERLAND 5.0%
Clariant A.G. (Chemicals) (a)        123,600     2,090,040
EFG International A.G. (Capital
  Markets)                            50,600       622,184
Helvetia Holding A.G.
  (Insurance)                          2,650       933,781
Partners Group Holding A.G.
  (Capital Markets)                    4,400       804,837
Tecan Group A.G. (Life Sciences
  Tools & Services)                   10,850       755,272
X  Temenos Group A.G. Registered
  (Software) (a)                     123,074     4,127,272
                                              ------------
                                                 9,333,386
                                              ------------





12    MainStay Epoch International Small Cap Fund     The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.


                                      SHARES         VALUE
COMMON STOCKS (CONTINUED)
TAIWAN 1.3%
Clevo Co. (Computers &
  Peripherals)                       545,000  $  1,201,362
Far EasTone Telecommunications
  Co., Ltd. (Wireless
  Telecommunication Services)        255,000       366,826
First Steamship Co., Ltd.
  (Marine)                           198,000       394,429
Tong Yang Industry Co., Ltd.
  (Auto Components)                  261,000       414,664
                                              ------------
                                                 2,377,281
                                              ------------

UNITED KINGDOM 20.3%
X  Afren PLC (Oil, Gas &
  Consumable Fuels) (a)            2,012,150     4,175,301
Aggreko PLC (Commercial Services
  & Supplies)                         80,950     2,042,937
Ashtead Group PLC (Trading
  Companies & Distributors)        1,444,550     2,909,548
Bovis Homes Group PLC (Household
  Durables) (a)                       77,500       432,154
Cairn Energy PLC (Oil, Gas &
  Consumable Fuels) (a)               78,400       484,784
Charter International PLC
  (Machinery)                         99,800     1,180,170
Cookson Group PLC (Industrial
  Conglomerates) (a)                 264,250     2,180,619
Domino's Pizza UK & IRL PLC
  (Hotels, Restaurants &
  Leisure)                           303,200     2,369,407
Homeserve PLC (Commercial
  Services & Supplies)               304,515     2,211,832
Informa PLC (Media)                  206,897     1,445,434
X  Intermediate Capital Group
  PLC (Capital Markets)              776,000     4,013,774
Intertek Group PLC (Professional
  Services)                           80,900     2,404,640
Invensys PLC (Machinery)             122,700       566,625
London Stock Exchange Group PLC
  (Diversified Financial
  Services)                           24,550       288,739
Meggitt PLC (Aerospace &
  Defense)                           357,700     1,892,004
Millennium & Copthorne Hotels
  PLC (Hotels, Restaurants &
  Leisure)                           336,850     2,941,648
Misys PLC (Software) (a)             276,200     1,245,390
Mothercare PLC (Multiline
  Retail)                             46,860       394,578
Next PLC (Multiline Retail)           70,200     2,570,283
Restaurant Group PLC (Hotels,
  Restaurants & Leisure)             254,400     1,150,355
TUI Travel PLC (Hotels,
  Restaurants & Leisure)             234,800       794,226
                                              ------------
                                                37,694,448
                                              ------------
Total Common Stocks
  (Cost $128,074,313)                          179,835,764
                                              ------------


PREFERRED STOCKS 2.3%
----------------------------------------------------------

GERMANY 2.3%
Jungheinrich A.G.
  0.54% (Machinery)                   26,000       984,824
X  ProSiebenSat.1 Media A.G.
  0.09% (Media)                      123,350     3,260,175
                                              ------------
Total Preferred Stocks
  (Cost $2,496,116)                              4,244,999
                                              ------------


UNAFFILIATED INVESTMENT COMPANY 0.3%
----------------------------------------------------------

AUSTRALIA 0.3%
Australian Infrastructure Fund
  (Transportation
  Infrastructure)                    320,650       620,333
                                              ------------
Total Unaffiliated Investment
  Company
  (Cost $577,858)                                  620,333
                                              ------------


                                   PRINCIPAL
                                      AMOUNT
SHORT-TERM INVESTMENT 0.5%
----------------------------------------------------------


REPURCHASE AGREEMENT 0.5%
UNITED STATES 0.5%
State Street Bank and Trust Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity $921,116
  (Collateralized by a United
  States Treasury Note with a
  rate of 2.125% and a maturity
  date of 5/31/15, with a
  Principal Amount of $895,000
  and a Market Value of
  $943,151) (Capital Markets)     $  921,115       921,115
                                              ------------
Total Short-Term Investment
  (Cost $921,115)                                  921,115
                                              ------------
Total Investments
  (Cost $132,069,402) (d)               99.9%  185,622,211
Other Assets, Less Liabilities           0.1       240,141
                                  ----------  ------------

Net Assets                             100.0% $185,862,352
                                  ==========  ============





(a)  Non-income producing security.
(b) Illiquid security--The total market value of this security at October 31, 2010 is $1,443, which represents less than one-tenth of a percent of the Fund's net assets.
(c)  Fair valued security--The total market
     value of this security at October 31,
     2010 is $1,443, which represents less
     than one-tenth of a percent of the Fund's net assets.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

(d)  At October 31, 2010, cost is $137,181,045
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $55,633,204
Gross unrealized depreciation       (7,192,038)
                                   -----------
Net unrealized appreciation        $48,441,166
                                   ===========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
  Common Stocks (b)                                $179,834,321     $     --        $1,443  $179,835,764
  Preferred Stocks                                    4,244,999           --            --     4,244,999
  Unaffiliated Investment Company                       620,333           --            --       620,333
  Short-Term Investment
     Repurchase Agreement                                    --      921,115            --       921,115
                                                   ------------     --------        ------  ------------
Total Investments in Securities                    $184,699,653     $921,115        $1,443  $185,622,211
                                                   ============     ========        ======  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The level 3 security valued at $1,443 is held under Bermuda in the Textiles, Apparel & Luxury Goods industry within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ending October 31, 2010, securities with a total value of $114,960,079 transferred from Level 2 to Level 1 due to certain international equities not being fair valued at the end of the period, by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures. Fair values for these instruments at the reporting date are based on quoted market prices or binding dealer price quotations. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                     BALANCE
                                       AS OF     ACCRUED  REALIZED
                                DECEMBER 31,   DISCOUNTS      GAIN
 INVESTMENTS IN SECURITIES              2009  (PREMIUMS)    (LOSS)
Common Stock
  Bermuda                             $1,443    $     --  $     --
                                      ------    --------  --------
Total                                 $1,443         $--       $--
                                      ======    ========  ========

                                                                                                          CHANGE IN
                                                                                                         UNREALIZED
                                                                                                       APPRECIATION
                                                                                                     (DEPRECIATION)
                                                                                                               FROM
                                     CHANGE IN                                              BALANCE     INVESTMENTS
                                    UNREALIZED                    TRANSFERS  TRANSFERS        AS OF   STILL HELD AT
                                  APPRECIATION                        IN TO     OUT OF  OCTOBER 31,     OCTOBER 31,
 INVESTMENTS IN SECURITIES      (DEPRECIATION)  PURCHASES  SALES    LEVEL 3    LEVEL 3         2010        2010 (A)
Common Stock
  Bermuda                             $     --   $     --  $  --   $     --   $     --       $1,443        $     --
                                      --------   --------  -----   --------   --------       ------        --------
Total                                      $--        $--    $--        $--        $--       $1,443             $--
                                      ========   ========  =====   ========   ========       ======        ========




(a) Included in "Net change in unrealized appreciation (depreciation) on investments" in the Statement of Operations.



14    MainStay Epoch International Small Cap Fund     The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

The table below sets forth the diversification of MainStay Epoch International Small Cap Fund investments by industry.

INDUSTRY DIVERSIFICATION (UNAUDITED)

                                      VALUE  PERCENT +
Aerospace & Defense            $  1,892,004      1.0%
Air Freight & Logistics           1,598,331      0.9
Auto Components                   2,068,356      1.1
Capital Markets                   6,361,910      3.5
Chemicals                        12,542,757      6.8
Commercial Services &
  Supplies                        4,254,769      2.3
Computers & Peripherals           1,201,362      0.7
Construction & Engineering        9,484,902      5.1
Construction Materials              326,874      0.2
Consumer Finance                    775,320      0.4
Diversified Financial
  Services                        5,738,257      3.0
Diversified Telecommunication
  Services                        2,989,670      1.6
Electrical Equipment              5,050,791      2.6
Energy Equipment & Services      10,908,494      5.9
Food & Staples Retailing            363,531      0.2
Food Products                     9,216,412      5.0
Health Care Equipment &
  Supplies                        3,959,158      2.1
Health Care Providers &
  Services                        4,056,740      2.2
Hotels, Restaurants & Leisure     9,362,862      5.0
Household Durables                2,494,936      1.3
Household Products                  937,915      0.5
IT Services                       4,065,787      2.2
Independent Power Producers &
  Energy Traders                    480,768      0.3
Industrial Conglomerates          2,180,619      1.2
Insurance                         3,902,247      2.1
Life Sciences Tools &
  Services                        2,036,297      1.1
Machinery                        10,647,991      5.6
Marine                              665,181      0.3
Media                            11,434,279      6.2
Metals & Mining                   3,497,450      1.9
Multiline Retail                  2,964,861      1.6
Oil, Gas & Consumable Fuels       9,044,733      4.9
Paper & Forest Products           2,301,826      1.2
Pharmaceuticals                   1,984,242      1.1
Professional Services             5,536,879      3.0
Real Estate Investment Trusts       315,539      0.2
Real Estate Management &
  Development                     1,809,555      1.0
Road & Rail                       5,336,336      2.9
Semiconductors &
  Semiconductor Equipment           457,978      0.2
Software                          8,914,756      4.8
Specialty Retail                    573,275      0.3
Textiles, Apparel & Luxury
  Goods                           4,476,727      2.4
Trading Companies &
  Distributors                    4,462,308      2.4
Transportation Infrastructure     2,580,400      1.4
Wireless Telecommunication
  Services                          366,826      0.2
                               ------------    -----
                                185,622,211     99.9
Other Assets, Less
  Liabilities                       240,141      0.1
                               ------------    -----
Net Assets                     $185,862,352    100.0%
                               ============    =====




+    Percentages indicated are based on Fund
     net assets




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
---------------------------------------------------
Investment in securities, at value
  (identified cost $132,069,402)      $ 185,622,211
Cash denominated in foreign
  currencies (identified cost
  $324,574)                                 335,747
Receivables:
  Investment securities sold              1,787,456
  Dividends and interest                    267,923
  Fund shares sold                          165,737
Other assets                                 51,956
                                      -------------
     Total assets                       188,231,030
                                      -------------

LIABILITIES
---------------------------------------------------
Payables:
  Fund shares redeemed                    1,043,452
  Investment securities purchased         1,022,042
  Manager (See Note 3)                      185,144
  Transfer agent (See Note 3)                69,418
  Professional fees                          23,138
  Shareholder communication                  11,782
  Custodian                                   8,954
  NYLIFE Distributors (See Note 3)            2,313
  Trustees                                      377
Accrued expenses                              2,058
                                      -------------
     Total liabilities                    2,368,678
                                      -------------
Net assets                            $ 185,862,352
                                      =============

COMPOSITION OF NET ASSETS
---------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $       9,537
Additional paid-in capital              240,376,341
                                      -------------
                                        240,385,878
Undistributed net investment income       1,706,276
Accumulated net realized loss on
  investments and foreign currency
  transactions                         (109,811,411)
Net unrealized appreciation on
  investments                            53,552,809
Net unrealized appreciation on
  translation of other assets and
  liabilities in foreign currencies          28,800
                                      -------------
Net assets                            $ 185,862,352
                                      =============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $     303,242
                                      =============
Shares of beneficial interest
  outstanding                                15,982
                                      =============
Net asset value per share
  outstanding                         $       18.97
Maximum sales charge (5.50% of
  offering price)                              1.10
                                      -------------
Maximum offering price per share
  outstanding                         $       20.07
                                      =============
CLASS A
Net assets applicable to outstanding
  shares                              $   5,174,602
                                      =============
Shares of beneficial interest
  outstanding                               273,011
                                      =============
Net asset value per share
  outstanding                         $       18.95
Maximum sales charge (5.50% of
  offering price)                              1.10
                                      -------------
Maximum offering price per share
  outstanding                         $       20.05
                                      =============
CLASS C
Net assets applicable to outstanding
  shares                              $   1,475,616
                                      =============
Shares of beneficial interest
  outstanding                                78,328
                                      =============
Net asset value and offering price
  per share outstanding               $       18.84
                                      =============
CLASS I
Net assets applicable to outstanding
  shares                              $ 178,908,892
                                      =============
Shares of beneficial interest
  outstanding                             9,169,479
                                      =============
Net asset value and offering price
  per share outstanding               $       19.51
                                      =============






16    MainStay Epoch International Small Cap Fund     The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD JANUARY 1, 2010 THROUGH OCTOBER 31, 2010 (A) AND THE YEAR ENDED DECEMBER 31, 2009


                                      2010          2009
INVESTMENT INCOME
--------------------------------------------------------
INCOME
  Dividends (b)                $ 2,827,513  $  3,441,064
  Interest                             332            --
                               -------------------------
     Total income                2,827,845     3,441,064
                               -------------------------
EXPENSES
  Manager (See Note 3)           1,583,421     1,668,173
  Transfer agent (See Note 3)      393,159        60,555
  Custodian                        130,754       175,687
  Administration and
     accounting fees                    --       256,070
  Professional fees                108,819        67,295
  Registration                      92,814        53,077
  Shareholder communication         32,109        35,000
  Trustees                           7,886        12,300
  Distribution/Service--In-
     vestor Class (See Note
     3)                                355             8
  Distribution/Service--Class
     A (See Note 3)                  7,964         4,163
  Distribution/Service--Class
     C (See Note 3)                  6,737            32
  Miscellaneous                     45,502        99,455
                               -------------------------
     Total expenses before
       waiver/reimbursement      2,409,520     2,431,815
  Expense
     waiver/reimbursement
     from Manager (See Note
     3)                            (22,158)           --
                               -------------------------
     Net expenses                2,387,362     2,431,815
                               -------------------------
Net investment income              440,483     1,009,249
                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------------
Net realized gain (loss) on:
  Security transactions          7,351,362   (57,139,216)
  Foreign currency
     transactions                 (160,638)      (26,094)
                               -------------------------
Net realized gain on
  investments and foreign
  currency transactions          7,190,724   (57,165,310)
                               -------------------------
Net change in unrealized
  appreciation (depreciation)
  on:
  Investments                   24,057,006   111,288,126
  Translation of other assets
     and liabilities in
     foreign currencies             25,280        71,261
                               -------------------------
Net change in unrealized
  appreciation (depreciation)
  on investments and foreign
  currency transactions         24,082,286   111,359,387
                               -------------------------
Net realized and unrealized
  gain on investments and
  foreign currency
  transactions                  31,273,010    54,194,077
                               -------------------------
Net increase in net assets
  resulting from operations    $31,713,493  $ 55,203,326
                               =========================




(a) The Fund changed its fiscal year end from December 31 to October 31.

(b) Dividends recorded net of foreign withholding taxes in the amount of $260,741 and $340,791 for the ten-month period ended October 31, 2010 and the year ended December 31, 2009, respectively.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 1, 2010 THROUGH OCTOBER 31, 2010 (A), THE YEAR ENDED DECEMBER 31, 2009 AND THE YEAR ENDED DECEMBER 31, 2008.


                           2010           2009           2008
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------
Operations:
 Net investment
  income               $    440,483  $   1,009,249  $     900,065
 Net realized gain
  (loss) on
  investments and
  foreign currency
  transactions            7,190,724    (57,165,310)   (60,451,165)
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments and
  foreign currency
  transactions           24,082,286    111,359,387   (123,467,983)
                       ------------------------------------------
 Net increase
  (decrease) in net
  assets resulting
  from operations        31,713,493     55,203,326   (183,019,083)
                       ------------------------------------------
Dividends and
 distributions to
 shareholders:
 From net investment
  income:
  Class I                        --             --       (514,082)
                       ------------------------------------------
                                 --             --       (514,082)
                       ------------------------------------------
 From net realized
  gain on
  investments:
  Class A                        --             --        (87,227)
  Class I                        --             --    (11,611,848)
                       ------------------------------------------
                                 --             --    (11,699,075)
                       ------------------------------------------
Total dividends and
 distributions to
 shareholders                    --             --    (12,213,157)
                       ------------------------------------------
Capital share
 transactions:
 Net proceeds from
  sale of shares       $ 38,685,793  $  79,648,838  $ 147,589,968
 Net asset value of
  shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions                  --             --     12,183,832
 Cost of shares
  redeemed (b)          (54,910,830)  (115,080,875)  (268,039,007)
                       ------------------------------------------
  Decrease in net
    assets derived
    from capital
    share
    transactions        (16,225,037)   (35,432,037)  (108,265,207)
                       ------------------------------------------
  Net increase
    (decrease) in net
    assets               15,488,456     19,771,289   (303,497,447)
NET ASSETS
-----------------------------------------------------------------
Beginning of period     170,373,896    150,602,607    454,100,054
                       ------------------------------------------
End of period          $185,862,352  $ 170,373,896  $ 150,602,607
                       ==========================================
Undistributed
 (distributions in
 excess of) net
 investment income
 at end of period      $  1,706,276  $   1,018,573  $    (371,161)
                       ==========================================




(a) The Fund changed its fiscal year end from December 31 to October 31.

(b) Cost of shares redeemed net of redemption fees of $78, $1 and $791 for the ten-month period ended October 31, 2010, the year ended December 31, 2009 and the year ended December 31, 2008, respectively. (See Note 2(J))



18    MainStay Epoch International Small Cap Fund     The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                  INVESTOR CLASS                                    CLASS A
                           ---------------------------    -----------------------------------------------------------
                            JANUARY 1,    NOVEMBER 16,     JANUARY 1,                                      AUGUST 2,
                               2010          2009**           2010                                          2006**
                             THROUGH         THROUGH        THROUGH                                         THROUGH
                           OCTOBER 31,    DECEMBER 31,    OCTOBER 31,       YEAR ENDED DECEMBER 31,      DECEMBER 31,

                           ------------------------------------------------------------------------------------------
                             2010***          2009          2010***        2009       2008      2007         2006
Net asset value at
  beginning of period         $15.81         $ 16.11         $15.80      $ 10.98    $ 23.39    $23.49       $21.20
                              ------         -------         ------      -------    -------    ------       ------
Net investment income
  (loss)                        0.04 (a)        0.00 ++(a)     0.02 (a)     0.06 (a)   0.03 (a) (0.04)       (0.02)
Net realized and
  unrealized gain
  (loss) on investments         3.13           (0.30)          3.14         4.76     (11.51)     3.39         3.63
Net realized and
  unrealized gain
  (loss) on foreign
  currency transactions        (0.01)             --          (0.01)          --         --        --           --
                              ------         -------         ------      -------    -------    ------       ------
Total from investment
  operations                    3.16           (0.30)          3.15         4.82     (11.48)     3.35         3.61
                              ------         -------         ------      -------    -------    ------       ------
Less dividends and
distributions:
  From net investment
     income                       --              --             --           --         --     (0.01)       (0.00)++
  From net realized
     gain on
     investments                  --              --             --           --      (0.94)    (3.48)       (1.32)
                              ------         -------         ------      -------    -------    ------       ------
Total dividends and
  distributions                   --              --             --           --      (0.94)    (3.49)       (1.32)
                              ------         -------         ------      -------    -------    ------       ------
Redemption fee (b)(c)             --          0.00++             --       0.00++       0.01      0.04           --
                              ------         -------         ------      -------    -------    ------       ------
Net asset value at end
  of period                   $18.97         $ 15.81         $18.95      $ 15.80    $ 10.98    $23.39       $23.49
                              ======         =======         ======      =======    =======    ======       ======
Total investment return
  (d)                          19.99%(e)       (1.86%)(e)     19.94%(e)    43.90%    (49.01%)   14.54%       17.10%(e)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income
     (loss)                     0.30%++         0.15% ++       0.12%++      0.42%      0.17%    (0.10%)      (0.41%)++
  Net expenses                  1.85%++         1.59% ++       1.89%++      1.83%      1.74%     1.70%        1.80% ++
  Expenses (before
     recoupment/wai-
     ver/reimbursement)         1.88%++         1.59% ++       1.92%++      1.83%      1.74%     1.70%        1.80% ++
Portfolio turnover rate           41%            105%            41%         105%       107%      140%          75%
Net assets at end of
  period (in 000's)           $  303         $    31         $5,175      $ 2,749    $ 1,098    $2,858       $  268




**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  The redemption fees have been reclassified from net realized and unrealized gain on investments to a separate line, "redemption fee", to conform to the current year presentation.
(c)  The redemption fee was discontinued as of April 1, 2010.
(d)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(e)  Total investment return is not annualized.





20    MainStay Epoch International Small Cap Fund     The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                   CLASS C                                                    CLASS I
      ---------------------------------          -----------------------------------------------------------------
       JANUARY 1,          NOVEMBER 16,           JANUARY 1,
          2010                2009**                 2010
        THROUGH               THROUGH              THROUGH
      OCTOBER 31,          DECEMBER 31,          OCTOBER 31,                     YEAR ENDED DECEMBER 31,

      ------------------------------------------------------------------------------------------------------------
        2010***                2009                2010***              2009              2008              2007
         $15.79               $16.11               $  16.24           $  11.16          $  23.77          $  23.91
         ------               ------               --------           --------          --------          --------
          (0.04)(a)            (0.01)(a)               0.04 (a)           0.09(a)           0.06 (a)          0.04

           3.10                (0.31)                  3.24               4.99            (11.69)             3.31

          (0.01)                  --                  (0.01)                --                --                --
         ------               ------               --------           --------          --------          --------
           3.05                (0.32)                  3.27               5.08            (11.63)             3.35
         ------               ------               --------           --------          --------          --------

             --                   --                     --                 --             (0.04)            (0.01)
             --                   --                     --                 --             (0.94)            (3.48)
         ------               ------               --------           --------          --------          --------
             --                   --                     --                 --             (0.98)            (3.49)
         ------               ------               --------           --------          --------          --------
             --                 0.00 ++                  --                 --              0.00 ++             --
         ------               ------               --------           --------          --------          --------
         $18.84               $15.79               $  19.51           $  16.24          $  11.16          $  23.77
         ======               ======               ========           ========          ========          ========
          19.32% (e)           (1.99%)(e)             20.14%(e)          45.52%           (48.89%)           14.12%

          (0.28%)++            (0.65%)++               0.31%++            0.67%             0.30%             0.15%
           2.60% ++             2.34% ++               1.65%++            1.60%             1.49%             1.45%

           2.63% ++             2.34% ++               1.67%++            1.60%             1.49%             1.45%
             41%                 105%                    41%               105%              107%              140%
         $1,476               $   25               $178,909           $167,568          $149,505          $451,242
        CLASS C                        CLASS I
      -----------          ------------------------------
       JANUARY 1,            YEAR             JANUARY 25,
          2010               ENDED              2005**
        THROUGH            DECEMBER             THROUGH
      OCTOBER 31,             31,            DECEMBER 31,

      ---------------------------------------------------
        2010***              2006                2005

         $15.79            $  18.26            $  15.00
         ------            --------            --------
          (0.04)(a)           (0.01)               0.02

           3.10                7.00                3.24

          (0.01)                 --                  --
         ------            --------            --------
           3.05                6.99                3.26
         ------            --------            --------

             --               (0.02)                 --
             --               (1.32)                 --
         ------            --------            --------
             --               (1.34)                 --
         ------            --------            --------
             --                  --                  --
         ------            --------            --------
         $18.84            $  23.91            $  18.26
         ======            ========            ========
          19.32% (e)          38.40%              21.73%(e)

          (0.28%)++            0.11%               0.13%++
           2.60% ++            1.55%               1.73%++

           2.63% ++            1.55%               1.73%++
             41%                 75%                 49%
         $1,476            $286,841            $115,681




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              21

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Epoch International Small Cap Fund (the "Fund"), a diversified fund. The Fund is the successor to the Epoch International Small Cap Fund (the "Predecessor Fund"), which was a series of a different registered investment company for which Epoch Investment Partners, Inc. served as investment advisor.

The Fund currently offers four classes of shares. Investor Class and Class C shares commenced operations on November 16, 2009. Class A shares and Class I shares commenced operations (under former designations) on August 2, 2006 and January 25, 2005, respectively. Effective January 4, 2010, the Fund changed its fiscal year end from December 31 to October 31. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The four classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek long-term capital appreciation.

The financial statements of the Fund reflect the historical results of the Institutional Class and Class P shares of the Predecessor Fund prior to its reorganization. Upon the completion of the reorganization, the Class I and Class A shares of the Fund assumed the performance, financial and other information of the Institutional Class and Class P shares of the Predecessor Fund, respectively. All information and references to periods prior to the commencement of operations of the Fund refer to the Predecessor Fund.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds are valued at their NAVs as

22    MainStay Epoch International Small Cap Fund
of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund held securities with a value of $1,443 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund's NAV is calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund's Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures and are generally categorized as Level 2 in the hierarchy. At October 31, 2010, foreign equity securities held by the Fund were not fair valued.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above. The roll forward activity of Level 3 fair value measurements is included at the end of the Fund's Portfolio of Investments.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of the Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required. Investment income received by the Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's

                                                   mainstayinvestments.com    23
federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are kept in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling exchange rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date, and

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The Fund had no portfolio securities on loan as of October 31, 2010.


24    MainStay Epoch International Small Cap Fund

(J) REDEMPTION FEE. Prior to April 1, 2010, the Fund imposed a 2.00% redemption fee on redemptions (including exchanges) of Fund shares made within 60 days of their date of purchase for any class. The redemption fee was designed to offset brokerage commissions and other costs associated with short-term trading and was not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fees are included in the Statement of Changes in Net Assets' shares redeemed amount and retained by the Fund.

(K) CONCENTRATION OF RISK. The Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific country, industry or region.

(L) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

(M) QUANTITATIVE DISCLOSURE OF DERIVATIVE HOLDINGS. The following tables show additional disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                     EQUITY
                                  CONTRACTS
                                       RISK  TOTAL
Rights (2)                           36,224  36,224
                                  =================



(1) Amount disclosed represents the weighted average held during the ten-month period ended October 31, 2010.

(2) Amount represents number of contracts or number of shares/units.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. Epoch Investment Partners, Inc. ("Epoch" or "Subadvisor"), a registered investment adviser, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of 1.10% of the Fund's average daily net assets.

For the period November 13, 2009 through December 31, 2009, the Fund paid the Manager a monthly fee for services performed and facilities furnished at an annual rate of 1.10% of the Fund's average daily net assets. Prior to the close of business on November 13, 2009, the monthly fee paid to Epoch was at the same annual rate of 1.10% of the Fund's average daily net assets.

Effective after the close of business on November 13, 2009, New York Life Investments entered into a written expense limitation agreement under which it agreed to reimburse expenses Class A and Class I shares of the Fund so that the total ordinary operating expenses for Class A and Class I shares do not exceed the following percentages of average daily net assets, Class A, 1.89% and Class I, 1.65%. New York Life Investments will apply an equivalent waiver or reimbursement, in an amount equal to the number of basis points waived for Class A shares, to Investor Class and Class C shares of the Fund. This agreement will be in effect for a two-year period unless extended by New York Life Investments and approved by the Board in connection with its review of the Fund's advisory agreement. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

At the December 15, 2010, Board of Trustees meeting, the Board approved a revision to the current written expense limitation agreement decreasing the expense limitation on Class A shares from 1.89% to 1.75% and Class I shares from 1.65% to 1.50% of the Fund's average daily net assets effective March 1, 2011. New York Life Investments will continue to apply an equivalent waiver or reimbursement, in an amount equal to the number of basis points waived for Class A shares, to Investor Class and Class C shares of the Fund. This revised expense limitation agreement expires on February 28, 2012.

Prior to the close of business on November 13, 2009, the Predecessor Fund did not have a written expense limitation agreement.

For the ten-month period ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $1,583,421 and waived/reimbursed its fees in the amount of $22,158.


                                                   mainstayinvestments.com    25

For the period November 13, 2009 through December 31, 2009, New York Life Investments earned fees from the Fund in the amount of $251,860.

For the period January 1, 2009 through November 13, 2009, Epoch earned fees from the Predecessor Fund in the amount of $1,416,313.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

Prior to the close of business on November 13, 2009, the sub-administration and sub-accounting services were provided by another administrator and accounting agent.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution and service plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares, which is an expense of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares of the Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund's Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares of the Fund for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

Prior to November 13, 2009, the Predecessor Fund had entered into a distribution agreement with another distributor, which served as the principal underwriter and national distributor for the shares of the Predecessor Fund. Pursuant to a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, this distributor received a monthly distribution fee at an annual rate of 0.25% of average daily net assets for Class A shares (under former designation, Class P Shares).

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $883 and $2,109, respectively, for the ten-month period ended October 31, 2010.

The Fund was advised by the Distributor that the amount of sales charges retained on the sales of Investor Class and Class A shares for the period November 13, 2009 through December 31, 2009 were $35 and $629, respectively.

Prior to November 13, 2009, no sales charges were retained by the Predecessor Fund.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the ten-month period ended October 31, 2010, were as follows:

Investor Class                         $    333
-----------------------------------------------
Class A                                   8,769
-----------------------------------------------
Class C                                   1,579
-----------------------------------------------
Class I                                 382,478
-----------------------------------------------



For the period November 13, 2009 through December 31, 2009, transfer agent expenses incurred by the Fund were as follows:

Investor Class                           $ --
---------------------------------------------
Class A                                    11
---------------------------------------------
Class C                                    --
---------------------------------------------
Class I                                   738
---------------------------------------------



Transfer agent expenses incurred by the Predecessor Fund, for the period January 1, 2009 through November 13, 2009, and paid to another transfer agent were as follows:

Class A (under former designation,
  Class P)                             $   587
----------------------------------------------
Class I (under former designation,
  Institutional Class)                  59,219
----------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

Prior to November 13, 2009 no small account fees were implemented by the Predecessor Fund.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Investor Class                      $29,431  9.7%
------------------------------------------------
Class C                              29,230  2.0
------------------------------------------------



(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund.

26    MainStay Epoch International Small Cap Fund

For the ten-month period ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $5,486.

For the period November 13, 2009 through December 31, 2009, there were no legal service fees paid by the Fund to New York Life Investments.

NOTE 4-FEDERAL INCOME TAX

Effective January 4, 2010, the Fund changed its tax year end from December 31 to October 31.

At October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

                ACCUMULATED          OTHER        UNREALIZED           TOTAL
  ORDINARY          CAPITAL      TEMPORARY      APPRECIATION     ACCUMULATED
    INCOME      GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)    GAIN (LOSS)
$4,864,768    $(107,858,260)           $--       $48,469,966    $(54,523,526)
----------------------------------------------------------------------------



The difference between book-basis and tax basis unrealized appreciation/(depreciation) is primarily due to wash sales deferrals and passive foreign investment company ("PFIC") adjustments.

The following table discloses the current period reclassifications between undistributed net investment income and accumulated net realized loss on investments, arising from permanent differences; net assets at October 31, 2010 were not affected.

                     ACCUMULATED
  UNDISTRIBUTED     NET REALIZED    ADDITIONAL
 NET INVESTMENT    GAIN (LOSS)ON       PAID-IN
  INCOME (LOSS)      INVESTMENTS      CAPITAL
       $247,220        $(247,220)          $--
----------------------------------- ----------



The reclassifications for the Fund is primarily due to foreign currency gain
(loss) and PFIC gain (loss).

At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $107,858,260 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
          2016              $ 41,095
          2017                66,763
---------------------------------- -----
         Total              $107,858
---------------------------------- -----



The Fund utilized $6,208,318, of capital loss carryforwards during the year ended October 31, 2010.

The tax character of distributions paid during the ten-month period ended October 31, 2010, and the fiscal years ended December 31, 2009 and December 31, 2008 shown in the Statements of Changes in Net Assets, was as follows:

                              2010      2009        2008
Distributions paid from:
  Ordinary Income         $     --  $     --  $ 5,134,589
  Long-Term Capital
     Gains                      --        --    7,078,568
---------------------------------------------------------
Total                          $--       $--  $12,213,157
---------------------------------------------------------



NOTE 5-FOREIGN CURRENCY TRANSACTIONS

As of October 31, 2010, the Fund held the following foreign currencies:

                                                          CURRENCY           COST          VALUE
New Taiwan Dollar                                    TWD 9,557,372    USD 300,993    USD 312,113
------------------------------------------------------------------------------------------------
Pound Sterling                                        GBP   14,745         23,574         23,627
------------------------------------------------------------------------------------------------
Swedish Krona                                         SEK       48              7              7
------------------------------------------------------------------------------------------------
Total                                                                  USD324,574     USD335,747
------------------------------------------------------------------------------------------------



NOTE 6-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or

                                                   mainstayinvestments.com    27
outstanding with respect to the Fund on the Credit Agreement during the ten-month period ended October 31, 2010.

NOTE 8-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the ten-month period ended October 31, 2010, purchases and sales of securities, other than short-term securities, were $69,340 and $83,850, respectively.

For the year ended December 31, 2009, purchases and sales of securities, other than short-term securities and securities subject to repurchase transactions, were $161,083 and $195,549, respectively.

NOTE 9-CAPITAL SHARE TRANSACTIONS

 INVESTOR CLASS                    SHARES        AMOUNT
Ten-month period ended
  October 31, 2010:
  Shares sold                      13,339  $     215,984
Shares redeemed                      (468)        (7,323)
                              --------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                       12,871        208,661
Shares converted into
  Investor Class (See Note
  1)                                2,046         34,741
Shares converted from
  Investor Class (See Note
  1)                                 (927)       (16,242)
                              --------------------------
Net increase (decrease)            13,990  $     227,160
                              ==========================
Period ended December 31,
  2009 (a):
Shares sold                         2,315  $      36,932
Shares redeemed                      (323)        (5,029)
                              --------------------------
Net increase (decrease)             1,992  $      31,903
                              ==========================


 CLASS A                           SHARES         AMOUNT

Ten-month period ended
  October 31, 2010:

Shares sold                       161,069  $   2,637,725

Shares redeemed                   (60,905)      (981,161)
                              --------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                      100,164      1,656,564

Shares converted into Class
  A (See Note 1)                      928         16,242

Shares converted from Class
  A (See Note 1)                   (2,047)       (34,741)
                              --------------------------


Net increase (decrease)            99,045  $   1,638,065
                              ==========================


Year ended December 31,
  2009:

Shares sold                        96,215  $   1,346,882

Shares redeemed                   (22,168)      (300,828)
                              --------------------------


Net increase (decrease)            74,047  $   1,046,054
                              ==========================


Year ended December 31,
  2008:

Shares sold                        80,931  $   1,567,723

Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                 7,938         86,760

Shares redeemed                  (111,162)    (1,889,464)
                              --------------------------


Net increase (decrease)           (22,293) $    (234,981)
                              ==========================



 CLASS C                           SHARES         AMOUNT

Ten-month period ended
  October 31, 2010:

Shares sold                        76,775  $   1,234,848
                              --------------------------


Net increase (decrease)            76,775  $   1,234,848
                              ==========================


Period ended December 31,
  2009 (a):

Shares sold                         1,553  $      25,019
                              --------------------------


Net increase (decrease)             1,553  $      25,019
                              ==========================



 CLASS I                           SHARES         AMOUNT

Ten-month period ended
  October 31, 2010:

Shares sold                     2,105,632  $  34,597,236

Shares redeemed                (3,254,522)   (53,922,346)
                              --------------------------


Net increase (decrease)        (1,148,890) $ (19,325,110)
                              ==========================


Year ended December 31,
  2009:

Shares sold                     6,676,243  $  78,240,005

Shares redeemed                (9,749,184)  (114,775,018)
                              --------------------------


Net increase (decrease)        (3,072,941) $ (36,535,013)
                              ==========================


Year ended December 31,
  2008:

Shares sold                     7,538,987  $ 146,022,245

Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions             1,088,845     12,097,072

Shares redeemed               (14,218,416)  (266,149,543)
                              --------------------------


Net increase (decrease)        (5,590,584) $(108,030,226)
                              ==========================




(a) Investor Class shares and Class C shares were first offered on November 16, 2009.

NOTE 10-DIVIDENDS

On May 17, 2010, the Fund's management declared dividends and distributions in the amount of the Fund's remaining undistributed Investment Company Taxable Income and Net Capital Gain for the Fund's taxable year ended December 31, 2009, which is in accordance with the provisions of Section 855(a) of the Internal Revenue Code. This dividend and distribution was payable to shareholders of record on December 10, 2010. The ex-dividend, reinvestment and payment date was on December 13, 2010.

NOTE 11-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the ten-month period ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified other than the approval of the revision to the written expense limitation agreement as disclosed in Note 3(A) to these financial statements.


28    MainStay Epoch International Small Cap Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Epoch International Small Cap Fund (the "Fund"), one of the funds comprising MainStay Funds Trust, as of October 31, 2010 and the related statements of operations and statements of changes in net assets for the ten-month period ended October 31, 2010 and the year ended December 31, 2009, and the financial highlights for the ten-month period ended October 31, 2010 and the year ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended December 31, 2008, and the financial highlights for each of the years or periods presented through December 31, 2008 were audited by other auditors, whose report dated February 27, 2009 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Epoch International Small Cap Fund of MainStay Funds Trust as of October 31, 2010, the results of its operations and changes in its net assets, and the financial highlights for the ten-month period ended October 31, 2010 and the year ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


                                                   mainstayinvestments.com    29

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Epoch International Small Cap Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and Epoch Investment Partners, Inc. ("Epoch") on behalf of the Fund.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and Epoch on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management and/or subadvisory fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates and Epoch as subadviser to the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments and Epoch; (ii) the investment performance of the Fund, New York Life Investments and Epoch; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates and by Epoch as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND EPOCH

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing Epoch's compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

The Board also examined the nature, extent and quality of the services that Epoch provides to the Fund. The Board evaluated Epoch's experience in serving as subadviser to the Fund and managing other portfolios. It examined Epoch's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at Epoch, and Epoch's overall legal and compliance environment. The Board also reviewed Epoch's willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the Fund's

30    MainStay Epoch International Small Cap Fund
portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and Epoch's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments and Epoch to enhance investment returns, supported a determination to approve the Agreements. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND EPOCH

The Board considered the costs of the services provided by New York Life Investments and Epoch under the Agreements, and the profits realized by New York Life Investments, its affiliates and Epoch due to their relationships with the Fund.

In evaluating any costs and profits of New York Life Investments and its affiliates and Epoch due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and Epoch must be in a position to pay and retain experienced professional personnel to provide services to the Fund and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, although the Board did not receive specific profitability information from Epoch (due to the fact that Epoch was appointed as Subadviser only recently), the Board considered representations from Epoch and New York Life Investments that the subadvisory fee paid by New York Life Investments to Epoch for services provided to the Fund was the result of arm's-length negotiations. Because Epoch is not affiliated with New York Life Investments, and Epoch's fees are paid directly by New York Life Investments, the Board focused primarily on the profitability of the relationship among New York Life Investments and its affiliates and the Fund.

The Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board recognized, for example, the benefits to Epoch from legally permitted "soft-dollar" arrangements by which brokers provide research and other services to Epoch in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. The Board also requested and received information from Epoch and New York Life Investments concerning other business relationships between Epoch and its affiliates and New York Life Investments and its affiliates.

The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.


                                                   mainstayinvestments.com    31

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED) (CONTINUED)




After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates and Epoch due to their relationships with the Fund supported the Board's determination to approve the Agreements. With respect to Epoch, the Board considered that any profits to be realized by Epoch due to its relationship with the Fund are the result of arm's-length negotiations between New York Life Investments and Epoch, and are based on subadvisory fees to be paid to Epoch by New York Life Investments, not the Fund.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to Epoch are paid by New York Life Investments, not the Fund. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and Epoch on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and Epoch about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


32    MainStay Epoch International Small Cap Fund

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return.


PROXY VOTING POLICIES AND

PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; and
(ii) on the SEC's website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Fund's website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


                                                   mainstayinvestments.com    33

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


34    MainStay Epoch International Small Cap Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    35

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


36    MainStay Epoch International Small Cap Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    37

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


38    MainStay Epoch International Small Cap Fund

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21213 MS333-10                                       MSEISC11-12/10
                                                                              F4

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY EPOCH U.S. ALL CAP FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------
Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   11
---------------------------------------------
Financial Statements                       14
---------------------------------------------
Notes to Financial Statements              21
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            27
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  28
---------------------------------------------
Federal Income Tax Information             31
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        31
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       31
---------------------------------------------
Board Members and Officers                 32
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY EPOCH
                         U.S. ALL
                         CAP FUND
                          CLASS I       RUSSELL 3000(R)    RUSSELL 3000(R)
                          SHARES             INDEX           GROWTH INDEX
                      --------------    ---------------    ---------------
10/31/00                   10000             10000              10000
10/31/01                    6166              7483               6066
10/31/02                    4959              6409               4870
10/31/03                    5776              7927               6007
10/31/04                    5850              8681               6220
10/31/05                    7014              9602               6779
10/31/06                    7707             11173               7551
10/31/07                    9373             12797               8986
10/31/08                    5474              8113               5658
10/31/09                    6321              8992               6622
10/31/10                    7486             10641               7967




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                          SALES CHARGE                                                  ONE YEAR    FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge                     With sales charges          11.09%       -0.48%
                                                                                  Excluding sales charges     17.56         0.65
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 5.5% Initial Sales Charge                     With sales charges          11.66        -0.27
                                                                                  Excluding sales charges     18.15         0.87
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4)           Maximum 5% CDSC                                       With sales charges          11.69        -0.49
                            if Redeemed Within the First Six Years of Purchase    Excluding sales charges     16.69        -0.12
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4)           Maximum 1% CDSC                                       With sales charges          15.67        -0.12
                            if Redeemed Within One Year of Purchase               Excluding sales charges     16.67        -0.12
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                                   18.42         1.31
-----------------------------------------------------------------------------------------------------------------------------------

                                           GROSS
                                          EXPENSE
CLASS                       TEN YEARS    RATIO(2)
-------------------------------------------------
Investor Class Shares(3)      -3.85%       1.96%
                              -3.31        1.96
-------------------------------------------------
Class A Shares(4)             -3.75        1.34
                              -3.21        1.34
-------------------------------------------------
Class B Shares(4)             -4.07        2.71
                              -4.07        2.71
-------------------------------------------------
Class C Shares(4)             -4.07        2.71
                              -4.07        2.71
-------------------------------------------------
Class I Shares                -2.85        1.09
-------------------------------------------------








1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Investor Class shares might have been lower.
4. Performance figures for Class A, B and C shares, first offered on January 2, 2004, includes the historical performance of Class I shares through January 1, 2004, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class A, B and C shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                      ONE      FIVE      TEN
                                          YEAR     YEARS     YEARS
Russell 3000(R) Index(5)                 18.34%    2.08%     0.62%
------------------------------------------------------------------
Russell 3000(R) Growth Index(6)          20.31     3.28     -2.25
------------------------------------------------------------------
Average Lipper Multi-Cap Core Fund(7)    17.62     2.03      1.99
------------------------------------------------------------------







5. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000(R) Index is the Fund's broad-based securities market index for comparison purposes. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
6. The Russell 3000(R) Growth Index measures the performance of those Russell 3000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
7. The average Lipper multi-cap core fund is representative of funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap core funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Epoch U.S. All Cap Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY EPOCH U.S. ALL CAP FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,005.30        $ 8.49         $1,016.70         $ 8.54
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,008.20        $ 5.97         $1,019.30         $ 6.01
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES                      $1,000.00       $1,001.50        $12.26         $1,013.00         $12.33
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,001.50        $12.26         $1,013.00         $12.33
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,009.50        $ 4.66         $1,020.60         $ 4.69
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.68% for Investor Class, 1.18% for Class A, 2.43% for Class B and Class C and 0.92% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

INDUSTRY COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Health Care Providers & Services         7.2%
Software                                 6.6
Oil, Gas & Consumable Fuels              6.5
Capital Markets                          6.1
Energy Equipment & Services              6.1
Chemicals                                4.9
Insurance                                4.5
Pharmaceuticals                          4.4
Computers & Peripherals                  3.8
Aerospace & Defense                      3.7
Semiconductors & Semiconductor
  Equipment                              3.6
Specialty Retail                         3.4
IT Services                              2.9
Household Durables                       2.6
Diversified Financial Services           2.2
Media                                    2.2
Commercial Services & Supplies           2.0
Distributors                             2.0
Gas Utilities                            2.0
Life Sciences Tools & Services           1.9
Multi-Utilities                          1.9
Electronic Equipment & Instruments       1.8
Food Products                            1.8
Textiles, Apparel & Luxury Goods         1.7
Consumer Finance                         1.4
Internet Software & Services             1.4
Machinery                                1.4
Building Products                        1.3
Hotels, Restaurants & Leisure            1.3
Road & Rail                              1.3
Real Estate Investment Trusts            1.1
Thrifts & Mortgage Finance               0.9
Diversified Consumer Services            0.6
Short-Term Investment                    3.5
Other Assets, Less Liabilities           0.0++
                                       -----
                                       100.0%
                                       =====



See Portfolio of Investments beginning on page 11 for specific holdings within these categories.

++ Less than one-tenth of a percent.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  Microsoft Corp.
    2.  ExxonMobil Corp.
    3.  Praxair, Inc.
    4.  Ameriprise Financial, Inc.
    5.  MetLife, Inc.
    6.  Endo Pharmaceuticals Holdings, Inc.
    7.  Laboratory Corp. of America Holdings
    8.  Franklin Resources, Inc.
    9.  Comcast Corp. Class A
   10.  Apple, Inc.





8    MainStay Epoch U.S. All Cap Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers David Pearl, Michael Welhoelter, CFA, and William Priest, CFA, of Epoch Investment Partners, Inc., the Fund's Subadvisor.

HOW DID MAINSTAY EPOCH U.S. ALL CAP FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Epoch U.S. All Cap Fund returned 17.56% for Investor Class shares, 18.15% for Class A shares, 16.69% for Class B shares and 16.67% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 18.42%. Class A and Class I shares outperformed--and Investor Class, Class B, and Class C shares underperformed--the 17.62% return of the average Lipper(1) multi-cap core fund for the same period. Class I shares outperformed--and all other share classes underperformed--the 18.34% return of the Russell 3000(R) Index(2) for the 12 months ended October 31, 2010. The Russell 3000(R) Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The outperformance of the Fund's Class I shares of the Russell 3000(R) Index was driven primarily by strong stock selection.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

During the reporting period, the strongest-contributing sector to the Fund's relative performance was financials, where performance was primarily driven by strong stock selection. The Fund's market-like exposure provided a minimally positive allocation effect. Health care was also a strong positive contributor, with strong stock selection providing the bulk of the contribution. The third-strongest sector contribution came from consumer staples, where performance was driven by strong stock selection during the reporting period. A significant underweight in consumer staples provided a positive allocation effect as the Index return within the sector lagged the benchmark.

During the reporting period, the sector that detracted the most from the Fund's relative performance was consumer discretionary, where the negative impact of stock selection was partially offset by the Fund's overweight position in the sector. The Fund's cash position, despite averaging only 3.6% for the reporting period, was the second-greatest detractor from the Fund's relative performance. The Fund's holdings in industrials suffered from weak stock selection.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

On an absolute basis, specialty pharmaceutical company Endo Pharmaceuticals, database technology provider Sybase and capital markets company Ameriprise Financial made the strongest contributions to the Fund's results.

Endo Pharmaceuticals received priority review status from the FDA for one of its abuse-deterrent-formulated pain drugs earlier this year. In addition, the company benefited from the third quarter 2010 acquisition of Qualitest, which helped diversify Endo Pharmaceuticals' product line. Endo Pharmaceuticals also benefited from increased demand for its products.

During the reporting period, Sybase was acquired at a premium by SAP, a German financial technology provider.

Within financials, we concentrated primarily on asset managers, insurers, reinsurers and exchanges. Ameriprise Financial is a provider of financial planning, asset management and insurance products to consumers and institutions. The company had significant excess capital at its insurance entities and was near the top of its peer group in terms of risk-based capital ratios. Ameriprise Financial produced significant free cash flow and did an excellent job of returning that to shareholders through stock buybacks and dividends.

During the reporting period, deepwater oil and gas company Anadarko Petroleum, home-improvement and building products company Masco and video game retailer GameStop were the Fund's weakest contributors to absolute performance. Each of these positions provided a negative total return for the reporting period.

As a result of the oil spill in the Gulf of Mexico, Anadarko Petroleum was negatively affected by its 25% co-ownership of the Macondo well. While Anadarko had no direct involvement in the actual operation of the well and may not be ultimately responsible for clean-up costs, political rhetoric regarding liability for companies involved in the oil spill continued to build, making it impossible to forecast a potential downside. As a result, we chose to exit the Fund's position.

Masco underperformed on investor concerns that the U.S. housing recovery may be prolonged, which would hurt the company's ability to grow its top line and improve margins. We continued to hold the stock based on our view that demand for both new homes and renovation activity would recover and that Masco would increase its profitability more quickly than investors expected.

GameStop declined as a result of disappointing video game sales. Weakness in the company's stock price was exacerbated when GameStop's chief financial officer departed earlier this year. While the economic recovery has been slow, we believe that 2010 and 2011 have a much better game release schedule than 2009, which could lead to stronger sales. GameStop has the potential to achieve a more appropriate valuation by continuing to gain market share in new games and

1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the Russell 3000(R) Index.

                                                    mainstayinvestments.com    9
by selling a higher proportion of used games, where GameStop has generated much higher margins.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

Among the stocks that the Fund purchased during the reporting period were medical products and services supplier Abbott Laboratories, semiconductor company Texas Instruments, international oil & gas exploration & production company Occidental Petroleum and credit card company American Express.

We believe that Abbott Laboratories is a good allocator of cash. The company has experienced strong revenue growth across its many divisions--including pharmaceutical, vascular, nutritional and diagnostics--and we view it as an attractive opportunity within the health care sector.

Texas Instruments manufactures semiconductors with a focus on analog and nonhandset processors. We believe that the company will continue to gain market share in analog through solid innovation and a scale advantage. The company is also gaining share of distributors with a compelling consignment value proposition.

We believe that Occidental Petroleum is well positioned with a high percentage of its production in oil (with more limited exposure to natural gas). Additionally, we believe that Occidental Petroleum has superior growth prospects driven by the company's California holdings.

In addition to its branded credit and charge cards, American Express earns fees by processing card transactions for consumers and merchants. With a strong consumer base and improving credit exposure, the company benefits from the move from cash to credit and offers exposure to a recovery in global consumer spending. We felt that the company's travel business should also experience an increase in activity. When the share price of American Express traded down along with Visa and MasterCard on the heels of the Durbin Bill, which limits debit card fees, we took the opportunity to add the stock to the Fund.

Among the stocks that the Fund sold during the reporting period were global agriculture and construction equipment maker Deere & Co., medical device company Boston Scientific, Internet auction company eBay and database technology provider Sybase.

We sold Deere & Co. after its stock reached our valuation target. The Fund continued to have exposure to agricultural investments through Mosaic, a leading producer of concentrated phosphate and potash crop nutrients.

Boston Scientific's acquisition of Guidant, one of the leading companies in implantable devices, took longer to integrate than originally anticipated. After a disappointing stretch, we made the decision to exit the position and redeploy the capital in companies we believed had better risk/reward characteristics--in particular, Abbott Laboratories.

We exited the Fund's position in eBay on growing concerns about the company's exposure to the European consumer and the economic issues surrounding Europe.

As we noted earlier, Sybase was acquired by SAP, a German financial technology provider during the reporting period. We chose to sell most of the position in May and tendered the remaining shares at the end of July, when the acquisition was completed. Both the sale and the tender were at a premium to the predeal share price.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, the Fund's weightings relative to the Russell 3000(R) Index did not change substantially. The Fund's energy exposure increased, moving from a small underweight position relative to the benchmark to a small overweight position. The Fund's exposure to the materials sector declined during the reporting period, moving from an overweight position to a benchmark-neutral position.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund's most substantially overweight sector positions relative to the Russell 3000(R) Index were consumer discretionary, energy and health care. As of the same date, the Fund's most substantially underweight sector positions relative to the Russell 3000(R) Index were consumer staples, telecommunication services and industrials.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay Epoch U.S. All Cap Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                                         SHARES         VALUE
COMMON STOCKS 96.5%+
-----------------------------------------------------------------------------

AEROSPACE & DEFENSE 3.7%
Boeing Co. (The)                                        159,600  $ 11,274,144
Rockwell Collins, Inc.                                  141,700     8,574,267
                                                                 ------------
                                                                   19,848,411
                                                                 ------------

BUILDING PRODUCTS 1.3%
Masco Corp.                                             659,000     7,024,940
                                                                 ------------


CAPITAL MARKETS 6.1%
X  Ameriprise Financial, Inc.                           285,250    14,744,572
X  Franklin Resources, Inc.                             114,800    13,167,560
TD Ameritrade Holding Corp. (a)                         272,100     4,650,189
                                                                 ------------
                                                                   32,562,321
                                                                 ------------

CHEMICALS 4.9%
E.I. du Pont de Nemours & Co.                           232,500    10,992,600
X  Praxair, Inc.                                        166,150    15,176,141
                                                                 ------------
                                                                   26,168,741
                                                                 ------------

COMMERCIAL SERVICES & SUPPLIES 2.0%
Waste Management, Inc.                                  296,350    10,585,622
                                                                 ------------


COMPUTERS & PERIPHERALS 3.8%
X  Apple, Inc. (a)                                       40,050    12,049,844
Dell, Inc. (a)                                          575,700     8,278,566
                                                                 ------------
                                                                   20,328,410
                                                                 ------------

CONSUMER FINANCE 1.4%
American Express Co.                                    179,500     7,442,070
                                                                 ------------


DISTRIBUTORS 2.0%
Genuine Parts Co.                                       230,700    11,041,302
                                                                 ------------


DIVERSIFIED CONSUMER SERVICES 0.6%
Service Corp. International                             400,000     3,312,000
                                                                 ------------


DIVERSIFIED FINANCIAL SERVICES 2.2%
NYSE Euronext                                           380,800    11,667,712
                                                                 ------------


ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
Corning, Inc.                                           539,710     9,865,899
                                                                 ------------


ENERGY EQUIPMENT & SERVICES 6.1%
Cameron International Corp. (a)                         174,983     7,655,506
Dresser-Rand Group, Inc. (a)                            160,747     5,500,762
Dril-Quip, Inc. (a)                                      93,250     6,443,575
National-Oilwell Varco, Inc.                            156,000     8,386,560
Weatherford International, Ltd. (a)                     284,350     4,779,924
                                                                 ------------
                                                                   32,766,327
                                                                 ------------

FOOD PRODUCTS 1.8%
Corn Products International, Inc.                       225,050     9,575,878
                                                                 ------------


GAS UTILITIES 2.0%
ONEOK, Inc.                                             214,600    10,691,372
                                                                 ------------


HEALTH CARE PROVIDERS & SERVICES 7.2%
Aetna, Inc.                                             267,800     7,996,508
DaVita, Inc. (a)                                        127,450     9,144,537
X  Laboratory Corp. of America Holdings (a)             165,950    13,495,054
UnitedHealth Group, Inc.                                225,700     8,136,485
                                                                 ------------
                                                                   38,772,584
                                                                 ------------

HOTELS, RESTAURANTS & LEISURE 1.3%
International Game Technology                           445,050     6,938,330
                                                                 ------------


HOUSEHOLD DURABLES 2.6%
KB Home                                                 521,350     5,479,388
Tupperware Brands Corp.                                 189,916     8,510,136
                                                                 ------------
                                                                   13,989,524
                                                                 ------------

INSURANCE 4.5%
Everest Re Group, Ltd.                                  111,400     9,388,792
X  MetLife, Inc.                                        364,266    14,690,848
                                                                 ------------
                                                                   24,079,640
                                                                 ------------

INTERNET SOFTWARE & SERVICES 1.4%
Yahoo!, Inc. (a)                                        462,300     7,632,573
                                                                 ------------


IT SERVICES 2.9%
Computer Sciences Corp.                                 112,250     5,505,863
Visa, Inc. Class A                                      128,150    10,017,485
                                                                 ------------
                                                                   15,523,348
                                                                 ------------

LIFE SCIENCES TOOLS & SERVICES 1.9%
Thermo Fisher Scientific, Inc. (a)                      198,750    10,219,725
                                                                 ------------


MACHINERY 1.4%
Wabtec Corp.                                            165,032     7,730,099
                                                                 ------------


MEDIA 2.2%
X  Comcast Corp. Class A                                624,500    12,071,585
                                                                 ------------




+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11


                                                         SHARES         VALUE
COMMON STOCKS (CONTINUED)
MULTI-UTILITIES 1.9%
Wisconsin Energy Corp.                                  172,050  $ 10,243,857
                                                                 ------------


OIL, GAS & CONSUMABLE FUELS 6.5%
Devon Energy Corp.                                      137,650     8,950,003
X  ExxonMobil Corp.                                     244,950    16,281,826
Occidental Petroleum Corp.                              125,857     9,896,136
                                                                 ------------
                                                                   35,127,965
                                                                 ------------

PHARMACEUTICALS 4.4%
Abbott Laboratories                                     187,450     9,619,934
X  Endo Pharmaceuticals Holdings, Inc. (a)              375,800    13,806,892
                                                                 ------------
                                                                   23,426,826
                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS 1.1%
Ventas, Inc.                                            107,100     5,736,276
                                                                 ------------


ROAD & RAIL 1.3%
Con-Way, Inc.                                           214,800     7,090,548
                                                                 ------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.6%
MEMC Electronic Materials, Inc. (a)                     595,600     7,635,592
Texas Instruments, Inc.                                 403,648    11,935,871
                                                                 ------------
                                                                   19,571,463
                                                                 ------------

SOFTWARE 6.6%
Electronic Arts, Inc. (a)                               263,500     4,176,475
X  Microsoft Corp.                                      739,850    19,709,604
Oracle Corp.                                            391,650    11,514,510
                                                                 ------------
                                                                   35,400,589
                                                                 ------------

SPECIALTY RETAIL 3.4%
GameStop Corp. Class A (a)                              492,830     9,689,038
TJX Cos., Inc.                                          192,000     8,810,880
                                                                 ------------
                                                                   18,499,918
                                                                 ------------

TEXTILES, APPAREL & LUXURY GOODS 1.7%
Warnaco Group, Inc. (The) (a)                           168,050     8,925,136
                                                                 ------------

THRIFTS & MORTGAGE FINANCE 0.9%
Hudson City Bancorp, Inc.                               408,850     4,763,102
                                                                 ------------
Total Common Stocks
  (Cost $460,010,214)                                             518,624,093
                                                                 ------------


                                                      PRINCIPAL
                                                         AMOUNT         VALUE

SHORT-TERM INVESTMENT 3.5%
-----------------------------------------------------------------------------

REPURCHASE AGREEMENT 3.5%
State Street Bank and Trust Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity $19,131,492
  (Collateralized by a United States
  Treasury Note with a rate of 3.125%
  and a maturity date of 4/30/17
  with a Principal Amount of $17,800,000 and a
  Market Value of $19,515,920)                      $19,131,476  $ 19,131,476
                                                                 ------------
Total Short-Term Investment
  (Cost $19,131,476)                                               19,131,476
                                                                 ------------
Total Investments
  (Cost $479,141,690) (b)                                 100.0%  537,755,569
Other Assets, Less Liabilities                             (0.0)++   (184,861)
                                                    -----------  ------------


Net Assets                                                100.0% $537,570,708
                                                    ===========  ============





++   Less than one-tenth of a percent.
(a)  Non-income producing security.
(b)  At October 31, 2010, cost is $479,413,927
     for federal income tax purposes and net
     unrealized appreciation is as follows:




Gross unrealized appreciation      $ 69,658,172
Gross unrealized depreciation       (11,316,530)
                                   ------------
Net unrealized appreciation        $ 58,341,642
                                   ============






12    MainStay Epoch U.S. All Cap Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE       SIGNIFICANT
                                                    MARKETS FOR             OTHER   SIGNIFICANT
                                                      IDENTICAL        OBSERVABLE  UNOBSERVABLE
                                                         ASSETS            INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)         (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
  Common Stocks                                    $518,624,093  $             --      $     --  $518,624,093
  Short-Term Investment
     Repurchase Agreement                                    --        19,131,476            --    19,131,476
                                                   ------------  ----------------      --------  ------------
Total Investments in Securities                    $518,624,093       $19,131,476           $--  $537,755,569
                                                   ============  ================      ========  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in securities, at value
  (identified cost $479,141,690)      $537,755,569
Receivables:
  Dividends and interest                   330,662
  Fund shares sold                           9,021
Other assets                                32,817
                                      ------------
     Total assets                      538,128,069
                                      ------------

LIABILITIES
--------------------------------------------------
Payables:
  Manager (See Note 3)                     374,371
  Fund shares redeemed                      74,436
  Professional fees                         31,664
  Transfer agent (See Note 3)               29,411
  Shareholder communication                 28,508
  NYLIFE Distributors (See Note 3)          12,293
  Custodian                                  1,337
  Trustees                                     752
Accrued expenses                             4,589
                                      ------------
     Total liabilities                     557,361
                                      ------------
Net assets                            $537,570,708
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     24,285
Additional paid-in capital             482,279,551
                                      ------------
                                       482,303,836
Undistributed net investment income      1,539,668
Accumulated net realized loss on
  investments                           (4,886,675)
Net unrealized appreciation on
  investments                           58,613,879
                                      ------------
Net assets                            $537,570,708
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $  7,238,015
                                      ============
Shares of beneficial interest
  outstanding                              349,009
                                      ============
Net asset value per share
  outstanding                         $      20.74
Maximum sales charge (5.50% of
  offering price)                             1.21
                                      ------------
Maximum offering price per share
  outstanding                         $      21.95
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $  9,748,967
                                      ============
Shares of beneficial interest
  outstanding                              465,813
                                      ============
Net asset value per share
  outstanding                         $      20.93
Maximum sales charge (5.50% of
  offering price)                             1.22
                                      ------------
Maximum offering price per share
  outstanding                         $      22.15
                                      ============
CLASS B
Net assets applicable to outstanding
  shares                              $  6,361,635
                                      ============
Shares of beneficial interest
  outstanding                              324,034
                                      ============
Net asset value and offering price
  per share outstanding               $      19.63
                                      ============
CLASS C
Net assets applicable to outstanding
  shares                              $  3,959,208
                                      ============
Shares of beneficial interest
  outstanding                              201,491
                                      ============
Net asset value and offering price
  per share outstanding               $      19.65
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $510,262,883
                                      ============
Shares of beneficial interest
  outstanding                           22,944,922
                                      ============
Net asset value and offering price
  per share outstanding               $      22.24
                                      ============





14    MainStay Epoch U.S. All Cap Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividends                           $ 6,216,414
  Interest                                  1,677
                                      -----------
     Total income                       6,218,091
                                      -----------
EXPENSES
  Manager (See Note 3)                  3,373,024
  Transfer agent (See Note 3)             177,578
  Distribution/Service--Investor
     Class (See Note 3)                    17,108
  Distribution/Service--Class A (See
     Note 3)                               37,241
  Distribution/Service--Class B (See
     Note 3)                               64,347
  Distribution/Service--Class C (See
     Note 3)                               37,537
  Professional fees                        92,305
  Registration                             79,868
  Shareholder communication                28,399
  Custodian                                17,552
  Trustees                                 13,741
  Miscellaneous                            20,857
                                      -----------
     Total expenses                     3,959,557
                                      -----------
Net investment income                   2,258,534
                                      -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------
Net realized gain on investments       18,742,961
Net change in unrealized
  appreciation (depreciation) on
  investments                          40,617,929
                                      -----------
Net realized and unrealized gain on
  investments                          59,360,890
                                      -----------
Net increase in net assets resulting
  from operations                     $61,619,424
                                      ===========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                      2010          2009
INCREASE IN NET ASSETS
--------------------------------------------------------
Operations:
 Net investment income        $  2,258,534  $    578,010
 Net realized gain (loss)
  on investments                18,742,961   (18,006,679)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                   40,617,929    45,128,203
                              --------------------------
 Net increase in net assets
  resulting from operations     61,619,424    27,699,534
                              --------------------------
Dividends to shareholders:
 From net investment
  income:
    Investor Class                  (6,765)           --
    Class A                        (39,351)           --
    Class B                         (7,024)           --
    Class C                         (3,879)           --
    Class I                     (1,225,428)           --
                              --------------------------
 Total dividends to
  shareholders                  (1,282,447)           --
                              --------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                       321,911,388    47,937,660
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends      1,247,383            --
 Cost of shares redeemed       (71,515,940)  (35,694,263)
                              --------------------------
    Increase in net assets
     derived from capital
     share transactions        251,642,831    12,243,397
                              --------------------------
    Net increase in net
     assets                    311,979,808    39,942,931
NET ASSETS
--------------------------------------------------------
Beginning of year              225,590,900   185,647,969
                              --------------------------
End of year                   $537,570,708  $225,590,900
                              ==========================
Undistributed net investment
 income at end of year        $  1,539,668  $    578,010
                              ==========================





16    MainStay Epoch U.S. All Cap Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                     INVESTOR CLASS
                                     ----------------------------------------------
                                                                 FEBRUARY 28,
                                                                    2008**
                                      YEAR ENDED OCTOBER            THROUGH
                                              31,                 OCTOBER 31,
                                      2010          2009             2008
Net asset value at beginning of
  period                             $17.66        $15.40           $ 23.34
                                     ------        ------           -------
Net investment income (loss) (a)      (0.01)        (0.05)            (0.13)
Net realized and unrealized gain
  (loss) on investments                3.11          2.31             (7.81)
                                     ------        ------           -------
Total from investment operations       3.10          2.26             (7.94)
                                     ------        ------           -------
Less dividends and distributions:
  From net investment income          (0.02)           --                --
  From net realized gain on
     investments                         --            --                --
                                     ------        ------           -------
Total dividends and distributions     (0.02)           --                --
                                     ------        ------           -------
Net asset value at end of period     $20.74        $17.66           $ 15.40
                                     ======        ======           =======
Total investment return (b)           17.56%        14.68%(e)        (34.02%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)        (0.04%)       (0.29%)           (0.88%)++
  Net expenses                         1.69%         1.67%             1.64% ++
  Expenses (before
     waiver/reimbursement/recoup-
     ment)                             1.69%         1.96%             1.66% ++
Portfolio turnover rate                  41%          135%               56%
Net assets at end of period (in
  000's)                             $7,238        $6,384           $ 5,460




                                                                     CLASS B
                                     -----------------------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                      2010          2009           2008           2007           2006
Net asset value at beginning of
  period                             $16.84        $14.80        $ 28.03        $ 23.36        $ 21.54
                                     ------        ------        -------        -------        -------
Net investment Income loss (a)        (0.14)        (0.15)         (0.34)         (0.39)         (0.37)
Net realized and unrealized gain
  (loss) on investments                2.95          2.19         (10.65)          5.06           2.19
                                     ------        ------        -------        -------        -------
Total from investment operations       2.81          2.04         (10.99)          4.67           1.82
                                     ------        ------        -------        -------        -------
Less dividends and distributions:
  From net investment income          (0.02)           --             --             --             --
  From net realized gain on
     investments                         --            --          (2.24)            --             --
                                     ------        ------        -------        -------        -------
Total dividends and distributions     (0.02)           --          (2.24)            --             --
                                     ------        ------        -------        -------        -------
Net asset value at end of period     $19.63        $16.84        $ 14.80        $ 28.03        $ 23.36
                                     ======        ======        =======        =======        =======
Total investment return (b)           16.69%        13.78%(e)     (42.43%)        19.99%          8.45%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment Income (loss)        (0.77%)       (1.04%)        (1.55%)        (1.54%)        (1.63%)
  Net expenses                         2.44%         2.42%          2.34%          2.30%          2.25%
  Expenses (before
     waiver/reimbursement/recoup-
     ment)                             2.44%         2.71%          2.35%          2.28%(d)       2.29%
Portfolio turnover rate                  41%          135%            56%            37%            46%
Net assets at end of period (in
  000's)                             $6,362        $6,383        $ 6,191        $11,925        $10,770



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  Due to expense cap structure change, Class A, B and C were able to recoup expenses during the year ended October 31, 2007.
(e)  Total investment returns may reflect adjustments to conform to generally accepted accounting principles.




18    MainStay Epoch U.S. All Cap Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                           CLASS A
      --------------------------------------------------------------------------------



                                   YEAR ENDED OCTOBER 31,
       2010             2009             2008             2007             2006

      $17.76          $ 15.42          $ 28.85          $ 23.86          $ 21.84
      ------          -------          -------          -------          -------
        0.09             0.02            (0.14)           (0.21)           (0.21)
        3.13             2.32           (11.05)            5.20             2.23
      ------          -------          -------          -------          -------
        3.22             2.34           (11.19)            4.99             2.02
      ------          -------          -------          -------          -------

       (0.05)              --               --               --               --
          --               --            (2.24)              --               --
      ------          -------          -------          -------          -------
       (0.05)              --            (2.24)              --               --
      ------          -------          -------          -------          -------
      $20.93          $ 17.76          $ 15.42          $ 28.85          $ 23.86
      ======          =======          =======          =======          =======
       18.15%           15.18%(e)       (41.88%)          20.91%            9.25%

        0.48%            0.13%           (0.59%)          (0.79%)          (0.89%)
        1.19%            1.26%            1.39%            1.55%            1.50%
        1.19%            1.34%            1.40%            1.53%(d)         1.54%
          41%             135%              56%              37%              46%
      $9,749          $14,006          $12,771          $32,894          $28,170



                                      CLASS C
-----------------------------------------------------------------------------------
                                  YEAR ENDED OCTOBER 31,
       2010            2009             2008            2007            2006

      $16.86          $14.82          $ 28.06          $23.38          $21.56
      ------          ------          -------          ------          ------
       (0.14)          (0.15)           (0.34)          (0.39)          (0.37)
        2.95            2.19           (10.66)           5.07            2.19
      ------          ------          -------          ------          ------
        2.81            2.04           (11.00)           4.68            1.82
      ------          ------          -------          ------          ------

       (0.02)             --               --              --              --
          --              --            (2.24)             --              --
      ------          ------          -------          ------          ------
       (0.02)             --            (2.24)             --              --
      ------          ------          -------          ------          ------
      $19.65          $16.86          $ 14.82          $28.06          $23.38
      ======          ======          =======          ======          ======
       16.67%          13.77%(e)       (42.42%)         20.02%           8.44%

       (0.79%)         (1.03%)          (1.55%)         (1.55%)         (1.64%)
        2.44%           2.42%            2.34%           2.30%           2.25%
        2.44%           2.71%            2.35%           2.28%(d)        2.29%
          41%            135%              56%             37%             46%
      $3,959          $3,514          $ 4,004          $7,396          $4,820




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                         CLASS I
                                     ------------------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                       2010            2009            2008            2007            2006
Net asset value at beginning of
  period                             $  18.87        $  16.33        $  30.28        $  24.90        $  22.66
                                     --------        --------        --------        --------        --------
Net investment income (loss) (a)         0.13            0.07           (0.03)          (0.05)          (0.08)
Net realized and unrealized gain
  (loss) on investments                  3.34            2.47          (11.68)           5.43            2.32
                                     --------        --------        --------        --------        --------
Total from investment operations         3.47            2.54          (11.71)           5.38            2.24
                                     --------        --------        --------        --------        --------
Less dividends and distributions:
  From net investment income            (0.10)             --              --              --              --
  From net realized gain on
     investments                           --              --           (2.24)             --              --
                                     --------        --------        --------        --------        --------
Total dividends and distributions       (0.10)             --           (2.24)             --              --
                                     --------        --------        --------        --------        --------
Net asset value at end of period     $  22.24        $  18.87        $  16.33        $  30.28        $  24.90
                                     ========        ========        ========        ========        ========
Total investment return (b)             18.42%          15.55%(e)      (41.60%)         21.61%           9.89%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)           0.62%           0.42%          (0.14%)         (0.18%)         (0.31%)
  Net expenses                           0.94%           0.95%           0.93%           0.93%           0.93%
  Expenses (before
     waiver/reimbursement/recoup-
     ment)                               0.94%           1.09%           0.97%           0.95%           0.97%
Portfolio turnover rate                    41%            135%             56%             37%             46%
Net assets at end of period (in
  000's)                             $510,263        $195,303        $157,222        $297,744        $263,102



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  Due to expense cap structure change, Class A, B and C were able to recoup expenses during the year ended October 31, 2007.
(e)  Total investment returns may reflect adjustments to conform to generally accepted accounting principles.




20    MainStay Epoch U.S. All Cap Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Epoch U.S. All Cap Fund (the "Fund"), a diversified fund. The Fund is the successor of the MainStay Epoch U.S. All Cap Fund, a series of Eclipse Funds Inc. (the "Predecessor Fund"). The reorganization of the Predecessor Fund with and into the Fund occurred on February 26, 2010. All information and references to periods prior relate to the Predecessor Fund.

The Fund currently offers five classes of shares. Class I shares commenced operations on January 2, 1991. Class A shares, Class B shares and Class C shares commenced operations on January 2, 2004. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered at NAV without an initial sales charge, although a declining CDSC may be imposed on redemptions made within six years of purchase of Class B shares and a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The five classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class B and Class C shares are subject to higher distribution and/or service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek long-term capital appreciation.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields,

                                                   mainstayinvestments.com    21
maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund did not hold securities that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund's NAV is calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund's Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures and are generally categorized as Level 2 in the hierarchy. At October 31, 2010, foreign equity securities held by the Fund were not fair valued.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than short-term investments, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes

22    MainStay Epoch U.S. All Cap Fund
of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The Fund had no portfolio securities on loan as of October 31, 2010.

(I) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. Epoch Investment Partners, Inc. ("Epoch" or "Subadvisor"), a registered investment adviser, is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.85% up to $500 million, 0.825% from $500 million to $1 billion and 0.80% in excess of $1 billion. The effective management fee rate was 0.85% for the year ended October 31, 2010.

Effective February 26, 2010, New York Life Investments has entered into a written expense limitation agreement, under which it agreed to waive a portion of the management fee or reimburse expenses of the appropriate class of the Fund to the extent necessary to ensure that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets:
Investor Class, 1.85%; Class B, 2.60%; Class C, 2.60% and Class I, 1.00%. This agreement expires on February 28, 2011. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

For the period August 1, 2009 to February 25, 2010, New York Life Investments agreed to voluntarily waive or reimburse the expenses of

                                                   mainstayinvestments.com    23
the appropriate class of the Fund so that the total ordinary operating expenses of a class did not exceed the following percentages of average daily net assets:
Investor Class, 1.85%; Class B, 2.60%; Class C, 2.60% and Class I, 1.00%.

For the year ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $3,373,024.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Investor Class and Class A shares at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares of the Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares of the Fund for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $5,013 and $2,434, respectively, for the year ended October 31, 2010. The Fund was also advised that the Distributor retained CDSCs on redemptions of Investor Class, Class A, Class B and Class C shares of $1, $71, $12,085 and $157, respectively, for the year ended October 31, 2010.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the year ended October 31, 2010, were as follows:

Investor Class                         $36,070
----------------------------------------------
Class A                                  3,559
----------------------------------------------
Class B                                 33,939
----------------------------------------------
Class C                                 19,783
----------------------------------------------
Class I                                 84,227
----------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Class A                      $      1,201     0.0%++
----------------------------------------------------
Class B                             1,127     0.0++
----------------------------------------------------
Class C                             1,129     0.0++
----------------------------------------------------
Class I                       138,579,345    27.2
----------------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $18,757.

NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

               ACCUMULATED
                   CAPITAL          OTHER        UNREALIZED           TOTAL
  ORDINARY       AND OTHER      TEMPORARY      APPRECIATION     ACCUMULATED
    INCOME    GAINS (LOSS)    DIFFERENCES    (DEPRECIATION)    GAIN (LOSS)
$1,539,668     $(4,614,438)           $--       $58,341,642     $55,266,872
---------------------------------------------------------------------------



The difference between book-basis and tax basis unrealized depreciation is primarily due to wash sale deferrals.

The following table discloses the current year reclassifications between undistributed net investment income and accumulated net realized loss on investments arising from permanent differences; net assets at October 31, 2010 were not affected.



24    MainStay Epoch U.S. All Cap Fund

                     ACCUMULATED NET
UNDISTRIBUTED NET           REALIZED
INVESTMENT INCOME     GAIN (LOSS) ON          ADDITIONAL
           (LOSS)        INVESTMENTS    PAID-IN CAPITAL
        $(14,429)            $14,429                 $--
--------------------------------------------------------



The reclassification of the Fund is primarily due to capital gain distributions from real estate investment trusts ("REITs").

At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $4,614,438 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
          2017               $4,614
---------------------------------- -----



The Fund utilized $19,029,293 of capital loss carryforwards during the year ended October 31, 2010.

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009, shown in the Statements of Changes in Net Assets, were as follows:

                                        2010  2009
Distributions paid from:
  Ordinary Income                 $1,282,447   $--
--------------------------------------------------



NOTE 5-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 7-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the year ended October 31, 2010, purchases and sales of securities, other than short-term securities, were $390,981 and $154,646, respectively.

NOTE 8-CAPITAL SHARE TRANSACTIONS

 INVESTOR CLASS                   SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                       54,475  $  1,063,958
Shares issued to
  shareholders in
  reinvestment of dividends          351         6,740
Shares redeemed                  (58,790)   (1,124,327)
                              ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                      (3,964)      (53,629)
Shares converted into
  Investor Class (See Note
  1)                              15,772       301,797
Shares converted from
  Investor Class (See Note
  1)                             (24,325)     (471,104)
                              ------------------------
Net increase (decrease)          (12,517) $   (222,936)
                              ========================
Year ended October 31, 2009:
Shares sold                       54,690  $    825,493
Shares redeemed                  (73,321)   (1,091,582)
                              ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                     (18,631)     (266,089)
Shares converted into
  Investor Class (See Note
  1)                              39,675       564,385
Shares converted from
  Investor Class (See Note
  1)                             (14,148)     (230,821)
                              ------------------------
Net increase (decrease)            6,896  $     67,475
                              ========================


 CLASS A                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                      170,827  $  3,314,377

Shares issued to
  shareholders in
  reinvestment of dividends        1,939        37,075

Shares redeemed                 (527,210)  (10,464,446)
                              ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                    (354,444)   (7,112,994)

Shares converted into Class
  A (See Note 1)                  37,353       726,746

Shares converted from Class
  A (See Note 1)                  (1,373)      (27,300)

Shares converted from Class
  A (a)                           (4,282)      (81,534)
                              ------------------------


Net increase (decrease)         (322,746) $ (6,495,082)
                              ========================


Year ended October 31, 2009:

Shares sold                      194,342  $  3,010,083

Shares redeemed                 (226,670)   (3,377,893)
                              ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                     (32,328)     (367,810)

Shares converted into Class
  A (See Note 1)                  19,260       314,200

Shares converted from Class
  A (See Note 1)                 (26,535)     (376,642)
                              ------------------------


Net increase (decrease)          (39,603) $   (430,252)
                              ========================




                                                   mainstayinvestments.com    25

 CLASS B                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                       41,262  $    764,994

Shares issued to
  shareholders in
  reinvestment of dividends          369         6,742

Shares redeemed                  (67,468)   (1,233,145)
                              ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                     (25,837)     (461,409)

Shares converted from Class
  B (See Note 1)                 (29,101)     (530,139)
                              ------------------------


Net increase (decrease)          (54,938) $   (991,548)
                              ========================


Year ended October 31, 2009:

Shares sold                       71,726  $  1,050,330

Shares redeemed                  (92,098)   (1,301,825)
                              ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                     (20,372)     (251,495)

Shares converted from Class
  B (See Note 1)                 (19,089)     (271,122)
                              ------------------------


Net increase (decrease)          (39,461) $   (522,617)
                              ========================



 CLASS C                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                       16,979  $    317,126

Shares issued to
  shareholders in
  reinvestment of dividends          189         3,463

Shares redeemed                  (24,079)     (437,381)
                              ------------------------


Net increase (decrease)           (6,911) $   (116,792)
                              ========================


Year ended October 31, 2009:

Shares sold                       24,106  $    344,509

Shares redeemed                  (85,967)   (1,184,927)
                              ------------------------


Net increase (decrease)          (61,861) $   (840,418)
                              ========================



 CLASS I                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                   15,392,314  $316,450,933

Shares issued to
  shareholders in
  reinvestment of dividends       59,023     1,193,363

Shares redeemed               (2,861,310)  (58,256,641)
                              ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                  12,590,027   259,387,655

Shares converted into Class
  I (a)                            4,038        81,534
                              ------------------------


Net increase (decrease)       12,594,065  $259,469,189
                              ========================


Year ended October 31, 2009:

Shares sold                    2,426,594  $ 42,707,245

Shares redeemed               (1,702,538)  (28,738,036)
                              ------------------------


Net increase (decrease)          724,056  $ 13,969,209
                              ========================




(a) In addition to any automatic conversion features described above in Note 1 with respect to Investor Class, Class A and B shares, an investor generally may also elect to convert their shares on a voluntary basis into another share class of the same fund for which an investor is eligible. However, the following limitations apply:

  - Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and

  - All Class B and C shares are ineligible for a voluntary conversion.

These limitations do not impact any automatic conversion features described in
Note 1 with respect to Investor Class, Class A and B shares.

An investor or an investor's financial intermediary may contact the Fund to request a voluntary conversion between shares classes of the same Fund. An investor may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If an investor fails to remain eligible for the new share class, an investor may automatically be converted back to their original share class, or into another share class, if appropriate.

NOTE 9-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.


26    MainStay Epoch U.S. All Cap Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Epoch U.S. All Cap Fund ("the Fund"), one of the funds constituting MainStay Funds Trust, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Epoch U.S. All Cap Fund of MainStay Funds Trust, as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


                                                   mainstayinvestments.com    27

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Epoch U.S. All Cap Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and Epoch Investment Partners, Inc. ("Epoch") on behalf of the Fund.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and Epoch on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management and/or subadvisory fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates and Epoch as subadviser to the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments and Epoch; (ii) the investment performance of the Fund, New York Life Investments and Epoch; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates and by Epoch as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND EPOCH

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing Epoch's compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

The Board also examined the nature, extent and quality of the services that Epoch provides to the Fund. The Board evaluated Epoch's experience in serving as subadviser to the Fund and managing other portfolios. It examined Epoch's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at Epoch, and Epoch's overall legal and compliance environment. The Board also reviewed Epoch's willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the Fund's portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.


28    MainStay Epoch U.S. All Cap Fund

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and Epoch's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments and Epoch to enhance investment returns, supported a determination to approve the Agreements. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND EPOCH

The Board considered the costs of the services provided by New York Life Investments and Epoch under the Agreements, and the profits realized by New York Life Investments, its affiliates and Epoch due to their relationships with the Fund.

In evaluating any costs and profits of New York Life Investments and its affiliates and Epoch due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and Epoch must be in a position to pay and retain experienced professional personnel to provide services to the Fund and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, although the Board did not receive specific profitability information from Epoch (due to the fact that Epoch was appointed as Subadviser only recently), the Board considered representations from Epoch and New York Life Investments that the subadvisory fee paid by New York Life Investments to Epoch for services provided to the Fund was the result of arm's-length negotiations. Because Epoch is not affiliated with New York Life Investments, and Epoch's fees are paid directly by New York Life Investments, the Board focused primarily on the profitability of the relationship among New York Life Investments and its affiliates and the Fund.

The Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board recognized, for example, the benefits to Epoch from legally permitted "soft-dollar" arrangements by which brokers provide research and other services to Epoch in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. The Board also requested and received information from Epoch and New York Life Investments concerning other business relationships between Epoch and its affiliates and New York Life Investments and its affiliates.

The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.


                                                   mainstayinvestments.com    29

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED) (CONTINUED)



After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates and Epoch due to their relationships with the Fund supported the Board's determination to approve the Agreements. With respect to Epoch, the Board considered that any profits to be realized by Epoch due to its relationship with the Fund are the result of arm's-length negotiations between New York Life Investments and Epoch, and are based on subadvisory fees to be paid to Epoch by New York Life Investments, not the Fund.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to Epoch are paid by New York Life Investments, not the Fund. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and Epoch on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and Epoch about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


30    MainStay Epoch U.S. All Cap Fund

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, the Fund designated approximately $5,734,221 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

The dividends paid by the Fund during the fiscal year ended October 31, 2010, should be multiplied by 54.9% to arrive at the corporate dividends received deduction.

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2010.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; and
(ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Fund's website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


                                                   mainstayinvestments.com    31

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


32    MainStay Epoch U.S. All Cap Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    33

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


34    MainStay Epoch U.S. All Cap Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    35

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


36    MainStay Epoch U.S. All Cap Fund

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     (C) 2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21228 MS333-10                                       MSEUAC11-12/10
                                                                              A1

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY EPOCH U.S. EQUITY FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------
Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   11
---------------------------------------------
Financial Statements                       13
---------------------------------------------
Notes to Financial Statements              17
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            23
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  24
---------------------------------------------
Federal Income Tax Information             27
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        27
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       27
---------------------------------------------
Board Members and Officers                 28
---------------------------------------------





--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                     MAINSTAY EPOCH
                       U.S. EQUITY
                       FUND CLASS      RUSSELL 1000(R)    RUSSELL 3000(R)
                        I SHARES            INDEX              INDEX
                     --------------    ---------------    ---------------
12/03/08                  10000             10000              10000
10/31/09                  12670             12390              12405
10/31/10                  14692             14579              14681




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge          With sales charges            0.77%        9.24%
                                                                       Excluding sales charges       6.63        15.60
------------------------------------------------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 5.5% Initial Sales Charge          With sales charges            0.84%        9.30%
                                                                       Excluding sales charges       6.71        15.67
------------------------------------------------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Class C Shares(3)           Maximum 1% CDSC                            With sales charges            5.00%       13.79%
                            if Redeemed Within One Year of Purchase    Excluding sales charges       6.00        14.79
------------------------------------------------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            TEN-MONTHS    ONE YEAR
------------------------------------------------------------------------------------------------------------------------
Class I Shares(4)           No Sales Charge                                                          6.93%       15.96%
------------------------------------------------------------------------------------------------------------------------

                               SINCE
                             INCEPTION      GROSS
                             OF CLASS      EXPENSE
CLASS                       (11/16/09)    RATIO(2)
--------------------------------------------------
Investor Class Shares(3)      18.33%        1.58%
                              21.89         1.58
--------------------------------------------------

                               SINCE
                             INCEPTION      GROSS
                             OF CLASS      EXPENSE
CLASS                        (2/3/09)     RATIO(2)
--------------------------------------------------
Class A Shares(4)             18.65%        1.41%
                              22.56         1.41
--------------------------------------------------

                               SINCE
                             INCEPTION      GROSS
                             OF CLASS      EXPENSE
CLASS                       (11/16/09)    RATIO(2)
--------------------------------------------------
Class C Shares(3)             21.10%        2.33%
                              21.10         2.33
--------------------------------------------------

                               SINCE
                             INCEPTION      GROSS
                             OF CLASS      EXPENSE
CLASS                        (12/3/08)    RATIO(2)
--------------------------------------------------
Class I Shares(4)             22.32%        1.16%
--------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class and Class C shares, first offered on November 16, 2009, includes the historical performance of Class I shares (as defined below) through November 13, 2009 adjusted for differences in certain expenses and fees.
4. Performance figures for Class I shares and Class A shares reflect the historical performance of the Institutional shares since December 3, 2008 and the Class P shares since February 3, 2009, respectively, of the Epoch U.S. Large Cap Equity Fund (which was subject to a different fee structure.)


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                                               SINCE
                                                         ONE      INCEPTION
                                         TEN-MONTHS     YEAR     OF THE FUND
Russell 1000(R) Index(5)                    8.48%      17.67%       21.84%
----------------------------------------------------------------------------
Russell 3000(R) Index(6)                    8.88       18.34        22.28
----------------------------------------------------------------------------
Average Lipper Multi-Cap Core Fund(7)       8.47       17.62        26.58
----------------------------------------------------------------------------







5. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Fund has selected the Russell 1000(R) Index as its broad-based securities market index for comparison purposes. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
6. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
7. The average Lipper multi-cap core fund is representative of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds typically have an average price-to-earning ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Super Composite 1500 Index. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Epoch U.S. Equity Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY EPOCH U.S. EQUITY FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,000.70        $ 7.46         $1,017.70         $ 7.53
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,002.20        $ 6.76         $1,018.50         $ 6.82
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $  997.80        $11.43         $1,013.80         $11.52
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,003.70        $ 5.50         $1,019.70         $ 5.55
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.48% for Investor Class, 1.34% for Class A, 2.27% for Class C and 1.09% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

INDUSTRY COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Health Care Providers & Services         7.8%
Software                                 7.7
Oil, Gas & Consumable Fuels              7.2
Insurance                                6.6
Capital Markets                          6.4
Chemicals                                5.7
IT Services                              4.7
Aerospace & Defense                      4.2
Energy Equipment & Services              3.9
Computers & Peripherals                  3.7
Machinery                                3.6
Multi-Utilities                          3.5
Specialty Retail                         3.0
Semiconductors & Semiconductor
  Equipment                              2.9
Media                                    2.6
Life Sciences Tools & Services           2.4
Real Estate Investment Trusts            2.4
Commercial Services & Supplies           2.3
Electronic Equipment & Instruments       1.8
Pharmaceuticals                          1.8
Diversified Financial Services           1.7
Consumer Finance                         1.4
Internet Software & Services             1.4
Hotels, Restaurants & Leisure            1.3
Distributors                             1.1
Diversified Telecommunication
  Services                               1.1
Household Products                       1.1
Thrifts & Mortgage Finance               0.9
Electric Utilities                       0.8
Short-Term Investment                    4.8
Other Assets, Less Liabilities           0.2
                                       -----
                                       100.0%
                                       =====



See Portfolio of Investments beginning on page 11 for specific holdings within these categories.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  Microsoft Corp.
    2.  Oracle Corp.
    3.  Exxon Mobil Corp.
    4.  Ameriprise Financial, Inc.
    5.  Praxair, Inc.
    6.  Franklin Resources, Inc.
    7.  Boeing Co. (The)
    8.  DaVita, Inc.
    9.  Comcast Corp. Class A
   10.  Ventas, Inc.





8    MainStay Epoch U.S. Equity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS(1) (Unaudited)

Questions answered by portfolio managers David Pearl, Michael Welhoelter, CFA, and William Priest, CFA, of Epoch Investment Partners, Inc., the Fund's Subadvisor.

HOW DID MAINSTAY EPOCH U.S. EQUITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE 10 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Epoch U.S. Equity Fund returned 6.63% for Investor Class shares, 6.71% for Class A shares and 6.00% for Class C shares for the 10 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 6.93%. All share classes underperformed the 8.47% return of the average Lipper(2) multi-cap core fund and the 8.48% return of the Russell 1000(R) Index(3) for the same period. The Russell 1000(R) Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund's underperformance of the Russell 1000(R) Index was attributable to sector allocation. Stock selection provided a positive offset.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S RELATIVE PERFOR-MANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

During the reporting period, the strongest-contributing sector to the Fund's relative performance was financials, where performance was driven by strong stock selection. The second-strongest contributing sector was materials, where strong stock selection was slightly enhanced by a modest overweight position relative to the Russell 1000(R) Index. The third-strongest contributing sector was health care, where the Fund benefited from strong stock selection, which was slightly enhanced by a small underweight position relative to the benchmark.

During the reporting period, the sector that detracted the most from the Fund's relative performance was information technology, where the Fund was hurt by its stock selection and an overweight position relative to the benchmark. The second-strongest detractor was energy, where stock selection caused most of the underperformance and resulted in a negative total return within the sector for the reporting period. The Fund's small overweight position relative to the Russell 1000(R) Index in the energy sector was also a modest detractor. The Fund's holdings in the consumer discretionary sector suffered from weak stock selection and an underweight position relative to the benchmark.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

The three top contributors to the Fund's absolute returns during the reporting period were capital markets company Ameriprise Financial, computers & peripherals company Apple and specialty chemical company E.I. DuPont de Nemours.

Within financials, we concentrated primarily on asset managers, insurers, reinsurers and exchanges. Ameriprise Financial is a provider of financial planning, asset management and insurance products to consumers and institutions. The company had significant excess capital at its insurance entities and was near the top of its peer group in terms of risk-based capital ratios. The company produced significant free cash flow and did an excellent job of returning that to shareholders through stock buybacks and dividends.

Apple continued to perform well as the company enjoyed strong sales across its product lines. Additionally, a recent change in Apple's accounting methods helped many investors recognize the substantial spread between the company's price-to-free-cash-flow and price-to-earnings ratios.

Specialty chemical maker E.I. DuPont de Nemours cut operating costs during the economic downturn, positioning itself profitably for the recovery. The company's strong presence in emerging markets and agricultural exposure drove strong demand for the company's products.

During the reporting period, the three weakest contributors to absolute returns were technology leader Microsoft, deepwater oil and gas company Anadarko Petroleum and computer gaming systems company International Game Technology.

Microsoft is one of our highest-conviction investments. As of the end of the reporting period, we believed that the company was extremely well positioned across multiple business segments. The release of the Windows 7 operating system was well received and, with most companies still using Windows XP, we believe Microsoft is well positioned to capture investment by businesses in productivity-enhancing expenditures. Microsoft experienced significant success with its cloud computing product SharePoint, and the company's Bing search engine gained significant market share since its launch in February 2009. We believed that the company's plans to launch an add-on to its Xbox 360 gaming system would generate significant demand this holiday season. While the stock was a top contributor to July 2009 returns, it disappointed during the 10-month reporting period. We continue to believe that the company is extremely well positioned, and at the company's recent analyst day, we were heartened to hear Microsoft's chief executive officer, Steven Ballmer, express his own dismay at the


1. Effective January 4, 2010, the Fund's fiscal year-end changed from December 31 to October 31. As a result the following discussion covers the 10-month reporting period ended October 31, 2010.
2. See footnote on page 6 for more information on Lipper Inc.
3. See footnote on page 6 for more information on the Russell 1000(R) Index.

                                                    mainstayinvestments.com    9
company's stock price. With the company's significant free cash flow, increasingly shareholder-friendly management team and strong product offerings, we believed that Microsoft was grossly undervalued at the end of the reporting period.

As a result of the oil spill in the Gulf of Mexico, Anadarko Petroleum was negatively affected by its 25% co-ownership of the Macondo well. While Anadarko had no direct involvement in the actual operation of the well and may not be ultimately responsible for clean-up costs, political rhetoric regarding liability for those companies involved in the oil spill continued to build, making it impossible to forecast a potential downside. As a result, we chose to exit the Fund's position.

International Game Technology felt the effects of a slower economy and stretched balance sheets at casinos. We believed, however, that the worldwide growth opportunities and a new server-based gaming product cycle may overcome sluggish U.S. demand. In addition, the company instituted a large stock repurchase plan.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

Among the stocks that the Fund purchased during the reporting period were medical products and services supplier Abbott Laboratories, semiconductor company Texas Instruments, international oil and gas exploration and production company Occidental Petroleum and credit card company American Express.

We believe that Abbott Laboratories is a good allocator of cash. The company showed strong revenue growth across its many divisions--including pharmaceutical, vascular, nutritional and diagnostics--and we view it as an attractive opportunity within the health care sector.

Texas Instruments manufactures semiconductors with a focus on analog and nonhandset processors. We believe that the company will continue to gain market share in analog through solid innovation and a scale advantage. The company also gained share of distributors with a compelling consignment value proposition.

We believe that Occidental Petroleum is well positioned with a high percentage of its production in oil (with a more limited exposure to natural gas). Additionally, Occidental Petroleum has superior growth prospects driven by the company's California holdings.

In addition to its branded credit and charge cards, American Express earns fees by processing card transactions for consumers and merchants. With a stronger consumer base and improving credit exposure, the company benefits from the move from cash to credit and offers exposure to a recovery in global consumer spending. We felt the company's travel business should also experience an increase in activity. The share price of American Express traded down along with Visa and MasterCard on the heels of the Durbin Bill, which limits debit card fees. We took this opportunity to add the stock to the Fund.

Among the stocks that the Fund sold during the reporting period were global agriculture and construction equipment maker Deere & Co., medical device company Boston Scientific, Internet auction company eBay and database technology provider Sybase.

We sold Deere & Co. after its stock reached our valuation target. The Fund continued to have exposure to agricultural investments through Mosaic, a leading producer of concentrated phosphate and potash crop nutrients.

Boston Scientific's acquisition of Guidant, one of the leading companies in implantable devices, took longer to integrate than originally anticipated. After a disappointing stretch, we made the decision to exit the position and redeploy the capital in companies we believed had better risk/reward characteristics--in particular, Abbott Laboratories.

We exited the Fund's position in eBay on growing concerns about the company's exposure to the European consumer and the economic issues surrounding Europe.

As noted earlier, Sybase was acquired at a premium by SAP, a German financial technology provider, during the reporting period.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, the Fund's sector weightings did not change significantly relative to the Russell 1000(R) Index.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund's most substantially overweight sector positions relative to the Russell 1000(R) Index were in financials, information technology and materials. As of the same date, the Fund's most substantially underweight sector positions relative to the Russell 1000(R) Index were in consumer staples, consumer discretionary and telecommunication services.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay Epoch U.S. Equity Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                                         SHARES         VALUE
COMMON STOCKS 95.0%+
-----------------------------------------------------------------------------

AEROSPACE & DEFENSE 4.2%
X  Boeing Co. (The)                                      87,950  $  6,212,788
Rockwell Collins, Inc.                                   57,500     3,479,325
                                                                 ------------
                                                                    9,692,113
                                                                 ------------

CAPITAL MARKETS 6.4%
X  Ameriprise Financial, Inc.                           125,450     6,484,510
X  Franklin Resources, Inc.                              55,050     6,314,235
TD Ameritrade Holding Corp. (a)                         111,300     1,902,117
                                                                 ------------
                                                                   14,700,862
                                                                 ------------

CHEMICALS 5.7%
E.I. du Pont de Nemours & Co.                            99,500     4,704,360
Mosaic Co. (The)                                         26,150     1,913,134
X  Praxair, Inc.                                         70,550     6,444,037
                                                                 ------------
                                                                   13,061,531
                                                                 ------------

COMMERCIAL SERVICES & SUPPLIES 2.3%
Waste Management, Inc.                                  147,450     5,266,914
                                                                 ------------


COMPUTERS & PERIPHERALS 3.7%
Apple, Inc. (a)                                          17,030     5,123,816
Dell, Inc. (a)                                          245,700     3,533,166
                                                                 ------------
                                                                    8,656,982
                                                                 ------------

CONSUMER FINANCE 1.4%
American Express Co.                                     76,500     3,171,690
                                                                 ------------


DISTRIBUTORS 1.1%
Genuine Parts Co.                                        55,050     2,634,693
                                                                 ------------


DIVERSIFIED FINANCIAL SERVICES 1.7%
NYSE Euronext                                           131,650     4,033,756
                                                                 ------------


DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
Qwest Communications International, Inc.                390,248     2,575,637
                                                                 ------------


ELECTRIC UTILITIES 0.8%
Entergy Corp.                                            23,700     1,766,361
                                                                 ------------


ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
Corning, Inc.                                           233,702     4,272,073
                                                                 ------------


ENERGY EQUIPMENT & SERVICES 3.9%
Cameron International Corp. (a)                          74,870     3,275,562
National Oilwell Varco, Inc.                             68,950     3,706,752
Weatherford International, Ltd. (a)                     122,570     2,060,402
                                                                 ------------
                                                                    9,042,716
                                                                 ------------

HEALTH CARE PROVIDERS & SERVICES 7.8%
Aetna, Inc.                                             124,190     3,708,313
X  DaVita, Inc. (a)                                      84,800     6,084,400
Laboratory Corp. of America Holdings (a)                 57,500     4,675,900
UnitedHealth Group, Inc.                                 96,550     3,480,628
                                                                 ------------
                                                                   17,949,241
                                                                 ------------

HOTELS, RESTAURANTS & LEISURE 1.3%
International Game Technology                           185,550     2,892,725
                                                                 ------------


HOUSEHOLD PRODUCTS 1.1%
Colgate-Palmolive Co.                                    31,900     2,460,128
                                                                 ------------


INSURANCE 6.6%
Everest Re Group, Ltd.                                   40,400     3,404,912
MetLife, Inc.                                           124,742     5,030,845
Prudential Financial, Inc.                               87,503     4,600,908
Travelers Cos., Inc. (The)                               41,175     2,272,860
                                                                 ------------
                                                                   15,309,525
                                                                 ------------

INTERNET SOFTWARE & SERVICES 1.4%
Yahoo!, Inc. (a)                                        196,500     3,244,215
                                                                 ------------


IT SERVICES 4.7%
Fidelity National Information Services, Inc.            123,269     3,340,590
Fiserv, Inc. (a)                                         59,237     3,229,601
Visa, Inc. Class A                                       54,450     4,256,357
                                                                 ------------
                                                                   10,826,548
                                                                 ------------

LIFE SCIENCES TOOLS & SERVICES 2.4%
Thermo Fisher Scientific, Inc. (a)                      106,550     5,478,801
                                                                 ------------


MACHINERY 3.6%
Danaher Corp.                                           111,950     4,854,152
Ingersoll-Rand PLC                                       88,850     3,492,693
                                                                 ------------
                                                                    8,346,845
                                                                 ------------

MEDIA 2.6%
X  Comcast Corp. Class A                                312,695     6,044,394
                                                                 ------------


MULTI-UTILITIES 3.5%
NSTAR                                                    73,850     3,080,283
Wisconsin Energy Corp.                                   83,300     4,959,682
                                                                 ------------
                                                                    8,039,965
                                                                 ------------

OIL, GAS & CONSUMABLE FUELS 7.2%
ConocoPhillips                                           38,650     2,295,810
Devon Energy Corp.                                       49,100     3,192,482


+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11


                                                         SHARES         VALUE
COMMON STOCKS (CONTINUED)
OIL, GAS & CONSUMABLE FUELS (CONTINUED)
X  Exxon Mobil Corp.                                    102,900  $  6,839,763
Occidental Petroleum Corp.                               53,465     4,203,953
                                                                 ------------
                                                                   16,532,008
                                                                 ------------

PHARMACEUTICALS 1.8%
Abbott Laboratories                                      79,500     4,079,940
                                                                 ------------


REAL ESTATE INVESTMENT TRUSTS 2.4%
X  Ventas, Inc.                                         104,750     5,610,410
                                                                 ------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
MEMC Electronic Materials, Inc. (a)                     130,400     1,671,728
Texas Instruments, Inc.                                 171,050     5,057,949
                                                                 ------------
                                                                    6,729,677
                                                                 ------------

SOFTWARE 7.7%
Electronic Arts, Inc. (a)                               153,650     2,435,352
X  Microsoft Corp.                                      319,950     8,523,468
X  Oracle Corp.                                         232,800     6,844,320
                                                                 ------------
                                                                   17,803,140
                                                                 ------------

SPECIALTY RETAIL 3.0%
Staples, Inc.                                           107,900     2,208,713
TJX Cos., Inc.                                          104,464     4,793,853
                                                                 ------------
                                                                    7,002,566
                                                                 ------------

THRIFTS & MORTGAGE FINANCE 0.9%
Hudson City Bancorp, Inc.                               174,200     2,029,430
                                                                 ------------
Total Common Stocks
  (Cost $189,988,332)                                             219,254,886
                                                                 ------------


                                                      PRINCIPAL
                                                         AMOUNT         VALUE
SHORT-TERM INVESTMENT 4.8%
-----------------------------------------------------------------------------

REPURCHASE AGREEMENT 4.8%
State Street Bank and Trust Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity $11,142,599
  (Collateralized by a United States
  Treasury Note with a rate of
  3.125% and a maturity date of 4/30/17, with a
  Principal Amount of $10,370,000 and a Market
  Value of $11,369,668)                             $11,142,589  $ 11,142,589
                                                                 ------------
Total Short-Term Investment
  (Cost $11,142,589)                                               11,142,589
                                                                 ------------
Total Investments
  (Cost $201,130,921) (b)                                  99.8%  230,397,475
Other Assets, Less Liabilities                              0.2       390,004
                                                    -----------  ------------

Net Assets                                                100.0% $230,787,479
                                                    ===========  ============





(a)  Non-income producing security
(b)  At October 31, 2010, cost is $201,592,352
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $31,346,607
Gross unrealized depreciation       (2,541,484)
                                   -----------
Net unrealized appreciation        $28,805,123
                                   ===========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
  Common Stocks                                    $219,254,886  $        --      $     --  $219,254,886
  Short-Term Investment
     Repurchase Agreement                                    --   11,142,589            --    11,142,589
                                                   ------------  -----------      --------  ------------
Total Investments in Securities                    $219,254,886  $11,142,589           $--  $230,397,475
                                                   ============  ===========      ========  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


12    MainStay Epoch U.S. Equity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in securities, at value
  (identified cost $201,130,921)      $230,397,475
Receivables:
  Fund shares sold                         723,633
  Dividends and interest                   149,348
Other assets                                50,066
                                      ------------
     Total assets                      231,320,522
                                      ------------

LIABILITIES
--------------------------------------------------
Payables:
  Fund shares redeemed                     279,714
  Manager (See Note 3)                     185,188
  Transfer agent (See Note 3)               28,781
  Professional fees                         20,790
  Shareholder communication                 12,587
  Custodian                                  1,768
  Trustees                                     430
  NYLIFE Distributors (See Note 3)             211
Accrued expenses                             3,574
                                      ------------
     Total liabilities                     533,043
                                      ------------
Net assets                            $230,787,479
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     16,995
Additional paid-in capital             178,645,759
                                      ------------
                                       178,662,754
Undistributed net investment income        623,267
Accumulated net realized gain on
  investments                           22,234,904
Net unrealized appreciation on
  investments                           29,266,554
                                      ------------
Net assets                            $230,787,479
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $     74,029
                                      ============
Shares of beneficial interest
  outstanding                                5,479
                                      ============
Net asset value per share
  outstanding                         $      13.51
Maximum sales charge (5.50% of
  offering price)                             0.79
                                      ------------
Maximum offering price per share
  outstanding                         $      14.30
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $    849,904
                                      ============
Shares of beneficial interest
  outstanding                               62,849
                                      ============
Net asset value per share
  outstanding                         $      13.52
Maximum sales charge (5.50% of
  offering price)                             0.79
                                      ------------
Maximum offering price per share
  outstanding                         $      14.31
                                      ============
CLASS C
Net assets applicable to outstanding
  shares                              $     33,209
                                      ============
Shares of beneficial interest
  outstanding                                2,474
                                      ============
Net asset value and offering price
  per share outstanding               $      13.42
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $229,830,337
                                      ============
Shares of beneficial interest
  outstanding                           16,924,653
                                      ============
Net asset value and offering price
  per share outstanding               $      13.58
                                      ============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 1, 2010 THROUGH OCTOBER 31, 2010 (A) AND THE YEAR ENDED DECEMBER 31, 2009


                                       2010         2009
INVESTMENT INCOME
--------------------------------------------------------
INCOME
  Dividends                     $ 2,319,292  $ 3,022,525
  Interest                              805        2,975
                                ------------------------
     Total income                 2,320,097    3,025,500
                                ------------------------
EXPENSES
  Manager (See Note 3)            1,245,496    1,169,581
  Transfer agent (See Note 3)       178,724      132,179
  Administration and
     accounting fees                     --      187,001
  Registration                      110,416       51,921
  Professional fees                  97,217       52,097
  Shareholder communication          47,388       34,041
  Custodian                          21,149       39,122
  Trustees                            6,394       12,300
  Distribution/Service--Inves-
     tor Class
     (See Note 3)                       166            8
  Distribution/Service--Class
     A (See Note 3)                   1,115           57
  Distribution/Service--Class
     C (See Note 3)                     219           33
  Miscellaneous                      36,385       59,541
                                ------------------------
     Total expenses before
       waiver/reimbursement       1,744,669    1,737,881
  Expense waiver/reimbursement
     from Manager (See Note 3)      (47,839)    (149,836)
                                ------------------------
     Net expenses                 1,696,830    1,588,045
                                ------------------------
Net investment income               623,267    1,437,455
                                ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------
Net realized gain on
  investments                   $19,033,812  $13,607,151
Net change in unrealized
  appreciation (depreciation)
  on investments                 (3,429,280)  25,404,187
                                ------------------------
Net realized and unrealized
  gain on investments            15,604,532   39,011,338
                                ------------------------
Net increase in net assets
  resulting from operations     $16,227,799  $40,448,793
                                ========================




(a) The Fund changed its fiscal year end from December 31 to October 31.


14    MainStay Epoch U.S. Equity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 1, 2010 THROUGH OCTOBER 31, 2010 (A), THE YEAR ENDED DECEMBER 31, 2009 AND THE PERIOD ENDED DECEMBER 31, 2008.


                            2010          2009        2008 (B)
INCREASE IN NET ASSETS
---------------------------------------------------------------
Operations:
 Net investment
  income                $    623,267  $  1,437,455  $    90,864
 Net realized gain on
  investments             19,033,812    13,607,151      105,996
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments             (3,429,280)   25,404,187    7,291,647
                        ---------------------------------------
 Net increase in net
  assets resulting
  from operations         16,227,799    40,448,793    7,488,507
                        ---------------------------------------
Dividends and
 distributions to
 shareholders:
 From net investment
  income:
    Investor Class                --           (66)          --
    Class A                       --          (310)          --
    Class C                       --           (42)          --
    Class I                       --    (1,464,922)     (74,040)
                        ---------------------------------------
                                  --    (1,465,340)     (74,040)
                        ---------------------------------------
 From net realized
  gain on
  investments:
    Class A                       --        (2,232)          --
    Class I                       --   (10,499,362)          --
                        ---------------------------------------
                                  --   (10,501,594)          --
                        ---------------------------------------
 Total dividends and
  distributions to
  shareholders                    --   (11,966,934)     (74,040)
                        ---------------------------------------
Capital share
 transactions:
 Net proceeds from
  sale of shares         148,726,720    91,138,718   91,722,291
 Net asset value of
  shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions                   --       374,971        1,071
 Cost of shares
  redeemed               (89,578,723)  (63,361,768)    (359,926)
                        ---------------------------------------
    Increase in net
     assets derived
     from capital
     share
     transactions         59,147,997    28,151,921   91,363,436
                        ---------------------------------------
    Net increase in
     net assets           75,375,796    56,633,780   98,777,903
NET ASSETS
---------------------------------------------------------------
Beginning of period     $155,411,683  $ 98,777,903  $        --
                        ---------------------------------------
End of period           $230,787,479  $155,411,683  $98,777,903
                        =======================================
Undistributed net
 investment income at
 end of period          $    623,267  $         --  $    16,824
                        =======================================




(a) The Fund changed its fiscal year end from December 31 to October 31.

(b) Commencement of operations was December 3, 2008.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                              INVESTOR CLASS                               CLASS A
                                     -------------------------------        -------------------------------------
                                      JANUARY 1,        NOVEMBER 16,         JANUARY 1,         FEBRUARY 3,
                                         2010              2009**               2010              2009**
                                       THROUGH             THROUGH            THROUGH             THROUGH
                                     OCTOBER 31,        DECEMBER 31,        OCTOBER 31,        DECEMBER 31,
                                       2010***              2009              2010***              2009
Net asset value at beginning of
  period                                $12.67             $12.38              $12.67             $10.24
                                        ------             ------              ------             ------
Net investment income (a)                 0.03               0.02                0.02               0.08
Net realized and unrealized gain on
  investments                             0.81               0.30                0.83               3.33
                                        ------             ------              ------             ------
Total from investment operations          0.84               0.32                0.85               3.41
                                        ------             ------              ------             ------
Less dividends and distributions:
  From net investment income                --              (0.03)                 --              (0.10)
  From net realized gain on
     investments                            --                 --                  --              (0.88)
                                        ------             ------              ------             ------
Total dividends and distributions           --              (0.03)                 --              (0.98)
                                        ------             ------              ------             ------
Net asset value at end of period        $13.51             $12.67              $13.52             $12.67
                                        ======             ======              ======             ======
Total investment return (b)               6.63%(c)           2.60%(c)            6.71%(c)          33.59%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                   0.25%++            1.11%++             0.19%++            0.76%++
  Net expenses                            1.40%++            1.19%++             1.34%++            1.35%++
  Expenses (before
     waiver/reimbursement)                1.43%++            1.19%++             1.37%++            1.44%++
Portfolio turnover rate                     54%                54%                 54%                54%
Net assets at end of period (in
  000's)                                $   74             $   28              $  850             $  127




                                                 CLASS C                                        CLASS I
                                     ------------------------------      -----------------------------------------------------
                                      JANUARY 1,       NOVEMBER 16,       JANUARY 1,                         DECEMBER 3,
                                         2010             2009**             2010             YEAR             2008**
                                       THROUGH           THROUGH           THROUGH            ENDED            THROUGH
                                     OCTOBER 31,      DECEMBER 31,       OCTOBER 31,      DECEMBER 31,      DECEMBER 31,
                                       2010***             2009            2010***            2009              2008
Net asset value at beginning of
  period                                $12.67            $12.38           $  12.70         $  10.85           $ 10.00
                                        ------            ------           --------         --------           -------
Net investment income (loss)             (0.07)(a)          0.01 (a)           0.04 (a)         0.11(a)           0.01
Net realized and unrealized gain on
  investments                             0.82              0.30               0.84             2.74              0.85
                                        ------            ------           --------         --------           -------
Total from investment operations          0.75              0.31               0.88             2.85              0.86
                                        ------            ------           --------         --------           -------
Less dividends and distributions:
  From net investment income                --             (0.02)                --            (0.12)            (0.01)
  From net realized gain on
     investments                            --                --                 --            (0.88)               --
                                        ------            ------           --------         --------           -------
Total dividends and distributions           --             (0.02)                --            (1.00)            (0.01)
                                        ------            ------           --------         --------           -------
Net asset value at end of period        $13.42            $12.67           $  13.58         $  12.70           $ 10.85
                                        ======            ======           ========         ========           =======
Total investment return (b)               5.92%(c)(d)       2.51%(c)           6.93%(c)        26.53%             8.59%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)           (0.63%)++          0.37%++            0.40%++          0.98%             1.28%++
  Net expenses                            2.15%++           1.94%++            1.09%++          1.09%             1.09%++
  Expenses (before
     waiver/reimbursement)                2.18%++           1.94%++            1.12%++          1.19%             1.16%++
Portfolio turnover rate                     54%               54%                54%              54%                1%
Net assets at end of period (in
  000's)                                $   33            $   26           $229,830         $155,231           $98,778



**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  Total investment returns may reflect adjustments to conform to generally accepted accounting principles.





16    MainStay Epoch U.S. Equity Fund  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Epoch U.S. Equity Fund (the "Fund"), a diversified Fund. The Fund is the successor to the Epoch U.S. Large Cap Equity Fund (the "Predecessor Fund"), which was a series of a different registered investment company for which Epoch Investment Partners, Inc. served as investment advisor.

The Fund currently offers four classes of shares: Investor Class, Class A, Class C and Class I shares. Investor Class and Class C shares commenced operations on November 16, 2009. Class A and Class I shares commenced operations (under former designations), on February 3, 2009 and December 3, 2008, respectively. Effective January 4, 2010, the Fund changed its fiscal year end from December 31 to October 31. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The four classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek long-term capital appreciation.

The financial statements of the Fund reflect the historical results of the Institutional Class and Class P shares of the Predecessor Fund prior to its reorganization. Upon the completion of the reorganization, the Class I and Class A shares of the Fund assumed the performance, financial and other information of the Institutional Class and Class P shares of the Predecessor Fund, respectively. All information and references to periods prior to the commencement of operations of the Fund refer to the Predecessor Fund.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds are valued at their NAVs as

                                                   mainstayinvestments.com    17
of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund did not hold securities that were valued in such a manner.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required. Investment income received by the Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.


18    MainStay Epoch U.S. Equity Fund

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The Fund had no portfolio securities on loan as of October 31, 2010.

(I) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. Epoch Investment Partners, Inc. ("Epoch" or "Subadvisor"), a registered investment adviser, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of 0.80% of the Fund's average daily net assets. For the period November 13, 2009 through December 31, 2009, the Fund paid the Manager a monthly fee for services performed and facilities furnished at an annual rate of 0.80% of the Fund's average daily net assets. Prior to the close of business on November 13, 2009, the monthly fee paid to Epoch was at the same annual rate of 0.80% of the Predecessor Fund's average daily net assets.

Effective after the close of business on November 13, 2009, New York Life Investments entered into a written expense limitation agreement under which it agreed to reimburse expenses of Class A and Class I shares of the Fund so that the total ordinary operating expenses for Class A and Class I shares do not exceed the following percentages of average daily net assets: Class A, 1.34% and Class I, 1.09%. New York Life Investments will apply an equivalent waiver or reimbursement, in an amount equal to the number of basis points waived for Class A shares, to Investor Class and Class C shares of the Fund. This agreement will be in effect for a two-year period unless extended by New York Life Investments and approved by the Board in connection with its review of the Fund's investment advisory agreement. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the Fund invests.

Prior to the close of business on November 13, 2009, Epoch had a written expense limitation agreement under which it had agreed to waive a portion of the Predecessor Fund's management fee or reimburse the expenses of the appropriate class of the Predecessor Fund so that the class' total ordinary operating expenses did not exceed the following percentages of average daily net assets for each class: Class A (under former designation, Class P), 1.34%; and Class I (under former designation, Institutional Class), 1.09%. The agreement did not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The total amount of reimbursement recoverable by Epoch was the sum of all fees previously waived or reimbursed by

                                                   mainstayinvestments.com    19

Epoch to the Predecessor Fund during any of the previous three (3) years, less any reimbursement previously paid by the Predecessor Fund to Epoch with respect to any waivers, reductions, and payments made.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

For the ten-month period ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $1,245,496 and waived/reimbursed its fees in the amount of $47,839.

For the period November 13, 2009 through December 31, 2009, New York Life Investments earned fees from the Fund in the amount of $159,569.

For the period January 1, 2009 through November 13, 2009, Epoch earned fees from the Predecessor Fund in the amount of $1,010,012 and waived/reimbursed its fees in the amount of $149,836.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

Prior to the close of business on November 13, 2009, the sub-administration and sub-accounting services were provided by another administrator and accounting agent.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution and service plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares, which is an expense of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares of the Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund's Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares of the Fund for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

Prior to November 13, 2009, the Predecessor Fund had entered into a distribution agreement with another distributor, which served as the principal underwriter and national distributor for the shares of the Predecessor Fund. Pursuant to a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, this distributor received a monthly distribution fee at an annual rate of 0.25% of average daily net assets for Class A shares (under former designation, Class P shares).

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $266 and $452, respectively, for the ten-month period ended October 31, 2010.

The Fund was advised by the Distributor that the amount of sales charges retained on the sales of Investor Class shares for the period November 13, 2009 through December 31, 2009 were $19.

Prior to November 13, 2009, no sales charges were retained by the Predecessor Fund.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the ten-month period ended October 31, 2010, were as follows:

Investor Class                         $    119
-----------------------------------------------
Class A                                     502
-----------------------------------------------
Class C                                      39
-----------------------------------------------
Class I                                 178,064
-----------------------------------------------



For the period November 13, 2009 through December 31, 2009, transfer agent expenses incurred by the Fund were as follows:

Investor Class                         $    --
----------------------------------------------
Class A                                $     8
----------------------------------------------
Class C                                $    --
----------------------------------------------
Class I                                $24,389
----------------------------------------------



Transfer agent expenses incurred by the Predecessor Fund, for the period January 1, 2009 through November 13, 2009, and paid to another transfer agent were as follows:

Class A (under former designation,
  Class P)                             $     14
-----------------------------------------------
Class I (under former designation,
  Institutional Shares)                $107,768
-----------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

Prior to November 13, 2009 no small account fees were implemented by the Predecessor Fund.


20    MainStay Epoch U.S. Equity Fund

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Investor Class                       $27,355  37.0%
--------------------------------------------------
Class C                               27,168  81.8
--------------------------------------------------



(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the ten-month period ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $6,155.

For the period November 13, 2009 through December 31, 2009, there were no legal service fees paid by the Predecessor Fund to New York Life Investments.

NOTE 4-FEDERAL INCOME TAX

Effective January 4, 2010, the Fund has changed its tax year end from December 31 to October 31.

At October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

              ACCUMULATED          OTHER        UNREALIZED          TOTAL
  ORDINARY        CAPITAL      TEMPORARY      APPRECIATION    ACCUMULATED
    INCOME    GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)    GAIN (LOSS)
$4,196,870    $19,122,732            $--       $28,805,123    $52,124,725
-------------------------------------------------------------------------



The difference between book-basis and tax basis unrealized appreciation/(depreciation) is primarily due to wash sales deferrals and partnership distributions.

The following table discloses the current period reclassifications between undistributed net investment income and accumulated net realized gain on investments, arising from permanent differences; net assets at October 31, 2010 were not affected.

                      ACCUMULATED
  UNDISTRIBUTED      NET REALIZED
 NET INVESTMENT    GAIN (LOSS) ON         ADDITIONAL
  INCOME (LOSS)       INVESTMENTS    PAID-IN CAPITAL
            $--               $--                $--
---------------------------------------- -----------



The tax character of distributions paid during the ten-month period ended October 31, 2010 and the fiscal years ended December 31, 2009 and December 31, 2008 shown in the Statements of Changes in Net Assets, was as follows:

                            2010         2009     2008
Distributions paid from:
  Ordinary Income            $--  $11,966,934  $74,040
------------------------------------------------------



NOTE 5-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6--LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the ten-month period ended October 31, 2010.

NOTE 7-PURCHASES AND SALES OF SECURITIES IN (000'S)

During the ten-month period ended October 31, 2010, purchases and sales of securities, other than short-term securities, were $153,129 and $96,458, respectively.

For the year ended December 31, 2009, purchases and sales of securities, other than short-term securities and securities subject to repurchase transactions, were $89,354 and $72,395, respectively.

NOTE 8-CAPITAL SHARE TRANSACTIONS


 INVESTOR CLASS                   SHARES        AMOUNT
Ten-month period ended
  October 31, 2010:
Shares sold                       13,843  $    184,509
Shares redeemed                     (542)       (7,151)
                              ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                      13,301       177,358
Shares converted from
  Investor Class (See Note
  1)                             (10,045)     (123,949)
                              ------------------------
Net increase (decrease)            3,256  $     53,409
                              ========================
Period ended December 31,
  2009 (a):
Shares sold                        2,218  $     27,541
Shares issued to
  shareholders in
  reinvestment of dividends            5            66
                              ------------------------
Net increase (decrease)            2,223  $     27,607
                              ========================



                                                   mainstayinvestments.com    21

 CLASS A                          SHARES        AMOUNT

Ten-month period ended
  October 31, 2010:

Shares sold                       60,381  $    780,351

Shares redeemed                  (17,575)     (215,229)
                              ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                      42,806       565,122

Shares converted into Class
  A (See Note 1)                  10,044       123,949
                              ------------------------


Net increase (decrease)           52,850  $    689,071
                              ========================


Period ended December 31,
  2009 (b):

Shares sold                        9,794  $    122,216

Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                  205           127
                              ------------------------


Net increase (decrease)            9,999  $    122,343
                              ========================



 CLASS C                          SHARES        AMOUNT

Ten-month period ended
  October 31, 2010:

Shares sold                          451  $      5,796
                              ------------------------


Net increase (decrease)              451  $      5,796
                              ========================


Period ended December 31,
  2009 (a):

Shares sold                        2,020  $     25,000

Shares issued to
  shareholders in
  reinvestment of dividends            3            42
                              ------------------------


Net increase (decrease)            2,023  $     25,042
                              ========================



 CLASS I                          SHARES        AMOUNT

Ten-month period ended
  October 31, 2010:

Shares sold                   11,488,021  $147,756,064

Shares redeemed               (6,788,013)  (89,356,343)
                              ------------------------


Net increase (decrease)        4,700,008  $ 58,399,721
                              ========================


Year ended December 31,
  2009:

Shares sold                    8,316,820  $ 90,963,961

Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions               30,085       374,736

Shares redeemed               (5,228,135)  (63,361,768)
                              ------------------------


Net increase (decrease)        3,118,770  $ 27,976,929
                              ========================


Period ended October 31,
  2008 (c):

Shares sold                    9,140,072  $ 91,722,291

Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                  103         1,071

Shares redeemed                  (34,300)     (359,926)
                              ------------------------


Net increase (decrease)        9,105,875  $ 91,363,436
                              ========================


(a) Investor Class shares and Class C shares were first offered on November 16, 2009.

(b) Class A shares were first offered on February 3, 2009.

(C) Class I shares were first offered on December 3, 2008.


NOTE 9-DIVIDENDS

On May 17, 2010, the Fund's management declared dividends and distributions in the amount of the Fund's remaining undistributed Investment Company Taxable Income and Net Capital Gain for the Fund's taxable year ended December 31, 2009, which is in accordance with the provisions of Section 855(a) of the Internal Revenue Code. This dividend and distribution was payable to shareholders of record on December 10, 2010. The ex-dividend, reinvestment and payment date was on December 13, 2010.

NOTE 10-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal ten-month period ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments or disclosure have been identified other than the extension of the written expense limitation agreement as disclosed in Note 3(A) to these financial statements.


22    MainStay Epoch U.S. Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Epoch U.S. Equity Fund (the "Fund"), one of the funds comprising MainStay Funds Trust, as of October 31, 2010 and the related statements of operations and statements of changes in net assets for the ten-month period ended October 31, 2010 and the year ended December 31, 2009, and the financial highlights for the ten-month period ended October 31, 2010 and the year ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended December 31, 2008, and the financial highlights for each of the years or periods presented through December 31, 2008 were audited by other auditors, whose report dated February 27, 2009 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Epoch U.S. Equity Fund of MainStay Funds Trust as of October 31, 2010, the results of its operations and changes in its net assets, and the financial highlights for the ten-month period ended October 31, 2010 and the year ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


                                                   mainstayinvestments.com    23

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Epoch U.S. Equity Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and Epoch Investment Partners, Inc. ("Epoch") on behalf of the Fund.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and Epoch on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management and/or subadvisory fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates and Epoch as subadviser to the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments and Epoch; (ii) the investment performance of the Fund, New York Life Investments and Epoch; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates and by Epoch as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND EPOCH

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing Epoch's compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

The Board also examined the nature, extent and quality of the services that Epoch provides to the Fund. The Board evaluated Epoch's experience in serving as subadviser to the Fund and managing other portfolios. It examined Epoch's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at Epoch, and Epoch's overall legal and compliance environment. The Board also reviewed Epoch's willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the Fund's

24    MainStay Epoch U.S. Equity Fund
portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and Epoch's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments and Epoch to enhance investment returns, supported a determination to approve the Agreements. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND EPOCH

The Board considered the costs of the services provided by New York Life Investments and Epoch under the Agreements, and the profits realized by New York Life Investments, its affiliates and Epoch due to their relationships with the Fund.

In evaluating any costs and profits of New York Life Investments and its affiliates and Epoch due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and Epoch must be in a position to pay and retain experienced professional personnel to provide services to the Fund and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, although the Board did not receive specific profitability information from Epoch (due to the fact that Epoch was appointed as Subadviser only recently), the Board considered representations from Epoch and New York Life Investments that the subadvisory fee paid by New York Life Investments to Epoch for services provided to the Fund was the result of arm's-length negotiations. Because Epoch is not affiliated with New York Life Investments, and Epoch's fees are paid directly by New York Life Investments, the Board focused primarily on the profitability of the relationship among New York Life Investments and its affiliates and the Fund.

The Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board recognized, for example, the benefits to Epoch from legally permitted "soft-dollar" arrangements by which brokers provide research and other services to Epoch in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities. The Board also requested and received information from Epoch and New York Life Investments concerning other business relationships between Epoch and its affiliates and New York Life Investments and its affiliates.

The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.


                                                   mainstayinvestments.com    25

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED) (CONTINUED)



After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates and Epoch due to their relationships with the Fund supported the Board's determination to approve the Agreements. With respect to Epoch, the Board considered that any profits to be realized by Epoch due to its relationship with the Fund are the result of arm's-length negotiations between New York Life Investments and Epoch, and are based on subadvisory fees to be paid to Epoch by New York Life Investments, not the Fund.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to Epoch are paid by New York Life Investments, not the Fund. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and Epoch on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and Epoch about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


26    MainStay Epoch U.S. Equity Fund

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the ten-month period ended October 31, 2010, the Fund designated approximately $2,077,654 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

The dividends paid by the Fund during the ten-month period ended October 31, 2010, should be multiplied by 21.8% to arrive at the amount eligible for the corporate dividends received deduction.

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's ten-month period ended October 31, 2010.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; and
(ii) on the SEC's website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting records for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX or proxy voting record is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Fund's website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


                                                   mainstayinvestments.com    27

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


28    MainStay Epoch U.S. Equity Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    29

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


30    MainStay Epoch U.S. Equity Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    31

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


32    MainStay Epoch U.S. Equity Fund

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     (C) 2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-A021229 MS333-10                                        MSEUE11-12/10
                                                                              F1

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY FLOATING RATE FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------

Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   10
---------------------------------------------
Financial Statements                       21
---------------------------------------------
Notes to Financial Statements              27
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            34
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  35
---------------------------------------------
Federal Income Tax Information             38
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        38
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       38
---------------------------------------------
Board Members and Officers                 39
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.



                                      LOGO
(LINE GRAPH)

                      MAINSTAY FLOATING
                          RATE FUND         CREDIT SUISSE
                           CLASS I         LEVERAGED LOAN
                            SHARE               INDEX
                      -----------------    --------------
5/3/04                      10000               10000
10/31/04                    10192               10226
10/31/05                    10597               10826
10/31/06                    11202               11565
10/31/07                    11638               12046
10/31/08                     9697                9597
10/31/09                    11912               11965
10/31/10                    13015               13308




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            ONE YEAR    FIVE YEAR
-----------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 3% Initial Sales Charge            With sales charges           5.50%       3.19%
                                                                       Excluding sales charges      8.76        3.82
-----------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 3% Initial Sales Charge            With sales charges           5.60        3.26
                                                                       Excluding sales charges      8.87        3.89
-----------------------------------------------------------------------------------------------------------------------
Class B Shares              Maximum 3% CDSC if Redeemed                With sales charges           5.06        3.07
                            Within the First Four Years of Purchase    Excluding sales charges      8.06        3.07
-----------------------------------------------------------------------------------------------------------------------
Class C Shares              Maximum 1% CDSC if Redeemed                With sales charges           7.06        3.07
                            Within One Year of Purchase                Excluding sales charges      8.06        3.07
-----------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                         9.26        4.20
-----------------------------------------------------------------------------------------------------------------------

                              SINCE        GROSS
                            INCEPTION     EXPENSE
CLASS                        (5/3/04)    RATIO(2)
-------------------------------------------------
Investor Class Shares(3)      3.30%        1.19%
                              3.79         1.19
-------------------------------------------------
Class A Shares                3.35         1.01
                              3.84         1.01
-------------------------------------------------
Class B Shares                3.03         1.94
                              3.03         1.94
-------------------------------------------------
Class C Shares                3.03         1.94
                              3.03         1.94
-------------------------------------------------
Class I Shares                4.13         0.77
-------------------------------------------------








1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain contractual fees and expenses. Unadjusted, the performance shown for Investor Class shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                          ONE      FIVE      SINCE
                                              YEAR     YEARS    INCEPTION
Credit Suisse Leveraged Loan Index(4)        11.23%    4.21%      4.49%
-------------------------------------------------------------------------
Average Lipper Loan Participation Fund(5)    10.54     3.36       3.69
-------------------------------------------------------------------------






4. The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, U.S. dollar denominated non-investment-grade loans. Results assume reinvestment of all income and capital gains. The Credit Suisse Leveraged Loan Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
5. The average Lipper loan participation fund is representative of funds that invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Floating Rate Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY FLOATING RATE FUND
(UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,026.00        $5.62          $1,019.70         $5.60
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,026.50        $5.16          $1,020.10         $5.14
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES                      $1,000.00       $1,022.10        $9.38          $1,015.90         $9.35
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,023.20        $9.43          $1,015.90         $9.40
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,028.80        $3.89          $1,021.40         $3.87
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.10% for Investor Class, 1.01% for Class A, 1.84% for Class B, 1.85% for Class C and 0.76% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)

(PIE CHART)

Floating Rate Loans                             80.80
Short-Term Investments                           8.10
Corporate Bonds                                  7.70
Foreign Floating Rate Loans                      4.80
Yankee Bond                                      0.50
Common Stocks                                    0.10
Other Assets, Less Liabilities                  (2.00)




See Portfolio of Investments beginning on page 10 for specific holdings within these categories.


TOP TEN HOLDINGS OR ISSUERS HELD AS OF OCTOBER 31, 2010 (excluding short-term investments)

    1.  Community Health Systems, Inc., 2.549%, due 7/25/14
    2.  Georgia-Pacific Corp., 2.288%-3.541%, due 12/20/12-12/23/14
    3.  Charter Communications Operating LLC, 2.26%-7.25%, due
        3/6/14-9/6/16
    4.  Bucyrus International, Inc., 4.50%, due 2/19/16
    5.  Biomet, Inc., 3.282%, due 3/25/15
    6.  Intelsat Corp., 2.79%, due 1/3/14
    7.  Graham Packaging Co., L.P., 6.00%-6.75%, due 4/5/14-9/23/16
    8.  Penn National Gaming, Inc., 2.034%, due 10/3/12
    9.  UPC Financing Partnership, 4.251%, due 12/30/16-12/29/17
   10.  Hertz Corp. (The), 0.339%-2.01%, due 12/21/12





8    MainStay Floating Rate Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio manager Robert H. Dial of New York Life Investments,(1) the Fund's Manager.

HOW DID MAINSTAY FLOATING RATE FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Floating Rate Fund returned 8.76% for Investor Class shares, 8.87% for Class A shares and 8.06% for both Class B and Class C shares during the 12 months ended October 31, 2010. Over the same period, Class I shares returned 9.26%. All share classes underperformed the 10.54% return of the average Lipper(2) loan participation fund and the 11.23% return of the Credit Suisse Leveraged Loan Index(3) for the 12 months ended October 31, 2010. The Credit Suisse Leveraged Loan Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

During the latter half of 2009 and continuing into 2010, riskier assets experienced a significant market rally. The Fund's underweight position in riskier credits (unrated credits and those rated CCC(4) and lower) detracted from relative performance as these loans outperformed their higher-rated counterparts during the reporting period as a whole. However, during the spring and summer of 2010, credits rated BB(5) outperformed riskier credits, mitigating some of the Fund's underperformance relative to the Credit Suisse Leveraged Loan Index.

WHAT WAS THE FUND'S DURATION(6) STRATEGY DURING THE REPORTING PERIOD?

The Fund invested in floating-rate loans that had a weighted average effective duration of less than three months. The floating-rate loans may have final maturities of five to seven years, but as long as nine years, but their underlying interest-rate contracts, which are typically pegged to LIBOR,(7) reset every 30, 60, 90 or 180 days. The weighted average reset figure for the Fund at the end of the 12-month period was 44 days. Since actual reset dates may vary for different loans in the Fund, the actual period between a shift in interest rates and the time when the Fund would "catch up" may differ.

WHAT SPECIFIC FACTORS, RISKS, OR MARKET FORCES PROMPTED SIGNIFICANT DECISIONS FOR THE FUND DURING THE REPORTING PERIOD?

In late 2009 and early 2010, credits rated CCC outperformed credits rated BB. The Fund's overweight position in loans rated BB and underweight position in unrated loans and loans rated CCC or lower caused the Fund's performance to lag the Index during that time. However, during the spring and summer of 2010, loans rated BB outperformed their CCC counterparts, which helped the Fund's performance relative to the Index.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of October 31, 2010, the Fund was significantly underweight relative to the Credit Suisse Leveraged Loan Index in loans that were either unrated or rated CCC or lower. As of October 31, 2010, the Fund held 3.63% of its total net assets in unrated loans and loans rated CCC or lower, while 21.90% of the Credit Suisse Leveraged Loan Index was made up of those riskier assets.


1. "New York Life Investments" is a service mark used by New York Life Investment Management LLC.
2. See footnote on page 6 for more information on Lipper Inc.
3. See footnote on page 6 for more information on the Credit Suisse Leveraged Loan Index.
4. Debt rated CCC by Standard & Poor's is deemed by Standard & Poor's to be currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor. It is the opinion of Standard & Poor's that in the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.
5. Debt rated BB by Standard & Poor's is deemed by Standard & Poor's to be less vulnerable to nonpayment than other speculative issues. In the opinion of Standard & Poor's, however, debt rated BB faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.
6. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity-gauge than average maturity.
7. London InterBank Offered Rate (LIBOR) is an interest rate that is widely used as a reference rate in bank, corporate and government lending agreements.

The opinions expressed are those of the portfolio manager as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                    mainstayinvestments.com    9

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010


                               PRINCIPAL
                                  AMOUNT           VALUE
LONG-TERM BONDS 93.8%+
CORPORATE BONDS 7.7%
--------------------------------------------------------

AEROSPACE & DEFENSE 0.5%
Oshkosh Corp.
  8.25%, due 3/1/17          $ 3,400,000  $    3,714,500
Spirit Aerosystems, Inc.
  7.50%, due 10/1/17             865,000         908,250
                                          --------------
                                               4,622,750
                                          --------------

BEVERAGE, FOOD & TOBACCO 0.6%
Del Monte Corp.
  7.50%, due 10/15/19          3,000,000       3,292,500
Dole Food Co., Inc.
  8.00%, due 10/1/16 (a)       2,500,000       2,656,250
                                          --------------
                                               5,948,750
                                          --------------

BROADCASTING & ENTERTAINMENT 0.4%
CSC Holdings LLC
  8.625%, due 2/15/19          1,300,000       1,503,125
Insight Communications Co.,
  Inc.
  9.375%, due 7/15/18 (a)      2,500,000       2,712,500
                                          --------------
                                               4,215,625
                                          --------------

BUILDINGS & REAL ESTATE 0.4%
Building Materials Corp. of
  America
  6.875%, due 8/15/18 (a)      2,400,000       2,400,000
CB Richard Ellis Services,
  Inc.
  6.625%, due 10/15/20
  (a)(b)                       1,800,000       1,827,000
                                          --------------
                                               4,227,000
                                          --------------

CHEMICALS, PLASTICS & RUBBER 1.7%
Ashland, Inc.
  9.125%, due 6/1/17           1,000,000       1,152,500
Hexion U.S. Finance
  Corp./Hexion Nova Scotia
  Finance ULC
  8.875%, due 2/1/18           4,500,000       4,831,875
Lyondell Chemical Co.
  11.00%, due 5/1/18           7,487,280       8,385,754
Nalco Co.
  8.25%, due 5/15/17           1,800,000       2,004,750
                                          --------------
                                              16,374,879
                                          --------------

CONTAINERS, PACKAGING & GLASS 1.1%
Crown Americas LLC/Crown
  Americas Capital Corp. II
  7.625%, due 5/15/17          1,800,000       1,962,000
Greif, Inc.
  7.75%, due 8/1/19            1,350,000       1,471,500
Silgan Holdings, Inc.
  7.25%, due 8/15/16           3,000,000       3,198,750
Solo Cup Co.
  10.50%, due 11/1/13          3,750,000       3,918,750
                                          --------------
                                              10,551,000
                                          --------------

DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS &
  MINERALS 0.1%
Boise Paper Holdings
  LLC/Boise Co-Issuer Co.
  8.00%, due 4/1/20            1,300,000       1,404,000
                                          --------------



DIVERSIFIED/CONGLOMERATE SERVICE 0.4%
Corrections Corp. of
  America
  7.75%, due 6/1/17            3,000,000       3,262,500
Fidelity National
  Information Services,
  Inc.
  7.625%, due 7/15/17 (a)        900,000         974,250
                                          --------------
                                               4,236,750
                                          --------------

ECOLOGICAL 0.2%
Clean Harbors, Inc.
  7.625%, due 8/15/16          2,070,000       2,186,438
                                          --------------


HEALTHCARE, EDUCATION & CHILDCARE 0.5%
HCA, Inc.
  8.50%, due 4/15/19           1,200,000       1,350,000
Mylan, Inc.
  7.625%, due 7/15/17 (a)      3,500,000       3,850,000
                                          --------------
                                               5,200,000
                                          --------------

HOTELS, MOTELS, INNS & GAMING 0.4%
Ameristar Casinos, Inc.
  9.25%, due 6/1/14            2,385,000       2,581,762
MGM Resorts International
  10.375%, due 5/15/14           300,000         337,500
  11.125%, due 11/15/17          850,000         977,500
                                          --------------
                                               3,896,762
                                          --------------

LEISURE, AMUSEMENT, MOTION PICTURES & ENTERTAINMENT 0.1%
Cinemark USA, Inc.
  8.625%, due 6/15/19            600,000         647,250
                                          --------------


MACHINERY 0.2%
SPX Corp.
  6.875%, due 9/1/17 (a)       1,500,000       1,635,000
                                          --------------


MACHINERY (NON-AGRICULTURE, NON-CONSTRUCT & NON-
  ELECTRONIC) 0.2%
CPM Holdings, Inc.
  10.625%, due 9/1/14 (a)      1,475,000       1,593,000
                                          --------------


MINING, STEEL, IRON & NON-PRECIOUS METALS 0.5%
Consol Energy, Inc.
  8.00%, due 4/1/17 (a)        4,500,000       4,927,500
                                          --------------



+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings or issuers held, as of October 31, 2010, excluding short-term investments. May be subject to change daily.

10    MainStay Floating Rate Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                               PRINCIPAL
                                  AMOUNT           VALUE
CORPORATE BONDS (CONTINUED)

OIL & GAS 0.1%
Energy Transfer Equity,
  L.P.
  7.50%, due 10/15/20        $ 1,462,000  $    1,593,580
                                          --------------


PRINTING & PUBLISHING 0.1%
Nielsen Finance LLC
  11.625%, due 2/1/14          1,300,000       1,495,000
                                          --------------


TELECOMMUNICATIONS 0.2%
GCI, Inc.
  7.25%, due 2/15/14           1,595,000       1,626,900
                                          --------------
Total Corporate Bonds
  (Cost $70,063,866)                          76,382,184
                                          --------------


FLOATING RATE LOANS 80.8% (C)
--------------------------------------------------------

AEROSPACE & DEFENSE 1.5%
BE Aerospace, Inc.
  Term Loan B
  5.75%, due 7/28/14           2,462,285       2,479,199
Spirit Aerosystems, Inc.
  Term Loan B2
  3.539%, due 9/30/16          3,472,858       3,454,410
Transdigm, Inc.
  Term Loan
  2.269%, due 6/23/13          5,765,454       5,686,178
Triumph Group, Inc.
  Term Loan B
  4.50%, due 6/16/16           3,491,250       3,508,706
                                          --------------
                                              15,128,493
                                          --------------

AUTOMOBILE 6.5%
Allison Transmission, Inc.
  Term Loan B
  3.028%, due 8/7/14           6,753,616       6,475,029
Dana Corp.
  Term Loan B
  4.587%, due 1/30/15          7,147,667       7,122,143
Dayco Products LLC (Mark IV
  Industries)
  Term Loan B2
  10.50%, due 5/13/14(b)         593,317         590,350
  Term Loan B4
  12.50%, due 11/13/14(b)         93,385          90,583
Federal-Mogul Corp.
  Term Loan B
  2.198%, due 12/29/14         2,628,378       2,330,223
  Term Loan C
  2.198%, due 12/28/15         3,821,877       3,388,335
Ford Motor Co.
  Term Loan B1
  3.038%, due 12/16/13        10,151,375      10,045,578
Goodyear Tire & Rubber Co.
  (The)
  2nd Lien Term Loan
  2.21%, due 4/30/14           5,250,000       5,031,248
KAR Holdings, Inc.
  Term Loan B
  3.01%, due 10/18/13          5,000,000       4,861,460
Key Safety Systems, Inc.
  1st Lien Term Loan
  2.506%, due 3/8/14           3,612,826       3,284,662
Pinafore, LLC
  Term Loan B
  6.75%, due 9/29/16           6,000,000       6,067,500
Sensata Technologies
  Finance Co. LLC
  US Term Loan
  2.038%, due 4/26/13          6,264,043       6,091,782
Tenneco, Inc.
  Tranche B Term Loan
  5.039%, due 6/3/16 (b)         798,000         800,992
  Tranche B1 Credit Linked
  Deposit
  5.257%, due 3/17/14 (b)      2,361,559       2,370,415
United Components, Inc.
  Term Loan B
  6.25%, due 3/23/17 (b)       5,400,000       5,440,500
                                          --------------
                                              63,990,800
                                          --------------

BEVERAGE, FOOD & TOBACCO 3.5%
American Seafoods Group LLC
  Term Loan B
  5.50%, due 5/7/15 (b)        2,743,125       2,737,090
Constellation Brands, Inc.
  Term Loan B
  1.813%, due 6/5/13           3,000,000       2,981,250
  Extended Term Loan B
  3.063%, due 6/5/15           4,000,000       4,012,500
Dean Foods Co.
  Extended Term Loan B2
  3.54%, due 4/2/17            8,586,222       8,566,817
Dole Food Co., Inc.
  Term Loan C
  5.041%, due 3/2/17           3,140,044       3,150,677
  Term Loan B
  5.06%, due 3/2/17            1,264,235       1,268,516
Michael Foods Group, Inc.
  Term Loan B
  6.25%, due 6/29/16           5,446,350       5,509,326


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11

                               PRINCIPAL
                                  AMOUNT           VALUE
FLOATING RATE LOANS (CONTINUED)
BEVERAGE, FOOD & TOBACCO (CONTINUED)
Wm. Bolthouse Farms, Inc.
  New 1st Lien Term Loan
  5.50%, due 2/11/16         $ 6,298,363  $    6,277,893
                                          --------------
                                              34,504,069
                                          --------------

BROADCASTING & ENTERTAINMENT 6.6%
Atlantic Broadband Finance
  LLC
  Term Loan B-2-A
  2.54%, due 9/1/11              137,469         136,164
  Term Loan B-2-B
  6.75%, due 5/31/13           3,696,638       3,704,338
X  Charter Communications
  Operating LLC
  Replacement Term Loan
  2.26%, due 3/6/14            1,759,394       1,725,297
  Extended Term Loan
  3.54%, due 9/6/16            3,974,835       3,897,469
  New Term Loan
  7.25%, due 3/6/14            5,243,054       5,420,946
CSC Holdings, Inc.
  Extended Term Loan B3
  2.006%, due 3/29/16            995,000         974,271
  Incremental B2 Term Loan
  2.006%, due 3/29/16          8,253,602       8,159,717
Emmis Operating Co.
  Term Loan B
  4.289%, due 11/1/13            268,019         228,821
Gray Television, Inc.
  Term Loan B
  3.76%, due 12/31/14          5,022,195       4,858,974
Insight Midwest Holdings
  LLC
  Initial Term Loan
  2.021%, due 4/7/14           3,590,609       3,457,243
Knology Inc.
  New Term Loan B
  5.50%, due 10/17/16          8,700,000       8,727,188
LodgeNet Entertainment
  Corp.
  Term Loan
  2.29%, due 4/4/14              652,955         617,043
Mediacom Broadband Group
  (FKA MCC Iowa)
  Tranche D1 Term Loan
  2.00%, due 1/31/15           1,857,195       1,772,074
Mediacom Broadband LLC
  Tranche F Term Loan
  4.50%, due 10/23/17          1,955,100       1,930,661
Univision Communications
  Inc.
  Extended Term Loan
  4.505%, due 3/31/17         10,177,861       9,592,573
Weather Channel (The)
  Replacement Term Loan
  5.00%, due 9/14/15           9,641,537       9,670,808
                                          --------------
                                              64,873,587
                                          --------------

BUILDINGS & REAL ESTATE 1.9%
Armstrong World Industries,
  Inc.
  Term Loan
  4.00%, due 10/2/13           1,900,655       1,891,912
Brickman Group Holdings
  Inc.
  New Term Loan B
  7.25%, due 10/14/16 (b)      3,000,000       3,031,254
Building Materials Corp. of
  America
  1st Lien Term Loan
  3.063%, due 2/24/14          5,184,981       5,133,940
CB Richard Ellis Services,
  Inc.
  Tranche B
  5.75%, due 12/20/13          2,947,032       2,937,823
  Tranche B1
  6.25%, due 12/21/15            993,243         992,002
Central Parking Corp.
  Synthetic Letter of
  Credit
  2.563%, due 5/22/14            568,966         477,931
  Term Loan
  2.563%, due 5/22/14          1,558,680       1,309,291
Realogy Corp.
  Letter of Credit
  0.106%, due 10/10/13           373,950         338,158
  Term Loan
  3.257%, due 10/10/13         2,743,398       2,480,816
                                          --------------
                                              18,593,127
                                          --------------

CHEMICALS, PLASTICS & RUBBER 5.6%
Celanese U.S. Holdings LLC
  Synthetic Letter of
  Credit
  0.256%, due 4/2/14           1,745,931       1,720,834
  Extended Term Loan C
  3.29%, due 10/31/16          7,130,541       7,155,955
CF Industries, Inc.
  Term Loan B1
  4.50%, due 4/6/15            7,168,932       7,217,681
Huntsman International LLC
  New Term Loan
  1.784%, due 4/21/14          3,247,066       3,164,876
INEOS U.S. Finance LLC
  Term Loan A2
  7.001%, due 12/14/12           353,535         361,047
  Term Loan B2
  7.501%, due 12/16/13         2,416,013       2,469,366
  Term Loan C2
  8.001%, due 12/16/14         2,691,457       2,750,892


12    MainStay Floating Rate Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                               PRINCIPAL
                                  AMOUNT           VALUE
FLOATING RATE LOANS (CONTINUED)
CHEMICALS, PLASTICS & RUBBER (CONTINUED)
ISP Chemco, Inc.
  Term Loan
  1.813%, due 6/4/14         $ 4,789,125  $    4,663,410
Kraton Polymers LLC
  Term Loan
  2.313%, due 5/13/13            623,795         608,590
Polymer Group, Inc.
  Tranche 2 Extending
  7.00%, due 11/24/14          4,175,454       4,170,235
Rockwood Specialties Group,
  Inc.
  Tranche H
  6.00%, due 5/15/14           5,068,932       5,062,596
Solutia, Inc.
  Term Loan B
  4.75%, due 3/17/17           9,425,287       9,474,374
Univar, Inc.
  Opco Term Loan
  3.255%, due 10/10/14         6,226,181       6,197,273
                                          --------------
                                              55,017,129
                                          --------------

CONTAINERS, PACKAGING & GLASS 3.3%
Berry Plastics Corp.
  Term Loan C
  2.376%, due 4/3/15           2,984,536       2,810,024
Crown Americas LLC
  Term B Dollar Loan
  2.01%, due 11/15/12          1,228,654       1,217,520
X  Graham Packaging Co.,
  L.P.
  Term Loan D
  6.00%, due 9/23/16           1,066,667       1,075,778
  Term Loan C
  6.75%, due 4/5/14            9,327,491       9,390,788
Graphic Packaging
  International, Inc.
  Term Loan B
  2.287%, due 5/16/14          3,317,903       3,250,301
  Term Loan C
  3.037%, due 5/16/14          4,772,680       4,725,549
Reynolds Group Holdings
  Inc.
  Term Loan D
  2.375%, due 5/5/16           1,500,000       1,509,783
Smurfit-Stone Container
  Enterprises, Inc.
  Exit Term Loan B
  6.75%, due 2/22/16           8,977,500       9,051,565
                                          --------------
                                              33,031,308
                                          --------------

DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS &
  MINERALS 1.2%
X  Georgia-Pacific Corp.
  Term Loan B1
  2.288%, due 12/20/12         2,028,688       2,024,768
  New Term Loan B
  2.292%, due 12/21/12         6,961,206       6,947,757
  New Term Loan C
  3.541%, due 12/23/14         2,838,487       2,839,819
                                          --------------
                                              11,812,344
                                          --------------

DIVERSIFIED/CONGLOMERATE MANUFACTURING 1.3%
X  Bucyrus International,
  Inc.
  Term Loan
  4.50%, due 2/19/16          10,945,927      11,041,704
Electrical Components
  International Holdings
  New Term Loan B
  9.50%, due 5/14/15           1,365,206       1,361,793
                                          --------------
                                              12,403,497
                                          --------------

DIVERSIFIED/CONGLOMERATE SERVICE 5.5%
Advantage Sales &
  Marketing, Inc.
  Term Loan
  5.00%, due 5/5/16            7,207,391       7,178,561
Dealer Computer Services,
  Inc.
  Term Loan B
  5.25%, due 4/21/17           6,971,529       6,955,551
Fidelity National
  Information Solutions,
  Inc.
  Term Loan B
  5.25%, due 7/18/16           8,964,474       9,055,723
First Data Corp.
  Term Loan B1
  3.006%, due 9/24/14          3,684,608       3,308,613
  Term Loan B2
  3.006%, due 9/24/14            931,794         836,603
  Term Loan B3
  3.006%, due 9/24/14            948,391         851,505
Language Line LLC
  Term Loan B
  5.50%, due 11/4/15           5,890,537       5,820,587
ServiceMaster Co.
  Delayed Draw Term Loan
  2.76%, due 7/24/14             628,868         596,324
  Term Loan
  2.769%, due 7/24/14          6,314,885       5,988,090
SunGard Data Systems, Inc.
  Tranche A
  2.006%, due 2/28/14          4,755,403       4,617,800
  Tranche B
  4.034%, due 2/26/16          3,864,392       3,810,654


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

                               PRINCIPAL
                                  AMOUNT           VALUE
FLOATING RATE LOANS (CONTINUED)
DIVERSIFIED/CONGLOMERATE SERVICE (CONTINUED)
VeriFone, Inc.
  Term Loan B
  3.01%, due 10/31/13        $ 1,327,500  $    1,314,225
Verint Systems, Inc.
  Term Loan B
  5.25%, due 5/25/14 (b)       3,719,708       3,673,212
                                          --------------
                                              54,007,448
                                          --------------

ECOLOGICAL 0.2%
Big Dumpster Merger Sub,
  Inc.
  Delayed Draw Term Loan B
  2.51%, due 2/5/13 (b)          331,011         239,569
  Term Loan B
  2.51%, due 2/5/13 (b)          786,152         568,978
Synagro Technologies, Inc.
  Term Loan B
  2.26%, due 4/2/14              967,500         836,887
  2nd Lien Term Loan
  5.01%, due 10/2/14             750,000         600,469
                                          --------------
                                               2,245,903
                                          --------------

FINANCE 2.1%
Brand Energy &
  Infrastructure Services,
  Inc.
  New Term Loan
  2.563%, due 2/7/14           2,292,601       2,155,045
X  Hertz Corp. (The)
  Synthetic Letter of
  Credit
  0.339%, due 12/21/12         1,244,672       1,232,398
  Tranche B Term Loan
  2.01%, due 12/21/12          8,975,176       8,886,672
MSCI, Inc.
  New Term Loan
  4.75%, due 6/1/16            7,980,000       8,017,410
Rental Services Corp.
  2nd Lien Term Loan
  3.80%, due 12/2/13             716,267         699,435
                                          --------------
                                              20,990,960
                                          --------------

GROCERY 0.9%
Roundy's Supermarkets, Inc.
  Extended Term Loan
  7.00%, due 11/3/13           3,459,313       3,462,558
SUPERVALU, Inc.
  Term Loan A
  1.13%, due 6/2/11            3,055,556       3,021,562
  Term Loan B1
  1.538%, due 6/1/12           2,636,267       2,563,172
  Extended Term Loan B2
  3.038%, due 10/5/15            129,270         125,715
                                          --------------
                                               9,173,007
                                          --------------

HEALTHCARE, EDUCATION & CHILDCARE 9.8%
AGA Medical Corp.
  Tranche B Term Loan
  2.364%, due 4/26/13 (b)      4,580,523       4,534,718
Alliance Healthcare
  Services, Inc.
  Term Loan B
  5.50%, due 6/1/16            7,195,625       7,120,668
AMR HoldCo., Inc.
  New Term Loan
  3.256%, due 4/8/15           4,196,875       4,191,629
Bausch and Lomb, Inc.
  Delayed Draw Term Loan
  3.505%, due 4/24/15          1,134,292       1,104,646
  Term Loan
  3.527%, due 4/24/15          4,677,449       4,555,200
X  Biomet, Inc.
  Term Loan B
  3.282%, due 3/25/15         11,043,411      10,869,477
X  Community Health
  Systems, Inc.
  Delayed Draw Term Loan
  2.549%, due 7/25/14            697,555         683,507
  Term Loan
  2.549%, due 7/25/14         13,570,212      13,296,921
Gentiva Health Services,
  Inc.
  New Term Loan B
  6.75%, due 8/15/16           2,500,000       2,511,458
HCA, Inc.
  Term Loan B
  2.539%, due 11/18/13         7,566,658       7,397,952
  Extended Term Loan B2
  3.539%, due 3/31/17          1,000,000         980,114
Health Management
  Associates, Inc.
  Term Loan B
  2.039%, due 2/28/14          5,773,222       5,630,496
Mylan Laboratories, Inc.
  Term Loan B
  3.563%, due 10/2/14          4,211,807       4,212,464
Quintiles Transnational
  Corp.
  Term Loan B
  2.29%, due 3/29/13           2,421,063       2,390,799
  2nd Lien Term Loan C
  4.29%, due 3/31/14             500,000         492,500
Royalty Pharma Finance
  Trust
  Term Loan B
  2.539%, due 4/16/13          5,765,007       5,723,574
Rural/Metro Operating Co.
  LLC
  Term Loan
  7.00%, due 12/9/14           2,278,524       2,275,675
Select Medical Corp.
  Extended Term Loan B
  4.089%, due 8/22/14          2,485,578       2,468,490


14    MainStay Floating Rate Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                               PRINCIPAL
                                  AMOUNT           VALUE
FLOATING RATE LOANS (CONTINUED)
HEALTHCARE, EDUCATION & CHILDCARE (CONTINUED)
Sunrise Medical Holdings,
  Inc.
  Term Loan B1
  8.25%, due 5/13/14 (b)     $ 1,565,343  $    1,408,809
Vanguard Health Holding Co.
  II LLC
  Term Loan B
  5.00%, due 1/29/16           6,467,541       6,463,498
Warner Chilcott Co. LLC
  Term Loan A
  6.00%, due 10/30/14          1,693,220       1,688,987
  Term Loan B2
  6.25%, due 4/30/15           1,825,789       1,831,874
  Term Loan B4
  6.50%, due 2/22/16             588,235         590,967
Warner Chilcott PLC
  Additional Term Loan
  6.25%, due 4/30/15             992,500         995,545
  Term Loan B1
  6.25%, due 4/30/15           1,096,288       1,099,942
WC Luxco SARL
  Term Loan B3
  6.50%, due 2/22/16           1,811,765       1,823,076
                                          --------------
                                              96,342,986
                                          --------------

HOME AND OFFICE FURNISHINGS, HOUSEWARES & DURABLE
  CONSUMER PRODUCTS 1.1%
Jarden Corp.
  Term Loan B4
  3.539%, due 1/26/15          7,058,661       7,056,141
  Term Loan B5
  3.539%, due 1/26/15          1,065,851       1,065,470
National Bedding Co. LLC
  1st Lien Term Loan
  2.375%, due 2/28/13          2,844,187       2,739,308
                                          --------------
                                              10,860,919
                                          --------------

HOTELS, MOTELS, INNS & GAMING 1.8%
Las Vegas Sands LLC
  Extended Delayed Draw
  Term Loan
  3.03%, due 11/23/16          1,515,163       1,414,310
  Extended Term Loan B
  3.03%, due 11/23/16          6,893,677       6,438,695
X  Penn National Gaming,
  Inc.
  Term Loan B
  2.034%, due 10/3/12         10,313,931      10,230,130
                                          --------------
                                              18,083,135
                                          --------------

INSURANCE 0.9%
Hub International Holdings,
  Inc.
  Delayed Draw Term Loan
  2.789%, due 6/13/14            175,221         167,661
  Initial Term Loan
  2.789%, due 6/13/14            779,519         745,882
  Add on Term Loan B
  6.75%, due 6/13/14           1,994,962       1,971,687
Multiplan, Inc.
  Term Loan B
  6.50%, due 8/26/17           5,944,615       5,965,053
                                          --------------
                                               8,850,283
                                          --------------

LEISURE, AMUSEMENT, MOTION PICTURES & ENTERTAINMENT 3.9%
AMC Entertainment, Inc.
  Term Loan
  1.755%, due 1/28/13          3,326,869       3,271,000
Bombardier Recreational
  Products, Inc.
  Term Loan
  3.392%, due 6/28/13 (b)      1,298,693       1,160,707
Cedar Fair, L.P.
  Term Loan B
  5.50%, due 12/15/16          6,982,500       7,063,497
Cinemark USA, Inc.
  Extended Term Loan
  3.553%, due 4/29/16          4,847,674       4,855,430
Metro-Goldwyn-Mayer
  Studios, Inc.
  Tranche B Term Loan
  20.50%, due 4/9/12 (d)       2,940,709       1,364,163
Regal Cinemas Corp.
  New Term Loan
  3.789%, due 11/21/16         9,624,828       9,648,890
Six Flags Theme Parks, Inc.
  Exit Term Loan B
  6.00%, due 6/30/16           5,563,312       5,578,555
Town Sports International,
  Inc.
  Term Loan
  2.125%, due 2/27/14          1,447,500       1,342,557
Universal City Development
  Partners, Ltd.
  New Term Loan B
  5.50%, due 11/6/14           3,985,000       4,012,365
                                          --------------
                                              38,297,164
                                          --------------

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCT & NON-
  ELECTRONIC) 2.9%
Alliance Laundry Systems
  LLC
  Term Loan B
  6.25%, due 9/23/16 (b)       5,250,000       5,292,656
Baldor Electric Co.
  Term Loan B
  5.25%, due 1/31/14           9,824,439       9,890,391


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

                               PRINCIPAL
                                  AMOUNT           VALUE
FLOATING RATE LOANS (CONTINUED)
MACHINERY (NON-AGRICULTURE, NON-CONSTRUCT & NON-
  ELECTRONIC) (CONTINUED)
Flowserve Corp.
  Term Loan B
  1.813%, due 8/10/12        $ 2,493,438  $    2,481,968
Gleason Corp.
  New U.S. Term Loan
  2.066%, due 6/30/13 (b)      1,414,579       1,386,287
Manitowoc Co., Inc. (The)
  Term Loan B
  8.00%, due 11/6/14           1,887,750       1,888,800
Rexnord Corp.
  Term Loan B
  2.813%, due 7/19/13          7,412,851       7,195,098
                                          --------------
                                              28,135,200
                                          --------------

MINING, STEEL, IRON & NON-PRECIOUS METALS 0.9%
Novelis, Inc.
  New Canadian Term Loan
  2.26%, due 7/6/14            1,867,559       1,831,209
  New U.S. Term Loan
  2.26%, due 7/6/14            4,486,397       4,399,073
Walter Industries, Inc.
  Term Loan
  2.509%, due 10/3/12          3,068,142       3,014,449
                                          --------------
                                               9,244,731
                                          --------------

OIL & GAS 1.0%
Dresser, Inc.
  Term Loan
  2.612%, due 5/4/14           8,756,129       8,709,616
  2nd Lien Term Loan
  6.112%, due 5/4/15           1,200,000       1,195,500
                                          --------------
                                               9,905,116
                                          --------------

PERSONAL & NONDURABLE CONSUMER PRODUCTS (MANUFACTURING
  ONLY) 1.0%
JohnsonDiversey, Inc.
  Term Loan B
  5.50%, due 11/24/15          6,076,667       6,122,242
Spectrum Brands, Inc.
  New Term Loan
  8.00%, due 6/16/16           3,500,000       3,565,079
                                          --------------
                                               9,687,321
                                          --------------

PERSONAL TRANSPORTATION 0.3%
United Airlines, Inc.
  Term Loan B
  2.313%, due 2/3/14           2,728,272       2,580,165
                                          --------------


PERSONAL, FOOD & MISCELLANEOUS SERVICES 1.0%
Aramark Corp.
  Term Loan
  2.164%, due 1/27/14          6,989,107       6,788,170
  Synthetic Letter of
  Credit
  2.281%, due 1/27/14            629,579         611,478
  Extended Letter of Credit
  3.506%, due 7/26/16             39,679          39,326
  Extended Term Loan B
  3.539%, due 7/26/16          2,540,011       2,517,389
                                          --------------
                                               9,956,363
                                          --------------

PRINTING & PUBLISHING 3.7%
Autotrader.com, Inc.
  Term Loan B
  6.00%, due 6/14/16           3,800,000       3,807,125
Cenveo Corp.
  Delayed Draw Term Loan
  4.792%, due 6/21/13             56,188          55,556
  Term Loan C
  4.792%, due 6/21/13          1,541,356       1,524,016
Dex Media East LLC
  New Term Loan
  2.795%, due 10/24/14         1,561,998       1,261,638
F&W Media, Inc.
  Term Loan
  7.75%, due 6/9/14 (b)(e)     1,863,247       1,863,247
  New 2nd Lien Term Loan
  15.00%, due 12/9/14
  (b)(e)                         779,253         779,253
Hanley Wood LLC
  New Term Loan B
  2.623%, due 3/8/14           1,604,170         705,835
Lamar Media Corp.
  Term Loan B
  4.25%, due 12/30/16          7,487,234       7,522,334
Medianews Group
  New Term Loan
  8.50%, due 3/19/14             369,568         347,393
Merrill Communications LLC
  Term Loan
  8.50%, due 12/24/12          5,129,990       4,937,616
Nielsen Finance LLC
  Class A Term Loan
  2.256%, due 8/9/13             215,281         210,347
Class B Term Loan
  4.006%, due 5/2/16           1,491,225       1,472,318
Class C Term Loan
  4.006%, due 5/2/16           5,484,675       5,391,435
Penton Media, Inc.
  New Term Loan B
  5.00%, due 8/1/14 (b)        5,340,584       3,952,032
R.H. Donnelley, Inc.
  New Term Loan
  9.00%, due 10/24/14          2,648,424       2,244,539


16    MainStay Floating Rate Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                               PRINCIPAL
                                  AMOUNT           VALUE
FLOATING RATE LOANS (CONTINUED)
PRINTING & PUBLISHING (CONTINUED)
SuperMedia, Inc.
  Exit Term Loan
  11.00%, due 12/31/15       $ 1,038,927  $      780,060
                                          --------------
                                              36,854,744
                                          --------------

PRINTING, PUBLISHING, & BROADCASTING 0.7%
Visant Corp.
  Term Loan B
  7.00%, due 12/22/16          7,000,000       7,056,875
                                          --------------


RETAIL STORE 3.4%
Michaels Stores, Inc.
  Term Loan B1
  2.634%, due 10/31/13         3,773,712       3,655,312
  Term Loan B2
  4.884%, due 7/31/16          4,533,613       4,489,537
NBTY, Inc.
  Term Loan B
  6.25%, due 10/2/17           1,200,000       1,214,777
Neiman Marcus Group, Inc.
  (The)
  Term Loan B
  2.294%, due 4/5/13           7,221,974       7,034,037
Pantry, Inc. (The)
  Delayed Draw Term Loan B
  2.01%, due 5/15/14             616,637         588,889
  Term Loan B
  2.01%, due 5/15/14           2,141,629       2,045,256
Petco Animal Supplies, Inc.
  Term Loan B
  2.527%, due 10/25/13         4,829,918       4,718,656
Pilot Travel Centers LLC
  Term Loan B
  5.25%, due 6/30/16           5,709,677       5,781,048
Yankee Candle Co., Inc.
  (The)
  Term Loan B
  2.26%, due 2/6/14            4,396,192       4,245,820
                                          --------------
                                              33,773,332
                                          --------------

TELECOMMUNICATIONS 2.6%
X  Intelsat Corp.
  Term Loan B2-A
  2.79%, due 1/3/14            3,711,975       3,611,221
  Term Loan B2-B
  2.79%, due 1/3/14            3,710,830       3,610,106
  Term Loan B2-C
  2.79%, due 1/3/14            3,710,830       3,610,106
MetroPCS Wireless, Inc.
  Term Loan B
  2.563%, due 11/4/13            330,690         326,660

  Extended Term Loan
  3.813%, due 11/4/16          9,088,450       9,064,102
Windstream Corp.
  Tranche B2
  3.04%, due 12/17/15          4,962,406       4,961,518
                                          --------------
                                              25,183,713
                                          --------------

TEXTILES & LEATHER 1.2%
Phillips-Van Heusen Corp.
  Tranche B
  4.75%, due 5/6/16            9,151,011       9,222,443
Spring Windows Fashions LLC
  Term Loan B
  3.063%, due 12/31/12 (b)     2,257,111       2,149,898
                                          --------------
                                              11,372,341
                                          --------------

UTILITIES 4.5%
AES Corp.
  Term Loan
  2.859%, due 8/10/11          2,000,000       1,992,500
BRSP LLC
  Term Loan B
  7.50%, due 6/4/14            1,457,639       1,463,178
Calpine Corp.
  1st Priority Term Loan
  3.165%, due 3/29/14          1,989,339       1,976,657
Covanta Energy Corp.
  Term Loan B
  1.857%, due 2/10/14          2,902,320       2,810,897
  Synthetic Letter of
  Credit
  1.934%, due 2/10/14          1,480,657       1,434,017
Dynegy Holdings, Inc.
  Synthetic Letter of
  Credit
  4.01%, due 4/2/13            3,026,895       2,985,275
  Term Loan B
  4.01%, due 4/2/13              222,068         219,015
KGen LLC
  Synthetic Letter of
  Credit
  2.063%, due 2/8/14           1,687,500       1,598,906
  1st Lien Term Loan
  2.063%, due 2/10/14          1,885,889       1,786,880
Mirant North America LLC
  Term Loan
  2.005%, due 1/3/13           3,176,951       3,154,712
New Development Holdings,
  Inc.
  Term Loan
  7.00%, due 7/3/17            6,784,250       6,902,974


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

                               PRINCIPAL
                                  AMOUNT           VALUE
FLOATING RATE LOANS (CONTINUED)
UTILITIES (CONTINUED)
NRG Energy, Inc.
  Synthetic Letter of
  Credit
  0.289%, due 2/1/13         $ 4,073,778  $    3,977,026
  Term Loan
  1.781%, due 2/1/13           2,025,525       1,977,418
  Extended Term Loan B
  3.539%, due 8/31/15          1,111,112       1,108,334
  Extended Letter of Credit
  3.539%, due 8/31/15          2,888,888       2,863,093
Texas Competitive Electric
  Holdings Co. LLC
  Term Loan B3
  3.756%, due 10/10/14         3,894,772       3,053,855
  Term Loan B2
  3.923%, due 10/10/14         1,915,443       1,500,989
TPF Generation Holdings LLC
  Synthetic Revolver
  0.189%, due 12/15/11            95,091          90,773
  Synthetic Letter of
  Credit
  0.189%, due 12/13/13           303,342         289,565
  Term Loan B
  2.289%, due 12/15/13           738,455         704,916
  2nd Lien Term Loan C
  4.539%, due 12/15/14         1,600,000       1,462,000
TPF II LC LLC
  Term Loan B
  3.039%, due 10/15/14 (b)     1,277,522       1,226,421
                                          --------------
                                              44,579,401
                                          --------------
Total Floating Rate Loans
  (Cost $801,966,834)                        796,535,461
                                          --------------


FOREIGN FLOATING RATE LOANS 4.8% (C)
--------------------------------------------------------

BROADCASTING & ENTERTAINMENT 1.0%
X  UPC Financing
  Partnership
  Term Loan T
  4.251%, due 12/30/16         7,258,741       7,071,226
  Term Loan X
  4.251%, due 12/29/17         3,241,439       3,146,222
                                          --------------
                                              10,217,448
                                          --------------

CHEMICALS, PLASTICS & RUBBER 0.5%
Brenntag Holding GmbH & Co.
  Term Loan B2
  4.022%, due 1/20/14          3,522,636       3,540,249
  Acquisition Term Loan
  4.032%, due 1/20/14          1,167,003       1,172,838
                                          --------------
                                               4,713,087
                                          --------------

CONTAINERS, PACKAGING & GLASS 0.8%
BWAY Corp.
  New Term Loan B
  5.522%, due 6/16/17          7,206,004       7,210,508
  New Term Loan C
  5.56%, due 6/16/17             675,563         675,985
                                          --------------
                                               7,886,493
                                          --------------

ELECTRONICS 0.9%
Flextronics International,
  Ltd.
  Term Loan B
  2.506%, due 10/1/12          4,440,261       4,363,667
  Delayed Draw A1-A Term
  Loan
  2.506%, due 10/1/14          1,110,348       1,081,664
  Term Loan A
  2.506%, due 10/1/14          3,864,011       3,764,192
                                          --------------
                                               9,209,523
                                          --------------

FINANCE 0.4%
Ashtead Group PLC
  Term Loan
  2.063%, due 8/31/11          4,014,000       3,963,825
                                          --------------


PRINTING & PUBLISHING 0.2%
Yell Group PLC
  New Term Loan B1
  4.005%, due 7/31/14          2,958,015       1,591,166
                                          --------------


TELECOMMUNICATIONS 1.0%
Intelsat Subsidiary Holding
  Co.
  Tranche B Term Loan
  2.79%, due 7/3/13            1,797,253       1,746,706
Telesat Canada
  U.S. Term I Loan
  3.26%, due 10/31/14          7,218,952       7,075,865
  U.S. Term II Loan
  3.26%, due 10/31/14            620,075         607,785
                                          --------------
                                               9,430,356
                                          --------------
Total Foreign Floating Rate
  Loans
  (Cost $48,597,258)                          47,011,898
                                          --------------


YANKEE BOND 0.5% (F)
--------------------------------------------------------

AEROSPACE & DEFENSE 0.5%
Bombardier, Inc.
  7.50%, due 3/15/18 (a)       4,200,000       4,588,500
                                          --------------
Total Yankee Bond
  (Cost $4,200,000)                            4,588,500
                                          --------------
Total Long-Term Bonds
  (Cost $924,827,958)                        924,518,043
                                          --------------




18    MainStay Floating Rate Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                  SHARES           VALUE
COMMON STOCKS 0.1%
--------------------------------------------------------

BEVERAGE, FOOD & TOBACCO 0.0%++
Nellson Nutraceutical, Inc.
  (b)(e)                             379  $      265,475
                                          --------------


PRINTING & PUBLISHING 0.1%
Affiliated Media, Inc.
  (b)(e)                          27,482         342,975
F&W Publications, Inc.
  (b)(e)                           6,055          66,305
SuperMedia, Inc. (g)               5,307          34,920
                                          --------------
                                                 444,200
                                          --------------
Total Common Stocks
  (Cost $1,807,765)                              709,675
                                          --------------



                               PRINCIPAL
                                  AMOUNT
SHORT-TERM INVESTMENTS 8.1%
--------------------------------------------------------

COMMERCIAL PAPER 4.6%
Basin Electric Power
  Cooperative, Inc.
  0.23%, due 12/1/10 (a)(h)  $ 5,500,000       5,498,946
Google, Inc.
  0.18%, due 12/14/10 (h)      8,000,000       7,998,280
International Business
  Machines Corp.
  0.18%, due 11/16/10
  (a)(h)                       8,000,000       7,999,400
John Deere Credit, Inc.
  0.21%, due 11/22/10
  (a)(h)                       6,000,000       5,999,265
National Rural Utilities
  Cooperative Finance Corp.
  0.28%, due 11/29/10 (h)      8,500,000       8,498,149
Walt Disney Co. (The)
  0.18%, due 11/12/10
  (a)(h)                       9,500,000       9,499,477
                                          --------------
Total Commercial Paper
  (Cost $45,493,517)                          45,493,517
                                          --------------

REPURCHASE AGREEMENTS 0.8%
BNP Paribas
  0.22%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $7,290,134
  (Collateralized by a U.S.
  Government Agency
  Obligation with a rate of
  6.75% and a maturity date
  of 7/15/27, with a
  Principal Amount of
  $5,370,000 and a Market
  Value of $7,436,108)         7,290,000       7,290,000

State Street Bank and Trust
  Co. 0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $458,232 (Collateralized
  by a United States
  Treasury Note with a rate
  of 2.125% and a maturity
  date of 5/31/15, with a
  Principal Amount of
  $445,000 and a Market
  Value of $468,941)         $   458,232         458,232
                                          --------------
Total Repurchase Agreements
  (Cost $7,748,232)                            7,748,232
                                          --------------


U.S. GOVERNMENT 2.7%
United States Treasury
  Bills
  0.073%, due 11/4/10 (h)     15,000,000      14,999,823
  0.131%, due 12/2/10 (h)     12,000,000      11,998,543
                                          --------------
Total U.S. Government
  (Cost $26,998,366)                          26,998,366
                                          --------------
Total Short-Term
  Investments
  (Cost $80,240,115)                          80,240,115
                                          --------------
Total Investments
  (Cost $1,006,875,838) (i)        102.0%  1,005,467,833
Other Assets, Less
  Liabilities                       (2.0)    (20,124,162)
                             -----------  --------------

Net Assets                         100.0% $  985,343,671
                             ===========  ==============





++   Less than one-tenth of a percent.
(a)  May be sold to institutional investors
     only under Rule 144A or securities
     offered pursuant to Section 4(2) of the
     Securities Act of 1933, as amended.
(b)  Illiquid security. The total market value
     of these securities at October 31, 2010
     is $45,798,726, which represents 4.7% of
     the Fund's net assets.
(c)  Floating Rate Loan--generally pays
     interest at rates which are periodically
     re-determined at a margin above the
     London InterBank Offered Rate ("LIBOR")
     or other short-term rates. The rate shown
     is the rate(s) in effect at October 31,
     2010. Floating Rate Loans are generally
     considered restrictive in that the Fund
     is ordinarily contractually obligated to
     receive consent from the Agent Bank
     and/or borrower prior to disposition of a
     Floating Rate Loan.
(d)  Issue in default.
(e)  Fair valued security. The total market
     value of these securities at October 31,
     2010 is $3,317,255, which represents 0.3%
     of the Fund's net assets.
(f)  Yankee Bond--dollar-denominated bond
     issued in the United States by a foreign
     bank or corporation.
(g)  Non-income producing security.
(h)  Interest rate presented is yield to
     maturity.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

(i)  At October 31, 2010, cost is
     $1,006,839,641 for federal income tax
     purposes and net unrealized depreciation is as follows:



Gross unrealized appreciation      $ 15,038,133
Gross unrealized depreciation       (16,409,941)
                                   ------------
Net unrealized depreciation        $ (1,400,246)
                                   ============



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                      QUOTED
                                                   PRICES IN
                                                      ACTIVE     SIGNIFICANT
                                                 MARKETS FOR           OTHER   SIGNIFICANT
                                                   IDENTICAL      OBSERVABLE  UNOBSERVABLE
                                                      ASSETS          INPUTS        INPUTS
 DESCRIPTION                                       (LEVEL 1)       (LEVEL 2)     (LEVEL 3)           TOTAL
Investments in Securities (a)
Long-Term Bonds
  Corporate Bonds                                    $    --  $   76,382,184    $       --  $   76,382,184
  Floating Rate Loans (b)                                 --     793,892,961     2,642,500     796,535,461
  Foreign Floating Rate Loans                             --      47,011,898            --      47,011,898
  Yankee Bond                                             --       4,588,500            --       4,588,500
                                                     -------  --------------    ----------  --------------
Total Long-Term Bonds                                     --     921,875,543     2,642,500     924,518,043
                                                     -------  --------------    ----------  --------------
Common Stocks (c)                                     34,920              --       674,755         709,675
                                                     -------  --------------    ----------  --------------
Short-Term Investments
  Commercial Paper                                        --      45,493,517            --      45,493,517
  Repurchase Agreements                                   --       7,748,232            --       7,748,232
  U.S. Government                                         --      26,998,366            --      26,998,366
                                                     -------  --------------    ----------  --------------
Total Short-Term Investments                              --      80,240,115            --      80,240,115
                                                     -------  --------------    ----------  --------------
Total Investments in Securities                      $34,920  $1,002,115,658    $3,317,255  $1,005,467,833
                                                     =======  ==============    ==========  ==============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The level 3 securities valued at $1,863,247 and $779,253 are held in Printing & Publishing within the Floating Rate Loans section of the Portfolio of Investments.

(c) The level 3 securities valued at $265,475, $342,975 and $66,305 are held in Beverage, Food & Tobacco and Printing & Publishing within the Common Stock section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                               BALANCE                             CHANGE IN
                                 AS OF     ACCRUED  REALIZED      UNREALIZED                       TRANSFERS  TRANSFERS
 INVESTMENTS IN            OCTOBER 31,   DISCOUNTS      GAIN    APPRECIATION                           IN TO     OUT OF
 SECURITIES                       2009  (PREMIUMS)    (LOSS)  (DEPRECIATION)   PURCHASES    SALES    LEVEL 3    LEVEL 3
Long-Term Bonds
  Floating Rate Loans
     Printing &
       Publishing             $     --    $     --  $     --  $           --  $2,651,863  $(9,363)  $     --   $     --
  Common Stocks
     Beverage, Food &
       Tobacco                 265,300          --        --             175          --       --         --         --
     Printing &
       Publishing                   --          --        --        (493,527)    902,807       --         --         --
                              --------    --------  --------  --------------  ----------  -------   --------   --------
Total                         $265,300         $--       $--       $(493,352) $3,554,670  $(9,363)       $--        $--
                              ========    ========  ========  ==============  ==========  =======   ========   ========

                                             CHANGE IN
                                            UNREALIZED
                                          APPRECIATION
                                        (DEPRECIATION)
                                                  FROM
                               BALANCE     INVESTMENTS
                                 AS OF   STILL HELD AT
 INVESTMENTS IN            OCTOBER 31,     OCTOBER 31,
 SECURITIES                       2010        2010 (A)
Long-Term Bonds
  Floating Rate Loans
     Printing &
       Publishing           $2,642,500       $      --
  Common Stocks
     Beverage, Food &
       Tobacco                 265,475             175
     Printing &
       Publishing              409,280        (493,527)
                            ----------       ---------
Total                       $3,317,255       $(493,352)
                            ==========       =========




(a) Included in "change in unrealized appreciation (depreciation) on investments" in the Statement of Operations.


20    MainStay Floating Rate Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
---------------------------------------------------
Investment in securities, at value
  (identified cost $1,006,875,838)   $1,005,467,833
Cash                                        340,651
Cash denominated in foreign
  currencies (identified cost
  $244,003)                                 251,762
Receivables:
  Fund shares sold                        5,788,488
  Dividends and interest                  5,705,324
  Investment securities sold              2,809,721
Other assets                                 55,663
                                     --------------
     Total assets                     1,020,419,442
                                     --------------

LIABILITIES
---------------------------------------------------
Payables:
  Investment securities purchased        30,626,250
  Fund shares redeemed                    2,591,427
  Manager (See Note 3)                      494,459
  NYLIFE Distributors (See Note 3)          254,060
  Transfer agent (See Note 3)               175,099
  Professional fees                          63,038
  Shareholder communication                  49,294
  Trustees                                    2,765
  Custodian                                   2,125
Accrued expenses                              5,340
Dividend payable                            811,914
                                     --------------
     Total liabilities                   35,075,771
                                     --------------
Net assets                           $  985,343,671
                                     ==============

COMPOSITION OF NET ASSETS
---------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                  $      104,546
Additional paid-in capital            1,045,992,328
                                     --------------
                                      1,046,096,874
Distributions in excess of net
  investment income                        (150,044)
Accumulated net realized loss on
  investments and foreign currency
  transactions                          (59,202,913)
Net unrealized depreciation on
  investments                            (1,408,005)
Net unrealized appreciation on
  translation of other assets and
  liabilities in foreign currencies           7,759
                                     --------------
Net assets                           $  985,343,671
                                     ==============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $   23,244,878
                                     ==============
Shares of beneficial interest
  outstanding                             2,466,653
                                     ==============
Net asset value per share
  outstanding                        $         9.42
Maximum sales charge (3.00% of
  offering price)                              0.29
                                     --------------
Maximum offering price per share
  outstanding                        $         9.71
                                     ==============
CLASS A
Net assets applicable to
  outstanding shares                 $  429,262,248
                                     ==============
Shares of beneficial interest
  outstanding                            45,552,802
                                     ==============
Net asset value per share
  outstanding                        $         9.42
Maximum sales charge (3.00% of
  offering price)                              0.29
                                     --------------
Maximum offering price per share
  outstanding                        $         9.71
                                     ==============
CLASS B
Net assets applicable to
  outstanding shares                 $   17,664,704
                                     ==============
Shares of beneficial interest
  outstanding                             1,873,322
                                     ==============
Net asset value and offering price
  per share outstanding              $         9.43
                                     ==============
CLASS C
Net assets applicable to
  outstanding shares                 $  173,004,748
                                     ==============
Shares of beneficial interest
  outstanding                            18,353,199
                                     ==============
Net asset value and offering price
  per share outstanding              $         9.43
                                     ==============
CLASS I
Net assets applicable to
  outstanding shares                 $  342,167,093
                                     ==============
Shares of beneficial interest
  outstanding                            36,300,509
                                     ==============
Net asset value and offering price
  per share outstanding              $         9.43
                                     ==============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              21

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Interest                            $39,565,836
  Dividends                                28,984
                                      -----------
     Total income                      39,594,820
                                      -----------
EXPENSES
  Manager (See Note 3)                  5,154,475
  Distribution/Service--Investor
     Class (See Note 3)                    54,203
  Distribution/Service--Class A (See
     Note 3)                              960,363
  Distribution/Service--Class B (See
     Note 3)                              187,045
  Distribution/Service--Class C (See
     Note 3)                            1,542,495
  Transfer agent (See Note 3)             936,721
  Professional fees                       218,878
  Registration                            128,310
  Shareholder communication                49,382
  Custodian                                38,352
  Trustees                                 30,501
  Miscellaneous                            59,927
                                      -----------
     Total expenses                     9,360,652
                                      -----------
Net investment income                  30,234,168
                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
-------------------------------------------------
Net realized gain (loss) on:
  Security transactions                (1,040,582)
  Foreign currency transactions             1,196
                                      -----------
Net realized loss on investments and
  foreign currency transactions        (1,039,386)
                                      -----------
Net change in unrealized
  appreciation (depreciation) on:
  Investments and unfunded
     commitments                       41,825,018
  Translation of other assets and
     liabilities in foreign
     currencies                             7,759
                                      -----------
Net change in unrealized
  appreciation (depreciation) on
  investments, unfunded commitments
  and foreign currency transactions    41,832,777
                                      -----------
Net realized and unrealized gain on
  investments, unfunded commitments
  and foreign currency transactions    40,793,391
                                      -----------
Net increase in net assets resulting
  from operations                     $71,027,559
                                      ===========





22    MainStay Floating Rate Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010           2009
INCREASE IN NET ASSETS
----------------------------------------------------------
Operations:
 Net investment income        $  30,234,168  $  20,541,412
 Net realized loss on
  investments and foreign
  currency transactions          (1,039,386)    (7,443,031)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments, unfunded
  commitments and foreign
  currency transactions          41,832,777    106,153,544
                              ----------------------------
 Net increase in net assets
  resulting from operations      71,027,559    119,251,925
                              ----------------------------
Dividends to shareholders:
 From net investment
  income:
    Investor Class                 (763,120)      (602,935)
    Class A                     (13,876,325)   (10,469,233)
    Class B                        (515,764)      (565,130)
    Class C                      (4,254,049)    (3,229,882)
    Class I                     (10,816,347)    (5,649,888)
                              ----------------------------
 Total dividends to
  shareholders                  (30,225,605)   (20,517,068)
                              ----------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        428,461,625    314,852,950
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends      22,548,577     14,948,031
 Cost of shares redeemed
  (a)                          (229,660,828)  (193,803,240)
                              ----------------------------
    Increase in net assets
     derived from capital
     share transactions         221,349,374    135,997,741
                              ----------------------------
    Net increase in net
     assets                     262,151,328    234,732,598
NET ASSETS
----------------------------------------------------------
Beginning of year               723,192,343    488,459,745
                              ----------------------------
End of year                   $ 985,343,671  $ 723,192,343
                              ============================
Distributions in excess of
 net investment income at
 end of year                  $    (150,044) $    (336,481)
                              ============================




(a) Cost of shares redeemed net of redemption fee of $17,341 and $73,001 for the year ended October 31, 2010 and the year ended October 31, 2009. (See Note 2(J)).


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              23

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                      INVESTOR CLASS
                                     ------------------------------------------------
                                                                   FEBRUARY 28,
                                                                      2008**
                                     YEAR ENDED OCTOBER 31,           THROUGH
                                                                    OCTOBER 31,
                                       2010           2009             2008
Net asset value at beginning of
  period                             $  8.97        $  7.61           $  8.94
                                     -------        -------           -------
Net investment income                   0.32           0.29              0.28
Net realized and unrealized gain
  (loss) on investments                 0.45           1.36             (1.33)
                                     -------        -------           -------
Total from investment operations        0.77           1.65             (1.05)
                                     -------        -------           -------
Less dividends:
  From net investment income           (0.32)         (0.29)            (0.28)
                                     -------        -------           -------
Redemption fee (a)                      0.00 ++        0.00 ++           0.00 ++
                                     -------        -------           -------
Net asset value at end of period     $  9.42        $  8.97           $  7.61
                                     =======        =======           =======
Total investment return (b)             8.76%         22.32%           (12.19%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 3.52%          3.63%             4.43% ++
  Net expenses                          1.10%          1.19%             1.05% ++
Portfolio turnover rate                   10%            17%               10%
Net assets at end of period (in
  000's)                             $23,245        $20,191           $14,586




                                                                      CLASS B
                                     -------------------------------------------------------------------------
                                                               YEAR ENDED OCTOBER 31,
                                       2010           2009           2008           2007           2006
Net asset value at beginning of
  period                             $  8.97        $  7.61        $  9.65        $  9.93        $  9.99
                                     -------        -------        -------        -------        -------
Net investment income                   0.25           0.23           0.39           0.55           0.51
Net realized and unrealized gain
  (loss) on investments                 0.46           1.36          (2.03)         (0.28)         (0.06)
                                     -------        -------        -------        -------        -------
Total from investment operations        0.71           1.59          (1.64)          0.27           0.45
                                     -------        -------        -------        -------        -------
Less dividends:
  From net investment income           (0.25)         (0.23)         (0.40)         (0.55)         (0.51)
                                     -------        -------        -------        -------        -------
Redemption fee (a)                      0.00 ++        0.00 ++        0.00 ++        0.00 ++        0.00 ++
                                     -------        -------        -------        -------        -------
Net asset value at end of period     $  9.43        $  8.97        $  7.61        $  9.65        $  9.93
                                     =======        =======        =======        =======        =======
Total investment return (b)             8.06%         21.41%        (17.66%)         2.88%          4.66%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 2.76%          2.95%          4.51%          5.59%          5.20%
  Net expenses                          1.85%          1.94%          1.79%          1.76%          1.75%
Portfolio turnover rate                   10%            17%            10%            29%             8%
Net assets at end of period (in
  000's)                             $17,665        $20,289        $20,703        $47,141        $53,466



**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
(a)  The redemption fee was discontinued as of April 1, 2010.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.




24    MainStay Floating Rate Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                          CLASS A
      ------------------------------------------------------------------------------



                                  YEAR ENDED OCTOBER 31,
        2010            2009            2008            2007            2006

      $   8.97        $   7.61        $   9.65        $   9.93        $   9.99
      --------        --------        --------        --------        --------
          0.33            0.31            0.46            0.62            0.59
          0.45            1.36           (2.03)          (0.28)          (0.06)
      --------        --------        --------        --------        --------
          0.78            1.67           (1.57)           0.34            0.53
      --------        --------        --------        --------        --------

         (0.33)          (0.31)          (0.47)          (0.62)          (0.59)
      --------        --------        --------        --------        --------
          0.00 ++         0.00 ++         0.00 ++         0.00 ++         0.00 ++
      --------        --------        --------        --------        --------
      $   9.42        $   8.97        $   7.61        $   9.65        $   9.93
      ========        ========        ========        ========        ========
          8.87%          22.53%         (16.91%)          3.65%           5.34%

          3.62%           3.80%           5.36%           6.34%           5.95%
          1.00%           1.01%           1.00%           1.01%           1.00%
            10%             17%             10%             29%              8%
      $429,262        $338,350        $245,193        $631,749        $692,411



                                          CLASS C
      ------------------------------------------------------------------------------
                                  YEAR ENDED OCTOBER 31,
        2010            2009            2008            2007            2006

      $   8.97        $   7.61        $   9.65        $   9.93        $   9.99
      --------        --------        --------        --------        --------
          0.25            0.24            0.39            0.55            0.51
          0.46            1.35           (2.03)          (0.28)          (0.06)
      --------        --------        --------        --------        --------
          0.71            1.59           (1.64)           0.27            0.45
      --------        --------        --------        --------        --------

         (0.25)          (0.23)          (0.40)          (0.55)          (0.51)
      --------        --------        --------        --------        --------
          0.00 ++         0.00 ++         0.00 ++         0.00 ++         0.00 ++
      --------        --------        --------        --------        --------
      $   9.43        $   8.97        $   7.61        $   9.65        $   9.93
      ========        ========        ========        ========        ========
          8.06%          21.41%         (17.66%)          2.88%           4.66%

          2.76%           2.89%           4.52%           5.59%           5.20%
          1.85%           1.94%           1.79%           1.76%           1.75%
            10%             17%             10%             29%              8%
      $173,005        $132,105        $104,048        $232,130        $242,469




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              25

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                        CLASS I
                                     ----------------------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                       2010            2009            2008            2007           2006
Net asset value at beginning of
  period                             $   8.97        $   7.61        $   9.65        $  9.93        $  9.99
                                     --------        --------        --------        -------        -------
Net investment income                    0.36            0.33            0.50           0.66           0.61
Net realized and unrealized gain
  (loss) on investments                  0.46            1.36           (2.04)         (0.28)         (0.06)
                                     --------        --------        --------        -------        -------
Total from investment operations         0.82            1.69           (1.54)          0.38           0.55
                                     --------        --------        --------        -------        -------
Less dividends:
  From net investment income            (0.36)          (0.33)          (0.50)         (0.66)         (0.61)
                                     --------        --------        --------        -------        -------
Redemption fee (a)                       0.00 ++         0.00 ++         0.00 ++        0.00 ++        0.00 ++
                                     --------        --------        --------        -------        -------
Net asset value at end of period     $   9.43        $   8.97        $   7.61        $  9.65        $  9.93
                                     ========        ========        ========        =======        =======
Total investment return (b)              9.26%          22.84%         (16.67%)         3.89%          5.71%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                  3.87%           3.97%           5.33%          6.68%          6.20%
  Net expenses                           0.75%           0.77%           0.71%          0.67%          0.75%
Portfolio turnover rate                    10%             17%             10%            29%             8%
Net assets at end of period (in
  000's)                             $342,167        $212,257        $103,930        $61,992        $47,743



**   Commencement of operations.
++   Less than one cent per share.
(a)  The redemption fee was discontinued as of April 1, 2010.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.




26    MainStay Floating Rate Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Floating Rate Fund (the "Fund"), a diversified fund. The Fund is the successor of the MainStay Floating Rate Fund, a series of Eclipse Funds Inc. (the "Predecessor Fund"). The reorganization of the Predecessor Fund with and into the Fund occurred on February 26, 2010. All information and references to periods prior to the commencement of operations of the Fund relate to the Predecessor Fund.

The Fund currently offers five classes of shares. Class A shares, Class B shares, Class C shares and Class I shares commenced operations on May 3, 2004. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $500,000 or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered at NAV without an initial sales charge, although a declining CDSC may be imposed on redemptions made within four years of purchase of Class B shares and a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Class B shares convert to Investor Class or Class A shares at the end of the calendar quarter four years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The five classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class B and Class C shares are subject to higher distribution and/or service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek to provide high current income.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Fund's Manager (as defined in Note 3(A)) in consultation with the Fund's Subadvisor (as defined in Note 3(A)) whose prices reflect broker/dealer supplied valuations and

                                                   mainstayinvestments.com    27
electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service, and are generally categorized as Level 2 in the hierarchy. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund held securities with a value of $3,317,255 that were valued in such a manner.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above. The roll forward activity of Level 3 fair value measurements is included at the end of the Fund's Portfolio of Investments.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of the Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund declares dividends of net investment income daily and the Fund pays them monthly and declares and pays distribution of net realized capital gains, if any, annually. Unless the shareholder elects otherwise, all

28    MainStay Floating Rate Fund
dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are kept in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling exchange rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date, and

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.

(I) LOAN ASSIGNMENTS, PARTICIPATIONS AND COMMITMENTS. The Fund invests in loan assignments and loan participations. Loan assignments and participations ("loans") are agreements to make money available (a "commitment") to a borrower in a specified amount, at a specified rate and within a specified time. Such loans are typically senior, secured and collateralized in nature. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate ("LIBOR").

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower ("intermediate participants"). In the event that the borrower, selling participant or intermediate participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. These unfunded amounts are marked to market and recorded in the Statement of Assets and Liabilities. At October 31, 2010, the Fund did not hold unfunded commitments.

(J) REDEMPTION FEE. Prior to April 1, 2010, the Fund imposed a 2.00% redemption fee on redemptions (including exchanges) of Fund shares made within 60 days of their date of purchase for any class. The redemption fee was designed to offset brokerage commissions and other costs associated with short-term trading and was not assessed on shares acquired through the reinvestment of dividends or distributions paid by the Fund. The redemption fees are included in the

                                                   mainstayinvestments.com    29

Statement of Changes in Net Assets' shares redeemed amount and retained by the Fund.

(K) RIGHTS/WARRANTS. A right is a certificate that permits the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. A warrant is an instrument that entitles the holder to buy an equity security at a specific price for a specific period of time. The Fund generally enters into rights and warrants when securities are acquired through a corporate action. With respect to warrants in international markets, the securities are only purchased when the underlying security can not be purchased due to the many restrictions an industry and/or country might place on foreign investors. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.

There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of the investment in warrants if the warrant is not exercised by the date of its expiration. The securities are sold as soon as the opportunity becomes available. The Fund is exposed to risk until each sale is completed.

(L) CONCENTRATION OF RISK. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific country, industry or region.

The Fund invests in floating rate loans. The floating rate loans in which the Fund principally invests are usually rated less than investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a higher interest rate because of the increased risk of loss. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the Fund's net asset value could go down and you could lose money.

(M) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

(N) QUANTITATIVE DISCLOSURE OF DERIVATIVE HOLDINGS. The following tables show additional disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2010 is as follows:

REALIZED GAIN (LOSS)

                                   STATEMENT OF     EQUITY
                                     OPERATIONS  CONTRACTS
                                       LOCATION       RISK    TOTAL
                             Net realized gain
Rights                 on security transactions    $61,251  $61,251
                                                 ------------------
Total Realized Gain                                $61,251  $61,251
                                                 ==================



NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                    EQUITY
                                 CONTRACTS
                                      RISK    TOTAL
Rights (2)                        0-83,766  0-83,766
                                 ===================



(1) Amount disclosed represents the minimum and maximum held during the year ended October 31, 2010.

(2) Amount(s) represent(s) number of contracts or number of shares/units.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER. New York Life Investment Management LLC ("New York Life Investments" or "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement, ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. The Fund is advised by New York Life Investments directly, without a subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.60% up to $1 billion and 0.575% in excess of $1 billion. The effective management fee rate was 0.60% for the year ended October 31, 2010.

For the year ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $5,154,475.

State Street Bank and Trust Company ("State Street"), 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE

30    MainStay Floating Rate Fund

Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Investor Class and Class A shares at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares of the Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares of the Fund for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $7,971 and $73,584, respectively for the year ended October 31, 2010. The Fund was also advised that the Distributor retained CDSCs on redemptions of Investor Class, Class A, Class B and Class C shares of $15, $15,478, $21,809 and $49,655, respectively, for the year ended October 31, 2010.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the year ended October 31, 2010, were as follows:

Investor Class                         $ 40,591
-----------------------------------------------
Class A                                 328,862
-----------------------------------------------
Class B                                  34,954
-----------------------------------------------
Class C                                 288,817
-----------------------------------------------
Class I                                 243,497
-----------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Class A                         $13,882,575    3.2%
--------------------------------------------------
Class C                               1,202    0.0++
--------------------------------------------------
Class I                               1,238    0.0++
--------------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $41,554.

NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

              ACCUMULATED
                  CAPITAL          OTHER        UNREALIZED           TOTAL
 ORDINARY       AND OTHER      TEMPORARY      APPRECIATION     ACCUMULATED
   INCOME     GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)    GAIN (LOSS)
 $635,789    $(59,213,028)     $(811,914)      $(1,364,049)   $(60,753,202)
--------------------------------------------------------- ----------------



The difference between book-basis and tax basis unrealized depreciation is primarily due to partnership basis adjustments and interest income on defaulted securities.

The following table discloses the current year reclassifications between distributions in excess of net investment income, accumulated net realized loss on investments and additional paid-in capital arising from permanent differences; net assets at October 31, 2010 are not affected.

                      ACCUMULATED
  UNDISTRIBUTED      NET REALIZED    ADDITIONAL
 NET INVESTMENT       GAIN (LOSS)       PAID-IN
  INCOME (LOSS)    ON INVESTMENTS      CAPITAL
   $177,874          $(963,886)       $786,012
------------------------------------ ----------



The reclassifications for the Fund are primarily due to foreign currency gain
(loss), amendment fee reclasses and modifications on debt instruments.

At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $59,213,028 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                                   mainstayinvestments.com    31

No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

      CAPITAL LOSS         CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2012              $   229
           2013                3,166
           2014                1,437
           2015               14,042
           2016               30,852
           2017                7,484
           2018                2,003
---------------------------------- ------
          Total              $59,213
---------------------------------- ------



The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 shown in the Statements of Changes in Net Assets, was as follows:

                                     2010        2009
Distributions paid from:
  Ordinary Income             $30,225,605  $20,517,068
------------------------------------------------------



NOTE 5-FOREIGN CURRENCY

As of October 31, 2010, the Fund held the following foreign currency:

                      CURRENCY           COST         VALUE
Canadian Dollar   CAD  256,773    USD 244,003    USD 251,762
------------------------------------------------------------
Total                             USD 244,003    USD 251,762
------------------------------------------------------------



NOTE 6-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 8-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the year ended October 31, 2010, purchases and sales of securities, other than short-term securities, were $631,228 and $76,853, respectively.

NOTE 9-CAPITAL SHARE TRANSACTIONS

 INVESTOR CLASS                         SHARES         AMOUNT
Year ended October 31, 2010:
Shares sold                            569,826  $   5,248,834
Shares issued to shareholders in
  reinvestment of dividends             79,154        729,782
Shares redeemed                       (524,154)    (4,822,726)
                                   --------------------------
Net increase (decrease) in shares
  outstanding before conversion        124,826      1,155,890
Shares converted into Investor
  Class (See Note 1)                   342,777      3,155,746
Shares converted from Investor
  Class (See Note 1)                  (252,310)    (2,320,056)
                                   --------------------------
Net increase (decrease)                215,293  $   1,991,580
                                   ==========================
Year ended October 31, 2009:
Shares sold                            621,695  $   5,051,927
Shares issued to shareholders in
  reinvestment of dividends             71,701        572,545
Shares redeemed                       (540,765)    (4,257,327)
                                   --------------------------
Net increase (decrease) in shares
  outstanding before conversion        152,631      1,367,145
Shares converted into Investor
  Class (See Note 1)                   371,044      2,903,552
Shares converted from Investor
  Class (See Note 1)                  (189,252)    (1,603,624)
                                   --------------------------
Net increase (decrease)                334,423  $   2,667,073
                                   ==========================


 CLASS A                                SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                         23,860,957  $ 220,068,241

Shares issued to shareholders in
  reinvestment of dividends          1,064,051      9,818,280

Shares redeemed                    (14,879,869)  (136,858,227)
                                   --------------------------


Net increase (decrease) in shares
  outstanding before conversion     10,045,139     93,028,294

Shares converted into Class A
  (See Note 1)                         548,278      5,031,435

Shares converted from Class A
  (See Note 1)                        (117,042)    (1,089,324)

Shares converted from Class A (a)   (2,653,153)   (24,329,410)
                                   --------------------------


Net increase (decrease)              7,823,222  $  72,640,995
                                   ==========================


Year ended October 31, 2009:

Shares sold                         21,167,269  $ 169,838,447

Shares issued to shareholders in
  reinvestment of dividends            833,402      6,629,136

Shares redeemed                    (16,855,822)  (134,432,276)
                                   --------------------------


Net increase (decrease) in shares
  outstanding before conversion      5,144,849     42,035,307

Shares converted into Class A
  (See Note 1)                         503,694      4,134,469

Shares converted from Class A
  (See Note 1)                        (151,827)    (1,175,334)
                                   --------------------------


Net increase (decrease)              5,496,716  $  44,994,442
                                   ==========================




32    MainStay Floating Rate Fund

 CLASS B                                SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                            554,068  $   5,113,381

Shares issued to shareholders in
  reinvestment of dividends             45,872        422,904

Shares redeemed                       (466,149)    (4,286,913)
                                   --------------------------


Net increase (decrease) in shares
  outstanding before conversion        133,791      1,249,372

Shares converted from Class B
  (See Note 1)                        (521,387)    (4,777,801)
                                   --------------------------


Net increase (decrease)               (387,596) $  (3,528,429)
                                   ==========================


Year ended October 31, 2009:

Shares sold                            674,434  $   5,487,250

Shares issued to shareholders in
  reinvestment of dividends             58,377        460,250

Shares redeemed                       (658,005)    (5,145,435)
                                   --------------------------


Net increase (decrease) in shares
  outstanding before conversion         74,806        802,065

Shares converted from Class B
  (See Note 1)                        (533,376)    (4,259,063)
                                   --------------------------


Net increase (decrease)               (458,570) $  (3,456,998)
                                   ==========================



 CLASS C                                SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                          7,950,008  $  73,253,954

Shares issued to shareholders in
  reinvestment of dividends            296,201      2,733,048

Shares redeemed                     (4,619,304)   (42,462,801)
                                   --------------------------


Net increase (decrease)              3,626,905  $  33,524,201
                                   ==========================


Year ended October 31, 2009:

Shares sold                          5,869,742  $  47,315,775

Shares issued to shareholders in
  reinvestment of dividends            253,730      2,012,712

Shares redeemed                     (5,067,606)   (40,167,184)
                                   --------------------------


Net increase (decrease)              1,055,866  $   9,161,303
                                   ==========================



 CLASS I                                SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                         13,483,091  $ 124,777,215

Shares issued to shareholders in
  reinvestment of dividends            958,859      8,844,563

Shares redeemed                     (4,456,479)   (41,230,161)
                                   --------------------------


Net increase (decrease) in shares
  outstanding before conversion      9,985,471     92,391,617

Shares converted into Class I (a)    2,653,153     24,329,410
                                   --------------------------


Net increase (decrease)             12,638,624  $ 116,721,027
                                   ==========================


Year ended October 31, 2009:

Shares sold                         10,629,149  $  87,159,551

Shares issued to shareholders in
  reinvestment of dividends            652,317      5,273,388

Shares redeemed                     (1,275,274)    (9,801,018)
                                   --------------------------


Net increase (decrease)             10,006,192  $  82,631,921
                                   ==========================




(a) In addition to any automatic conversion features described above in Note 1 with respect to Investor Class, Class A and B shares, an investor generally may also elect to convert their shares on a voluntary basis into another share class of the same fund for which an investor is eligible. However, the following limitations apply:

  - Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and

  - All Class B and C shares are ineligible for a voluntary conversion.

  These limitations do not impact any automatic conversion features described in
  Note 1 with respect to Investor Class, Class A and B shares.

  An investor or an investor's financial intermediary may contact the Fund to request a voluntary conversion between shares classes of the same Fund. An investor may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If an investor fails to remain eligible for the new share class, an investor may automatically be converted back to their original share class, or into another share class, if appropriate.

NOTE 10-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.


                                                   mainstayinvestments.com    33

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Floating Rate Fund ("the Fund"), one of the funds constituting MainStay Funds Trust, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Floating Rate Fund of MainStay Funds Trust as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


34    MainStay Floating Rate Fund

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreement. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Floating Rate Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments").

In reaching its decision to approve this agreement (the "Agreement"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreement, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments; (ii) the investment performance of the Fund and New York Life Investments; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decision to approve the Agreement was based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year with respect to New York Life Investments and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreement also were based, in part, on the Board's consideration of the Agreement in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decision to approve the Agreement is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE
INVESTMENTS

In considering the approval of the Agreement, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds and serves a variety of other investment advisory clients, including other pooled investment vehicles. The Board considered the experience of senior personnel at New York Life Investments providing investment advisory, management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. In this regard, the Board considered the experience of the Fund's portfolio managers, the number of accounts managed by the portfolio managers and New York Life Investments' method for compensating portfolio managers. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment

                                                   mainstayinvestments.com    35
objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports, include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments to enhance investment returns, supported a determination to approve the Agreement. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS

The Board considered the costs of the services provided by New York Life Investments under the Agreement, and the profits realized by New York Life Investments and its affiliates due to their relationships with the Fund.

In evaluating any costs and profits of New York Life Investments and its affiliates due to their relationships with the Fund, the Board considered, among other things, New York Life Investments' investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that New York Life Investments must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreement, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreement, that any profits realized by New York Life Investments and its affiliates due to their relationships with the Fund supported the Board's determination to approve the Agreement.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would

36    MainStay Floating Rate Fund
continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreement and the Fund's expected total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreement, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreement.


                                                   mainstayinvestments.com    37

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The dividends paid by the Fund during the fiscal year ended October 31, 2010, should be multiplied by 0.1% to arrive at the amount eligible for corporate dividends received deduction.

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2010.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; or
(ii) on the SEC's website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 800-MAINSTAY (624-6782);
(ii) by visiting the Fund's website at mainstayinvestments.com; or (iii) on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE


The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (1-800-SEC-0330).


38    MainStay Floating Rate Fund

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


                                                   mainstayinvestments.com    39

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


40    MainStay Floating Rate Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    41

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





42    MainStay Floating Rate Fund

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


                                                   mainstayinvestments.com    43

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21208 MS333-10                                         MSFR11-12/10
                                                                              A4

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY GROWTH EQUITY FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------

Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   10
---------------------------------------------
Financial Statements                       13
---------------------------------------------
Notes to Financial Statements              18
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            25
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  26
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        29
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       29
---------------------------------------------
Board Members and Officers                 30
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.



(LINE GRAPH)

                      MAINSTAY GROWTH
                        EQUITY FUND
                          CLASS I        RUSSELL 1000(R)
                           SHARES          GROWTH INDEX
                      ---------------    ---------------
11/4/05                    10000              10000
10/31/06                   11040              10926
10/31/07                   13351              13026
10/31/08                    8437               8212
10/31/09                    9558               9650
10/31/10                   10808              11547




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                                           SINCE
                                                                                                                         INCEPTION
CLASS                                          SALES CHARGE                                                  ONE YEAR    (11/4/05)
----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge                     With sales charges           6.23%       0.04%
                                                                                  Excluding sales charges     12.41        1.18
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge                     With sales charges           6.57        0.13
                                                                                  Excluding sales charges     12.77        1.28
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares              Maximum 5% CDSC                                       With sales charges           6.50        0.00
                            if Redeemed Within the First Six Years of Purchase    Excluding sales charges     11.50        0.40
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares              Maximum 1% CDSC                                       With sales charges          10.50        0.40
                            if Redeemed Within One Year of Purchase               Excluding sales charges     11.50        0.40
----------------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                                   13.07        1.57
----------------------------------------------------------------------------------------------------------------------------------

                              GROSS
                             EXPENSE
CLASS                       RATIO(2)
------------------------------------
Investor Class Shares(3)      1.41%
                              1.41
------------------------------------
Class A Shares                1.32
                              1.32
------------------------------------
Class B Shares                2.18
                              2.18
------------------------------------
Class C Shares                2.16
                              2.16
------------------------------------
Class I Shares                1.05
------------------------------------








1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount being shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares from inception through February 27, 2008, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Investor Class shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE
                                             ONE       SINCE
                                            YEAR     INCEPTION
Russell 1000(R) Growth Index(4)            19.65%      2.92%
--------------------------------------------------------------
Average Lipper Large-Cap Growth Fund(5)    17.70       1.71
--------------------------------------------------------------






4. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. The Russell 1000(R) Growth Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
5. The average Lipper large-cap growth fund is representative of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalization (on a three-year weighted basis) above Lipper's U.S. Diversified Equity large-cap floor. Large-cap growth funds typically have an above-average price-to-earning ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500(R) Index. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.


THE FOOTNOTE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Growth Equity Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY GROWTH EQUITY FUND
(UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,020.60        $ 7.79         $1,017.50         $ 7.78
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,022.50        $ 6.37         $1,018.90         $ 6.36
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES                      $1,000.00       $1,017.20        $11.59         $1,013.70         $11.57
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,016.10        $11.59         $1,013.70         $11.57
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,023.40        $ 5.15         $1,020.10         $ 5.14
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.53% for Investor Class, 1.25% for Class A, 2.28% for Class B and Class C and 1.01% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

INDUSTRY COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Software                                 9.1%
Computers & Peripherals                  8.4
Machinery                                6.5
Oil, Gas & Consumable Fuels              5.4
IT Services                              4.8
Communications Equipment                 4.7
Internet Software & Services             4.6
Hotels, Restaurants & Leisure            4.1
Pharmaceuticals                          4.0
Energy Equipment & Services              3.9
Health Care Providers & Services         3.9
Internet & Catalog Retail                3.9
Aerospace & Defense                      3.6
Food & Staples Retailing                 3.2
Semiconductors & Semiconductor
  Equipment                              2.9
Consumer Finance                         2.5
Metals & Mining                          2.2
Beverages                                2.1
Biotechnology                            2.0
Multiline Retail                         1.9
Textiles, Apparel & Luxury Goods         1.8
Road & Rail                              1.7
Wireless Telecommunication Services      1.4
Chemicals                                1.3
Electrical Equipment                     1.2
Diversified Financial Services           1.0
Specialty Retail                         1.0
Auto Components                          0.9
Life Sciences Tools & Services           0.9
Household Products                       0.8
Food Products                            0.7
Health Care Equipment & Supplies         0.7
Construction & Engineering               0.5
Electronic Equipment & Instruments       0.5
Health Care Technology                   0.5
Diversified Consumer Services            0.3
Media                                    0.3
Personal Products                        0.2
Short-Term Investments                   0.7
Other Assets, Less Liabilities          -0.1
                                       -----
                                       100.0%
                                       =====



See Portfolio of Investments beginning on page 10 for specific holdings within these categories.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investments)

    1.  Apple, Inc.
    2.  Google, Inc. Class A
    3.  Oracle Corp.
    4.  Schlumberger, Ltd.
    5.  Microsoft Corp.

    6.  McDonald's Corp.
    7.  Abbott Laboratories
    8.  International Business Machines Corp.
    9.  PepsiCo., Inc.
   10.  Cognizant Technology Solutions Corp. Class A





8    MainStay Growth Equity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Harish Kumar, PhD, CFA, and Martin J. Mickus of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY GROWTH EQUITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Growth Equity Fund returned 12.41% for Investor Class shares, 12.77% for Class A shares, 11.50% for Class B shares and 11.50% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 13.07%. All share classes underperformed the 17.70% return of the average Lipper(1) large-cap growth fund and the 19.65% return of the Russell 1000(R) Growth Index(2) for the 12 months ended October 31, 2010. The Russell 1000(R) Growth Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund underperformed the Russell 1000(R) Growth Index primarily because of stock selection in the consumer staples and financials sectors.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

Taking weightings and total returns into account, the sectors that made the strongest positive contributions to the Fund's performance relative to the Russell 1000(R) Growth Index were information technology, telecommunication services and industrials. The Fund's investments in consumer staples, financials and health care were the weakest contributors to the Fund's relative performance.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST POSITIVE CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

Taking weightings and total returns into account, the stocks that made the strongest positive contributions to the Fund's absolute performance were computer & peripherals company Apple, online travel company Priceline.com and business software and hardware systems company Oracle. In terms of absolute performance, major detractors included pharmacy benefits manager CVS Caremark, computers & peripherals company Hewlett-Packard and biopharmaceutical company Gilead Sciences.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During the reporting period, we initiated new positions for the Fund in shoe and sporting apparel firm Nike and consumer staples company Procter & Gamble. Significant sales included investment firm BlackRock and clothing retailer Kohl's.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, we increased the Fund's weightings relative to the Russell 1000(R) Growth Index in the health care and consumer staples sectors. Over the same period, we decreased the Fund's weightings in the consumer discretionary and financials sectors.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

The Fund's sector positioning is a result of our bottom-up stock selection process rather than a top-down macroeconomic viewpoint. As of October 31, 2010, the Fund was overweight relative to Russell 1000(R) Growth Index in the information technology and health care sectors. On the same date, the Fund held underweight positions relative to the Russell 1000(R) Growth Index in the consumer staples and materials sectors.


1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the Russell 1000(R) Growth Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                    mainstayinvestments.com    9

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                   SHARES         VALUE
COMMON STOCKS 99.4%+
-------------------------------------------------------

AEROSPACE & DEFENSE 3.6%
General Dynamics Corp.             70,128  $  4,777,119
Precision Castparts Corp.          65,221     8,907,884
Rockwell Collins, Inc.            106,254     6,429,430
                                           ------------
                                             20,114,433
                                           ------------

AUTO COMPONENTS 0.9%
TRW Automotive Holdings Corp.
  (a)                             111,655     5,101,517
                                           ------------


BEVERAGES 2.1%
X  PepsiCo., Inc.                 178,902    11,682,301
                                           ------------


BIOTECHNOLOGY 2.0%
Alexion Pharmaceuticals, Inc.
  (a)                              57,467     3,924,996
Celgene Corp. (a)                 118,045     7,327,053
                                           ------------
                                             11,252,049
                                           ------------

CHEMICALS 1.3%
Praxair, Inc.                      78,517     7,171,743
                                           ------------


COMMUNICATIONS EQUIPMENT 4.7%
Cisco Systems, Inc. (a)           495,892    11,321,214
Juniper Networks, Inc. (a)        239,883     7,769,810
QUALCOMM, Inc.                    164,666     7,431,377
                                           ------------
                                             26,522,401
                                           ------------

COMPUTERS & PERIPHERALS 8.4%
X  Apple, Inc. (a)                 95,659    28,780,923
EMC Corp. (a)                     545,662    11,464,359
Hewlett-Packard Co.               167,607     7,049,550
                                           ------------
                                             47,294,832
                                           ------------

CONSTRUCTION & ENGINEERING 0.5%
Fluor Corp.                        52,824     2,545,589
                                           ------------


CONSUMER FINANCE 2.5%
American Express Co.              236,284     9,796,334
Capital One Financial Corp.       116,158     4,329,209
                                           ------------
                                             14,125,543
                                           ------------

DIVERSIFIED CONSUMER SERVICES 0.3%
DeVry, Inc.                        29,165     1,395,837
                                           ------------


DIVERSIFIED FINANCIAL SERVICES 1.0%
JPMorgan Chase & Co.              144,012     5,419,172
                                           ------------


ELECTRICAL EQUIPMENT 1.2%
Emerson Electric Co.              125,189     6,872,876
                                           ------------


ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
Agilent Technologies, Inc.
  (a)                              71,515     2,488,722
                                           ------------


ENERGY EQUIPMENT & SERVICES 3.9%
Dresser-Rand Group, Inc. (a)      147,014     5,030,819
X  Schlumberger, Ltd.             239,166    16,715,312
                                           ------------
                                             21,746,131
                                           ------------

FOOD & STAPLES RETAILING 3.2%
Costco Wholesale Corp.            117,950     7,403,721
Wal-Mart Stores, Inc.             195,405    10,585,089
                                           ------------
                                             17,988,810
                                           ------------

FOOD PRODUCTS 0.7%
General Mills, Inc.                73,817     2,771,090
Green Mountain Coffee
  Roasters, Inc. (a)               37,616     1,240,952
                                           ------------
                                              4,012,042
                                           ------------

HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
Hospira, Inc. (a)                  62,145     3,696,385
                                           ------------


HEALTH CARE PROVIDERS & SERVICES 3.9%
AmerisourceBergen Corp.           187,395     6,150,304
DaVita, Inc. (a)                   69,740     5,003,845
Express Scripts, Inc. (a)          69,378     3,366,220
Medco Health Solutions, Inc.
  (a)                              41,771     2,194,231
UnitedHealth Group, Inc.          142,793     5,147,688
                                           ------------
                                             21,862,288
                                           ------------

HEALTH CARE TECHNOLOGY 0.5%
Cerner Corp. (a)                   28,857     2,534,510
                                           ------------


HOTELS, RESTAURANTS & LEISURE 4.1%
X  McDonald's Corp.               184,899    14,379,595
Starwood Hotels & Resorts
  Worldwide, Inc.                 162,877     8,818,161
                                           ------------
                                             23,197,756
                                           ------------

HOUSEHOLD PRODUCTS 0.8%
Procter & Gamble Co. (The)         69,696     4,430,575
                                           ------------


INTERNET & CATALOG RETAIL 3.9%
Amazon.com, Inc. (a)               67,768    11,191,208
Priceline.com, Inc. (a)            28,788    10,847,606
                                           ------------
                                             22,038,814
                                           ------------

INTERNET SOFTWARE & SERVICES 4.6%
Baidu, Inc., Sponsored ADR
  (a)(b)                           26,426     2,907,124
X  Google, Inc. Class A (a)        37,608    23,053,328
                                           ------------
                                             25,960,452
                                           ------------



+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investments. May be subject to change daily.

10    MainStay Growth Equity Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                   SHARES         VALUE
COMMON STOCKS (CONTINUED)
IT SERVICES 4.8%
X  Cognizant Technology
  Solutions
  Corp. Class A (a)               178,199  $ 11,616,793
X  International Business
  Machines Corp.                   84,191    12,089,828
MasterCard, Inc. Class A           12,405     2,977,944
                                           ------------
                                             26,684,565
                                           ------------

LIFE SCIENCES TOOLS & SERVICES 0.9%
Thermo Fisher Scientific,
  Inc. (a)                        100,098     5,147,039
                                           ------------


MACHINERY 6.5%
Cummins, Inc.                      95,807     8,440,597
Danaher Corp.                     205,857     8,925,959
Deere & Co.                       114,612     8,802,202
Ingersoll-Rand PLC                113,947     4,479,256
Joy Global, Inc.                   80,239     5,692,957
                                           ------------
                                             36,340,971
                                           ------------

MEDIA 0.3%
Discovery Communications,
  Inc. Class A (a)                 42,197     1,882,408
                                           ------------


METALS & MINING 2.2%
Cliffs Natural Resources,
  Inc.                             62,004     4,042,661
Freeport-McMoRan Copper &
  Gold, Inc.                       86,352     8,175,807
                                           ------------
                                             12,218,468
                                           ------------

MULTILINE RETAIL 1.9%
Macy's, Inc.                      100,105     2,366,482
Target Corp.                      160,128     8,317,048
                                           ------------
                                             10,683,530
                                           ------------

OIL, GAS & CONSUMABLE FUELS 5.4%
Alpha Natural Resources, Inc.
  (a)                             116,081     5,243,379
Apache Corp.                       50,002     5,051,202
EOG Resources, Inc.                46,542     4,455,000
ExxonMobil Corp.                   74,353     4,942,244
Occidental Petroleum Corp.         82,054     6,451,906
Southwestern Energy Co. (a)       114,407     3,872,677
                                           ------------
                                             30,016,408
                                           ------------

PERSONAL PRODUCTS 0.2%
Estee Lauder Cos., Inc. (The)
  Class A                          18,890     1,344,401
                                           ------------


PHARMACEUTICALS 4.0%
X  Abbott Laboratories            263,408    13,518,098
Johnson & Johnson                  43,562     2,773,592
Shire PLC, Sponsored ADR (b)       57,236     4,012,244
Teva Pharmaceutical
  Industries, Ltd.,
  Sponsored ADR (b)                45,343     2,353,302
                                           ------------
                                             22,657,236
                                           ------------

ROAD & RAIL 1.7%
Union Pacific Corp.               110,274     9,668,824
                                           ------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
Broadcom Corp. Class A            172,923     7,044,883
Intel Corp.                       292,630     5,873,084
Texas Instruments, Inc.           118,417     3,501,591
                                           ------------
                                             16,419,558
                                           ------------

SOFTWARE 9.1%
Citrix Systems, Inc. (a)           68,710     4,402,250
Intuit, Inc. (a)                  172,617     8,285,616
X  Microsoft Corp.                609,407    16,234,602
X  Oracle Corp.                   616,797    18,133,832
Salesforce.com, Inc. (a)           34,185     3,967,853
                                           ------------
                                             51,024,153
                                           ------------

SPECIALTY RETAIL 1.0%
O'Reilly Automotive, Inc. (a)      92,620     5,418,270
                                           ------------


TEXTILES, APPAREL & LUXURY GOODS 1.8%
NIKE, Inc. Class B                125,274    10,202,315
                                           ------------


WIRELESS TELECOMMUNICATION SERVICES 1.4%
American Tower Corp. Class A
  (a)                             153,973     7,946,547
                                           ------------
Total Common Stocks
  (Cost $475,282,894)                       557,109,471
                                           ------------


                                PRINCIPAL
                                   AMOUNT
SHORT-TERM INVESTMENTS 0.7%
-------------------------------------------------------

REPURCHASE AGREEMENT 0.0%++
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $25,753 (Collateralized by
  a United States Treasury
  Note with a rate of 1.000%
  and a maturity date of
  4/30/12, with a Principal
  Amount of $30,000 and a
  Market Value of $30,447)     $   25,753        25,753
                                           ------------
Total Repurchase Agreement
  (Cost $25,753)                                 25,753
                                           ------------



The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11

                                PRINCIPAL
                                   AMOUNT         VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
U.S. GOVERNMENT 0.7%
United States Treasury Bills
  0.11%, due 1/6/11            $2,900,000  $  2,899,414
  0.117%, due 1/27/11           1,000,000       999,717
                                           ------------
Total U.S. Government
  (Cost $3,898,818)                           3,899,131
                                           ------------
Total Short-Term Investments
  (Cost $3,924,571)                           3,924,884
                                           ------------
Total Investments
  (Cost $479,207,465) (c)           100.1%  561,034,355
Other Assets, Less
  Liabilities                        (0.1)     (606,403)
                               ----------  ------------

Net Assets                          100.0% $560,427,952
                               ==========  ============





++   Less than one-tenth of a percent.
(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c)  At October 31, 2010, cost is $482,075,189
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $88,867,509
Gross unrealized depreciation       (9,908,343)
                                   -----------
Net unrealized appreciation        $78,959,166
                                   ===========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
  Common Stocks                                    $557,109,471   $       --      $     --  $557,109,471
  Short-Term Investments
     Repurchase Agreement                                    --       25,753            --        25,753
     U.S. Government                                         --    3,899,131            --     3,899,131
                                                   ------------   ----------      --------  ------------
  Total Short-Term Investments                               --    3,924,884            --     3,924,884
                                                   ------------   ----------      --------  ------------
Total Investments in Securities                    $557,109,471   $3,924,884           $--  $561,034,355
                                                   ============   ==========      ========  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


12    MainStay Growth Equity Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
---------------------------------------------------
Investment in securities, at value
  (identified cost $479,207,465)      $ 561,034,355
Receivables:
  Investment securities sold                750,536
  Dividends and interest                    388,013
  Fund shares sold                           75,544
Other assets                                 34,031
                                      -------------
     Total assets                       562,282,479
                                      -------------

LIABILITIES
---------------------------------------------------
Payables:
  Fund shares redeemed                      481,046
  Transfer agent (See Note 3)               391,855
  Investment securities purchased           387,834
  Manager (See Note 3)                      327,988
  NYLIFE Distributors (See Note 3)          178,834
  Shareholder communication                  50,402
  Professional fees                          30,333
  Custodian                                   2,085
  Trustees                                    1,169
Accrued expenses                              2,981
                                      -------------
     Total liabilities                    1,854,527
                                      -------------
Net assets                            $ 560,427,952
                                      =============

COMPOSITION OF NET ASSETS
---------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $      54,068
Additional paid-in capital              579,748,691
                                      -------------
                                        579,802,759
Accumulated net realized loss on
  investments, futures transactions
  and foreign currency transactions    (101,201,697)
Net unrealized appreciation on
  investments                            81,826,890
                                      -------------
Net assets                            $ 560,427,952
                                      =============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $ 247,965,637
                                      =============
Shares of beneficial interest
  outstanding                            23,796,966
                                      =============
Net asset value per share
  outstanding                         $       10.42
Maximum sales charge (5.50% of
  offering price)                              0.61
                                      -------------
Maximum offering price per share
  outstanding                         $       11.03
                                      =============
CLASS A
Net assets applicable to outstanding
  shares                              $ 210,592,441
                                      =============
Shares of beneficial interest
  outstanding                            20,177,861
                                      =============
Net asset value per share
  outstanding                         $       10.44
Maximum sales charge (5.50% of
  offering price)                              0.61
                                      -------------
Maximum offering price per share
  outstanding                         $       11.05
                                      =============
CLASS B
Net assets applicable to outstanding
  shares                              $  95,898,987
                                      =============
Shares of beneficial interest
  outstanding                             9,513,424
                                      =============
Net asset value and offering price
  per share outstanding               $       10.08
                                      =============
CLASS C
Net assets applicable to outstanding
  shares                              $   2,889,000
                                      =============
Shares of beneficial interest
  outstanding                               286,545
                                      =============
Net asset value and offering price
  per share outstanding               $       10.08
                                      =============
CLASS I
Net assets applicable to outstanding
  shares                              $   3,081,887
                                      =============
Shares of beneficial interest
  outstanding                               293,621
                                      =============
Net asset value and offering price
  per share outstanding               $       10.50
                                      =============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME (LOSS)
-------------------------------------------------
INCOME
  Dividends (a)                       $ 5,939,452
  Interest                                  1,338
                                      -----------
     Total income                       5,940,790
                                      -----------
EXPENSES
  Manager (See Note 3)                  3,676,836
  Distribution/Service--Investor
     Class (See Note 3)                   561,859
  Distribution/Service--Class A (See
     Note 3)                              483,057
  Distribution/Service--Class B (See
     Note 3)                              961,352
  Distribution/Service--Class C (See
     Note 3)                               27,181
  Transfer agent (See Note 3)           1,949,061
  Shareholder communication               156,116
  Professional fees                       122,270
  Registration                            106,033
  Custodian                                23,493
  Trustees                                 18,462
  Miscellaneous                            60,928
                                      -----------
     Total expenses                     8,146,648
                                      -----------
Net investment loss                    (2,205,858)
                                      -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
-------------------------------------------------
Net realized gain on:
  Security transactions                26,913,048
  Futures transactions                      9,940
  Foreign currency transactions                60
                                      -----------
Net realized gain on investments,
  futures transactions and foreign
  currency transactions                26,923,048
                                      -----------
Net change in unrealized
  appreciation (depreciation) on
  investments                           8,432,580
                                      -----------
Net realized and unrealized gain on
  investments, futures transactions
  and foreign currency transactions    35,355,628
                                      -----------
Net increase in net assets resulting
  from operations                     $33,149,770
                                      ===========




(a) Dividends recorded net of foreign withholding taxes in the amount of $21,801.


14    MainStay Growth Equity Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010          2009
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------
Operations:
 Net investment income
  (loss)                      $  (2,205,858) $    397,169
 Net realized gain (loss)
  on investments, futures
  transactions and foreign
  currency transactions          26,923,048   (12,318,335)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                     8,432,580    15,484,579
                              ---------------------------
 Net increase in net assets
  resulting from operations      33,149,770     3,563,413
                              ---------------------------
Dividends to shareholders:
 From net investment
  income:
    Investor Class                     (213)           --
    Class A                            (727)          (70)
    Class I                        (285,841)     (326,941)
                              ---------------------------
 Total dividends to
  shareholders                     (286,781)     (327,011)
                              ---------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                         21,912,477     4,679,040
 Net asset value of shares
  issued in connection with
  the acquisition of
  MainStay Capital
  Appreciation Fund (See
  Note 9)                       587,431,416            --
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends         217,948       299,520
 Cost of shares redeemed       (118,523,513)  (47,293,441)
                              ---------------------------
    Increase (decrease) in
     net assets derived from
     capital share
     transactions               491,038,328   (42,314,881)
                              ---------------------------
    Net increase (decrease)
     in net assets              523,901,317   (39,078,479)
NET ASSETS
---------------------------------------------------------
Beginning of year                36,526,635    75,605,114
                              ---------------------------
End of year                   $ 560,427,952  $ 36,526,635
                              ===========================
Undistributed net investment
 income at end of year        $          --  $    286,771
                              ===========================





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                         INVESTOR CLASS
                                           ------------------------------------------
                                                                         FEBRUARY 28,
                                                                            2008**                          CLASS A
                                                                            THROUGH          -------------------------------------
                                           YEAR ENDED OCTOBER 31,         OCTOBER 31,                YEAR ENDED OCTOBER 31,
                                             2010           2009             2008              2010           2009           2008
Net asset value at beginning of
  period                                   $   9.32        $ 8.26           $ 11.79          $   9.32        $ 8.26        $ 13.19
                                           --------        ------           -------          --------        ------        -------
Net investment income (loss)                  (0.04)(a)      0.02 (a)         (0.02)            (0.01)(a)      0.02 (a)      (0.02)
Net realized and unrealized gain
  (loss) on investments                        1.19          1.04             (3.51)             1.20          1.05          (4.84)
                                           --------        ------           -------          --------        ------        -------
Total from investment operations               1.15          1.06             (3.53)             1.19          1.07          (4.86)
                                           --------        ------           -------          --------        ------        -------
Less dividends and distributions:
  From net investment income                  (0.05)           --                --             (0.07)        (0.01)            --
  From net realized gain on
     investments                                 --            --                --                --            --          (0.07)
                                           --------        ------           -------          --------        ------        -------
Total dividends and distributions             (0.05)           --                --             (0.07)        (0.01)         (0.07)
                                           --------        ------           -------          --------        ------        -------
Net asset value at end of period           $  10.42        $ 9.32           $  8.26          $  10.44        $ 9.32        $  8.26
                                           ========        ======           =======          ========        ======        =======
Total investment return (b)                   12.41%        12.83%(c)        (29.94%)(d)        12.77%        13.01%        (37.06%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                (0.40%)        0.21%            (0.35%)++         (0.10%)        0.26%         (0.16%)
  Net expenses                                 1.52%         1.41%             1.31% ++          1.23%         1.31%          1.17%
  Expenses (before
     waiver/reimbursement)                     1.52%         1.41%             1.61% ++          1.23%         1.32%          1.18%
Portfolio turnover rate                         131%          156%              291%              131%          156%           291%
Net assets at end of period (in
  000's)                                   $247,966        $   37           $    24          $210,592        $   92        $    49
                                                    CLASS A
                                           -------------------------
                                            YEAR
                                            ENDED        NOVEMBER 4,
                                            OCTO-           2005**
                                             BER           THROUGH
                                             31,         OCTOBER 31,
                                            2007             2006
Net asset value at beginning of
  period                                   $11.01           $10.00
                                           ------           ------
Net investment income (loss)                 0.01            (0.01)
Net realized and unrealized gain
  (loss) on investments                      2.25             1.02
                                           ------           ------
Total from investment operations             2.26             1.01
                                           ------           ------
Less dividends and distributions:
  From net investment income                   --               --
  From net realized gain on
     investments                            (0.08)              --
                                           ------           ------
Total dividends and distributions           (0.08)              --
                                           ------           ------
Net asset value at end of period           $13.19           $11.01
                                           ======           ======
Total investment return (b)                 20.51%           10.20%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)               0.08%           (0.12%)++
  Net expenses                               1.25%            1.25% ++
  Expenses (before
     waiver/reimbursement)                   1.37%            1.71% ++
Portfolio turnover rate                       279%             138%
Net assets at end of period (in
  000's)                                   $   66           $   55




                                                                          CLASS C
                                           --------------------------------------------------------------------
                                                                                                    NOVEMBER 4,
                                                                                                       2005**
                                                                                                      THROUGH
                                                         YEAR ENDED OCTOBER 31,                     OCTOBER 31,
                                            2010          2009           2008          2007             2006
Net asset value at beginning of
  period                                   $ 9.03        $ 8.06        $ 12.99        $10.93           $10.00
                                           ------        ------        -------        ------           ------
Net investment income (loss)                (0.11)(a)     (0.04)(a)      (0.12)        (0.08)           (0.09)
Net realized and unrealized gain
  (loss) on investments                      1.16          1.01          (4.74)         2.22             1.02
                                           ------        ------        -------        ------           ------
Total from investment operations             1.05          0.97          (4.86)         2.14             0.93
                                           ------        ------        -------        ------           ------
Less dividends and distributions:
  From net investment income                   --            --             --            --               --
  From net realized gain on
     investments                               --            --          (0.07)        (0.08)              --
                                           ------        ------        -------        ------           ------
Total dividends and distributions              --            --          (0.07)        (0.08)              --
                                           ------        ------        -------        ------           ------
Net asset value at end of period           $10.08        $ 9.03        $  8.06        $12.99           $10.93
                                           ======        ======        =======        ======           ======
Total investment return (b)                 11.63%(c)     12.03%(c)     (37.63%)       19.56%            9.40%(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)              (1.14%)       (0.52%)        (1.04%)       (0.67%)          (0.87%)++
  Net expenses                               2.27%         2.16%          2.06%         2.00%            2.00% ++
  Expenses (before
     waiver/reimbursement)                   2.27%         2.16%          2.26%         2.12%            2.46% ++
Portfolio turnover rate                       131%          156%           291%          279%             138%
Net assets at end of period (in
  000's)                                   $2,889        $   45        $    40        $   65           $   55



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(d)  Total investment return is not annualized.




16    MainStay Growth Equity Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                  CLASS B
              ------------------------------------------------------------------------------
                                                                                 NOVEMBER 4,
                                                                                   2005**
                                                                                   THROUGH
                               YEAR ENDED OCTOBER 31,                           OCTOBER 31,
                2010            2009             2008            2007               2006
              $  9.04          $ 8.07          $ 12.99          $10.93             $10.00
              -------          ------          -------          ------             ------
                (0.11)(a)       (0.07)(a)        (0.10)          (0.08)             (0.09)

                 1.15            1.04            (4.75)           2.22               1.02
              -------          ------          -------          ------             ------
                 1.04            0.97            (4.85)           2.14               0.93
              -------          ------          -------          ------             ------

                   --              --               --              --                 --
                   --              --            (0.07)          (0.08)                --
              -------          ------          -------          ------             ------
                   --              --            (0.07)          (0.08)                --
              -------          ------          -------          ------             ------
              $ 10.08          $ 9.04          $  8.07          $12.99             $10.93
              =======          ======          =======          ======             ======
                11.50%          12.02%          (37.55%)         19.67%              9.30%(d)

                (1.14%)         (0.82%)          (1.04%)         (0.67%)            (0.87%)++
                 2.27%           2.18%            2.06%           2.00%              2.00% ++
                 2.27%           2.18%            2.26%           2.12%              2.46% ++
                  131%            156%             291%            279%               138%
              $95,899          $  122          $    42          $   65             $   55



                                                  CLASS I
              -------------------------------------------------------------------------------
                                                                                  NOVEMBER 4,
                                                                                     2005**
                                                                                    THROUGH
                                YEAR ENDED OCTOBER 31,                            OCTOBER 31,
               2010             2009             2008             2007                2006
              $ 9.36          $  8.30          $ 13.24          $  11.04            $ 10.00
              ------          -------          -------          --------            -------
                0.01 (a)         0.06 (a)         0.02              0.02               0.01

                1.22             1.04            (4.87)             2.28               1.03
              ------          -------          -------          --------            -------
                1.23             1.10            (4.85)             2.30               1.04
              ------          -------          -------          --------            -------

               (0.09)           (0.04)           (0.02)            (0.02)                --
                  --               --            (0.07)            (0.08)                --
              ------          -------          -------          --------            -------
               (0.09)           (0.04)           (0.09)            (0.10)                --
              ------          -------          -------          --------            -------
              $10.50          $  9.36          $  8.30          $  13.24            $ 11.04
              ======          =======          =======          ========            =======
               13.07%           13.29%          (36.80%)           20.93%             10.40%(d)

                0.14%            0.74%            0.21%             0.31%              0.11%++
                0.98%            1.03%            0.81%             0.92%              1.00%++
                0.98%            1.05%            0.81%             0.92%              1.46%++
                 131%             156%             291%              279%               138%
              $3,082          $36,230          $75,450          $173,475            $26,586




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Growth Equity Fund (the "Fund"), a diversified fund. The Fund is the successor of the MainStay Growth Equity Fund, a series of Eclipse Funds Inc. (the "Predecessor Fund"). The reorganization of the Predecessor Fund with and into the Fund occurred on February 26, 2010. All information and references to periods prior to February 26, 2010, relate to the Predecessor Fund.

The Fund currently offers five classes of shares. Class A shares, Class B shares, Class C shares and Class I shares commenced operations on November 4, 2005. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered at NAV without an initial sales charge, although a declining CDSC may be imposed on redemptions made within six years of purchase of Class B shares and a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The five classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class B and Class C shares are subject to higher distribution and/or service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek long-term growth of capital.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing


18    MainStay Growth Equity Fund
services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund did not hold securities that were valued in such a manner.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or

                                                   mainstayinvestments.com    19
bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The Fund had no portfolio securities on loan as of October 31, 2010.

(I) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

(M) QUANTITATIVE DISCLOSURE OF DERIVATIVE HOLDINGS. The following tables show additional disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2010 is as follow:

REALIZED GAIN (LOSS)

                                STATEMENTS OF     EQUITY
                                   OPERATIONS  CONTRACTS
                                     LOCATION       RISK  TOTAL
                         Net realized gain on
Futures Contracts        futures transactions     $9,940  $9,940
                                               -----------------
Total Realized Gain                               $9,940  $9,940
                                               =================



NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                     EQUITY
                                  CONTRACTS
                                       RISK  TOTAL
Futures Contracts (2)                 3,400   3,400
                                  =================



(1) Amount disclosed represents the weighted average held during the year ended October 31, 2010.

(2) Amount(s) represent(s) number of contracts or number of shares/units.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. Madison Square Investors LLC ("Madison Square Investors" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.70% up to $500 million and 0.675% over $500 million. The effective management fee rate was 0.70% for the year ended October 31, 2010.

For the year ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $3,676,836.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in


20    MainStay Growth Equity Fund
conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Investor Class and Class A shares at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares of the Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares of the Fund for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $26,820 and $6,370 respectively, for the year ended October 31, 2010. The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares of $1,167, $146,921 and $256, respectively, for the year ended October 31, 2010.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the year ended October 31, 2010, were as follows:

Investor Class                        $1,084,208
------------------------------------------------
Class A                                  367,299
------------------------------------------------
Class B                                  464,836
------------------------------------------------
Class C                                   13,123
------------------------------------------------
Class I                                   19,595
------------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Investor Class                    $22,216    0.0%++
------------------------------------------------
Class A                            90,503    0.0++
------------------------------------------------
Class C                                75    0.0++
------------------------------------------------
Class I                             1,116    0.0++
------------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $24,939.

NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

              ACCUMULATED
                  CAPITAL          OTHER        UNREALIZED           TOTAL
 ORDINARY       AND OTHER      TEMPORARY      APPRECIATION     ACCUMULATED
   INCOME     GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)     GAIN (LOSS)
      $--    $(98,333,973)           $--       $78,959,166    $(19,374,807)
--------------------------------------------------------- ----------------



The difference between book-basis and tax basis unrealized depreciation is primarily due to class action payments basis adjustments, wash sales deferrals, real estate investment trusts ("REITs") basis adjustments, and capital loss carryforward from fund acquisition.

The following table discloses the current year reclassifications between undistributed net investment income, accumulated net realized loss on investments and additional paid-in-capital arising from permanent differences; net assets at October 31, 2010 were not affected.

                      ACCUMULATED
  UNDISTRIBUTED      NET REALIZED     ADDITIONAL
 NET INVESTMENT    GAIN (LOSS) ON        PAID-IN
  INCOME (LOSS)       INVESTMENTS        CAPITAL
     $2,205,868         $(756,653)   $(1,449,215)
------------------------------------ -----------



The reclassifications for the Fund are primarily due to foreign currency gains
(loss), return of capital and capital gain distribution from REITs, distributions from net operating loss, distributions in excess of current earnings, and wash sales from fund acquisition.

At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $98,333,973 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. The fund acquired $94,184,714 of capital losses in its reorganization with MainStay Capital Appreciation Fund (see Note 9). Use of these losses may be limited due to the provisions of IRC section 382. To the extent that

                                                   mainstayinvestments.com    21
these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2015              $21,350
           2016               62,822
           2017               14,162
---------------------------------- -----
          Total              $98,334
---------------------------------- -----



The Fund utilized $27,433,600 of capital loss carryforwards during the year ended October 31, 2010.

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009, shown in the Statement of Changes in Net Assets, was as follows:

                                     2010     2009
Distributions paid from:
  Ordinary Income                $286,781  $327,011
---------------------------------------------------



NOTE 5-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 7-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the year ended October 31, 2010, purchases and sales of securities, other than short-term securities, were $664,215 and $748,635, respectively.

NOTE 8-CAPITAL SHARE TRANSACTIONS

 INVESTOR CLASS                   SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                      533,152  $  5,215,864
Shares issued in connection
  with the acquisition of
  MainStay Capital
  Appreciation Fund (See
  Note 9)                     25,405,384   249,912,764
Shares issued to
  shareholders in
  reinvestment of dividends           22           213
Shares redeemed               (3,083,748)  (30,190,362)
                              ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                  22,854,810   224,938,479
Shares converted into
  Investor Class (See Note
  1)                           1,581,410    15,442,867
Shares converted from
  Investor Class (See Note
  1)                            (643,247)   (6,437,168)
                              ------------------------
Net increase (decrease)       23,792,973  $233,944,178
                              ========================
Year ended October 31, 2009:
Shares sold                          978  $      8,948
Net increase (decrease) in
  shares outstanding before
  conversion                         978         8,948
Shares converted into
  Investor Class (See Note
  1)                                 162         1,097
                              ------------------------
Net increase (decrease)            1,140  $     10,045
                              ========================


 CLASS A                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                      866,379  $  8,514,412

Shares issued in connection
  with the acquisition of
  MainStay Capital
  Appreciation Fund (See
  Note 9)                     21,838,919   214,573,935

Shares issued to
  shareholders in
  reinvestment of dividends           41           399

Shares redeemed               (3,597,576)  (35,085,241)
                              ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                  19,107,763   188,003,505

Shares converted into Class
  A (See Note 1)               1,196,535    11,876,607

Shares converted from Class
  A (See Note 1)                (136,340)   (1,383,236)
                              ------------------------


Net increase (decrease)       20,167,958  $198,496,876
                              ========================


Year ended October 31, 2009:

Shares sold                        4,903  $     44,229

Shares issued to
  shareholders in
  reinvestment of dividends            1            11

Shares redeemed                     (943)       (7,041)
                              ------------------------


Net increase (decrease)            3,961  $     37,199
                              ========================





22    MainStay Growth Equity Fund

 CLASS B                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                      745,402  $  7,168,004

Shares issued in connection
  with the acquisition of
  MainStay Capital
  Appreciation Fund (See
  Note 9)                     12,472,995   119,463,886

Shares redeemed               (1,661,510)  (15,745,052)
                              ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                  11,556,887   110,886,838

Shares converted from Class
  B (See Note 1)              (2,056,952)  (19,499,070)
                              ------------------------


Net increase (decrease)        9,499,935  $ 91,387,768
                              ========================


Year ended October 31, 2009:

Shares sold                       16,456  $    130,751

Shares redeemed                   (8,068)      (70,305)
                              ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                       8,388        60,446

Shares converted from Class
  B (See Note 1)                    (166)       (1,097)
                              ------------------------


Net increase (decrease)            8,222  $     59,349
                              ========================



 CLASS C (A)                      SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                       35,846  $    344,998

Shares issued in connection
  with the acquisition of
  MainStay Capital
  Appreciation Fund (See
  Note 9)                        313,217     3,001,872

Shares redeemed                  (67,518)     (645,915)
                              ------------------------


Net increase (decrease)          281,545  $  2,700,955
                              ========================



 CLASS I                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                       69,486  $    669,199

Shares issued in connection
  with the acquisition of
  MainStay Capital
  Appreciation Fund (See
  Note 9)                         48,621       478,959

Shares issued to
  shareholders in
  reinvestment of dividends       22,291       217,336

Shares redeemed               (3,716,021)  (36,856,943)
                              ------------------------


Net increase (decrease)       (3,575,623) $(35,491,449)
                              ========================


Year ended October 31, 2009:

Shares sold                      561,272  $  4,495,112

Shares issued to
  shareholders in
  reinvestment of dividends       40,041       299,509

Shares redeemed               (5,817,316)  (47,216,095)
                              ------------------------


Net increase (decrease)       (5,216,003) $(42,421,474)
                              ========================




(a) Class C shares had no activity for the year ended October 31, 2009.

NOTE 9-FUND ACQUISITION

At a meeting held on June 23, 2009, the Board of Trustees approved a plan of reorganization where by the Fund would acquire the assets, including the investments, and assume the liabilities of MainStay Capital Appreciation Fund, a series of The MainStay Funds. Shareholders of the MainStay Capital Appreciation Fund approved this reorganization on November 16, 2009, which was then completed on November 24, 2009. The aggregate net assets of the Fund immediately before the acquisition were $32,383,788 and the combined net assets after the acquisition were $619,815,204.

The acquisition was accomplished by a tax-free exchange of the following:

 MAINSTAY CAPITAL
 APPRECIATION FUND                SHARES         VALUE
 Investor Class                9,208,553  $249,912,764
------------------------------------------------------
 Class A                       7,862,472   214,573,935
------------------------------------------------------
 Class B                       4,991,180   119,463,886
------------------------------------------------------
 Class C                         125,395     3,001,872
------------------------------------------------------
 Class I                          17,134       478,959
------------------------------------------------------



In exchange for the MainStay Capital Appreciation Fund shares and net assets, the Fund issued 25,405,384 Investor Class Shares; 21,838,919 Class A shares; 12,472,995 Class B shares; 313,217 Class C shares; and 48,621 Class I shares.


                                                   mainstayinvestments.com    23

MainStay Capital Appreciation Fund's net assets after adjustments for any permanent book-to-tax differences at the acquisition date were as follows, which include the following amounts of capital stock, unrealized appreciation, accumulated net realized loss and undistributed net investment loss:

                                                                                      ACCUMULATED    UNDISTRIBUTED
                                          TOTAL NET                     UNREALIZED   NET REALIZED   NET INVESTMENT
                                             ASSETS   CAPITAL STOCK   APPRECIATION           LOSS            LOSS
MainStay Capital Appreciation Fund     $587,431,416    $613,141,766    $69,756,562   $(95,112,046)       $(354,866)
------------------------------------------------------------------------------------------------------------------



Assuming the acquisition had been completed on November 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the period ended October 31, 2010, are as follows:

Net investment loss                  $(2,575,169)
------------------------------------------------
Net gain on investments              $69,925,127
------------------------------------------------
Net increase in net assets
  resulting from operations          $67,349,958
------------------------------------------------



Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the MainStay Capital Appreciation Fund that have been included in the Fund's Statement of Operations since November 24, 2009.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from MainStay Capital Appreciation Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE 10-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.



24    MainStay Growth Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Growth Equity Fund ("the Fund"), one of the funds constituting MainStay Funds Trust, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Growth Equity Fund of MainStay Funds Trust as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


                                                   mainstayinvestments.com    25

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Growth Equity Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and Madison Square Investors LLC ("MSI") on behalf of the Fund.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and MSI on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management and/or subadvisory fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates, including MSI as subadviser to the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments and MSI; (ii) the investment performance of the Fund, New York Life Investments and MSI; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates, including MSI as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND MSI

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing MSI's compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

The Board also examined the nature, extent and quality of the services that MSI provides to the Fund. The Board evaluated MSI's experience in serving as subadviser to the Fund and managing other portfolios. It examined MSI's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at MSI, and MSI's overall legal and compliance environment. The Board also reviewed MSI's willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the Fund's portfolio


26    MainStay Growth Equity Fund
managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and MSI's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments and MSI to enhance investment returns, supported a determination to approve the Agreements. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND MSI

The Board considered the costs of the services provided by New York Life Investments and MSI under the Agreements, and the profits realized by New York Life Investments and its affiliates due to their relationships with the Fund. Because MSI is an affiliate of New York Life Investments whose subadvisory fees are paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and MSI in the aggregate.

In evaluating any costs and profits of New York Life Investments and its affiliates, including MSI, due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and MSI must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board recognized, for example, the benefits to MSI from legally permitted "soft-dollar" arrangements by which brokers provide research and other services to MSI in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities.

The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates (including
MSI) due to their relationships with the Fund supported the Board's determination to approve the Agreements.


                                                   mainstayinvestments.com    27

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED) (CONTINUED)


EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to MSI are paid by New York Life Investments, not the Fund.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and MSI on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and MSI about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.



28    MainStay Growth Equity Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD


A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; or
(ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 800-MAINSTAY (624-6782);
(ii) by visiting the Fund's website at mainstayinvestments.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


                                                   mainstayinvestments.com    29

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."



30    MainStay Growth Equity Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    31

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------



32    MainStay Growth Equity Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    33

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.



34    MainStay Growth Equity Fund

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.


                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21093 MS333-10                                         MSGE11-12/10
                                                                              B8

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY HIGH YIELD MUNICIPAL BOND FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------
Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   10
---------------------------------------------
Financial Statements                       17
---------------------------------------------
Notes to Financial Statements              21
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            26
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  27
---------------------------------------------
Federal Income Tax Information             30
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        30
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       30
---------------------------------------------
Board Members and Officers                 31
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.



(LINE GRAPH)

                       MAINSTAY HIGH
                      YIELD MUNICIPAL
                         BOND FUND       BARCLAYS CAPITAL       HIGH YIELD
                          CLASS I         MUNICIPAL BOND      MUNICIPAL BOND
                           SHARES              INDEX         COMPOSITE INDEX
                      ---------------    ----------------    ---------------
03/31/10                   10000               10000              10000
10/31/10                   11066               10522              10712




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                 SINCE        GROSS
                                                                                               INCEPTION     EXPENSE
CLASS                                  SALES CHARGE                                            (3/31/10)    RATIO(2)
--------------------------------------------------------------------------------------------------------------------
Investor Class Shares    Maximum 4.5% Initial Sales Charge          With sales charges            5.35%       1.51%
                                                                    Excluding sales charges      10.32        1.51
--------------------------------------------------------------------------------------------------------------------
Class A Shares           Maximum 4.5% Initial Sales Charge          With sales charges            5.62        1.40
                                                                    Excluding sales charges      10.59        1.40
--------------------------------------------------------------------------------------------------------------------
Class C Shares           Maximum 1% CDSC                            With sales charges            8.96        2.26
                         if Redeemed Within One Year of Purchase    Excluding sales charges       9.96        2.26
--------------------------------------------------------------------------------------------------------------------
Class I Shares           No Sales Charge                                                         10.66        1.15
--------------------------------------------------------------------------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                                 SINCE
                                                    INCEPTION
Barclays Capital Municipal Bond Index(3)              5.22%
-------------------------------------------------------------
High Yield Municipal Bond Composite Index(4)          7.12
-------------------------------------------------------------
Average Lipper High Yield Municipal Debt Fund(5)      7.26
-------------------------------------------------------------







3. The Barclays Capital Municipal Bond Index includes approximately 15,000 municipal bonds, rated Baa or better by Moody's, with a maturity of at least two years. Bonds subject to the Alternative Minimum Tax or with floating or zero coupons are excluded. Total returns assume the reinvestment of all dividends and capital gains. The Barclays Capital Municipal Bond Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
4. The High Yield Municipal Bond Composite Index is comprised of the Barclays Capital High Yield Municipal Bond Index and the Barclays Capital Municipal Bond Index weighted 60%/40%, respectively. The Barclays Capital High Yield Municipal Bond Index includes bonds that must be non-rated or be rated Ba1 or below with an outstanding par value of at least $3 million and at least one year from their maturity date.
5. The average Lipper high yield municipal debt fund is representative of funds that invest at least 50% of assets in lower-rated municipal debt issues. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay High Yield Municipal Bond Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY HIGH YIELD MUNICIPAL BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,083.90        $5.31          $1,020.10         $5.14
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,085.50        $4.47          $1,020.90         $4.33
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,079.80        $9.17          $1,016.40         $8.89
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,086.00        $3.15          $1,022.20         $3.06
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.01% for Investor Class, 0.85% for Class A, 1.75% for Class C, 0.60% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 days for Investor Class, Class A, Class C and Class I (to reflect the one-half year period). The table above represents actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

STATE COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Texas                                    9.6%
California                               8.1
Ohio                                     5.7
Illinois                                 5.4
Pennsylvania                             5.4
Michigan                                 5.1
New Jersey                               5.1
Colorado                                 4.5
Alabama                                  3.7
New York                                 3.7
Florida                                  3.4
Tennessee                                3.3
Louisiana                                3.2
Massachusetts                            2.8
Virginia                                 2.5
Guam                                     2.3
Nevada                                   2.2
Mississippi                              2.1
Kentucky                                 2.0
Missouri                                 2.0
Multi-State                              1.8
Indiana                                  1.6
Georgia                                  1.5
North Carolina                           1.4
New Hampshire                            1.3
Delaware                                 1.2
Maryland                                 1.0
Wisconsin                                0.9
Arizona                                  0.8
District of Columbia                     0.7
Minnesota                                0.7
West Virginia                            0.6
Connecticut                              0.4
Iowa                                     0.4
Oregon                                   0.4
Oklahoma                                 0.2
Washington                               0.2
Rhode Island                             0.1
Other Assets, Less Liabilities           2.7%
                                       -----
                                       100.0%
                                       =====



See Portfolio of Investments beginning on page 10 for specific holdings within these categories.


TOP TEN ISSUERS HELD AS OF OCTOBER 31, 2010

    1.  Texas Private Activity Bond Surface
        Transportation Corp. Revenue,
        6.875%-7.50%, due 6/30/33-6/30/40
    2.  Buckeye, Ohio, Tobacco Settlement
        Financing Authority, 5.125%-5.875%, due
        6/1/24-6/1/34
    3.  Capital Beltway Funding Corp. Revenue,
        3.55%, due 12/31/47
    4.  Inland Empire Tobacco Securitization
        Authority TOB Settlement, 4.625%-5.00%,
        due 6/1/21
    5.  Guam Department of Education Certificates
        Participation, 6.00%-6.625%, due
        12/1/20-12/1/30
    6.  City of New York, 2.10%, due 8/1/23
    7.  Mississippi Business Finance Corp.
        Pollution Control Revenue, Refunding,
        System Energy Resources, 5.90%, due 5/1/22
    8.  Michigan Finance Authority Educational
        Facility Revenue, 8.00%, due 10/1/30
    9.  Illinois Finance Authority Revenue,
        Navistar International Recovery Zone
        Facility, 6.50%, due 10/15/40
   10.  Louisiana Public Facilities Authority
        Revenue, Black and Gold Facilities,
        Project, 4.50%-5.00%, due 7/1/38-7/1/39





8    MainStay High Yield Municipal Bond Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers John Loffredo, CFA, Robert DiMella, CFA, and Michael Petty of MacKay Shields LLC, the Fund's Subadvisor.

HOW DID MAINSTAY HIGH YIELD MUNICIPAL BOND FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE PERIOD FROM THE FUND'S COMMENCEMENT ON MARCH 31, 2010 THROUGH OCTOBER 31, 2010?

Excluding all sales charges, MainStay High Yield Municipal Bond Fund returned 10.32% for Investor Class shares, 10.59% for Class A shares and 9.96% for Class C shares from the Fund's commencement of operations on March 31, 2010, through October 31, 2010. Over the same period, the Fund's Class I shares returned 10.66%. All share classes outperformed the 7.26% return of the average Lipper(1) high yield municipal debt fund and the 5.22% return of the Barclays Capital Municipal Bond Index(2) from March 31, 2010, through October 31, 2010. The Barclays Capital Municipal Bond Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE PERIOD FROM MARCH 31, 2010, THROUGH OCTOBER 31, 2010?

The Fund outperformed its peers during the reporting period largely because of individual security selection. The Fund outperformed its benchmark primarily because of its holdings in bonds rated BBB and lower,(3) as the high-yield segment of the municipal bond market produced higher returns than the investment-grade segment of the municipal bond market from March 31, 2010, through October 31, 2010.

WHAT SPECIFIC FACTORS, RISKS OR MARKET FORCES PROMPTED SIGNIFICANT DECISIONS FOR THE FUND DURING THE REPORTING PERIOD?

A combination of strong technical conditions (that is, conditions regarding supply and demand) within the tax-exempt municipal market and historically wide spreads(4) on lower-rated municipal bonds contributed to our investment decisions. Other oppor- tunities to purchase securities arose because of negative credit headlines and withdrawn ratings on bonds insured by monoline insurers.

DURING THE REPORTING PERIOD, WHICH MARKET SEGMENTS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH MARKET SEGMENTS WERE PARTICULARLY WEAK?

On the basis of impact, which takes weightings and total returns into account, all sectors and segments in which the Fund invested contributed positively to the Fund's absolute performance, led by bonds with long-dated maturities and holdings in the industrial development, health care and higher education market segments. As mentioned before, credits rated BBB and lower significantly outperformed higher-quality credits.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

Most purchases were significant, as we built the Fund's entire well-balanced and widely diversified investment portfolio during the reporting period. During the reporting period, we sold several holdings that had appreciated in value and replaced them with what we considered to be more attractive bonds.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of October 31, 2010, the Fund had an underweight position relative to the Barclays Capital Municipal Bond Index in tobacco bonds and an underweight position in securities with exposure to real estate risk, such as CCRCs (continuing care retirement communities) and tax-allocation districts. As of October 31, 2010, the weighted average dollar price of the Fund's portfolio was at a deep discount to par.


1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the Barclays Capital Municipal Bond Index.
3. Debt rated BBB by Standard & Poor's is deemed by Standard & Poor's to exhibit adequate protection parameters. It is the opinion of Standard & Poor's, however, that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation than would be the case for debt in higher-rated categories. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.
4. The terms "spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                    mainstayinvestments.com    9

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010


                                    PRINCIPAL
                                       AMOUNT        VALUE
MUNICIPAL BONDS 93.1%+
----------------------------------------------------------

ALABAMA 3.7%
Alabama Industrial Development
  Authority Solid Waste Disposal
  Revenue, Pine City Fiber Co.
  6.45%, due 12/1/23 (a)           $  650,000  $   649,935
Alabama Water Pollution Control
  Authority Refunding, Revolving
  Fund Loan
  Series B, Insured: AMBAC
  4.125%, due 2/15/14 (b)             550,000      491,634
Jefferson County Public Building
  Authority Lease Revenue
  Insured: AMBAC
  5.00%, due 4/1/12 (b)               310,000      293,505
Jefferson County, Limited
  Obligation School Warrants
  Series A
  5.25%, due 1/1/13                   870,000      853,600
Selma Industrial Development
  Board Environmental Improvement
  Revenue, International
  Paper Company Projects
  Series A
  4.75%, due 12/1/30 (a)              500,000      453,025
                                               -----------
                                                 2,741,699
                                               -----------

ARIZONA 0.8%
Pima County Industrial
  Development Authority Education
  Revenue, Paradise Education
  Center Project
  Series A
  5.875%, due 6/1/33                  250,000      248,900
  6.10%, due 6/1/45                   350,000      350,441
                                               -----------
                                                   599,341
                                               -----------

CALIFORNIA 6.8%
California Infrastructure &
  Economic Development Bank
  Revenue, Stockton Port District
  Project
  Insured: ACA
  5.50%, due 7/1/32 (c)               350,000      289,349
Golden State Tobacco
  Securitization Corp. TOB
  Settlement
  Insured: AGC-ICC
  5.00%, due 6/1/45 (d)             1,000,000      988,590
Hayward, California Unified
  School District, Capital
  Appreciation Election
  Series A, Insured: AGM
  (zero coupon), due 8/1/37 (e)     6,135,000      975,833
X  Inland Empire Tobacco
  Securitization Authority TOB
  Settlement
  Series A
  4.625%, due 6/1/21                  475,000      395,984
  Series A
  5.00%, due 6/1/21                 1,525,000    1,313,848
San Joaquin Hills Transportation
  Corridor Agency
  Series A, Insured: NATL-RE
  (zero coupon), due 1/15/25 (f)    3,000,000    1,040,760
                                               -----------
                                                 5,004,364
                                               -----------

COLORADO 4.5%
Arkansas River Power Authority
  Revenue
  6.125%, due 10/1/40               1,000,000    1,060,600
Denver Convention Center Hotel
  Authority Revenue, Refunding
  Series, Insured: XLCA
  4.75%, due 12/1/35 (g)              165,000      141,654
Denver Convention City and County
  Special Facilities Airport
  Revenue, Refunding
  5.25%, due 10/1/32 (a)              150,000      136,662
E-470 Public Highway Authority
  Revenue
  Series B, Insured: NATL-RE
  (zero coupon), due 9/1/27 (f)       240,000       82,947
  Series B, Insured: NATL-RE
  (zero coupon), due 9/1/30 (f)       400,000      110,304
  (zero coupon), due 9/1/40         1,000,000      129,840
Fronterra Village Metropolitan
  District No. 2, Colorado,
  Refunding & Improvement
  Insured: RADIAN
  4.875%, due 12/1/27 (h)             500,000      429,105
North Range Village Metropolitan
  District, Colorado, Refunding &
  Improvement Insured: CIFG
  4.25%, due 12/1/36 (i)              600,000      483,264
Regional Transportation District,
  Colorado, Private Activity
  Revenue
  6.00%, due 1/15/41                  500,000      528,980
Table Rock Metropolitan District
  General Obligation, Refunding
  Improvement Insured: RADIAN
  4.25%, due 12/1/27 (h)              275,000      234,220
                                               -----------
                                                 3,337,576
                                               -----------

CONNECTICUT 0.4%
Connecticut, Special Parking
  Revenue
  Series A, Insured: ACA
  6.60%, due 7/1/24 (a)(c)            325,000      316,082
                                               -----------




+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest issuers held, as of October 31, 2010. May be subject to change daily.

10    MainStay High Yield Municipal Bond Fund         The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    PRINCIPAL
                                       AMOUNT        VALUE
MUNICIPAL BONDS (CONTINUED)
DELAWARE 1.2%
Delaware State Economic
  Development Authority Revenue
  5.375%, due 10/1/45              $  855,000  $   856,590
                                               -----------



DISTRICT OF COLUMBIA 0.7%
District of Columbia Revenue,
  Friendship Public Charter
  School Insured: ACA
  5.25%, due 6/1/33 (c)                85,000       77,556
District of Columbia Revenue,
  James F Oyster Elementary
  School Pilot Insured: ACA
  6.25%, due 11/1/31 (c)              470,000      464,050
                                               -----------
                                                   541,606
                                               -----------

FLORIDA 3.4%
Bay County Florida Educational
  Facilities Revenue, Refunding
  Bay Haven Charter
  Series A
  6.00%, due 9/1/40                   300,000      304,872
Escambia County Health Facilities
  Authority Revenue, Baptist
  Hospital, Project
  Series A
  6.00%, due 8/15/36                  250,000      259,152
Gainesville Utilities System
  revenue
  Series C
  0.43%, due 10/1/26                  250,000      250,000
Miami Beach Health Facilities
  Authority, Hospital Revenue,
  Refunding, Mount Sinai Medical
  Center of Florida
  6.75%, due 11/15/21                 500,000      523,290
Volusia County Industrial
  Development Authority Revenue
  Insured: CIFG
  5.00%, due 6/1/35 (i)             1,270,000    1,162,533
                                               -----------
                                                 2,499,847
                                               -----------

GEORGIA 1.5%
DeKalb County Hospital Authority
  Revenue, DeKalb Medical Center,
  Project
  6.125%, due 9/1/40                1,075,000    1,115,506
                                               -----------


GUAM 2.3%
X  Guam Department of Education
  Certificates Participation
  Series A
  6.00%, due 12/1/20                  500,000      522,280
  Series A
  6.625%, due 12/1/30               1,085,000    1,132,523
                                               -----------
                                                 1,654,803
                                               -----------

ILLINOIS 5.4%
Chicago, Illinois, O'Hare
  International Airport Special
  Facility Revenue, Refunding,
  Delta Airlines Term
  6.45%, due 5/1/18                   150,000      149,981
Illinois Development Finance
  Authority Revenue, Community
  Rehab Providers
  Series A
  5.60%, due 7/1/19                   610,000      579,787
X  Illinois Finance Authority
  Revenue, Navistar International
  Recovery Zone Facility
  6.50%, due 10/15/40               1,250,000    1,301,637
Massac County Hospital District
  Insured: CIFG
  4.50%, due 11/1/31 (i)            1,080,000      957,528
Village of Bourbonnais Revenue
  5.50%, due 11/1/40                1,000,000    1,022,390
                                               -----------
                                                 4,011,323
                                               -----------

INDIANA 1.6%
Indianapolis in Multifamily
  Housing Revenue
  Series A
  6.00%, due 7/1/40                   500,000      521,755
  Series B
  6.75%, due 7/1/40                   500,000      522,495
Indianapolis Local Public
  Improvement Bond Bank
  Insured: FSA
  0.30%, due 1/1/36 (j)               150,000      150,000
                                               -----------
                                                 1,194,250
                                               -----------

IOWA 0.4%
Xenia Rural Water District
  Revenue Insured: CIFG
  4.50%, due 12/1/31 (i)              460,000      250,861
                                               -----------


KENTUCKY 2.0%
Kentucky Economic Development
  Finance Authority Revenue,
  Owensboro Medical Health System
  Series A
  6.375%, due 6/1/40                  520,000      553,124
Ohio, Kentucky, Pollution Control
  Revenue, Refunding Big Rivers
  Electric Corp.
  Series A
  6.00%, due 7/15/31                  910,000      947,265
                                               -----------
                                                 1,500,389
                                               -----------

LOUISIANA 3.2%
Louisiana Local Government
  Environmental Facilities &
  Community Development
  Authority, Westlake Chemical
  Corp.
  6.50%, due 8/1/29                 1,000,000    1,063,970


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11

                                    PRINCIPAL
                                       AMOUNT        VALUE
MUNICIPAL BONDS (CONTINUED)
LOUISIANA (CONTINUED)
X  Louisiana Public Facilities
  Authority Revenue, Black and
  Gold Facilities, Project
  Series A, Insured: CIFG
  4.50%, due 7/1/38 (i)            $1,000,000  $   812,440
  Series A, Insured: CIFG
  5.00%, due 7/1/39 (i)               500,000      459,050
                                               -----------
                                                 2,335,460
                                               -----------

MARYLAND 1.0%
Anne Arundel County
  6.10%, due 7/1/40                   750,000      763,073
                                               -----------


MASSACHUSETTS 2.8%
Massachusetts Port Authority
  Facilities Revenue, Delta
  Airlines, Project
  Series A, Insured: AMBAC
  5.50%, due 1/1/19 (a)(b)(k)         500,000      468,335
Massachusetts State Health &
  Educational Facilities
  Authority Revenue
  Series C
  5.375%, due 7/1/35                  510,000      506,170
Massachusetts State Health &
  Educational Facilities
  Authority Revenue, Suffolk
  University
  Series A
  6.25%, due 7/1/30                 1,000,000    1,107,030
                                               -----------
                                                 2,081,535
                                               -----------

MICHIGAN 4.7%
Chandler Park Academy, Public
  School Academy Revenue
  5.125%, due 11/1/35                 605,000      516,761
Detroit, Michigan Capital
  Improvement
  Series A-1
  5.00%, due 4/1/16                   300,000      290,172
X  Michigan Finance Authority
  Educational Facility Revenue
  Series A
  8.00%, due 10/1/30                1,250,000    1,311,537
Michigan Municipal Bond Authority
  Revenue, Local Government Loan
  Program
  Series C, Insured: AMBAC
  4.50%, due 5/1/31 (b)               140,000      124,253
  Series B, Insured: AMBAC
  5.00%, due 12/1/34 (b)              340,000      304,715
Michigan Public Educational
  Facilities Authority Revenue
  8.00%, due 4/1/40                   500,000      525,935
Michigan Tobacco Settlement
  Finance Authority
  Series A
  6.00%, due 6/1/34                   500,000      421,915
                                               -----------
                                                 3,495,288
                                               -----------

MINNESOTA 0.7%
Washington County Housing &
  Redevelopment Authority,
  Hospital Facilities Revenue,
  Healtheast Project
  5.50%, due 11/15/27                 500,000      477,120
                                               -----------


MISSISSIPPI 2.1%
X  Mississippi Business Finance
  Corp. Pollution Control
  Revenue, Refunding, System
  Energy Resources
  5.90%, due 5/1/22                 1,500,000    1,507,500
                                               -----------


MISSOURI 2.0%
Arnold Retail Corridor
  Transportation Development
  District
  6.65%, due 5/1/38                   500,000      511,540
Kansas City Industrial
  Development Authority Revenue
  6.25%, due 9/1/32                 1,000,000      984,690
                                               -----------
                                                 1,496,230
                                               -----------

NEVADA 2.2%
Clark County Economic Development
  Revenue, Refunding, Southwest
  Gas Corp. Project
  Series B, Insured: FGIC
  5.00%, due 12/1/33 (a)(l)           280,000      268,156
Clark County Economic Development
  Revenue, University Southern
  Nevada Project Insured: RADIAN
  4.625%, due 4/1/37 (h)            1,500,000    1,147,065
Director of the State of Nevada
  Department of Business &
  Industry Lease Revenue, Tahoe
  Regional Planning Agency
  Project
  Series A, Insured: AMBAC
  4.50%, due 6/1/37 (b)               305,000      214,522
                                               -----------
                                                 1,629,743
                                               -----------

NEW HAMPSHIRE 1.3%
Manchester Housing and
  Redevelopment Authority
  Revenue, Capital Appreciation
  Series B, Insured: ACA, RADIAN
  (zero coupon), due 1/1/17
  (c)(h)                              165,000      105,367
  Series B, Insured: ACA
  (zero coupon), due 1/1/26 (c)     1,400,000      413,014


12    MainStay High Yield Municipal Bond Fund         The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    PRINCIPAL
                                       AMOUNT        VALUE
MUNICIPAL BONDS (CONTINUED)
NEW HAMPSHIRE (CONTINUED)
New Hampshire Health & Education
  Facilities Authority Revenue,
  Franklin Pierce College,
  Insured: ACA
  6.05%, due 10/1/34 (c)           $  520,000  $   458,094
                                               -----------
                                                   976,475
                                               -----------

NEW JERSEY 5.1%
New Jersey Camden County
  Pollution Control Financing
  Authority Revenue
  Series A
  7.50%, due 12/1/10 (a)              800,000      793,008
New Jersey Economic Development
  Authority Revenue, Applewood
  Estates Project
  Series A, Insured: RADIAN
  5.00%, due 10/1/35 (h)              110,000       93,107
New Jersey Economic Development
  Authority Revenue, Capital
  Appreciation
  Series A, Insured: NATL-RE
  (zero coupon), due 7/1/18 (f)       225,000      140,634
New Jersey Economic Development
  Authority Revenue, Cigarette
  Tax
  5.50%, due 6/15/31                  500,000      489,820
New Jersey Economic Development
  Authority Revenue, MSU Student
  Housing Project
  5.875%, due 6/1/42                1,000,000    1,049,640
New Jersey Economic Development
  Authority Special Facilities
  Revenue, Continental Airlines,
  Project
  5.50%, due 4/1/28                   150,000      127,548
  6.25%, due 9/15/29 (a)              550,000      541,931
  6.40%, due 9/15/23 (a)              190,000      190,063
  6.625%, due 9/15/12 (a)             270,000      273,885
New Jersey Health Care Facilities
  Financing Authority Revenue
  Insured: NATL-RE
  (zero coupon), due 7/1/17 (f)       115,000       77,416
                                               -----------
                                                 3,777,052
                                               -----------

NEW YORK 3.6%
X  City of New York
  2.10%, due 8/1/23                 1,600,000    1,600,000
New York Liberty Development
  Corp. Revenue Refunding, Second
  Priority Bank of America
  6.375%, due 7/15/49               1,000,000    1,074,430
                                               -----------
                                                 2,674,430
                                               -----------

NORTH CAROLINA 1.4%
North Carolina Medical Care
  Commission Retirement
  Facilities Revenue, First
  Mortgage Galloway Ridge
  Series A
  5.875%, due 1/1/31                  530,000      527,159
  Series A
  6.00%, due 1/1/39                   520,000      523,224
                                               -----------
                                                 1,050,383
                                               -----------


OHIO 5.7%
X  Buckeye, Ohio, Tobacco
  Settlement Financing Authority
  Series A-2
  5.125%, due 6/1/24                1,000,000      873,820
  Series A-2
  5.75%, due 6/1/34                   600,000      478,488
  Series A-2
  5.875%, due 6/1/30                1,000,000      842,580
Cleveland-Cuyahoga County Port
  Authority Revenue, Student
  Housing Eulclid Avenue Project
  Insured: AMBAC
  4.25%, due 8/1/15 (b)               200,000      199,138
  Insured: AMBAC
  4.50%, due 8/1/36 (b)               315,000      244,182
Erie County, Ohio, Hospital
  Facilities Revenue
  Series A
  5.25%, due 8/15/46                  120,000      115,644
Summit County Port Authority
  Revenue, Brimfield Project
  Series G
  4.875%, due 5/15/25                 500,000      439,060
Toledo-Lucas County Port
  Authority Special Assessment
  Revenue, Crocker Park Public
  Improvement, Project
  5.375%, due 12/1/35               1,105,000    1,040,479
                                               -----------
                                                 4,233,391
                                               -----------

OKLAHOMA 0.2%
Norman Regional Hospital
  Authority Revenue
  Insured: RADIAN
  5.50%, due 9/1/32 (h)               130,000      120,055
                                               -----------


OREGON 0.4%
Oregon State Facilities Authority
  Revenue, Concordia University
  Project
  Series A
  6.375%, due 9/1/40                  250,000      256,025
                                               -----------


PENNSYLVANIA 4.8%
Allegheny County Industrial
  Development Authority Revenue,
  Propel Charter Montour
  Series A
  6.75%, due 8/15/35                  315,000      321,083


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

                                    PRINCIPAL
                                       AMOUNT        VALUE
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
Harrisburg, Pennsylvania,
  Authority Revenue, University
  of Science
  Series B
  6.00%, due 9/1/36                $  600,000  $   551,418
Harrisburg, Pennsylvania, Capital
  Appreciation, Refunding
  Series D, Insured: AMBAC
  (zero coupon), due 3/15/11 (b)      190,000      182,413
  Series D, Insured: AMBAC
  (zero coupon), due 9/15/12 (b)       25,000       21,187
  Series F, Insured: AMBAC
  (zero coupon), due 9/15/14 (b)      100,000       70,397
  Series F, Insured: AMBAC
  (zero coupon), due 9/15/15 (b)       60,000       38,136
  Series D, Insured: AMBAC
  (zero coupon), due 3/15/16 (b)      125,000       75,844
Montgomery County, Pennsylvania,
  Industrial Development
  Authority Revenue, Acts
  Retirement Communities
  Series A
  4.50%, due 11/15/36                 500,000      417,300
Pennsylvania Economic Development
  Financing Authority Revenue
  Series B
  8.00%, due 5/1/29                   250,000      258,557
Pennsylvania Higher Educational
  Facilities Authority Revenue,
  University of the Arts Insured:
  RADIAN
  5.75%, due 3/15/30 (h)            1,000,000      998,770
Philadelphia Authority for
  Industrial Development Revenue,
  First Philadelphia Charter
  Series A
  5.85%, due 8/15/37                  650,000      635,323
                                               -----------
                                                 3,570,428
                                               -----------

RHODE ISLAND 0.1%
Providence Redevelopment Agency
  Certificates of Participation
  Series A, Insured: RADIAN
  (zero coupon), due 9/1/35 (h)       280,000       56,076
                                               -----------


TENNESSEE 3.3%
Blount County Tennessee Public
  Building Authority Revenue
  Series A
  0.83%, due 6/1/32                   400,000      400,000
  Series A
  0.95%, due 6/1/34                   850,000      850,000
Johnson City Health & Educational
  Facilities Board Revenue,
  Mountain States Health Alliance
  6.00%, due 7/1/38                   300,000      314,781
Sevier County Tennessee Public
  Building Authority Revenue
  Series VI-K-1, Insured: Syncora
  Guarantee, Inc.
  0.95%, due 6/1/34                   900,000      900,000
                                               -----------
                                                 2,464,781
                                               -----------

TEXAS 9.6%
Alliance Airport Authority,
  American Airlines Project
  7.00%, due 12/1/11 (a)              160,000      161,683
Capital Area Cultural Education
  Facilities Finance Corp.
  Revenue, Roman Catholic Diocese
  Series B
  6.125%, due 4/1/45                  250,000      256,915
Central Texas Regional Mobility
  Authority Revenue
  (zero coupon), due 1/1/33           135,000       32,063
Dallas-Fort Worth, International
  Airport Facilities Improvement
  Corp. Revenue
  9.00%, due 5/1/29 (a)               750,000      790,012
Harris County-Houston Sports
  Authority Revenue
  Series: B, Insured: NATL-RE
  (zero coupon), due 11/15/13 (f)     100,000       82,378
  Series: H, Insured: NATL-RE
  (zero coupon), due 11/15/24 (f)     100,000       35,943
Houston Texas Airport System
  Revenue, Special Facilities
  Continental Airline
  Series B
  6.125%, due 7/15/27 (a)             115,000      111,770
X  Texas Private Activity Bond
  Surface Transportation Corp.
  Revenue
  6.875%, due 12/31/39                950,000    1,034,426
  7.00%, due 6/30/40                  500,000      545,425
  7.50%, due 6/30/33                  750,000      856,410
Texas State Public Finance
  Authority Charter School
  Finance Corp. Revenue,
  ED--Burnham Wood Project
  Series A
  6.25%, due 9/1/36                 1,300,000    1,223,898
Travis County Health Facilities
  Development Corp. Revenue,
  Westminster Manor
  7.125%, due 11/1/40               1,000,000    1,060,850


14    MainStay High Yield Municipal Bond Fund         The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    PRINCIPAL
                                       AMOUNT        VALUE
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Tyler Health Facilities
  Development Corp. Revenue,
  Mother Frances Hospital
  Series B
  5.00%, due 7/1/37                $1,000,000  $   923,830
                                               -----------
                                                 7,115,603
                                               -----------

VIRGINIA 2.5%
X  Capital Beltway Funding Corp.
  Revenue
  Series B
  3.55%, due 12/31/47 (a)           1,850,000    1,850,000
                                               -----------


WASHINGTON 0.2%
Central Puget Sound Regional
  Transportation Authority Sales
  & Use Tax Revenue
  Series 2625Z, Insured: FSA
  0.29%, due 11/1/15 (j)              125,000      125,000
                                               -----------


WEST VIRGINIA 0.6%
Ohio County, West Virginia
  Series B
  5.625%, due 3/1/36                  435,000      420,997
                                               -----------


WISCONSIN 0.9%
Menasha Wisconsin Insured: NATL-
  RE
  3.70%, due 3/1/13 (f)               740,000      638,457
                                               -----------
Total Municipal Bonds
  (Cost $66,274,257)                            68,739,339
                                               -----------



                                       SHARES

UNAFFILIATED INVESTMENT COMPANIES 4.2%
----------------------------------------------------------

CALIFORNIA 1.3%
BlackRock MuniYield California
  Fund, Inc.                            4,960       73,805
BlackRock MuniYield California
  Insured Fund, Inc.                   15,810      222,763
Invesco California Insured
  Municipal Income Trust               16,147      234,939
Invesco California Quality
  Municipal Securities                 28,900      376,278
Nuveen California Performance
  Plus Municipal Fund, Inc.             3,020       42,401
                                               -----------
                                                   950,186
                                               -----------

MICHIGAN 0.4%
Nuveen Michigan Premium Income
  Fund                                  1,405       19,319
Nuveen Michigan Quality Income         23,148      330,090
                                               -----------
                                                   349,409
                                               -----------

MULTI-STATE 1.8%
Invesco Insured Municipal Income
  Trust                                24,716      378,649
Invesco Municipal Income
  Opportunities Trust                  38,418      260,474
Invesco Municipal Income
  Opportunities Trust II                8,290       63,087
Invesco Quality Municipal Income
  Trust                                12,300      164,328
Invesco Quality Municipal
  Securities                           34,620      495,412
                                               -----------
                                                 1,361,950
                                               -----------

NEW YORK 0.1%
Nuveen New York Dividend
  Advantage Municipal Fund                620        8,903
Nuveen New York Investment
  Quality Municipal Fund                2,320       34,777
                                               -----------
                                                    43,680
                                               -----------

PENNSYLVANIA 0.6%
Nuveen Pennsylvania Investment
  Quality Municipal Fund                9,600      141,312
Nuveen Pennsylvania Premium
  Income Municipal Fund 2              20,000      285,000
                                               -----------
                                                   426,312
                                               -----------
Total Unaffiliated Investment
  Companies
  (Cost $3,089,802)                              3,131,537
                                               -----------
Total Investments
  (Cost $69,364,059) (m)                 97.3%  71,870,876
Other Assets, Less Liabilities            2.7    1,987,072
                                   ----------  -----------

Net Assets                              100.0% $73,857,948
                                   ==========  ===========





(a)  Interest on these securities is subject
     to alternative minimum tax.
(b)  AMBAC--Ambac Assurance Corp.
(c)  ACA--ACA Financial Guaranty Corp.
(d)  AGC--ICC Assured Guaranty
     Corporation--Insured Custody Certificates
(e)  AGM--Assured Guaranty Municipal Corp.
(f)  NATL-RE--National Public Finance
     Guarantee
(g)  XLCA--XL Capital Assurance, Inc.
(h)  RADIAN--Radian Asset Assurance, Inc.
(i)  CIFG--CIFG Group
(j)  FSA--Financial Security Assurance, Inc.
(k) Illiquid security--The total market value of this security at October 31, 2010 is $468,335, which represents 0.6% of the Fund's net assets.
(l)  FGIC--Financial Guaranty Insurance Co.
(m)  At October 31, 2010, cost is $69,364,059
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $2,634,369
Gross unrealized depreciation        (127,552)
                                   ----------
Net unrealized appreciation        $2,506,817
                                   ==========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                         PRICES
                                                      IN ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)        TOTAL
Investments in Securities (a)
Municipal Bonds                                      $       --  $68,739,339      $     --  $68,739,339
  Unaffiliated Investment Companies                   3,131,537           --            --    3,131,537
                                                     ----------  -----------      --------  -----------
Total Investments in Securities                      $3,131,537  $68,739,339           $--  $71,870,876
                                                     ==========  ===========      ========  ===========




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


16    MainStay High Yield Municipal Bond Fund         The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
-------------------------------------------------
Investment in securities, at value
  (identified cost $69,364,059)       $71,870,876
Cash                                       13,112
Receivables:
  Fund shares sold                      1,564,821
  Investment securities sold            1,076,170
  Dividends and interest                1,030,206
  Manager (See Note 3)                      7,069
Prepaid offering cost                       9,294
Other assets                               43,390
                                      -----------
     Total assets                      75,614,938
                                      -----------

LIABILITIES
-------------------------------------------------
Payables:
  Investment securities purchased       1,682,065
  Professional fees                        15,512
  Shareholder communication                10,344
  NYLIFE Distributors (See Note 3)          7,868
  Transfer agent (See Note 3)               2,911
  Custodian                                 1,302
  Trustees                                    146
Accrued expenses                            1,324
Dividend payable                           35,518
                                      -----------
     Total liabilities                  1,756,990
                                      -----------
Net assets                            $73,857,948
                                      ===========

COMPOSITION OF NET ASSETS
-------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     6,860
Additional paid-in capital             71,105,206
                                      -----------
                                       71,112,066
Undistributed net investment income         7,449
Accumulated net realized gain on
  investments                             231,616
Net unrealized appreciation on
  investments                           2,506,817
                                      -----------
Net assets                            $73,857,948
                                      ===========
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $   598,497
                                      ===========
Shares of beneficial interest
  outstanding                              55,651
                                      ===========
Net asset value per share
  outstanding                         $     10.75
Maximum sales charge (4.50% of
  offering price)                            0.51
                                      -----------
Maximum offering price per share
  outstanding                         $     11.26
                                      ===========
CLASS A
Net assets applicable to outstanding
  shares                              $23,062,186
                                      ===========
Shares of beneficial interest
  outstanding                           2,141,654
                                      ===========
Net asset value per share
  outstanding                         $     10.77
Maximum sales charge (4.50% of
  offering price)                            0.51
                                      -----------
Maximum offering price per share
  outstanding                         $     11.28
                                      ===========
CLASS C
Net assets applicable to outstanding
  shares                              $ 5,477,215
                                      ===========
Shares of beneficial interest
  outstanding                             509,542
                                      ===========
Net asset value and offering price
  per share outstanding               $     10.75
                                      ===========
CLASS I
Net assets applicable to outstanding
  shares                              $44,720,050
                                      ===========
Shares of beneficial interest
  outstanding                           4,153,053
                                      ===========
Net asset value and offering price
  per share outstanding               $     10.77
                                      ===========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 31, 2010 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Interest                             $1,223,883
  Dividends                                55,144
                                       ----------
     Total income                       1,279,027
                                       ----------
EXPENSES
  Manager (See Note 3)                    118,847
  Professional fees                        53,426
  Registration                             37,937
  Offering (See Note 2)                    29,424
  Shareholder communication                25,954
  Distribution/Service--Investor
     Class (See Note 3)                       428
  Distribution/Service--Class A (See
     Note 3)                               12,290
  Distribution/Service--Class C (See
     Note 3)                                9,799
  Custodian                                 9,769
  Transfer agent (See Note 3)               6,905
  Trustees                                    790
  Miscellaneous                             5,974
                                       ----------
     Total expenses before
       waiver/reimbursement               311,543
  Expense waiver/reimbursement from
     Manager (See Note 3)                (157,561)
                                       ----------
     Net expenses                         153,982
                                       ----------
Net investment income                   1,125,045
                                       ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------
Net realized gain on investments          231,616
Net change in unrealized appreciation
  (depreciation) on investments         2,506,817
                                       ----------
Net realized and unrealized gain on
  investments                           2,738,433
                                       ----------
Net increase in net assets resulting
  from operations                      $3,863,478
                                       ==========





18    MainStay High Yield Municipal Bond Fund         The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 31, 2010 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2010


                                             2010
INCREASE IN NET ASSETS
-------------------------------------------------
Operations:
 Net investment income                $ 1,125,045
 Net realized gain on investments         231,616
 Net change in unrealized
  appreciation (depreciation) on
  investments                           2,506,817
                                      -----------
 Net increase in net assets
  resulting from operations             3,863,478
                                      -----------
Dividends to shareholders:
 From net investment income:
    Investor Class                         (8,866)
    Class A                              (281,977)
    Class C                               (50,163)
    Class I                              (788,554)
                                      -----------
 Total dividends to shareholders       (1,129,560)
                                      -----------
Capital share transactions:
 Net proceeds from sale of shares      70,786,977
 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends                          1,052,548
 Cost of shares redeemed                 (715,495)
                                      -----------
    Increase in net assets derived
     from capital share transactions   71,124,030
                                      -----------
    Net increase in net assets         73,857,948
NET ASSETS
-------------------------------------------------
Beginning of period                            --
                                      -----------
End of period                         $73,857,948
                                      ===========
Undistributed net investment income
 at end of period                     $     7,449
                                      ===========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                     INVESTOR CLASS          CLASS A            CLASS C            CLASS I
                                     --------------        -----------        -----------        -----------
                                        MARCH 31,           MARCH 31,          MARCH 31,          MARCH 31,
                                         2010**               2010**             2010**             2010**
                                         THROUGH             THROUGH            THROUGH            THROUGH
                                       OCTOBER 31,         OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
                                          2010                 2010               2010               2010
Net asset value at beginning of
  period                                 $10.00              $ 10.00             $10.00            $ 10.00
                                         ------              -------             ------            -------
Net investment income                      0.27                 0.27               0.22               0.29
Net realized and unrealized gain on
  investments                              0.75                 0.78               0.77               0.76
                                         ------              -------             ------            -------
Total from investment operations           1.02                 1.05               0.99               1.05
                                         ------              -------             ------            -------
Less dividends:
  From net investment income              (0.27)               (0.28)             (0.24)             (0.28)
                                         ------              -------             ------            -------
Net asset value at end of period         $10.75              $ 10.77             $10.75            $ 10.77
                                         ======              =======             ======            =======
Total investment return (a)               10.32%(b)            10.59%(b)           9.96%(b)          10.66%(b)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                    5.03%++              5.20%++            4.33%++            5.26%++
  Net expenses                             1.00%++              0.85%++            1.75%++            0.60%++
  Expenses (before
     waiver/reimbursement)                 1.73%++              1.58%++            2.48%++            1.33%++
Portfolio turnover rate                     163%                 163%               163%               163%
Net assets at end of period (in
  000's)                                 $  598              $23,062             $5,477            $44,720




**   Commencement of operations.
++   Annualized.
(a)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(b)  Total investment return is not annualized.




20    MainStay High Yield Municipal Bond Fund         The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay High Yield Municipal Bond Fund (the "Fund"), a diversified fund.

The Fund currently offers four classes of shares. Investor Class shares, Class A shares, Class C shares and Class I shares commenced operations on March 31, 2010. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $500,000 or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Prior to July 15, 2010, no sales charge applied on investments of $1 million or more in Investor and Class A shares. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The four classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek to a high level of income exempt from Federal income taxes. Total return is a secondary objective.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities are valued at the evaluated mean prices supplied by a pricing agent or brokers selected by the Fund's Manager (as defined in Note 3(A)) in consultation with the Fund's Subadvisor (as defined in Note 3(A)) whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The

                                                   mainstayinvestments.com    21
amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund did not hold securities that were valued in such a manner.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of the Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken as of the current period, and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income monthly and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than Short-Term Investments, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including

22    MainStay High Yield Municipal Bond Fund
those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) CONCENTRATION OF RISK. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific country, industry or region.

(H) OFFERING COSTS. Costs incurred by the Fund in connection with the commencement of the Fund's operations were amortized on a straight line basis over twelve months.

(I) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to a Management Agreement, as amended ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of 0.55% of the Fund's average daily net assets.

Effective March 30, 2010, New York Life Investments entered into a written expense limitation agreement under which it agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund's Class A shares do not exceed 0.85% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund. This agreement expires on March 31, 2011 and it reviewed annually by the Board in connection with its review of the Fund's advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

For the period ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $118,847 and waived/reimbursed its fees in the amount of $157,561.

State Street Bank and Trust Company ("State Street"), 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Investor Class and Class A shares, which is an expense of the Investor Class and Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class C shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class C shares, along with a service fee at the annual rate of 0.25% of the average daily net assets of the Class C shares of the Fund for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $1,687 and $35,150 respectively for the period ended October 31, 2010.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and

                                                   mainstayinvestments.com    23
shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the period ended October 31, 2010, were as follows:

Investor Class                         $  302
---------------------------------------------
Class A                                 1,172
---------------------------------------------
Class C                                 1,730
---------------------------------------------
Class I                                 3,701
---------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Investor Class                 $    27,471     4.6%
--------------------------------------------------
Class A                             27,534     0.1
--------------------------------------------------
Class C                             27,396     0.5
--------------------------------------------------
Class I                         42,600,873    95.3
--------------------------------------------------



(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the period ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $885.

NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

                              ACCUMULATED          OTHER
            UNDISTRIBUTED         CAPITAL      TEMPORARY        UNREALIZED          TOTAL
ORDINARY        TAX EXEMPT      AND OTHER    DIFFERENCES      APPRECIATION    ACCUMULATED
  INCOME            INCOME    GAIN (LOSS)    -----------    (DEPRECIATION)    GAIN (LOSS)
$274,583               $--            $--       $(35,518)       $2,506,817     $2,745,882
-----------------------------------------------------------------------------------------



The other temporary differences are primarily due to distributions payable.

The following table discloses the current year reclassifications between undistributed net investment income, accumulated net realized gain on investments and additional paid-in capital arising from permanent differences; net assets at October 31, 2010 were not affected.

                      ACCUMULATED
  UNDISTRIBUTED      NET REALIZED
 NET INVESTMENT       GAIN (LOSS)          ADDITIONAL
  INCOME (LOSS)    ON INVESTMENTS    PAID-IN CAPITAL
        $11,964               $--            $(11,964)
---------------------------------------- ------------



The reclassification for the Fund is primarily due to non-deductible registration expenses.

The tax character of distributions paid during the period ended October 31, 2010 shown in the Statement of Changes in Net Assets, was as follows:

                                            2010
Distribution paid from:
  Ordinary Income                     $   39,604
  Exempt Interest Dividends            1,089,956
------------------------------------------------
Total                                 $1,129,560
------------------------------------------------



NOTE 5-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the period ended October 31, 2010.

NOTE 7-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the period ended October 31, 2010, purchases and sales of securities, other than short-term securities, were $129,446 and $60,336, respectively.


24    MainStay High Yield Municipal Bond Fund

NOTE 8-CAPITAL SHARE TRANSACTIONS


 INVESTOR CLASS (A)               SHARES       AMOUNT
Period ended October 31,
  2010:
Shares sold                       75,666  $   792,111
Shares issued to shareholders
  in reinvestment of
  dividends                          827        8,767
Shares redeemed                  (20,842)    (220,971)
                               ----------------------
Net increase (decrease)           55,651  $   579,907
                               ======================


 CLASS A (A)                      SHARES       AMOUNT

Period ended October 31,
  2010:

Shares sold                    2,155,426  $22,681,777

Shares issued to shareholders
  in reinvestment of
  dividends                       20,800      221,470

Shares redeemed                  (34,572)    (370,076)
                               ----------------------


Net increase (decrease)        2,141,654  $22,533,171
                               ======================



 CLASS C (A)                      SHARES       AMOUNT

Period ended October 31,
  2010:

Shares sold                      517,803  $ 5,472,564

Shares issued to shareholders
  in reinvestment of
  dividends                        3,619       38,369

Shares redeemed                  (11,880)    (124,448)
                               ----------------------


Net increase (decrease)          509,542  $ 5,386,485
                               ======================



 CLASS I (A)                      SHARES       AMOUNT

Period ended October 31,
  2010:

Shares sold                    4,079,174  $41,840,525

Shares issued to shareholders
  in reinvestment of
  dividends                       73,879      783,942
                               ----------------------


Net increase (decrease)        4,153,053  $42,624,467
                               ======================


(a) The Fund commenced investment operations on March
    31, 2010.


NOTE 9-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal period ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments or disclosure have been identified other than the extension of the written expense limitation agreement as disclosed in Note 3(A) to these financial statements.


                                                   mainstayinvestments.com    25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay High Yield Municipal Bond Fund ("the Fund"), one of the funds constituting MainStay Funds Trust, as of October 31, 2010, and the related statement of operations and changes in net assets, and the financial highlights for the seven-month period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay High Yield Municipal Bond Fund of MainStay Funds Trust as of October 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the seven-month period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


26    MainStay High Yield Municipal Bond Fund

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay High Yield Municipal Bond Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC ("MacKay Shields") on behalf of the Fund.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review processes that took place in advance of its March 2010 and June 2010 meetings. Information requested by and provided to the Board specifically in connection with the contract review processes included, among other things, information from New York Life Investments and MacKay Shields on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management and/or subadvisory fee and the fees charged to such institutional products. In addition, the Board also requested and received responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). The Board also considered relevant information provided to the Board in connection with its review of the investment advisory agreements for other MainStay Funds and other relevant information provided throughout the year at regular and special Board meetings regarding the Fund and other MainStay Funds.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments and MacKay Shields;
(ii) the investment performance of the Fund, New York Life Investments and MacKay Shields; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates, including MacKay Shields as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year specifically in connection with the contract review processes. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND MACKAY SHIELDS

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund and other MainStay Funds, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the legal and compliance environment of the Fund and the other MainStay Funds, for overseeing MacKay Shields' compliance with the policies and investment objectives of the Fund and other MainStay Funds, and for implementing Board directives as they relate to the Fund and other MainStay Funds. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

The Board also examined the nature, extent and quality of the services that MacKay Shields provides to the Fund. The Board evaluated MacKay Shields' experience in serving as subadviser to the Fund and managing other portfolios. It examined MacKay Shields' track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at MacKay Shields, and MacKay Shields' overall legal and compliance environment. The Board also reviewed MacKay Shields' willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the Fund's portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and MacKay Shields' experience, personnel, operations and resources.


                                                   mainstayinvestments.com    27

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED) (CONTINUED)



INVESTMENT PERFORMANCE

In connection with the Board's consideration of the Agreements, the Board noted that the Fund had a limited investment performance track record since the Fund had only recently begun investment operations. The Board discussed with management and the Fund's portfolio management team the Fund's investment process, strategies, and risks. Additionally, the Board considered historical investment performance of other investment portfolios with similar strategies that are or have been managed by the portfolio managers of the Fund. Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund was likely to continue to be managed responsibly and capably by MacKay Shields. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND MACKAY SHIELDS

The Board considered the costs of the services provided by New York Life Investments and MacKay Shields under the Agreements, and the profits expected to be realized by New York Life Investments and its affiliates due to their relationships with the Fund. Because MacKay Shields is an affiliate of New York Life Investments whose subadvisory fees are paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and MacKay Shields in the aggregate.

In evaluating any costs and profits of New York Life Investments and its affiliates, including MacKay Shields, due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and MacKay Shields must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates (including MacKay Shields) due to their relationships with the Fund supported the Board's determination to approve the Agreements.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to MacKay Shields are paid by New York Life Investments, not the Fund. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to

28    MainStay High Yield Municipal Bond Fund
which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and MacKay Shields on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and MacKay Shields about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of MainStay Fund share classes, generally, and actions taken specifically with respect to the Fund, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) setting an investment minimum for Investor Class shares of the Fund at $2,500; (iii) closing small accounts with balances below $500; (iv) charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors and offering Investor Class shares of the Fund since its inception.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


                                                   mainstayinvestments.com    29

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For Federal individual income tax purposes, the Fund designated 96.5% of the ordinary income dividends paid during its fiscal year ended October 31, 2010 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2010.


PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; or
(ii) on the SEC's website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX, once it is filed, will be available free of charge upon request (i) by calling 800-MAINSTAY (624-6782); (ii) by visiting the Fund's website at mainstayinvestments.com; or (iii) on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q will be available without charge on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


30    MainStay High Yield Municipal Bond Fund

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


                                                   mainstayinvestments.com    31

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


32    MainStay High Yield Municipal Bond Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    33

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





34    MainStay High Yield Municipal Bond Fund

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


                                                   mainstayinvestments.com    35

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21419 MS333-10                                        MSMHY11-12/10
                                                                              F5

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY ICAP FUNDS

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

        MainStay ICAP Equity Fund
        MainStay ICAP Select Equity Fund
        MainStay ICAP Global Fund
        MainStay ICAP International Fund

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------
MainStay ICAP Equity Fund                   5
---------------------------------------------
MainStay ICAP Select Equity Fund           20
---------------------------------------------
MainStay ICAP Global Fund                  36
---------------------------------------------
MainStay ICAP International Fund           49
---------------------------------------------
Notes to Financial Statements              66
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            84
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  85
---------------------------------------------
Federal Income Tax Information             88
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        88
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       88
---------------------------------------------
Board Members and Officers                 89
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO EACH FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT EACH FUND. YOU MAY OBTAIN COPIES OF EACH FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

MAINSTAY ICAP EQUITY FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY ICAP
                       EQUITY FUND
                         CLASS I       S&P 500(R)      S&P 500
                          SHARES          INDEX      VALUE INDEX
                      -------------    ----------    -----------
10/31/00                  10000           10000         10000
                           9325            7510          8158
                           7565            6375          6871
                           9133            7701          8576
                          10195            8427          9816
                          11865            9162         10814
                          14150           10659         13035
                          16351           12211         14801
                          10254            7803          9167
                          11676            8568          9440
10/31/10                  13399            9983         10907




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            ONE YEAR    FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge          With sales charges           7.75%        0.89%
                                                                       Excluding sales charges     14.02         2.03
------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 5.5% Initial Sales Charge          With sales charges           8.15         0.98
                                                                       Excluding sales charges     14.44         2.13
------------------------------------------------------------------------------------------------------------------------
Class C Shares(4)           Maximum 1% CDSC                            With sales charges          12.15         1.26
                            if Redeemed Within One Year of Purchase    Excluding sales charges     13.15         1.26
------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                        14.76         2.46
------------------------------------------------------------------------------------------------------------------------
Class R1 Shares(4)          No Sales Charge                                                        14.67         2.37
------------------------------------------------------------------------------------------------------------------------
Class R2 Shares(4)          No Sales Charge                                                        14.36         2.11
------------------------------------------------------------------------------------------------------------------------
Class R3 Shares(4)          No Sales Charge                                                        14.07         1.86
------------------------------------------------------------------------------------------------------------------------

                                           GROSS
                                          EXPENSE
CLASS                       TEN YEARS    RATIO(2)
-------------------------------------------------
Investor Class Shares(3)      2.05%        1.69%
                              2.63         1.69
-------------------------------------------------
Class A Shares(4)             2.09         1.26
                              2.67         1.26
-------------------------------------------------
Class C Shares(4)             1.85         2.44
                              1.85         2.44
-------------------------------------------------
Class I Shares                2.97         1.02
-------------------------------------------------
Class R1 Shares(4)            2.87         1.11
-------------------------------------------------
Class R2 Shares(4)            2.61         1.36
-------------------------------------------------
Class R3 Shares(4)            2.36         1.60
-------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements. Effective August 31, 2006, ICAP Equity Fund was renamed MainStay ICAP Equity Fund. At that time, the Fund's existing no-load shares were redesignated as Class I shares.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on April 29, 2008, includes the historical performance of Class A shares through April 28, 2008, adjusted for differences in certain expenses and fees.
4. Performance figures for Class A, C, R1, R2 and R3 shares, first offered on September 1, 2006, includes the historical performance of Class I shares through August 31, 2006, adjusted for differences in certain expenses and fees for Class A, C, R1, R2 and R3 shares.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                       ONE      FIVE      TEN
                                           YEAR     YEARS     YEARS
S&P 500(R) Index(5)                       16.52%    1.73%    -0.02%
-------------------------------------------------------------------
S&P 500 Value Index(6)                    15.54     0.17      0.87
-------------------------------------------------------------------
Average Lipper Large-Cap Value Fund(7)    12.79     0.23      2.09
-------------------------------------------------------------------







5. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The S&P 500(R) Index is considered to be the Fund's broad-based securities market index for comparison purposes. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
6. The S&P 500 Value Index represents approximately half of the market capitalization of the stocks in the S&P 500(R) Index that, on a growth-value spectrum, have been identified as falling either wholly or partially within the value half of the spectrum based on multiple factors. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
7. The average Lipper large-cap value fund is representative of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified Equity large-cap floor. Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500(R) Index. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay ICAP Equity Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP EQUITY FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00        $994.60         $ 7.79         $1,017.40         $ 7.88
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00        $996.50         $ 5.94         $1,019.30         $ 6.01
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00        $990.90         $11.54         $1,013.60         $11.67
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00        $997.70         $ 4.53         $1,020.70         $ 4.58
-------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES                     $1,000.00        $997.60         $ 4.98         $1,020.20         $ 5.04
-------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES                     $1,000.00        $996.00         $ 6.44         $1,018.80         $ 6.51
-------------------------------------------------------------------------------------------------------------
CLASS R3 SHARES                     $1,000.00        $994.80         $ 7.69         $1,017.50         $ 7.78
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.55% for Investor Class, 1.18% for Class A, 2.30% for Class C, 0.90% for Class I, 0.99% for Class R1, 1.28% for Class R2 and 1.53% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

SECTOR COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Financials                              20.5%
Energy                                  15.1
Health Care                             14.7
Information Technology                  11.7
Consumer Discretionary                   9.5
Consumer Staples                         9.4
Telecommunication Services               6.3
Industrials                              4.5
Materials                                4.2
Short-Term Investment                    4.1
Other Assets, Less Liabilities          -0.0++
                                       -----
                                       100.0%
                                       =====



See Portfolio of Investments beginning on page 11 for specific holdings within these categories.

++ Less than one-tenth of a percent.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  Pfizer, Inc.
    2.  PepsiCo., Inc.
    3.  ConocoPhillips
    4.  Viacom, Inc. Class B
    5.  Sanofi-Aventis, Sponsored ADR
    6.  Vodafone Group PLC, Sponsored ADR
    7.  Merck & Co., Inc.
    8.  Occidental Petroleum Corp.
    9.  Chevron Corp.
   10.  Coca-Cola Co. (The)





8    MainStay ICAP Equity Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Jerrold K. Senser, CFA, and Thomas R. Wenzel, CFA, of Institutional
Capital LLC (ICAP), the Fund's Subadvisor.

HOW DID MAINSTAY ICAP EQUITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay ICAP Equity Fund returned 14.02% for Investor Class shares, 14.44% for Class A shares and 13.15% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 14.76%, Class R1 shares returned 14.67%, Class R2 shares returned 14.36% and Class R3 shares returned 14.07%. All share classes outperformed the 12.79% return of the average Lipper(1) large-cap value fund for the same period. All share classes underperformed the 16.52% return of the S&P 500(R) Index(2) for the 12 months ended October 31, 2010. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund underperformed the S&P 500(R) Index during the reporting period primarily because of weak stock selection in the consumer staples, health care and information technology sectors. These effects were partially offset by favorable stock selection in the energy, industrials and telecommunication services sectors.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

Taking weightings and total returns into account, the sectors that made the strongest positive contributions to the Fund's performance relative to the S&P 500(R) Index were industrials, telecommunication services and energy. Sectors that were particularly weak relative to the Index were consumer staples, health care and financials. Stock selection was the primary driver in each case of strong or weak relative sector performance.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST POSITIVE CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

Taking weightings and total returns into account, the stocks that made the strongest positive contributions to the Fund's absolute performance were cable network owner Viacom, gold miner and producer Newmont Mining and global wireless carrier Vodafone. Viacom was helped by several factors, including better ratings in a number of its cable networks, higher affiliate fees and an improved advertising market. Newmont Mining performed well as the price of gold remained high, which contributed to increased revenues and margins for the company. Vodafone benefited from improvements in European markets and the increasing potential for restructuring action to enhance shareholder value. All three stocks remained in the Fund at the end of the reporting period.

Major detractors from the Fund's absolute performance included pharmacy benefits manager and retailer CVS Caremark, technology hardware and services company Hewlett-Packard and commercial and retail banking giant Wells Fargo. CVS Caremark underperformed as sales disappointed and gains from the integration of CVS and Caremark failed to materialize. We sold the Fund's position in CVS Caremark during the reporting period. We also sold Hewlett-Packard during the reporting period, as the departure of the company's chief executive officer called into question the company's ability to continue to improve margins and growth through cost-cutting and restructuring. Wells Fargo remained in the Fund at the end of the period because we still believed that the stock was attractive.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During a reporting period characterized by ongoing, if somewhat restrained, economic recovery, the stock market remained volatile but continued to rebound overall. In this environment, we continued to look for stocks with attractive valuations and specific catalysts that could trigger appreciation over a 12- to 18-month time frame.

During the reporting period, we added integrated oil company ConocoPhillips to the Fund. The investment reflected our belief that the stock was attractively valued and that its management was focused on improving returns by divesting underperforming assets, cutting costs and capital expenditures, and using free cash to reduce debt and repurchase shares. We also added insurance carrier Aflac. We believed that the company's investment portfolio performance and its sales in Japan would exceed expectations. We also bought Microsoft, the world's largest software company, for the Fund. We believed that the rapid adoption of Microsoft's new operating system, Windows 7, and other applications during a potentially large spending cycle for enterprise technology could enhance the company's earnings power.

We sold the Fund's position in financial services provider Capital One Financial and semiconductor manufacturer Intel. Each was sold when we found other stocks that we believed had greater upside potential and were more attractive on a relative-valuation basis. We also sold engine and power-systems manufacturer Cummins when the stock achieved our price target.


1. See footnote on page 6 for more information about Lipper Inc.
2. See footnote on page 6 for more information on the S&P 500(R) Index.

                                                    mainstayinvestments.com    9

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, the Fund increased its sector weightings relative to the S&P 500(R) Index in energy and health care. In energy, the Fund went from a slight underweight position at the beginning of the reporting period to an overweight position at the end of October 2010. In health care, the Fund increased its overweight position.

Over the same period, the Fund substantially decreased its allocation relative to the S&P 500(R) Index in the industrials sector, going from an overweight to an underweight position as the Fund sold or trimmed several stocks in the sector. The Fund also pared its overweight position in the materials sector.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund was most significantly overweight relative to the S&P 500(R) Index in the energy and financials sectors and most significantly underweight relative to the Index in information technology and industrials. This positioning reflected our view on the prospects for the economy and the relative attractiveness of individual holdings in these sectors.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay ICAP Equity Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                   SHARES         VALUE
COMMON STOCKS 95.9%+
-------------------------------------------------------

CONSUMER DISCRETIONARY 9.5%
Johnson Controls, Inc.            541,221  $ 19,007,681
Lowe's Cos., Inc.               1,049,481    22,385,430
Time Warner, Inc.                 259,125     8,424,154
X  Viacom, Inc. Class B           821,583    31,704,888
                                           ------------
                                             81,522,153
                                           ------------

CONSUMER STAPLES 9.4%
X  Coca-Cola Co. (The)            436,011    26,736,195
Molson Coors Brewing Co.
  Class B                         311,601    14,716,915
X  PepsiCo., Inc.                 593,966    38,785,980
                                           ------------
                                             80,239,090
                                           ------------

ENERGY 15.1%
Apache Corp.                      123,598    12,485,870
X  Chevron Corp.                  334,914    27,667,245
X  ConocoPhillips                 572,079    33,981,493
Marathon Oil Corp.                674,573    23,994,562
X  Occidental Petroleum
  Corp.                           387,602    30,477,145
                                           ------------
                                            128,606,315
                                           ------------

FINANCIALS 20.5%
ACE, Ltd.                         199,982    11,882,930
Aflac, Inc.                       399,494    22,327,720
Aon Corp.                         410,302    16,309,504
BB&T Corp.                        421,960     9,878,084
BlackRock, Inc.                    80,870    13,827,961
Goldman Sachs Group, Inc.
  (The)                           137,228    22,086,847
MetLife, Inc.                     425,000    17,140,250
TD Ameritrade Holding Corp.
  (a)                             729,588    12,468,659
U.S. Bancorp                      920,315    22,253,217
Wells Fargo & Co.               1,019,399    26,585,926
                                           ------------
                                            174,761,098
                                           ------------

HEALTH CARE 14.7%
Covidien PLC                      378,439    15,088,363
X  Merck & Co., Inc.              843,331    30,596,049
X  Pfizer, Inc.                 2,237,873    38,938,990
X  Sanofi-Aventis, Sponsored
  ADR (b)                         902,976    31,703,487
WellPoint, Inc. (a)               178,412     9,694,908
                                           ------------
                                            126,021,797
                                           ------------

INDUSTRIALS 4.5%
Caterpillar, Inc.                  54,461     4,280,635
Honeywell International,
  Inc.                            548,311    25,830,931
Robert Half International,
  Inc.                            136,913     3,711,711
Textron, Inc.                     206,671     4,302,890
                                           ------------
                                             38,126,167
                                           ------------

INFORMATION TECHNOLOGY 11.7%
Accenture PLC Class A             284,749    12,731,128
Cisco Systems, Inc. (a)         1,148,637    26,223,383
Microsoft Corp.                   822,121    21,901,303
QUALCOMM, Inc.                    412,404    18,611,792
Texas Instruments, Inc.           698,165    20,644,739
                                           ------------
                                            100,112,345
                                           ------------

MATERIALS 4.2%
Monsanto Co.                       16,700       992,314
Newmont Mining Corp.              395,725    24,087,781
Owens-Illinois, Inc. (a)          400,009    11,212,252
                                           ------------
                                             36,292,347
                                           ------------

TELECOMMUNICATION SERVICES 6.3%
BCE, Inc.                         666,852    22,346,211
X  Vodafone Group PLC,
  Sponsored ADR (b)             1,148,012    31,581,810
                                           ------------
                                             53,928,021
                                           ------------
Total Common Stocks
  (Cost $688,627,000)                       819,609,333
                                           ------------

                                PRINCIPAL
                                   AMOUNT
SHORT-TERM INVESTMENT 4.1%
-------------------------------------------------------

REPURCHASE AGREEMENT 4.1%
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $34,946,601
  (Collateralized by a
  United States
  Treasury Note with rate of
  3.125% and a maturity date
  of 4/30/17, with a
  Principal Amount of
  $32,515,000 and a Market
  Value of $35,649,446)       $34,946,572    34,946,572
                                           ------------
Total Short-Term Investment
  (Cost $34,946,572)                         34,946,572
                                           ------------
Total Investments
  (Cost $723,573,572) (c)           100.0%  854,555,905
Other Assets, Less
  Liabilities                        (0.0)++   (120,055)
                              -----------  ------------

Net Assets                          100.0% $854,435,850
                              ===========  ============





++   Less than one-tenth of a percent.
(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c)  At October 31, 2010, cost is $746,226,290
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation     $134,025,892
Gross unrealized depreciation      (25,696,277)
                                  ------------
Net unrealized appreciation       $108,329,615
                                  ============





+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE       SIGNIFICANT
                                                    MARKETS FOR             OTHER   SIGNIFICANT
                                                      IDENTICAL        OBSERVABLE  UNOBSERVABLE
                                                         ASSETS            INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)         (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
Common Stocks                                      $819,609,333  $             --      $     --  $819,609,333
Short-Term Investment
  Repurchase Agreement                                       --        34,946,572            --    34,946,572
                                                   ------------  ----------------      --------  ------------
Total Investments in Securities                    $819,609,333       $34,946,572           $--  $854,555,905
                                                   ============  ================      ========  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


12    MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
---------------------------------------------------
Investment in securities, at value
  (identified cost $723,573,572)      $ 854,555,905
Receivables:
  Dividends and interest                    997,734
  Investment securities sold                881,375
  Fund shares sold                          723,066
Other assets                                 49,387
                                      -------------
     Total assets                       857,207,467
                                      -------------

LIABILITIES
---------------------------------------------------
Payables:
  Investment securities purchased         1,713,441
  Manager (See Note 3)                      557,557
  Fund shares redeemed                      270,732
  Transfer agent (See Note 3)               129,039
  Shareholder communication                  43,292
  Professional fees                          32,712
  NYLIFE Distributors (See Note 3)           15,145
  Custodian                                   2,275
  Trustees                                    1,818
Accrued expenses                              5,606
                                      -------------
     Total liabilities                    2,771,617
                                      -------------
Net assets                            $ 854,435,850
                                      =============

COMPOSITION OF NET ASSETS
---------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $      25,215
Additional paid-in capital              973,524,417
                                      -------------
                                        973,549,632
Undistributed net investment income         308,154
Accumulated net realized loss on
  investments and foreign currency
  transactions                         (250,404,269)
Net unrealized appreciation on
  investments                           130,982,333
                                      -------------
Net assets                            $ 854,435,850
                                      =============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $  12,035,904
                                      =============
Shares of beneficial interest
  outstanding                               355,975
                                      =============
Net asset value per share
  outstanding                         $       33.81
Maximum sales charge (5.50% of
  offering price)                              1.97
                                      -------------
Maximum offering price per share
  outstanding                         $       35.78
                                      =============
CLASS A
Net assets applicable to outstanding
  shares                              $  24,137,761
                                      =============
Shares of beneficial interest
  outstanding                               713,267
                                      =============
Net asset value per share
  outstanding                         $       33.84
Maximum sales charge (5.50% of
  offering price)                              1.97
                                      -------------
Maximum offering price per share
  outstanding                         $       35.81
                                      =============
CLASS C
Net assets applicable to outstanding
  shares                              $   6,824,560
                                      =============
Shares of beneficial interest
  outstanding                               203,152
                                      =============
Net asset value and offering price
  per share outstanding               $       33.59
                                      =============
CLASS I
Net assets applicable to outstanding
  shares                              $ 801,517,057
                                      =============
Shares of beneficial interest
  outstanding                            23,649,298
                                      =============
Net asset value and offering price
  per share outstanding               $       33.89
                                      =============
CLASS R1
Net assets applicable to outstanding
  shares                              $   3,350,637
                                      =============
Shares of beneficial interest
  outstanding                                98,812
                                      =============
Net asset value and offering price
  per share outstanding               $       33.91
                                      =============
CLASS R2
Net assets applicable to outstanding
  shares                              $   4,312,524
                                      =============
Shares of beneficial interest
  outstanding                               127,413
                                      =============
Net asset value and offering price
  per share outstanding               $       33.85
                                      =============
CLASS R3
Net assets applicable to outstanding
  shares                              $   2,257,407
                                      =============
Shares of beneficial interest
  outstanding                                66,768
                                      =============
Net asset value and offering price
  per share outstanding               $       33.81
                                      =============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
--------------------------------------------------
INCOME
  Dividends (a)                       $ 18,590,452
  Interest                                   2,326
                                      ------------
     Total income                       18,592,778
                                      ------------
EXPENSES
  Manager (See Note 3)                   6,603,164
  Transfer agent (See Note 3)              719,279
  Distribution/Service--Investor
     Class (See Note 3)                     29,633
  Distribution/Service--Class A (See
     Note 3)                                68,287
  Distribution/Service--Class C (See
     Note 3)                                63,812
  Distribution/Service--Class R2
     (See Note 3)                            7,963
  Distribution/Service--Class R3
     (See Note 3)                            5,825
  Professional fees                        166,390
  Registration                             101,743
  Shareholder communication                 85,541
  Trustees                                  28,186
  Custodian                                 25,307
  Shareholder service (See Note 3)           6,862
  Miscellaneous                             47,498
                                      ------------
     Total expenses before
       waiver/reimbursement              7,959,490
  Expense waiver/reimbursement from
     Manager (See Note 3)                 (262,844)
                                      ------------
       Net expenses                      7,696,646
                                      ------------
Net investment income                   10,896,132
                                      ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------
Net realized gain on:
  Security transactions (b)             75,372,171
  Foreign currency transactions             12,289
                                      ------------
Net realized gain on investments and
  foreign currency transactions         75,384,460
                                      ------------
Net change in unrealized
  appreciation (depreciation) on
  investments                           23,063,886
                                      ------------
Net realized and unrealized gain on
  investments and foreign currency
  transactions                          98,448,346
                                      ------------
Net increase in net assets resulting
  from operations                     $109,344,478
                                      ============




(a) Dividends recorded net of foreign withholding taxes in the amount of $365,975.

(b) Includes realized gain of $7,782,475 due to in-kind transfer of securities (See Note 11).


14    MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010           2009
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------
Operations:
 Net investment income        $  10,896,132  $  11,875,074
 Net realized gain (loss)
  on investments and
  foreign currency
  transactions (a)               75,384,460   (231,299,237)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                    23,063,886    295,413,981
                              ----------------------------
 Net increase in net assets
  resulting from operations     109,344,478     75,989,818
                              ----------------------------
Dividends to shareholders:
 From net investment
  income:
    Investor Class                  (93,023)      (212,789)
    Class A                        (298,176)      (414,134)
    Class C                         (20,816)       (59,656)
    Class I                     (10,501,064)   (16,296,994)
    Class R1                        (30,641)       (37,929)
    Class R2                        (33,083)       (34,582)
    Class R3                        (10,232)        (3,304)
                              ----------------------------
 Total dividends to
     shareholders               (10,987,035)   (17,059,388)
                              ----------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        271,846,099    161,741,286
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends      10,725,860     16,634,734
 Cost of shares redeemed
  (b)                          (278,527,891)  (257,593,968)
                              ----------------------------
    Increase (decrease) in
     net assets derived from
     capital share
     transactions                 4,044,068    (79,217,948)
                              ----------------------------
    Net increase (decrease)
     in net assets              102,401,511    (20,287,518)
NET ASSETS
----------------------------------------------------------
Beginning of year               752,034,339    772,321,857
                              ----------------------------
End of year                   $ 854,435,850  $ 752,034,339
                              ============================
Undistributed net investment
 income at end of year        $     308,154  $     386,768
                              ============================




(a) Includes realized gain of $7,782,475 due to in-kind transfer of securities (See Note 11).

(b) Includes redemption of shares through an in-kind transfer of securities in the amount of $55,704,242 (See Note 11).


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                   INVESTOR CLASS
                                     -----------------------------------------
                                                                    APRIL 29,
                                                                      2008**
                                                                     THROUGH
                                     YEAR ENDED OCTOBER 31,        OCTOBER 31,
                                       2010           2009             2008
Net asset value at beginning of
  period                             $ 29.89        $ 26.95          $ 39.51
                                     -------        -------          -------
Net investment income                   0.22 (a)       0.32 (a)         0.27
Net realized and unrealized gain
  (loss) on investments                 3.95           3.15           (12.55)
                                     -------        -------          -------
Total from investment operations        4.17           3.47           (12.28)
                                     -------        -------          -------
Less dividends and distributions:
  From net investment income           (0.25)         (0.53)           (0.28)
  From net realized gain on
     investments                          --             --               --
                                     -------        -------          -------
Total dividends and distributions      (0.25)         (0.53)           (0.28)
                                     -------        -------          -------
Net asset value at end of period     $ 33.81        $ 29.89          $ 26.95
                                     =======        =======          =======
Total investment return (b)            14.02%         13.32%          (31.24%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 0.69%          1.24%            1.54% ++
  Net expenses                          1.56%          1.29%            1.19% ++
  Expenses (before
     waiver/reimbursement)              1.56%          1.69%            1.61% ++
Portfolio turnover rate                   64%            93%             106%
Net assets at end of period (in
  000's)                             $12,036        $11,465          $10,798




                                                                         CLASS C
                                     -------------------------------------------------------------------------------
                                                                  JANUARY 1,                            SEPTEMBER 1,
                                                                   2008***                                 2006**
                                          YEAR ENDED               THROUGH           YEAR ENDED            THROUGH
                                          OCTOBER 31,            OCTOBER 31,        DECEMBER 31,        DECEMBER 31,
                                      2010          2009             2008               2007                2006
Net asset value at beginning of
  period                             $29.78        $26.86          $ 41.43             $44.96              $44.82
                                     ------        ------          -------             ------              ------
Net investment income (loss)          (0.02)(a)      0.13 (a)         0.19               0.34                0.08 (a)
Net realized and unrealized gain
  (loss) on investments                3.93          3.13           (14.55)              1.85                4.03
                                     ------        ------          -------             ------              ------
Total from investment operations       3.91          3.26           (14.36)              2.19                4.11
                                     ------        ------          -------             ------              ------
Less dividends and distributions:
  From net investment income          (0.10)        (0.34)           (0.21)             (0.31)              (0.24)
  From net realized gain on
     investments                         --            --               --              (5.41)              (3.73)
                                     ------        ------          -------             ------              ------
Total dividends and distributions     (0.10)        (0.34)           (0.21)             (5.72)              (3.97)
                                     ------        ------          -------             ------              ------
Net asset value at end of period     $33.59        $29.78          $ 26.86             $41.43              $44.96
                                     ======        ======          =======             ======              ======
Total investment return (b)           13.15%        12.51%          (34.82%)(c)          4.99%               9.30%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)        (0.07%)        0.52%            0.65% ++           0.49%               0.54%++
  Net expenses                         2.31%         2.04%            1.94% ++           1.93%               2.05%++
  Expenses (before
     waiver/reimbursement)             2.31%         2.44%            2.30% ++           2.11%               2.14%++
Portfolio turnover rate                  64%           93%             106%                71%                 80%
Net assets at end of period (in
  000's)                             $6,825        $5,206          $ 4,996             $8,606              $1,922



**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and Class R3 shares are not subject to sales charges.
(c)  Total investment return is not annualized.




16    MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                               CLASS A
      -----------------------------------------------------------------------------------------
                                         JANUARY 1,                                SEPTEMBER 1,
                                          2008***                                     2006**
                                          THROUGH             YEAR ENDED              THROUGH
       YEAR ENDED OCTOBER 31,           OCTOBER 31,          DECEMBER 31,          DECEMBER 31,
        2010             2009               2008                 2007                  2006

      $ 29.89          $ 26.93            $ 41.53               $ 45.01               $44.82
      -------          -------            -------               -------               ------
         0.34 (a)         0.35 (a)           0.42                  0.66                 0.20 (a)
         3.96             3.15             (14.59)                 1.88                 4.02
      -------          -------            -------               -------               ------
         4.30             3.50             (14.17)                 2.54                 4.22
      -------          -------            -------               -------               ------

        (0.35)           (0.54)             (0.43)                (0.61)               (0.30)
           --               --                 --                 (5.41)               (3.73)
      -------          -------            -------               -------               ------
        (0.35)           (0.54)             (0.43)                (6.02)               (4.03)
      -------          -------            -------               -------               ------
      $ 33.84          $ 29.89            $ 26.93               $ 41.53               $45.01
      =======          =======            =======               =======               ======
        14.44%           13.46%            (34.38%)(c)             5.78%                9.55%(c)

         1.08%            1.35%              1.38% ++              1.22%                1.28%++
         1.18%            1.18%              1.18% ++              1.18%                1.30%++
         1.18%            1.26%              1.35% ++              1.36%                1.39%++
           64%              93%               106%                   71%                  80%
      $24,138          $25,257            $21,826               $51,349               $6,798



                                                      CLASS I
      -------------------------------------------------------------------------------------------------------
                                           JANUARY 1,
                                            2008***
                                            THROUGH
        YEAR ENDED OCTOBER 31,            OCTOBER 31,                      YEAR ENDED DECEMBER 31,
        2010              2009                2008                2007               2006              2005

      $  29.93          $  26.97            $  41.57           $    45.03          $  41.17          $  44.01
      --------          --------            --------           ----------          --------          --------
          0.43 (a)          0.45 (a)            0.54                 0.77              0.63 (a)          0.65
          3.96              3.14              (14.62)                1.94              7.59              4.17
      --------          --------            --------           ----------          --------          --------
          4.39              3.59              (14.08)                2.71              8.22              4.82
      --------          --------            --------           ----------          --------          --------

         (0.43)            (0.63)              (0.52)               (0.76)            (0.63)            (0.64)
            --                --                  --                (5.41)            (3.73)            (7.02)
      --------          --------            --------           ----------          --------          --------
         (0.43)            (0.63)              (0.52)               (6.17)            (4.36)            (7.66)
      --------          --------            --------           ----------          --------          --------
      $  33.89          $  29.93            $  26.97           $    41.57          $  45.03          $  41.17
      ========          ========            ========           ==========          ========          ========
         14.76%            13.86%             (34.18%)(c)            6.20%            20.17%            10.91%

          1.35%             1.76%               1.79% ++             1.63%             1.42%             1.37%
          0.90%             0.83%               0.80% ++             0.80%             0.80%             0.80%
          0.93%             1.02%               0.96% ++             0.92%             0.88%             0.88%
            64%               93%                106%                  71%               80%               86%
      $801,517          $705,425            $732,479           $1,041,210          $982,543          $800,011




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                         CLASS R1
                                     -------------------------------------------------------------------------------
                                                                  JANUARY 1,                            SEPTEMBER 1,
                                                                   2008***                                 2006**
                                          YEAR ENDED               THROUGH           YEAR ENDED            THROUGH
                                          OCTOBER 31,            OCTOBER 31,        DECEMBER 31,        DECEMBER 31,
                                      2010          2009             2008               2007                2006
Net asset value at beginning of
  period                             $29.94        $26.98          $ 41.59             $45.00              $44.82
                                     ------        ------          -------             ------              ------
Net investment income                  0.40 (a)      0.39 (a)         0.52               0.77                0.22 (a)
Net realized and unrealized gain
  (loss) on investments                3.97          3.18           (14.64)              1.94                4.03
                                     ------        ------          -------             ------              ------
Total from investment operations       4.37          3.57           (14.12)              2.71                4.25
                                     ------        ------          -------             ------              ------
Less dividends and distributions:
  From net investment income          (0.40)        (0.61)           (0.49)             (0.71)              (0.34)
  From net realized gain on
     investments                         --            --               --              (5.41)              (3.73)
                                     ------        ------          -------             ------              ------
Total dividends and distributions     (0.40)        (0.61)           (0.49)             (6.12)              (4.07)
                                     ------        ------          -------             ------              ------
Net asset value at end of period     $33.91        $29.94          $ 26.98             $41.59              $45.00
                                     ======        ======          =======             ======              ======
Total investment return (b)           14.67%        13.73%          (34.24%)(c)          6.10%               9.67%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                1.24%         1.49%            1.66% ++           1.72%               1.38%++
  Net expenses                         1.01%         0.94%            0.90% ++           0.90%               0.90%++
  Expenses (before
     waiver/reimbursement)             1.03%         1.11%            1.06% ++           1.02%               0.99%++
Portfolio turnover rate                  64%           93%             106%                71%                 80%
Net assets at end of period (in
  000's)                             $3,351        $2,268          $ 1,370             $1,097              $   40




                                                                         CLASS R3
                                     -------------------------------------------------------------------------------
                                                                  JANUARY 1,                            SEPTEMBER 1,
                                                                   2008***                                 2006**
                                          YEAR ENDED               THROUGH           YEAR ENDED            THROUGH
                                          OCTOBER 31,            OCTOBER 31,        DECEMBER 31,        DECEMBER 31,
                                      2010          2009             2008               2007                2006
Net asset value at beginning of
  period                             $29.89        $26.93          $ 41.52             $45.00              $44.82
                                     ------        ------          -------             ------              ------
Net investment income                  0.22 (a)      0.23 (a)         0.38               0.57                0.13 (a)
Net realized and unrealized gain
  (loss) on investments                3.97          3.21           (14.61)              1.86                4.06
                                     ------        ------          -------             ------              ------
Total from investment operations       4.19          3.44           (14.23)              2.43                4.19
                                     ------        ------          -------             ------              ------
Less dividends and distributions:
  From net investment income          (0.27)        (0.48)           (0.36)             (0.50)              (0.28)
  From net realized gain on
     investments                         --            --               --              (5.41)              (3.73)
                                     ------        ------          -------             ------              ------
Total dividends and distributions     (0.27)        (0.48)           (0.36)             (5.91)              (4.01)
                                     ------        ------          -------             ------              ------
Net asset value at end of period     $33.81        $29.89          $ 26.93             $41.52              $45.00
                                     ======        ======          =======             ======              ======
Total investment return (b)           14.07%        13.22%          (34.51%)(c)          5.55%               9.49%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                0.70%         0.88%            1.16% ++           0.98%               0.86%++
  Net expenses                         1.53%         1.45%            1.40% ++           1.40%               1.40%++
  Expenses (before
     waiver/reimbursement)             1.53%         1.60%            1.57% ++           1.52%               1.49%++
Portfolio turnover rate                  64%           93%             106%                71%                 80%
Net assets at end of period (in
  000's)                             $2,257        $  365          $    72             $   67              $   27



**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and Class R3 shares are not subject to sales charges.
(c)  Total investment return is not annualized.




18    MainStay ICAP Equity Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                              CLASS R2
      ---------------------------------------------------------------------------------------
                                       JANUARY 1,                                SEPTEMBER 1,
                                        2008***                                     2006**
                                        THROUGH             YEAR ENDED              THROUGH
      YEAR ENDED OCTOBER 31,          OCTOBER 31,          DECEMBER 31,          DECEMBER 31,
       2010            2009               2008                 2007                  2006

      $29.90          $26.94            $ 41.54               $45.02                $44.82
      ------          ------            -------               ------                ------
        0.30 (a)        0.33 (a)           0.44                 0.63                  0.12 (a)
        3.97            3.17             (14.62)                1.92                  4.13
      ------          ------            -------               ------                ------
        4.27            3.50             (14.18)                2.55                  4.25
      ------          ------            -------               ------                ------

       (0.32)          (0.54)             (0.42)               (0.62)                (0.32)
          --              --                 --                (5.41)                (3.73)
      ------          ------            -------               ------                ------
       (0.32)          (0.54)             (0.42)               (6.03)                (4.05)
      ------          ------            -------               ------                ------
      $33.85          $29.90            $ 26.94               $41.54                $45.02
      ======          ======            =======               ======                ======
       14.36%          13.47%            (34.38%)(c)            5.82%                 9.58%(c)

        0.93%           1.27%              1.43% ++             1.29%                 0.77%++
        1.28%           1.19%              1.15% ++             1.15%                 1.15%++
        1.28%           1.36%              1.31% ++             1.27%                 1.24%++
          64%             93%               106%                  71%                   80%
      $4,313          $2,050            $   781               $1,156                $1,161




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS



MAINSTAY ICAP SELECT EQUITY FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY ICAP
                      SELECT EQUITY
                        FUND CLASS     S&P 500(R)      S&P 500
                         I SHARES         INDEX      VALUE INDEX
                      -------------    ----------    -----------
10/31/00                  10000           10000         10000
                           9306            7510          8158
                           7537            6375          6871
                           9624            7701          8576
                          11474            8427          9816
                          13395            9162         10814
                          15815           10659         13035
                          18882           12211         14801
                          11861            7803          9167
                          13508            8568          9440
10/31/10                  15774            9983         10907




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                          SALES CHARGE                                                  ONE YEAR    FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge                     With sales charges           9.73%        1.76%
                                                                                  Excluding sales charges     16.12         2.92
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 5.5% Initial Sales Charge                     With sales charges          10.05         1.88
                                                                                  Excluding sales charges     16.46         3.04
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares(5)           Maximum 5% CDSC                                       With sales charges          10.25         1.79
                            if Redeemed Within the First Six Years of Purchase    Excluding sales charges     15.25         2.16
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4)           Maximum 1% CDSC                                       With sales charges          14.25         2.16
                            if Redeemed Within One Year of Purchase               Excluding sales charges     15.25         2.16
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                                   16.77         3.32
-----------------------------------------------------------------------------------------------------------------------------------
Class R1 Shares(4)          No Sales Charge                                                                   16.60         3.21
-----------------------------------------------------------------------------------------------------------------------------------
Class R2 Shares(4)          No Sales Charge                                                                   16.29         2.95
-----------------------------------------------------------------------------------------------------------------------------------
Class R3 Shares(4)          No Sales Charge                                                                   15.97         2.70
-----------------------------------------------------------------------------------------------------------------------------------

                                           GROSS
                                          EXPENSE
CLASS                       TEN YEARS    RATIO(2)
-------------------------------------------------
Investor Class Shares(3)      3.74%        1.45%
                              4.33         1.45
-------------------------------------------------
Class A Shares(4)             3.80         1.28
                              4.39         1.28
-------------------------------------------------
Class B Shares(5)             3.55         2.21
                              3.55         2.21
-------------------------------------------------
Class C Shares(4)             3.55         2.21
                              3.55         2.21
-------------------------------------------------
Class I Shares                4.66         1.03
-------------------------------------------------
Class R1 Shares(4)            4.55         1.13
-------------------------------------------------
Class R2 Shares(4)            4.29         1.38
-------------------------------------------------
Class R3 Shares(4)            4.03         1.63
-------------------------------------------------






1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements. Effective August 31, 2006, ICAP Select Equity Fund was renamed MainStay ICAP Select Equity Fund. At that time, the Fund's existing no-load shares were redesignated as Class I shares.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on April 29, 2008, includes the historical performance of Class A shares through April 28, 2008, adjusted for differences in certain expenses and fees.
4. Performance figures for Class A, C, R1, R2 and R3 shares, first offered on September 1, 2006, includes the historical performance of Class I shares through August 31, 2006, adjusted for differences in certain expenses and fees for Class A, C, R1, R2 and R3 shares.
5. Performance figures for Class B shares, first offered on November 13, 2009, includes the historical performance of Class I shares through November 12, 2009, adjusted for differences in certain expenses and fees.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


20    MainStay ICAP Select Equity Fund

BENCHMARK PERFORMANCE                      ONE      FIVE      TEN
                                          YEAR     YEARS     YEARS
S&P 500(R) Index(6)                      16.52%    1.73%    -0.02%
------------------------------------------------------------------
S&P 500 Value Index(7)                   15.54     0.17      0.87
------------------------------------------------------------------
Average Lipper Large-Cap Core Fund(8)    14.47     1.48      0.26
------------------------------------------------------------------







6. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The S&P 500(R) Index is considered to be the Fund's broad-based securities market index for comparison purposes. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
7. The S&P 500 Value Index represents approximately half of the market capitalization of the stocks in the S&P 500(R) Index that, on a growth-value spectrum, have been identified as falling either wholly or partially within the value half of the spectrum based on multiple factors. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
8. The average Lipper large-cap core fund is representative of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified Equity large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. Large-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE AND THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    21

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP SELECT EQUITY FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,006.80        $ 7.44         $1,017.80         $ 7.48
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,008.30        $ 5.97         $1,019.30         $ 6.01
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES                      $1,000.00       $1,002.90        $11.21         $1,014.00         $11.27
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,002.90        $11.21         $1,014.00         $11.27
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,009.50        $ 4.56         $1,020.70         $ 4.58
-------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES                     $1,000.00       $1,008.80        $ 5.47         $1,019.80         $ 5.50
-------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES                     $1,000.00       $1,007.60        $ 6.73         $1,018.50         $ 6.77
-------------------------------------------------------------------------------------------------------------
CLASS R3 SHARES                     $1,000.00       $1,005.90        $ 8.04         $1,017.20         $ 8.08
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.47% for Investor Class, 1.18% for Class A, 2.22% for Class B and Class C, 0.90% for Class I, 1.08% for Class R1, 1.33% for Class R2 and 1.59% for Class
   R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


22    MainStay ICAP Select Equity Fund

SECTOR COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Financials                              17.0%
Health Care                             16.6
Information Technology                  14.6
Energy                                  13.7
Consumer Staples                        11.0
Consumer Discretionary                  10.0
Industrials                              4.3
Telecommunication Services               4.1
Materials                                3.7
Short-Term Investment                    4.5
Other Assets, Less Liabilities           0.5
                                       -----
                                       100.0%
                                       =====



See Portfolio of Investments beginning on page 26 for specific holdings within these categories.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  PepsiCo., Inc.
    2.  Pfizer, Inc.
    3.  ConocoPhillips
    4.  Sanofi-Aventis, Sponsored ADR
    5.  Merck & Co., Inc.
    6.  Occidental Petroleum Corp.
    7.  Vodafone Group PLC, Sponsored ADR
    8.  Cisco Systems, Inc.
    9.  Marathon Oil Corp.
   10.  Viacom, Inc. Class B





                                                   mainstayinvestments.com    23

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Jerrold K. Senser, CFA, and Thomas R. Wenzel, CFA, of Institutional Capital LLC (ICAP), the Fund's Subadvisor.

HOW DID MAINSTAY ICAP SELECT EQUITY FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay ICAP Select Equity Fund returned 16.12% for Investor Class shares, 16.46% for Class
A shares and 15.25% for Class B and Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 16.77%, Class R1 shares returned 16.60%, Class R2 shares returned 16.29% and Class R3 shares returned 15.97%. All shares classes outperformed the 14.47% return of the average Lipper(1) large-cap core fund for the same period. Class I and Class R1 shares outperformed and Investor Class, Class A, Class B, Class C, Class R2 and Class R3 shares underperformed the 16.52% return of the S&P 500(R) Index(2) for the 12 months ended October 31, 2010. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 20 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

During the reporting period, a number of key drivers affected the Fund's performance relative to the S&P 500(R) Index. Weak stock selection in the health care, consumer staples and information technology sectors detracted from relative performance. These effects were partially offset by favorable stock selection in the industrials, energy and materials sectors.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

Taking weightings and total returns into account, the sectors that made the strongest positive contributions to the Fund's performance relative to the S&P 500(R) Index were industrials, energy and materials. Sectors that were particularly weak relative to the Index were health care, consumer staples and information technology, though each of these sectors provided positive absolute performance. Stock selection was the pri-mary driver in each case of strong or weak relative sector performance.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST POSITIVE CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

Taking weightings and total returns into account, the stocks that made the strongest positive contributions to the Fund's absolute performance were gold miner and producer Newmont Mining, engine and power-systems manufacturer Cummins and cable network owner Viacom. Newmont Mining performed well as the continued high price of gold contributed to increased revenues and margins for the company. Cummins benefited as the recovering economy unleashed pent-up demand for the company's diesel engines, both domestically and in emerging markets. Viacom was helped by several factors, including better ratings in a number of its cable networks, higher affiliate fees and an improved advertising market. We continued to hold Newmont Mining and Viacom in the Fund at the end of the reporting period. We sold Cummins when the stock reached our price target.

Major detractors from the Fund's absolute performance included pharmacy benefits manager and retailer CVS Caremark, net-working equipment provider Cisco Systems and technology hardware and services company Hewlett-Packard. CVS Caremark underperformed as sales disappointed and gains from the integration of CVS and Caremark failed to materialize. We sold the Fund's position in CVS Caremark during the reporting period. We also sold Hewlett-Packard during the reporting period, as the departure of its chief executive officer called into question the company's ability to continue to improve margins and growth through cost-cutting and restructuring. Cisco Systems remained among the Fund's holdings at the end of the reporting period because we still believed that the stock was attractive.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During a reporting period characterized by ongoing, if somewhat restrained, economic recovery, the stock market remained volatile but continued to rebound overall. In this environment, we continued to look for stocks that had attractive valuations and specific catalysts that might trigger appreciation over a 12- to 18-month time frame.

During the reporting period, we added integrated oil company ConocoPhillips to the Fund. The investment reflected our belief that the stock was attractively valued and that its management was focused on improving returns by divesting underperforming assets, cutting costs and capital expenditures, and using free cash to reduce debt and repurchase shares. We also added insurance carrier Aflac. We believed that the company's investment portfolio performance and its sales in Japan would exceed expectations. We also bought Microsoft, the world's largest software company, for the Fund. We believed that the rapid adoption of Microsoft's new operating system, Windows 7, and other applications during a potentially large spending cycle for enterprise technology could enhance the company's earnings power.

We sold the Fund's position in financial services provider Capital One Financial and semiconductor manufacturer Intel. Each was sold when we found other stocks that we believed had greater upside potential and were more attractive on a relative-valuation

1. See footnote on page 21 for more information about Lipper Inc.
2. See footnote on page 21 for more information on the S&P 500(R) Index.

24    MainStay ICAP Select Equity Fund
basis. As discussed above, we sold Cummins when its stock reached our price target.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, the Fund increased its sector weightings relative to the S&P 500(R) Index in energy and information technology. In energy, the Fund went from a slight underweight position at the beginning of the reporting period to an overweight position at the end of October 2010. In information technology, the Fund reduced its allocation to the sector, which was already underweight relative to the benchmark when the reporting period began.

Over the same period, the Fund substantially decreased its allocation relative to the S&P 500(R) Index in the industrials sector, going from an overweight to an underweight position as the Fund sold or trimmed several stocks in the sector. The Fund also pared its overweight position in the financials sector.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund was most significantly overweight relative to the S&P 500(R) Index in the health care and energy sectors and most significantly underweight relative to the Index in information technology and industrials. This positioning reflected our view on the prospects for the economy and the relative attractiveness of individual holdings in these sectors.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


                                                   mainstayinvestments.com    25

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                   SHARES           VALUE
COMMON STOCKS 95.0%+
---------------------------------------------------------

CONSUMER DISCRETIONARY 10.0%
Johnson Controls, Inc.          2,732,890  $   95,979,097
Lowe's Cos., Inc.               4,076,130      86,943,853
X  Viacom, Inc. Class B         2,889,252     111,496,234
                                           --------------
                                              294,419,184
                                           --------------

CONSUMER STAPLES 11.0%
Coca-Cola Co. (The)             1,732,350     106,227,702
Molson Coors Brewing Co.
  Class B                         756,900      35,748,387
X  PepsiCo., Inc.               2,761,047     180,296,369
                                           --------------
                                              322,272,458
                                           --------------

ENERGY 13.7%
X  ConocoPhillips               2,574,050     152,898,570
X  Marathon Oil Corp.           3,255,478     115,797,353
X  Occidental Petroleum
  Corp.                         1,719,921     135,237,388
                                           --------------
                                              403,933,311
                                           --------------

FINANCIALS 17.0%
Aflac, Inc.                     1,481,000      82,773,090
Aon Corp.                       1,468,700      58,380,825
BB&T Corp.                      1,426,450      33,393,195
BlackRock, Inc.                   285,850      48,877,492
Goldman Sachs Group, Inc.
  (The)                           586,850      94,453,507
U.S. Bancorp                    3,373,700      81,576,066
Wells Fargo & Co.               3,866,428     100,836,442
                                           --------------
                                              500,290,617
                                           --------------

HEALTH CARE 16.6%
Covidien PLC                    1,288,690      51,380,070
X  Merck & Co., Inc.            3,775,880     136,988,926
X  Pfizer, Inc.                 9,169,410     159,547,734
X  Sanofi-Aventis,
  Sponsored ADR (a)             3,979,650     139,725,512
                                           --------------
                                              487,642,242
                                           --------------

INDUSTRIALS 4.3%
Honeywell International,
  Inc.                          2,218,076     104,493,560
Textron, Inc.                   1,073,650      22,353,393
                                           --------------
                                              126,846,953
                                           --------------

INFORMATION TECHNOLOGY 14.6%
Accenture PLC Class A           1,018,900      45,555,019
X  Cisco Systems, Inc. (b)      5,196,100     118,626,963
Microsoft Corp.                 3,572,700      95,176,728
QUALCOMM, Inc.                  1,835,050      82,815,806
Texas Instruments, Inc.         2,892,770      85,539,209
                                           --------------
                                              427,713,725
                                           --------------

MATERIALS 3.7%
Newmont Mining Corp.            1,776,840     108,156,251
                                           --------------


TELECOMMUNICATION SERVICES 4.1%
X  Vodafone Group PLC,
  Sponsored ADR (a)             4,425,150     121,735,877
                                           --------------
Total Common Stocks
  (Cost $2,440,263,460)                     2,793,010,618
                                           --------------


                                PRINCIPAL
                                   AMOUNT
SHORT-TERM INVESTMENT 4.5%
---------------------------------------------------------

REPURCHASE AGREEMENT 4.5%
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $131,000,909
  (Collateralized by a
  United States
  Treasury Note with a rate
  of 3.125%
  and a maturity date of
  4/30/17 with
  a Principal Amount of
  $121,875,000
  and a Market Value of
  $133,623,750)              $131,000,800     131,000,800
                                           --------------
Total Short-Term Investment
  (Cost $131,000,800)                         131,000,800
                                           --------------
Total Investments
  (Cost $2,571,264,260) (c)          99.5%  2,924,011,418
Other Assets, Less
  Liabilities                         0.5      15,399,057
                             ------------  --------------

Net Assets                          100.0% $2,939,410,475
                             ============  ==============









(a)  ADR--American Depositary Receipt.
(b)  Non-income producing security.
(c)  At October 31, 2010, cost is
     $2,605,186,060 for federal income tax
     purposes and net unrealized appreciation is as follows:



Gross unrealized appreciation     $371,963,101
Gross unrealized depreciation      (53,137,743)
                                  ------------
Net unrealized appreciation       $318,825,358
                                  ============





+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investment. May be subject to change daily.

26    MainStay ICAP Select Equity Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE   SIGNIFICANT
                                                    MARKETS FOR         OTHER   SIGNIFICANT
                                                      IDENTICAL    OBSERVABLE  UNOBSERVABLE
                                                         ASSETS        INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)     (LEVEL 2)     (LEVEL 3)           TOTAL
Investments in Securities (a)
Common Stocks                                    $2,793,010,618  $         --      $     --  $2,793,010,618
Short-Term Investment
  Repurchase Agreement                                       --   131,000,800            --     131,000,800
                                                 --------------  ------------      --------  --------------
Total Investments in Securities                  $2,793,010,618  $131,000,800           $--  $2,924,011,418
                                                 ==============  ============      ========  ==============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              27

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
---------------------------------------------------
Investment in securities, at value
  (identified cost $2,571,264,260)   $2,924,011,418
Receivables:
  Investment securities sold             20,247,932
  Fund shares sold                        5,940,215
  Dividends and interest                  3,699,167
Other assets                                 92,101
                                     --------------
     Total assets                     2,953,990,833
                                     --------------

LIABILITIES
---------------------------------------------------
Payables:
  Investment securities purchased         9,150,790
  Fund shares redeemed                    2,295,994
  Manager (See Note 3)                    1,822,169
  Transfer agent (See Note 3)               778,394
  NYLIFE Distributors (See Note 3)          302,437
  Shareholder communication                 121,524
  Professional fees                          91,254
  Trustees                                    6,345
  Custodian                                   4,316
Accrued expenses                              7,135
                                     --------------
     Total liabilities                   14,580,358
                                     --------------
Net assets                           $2,939,410,475
                                     ==============

COMPOSITION OF NET ASSETS
---------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                  $       88,834
Additional paid-in capital            3,297,982,241
                                     --------------
                                      3,298,071,075
Undistributed net investment income         940,335
Accumulated net realized loss on
  investments                          (712,348,093)
Net unrealized appreciation on
  investments                           352,747,158
                                     --------------
Net assets                           $2,939,410,475
                                     ==============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $  185,828,235
                                     ==============
Shares of beneficial interest
  outstanding                             5,621,259
                                     ==============
Net asset value per share
  outstanding                        $        33.06
Maximum sales charge (5.50% of
  offering price)                              1.92
                                     --------------
Maximum offering price per share
  outstanding                        $        34.98
                                     ==============
CLASS A
Net assets applicable to
  outstanding shares                 $  478,386,068
                                     ==============
Shares of beneficial interest
  outstanding                            14,467,367
                                     ==============
Net asset value per share
  outstanding                        $        33.07
Maximum sales charge (5.50% of
  offering price)                              1.92
                                     --------------
Maximum offering price per share
  outstanding                        $        34.99
                                     ==============
CLASS B
Net assets applicable to
  outstanding shares                 $   85,952,335
                                     ==============
Shares of beneficial interest
  outstanding                             2,617,677
                                     ==============
Net asset value and offering price
  per share outstanding              $        32.84
                                     ==============
CLASS C
Net assets applicable to
  outstanding shares                 $   95,240,803
                                     ==============
Shares of beneficial interest
  outstanding                             2,900,533
                                     ==============
Net asset value and offering price
  per share outstanding              $        32.84
                                     ==============
CLASS I
Net assets applicable to
  outstanding shares                 $2,041,650,610
                                     ==============
Shares of beneficial interest
  outstanding                            61,644,748
                                     ==============
Net asset value and offering price
  per share outstanding              $        33.12
                                     ==============
CLASS R1
Net assets applicable to
  outstanding shares                 $   15,582,667
                                     ==============
Shares of beneficial interest
  outstanding                               470,391
                                     ==============
Net asset value and offering price
  per share outstanding              $        33.13
                                     ==============
CLASS R2
Net assets applicable to
  outstanding shares                 $   24,775,992
                                     ==============
Shares of beneficial interest
  outstanding                               749,283
                                     ==============
Net asset value and offering price
  per share outstanding              $        33.07
                                     ==============
CLASS R3
Net assets applicable to
  outstanding shares                 $   11,993,765
                                     ==============
Shares of beneficial interest
  outstanding                               363,172
                                     ==============
Net asset value and offering price
  per share outstanding              $        33.02
                                     ==============





28    MainStay ICAP Select Equity Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
--------------------------------------------------
INCOME
  Dividends (a)                       $ 57,055,508
  Interest                                   9,992
                                      ------------
     Total income                       57,065,500
                                      ------------
EXPENSES
  Manager (See Note 3)                  20,689,629
  Transfer agent (See Note 3)            4,309,286
  Distribution/Service--Investor
     Class (See Note 3)                    428,160
  Distribution/Service--Class A (See
     Note 3)                             1,069,122
  Distribution/Service--Class B (See
     Note 3)                               904,436
  Distribution/Service--Class C (See
     Note 3)                               850,821
  Distribution/Service--Class R2
     (See Note 3)                           53,694
  Distribution/Service--Class R3
     (See Note 3)                           32,716
  Professional fees                        471,712
  Registration                             255,775
  Shareholder communication                233,578
  Trustees                                  89,241
  Custodian                                 53,387
  Shareholder service (See Note 3)          42,700
  Miscellaneous                            123,446
                                      ------------
     Total expenses before
       waiver/reimbursement             29,607,703
  Expense waiver/reimbursement from
     Manager (See Note 3)               (1,685,965)
                                      ------------
     Net expenses                       27,921,738
                                      ------------
Net investment income                   29,143,762
                                      ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
--------------------------------------------------
Net realized gain on investments       209,704,930
Net change in unrealized
  appreciation (depreciation) on
  investments                          120,085,266
                                      ------------
Net realized and unrealized gain on
  investments                          329,790,196
                                      ------------
Net increase in net assets resulting
  from operations                     $358,933,958
                                      ============




(a) Dividends recorded net of foreign withholding taxes in the amount of $924,307.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010            2009
INCREASE IN NET ASSETS
-----------------------------------------------------------
Operations:
 Net investment income       $   29,143,762  $   20,335,188
 Net realized gain (loss)
  on investments                209,704,930    (444,231,673)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                   120,085,266     608,693,467
                             ------------------------------
 Net increase in net
  assets resulting from
  operations                    358,933,958     184,796,982
                             ------------------------------
Dividends to shareholders:
 From net investment
  income:
    Investor Class                 (973,105)        (92,937)
    Class A                      (3,954,028)     (1,892,680)
    Class B                        (190,597)             --
    Class C                        (196,794)       (232,390)
    Class I                     (23,139,398)    (19,547,122)
    Class R1                       (163,665)       (120,361)
    Class R2                       (180,261)       (134,929)
    Class R3                        (42,212)        (34,328)
                             ------------------------------
 Total dividends to
     shareholders               (28,840,060)    (22,054,747)
                             ------------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        898,072,750     561,820,873
 Net asset value of shares
  issued in connection
  with the acquisition of
  MainStay Value Fund (See
  Note 10)                      354,083,152              --
 Net asset value of shares
  issued in connection
  with the acquisition of
  MainStay Mid Cap Value
  Fund (See Note 10)            152,265,264              --
 Net asset value of shares
  issued to shareholders
  in reinvestment of
  dividends                      25,609,235      19,471,340
 Cost of shares redeemed       (560,864,715)   (516,758,908)
                             ------------------------------
    Increase in net assets
     derived from capital
     share transactions         869,165,686      64,533,305
                             ------------------------------
    Net increase in net
     assets                   1,199,259,584     227,275,540
NET ASSETS
-----------------------------------------------------------
Beginning of year             1,740,150,891   1,512,875,351
                             ------------------------------
End of year                  $2,939,410,475  $1,740,150,891
                             ==============================
Undistributed net
 investment income at end
 of year                     $      940,335  $      655,432
                             ==============================





30    MainStay ICAP Select Equity Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              31

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                   INVESTOR CLASS
                                     ------------------------------------------
                                                                     APRIL 29,
                                                                      2008**
                                     YEAR ENDED OCTOBER 31,           THROUGH
                                                                   OCTOBER 31,
                                       2010           2009             2008
Net asset value at beginning of
  period                             $  28.68        $25.62           $ 36.87
                                     --------        ------           -------
Net investment income (loss)             0.22 (a)      0.25              0.25 (a)
Net realized and unrealized gain
  (loss) on investments                  4.38          3.10            (11.25)
                                     --------        ------           -------
Total from investment operations         4.60          3.35            (11.00)
                                     --------        ------           -------
Less dividends and distributions:
  From net investment income            (0.22)        (0.29)            (0.25)
  From net realized gain on
     investments                           --            --                --
                                     --------        ------           -------
Total dividends and distributions       (0.22)        (0.29)            (0.25)
                                     --------        ------           -------
Net asset value at end of period     $  33.06        $28.68           $ 25.62
                                     ========        ======           =======
Total investment return (b)             16.12%        13.33%           (29.97%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)           0.71%         0.99%             1.49% ++
  Net expenses                           1.47%         1.30%             1.15% ++
  Expenses (before
     waiver/reimbursement)               1.51%         1.45%             1.31% ++
Portfolio turnover rate                    55%          101%              117%
Net assets at end of period (in
  000's)                             $185,828        $9,808           $ 7,601




                                                                          CLASS C
                                     ---------------------------------------------------------------------------------
                                                                    JANUARY 1,
                                                                     2008***                              SEPTEMBER 1,
                                                                     THROUGH           YEAR ENDED            2006**
                                     YEAR ENDED OCTOBER 31,        OCTOBER 31,        DECEMBER 31,           THROUGH
                                                                                                          DECEMBER 31,
                                       2010           2009             2008               2007                2006
Net asset value at beginning of
  period                             $ 28.56        $ 25.53          $ 38.68             $ 41.56             $39.46
                                     -------        -------          -------             -------             ------
Net investment income (loss)           (0.01)(a)       0.07             0.18 (a)            0.14 (a)           0.13 (a)
Net realized and unrealized gain
  (loss) on investments                 4.36           3.09           (13.12)               2.24               3.63
                                     -------        -------          -------             -------             ------
Total from investment operations        4.35           3.16           (12.94)               2.38               3.76
                                     -------        -------          -------             -------             ------
Less dividends and distributions:
  From net investment income           (0.07)         (0.13)           (0.21)              (0.25)             (0.23)
  From net realized gain on
     investments                          --             --               --               (5.01)             (1.43)
                                     -------        -------          -------             -------             ------
Total dividends and distributions      (0.07)         (0.13)           (0.21)              (5.26)             (1.66)
                                     -------        -------          -------             -------             ------
Net asset value at end of period     $ 32.84        $ 28.56          $ 25.53             $ 38.68             $41.56
                                     =======        =======          =======             =======             ======
Total investment return (b)            15.25%         12.50%          (33.59%)(c)           5.83%              9.59%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)         (0.02%)         0.28%            0.65% ++            0.33%              0.91%++
  Net expenses                          2.22%          2.05%            1.91% ++            1.90%              1.95%++
  Expenses (before
     waiver/reimbursement)              2.26%          2.21%            2.05% ++            2.01%              2.04%++
Portfolio turnover rate                   55%           101%             117%                123%               115%
Net assets at end of period (in
  000's)                             $95,241        $55,841          $47,831             $45,789             $3,293



**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and Class R3 shares are not subject to sales charges.
(c)  Total investment return is not annualized.




32    MainStay ICAP Select Equity Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                 CLASS A                                                        CLASS B
      ---------------------------------------------------------------------------------------------          ------------
                                           JANUARY 1,                                  SEPTEMBER 1,          NOVEMBER 13,
                                             2008***                                      2006**                2009**
                                             THROUGH              YEAR ENDED              THROUGH               THROUGH
        YEAR ENDED OCTOBER 31,            OCTOBER 31,           DECEMBER 31,           DECEMBER 31,          OCTOBER 31,
        2010              2009                2008                   2007                  2006                  2010

      $  28.69          $  25.62            $  38.79               $  41.60               $ 39.46               $ 29.93
      --------          --------            --------               --------               -------               -------
          0.31 (a)          0.32                0.42 (a)               0.48 (a)              0.24 (a)             (0.01)(a)
          4.38              3.09              (13.18)                  2.23                  3.62                  2.99
      --------          --------            --------               --------               -------               -------
          4.69              3.41              (12.76)                  2.71                  3.86                  2.98
      --------          --------            --------               --------               -------               -------


         (0.31)            (0.34)              (0.41)                 (0.51)                (0.29)                (0.07)
            --                --                  --                  (5.01)                (1.43)                   --
      --------          --------            --------               --------               -------               -------
         (0.31)            (0.34)              (0.41)                 (5.52)                (1.72)                (0.07)
      --------          --------            --------               --------               -------               -------
      $  33.07          $  28.69            $  25.62               $  38.79               $ 41.60               $ 32.84
      ========          ========            ========               ========               =======               =======
         16.46%            13.58%             (33.14%)(c)              6.62%                 9.84%(c)              9.98% (c)

          1.01%             1.21%               1.47% ++               1.09%                 1.73%++              (0.04%)++
          1.18%             1.09%               1.10% ++               1.15%                 1.20%++               2.22% ++
          1.23%             1.28%               1.24% ++               1.26%                 1.29%++               2.26% ++
            55%              101%                117%                   123%                  115%                   55%
      $478,386          $190,956            $142,130               $161,070               $16,514               $85,952



                                                       CLASS I
--------------------------------------------------------------------------------------------------------------------
                                               JANUARY 1,
                                                 2008***
                                                 THROUGH
          YEAR ENDED OCTOBER 31,              OCTOBER 31,                       YEAR ENDED DECEMBER 31,
         2010                2009                 2008                 2007                2006               2005

      $    28.74          $    25.67           $    38.84           $    41.62          $    36.17          $  34.35
      ----------          ----------           ----------           ----------          ----------          --------
            0.41 (a)            0.37                 0.51 (a)             0.64 (a)            0.57 (a)          0.45
            4.37                3.10               (13.20)                2.21                6.83              2.70
      ----------          ----------           ----------           ----------          ----------          --------
            4.78                3.47               (12.69)                2.85                7.40              3.15
      ----------          ----------           ----------           ----------          ----------          --------

           (0.40)              (0.40)               (0.48)               (0.62)              (0.52)            (0.45)
              --                  --                   --                (5.01)              (1.43)            (0.88)
      ----------          ----------           ----------           ----------          ----------          --------
           (0.40)              (0.40)               (0.48)               (5.63)              (1.95)            (1.33)
      ----------          ----------           ----------           ----------          ----------          --------
      $    33.12          $    28.74           $    25.67           $    38.84          $    41.62          $  36.17
      ==========          ==========           ==========           ==========          ==========          ========
           16.77%              13.89%              (32.99%)(c)            6.95%              20.60%             9.22%

            1.32%               1.50%                1.78% ++             1.44%               1.45%             1.38%
            0.90%               0.83%                0.80% ++             0.80%               0.80%             0.80%
            0.98%               1.03%                0.94% ++             0.91%               0.88%             0.93%
              55%                101%                 117%                 123%                115%              170%
      $2,041,651          $1,454,261           $1,296,268           $1,863,460          $1,519,408          $676,703




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              33

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                           CLASS R1
                                     ------------------------------------------------------------------------------------
                                                                    JANUARY 1,                               SEPTEMBER 1,
                                                                      2008***                                   2006**
                                           YEAR ENDED                 THROUGH            YEAR ENDED            THROUGH
                                          OCTOBER 31,              OCTOBER 31,         DECEMBER 31,         DECEMBER 31,
                                       2010           2009             2008                 2007                 2006
Net asset value at beginning of
  period                             $ 28.74        $ 25.68           $ 38.85              $41.62               $39.46
                                     -------        -------           -------              ------               ------
Net investment income                   0.35 (a)       0.35              0.42 (a)            0.59 (a)             0.26 (a)
Net realized and unrealized gain
  (loss) on investments                 4.39           3.08            (13.13)               2.24                 3.63
                                     -------        -------           -------              ------               ------
Total from investment operations        4.74           3.43            (12.71)               2.83                 3.89
                                     -------        -------           -------              ------               ------
Less dividends and distributions:
  From net investment income           (0.35)         (0.37)            (0.46)              (0.59)               (0.30)
  From net realized gain on
     investments                          --             --                --               (5.01)               (1.43)
                                     -------        -------           -------              ------               ------
Total dividends and distributions      (0.35)         (0.37)            (0.46)              (5.60)               (1.73)
                                     -------        -------           -------              ------               ------
Net asset value at end of period     $ 33.13        $ 28.74           $ 25.68              $38.85               $41.62
                                     =======        =======           =======              ======               ======
Total investment return (b)            16.60%         13.69%           (33.03%)(c)           6.87%                9.94%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 1.12%          1.23%             1.55%++             1.33%                1.89%++
  Net expenses                          1.08%          0.98%             0.91%++             0.90%                0.90%++
  Expenses (before reimbursement)       1.08%          1.13%             1.06%++             1.01%                0.99%++
Portfolio turnover rate                   55%           101%              117%                123%                 115%
Net assets at end of period (in
  000's)                             $15,583        $13,628           $ 5,286              $1,440               $   63




                                                                           CLASS R3
                                     -----------------------------------------------------------------------------------
                                                                   JANUARY 1,                               SEPTEMBER 1,
                                                                     2008***                                   2006**
                                           YEAR ENDED                THROUGH            YEAR ENDED            THROUGH
                                          OCTOBER 31,             OCTOBER 31,         DECEMBER 31,         DECEMBER 31,
                                       2010          2009             2008                 2007                 2006
Net asset value at beginning of
  period                             $ 28.66        $25.60           $ 38.76              $41.58               $39.46
                                     -------        ------           -------              ------               ------
Net investment income                   0.18 (a)      0.21              0.28 (a)            0.31 (a)             0.14 (a)
Net realized and unrealized gain
  (loss) on investments                 4.38          3.10            (13.10)               2.29                 3.67
                                     -------        ------           -------              ------               ------
Total from investment operations        4.56          3.31            (12.82)               2.60                 3.81
                                     -------        ------           -------              ------               ------
Less dividends and distributions:
  From net investment income           (0.20)        (0.25)            (0.34)              (0.41)               (0.26)
  From net realized gain on
     investments                          --            --                --               (5.01)               (1.43)
                                     -------        ------           -------              ------               ------
Total dividends and distributions      (0.20)        (0.25)            (0.34)              (5.42)               (1.69)
                                     -------        ------           -------              ------               ------
Net asset value at end of period     $ 33.02        $28.66           $ 25.60              $38.76               $41.58
                                     =======        ======           =======              ======               ======
Total investment return (b)            15.97%        13.16%           (33.29%)(c)           6.30%                9.77%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 0.58%         0.78%             1.02% ++            0.70%                1.00%++
  Net expenses                          1.58%         1.47%             1.40% ++            1.40%                1.40%++
  Expenses (before reimbursement)       1.58%         1.63%             1.55% ++            1.51%                1.49%++
Portfolio turnover rate                   55%          101%              117%                123%                 115%
Net assets at end of period (in
  000's)                             $11,994        $4,558           $ 2,963              $  185               $   27



**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and Class R3 shares are not subject to sales charges.
(c)  Total investment return is not annualized.




34    MainStay ICAP Select Equity Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                             CLASS R2
--------------------------------------------------------------------------------------------------
                                         JANUARY 1,                                   SEPTEMBER 1,
                                           2008***                                       2006**
                                           THROUGH              YEAR ENDED              THROUGH
       YEAR ENDED OCTOBER 31,           OCTOBER 31,           DECEMBER 31,           DECEMBER 31,
        2010             2009               2008                   2007                   2006

      $ 28.69          $ 25.63             $ 38.80               $ 41.60                 $39.46
      -------          -------             -------               -------                 ------
         0.27 (a)         0.26                0.40 (a)              0.53 (a)               0.17 (a)
         4.38             3.11              (13.18)                 2.18                   3.68
      -------          -------             -------               -------                 ------
         4.65             3.37              (12.78)                 2.71                   3.85
      -------          -------             -------               -------                 ------

        (0.27)           (0.31)              (0.39)                (0.50)                 (0.28)
           --               --                  --                 (5.01)                 (1.43)
      -------          -------             -------               -------                 ------
        (0.27)           (0.31)              (0.39)                (5.51)                 (1.71)
      -------          -------             -------               -------                 ------
      $ 33.07          $ 28.69             $ 25.63               $ 38.80                 $41.60
      =======          =======             =======               =======                 ======
        16.29%           13.46%             (33.18%)(c)             6.56%                  9.85%(c)

         0.88%            1.07%               1.42% ++              1.18%                  1.25%++
         1.33%            1.22%               1.15% ++              1.15%                  1.15%++
         1.33%            1.38%               1.29% ++              1.26%                  1.24%++
           55%             101%                117%                  123%                   115%
      $24,776          $11,099             $10,796               $12,712                 $   27




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              35

MAINSTAY ICAP GLOBAL FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY ICAP
                       GLOBAL FUND
                         CLASS A       MSCI WORLD
                          SHARES          INDEX
                      -------------    ----------
04/30/08                  23625           25000
10/31/08                  15364           16041
10/31/09                  18665           18996
10/31/10                  20972           21417




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                             SINCE        GROSS
                                                                                                           INCEPTION     EXPENSE
CLASS                                  SALES CHARGE                                            ONE YEAR    (4/30/08)    RATIO(2)
--------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares    Maximum 5.5% Initial Sales Charge          With sales charges           6.15%       -6.86%       1.68%
                                                                    Excluding sales charges     12.32        -4.73        1.68
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares           Maximum 5.5% Initial Sales Charge          With sales charges           6.18        -6.78        1.46
                                                                    Excluding sales charges     12.36        -4.65        1.46
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares           Maximum 1% CDSC                            With sales charges          10.45        -5.42        2.42
                         if Redeemed Within One Year of Purchase    Excluding sales charges     11.45        -5.42        2.42
--------------------------------------------------------------------------------------------------------------------------------
Class I Shares           No Sales Charge                                                        12.56        -4.44        1.20
--------------------------------------------------------------------------------------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


36    MainStay ICAP Global Fund

BENCHMARK PERFORMANCE                             ONE       SINCE
                                                 YEAR     INCEPTION
MSCI World Index(3)                             12.74%      -6.00%
-------------------------------------------------------------------
Average Lipper Global Multi-Cap Core Fund(4)    16.37       -4.35
-------------------------------------------------------------------







3. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets. Results assume reinvestment of all dividends and capital gains. The MSCI World Index is considered to be the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
4. The average Lipper global multi-cap core fund is representative of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    37

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP GLOBAL FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,039.10        $ 6.17         $1,019.20         $6.11
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,038.20        $ 5.91         $1,019.40         $5.85
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,034.70        $10.00         $1,015.40         $9.91
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,039.40        $ 4.63         $1,020.70         $4.58
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.20% for Investor Class, 1.15% for Class A, 1.95% for Class C and 0.90% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


38    MainStay ICAP Global Fund

SECTOR COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Financials                              21.1%
Consumer Discretionary                  13.1
Industrials                             13.1
Health Care                             12.6
Energy                                  12.0
Information Technology                   8.9
Consumer Staples                         5.0
Materials                                4.8
Telecommunication Services               4.1
Utilities                                2.8
Short-Term Investment                    2.2
Other Assets, Less Liabilities           0.3
                                       -----
                                       100.0%
                                       =====



See Portfolio of Investments beginning on page 42 for specific holdings within these categories.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  Sanofi-Aventis
    2.  PepsiCo., Inc.
    3.  Pfizer, Inc.
    4.  ConocoPhillips
    5.  Vodafone Group PLC, Sponsored ADR
    6.  Occidental Petroleum Corp.
    7.  Viacom, Inc. Class B
    8.  Wells Fargo & Co.
    9.  Marathon Oil Corp.
   10.  Bridgestone Corp.





                                                   mainstayinvestments.com    39

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Jerrold K. Senser, CFA, and Thomas R. Wenzel, CFA, of Institutional Capital LLC (ICAP), the Fund's Subadvisor.

HOW DID MAINSTAY ICAP GLOBAL FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay ICAP Global Fund returned 12.32% for Investor Class shares, 12.36% for Class A shares and 11.45% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 12.56%. All share classes underperformed the 16.37% return of the average Lipper(1) global multi-cap core fund for the 12 months ended October 31, 2010. Over the same period, all share classes underperformed the 12.74% return of the MSCI World Index.(2) The MSCI World Index is the Fund's broad-based securities-market index. See page 36 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

During the reporting period, a number of key drivers affected the Fund's performance relative to the MSCI World Index. Stock selection was strongest in the industrials and materials sectors. In contrast, stock selection was relatively weak in the utilities and health care sectors.

Relative to the MSCI World Index, the Fund was overweight in the industrials and consumer discretionary sectors, which added to the Fund's performance. Underweight positions relative to the Index in materials and consumer staples detracted from the Fund's relative performance.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

Taking weightings and total returns into account, the sector that made the strongest positive contribution to the Fund's performance relative to the MSCI World Index was industrials, followed by telecommunication services and materials. The sectors that were particularly weak relative to the Index were health care, consumer staples and utilities. Stock selection was the primary driver in each case of strong or weak relative sector performance, though an overweight position in the industrials sector also added value.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST POSITIVE CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

Taking weightings and total returns into account, the stocks that made the strongest positive contributions to the Fund's absolute performance were cable network owner Viacom, global wireless carrier Vodafone and global fertilizer company Yara International. Viacom was helped by several factors, including better ratings in a number of its cable networks, higher affiliate fees and an improved advertising market. Vodafone benefited from the improvements in European markets and the increasing potential for restructuring action to enhance shareholder value. Yara International performed well when high grain prices prompted farmers to increase fertilizer usage in an effort to maximize yields. This led to improved results for the company, as pricing remained strong. All three stocks remained in the Fund at the end of the reporting period.

Major detractors from the Fund's absolute performance included integrated oil & gas company BP, water and waste management company Suez Environnement and French retail and investment bank Societe Generale. BP's stock price fell as liability from the Gulf of Mexico oil spill weighed on the company. Suez Environnement lagged the Index as the economic downturn impaired the company's ability to grow revenue in its waste management business. Societe Generale underperformed as asset write-downs continued to hurt the company's results. We sold the Fund's positions in all three companies during the reporting period.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During a reporting period characterized by ongoing, if somewhat restrained, economic recovery, the stock market remained volatile but continued to rebound overall. In this environment, we continued to look for stocks that had attractive valuations and specific catalysts that might trigger appreciation over a 12- to 18-month time frame.

We added integrated oil company ConocoPhillips to the Fund during the reporting period. The investment reflected our belief that the stock was attractively valued and that management was focused on improving returns by divesting underperforming assets, cutting costs and capital expenditures, and using free cash to reduce debt and repurchase shares. We also bought Microsoft, the world's largest software company for the Fund. We believed that the rapid adoption of Microsoft's new operating system, Windows 7, and other applications during a potentially large spending cycle for enterprise technology could enhance the company's earnings power. The Fund added a position in Bridgestone, the world's largest tire supplier. At the time of purchase, we believed that pent-up demand would be unleashed in both the replacement and original auto-equipment markets and might well result in improved sales growth and profit margins for the company. We added Netherlands-based bank and insurer ING Groep to the Fund during the reporting period. We believed that the stock was attractively valued and that new management could help the company turn around and restructure through cost cutting and divestitures, which could ultimately enhance the company's earnings power.


1. See footnote on page 37 for more information about Lipper Inc.
2. See footnote on page 37 for more information on the MSCI World Index.

40    MainStay ICAP Global Fund

In addition to the sales already mentioned, we sold the Fund's position in Saipem, an Italian company that specializes in construction and drilling for the oil and gas industry worldwide. We also sold the Fund's position in Pernod-Ricard, a global leader in the wine and spirits segment of the beverages industry. Saipem and Pernod-Richard were sold as they reached their respective price targets. We sold the Fund's position in Canadian telecommunications firm BCE when we found other stocks that appeared more attractive on a relative-valuation basis.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, the Fund increased its sector exposures relative to the MSCI World Index in energy and telecommunications services. In the energy sector, the Fund went from an underweight position at the beginning of the reporting period to a moderately overweight position relative to the Index at the end of October 2010. In telecommunication services, the Fund increased its allocation but remained underweight relative to the benchmark.

The Fund began the reporting period overweight relative to the MSCI World Index in industrials and consumer staples. Although we reduced the Fund's weightings in both of these sectors, the Fund remained overweight relative to the benchmark in both sectors at the end of the reporting period.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund was most significantly over-weight relative to the MCSI World Index in the health care and consumer discretionary sectors. The most significantly underweight positions relative to the Index were in consumer staples and materials. This positioning reflected our view on the prospects for the economy and the relative attractiveness of individual holdings in these sectors.


The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                   mainstayinvestments.com    41

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                  SHARES        VALUE
COMMON STOCKS 97.5%+
-----------------------------------------------------

CONSUMER DISCRETIONARY 13.1%
X  Bridgestone Corp.              51,200  $   918,126
British Sky Broadcasting
  Group PLC                       44,750      506,597
Genting Berhad                   126,100      423,103
Johnson Controls, Inc.            18,700      656,744
Lowe's Cos., Inc.                 29,850      636,701
Nissan Motor Co., Ltd. (a)        72,700      641,444
Sands China, Ltd. (a)            277,000      601,797
TUI Travel PLC                   146,400      495,207
X  Viacom, Inc. Class B           28,800    1,111,392
                                          -----------
                                            5,991,111
                                          -----------

CONSUMER STAPLES 5.0%
Coca-Cola Co. (The)               12,350      757,302
Molson Coors Brewing Co.
  Class B                          5,650      266,849
X  PepsiCo., Inc.                 19,450    1,270,085
                                          -----------
                                            2,294,236
                                          -----------

ENERGY 12.0%
BG Group PLC                      44,200      860,865
X  ConocoPhillips                 20,800    1,235,520
X  Marathon Oil Corp.             26,300      935,491
X  Occidental Petroleum Corp.     14,700    1,155,861
Petroleo Brasileiro S.A., ADR
  (b)                             13,550      462,326
Repsol YPF, S.A.                  18,300      507,489
Total S.A.                         6,200      336,925
                                          -----------
                                            5,494,477
                                          -----------

FINANCIALS 21.1%
Aflac, Inc.                       13,200      737,748
AIA Group, Ltd. (a)               25,100       74,802
Aon Corp.                         14,750      586,313
BB&T Corp.                        10,300      241,123
BlackRock, Inc.                    2,600      444,574
Cheung Kong Holdings, Ltd.        19,500      297,610
China Construction Bank Corp.
  Class H                        381,000      363,243
Credit Suisse Group A.G.,
  Sponsored ADR (b)               19,600      813,400
Erste Group Bank A.G.              7,800      352,061
Goldman Sachs Group, Inc.
  (The)                            4,500      724,275
Hong Kong Exchanges and
  Clearing, Ltd.                   8,800      193,682
ING Groep N.V. (a)                42,400      452,625
Intesa Sanpaolo S.p.A.           238,500      838,989
Mitsubishi Estate Co., Ltd.       24,100      422,282
Standard Chartered PLC            10,100      292,198
Tokio Marine Holdings, Inc.       21,400      603,147
U.S. Bancorp                      22,900      553,722
UBS A.G. (a)                      43,000      727,991
X  Wells Fargo & Co.              36,650      955,832
                                          -----------
                                            9,675,617
                                          -----------

HEALTH CARE 12.6%
Bayer A.G.                         8,750      652,998
Covidien PLC                       9,500      378,765
GlaxoSmithKline PLC               37,800      739,546
Merck & Co., Inc.                 22,379      811,910
Novartis A.G.                      6,900      400,025
X  Pfizer, Inc.                   71,800    1,249,320
X  Sanofi-Aventis                 22,100    1,543,476
                                          -----------
                                            5,776,040
                                          -----------

INDUSTRIALS 13.1%
ABB, Ltd. (a)                     31,400      650,304
China Communications
  Construction Co., Ltd.
  Class H                        363,700      347,219
Honeywell International, Inc.     16,450      774,960
Hutchison Whampoa, Ltd.           62,200      613,875
KOMATSU, Ltd.                     21,250      520,753
Mitsubishi Corp.                  34,700      834,404
Siemens A.G.                       4,850      554,059
Sime Darby Berhad                178,700      507,126
Textron, Inc.                     12,900      268,578
TNT N.V.                          34,415      914,867
                                          -----------
                                            5,986,145
                                          -----------

INFORMATION TECHNOLOGY 8.9%
Accenture PLC Class A              7,150      319,676
Cisco Systems, Inc. (a)           37,100      846,993
HOYA Corp.                        28,150      658,361
Microsoft Corp.                   27,600      735,264
QUALCOMM, Inc.                    14,100      636,333
SAP A.G.                           7,450      388,523
Texas Instruments, Inc.           17,100      505,647
                                          -----------
                                            4,090,797
                                          -----------

MATERIALS 4.8%
Anglo American PLC (a)             8,150      379,761
Barrick Gold Corp.                17,700      851,193
Holcim, Ltd.                       7,800      486,286
Yara International A.S.A.          8,600      452,276
                                          -----------
                                            2,169,516
                                          -----------

TELECOMMUNICATION SERVICES 4.1%
Koninklijke KPN N.V.              40,700      679,755
X  Vodafone Group PLC,
  Sponsored ADR (b)               43,300    1,191,183
                                          -----------
                                            1,870,938
                                          -----------



+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investment. May be subject to change daily.

42    MainStay ICAP Global Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                  SHARES        VALUE
COMMON STOCKS (CONTINUED)

UTILITIES 2.8%
Energias de Portugal S.A.        143,600  $   549,422
GDF Suez S.A.                     18,776      749,478
                                          -----------
                                            1,298,900
                                          -----------
Total Common Stocks
  (Cost $39,420,765)                       44,647,777
                                          -----------


                               NUMBER OF
                                  RIGHTS
RIGHTS 0.0%++
-----------------------------------------------------

FINANCIALS 0.0%++
Banco Santander S.A.
  Expires 11/5/10 (a)             15,775        2,613
Standard Chartered PLC
  Expires 11/5/10 (a)              1,262       10,626
                                          -----------
Total Rights
  (Cost $2,642)                                13,239
                                          -----------


                               PRINCIPAL
                                  AMOUNT        VALUE
SHORT-TERM INVESTMENT 2.2%
-----------------------------------------------------

REPURCHASE AGREEMENT 2.2%
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $992,725 (Collateralized by
  a United States Treasury
  Note with a rate of 3.125%
  and a maturity date of
  4/30/17, with a Principal
  Amount of $925,000 and a
  Market Value of $1,014,170)   $992,724  $   992,724
                                          -----------
Total Short-Term Investment
  (Cost $992,724)                             992,724
                                          -----------
Total Investments
  (Cost $40,416,131) (c)            99.7%  45,653,740
Other Assets, Less
  Liabilities                        0.3      151,195
                                --------  -----------



Net Assets                         100.0% $45,804,935
                                ========  ===========







++   Less than one-tenth of a percent.
(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c)  At October 31, 2010, cost is $41,150,829
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $ 5,843,677
Gross unrealized depreciation       (1,340,766)
                                   -----------
Net unrealized appreciation        $ 4,502,911
                                   ===========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE    SIGNIFICANT
                                                    MARKETS FOR          OTHER   SIGNIFICANT
                                                      IDENTICAL     OBSERVABLE  UNOBSERVABLE
                                                         ASSETS         INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)      (LEVEL 2)     (LEVEL 3)        TOTAL
Investments in Securities (a)
Common Stocks                                       $44,647,777  $          --      $     --  $44,647,777
Rights                                                   13,239             --            --       13,239
Short-Term Investment
  Repurchase Agreement                                       --        992,724            --      992,724
                                                    -----------  -------------      --------  -----------
Total Investments in Securities                     $44,661,016       $992,724           $--  $45,653,740
                                                    ===========  =============      ========  ===========




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              43

The table below sets forth the diversification of the ICAP Global Fund investments by country.

COUNTRY COMPOSITION (UNAUDITED)

                                      VALUE  PERCENT +
Austria                         $   352,061      0.8%
Brazil                              462,326      1.0
Canada                              851,193      1.9
Cayman Islands                      601,797      1.3
China                               710,462      1.6
France                            2,629,879      5.7
Germany                           1,595,580      3.5
Hong Kong                         1,179,969      2.6
Ireland                             698,441      1.5
Italy                               838,989      1.8
Japan                             4,598,517     10.0
Malaysia                            930,229      2.0
Netherlands                       2,047,247      4.5
Norway                              452,276      1.0
Portugal                            549,422      1.2
Spain                               510,102      1.1
Switzerland                       3,078,006      6.7
United Kingdom                    4,475,983      9.8
United States                    19,091,261     41.7
                                -----------    -----
                                 45,653,740     99.7
Other Assets, Less Liabilities      151,195      0.3
                                -----------    -----
Net Assets                      $45,804,935    100.0%
                                ===========    =====




+    Percentages indicated are based on Fund
     net assets.




44    MainStay ICAP Global Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in securities, at value
  (identified cost $40,416,131)       $ 45,653,740
Cash denominated in foreign
  currencies (identified cost $13)              13
Receivables:
  Dividends and interest                   100,493
  Investment securities sold                43,647
  Fund shares sold                          12,639
Other assets                                33,824
                                      ------------
     Total assets                       45,844,356
                                      ------------

LIABILITIES
--------------------------------------------------
Payables:
  Professional fees                         15,960
  Manager (See Note 3)                      11,326
  Shareholder communication                  4,584
  Custodian                                  3,638
  Transfer agent (See Note 3)                2,044
  NYLIFE Distributors (See Note 3)             703
  Trustees                                      95
Accrued expenses                             1,071
                                      ------------
     Total liabilities                      39,421
                                      ------------
Net assets                            $ 45,804,935
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $      5,373
Additional paid-in capital              52,917,158
                                      ------------
                                        52,922,531
Undistributed net investment income        137,420
Accumulated net realized loss on
  investments and foreign currency
  transactions                         (12,494,416)
Net unrealized appreciation on
  investments                            5,237,609
Net unrealized appreciation on
  translation of other assets and
  liabilities in foreign currencies          1,791
                                      ------------
Net assets                            $ 45,804,935
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $    368,219
                                      ============
Shares of beneficial interest
  outstanding                               43,290
                                      ============
Net asset value per share
  outstanding                         $       8.51
Maximum sales charge (5.50% of
  offering price)                             0.50
                                      ------------
Maximum offering price per share
  outstanding                         $       9.01
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $  2,397,713
                                      ============
Shares of beneficial interest
  outstanding                              281,571
                                      ============
Net asset value per share
  outstanding                         $       8.52
Maximum sales charge (5.50% of
  offering price)                             0.50
                                      ------------
Maximum offering price per share
  outstanding                         $       9.02
                                      ============
CLASS C
Net assets applicable to outstanding
  shares                              $    171,851
                                      ============
Shares of beneficial interest
  outstanding                               20,275
                                      ============
Net asset value and offering price
  per share outstanding               $       8.48
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $ 42,867,152
                                      ============
Shares of beneficial interest
  outstanding                            5,027,483
                                      ============
Net asset value and offering price
  per share outstanding               $       8.53
                                      ============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              45

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividends (a)                        $1,001,828
  Interest                                     93
                                       ----------
     Total income                       1,001,921
                                       ----------
EXPENSES
  Manager (See Note 3)                    333,963
  Registration                             60,803
  Professional fees                        58,137
  Custodian                                34,701
  Transfer agent (See Note 3)              12,073
  Shareholder communication                11,556
  Distribution/Service--Investor
     Class (See Note 3)                       775
  Distribution/Service--Class A (See
     Note 3)                                4,523
  Distribution/Service--Class C (See
     Note 3)                                1,627
  Trustees                                  1,414
  Miscellaneous                            17,933
                                       ----------
     Total expenses before
       waiver/reimbursement               537,505
  Expense waiver/reimbursement from
     Manager (See Note 3)                (154,597)
                                       ----------
     Net expenses                         382,908
                                       ----------
Net investment income                     619,013
                                       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
-------------------------------------------------
Net realized gain (loss) on:
  Security transactions                 2,791,626
  Foreign currency transactions            (1,167)
                                       ----------
Net realized gain on investments and
  foreign currency transactions         2,790,459
                                       ----------
Net change in unrealized appreciation
  (depreciation) on:
  Investments                           1,535,822
  Translation of other assets and
     liabilities in foreign
     currencies                             2,011
                                       ----------
Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency transactions         1,537,833
                                       ----------
Net realized and unrealized gain on
  investments and foreign currency
  transactions                          4,328,292
                                       ----------
Net increase in net assets resulting
  from operations                      $4,947,305
                                       ==========




(a) Dividends recorded net of foreign withholding taxes in the amount of $57,009.


46    MainStay ICAP Global Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                      2010         2009
INCREASE IN NET ASSETS
-------------------------------------------------------
Operations:
 Net investment income         $   619,013  $   655,062
 Net realized gain (loss) on
  investments and foreign
  currency transactions          2,790,459   (9,655,924)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and foreign
  currency transactions          1,537,833   15,782,393
                               ------------------------
 Net increase in net assets
  resulting from operations      4,947,305    6,781,531
                               ------------------------
Dividends to shareholders:
 From net investment income:
    Investor Class                  (3,744)      (1,920)
    Class A                        (20,971)     (11,621)
    Class C                           (766)        (775)
    Class I                       (540,529)    (791,051)
                               ------------------------
 Total dividends to
  shareholders                    (566,010)    (805,367)
                               ------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                         3,333,671    1,425,690
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends         48,990       39,822
 Cost of shares redeemed (a)      (790,752)    (721,819)
                               ------------------------
    Increase in net assets
     derived from capital
     share transactions          2,591,909      743,693
                               ------------------------
    Net increase in net
     assets                      6,973,204    6,719,857
NET ASSETS
-------------------------------------------------------
Beginning of year               38,831,731   32,111,874
                               ------------------------
End of year                    $45,804,935  $38,831,731
                               ========================
Undistributed net investment
 income at end of year         $   137,420  $    85,584
                               ========================




(a) Cost of shares redeemed net of redemption fees of $19 for the year ended October 31, 2010 and $2 for the year ended October 31, 2009. (See Note 2(L)).


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              47

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                  INVESTOR CLASS                                    CLASS A
                                     ---------------------------------------        ---------------------------------------
                                                                  APRIL 30,                                      APRIL 30,
                                                                    2008**                                         2008**
                                          YEAR ENDED               THROUGH               YEAR ENDED               THROUGH
                                          OCTOBER 31,            OCTOBER 31,             OCTOBER 31,            OCTOBER 31,
                                      2010          2009             2008            2010          2009             2008
Net asset value at beginning of
  period                             $ 7.67        $ 6.46          $ 10.00          $ 7.68        $ 6.47          $ 10.00
                                     ------        ------          -------          ------        ------          -------
Net investment income                  0.10          0.11             0.08 (a)        0.12          0.10             0.09 (a)
Net realized and unrealized gain
  (loss) on investments                0.83          1.24            (3.57)           0.81          1.26            (3.57)
Net realized and unrealized gain
  (loss) on foreign currency
  transactions                         0.00 ++      (0.00)++         (0.00)++         0.00 ++      (0.00)++         (0.00)++
                                     ------        ------          -------          ------        ------          -------
Total from investment operations       0.93          1.35            (3.49)           0.93          1.36            (3.48)
                                     ------        ------          -------          ------        ------          -------
Less dividends:
  From net investment income          (0.09)        (0.14)           (0.05)          (0.09)        (0.15)           (0.05)
                                     ------        ------          -------          ------        ------          -------
Redemption fee (d)                       --            --             0.00 ++(a)      0.00 ++(a)    0.00 ++(a)       0.00 ++(a)
                                     ------        ------          -------          ------        ------          -------
Net asset value at end of period     $ 8.51        $ 7.67          $  6.46          $ 8.52        $ 7.68          $  6.47
                                     ======        ======          =======          ======        ======          =======
Total investment return (b)           12.32%        21.46%          (35.07%)(c)      12.36%        21.49%          (34.97%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                1.26%         1.57%            1.84% ++        1.30%         1.63%            2.02% ++
  Net expenses                         1.20%         1.20%            1.20% ++        1.15%         1.15%            1.15% ++
  Expenses (before
     waiver/reimbursement)             1.72%         1.68%            2.18% ++        1.53%         1.46%            1.99% ++
Portfolio turnover rate                  79%          106%              75%             79%          106%              75%
Net assets at end of period (in
  000's)                             $  368        $  209          $    56          $2,398        $  801          $   374




                                                     CLASS C                                         CLASS I
                                     ---------------------------------------        -----------------------------------------
                                                                  APRIL 30,                                        APRIL 30,
                                                                    2008**                                           2008**
                                          YEAR ENDED               THROUGH                YEAR ENDED                THROUGH
                                          OCTOBER 31,            OCTOBER 31,              OCTOBER 31,             OCTOBER 31,
                                      2010          2009             2008             2010           2009             2008
Net asset value at beginning of
  period                             $ 7.65        $ 6.45          $ 10.00          $  7.69        $  6.47          $ 10.00
                                     ------        ------          -------          -------        -------          -------
Net investment income                  0.04          0.06             0.05 (a)         0.12           0.13             0.10 (a)
Net realized and unrealized gain
  (loss) on investments                0.83          1.24            (3.57)            0.83           1.25            (3.58)
Net realized and unrealized gain
  (loss) on foreign currency
  transactions                         0.00 ++      (0.00)++         (0.00)++          0.00 ++       (0.00)++         (0.00)++
                                     ------        ------          -------          -------        -------          -------
Total from investment operations       0.87          1.30            (3.52)            0.95           1.38            (3.48)
                                     ------        ------          -------          -------        -------          -------
Less dividends:
  From net investment income          (0.04)        (0.10)           (0.03)           (0.11)         (0.16)           (0.05)
                                     ------        ------          -------          -------        -------          -------
Redemption fee (d)                       --            --             0.00 ++(a)       0.00 ++(a)       --             0.00 ++(a)
                                     ------        ------          -------          -------        -------          -------
Net asset value at end of period     $ 8.48        $ 7.65          $  6.45          $  8.53        $  7.69          $  6.47
                                     ======        ======          =======          =======        =======          =======
Total investment return (b)           11.45%        20.56%          (35.26%)(c)       12.56%         21.74%          (34.86%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                0.49%         0.71%            1.15% ++         1.50%          2.02%            2.25% ++
  Net expenses                         1.95%         1.95%            1.95% ++         0.90%          0.90%            0.90% ++
  Expenses (before
     waiver/reimbursement)             2.47%         2.42%            2.93% ++         1.27%          1.20%            1.74% ++
Portfolio turnover rate                  79%          106%              75%              79%           106%              75%
Net assets at end of period (in
  000's)                             $  172        $  142          $    20          $42,867        $37,680          $31,662



**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  The redemption fee was discontinued as of April 1, 2010.




48    MainStay ICAP Global Fund     The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

MAINSTAY ICAP INTERNATIONAL FUND
INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                         MAINSTAY ICAP
                      INTERNATIONAL FUND
                            CLASS I         MSCI EAFE    MSCI EUROPE
                            SHARES            INDEX         INDEX
                      ------------------    ---------    -----------
10/31/00                     10000            10000         10000
                              9102             7507          7715
                              7737             6515          6645
                              9646             8276          8250
                             12415             9835         10056
                             15440            11615         11695
                             19527            14812         15402
                             24168            18502         19709
                             13703             9875         10244
                             17364            12612         13058
10/31/10                     19034            13666         14146




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                     SALES CHARGE                                            ONE YEAR    FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge          With sales charges           3.02%        2.68%
                                                                       Excluding sales charges      9.02         3.85
------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 5.5% Initial Sales Charge          With sales charges           3.28         2.81
                                                                       Excluding sales charges      9.30         3.98
------------------------------------------------------------------------------------------------------------------------
Class C Shares(4)           Maximum 1% CDSC                            With sales charges           7.20         3.07
                            if Redeemed Within One Year of Purchase    Excluding sales charges      8.20         3.07
------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                         9.62         4.27
------------------------------------------------------------------------------------------------------------------------
Class R1 Shares(4)          No Sales Charge                                                         9.48         4.15
------------------------------------------------------------------------------------------------------------------------
Class R2 Shares(4)          No Sales Charge                                                         9.06         3.88
------------------------------------------------------------------------------------------------------------------------
Class R3 Shares(4)          No Sales Charge                                                         8.85         3.61
------------------------------------------------------------------------------------------------------------------------

                                           GROSS
                                          EXPENSE
CLASS                       TEN YEARS    RATIO(2)
-------------------------------------------------
Investor Class Shares(3)      5.70%        1.62%
                              6.30         1.62
-------------------------------------------------
Class A Shares(4)             5.76         1.37
                              6.36         1.37
-------------------------------------------------
Class C Shares(4)             5.50         2.37
                              5.50         2.37
-------------------------------------------------
Class I Shares                6.65         1.13
-------------------------------------------------
Class R1 Shares(4)            6.53         1.22
-------------------------------------------------
Class R2 Shares(4)            6.26         1.47
-------------------------------------------------
Class R3 Shares(4)            5.99         1.72
-------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements. Effective August 31, 2006 ICAP International Fund was renamed MainStay ICAP International Fund. At that time, the Fund's existing no-load shares were redesignated as Class I shares.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on April 29, 2008, includes the historical performance of Class A shares through April 28, 2008, adjusted for differences in certain expenses and fees.
4. Performance figures for Class A, C, R1, R2 and R3 shares, first offered on September 1, 2006, includes the historical performance of Class I shares through August 31, 2006, adjusted for differences in certain expenses and fees for Class A, C, R1, R2 and R3 shares.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    49

BENCHMARK PERFORMANCE                                    ONE      FIVE     TEN
                                                        YEAR     YEARS    YEARS
MSCI EAFE Index(5)                                      8.36%    3.31%    3.17%
-------------------------------------------------------------------------------
MSCI Europe Index(6)                                    8.33     3.88     3.53
-------------------------------------------------------------------------------
Average Lipper International Large-Cap Core Fund(7)    10.34     2.95     2.49
-------------------------------------------------------------------------------







5. The MSCI EAFE(R) Index is an index of international stocks representing the developed world outside North America. Results assume reinvestment of all dividends and capital gains. The MSCI EAFE(R) Index is considered to be the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
6. The MSCI Europe Index is generally representative of the European market for large- to mid-capitalization stocks. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
7. The average Lipper international large-cap core fund is representative of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap core funds typically have an average price-to cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on total returns with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


50    MainStay ICAP International Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY ICAP INTERNATIONAL FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,079.80        $ 8.28         $1,017.20         $ 8.03
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,081.80        $ 6.82         $1,018.70         $ 6.61
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,076.00        $12.19         $1,013.50         $11.83
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,083.50        $ 4.99         $1,020.40         $ 4.84
-------------------------------------------------------------------------------------------------------------
CLASS R1 SHARES                     $1,000.00       $1,083.20        $ 5.51         $1,019.90         $ 5.35
-------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES                     $1,000.00       $1,080.20        $ 7.86         $1,017.60         $ 7.63
-------------------------------------------------------------------------------------------------------------
CLASS R3 SHARES                     $1,000.00       $1,079.30        $ 9.17         $1,016.40         $ 8.89
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.58% for Investor Class, 1.30% for Class A, 2.33% for Class C, 0.95% for Class I, 1.05% for Class R1, 1.50% for Class R2 and 1.75% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.





                                                   mainstayinvestments.com    51

SECTOR COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Financials                              21.5%
Industrials                             19.2
Consumer Discretionary                  12.1
Health Care                             11.1
Energy                                   8.3
Materials                                8.0
Telecommunication Services               7.0
Utilities                                5.5
Information Technology                   4.0
Short-Term Investment                    2.6
Other Assets, Less Liabilities           0.7
                                       -----
                                       100.0%
                                       =====



See Portfolio of Investments beginning on page 55 for specific holdings within these categories.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  Sanofi-Aventis
    2.  Vodafone Group PLC, Sponsored ADR
    3.  Mitsubishi Corp.
    4.  Bridgestone Corp.
    5.  TNT N.V.
    6.  Intesa Sanpaolo S.p.A.
    7.  Koninklijke KPN N.V.
    8.  BG Group PLC
    9.  GDF Suez S.A.
   10.  Credit Suisse Group A.G., Sponsored ADR





52    MainStay ICAP International Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Jerrold K. Senser, CFA, and Thomas R. Wenzel, CFA, of Institutional Capital LLC (ICAP), the Fund's Subadvisor.

HOW DID MAINSTAY ICAP INTERNATIONAL FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay ICAP International Fund returned 9.02% for Investor Class shares, 9.30% for Class A shares and 8.20% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 9.62%, Class R1 shares returned 9.48%, Class R2 shares returned 9.06% and Class R3 shares returned 8.85%. All share classes underperformed the 10.34% return of the average Lipper(1) international large-cap core fund for the 12 months ended October 31, 2010. Class C shares underperformed--and all other share classes outperformed--the 8.36% return of the MSCI EAFE(R) Index(2) over the same period. The MSCI EAFE(R) Index is the Fund's broad-based securities-market index. See page 49 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

During the reporting period, a number of key drivers affected the Fund's performance relative to the MSCI EAFE(R) Index. Both stock selection and sector weightings contributed to the Fund's overall performance relative to the Index. Stock selection was strongest in the industrials and telecommunication services sectors. In contrast, stock selection detracted from relative performance in the utilities and health care sectors.

An overweight position in industrials and an underweight position in financials added to performance in relation to the MSCI EAFE(R) Index. On the other hand, underweight positions in the consumer staples and materials sectors detracted from the Fund's performance in relation to its primary benchmark.

DURING THE REPORTING PERIOD, WHICH SECTORS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE FUND'S RELATIVE PERFORMANCE AND WHICH SECTORS WERE PARTICULARLY WEAK?

Taking weightings and total returns into account, the sectors that made the strongest positive contributions to the Fund's performance relative to the MSCI EAFE(R) Index were industrials, telecommunication services and financials. Stock selection was the primary driver in industrials and telecommunication services. An underweight position in financials sector was the key factor that added value in that sector, although stock selection was positive as well. Sectors that were particularly weak relative to the MSCI EAFE(R) Index were consumer staples, utilities and health care. An underweight position in consumer staples was the key factor in the Fund's relative performance in the sector, since consumer staples was relatively strong in the Index. Stock selection was the primary driver of relative performance in utilities and health care.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST POSITIVE CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS DETRACTED THE MOST?

Taking weightings and total returns into account, the stocks that made the strongest positive contributions to the Fund's absolute performance were global wireless carrier Vodafone, Hong Kong-based conglomerate Hutchison Whampoa and global fertilizer company Yara International. Vodafone benefited from improvements in European markets and the increasing potential for restructuring action that could enhance shareholder value. During the reporting period, Hutchison Whampoa advanced on improving results in its ports, retail and wireless businesses. Yara International performed well when high grain prices prompted farmers to increase fertilizer usage in an effort to maximize yields. This led to improved results for the company, as pricing remained strong.

Major detractors from the Fund's absolute performance included integrated oil & gas company BP, French retail and investment bank Societe Generale and water and waste management company Suez Environnement. BP's stock price fell as liability from the Gulf of Mexico oil spill weighed on the company. Societe Generale underperformed as asset write-downs continued to hurt the company's results. Suez Environnement lagged the Index as the economic downturn impaired the company's ability to increase revenue in its waste management business. We sold the Fund's positions in all three companies during the reporting period.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

During a reporting period characterized by ongoing, if somewhat restrained, economic recovery, the stock market remained volatile but continued to rebound overall. In this environment, we continued to look for stocks that had attractive valuations and specific catalysts that might trigger appreciation over a 12- to 18-month time frame.

The Fund added a position in Bridgestone, the world's largest tire supplier, during the reporting period. At the time of purchase, we believed that pent-up demand would be unleashed in both the replacement and original auto-equipment markets and might well result in improved sales growth and profit margins for the company. The Fund also added Japanese insurer Tokio Marine. We felt that stronger pricing within the insurance industry would drive better underwriting profitability for the company and could lead to share price improvements. We added Netherlands-based bank and insurer ING Groep to the Fund during the reporting period. We believed that the stock was attractively valued and that new management could help the company turn around and restructure through cost


1. See footnote on page 50 for more information about Lipper Inc.
2. See footnote on page 50 for more information on the MSCI EAFE(R) Index.

                                                   mainstayinvestments.com    53
cutting and divestitures, which should ultimately enhance the company's earnings power.

In addition to the sales already mentioned, we sold the Fund's position in Saipem, an Italian company that specializes in construction and drilling for the oil and gas industry worldwide. We also sold the Fund's holding in Pernod-Ricard, a global leader in the wine and spirits segment of the beverages industry. Saipem and Pernod-Richard were sold as they reached their respective price targets. We sold the Fund's position in Canadian telecommunications firm BCE when we found other stocks that appeared more attractive on a relative-valuation basis.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

During the reporting period, the Fund increased its sector exposures relative to the MSCI EAFE(R) Index in energy and telecommunications services. In both cases, the Fund moved from an underweight position at the beginning of the reporting period to an overweight position at the end of October 2010.

The Fund began the reporting period with an overweight position in the consumer discretionary sector relative to the MSCI EAFE(R) Index. Although we reduced the Fund's exposure to that sector, the Fund remained overweight relative to the benchmark at the end of the reporting period. The Fund reduced its exposure in the consumer staples sector to zero, reflecting our view that stock valuations in the sector were unattractively high.

HOW WAS THE FUND POSITIONED AT THE END OF OCTOBER 2010?

As of October 31, 2010, the Fund was most significantly overweight relative to the MCSI EAFE(R) Index in the industrials and health care sectors. The most significantly underweight positions relative to the Index were in consumer staples and financials. This positioning reflected our view on the prospects for the economy and the relative attractiveness of individual holdings in these sectors.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


54    MainStay ICAP International Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                   SHARES         VALUE
COMMON STOCKS 96.6%+
-------------------------------------------------------

CONSUMER DISCRETIONARY 12.1%
X  Bridgestone Corp.            1,658,000  $ 29,731,503
British Sky Broadcasting
  Group PLC                     1,653,500    18,718,628
Genting Berhad                  2,303,900     7,730,264
Nissan Motor Co., Ltd.          2,349,000    20,725,612
Sands China, Ltd. (a)           6,474,100    14,065,324
TUI Travel PLC                  3,828,600    12,950,480
                                           ------------
                                            103,921,811
                                           ------------

ENERGY 8.3%
X  BG Group PLC                 1,312,500    25,563,006
Petroleo Brasileiro S.A.,
  ADR (b)                         425,000    14,501,000
Repsol YPF, S.A.                  654,600    18,153,116
Total S.A.                        235,900    12,819,475
                                           ------------
                                             71,036,597
                                           ------------

FINANCIALS 21.4%
AIA Group, Ltd. (a)               962,800     2,869,302
Cheung Kong Holdings, Ltd.        696,300    10,626,969
China Construction Bank
  Corp. Class H                12,414,200    11,835,632
X  Credit Suisse Group A.G.,
  Sponsored ADR (b)               595,000    24,692,500
Erste Group Bank A.G.             292,550    13,204,559
Hong Kong Exchanges and
  Clearing, Ltd.                  218,150     4,801,341
ING Groep N.V. (a)              1,626,600    17,364,128
X  Intesa Sanpaolo S.p.A.       7,592,450    26,708,529
Mitsubishi Estate Co., Ltd.       996,800    17,465,987
Standard Chartered PLC            388,650    11,243,818
Tokio Marine Holdings, Inc.       786,850    22,176,908
UBS A.G. (a)                    1,200,450    20,323,659
                                           ------------
                                            183,313,332
                                           ------------

HEALTH CARE 11.1%
Bayer A.G.                        258,500    19,291,421
GlaxoSmithKline PLC             1,258,750    24,627,073
Novartis A.G.                     252,000    14,609,623
X  Sanofi-Aventis                 519,950    36,313,582
                                           ------------
                                             94,841,699
                                           ------------

INDUSTRIALS 19.2%
ABB, Ltd. (a)                   1,096,700    22,713,019
China Communications
  Construction Co., Ltd.
  Class H                       9,028,850     8,619,705
Hutchison Whampoa, Ltd.         2,489,500    24,569,811
KOMATSU, Ltd.                     690,550    16,922,637
X  Mitsubishi Corp.             1,260,200    30,303,057
Siemens A.G.                      190,250    21,733,960
Sime Darby Berhad               4,410,150    12,515,386
X  TNT N.V.                     1,021,813    27,163,245
                                           ------------
                                            164,540,820
                                           ------------

INFORMATION TECHNOLOGY 4.0%
HOYA Corp.                        922,650    21,578,567
SAP A.G.                          246,750    12,868,197
                                           ------------
                                             34,446,764
                                           ------------

MATERIALS 8.0%
Anglo American PLC                312,000    14,538,066
Barrick Gold Corp.                435,100    20,923,959
Holcim, Ltd.                      286,950    17,889,724
Yara International A.S.A.         287,250    15,106,546
                                           ------------
                                             68,458,295
                                           ------------

TELECOMMUNICATION SERVICES 7.0%
X  Koninklijke KPN N.V.         1,541,800    25,750,528
X  Vodafone Group PLC,
  Sponsored ADR (b)             1,243,400    34,205,934
                                           ------------
                                             59,956,462
                                           ------------

UTILITIES 5.5%
Energias de Portugal S.A.       5,853,700    22,396,598
X  GDF Suez S.A.                  629,800    25,139,617
                                           ------------
                                             47,536,215
                                           ------------
Total Common Stocks
  (Cost $730,240,186)                       828,051,995
                                           ------------


                                   NUMBER
                                OF RIGHTS
RIGHTS 0.1%
-------------------------------------------------------

FINANCIALS 0.1%
Banco Santander S.A.
  Expires 11/5/10 (a)             596,075        98,725
Standard Chartered PLC
  Expires 11/5/10 (a)              48,581       409,069
                                           ------------
Total Rights
  (Cost $99,827)                                507,794
                                           ------------




+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              55

                                PRINCIPAL
                                   AMOUNT         VALUE
SHORT-TERM INVESTMENT 2.6%
-------------------------------------------------------

REPURCHASE AGREEMENT 2.6%
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $22,735,634
  (Collateralized by a
  United States Treasury
  Note with a rate of 3.125%
  and a maturity date of
  4/30/17, with a Principal
  Amount of $21,155,000 and
  a Market Value of
  $23,194,342)                $22,735,615  $ 22,735,615
                                           ------------
Total Short-Term Investment
  (Cost $22,735,615)                         22,735,615
                                           ------------
Total Investments
  (Cost $753,075,628) (c)            99.3%  851,295,404
Other Assets, Less
  Liabilities                         0.7     6,081,020
                              -----------  ------------

Net Assets                          100.0% $857,376,424
                              ===========  ============





(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c)  At October 31, 2010, cost is $768,451,989
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation     $109,827,735
Gross unrealized depreciation      (26,984,320)
                                  ------------
Net unrealized appreciation       $ 82,843,415
                                  ============



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
Common Stocks                                      $828,051,995  $        --      $     --  $828,051,995
Rights                                                  507,794           --            --       507,794
Short-Term Investment
  Repurchase Agreement                                       --   22,735,615            --    22,735,615
                                                   ------------  -----------      --------  ------------
Total Investments in Securities                    $828,559,789  $22,735,615           $--  $851,295,404
                                                   ============  ===========      ========  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


56    MainStay ICAP International Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

The table below sets forth the diversification of the ICAP International Fund investments by country.

COUNTRY COMPOSITION (UNAUDITED)

                                       VALUE  PERCENT
Austria                         $ 13,204,559     1.6%
Brazil                            14,501,000     1.7
Canada                            20,923,959     2.4
Cayman Islands                    14,065,324     1.6
China                             20,455,337     2.4
France                            74,272,674     8.6
Germany                           53,893,578     6.3
Hong Kong                         42,867,423     5.0
Italy                             26,708,529     3.1
Japan                            158,904,271    18.5
Malaysia                          20,245,650     2.4
Netherlands                       70,277,901     8.2
Norway                            15,106,546     1.8
Portugal                          22,396,598     2.6
Spain                             18,251,841     2.1
Switzerland                      100,228,525    11.7
United Kingdom                   142,256,074    16.7
United States                     22,735,615     2.6
                                ------------   -----
                                 851,295,404    99.3
Other Assets, Less Liabilities     6,081,020     0.7
                                ------------   -----
Net Assets                      $857,376,424   100.0%
                                ============   =====





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              57

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
---------------------------------------------------
Investment in securities, at value
  (identified cost $753,075,628)      $ 851,295,404
Cash denominated in foreign
  currencies (identified cost $85)               85
Receivables:
  Investment securities sold              3,779,290
  Dividends and interest                  2,263,180
  Fund shares sold                        1,980,932
Other assets                                 60,182
                                      -------------
     Total assets                       859,379,073
                                      -------------

LIABILITIES
---------------------------------------------------
Payables:
  Fund shares redeemed                    1,068,627
  Manager (See Note 3)                      480,148
  Transfer agent (See Note 3)               264,654
  NYLIFE Distributors (See Note 3)           68,797
  Shareholder communication                  53,755
  Professional fees                          38,812
  Custodian                                  24,583
  Trustees                                    1,880
Accrued expenses                              1,393
                                      -------------
     Total liabilities                    2,002,649
                                      -------------
Net assets                            $ 857,376,424
                                      =============

COMPOSITION OF NET ASSETS
---------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $      29,337
Additional paid-in capital              998,501,474
                                      -------------
                                        998,530,811
Undistributed net investment income       1,913,592
Accumulated net realized loss on
  investments and foreign currency
  transactions                         (241,371,842)
Net unrealized appreciation on
  investments                            98,219,776
Net unrealized appreciation on
  translation of other assets and
  liabilities in foreign currencies          84,087
                                      -------------
Net assets                            $ 857,376,424
                                      =============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $  10,343,340
                                      =============
Shares of beneficial interest
  outstanding                               354,826
                                      =============
Net asset value per share
  outstanding                         $       29.15
Maximum sales charge (5.50% of
  offering price)                              1.70
                                      -------------
Maximum offering price per share
  outstanding                         $       30.85
                                      =============
CLASS A
Net assets applicable to outstanding
  shares                              $ 193,508,441
                                      =============
Shares of beneficial interest
  outstanding                             6,631,914
                                      =============
Net asset value per share
  outstanding                         $       29.18
Maximum sales charge (5.50% of
  offering price)                              1.70
                                      -------------
Maximum offering price per share
  outstanding                         $       30.88
                                      =============
CLASS C
Net assets applicable to outstanding
  shares                              $  15,538,381
                                      =============
Shares of beneficial interest
  outstanding                               538,241
                                      =============
Net asset value and offering price
  per share outstanding               $       28.87
                                      =============
CLASS I
Net assets applicable to outstanding
  shares                              $ 587,672,585
                                      =============
Shares of beneficial interest
  outstanding                            20,083,688
                                      =============
Net asset value and offering price
  per share outstanding               $       29.26
                                      =============
CLASS R1
Net assets applicable to outstanding
  shares                              $     949,252
                                      =============
Shares of beneficial interest
  outstanding                                32,491
                                      =============
Net asset value and offering price
  per share outstanding               $       29.22
                                      =============
CLASS R2
Net assets applicable to outstanding
  shares                              $  39,156,031
                                      =============
Shares of beneficial interest
  outstanding                             1,343,556
                                      =============
Net asset value and offering price
  per share outstanding               $       29.14
                                      =============
CLASS R3
Net assets applicable to outstanding
  shares                              $  10,208,394
                                      =============
Shares of beneficial interest
  outstanding                               351,953
                                      =============
Net asset value and offering price
  per share outstanding               $       29.01
                                      =============





58    MainStay ICAP International Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividends (a)                       $20,251,773
  Interest                                 13,761
                                      -----------
     Total income                      20,265,534
                                      -----------
EXPENSES
  Manager (See Note 3)                  6,121,889
  Transfer agent (See Note 3)           1,545,662
  Distribution/Service--Investor
     Class (See Note 3)                    25,247
  Distribution/Service--Class A (See
     Note 3)                              427,325
  Distribution/Service--Class C (See
     Note 3)                              172,585
  Distribution/Service--Class R2
     (See Note 3)                          82,335
  Distribution/Service--Class R3
     (See Note 3)                          40,362
  Custodian                               334,113
  Professional fees                       174,670
  Shareholder communication               154,582
  Registration                            117,501
  Shareholder service (See Note 3)         41,976
  Trustees                                 26,145
  Miscellaneous                            53,003
                                      -----------
     Total expenses before
       waiver/reimbursement             9,317,395
  Expense waiver/reimbursement from
     Manager (See Note 3)                (930,695)
                                      -----------
     Net expenses                       8,386,700
                                      -----------
Net investment income                  11,878,834
                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
-------------------------------------------------
Net realized gain (loss) on:
  Security transactions                15,539,931
  Foreign currency transactions           (14,220)
                                      -----------
Net realized gain on investments and
  foreign currency transactions        15,525,711
                                      -----------
Net change in unrealized
  appreciation (depreciation) on:
  Investments                          46,196,412
  Translation of other assets and
     liabilities in foreign
     currencies                            80,896
                                      -----------
Net change in unrealized
  appreciation (depreciation) on
  investments and foreign currency
  transactions                         46,277,308
                                      -----------
Net realized and unrealized gain on
  investments and foreign currency
  transactions                         61,803,019
                                      -----------
Net increase in net assets resulting
  from operations                     $73,681,853
                                      ===========




(a) Dividends recorded net of foreign withholding taxes in the amount of $1,855,434.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010           2009
INCREASE IN NET ASSETS
----------------------------------------------------------
Operations:
 Net investment income        $  11,878,834  $  13,132,464
 Net realized gain (loss)
  on investments and
  foreign currency
  transactions                   15,525,711   (159,878,463)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and foreign
  currency transactions          46,277,308    278,129,831
                              ----------------------------
 Net increase in net assets
  resulting from operations      73,681,853    131,383,832
                              ----------------------------
Dividends to shareholders:
 From net investment
  income:
    Investor Class                 (101,486)      (292,614)
    Class A                      (2,132,770)    (2,743,928)
    Class C                         (99,591)      (426,524)
    Class I                      (7,860,592)   (15,483,286)
    Class R1                        (11,721)       (17,537)
    Class R2                       (372,208)      (527,311)
    Class R3                        (85,219)       (85,060)
                              ----------------------------
 Total dividends to
     shareholders               (10,663,587)   (19,576,260)
                              ----------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        296,689,793    234,821,866
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends       9,730,325     17,612,157
 Cost of shares redeemed
  (a)                          (202,136,391)  (175,793,428)
                              ----------------------------
    Increase in net assets
     derived from capital
     share transactions         104,283,727     76,640,595
                              ----------------------------
    Net increase in net
     assets                     167,301,993    188,448,167
NET ASSETS
----------------------------------------------------------
Beginning of year               690,074,431    501,626,264
                              ----------------------------
End of year                   $ 857,376,424  $ 690,074,431
                              ============================
Undistributed net investment
 income at end of year        $   1,913,592  $     712,565
                              ============================




(a) Cost of shares redeemed net of redemption fees of $15,391 for the year ended October 31, 2010 and $46,772 for the year ended October 31, 2009 (See Note 2(L)).


60    MainStay ICAP International Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              61

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                   INVESTOR CLASS
                                     -----------------------------------------
                                                                    APRIL 29,
                                                                      2008**
                                                                     THROUGH
                                     YEAR ENDED OCTOBER 31,        OCTOBER 31,
                                       2010           2009             2008
Net asset value at beginning of
  period                             $ 27.05        $ 22.19          $ 36.83
                                     -------        -------          -------
Net investment income                   0.29 (a)       0.49 (a)         0.47 (a)
Net realized and unrealized gain
  (loss) on investments                 2.09           5.13           (14.56)
Net realized and unrealized gain
  (loss) on foreign currency
  transactions                          0.00 ++       (0.01)           (0.01)
                                     -------        -------          -------
Total from investment operations        2.38           5.61           (14.10)
                                     -------        -------          -------
Less dividends and distributions:
  From net investment income           (0.28)         (0.75)           (0.54)
  From net realized gain on
     investments                          --             --               --
                                     -------        -------          -------
Total dividends and distributions      (0.28)         (0.75)           (0.54)
                                     -------        -------          -------
Redemption fee (e)                      0.00 ++(a)     0.00 ++(a)       0.00 ++(a)
                                     -------        -------          -------
Net asset value at end of period     $ 29.15        $ 27.05          $ 22.19
                                     =======        =======          =======
Total investment return (b)             9.02%         25.99%          (38.80%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 1.07%          2.14%            2.96% ++
  Net expenses                          1.55%          1.38%            1.24% ++
  Expenses (before
     waiver/reimbursement)              1.55%          1.62%            1.49% ++
Portfolio turnover rate                   80%            96%              79%
Net assets at end of period (in
  000's)                             $10,343        $10,373          $ 8,674




                                                                       CLASS C
                                        ---------------------------------------------------------------------
                                                                 JANUARY 1,                      SEPTEMBER 1,
                                                                  2008***                           2006**
                                         YEAR ENDED OCTOBER       THROUGH        YEAR ENDED         THROUGH
                                                31,             OCTOBER 31,     DECEMBER 31,     DECEMBER 31,
                                          2010        2009          2008            2007             2006
Net asset value at beginning of
  period                                $ 26.87     $ 22.02       $ 38.04          $ 39.03          $37.00
                                        -------     -------       -------          -------          ------
Net investment income                      0.08 (a)    0.29 (a)      0.54 (a)         0.25 (a)       (0.09)(a)
Net realized and unrealized gain
  (loss) on investments                    2.09        5.13        (16.12)            3.66            3.56
Net realized and unrealized gain
  (loss) on foreign currency
  transactions                             0.00 ++    (0.01)        (0.01)              --              --
                                        -------     -------       -------          -------          ------
Total from investment operations           2.17        5.41        (15.59)            3.91            3.47
                                        -------     -------       -------          -------          ------
Less dividends and distributions:
  From net investment income              (0.17)      (0.56)        (0.43)           (0.48)          (0.74)
  From net realized gain on
     investments                             --          --            --            (4.42)          (0.70)
                                        -------     -------       -------          -------          ------
Total dividends and distributions         (0.17)      (0.56)        (0.43)           (4.90)          (1.44)
                                        -------     -------       -------          -------          ------
Redemption fee (e)                         0.00 ++(a)  0.00 ++(a)    0.00 ++(a)       0.00 ++(a)      0.00 ++(a)
                                        -------     -------       -------          -------          ------
Net asset value at end of period        $ 28.87     $ 26.87       $ 22.02          $ 38.04          $39.03
                                        =======     =======       =======          =======          ======
Total investment return (b)                8.20%      25.06%       (41.39%)(c)       10.35%           9.44%(c)(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                    0.31%       1.30%         1.98% ++         0.60%          (0.69%)++
  Net expenses                             2.29%       2.13%         1.96% ++         1.90%           1.90% ++
  Expenses (before
     waiver/reimbursement)                 2.29%       2.37%         2.17% ++         2.08%           2.22% ++(d)
Portfolio turnover rate                      80%         96%           79%             109%            155%
Net assets at end of period (in
  000's)                                $15,538     $19,244       $19,586          $32,652          $7,266



**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and Class R3 shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  Includes nonrecurring reimbursements from affiliates for IRS interest charge.
     If these nonrecurring reimbursements had not been made, the total investment return would have been 9.71%, 9.41%, 24.23%, 9.76%, 9.69% and 9.58% for Class
     A, Class C, Class I, Class R1, Class R2 and Class R3 shares, respectively, for the period ending December 31, 2006.
(e)  The redemption fee was discontinued on April 1, 2010.
(f)  The redemption fees have been reclassified from net realized and unrealized gain on investments to a separate line, "redemption fee", to conform to the current year presentation.




62    MainStay ICAP International Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                          CLASS A
              ----------------------------------------------------------------------------------------------
                                                   JANUARY 1,                                   SEPTEMBER 1,
                                                     2008***                                       2006**
                      YEAR ENDED                     THROUGH              YEAR ENDED              THROUGH
                     OCTOBER 31,                  OCTOBER 31,           DECEMBER 31,           DECEMBER 31,
                2010              2009                2008                   2007                   2006
              $  27.05          $  22.19             $ 38.22               $  39.09               $ 37.00
              --------          --------             -------               --------               -------
                  0.37 (a)          0.50 (a)            0.77 (a)               0.57 (a)              0.00 ++(a)
                  2.07              5.19              (16.22)                  3.67                  3.58

                  0.00 ++          (0.01)              (0.01)                    --                    --
              --------          --------             -------               --------               -------
                  2.44              5.68              (15.46)                  4.24                  3.58
              --------          --------             -------               --------               -------

                 (0.31)            (0.82)              (0.57)                 (0.69)                (0.79)
                    --                --                  --                  (4.42)                (0.70)
              --------          --------             -------               --------               -------
                 (0.31)            (0.82)              (0.57)                 (5.11)                (1.49)
              --------          --------             -------               --------               -------
                  0.00 ++(a)        0.00 ++(a)          0.00 ++(a)             0.00 ++(a)            0.00 ++(a)
              --------          --------             -------               --------               -------
              $  29.18          $  27.05             $ 22.19               $  38.22               $ 39.09
              ========          ========             =======               ========               =======
                  9.30%            26.36%             (40.97%)(c)             11.20%                 9.74%(c)(d)

                  1.36%             2.13%               2.78% ++               1.36%                 0.04%++
                  1.30%             1.14%               1.10% ++               1.15%                 1.15%++
                  1.36%             1.37%               1.31% ++               1.33%                 1.47%++(d)
                    80%               96%                 79%                   109%                  155%
              $193,508          $138,355             $73,122               $121,098               $20,516



                                                              CLASS I
              ------------------------------------------------------------------------------------------------------
                                                   JANUARY 1,
                                                     2008***
                      YEAR ENDED                     THROUGH
                     OCTOBER 31,                  OCTOBER 31,                     YEAR ENDED DECEMBER 31,
                2010              2009                2008                2007              2006              2005
              $  27.12          $  22.25            $  38.26            $  39.10          $  32.89          $  30.18
              --------          --------            --------            --------          --------          --------
                  0.46 (a)          0.60 (a)            0.87 (a)            0.78 (a)          0.77 (a)          0.55
                  2.08              5.15              (16.26)               3.59              7.16              5.20 (f)

                  0.00 ++          (0.01)              (0.01)                 --                --                --
              --------          --------            --------            --------          --------          --------
                  2.54              5.74              (15.40)               4.37              7.93              5.75
              --------          --------            --------            --------          --------          --------

                 (0.40)            (0.87)              (0.61)              (0.79)            (1.03)            (0.54)
                    --                --                  --               (4.42)            (0.70)            (2.50)
              --------          --------            --------            --------          --------          --------
                 (0.40)            (0.87)              (0.61)              (5.21)            (1.73)            (3.04)
              --------          --------            --------            --------          --------          --------
                  0.00 ++(a)        0.00 ++(a)          0.00 ++(a)          0.00 ++(a)        0.01 (a)          0.00 ++(f)
              --------          --------            --------            --------          --------          --------
              $  29.26          $  27.12            $  22.25            $  38.26          $  39.10          $  32.89
              ========          ========            ========            ========          ========          ========
                  9.62%            26.71%             (40.81%)(c)          11.52%            24.30%(d)         19.15%

                  1.70%             2.59%               3.12% ++            1.86%             2.09%             2.05%
                  0.95%             0.85%               0.80% ++            0.80%             0.80%             0.80%
                  1.11%             1.13%               1.01% ++            0.98%             1.01%(d)          1.12%
                    80%               96%                 79%                109%              155%              139%
              $587,673          $487,411            $389,517            $753,984          $568,662          $179,787




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              63

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                      CLASS R1
                                        ---------------------------------------------------------------------
                                                               JANUARY 1,                       SEPTEMBER 1,
                                                                2008***                            2006**
                                            YEAR ENDED           THROUGH        YEAR ENDED         THROUGH
                                           OCTOBER 31,        OCTOBER 31,      DECEMBER 31,     DECEMBER 31,
                                         2010       2009          2008             2007              2006
Net asset value at beginning of
  period                                $27.07     $22.22        $ 38.23          $39.08            $37.00
                                        ------     ------        -------          ------            ------
Net investment income                     0.40 (a)   0.59 (a)       0.82 (a)        0.47 (a)          0.13 (a)
Net realized and unrealized gain
  (loss) on investments                   2.10       5.12         (16.22)           3.86              3.46
Net realized and unrealized gain
  (loss) on foreign currency
  transactions                            0.00 ++   (0.01)         (0.01)             --                --
                                        ------     ------        -------          ------            ------
Total from investment operations          2.50       5.70         (15.41)           4.33              3.59
                                        ------     ------        -------          ------            ------
Less dividends and distributions:
  From net investment income             (0.35)     (0.85)         (0.60)          (0.76)            (0.81)
  From net realized gain on
     investments                            --         --             --           (4.42)            (0.70)
                                        ------     ------        -------          ------            ------
Total dividends and distributions        (0.35)     (0.85)         (0.60)          (5.18)            (1.51)
                                        ------     ------        -------          ------            ------
Redemption fee (e)                        0.00 ++(a) 0.00 ++(a)     0.00 ++(a)      0.00 ++(a)        0.00 ++(a)
                                        ------     ------        -------          ------            ------
Net asset value at end of period        $29.22     $27.07        $ 22.22          $38.23            $39.08
                                        ======     ======        =======          ======            ======
Total investment return (b)               9.48%     26.56%        (40.89%)(c)      11.41%             9.78%(c)(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                   1.47%      2.54%          2.95% ++        1.12%             1.04%++
  Net expenses                            1.10%      0.99%          0.90% ++        0.90%             0.90%++
  Expenses (before
     waiver/reimbursement)                1.21%      1.22%          1.11% ++        1.08%             1.22%++(d)
Portfolio turnover rate                     80%        96%            79%            109%              155%
Net assets at end of period (in
  000's)                                $  949     $  675        $   170          $  418            $   27



                                                                        CLASS R3
                                        -----------------------------------------------------------------------
                                                                JANUARY 1,                        SEPTEMBER 1,
                                                                 2008***                             2006**
                                            YEAR ENDED            THROUGH         YEAR ENDED         THROUGH
                                           OCTOBER 31,         OCTOBER 31,      DECEMBER 31,      DECEMBER 31,
                                          2010       2009          2008              2007              2006
Net asset value at beginning of
  period                                $ 26.95     $22.13        $ 38.13           $39.06            $37.00
                                        -------     ------        -------           ------            ------
Net investment income                      0.25 (a)   0.39 (a)       0.75 (a)         0.21 (a)          0.07 (a)
Net realized and unrealized gain
  (loss) on investments                    2.08       5.19         (16.24)            3.89              3.45
Net realized and unrealized gain
  (loss) on foreign currency
  transactions                             0.00 ++   (0.01)         (0.01)              --                --
                                        -------     ------        -------           ------            ------
Total from investment operations           2.33       5.57         (15.50)            4.10              3.52
                                        -------     ------        -------           ------            ------
Less dividends and distributions:
  From net investment income              (0.27)     (0.75)         (0.50)           (0.61)            (0.76)
  From net realized gain on
     investments                             --         --             --            (4.42)            (0.70)
                                        -------     ------        -------           ------            ------
Total dividends and distributions         (0.27)     (0.75)         (0.50)           (5.03)            (1.46)
                                        -------     ------        -------           ------            ------
Redemption fee (e)                         0.00 ++(a) 0.00 ++(a)     0.00 ++(a)       0.00 ++(a)          --
                                        -------     ------        -------           ------            ------
Net asset value at end of period        $ 29.01     $26.95        $ 22.13           $38.13            $39.06
                                        =======     ======        =======           ======            ======
Total investment return (b)                8.85%     25.87%        (41.11%)(c)       10.82%             9.60%(c)(d)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                    0.91%      1.60%          2.77% ++         0.49%             0.55%++
  Net expenses                             1.71%      1.54%          1.40% ++         1.40%             1.40%++
  Expenses (before
     waiver/reimbursement)                 1.71%      1.72%          1.62% ++         1.58%             1.72%++(d)
Portfolio turnover rate                      80%        96%            79%             109%              155%
Net assets at end of period (in
  000's)                                $10,208     $6,536        $ 1,112           $  289            $   27



**   Commencement of operations.
***  The Fund changed its fiscal year end from December 31 to October 31.
++   Annualized.
++   Less than one cent per share.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and Class R3 shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  Includes nonrecurring reimbursements from affiliates for IRS interest charge.
     If these nonrecurring reimbursements had not been made, the total investment return would have been 9.71%, 9.41%, 24.23%, 9.76%, 9.69% and 9.58% for Class
     A, Class C, Class I, Class R1, Class R2 and Class R3 shares, respectively, for the period ending December 31, 2006.
(e)  The redemption fee was discontinued on April 1, 2010.




64    MainStay ICAP International Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                CLASS R2
------------------------------------------------------------------------
                             JANUARY 1,                    SEPTEMBER 1,
                              2008***                         2006**
          YEAR ENDED          THROUGH       YEAR ENDED        THROUGH
          OCTOBER 31,       OCTOBER 31,    DECEMBER 31,    DECEMBER 31,
        2010       2009         2008           2007             2006

      $ 27.05    $ 22.18      $ 38.20         $ 39.08          $37.00
      -------    -------      -------         -------          ------
         0.32 (a)   0.44 (a)     0.74 (a)        0.35 (a)       (0.03)(a)
         2.07       5.23       (16.20)           3.88            3.61

         0.00 ++   (0.01)       (0.01)             --              --
      -------    -------      -------         -------          ------
         2.39       5.66       (15.47)           4.23            3.58
      -------    -------      -------         -------          ------

        (0.30)     (0.79)       (0.55)          (0.69)          (0.80)
           --         --           --           (4.42)          (0.70)
      -------    -------      -------         -------          ------
        (0.30)     (0.79)       (0.55)          (5.11)          (1.50)
      -------    -------      -------         -------          ------
         0.00 ++(a) 0.00 ++(a)   0.00 ++(a)      0.00 ++(a)      0.00 ++(a)
      -------    -------      -------         -------          ------
      $ 29.14    $ 27.05      $ 22.18         $ 38.20          $39.08
      =======    =======      =======         =======          ======
         9.06%     26.27%      (41.00%)(c)      11.16%           9.72% (c)(d)

         1.17%      1.84%        2.72% ++        0.83%          (0.20%)++
         1.46%      1.27%        1.15% ++        1.15%           1.15% ++
         1.46%      1.47%        1.36% ++        1.33%           1.47% ++(d)
           80%        96%          79%            109%            155%
      $39,156    $27,480      $ 9,445         $12,816          $2,533




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              65

NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009 and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds" and each individually, referred to as a "Fund"). These financial statements and notes relate to the MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund, MainStay ICAP Global Fund and MainStay ICAP International Fund and (collectively referred to as the "ICAP Funds" and each individually referred to as an "ICAP Fund"). Each is a diversified fund. Each ICAP Fund is the successor of a series of ICAP Funds, Inc. with the same name (each a "Predecessor Fund"). The reorganizations of the Predecessor Funds with and into the respective ICAP Funds occurred on February 26, 2010. All information regarding and references to periods prior to February 26, 2010 relate to the respective Predecessor Fund.

The ICAP Funds commenced operations on the dates indicated below:

 COMMENCEMENT
 OF OPERATIONS     FUNDS
April 30, 2008     MainStay ICAP Global Fund
-----------------------------------------------------------
December 31, 1997  MainStay ICAP Select Equity Fund,
                   MainStay ICAP International Fund
-----------------------------------------------------------
December 31, 1994  MainStay ICAP Equity Fund
-----------------------------------------------------------



The MainStay ICAP Equity Fund and MainStay ICAP International Fund offer seven classes of shares: Investor Class, Class A, Class C, Class I, Class R1, Class R2 and Class R3 shares. Each of these share classes, other than Class I and Investor Class shares, commenced operations on September 1, 2006. Class I shares commenced operations (under a former designation) on December 31, 1994 for MainStay ICAP Equity Fund and on December 31, 1997 for MainStay ICAP International Fund. Investor Class shares commenced operations on April 29, 2008 for MainStay ICAP Equity Fund and MainStay ICAP International Fund.

The MainStay ICAP Global Fund offers four classes of shares: Investor Class, Class A, Class C and Class I shares. All share classes of the MainStay ICAP Global Fund commenced operations on April 30, 2008.

The MainStay ICAP Select Equity Fund offers eight classes of shares: Investor Class, Class A, Class B, Class C, Class I, Class R1, Class R2 and Class R3 shares.

For the MainStay ICAP Select Equity Fund, each of these share classes, other than Class I and Investor Class shares, commenced operations on September 1, 2006. Class I shares commenced operations on December 31, 1997 (under a former designation) and Investor Class shares commenced operations on April 29, 2008. The MainStay ICAP Select Equity Fund is the only ICAP Fund that offers Class B shares. Class B shares for MainStay ICAP Select Equity Fund commenced operations on November 13, 2009.

Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered at NAV without an initial sales charge, although a declining CDSC may be imposed on redemptions made within six years of purchase of Class B shares and a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1, Class R2 and Class R3 shares are offered at NAV without imposition of a front-end sales charge or a CDSC. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. Each class of shares has the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that the classes are subject to different distribution and/or service fee rates. Investor Class, Class B, Class A, Class C, Class R2 and Class R3 shares each bear distribution and/or service fee payments under distribution and service plans pursuant to Rule 12b-1 under the 1940 Act. Class R1, Class R2 and Class R3 shares are authorized to pay a shareholder service fee to New York Life Investment Management LLC, its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 or Class R3 shares. This is in addition to any fees paid under a distribution plain, where applicable.

The ICAP Fund's investment objectives are as follows:

The MAINSTAY ICAP EQUITY FUND seeks a superior total return with only a moderate degree of risk.

The MAINSTAY ICAP SELECT EQUITY FUND seeks a superior total return.

The MAINSTAY ICAP GLOBAL FUND seeks a superior total return.

The MAINSTAY ICAP INTERNATIONAL FUND seeks a superior total return with income as a secondary objective.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The ICAP Funds prepare their financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the ICAP Funds are open for business ("valuation date").

"Fair value" is defined as the price that the ICAP Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model

66    MainStay ICAP Funds
and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the ICAP Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the ICAP Funds to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The ICAP Funds may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the ICAP Funds' investments is included at the end of each ICAP Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the ICAP Funds' Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the ICAP Funds' Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the ICAP Funds did not hold securities that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the ICAP Funds principally trade, and the time at which the ICAP Funds' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the ICAP Funds' Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the ICAP Funds' policies and procedures and are generally categorized as Level 2 in the hierarchy. At October 31, 2010, foreign equity securities held by the ICAP Funds were not fair valued.

The ICAP Funds adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the ICAP Funds to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the ICAP Funds separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The ICAP Funds recognize transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.

(B) FEDERAL INCOME TAXES. Each of the ICAP Funds is treated as a separate entity for federal income tax purposes. The ICAP Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable

                                                   mainstayinvestments.com    67
income to the shareholders of each ICAP Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Investment income received by the ICAP Funds from foreign sources may be subject to foreign income taxes. These foreign income taxes are generally withheld at the source.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the ICAP Funds' tax positions taken on federal income tax returns for all open tax years (current and prior three tax years with the exception of MainStay ICAP Global Fund which is current and prior 2 tax years), and has concluded that no provision for federal income tax is required in the ICAP Funds' financial statements. The ICAP Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly for the MainStay ICAP Equity Fund and MainStay ICAP Select Equity Fund, to the extent that income is available. For the MainStay ICAP Global Fund and MainStay ICAP International Fund, income dividends are normally paid less frequently, typically on a semi-annual or annual basis. Distributions from net realized capital gains, if any, are declared and paid annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the respective ICAP Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The ICAP Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than Short-Term Investments, for the ICAP Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of the ICAP Funds are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual ICAP Funds in proportion to the net assets of the respective ICAP Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by each ICAP Fund, including those of related parties to the ICAP Funds, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) RECLASSIFICATION. Certain prior year amounts have been reclassified to conform with the current year presentation.

(H) REPURCHASE AGREEMENTS. The ICAP Funds may enter into repurchase agreements to earn income. The ICAP Funds may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor to be creditworthy, pursuant to guidelines established by the ICAP Funds' Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the ICAP Funds invest in repurchase agreements, the ICAP Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the ICAP Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the respective ICAP Fund.

(I) FOREIGN CURRENCY TRANSACTIONS. The books and records of the ICAP Funds are kept in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling exchange rates last quoted by any major U.S. bank at the following dates:

(i) market value of investment securities, other assets and liabilities--at the valuation date, and

(ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the ICAP Funds' books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and

68    MainStay ICAP Funds
liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses. (See Note 5.)

(J) SECURITIES LENDING. In order to realize additional income, the ICAP Funds may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the ICAP Funds do engage in securities lending, the ICAP Funds will lend through their custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the ICAP Funds' cash collateral in accordance with the Lending Agreement between the ICAP Funds and State Street, and indemnify the ICAP Funds' portfolios against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The ICAP Funds may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The ICAP Funds may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The ICAP Funds will receive compensation for lending their securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The ICAP Funds also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the ICAP Funds.

Although the ICAP Funds and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the ICAP Funds and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The ICAP Funds had no portfolio securities on loan as of October 31, 2010.

(K) RIGHTS/WARRANTS. A right is a certificate that permits the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. A warrant is an instrument that entitles the holder to buy an equity security at a specific price for a specific period of time. The ICAP Funds enter into rights and warrants when securities are acquired through a corporate action. With respect to warrants in international markets, the securities are only purchased when the underlying security can not be purchased due to the many restrictions an industry and/or country might place on foreign investors. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.

There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The ICAP Funds could also lose the entire value of the investment in warrants if the warrant is not exercised by the date of its expiration. The securities are sold as soon as the opportunity becomes available. The ICAP Funds are exposed to risk until each sale is completed.

(L) REDEMPTION FEE. Prior to April 1, 2010, the MainStay ICAP Global Fund and MainStay ICAP International Fund imposed a 2.00% redemption fee on redemptions (including exchanges) of ICAP Fund shares made within 60 days of their date of purchase for any class. The redemption fee was designed to offset brokerage commissions and other costs associated with short-term trading and was not assessed on the shares acquired through the reinvestment of dividends or distributions paid by the ICAP Fund. The redemption fees are included in the Statement of Changes in Net Assets and are retained by these ICAP Funds.

(M) CONCENTRATION OF RISK. The ICAP Funds may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets.

(N) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the ICAP Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The ICAP Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ICAP Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the ICAP Funds.

(O) QUANTITATIVE DISCLOSURE OF DERIVATIVE HOLDINGS. The following tables show additional disclosures about the ICAP Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the ICAP Funds' financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.

MAINSTAY ICAP GLOBAL FUND

Fair value of derivatives as of October 31, 2010:

ASSET DERIVATIVES

                               STATEMENT OF
                                 ASSETS AND     EQUITY
                                LIABILITIES  CONTRACTS
                                   LOCATION       RISK    TOTAL
                             Investments in
Rights                 securities, at value    $13,239  $13,239
                                             ------------------
Total Fair Value                               $13,239  $13,239
                                             ==================





                                                   mainstayinvestments.com    69

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2010 is as follows:

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

                               STATEMENTS OF     EQUITY
                                  OPERATIONS  CONTRACTS
                                    LOCATION       RISK    TOTAL
                               Net change in
                                  unrealized
                                appreciation
                           (depreciation) on
Rights                 security transactions    $10,597  $10,597
                                              ------------------
Total Change in
  Unrealized
  Appreciation
  (Depreciation)                                $10,597  $10,597
                                              ==================



NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                     EQUITY
                                  CONTRACTS
                                       RISK   TOTAL
Rights (2)                           11,794  11,794
                                  =================



(1) Amount disclosed represents the weighted average held during the year ended October 31, 2010.

(2) Amount(s) represent(s) number of contracts or number of shares/units.

MAINSTAY ICAP INTERNATIONAL FUND

Fair value of derivatives as of October 31, 2010:

ASSET DERIVATIVES

                               STATEMENT OF
                                 ASSETS AND     EQUITY
                                LIABILITIES  CONTRACTS
                                   LOCATION       RISK     TOTAL
                             Investments in
Rights                 securities, at value   $507,794  $507,794
                                             -------------------
Total Fair Value                              $507,794  $507,794
                                             ===================



The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2010 is as follows:

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

                              STATEMENTS OF     EQUITY
                                 OPERATIONS  CONTRACTS
                                   LOCATION       RISK     TOTAL
                              Net change in
                                 unrealized
                               appreciation
                          (depreciation) on
Rights                security transactions   $407,967  $407,967
                                             -------------------
Total Change in
  Unrealized
  Appreciation
  (Depreciation)                              $407,967  $407,967
                                             ===================



NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                    EQUITY
                                 CONTRACTS
                                      RISK    TOTAL
Rights (2)                         429,433  429,433
                                 ==================



(1) Amount disclosed represents the weighted average held during the year ended October 31, 2010.

(2) Amount(s) represent(s) number of contracts or number of shares/units.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the ICAP Funds' Manager, pursuant to a Management Agreement, as amended ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the ICAP Funds. Except for the portions of salaries and expenses that are the responsibility of the ICAP Funds, the Manager also pays the salaries and expenses of all personnel affiliated with the ICAP Funds and the operational expenses of the ICAP Funds. Institutional Capital LLC ("ICAP" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the ICAP Funds and is responsible for the day-to-day portfolio management of the ICAP Funds. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

Each ICAP Fund, with the exception of the MainStay ICAP Select Equity Fund, pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of 0.80% of the average daily net assets of that ICAP Fund. Effective August 1, 2010, the MainStay ICAP Select Equity Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the average daily net assets as follows: 0.80% up to $5 billion and 0.775% in excess of $5 billion. Prior to August 1, 2010, the MainStay ICAP Select Equity Fund paid the Manager a monthly fee for services performed and facilities furnished at an annual rate of 0.80% of the average daily net assets. The effective management fee rates (exclusive of any applicable waiver/reimbursement) for each of the ICAP Funds for the year ended October 31, 2010 were as follows:

                                     MANAGEMENT
 FUNDS                                 FEE RATE
MainStay ICAP Equity Fund                  0.80%
-----------------------------------------------
MainStay ICAP Select Equity Fund           0.80
-----------------------------------------------
MainStay ICAP Global Fund                  0.80
-----------------------------------------------
MainStay ICAP International Fund           0.80
-----------------------------------------------



In connection with the discussion below regarding expense limitation agreements, total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the ICAP Fund invests.


70    MainStay ICAP Funds

MAINSTAY ICAP EQUITY FUND

Effective February 26, 2010, New York Life Investments entered into a written expense limitation agreement under which it agreed to waive a portion of the MainStay ICAP Equity Fund's management fee or reimburse the expenses of the Class I shares of the MainStay ICAP Equity Fund so that the total ordinary operating expenses of the Class I shares do not exceed 0.90% of its average daily net assets. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

Additionally, effective August 1, 2009, New York Life Investments agreed to voluntarily waive or reimburse the expenses of the appropriate class of the MainStay ICAP Equity Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets:
Investor Class, 1.85%, Class C, 2.60% and Class I, 0.90%. This voluntary waiver or reimbursement may be discontinued at any time without notice.

In addition, effective April 1, 2010, New York Life Investments agreed to voluntarily waive or reimburse the expense of the Class R1 shares of the MainStay ICAP Equity Fund so that the total ordinary operating expenses of the Class R1 shares do not exceed 0.99% of its average daily net assets. This voluntary waiver or reimbursement may be discontinued at any time without notice.

MAINSTAY ICAP SELECT EQUITY FUND

Effective February 26, 2010, New York Life Investments entered into a written expense limitation agreement under which it agreed to waive a portion of the MainStay ICAP Select Equity Fund's management fee or reimburse the expenses of the appropriate class of the MainStay ICAP Select Equity Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Class A, 1.18% and Class I, 0.90%. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement.

At the December 15, 2010, Board of Trustees meeting, the Board approved the extension of the current written expense limitation agreement for Class A and Class I shares through February 28, 2012.

Additionally, effective November 13, 2009, New York Life Investments agreed to voluntarily waive or reimburse the expenses of the appropriate class of the MainStay ICAP Select Equity Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average net assets:
Investor Class, 1.47%; Class B, 2.22%; Class C, 2.22%; Class R1, 1.14%; Class R2, 1.39%; and Class R3, 1.64%. This voluntary waiver or reimbursement expired on November 12, 2010.

In addition, for the period August 1, 2009 through February 25, 2010, New York Life Investments agreed to voluntarily waive or reimburse the expenses of the appropriate class of the MainStay ICAP Select Equity Fund so that the total ordinary operating expenses of a class did not exceed the following percentages of average daily net assets: Class A, 1.18%; Class I, 0.90%.

MAINSTAY ICAP GLOBAL FUND

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

Effective August 1, 2009, New York Life Investments entered into a written expense limitation agreement under which it agreed to waive a portion of the MainStay ICAP Global Fund's management fee or reimburse the expenses of the appropriate class of the MainStay ICAP Global Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.20%; Class A, 1.15%; Class C, 1.95%; and Class I, 0.90%. This agreement expires February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement.

MAINSTAY ICAP INTERNATIONAL FUND

Effective February 26, 2010, New York Life Investments entered into a written expense limitation agreement under which it agreed to waive a portion of the MainStay ICAP International Fund's management fee or reimburse the expenses of the appropriate class of the MainStay ICAP International Fund so that the total ordinary operating expenses of a class do not exceed the following percentages of average daily net assets: Class A, 1.30% and Class I, 0.95%. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

Additionally, effective April 1, 2010, New York Life Investments agreed to voluntarily waive or reimburse the expenses of the Class R1 shares of the MainStay ICAP International Fund so that the total ordinary operating expenses of the Class R1 shares do not exceed 1.05% of its average daily net assets. This voluntary waiver or reimbursement may be discontinued at any time without notice.

For the period August 1, 2009 through February 25, 2010, New York Life Investments agreed to voluntarily waive or reimburse the expenses of appropriate class of the MainStay ICAP International Equity Fund so that the total ordinary operating expenses of a class did not exceed the following percentage: Class A, 1.30%; Class I, 0.95%.


                                                   mainstayinvestments.com    71

For the year ended October 31, 2010, New York Life Investments earned fees from the ICAP Funds and waived/reimbursed such amounts pursuant to the agreements described above as follows:

                                                  FEES
                                           REIMBURSED/
                              FEES EARNED       WAIVED
MainStay ICAP Equity Fund     $ 6,603,164   $  262,844
------------------------------------------------------
MainStay ICAP Select Equity
  Fund                         20,689,629    1,685,965
------------------------------------------------------
MainStay ICAP Global Fund         333,963      154,597
------------------------------------------------------
MainStay ICAP International
  Fund                          6,121,889      930,695
------------------------------------------------------



State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the ICAP Funds pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the ICAP Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the ICAP Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the ICAP Funds' administrative operations. For providing these services to the ICAP Funds, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the ICAP Funds, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The ICAP Funds have adopted distribution and service plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class, Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from the Investor Class, Class A and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Investor Class, Class A and Class R2 shares for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Distributor receives a monthly distribution fee from Class B and Class C shares at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution fee from the Class R3 shares at an annual rate of 0.25% of the average daily net assets of the Class R3 shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 shares, for a total 12b-1 fee of 0.50%. Class I and Class R1 shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the ICAP Funds' shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares of the ICAP Funds that offer these share classes. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares of the applicable ICAP Funds. This is in additional to any fees paid under a distribution plan, where applicable.

Shareholder Service Fees incurred by each ICAP Fund for the year ended October 31, 2010, were as follows:

 MAINSTAY ICAP EQUITY FUND
Class R1                                $2,511
----------------------------------------------
Class R2                                 3,186
----------------------------------------------
Class R3                                 1,165
----------------------------------------------




 MAINSTAY ICAP SELECT EQUITY FUND
Class R1                               $14,677
----------------------------------------------
Class R2                                21,480
----------------------------------------------
Class R3                                 6,543
----------------------------------------------




 MAINSTAY ICAP INTERNATIONAL FUND
Class R1                               $   970
----------------------------------------------
Class R2                                32,934
----------------------------------------------
Class R3                                 8,072
----------------------------------------------



(C) SALES CHARGES. The ICAP Funds were advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares for the year ended October 31, 2010, were as follows:

 MAINSTAY ICAP EQUITY FUND
Investor Class                          $7,648
----------------------------------------------
Class A                                  6,216
----------------------------------------------




 MAINSTAY ICAP SELECT EQUITY FUND
Investor Class                         $36,249
----------------------------------------------
Class A                                 60,098
----------------------------------------------




 MAINSTAY ICAP GLOBAL FUND
Investor Class                          $1,268
----------------------------------------------
Class A                                    927
----------------------------------------------




 MAINSTAY ICAP INTERNATIONAL FUND
Investor Class                         $ 6,348
----------------------------------------------
Class A                                 10,711
----------------------------------------------





72    MainStay ICAP Funds

The ICAP Funds were also advised that the Distributor retained CDSCs on redemptions of Investor Class, Class A, Class B and Class C shares, for the year ended October 31, 2010, as follows:

 MAINSTAY ICAP EQUITY FUND
Class A                                 $  151
----------------------------------------------
Class C                                  1,096
----------------------------------------------




 MAINSTAY ICAP SELECT EQUITY FUND
Investor Class                         $   100
----------------------------------------------
Class A                                  1,691
----------------------------------------------
Class B                                 88,145
----------------------------------------------
Class C                                 15,104
----------------------------------------------




 MAINSTAY ICAP GLOBAL FUND
Class C                                  $489
---------------------------------------------




 MAINSTAY ICAP INTERNATIONAL FUND
Investor Class                          $    6
----------------------------------------------
Class A                                     37
----------------------------------------------
Class C                                  1,826
----------------------------------------------



(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the ICAP Funds' transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the ICAP Funds for the year ended October 31, 2010, were as follows:

 MAINSTAY ICAP EQUITY FUND                TOTAL
Investor Class                         $ 53,589
-----------------------------------------------
Class A                                  21,527
-----------------------------------------------
Class C                                  28,855
-----------------------------------------------
Class I                                 609,913
-----------------------------------------------
Class R1                                  1,968
-----------------------------------------------
Class R2                                  2,508
-----------------------------------------------
Class R3                                    919
-----------------------------------------------




 MAINSTAY ICAP SELECT EQUITY FUND          TOTAL
Investor Class                        $  705,340
------------------------------------------------
Class A                                  550,366
------------------------------------------------
Class B                                  372,933
------------------------------------------------
Class C                                  347,219
------------------------------------------------
Class I                                2,278,390
------------------------------------------------
Class R1                                  18,796
------------------------------------------------
Class R2                                  27,688
------------------------------------------------
Class R3                                   8,554
------------------------------------------------




 MAINSTAY ICAP GLOBAL FUND               TOTAL
Investor Class                         $   695
----------------------------------------------
Class A                                    481
----------------------------------------------
Class C                                    366
----------------------------------------------
Class I                                 10,531
----------------------------------------------




 MAINSTAY ICAP INTERNATIONAL FUND          TOTAL
Investor Class                        $   38,647
------------------------------------------------
Class A                                  335,356
------------------------------------------------
Class C                                   66,080
------------------------------------------------
Class I                                1,023,325
------------------------------------------------
Class R1                                   1,872
------------------------------------------------
Class R2                                  64,499
------------------------------------------------
Class R3                                  15,883
------------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the ICAP Funds have implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. As of October 31, 2010, New York Life and its affiliates beneficially held shares of the ICAP Funds with the following values and percentages of net assets as follows:

                                          PERCENTAGE OF
 MAINSTAY ICAP EQUITY FUND         VALUE     NET ASSETS
Class A                      $    27,104            0.1%
-------------------------------------------------------
Class C                           24,964            0.4
-------------------------------------------------------
Class I                       54,322,923            6.8
-------------------------------------------------------
Class R1                          24,948            0.7
-------------------------------------------------------
Class R2                          24,683            0.6
-------------------------------------------------------
Class R3                          24,433            1.1
-------------------------------------------------------




 MAINSTAY ICAP SELECT                       PERCENTAGE OF
 EQUITY FUND                         VALUE     NET ASSETS
Class A                           $157,336            0.0%++
---------------------------------------------------------
Class C                             25,418            0.0++
---------------------------------------------------------
Class I                              2,503            0.0++
---------------------------------------------------------
Class R1                            28,561            0.2
---------------------------------------------------------
Class R2                            28,241            0.1
---------------------------------------------------------
Class R3                            25,539            0.2
---------------------------------------------------------





                                                   mainstayinvestments.com    73

                                           PERCENTAGE OF
 MAINSTAY ICAP GLOBAL FUND          VALUE     NET ASSETS
Class A                       $    42,600            1.8%
--------------------------------------------------------
Class C                            21,200           12.3
--------------------------------------------------------
Class I                        40,205,110           93.8
--------------------------------------------------------




 MAINSTAY ICAP                             PERCENTAGE OF
 INTERNATIONAL FUND                 VALUE     NET ASSETS
Class A                           $24,867            0.0%++
--------------------------------------------------------
Class C                            23,946            0.2
--------------------------------------------------------
Class R1                           25,041            2.6
--------------------------------------------------------
Class R2                           24,773            0.1
--------------------------------------------------------
Class R3                           24,502            0.2
--------------------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the ICAP Funds by the Office of the General Counsel of New York Life Investments is payable directly by the ICAP Funds. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were as follows:

MainStay ICAP Equity Fund              $ 40,164
-----------------------------------------------
MainStay ICAP Select Equity Fund        123,812
-----------------------------------------------
MainStay ICAP Global Fund                 2,049
-----------------------------------------------
MainStay ICAP International Fund         37,787
-----------------------------------------------



NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

                                                           ACCUMULATED
                                                                CAPITAL        UNREALIZED            TOTAL
                                              ORDINARY        AND OTHER      APPRECIATION      ACCUMULATED
                                                INCOME      GAIN (LOSS)    (DEPRECIATION)      GAIN (LOSS)
MainStay ICAP Equity Fund                   $  308,154    $(227,751,551)     $108,329,615    $(119,113,782)
----------------------------------------------------------------------------------------------------------
MainStay ICAP Select Equity Fund               940,335     (678,426,293)      318,825,358     (358,660,600)
----------------------------------------------------------------------------------------------------------
MainStay ICAP Global Fund                      137,420      (11,759,718)        4,504,702       (7,117,596)
----------------------------------------------------------------------------------------------------------
MainStay ICAP International Fund             1,917,293     (225,995,481)       82,923,801     (141,154,387)
----------------------------------------------------------------------------------------------------------



The difference between book-basis and tax basis unrealized depreciation is primarily due to wash sales deferrals, mark to market on foreign currency forward contracts and class action payments basis adjustments.

The following table discloses the current period reclassifications between undistributed net investment income, accumulated net realized loss on investments, and additional paid-in capital arising from permanent differences; net assets at October 31, 2010 were not affected.

                                                                            ACCUMULATED
                                                                      UNDISTRIBUTED NET
                                                 UNDISTRIBUTED NET        REALIZED GAIN
                                                        INVESTMENT            (LOSS) ON         ADDITIONAL
                                                     INCOME (LOSS)          INVESTMENTS    PAID-IN CAPITAL
MainStay ICAP Equity Fund                                 $ 12,289          $(7,794,764)        $7,782,475
----------------------------------------------------------------------------------------------------------
MainStay ICAP Select Equity Fund                           (18,799)          (1,536,949)         1,555,748
----------------------------------------------------------------------------------------------------------
MainStay ICAP Global Fund                                   (1,167)               1,167                 --
----------------------------------------------------------------------------------------------------------
MainStay ICAP International Fund                           (14,220)              14,220                 --
----------------------------------------------------------------------------------------------------------



The reclassifications for the Funds are primarily due to foreign currency gain
(loss), class action payments basis adjustment, capital loss carryforwards from fund acquisition, return of capital and capital gain distributions from real estate investment trusts ("REITs") and redemptions in-kind.

As of October 31, 2010, for federal income tax purposes, capital loss carryforwards of $227,751,551 were available as shown in the following table, to the extent provided by the regulations to offset future realized gains of the MainStay ICAP Equity Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

MAINSTAY ICAP EQUITY FUND

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2016             $ 16,545
           2017              211,207
---------------------------------- -----
          Total             $227,752
---------------------------------- -----



MainStay ICAP Equity Fund utilized $55,623,250 of capital loss carryforwards during the year ended October 31, 2010.


74    MainStay ICAP Funds

As of October 31, 2010, for federal income tax purposes, capital loss carryforwards of $678,426,293 were available as shown in the following table to the extent provided by the regulations to offset future realized gains of the MainStay ICAP Select Equity Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

MAINSTAY ICAP SELECT EQUITY FUND

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2015             $ 16,397
           2016              237,469
           2017              424,560
---------------------------------- -----
          Total             $678,426
---------------------------------- -----



MainStay ICAP Select Equity Fund utilized $186,056,203 of capital loss carryforwards during the year ended October 31, 2010.

As of October 31, 2010, for federal income tax purposes, capital loss carryforwards of $11,759,718 were available as shown in the following table to the extent provided by the regulations to offset future realized gains of the MainStay ICAP Global Fund through the years indicated. The fund acquired $113,038,797 of capital losses in its reorganization with MainStay Value Fund and $39,104,570 with MainStay Mid Cap Value Fund (see Note 10). Use of these losses may be limited due to the provisions of IRC section 382. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

MAINSTAY ICAP GLOBAL FUND

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2016              $ 2,624
           2017                9,136
---------------------------------- -----
          Total              $11,760
---------------------------------- -----



MainStay ICAP Global Fund utilized $2,400,931 of capital loss carryforwards during the year ended October 31, 2010.

As of October 31, 2010, for federal income tax purposes, capital loss carryforwards of $225,995,481 were available as shown in the following table to the extent provided by the regulations to offset future realized gains of the MainStay ICAP International Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

MAINSTAY ICAP INTERNATIONAL FUND

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2016             $ 79,728
           2017              146,267
---------------------------------- -----
          Total             $225,995
---------------------------------- -----



MainStay ICAP International Fund utilized $1,284,403 of capital loss carryforwards during the year ended October 31, 2010.

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009, shown in the Statements of Changes in Net Assets, were as follows:

                                                      2010                               2009
                                         ------------------------------    -------------------------------
                                             TAX-BASED        TAX-BASED        TAX-BASED         TAX-BASED
                                         DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS     DISTRIBUTIONS
                                         FROM ORDINARY    FROM ORDINARY    FROM ORDINARY    FROM LONG-TERM
                                                INCOME           INCOME           INCOME             GAINS
MainStay ICAP Equity Fund                  $10,987,035              $--      $17,059,388               $--
----------------------------------------------------------------------------------------------------------
MainStay ICAP Select Equity Fund            28,840,060               --       22,054,747                --
----------------------------------------------------------------------------------------------------------
MainStay ICAP Global Fund                      566,010               --          805,367                --
----------------------------------------------------------------------------------------------------------
MainStay ICAP International Fund            10,663,587               --       19,576,260                --
----------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    75

NOTE 5-FOREIGN CURRENCY TRANSACTIONS

MAINSTAY ICAP GLOBAL FUND

As of October 31, 2010, the Fund held the following foreign currencies:

                                                             CURRENCY      COST     VALUE
Euro                                                            EUR 8     USD12     USD12
-----------------------------------------------------------------------------------------
Japanese Yen                                                   JPY 11        -- (a)    -- (a)
-----------------------------------------------------------------------------------------
Pound Sterling                                                  GBP 1         1         1
-----------------------------------------------------------------------------------------
Total                                                                    USD 13    USD 13
-----------------------------------------------------------------------------------------



(a) Less than one dollar.

MAINSTAY ICAP INTERNATIONAL FUND

As of October 31, 2010, the Fund held the following foreign currencies:

                                                             CURRENCY      COST     VALUE
Euro                                                           EUR 61    USD 85     USD85
-----------------------------------------------------------------------------------------
Japanese Yen                                                    JPY 2        -- (a)    -- (a)
-----------------------------------------------------------------------------------------
Total                                                                     USD85    USD 85
-----------------------------------------------------------------------------------------



(a) Less than one dollar.

NOTE 6-CUSTODIAN

State Street is the custodian of the cash and the securities of the ICAP Funds. Custodial fees are charged to the ICAP Funds based on the market value of securities in the ICAP Funds and the number of certain cash transactions incurred by the ICAP Funds.

NOTE 7-LINE OF CREDIT

The ICAP Funds and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 8-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the year ended October 31, 2010, purchase and sales of securities, other than short-term securities and securities subject to repurchase transactions, were as follows:

                                 MAINSTAY ICAP          MAINSTAY ICAP         MAINSTAY ICAP       MAINSTAY ICAP
                                  EQUITY FUND        SELECT EQUITY FUND        GLOBAL FUND      INTERNATIONAL FUND
                              -------------------  ----------------------  ------------------  -------------------
                              PURCHASES     SALES   PURCHASES       SALES  PURCHASES    SALES  PURCHASES     SALES
U.S. Government securities     $     --  $     --  $       --  $       --    $    --  $    --   $     --  $     --
------------------------------------------------------------------------------------------------------------------
All others                      543,827   502,785   1,674,071   1,352,190     34,245   31,762    684,199   591,364
------------------------------------------------------------------------------------------------------------------
Total                          $543,827  $502,785  $1,674,071  $1,352,190    $34,245  $31,762   $684,199  $591,364
------------------------------------------------------------------------------------------------------------------





76    MainStay ICAP Funds

NOTE 9--CAPITAL SHARE TRANSACTIONS

MAINSTAY ICAP EQUITY FUND

 INVESTOR CLASS                    SHARES         AMOUNT
Year ended October 31, 2010:
Shares sold                        40,932  $   1,324,767
Shares issued to
  shareholders in
  reinvestment of dividends         2,914         92,763
Shares redeemed                   (68,029)    (2,186,907)
                              --------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                      (24,183)      (769,377)
Shares converted into
  Investor Class (See Note
  1)                                5,832        191,907
Shares converted from
  Investor Class (See Note
  1)                               (9,251)      (301,591)
                              --------------------------
Net increase (decrease)           (27,602) $    (879,061)
                              ==========================
Year ended October 31, 2009:
Shares sold                       155,273  $   4,050,825
Shares issued to
  shareholders in
  reinvestment of dividends         8,703        211,877
Shares redeemed                   (95,502)    (2,372,844)
                              --------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                       68,474      1,889,858
Shares converted into
  Investor Class (See Note
  1)                               34,877        817,911
Shares converted from
  Investor Class (See Note
  1)                             (120,460)    (3,366,847)
                              --------------------------
Net increase (decrease)           (17,109) $    (659,078)
                              ==========================


 CLASS A                           SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                       202,284  $   6,493,415

Shares issued to
  shareholders in
  reinvestment of dividends         8,502        271,045

  Shares redeemed                (319,631)   (10,331,561)
                              --------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                     (108,845)    (3,567,101)

Shares converted into Class
  A (See Note 1)                    9,239        301,591

Shares converted from Class
  A (See Note 1)                   (5,823)      (191,907)

Shares converted from Class
  A (a)                           (26,387)      (838,842)
                              --------------------------


Net increase (decrease)          (131,816) $  (4,296,259)
                              ==========================


Year ended October 31, 2009:

Shares sold                       218,596  $   5,591,661

Shares issued to
  shareholders in
  reinvestment of dividends        14,833        366,013

Shares redeemed                  (284,302)    (7,018,555)
                              --------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                      (50,873)    (1,060,881)

Shares converted into Class
  A (See Note 1)                  120,503      3,366,847

Shares converted from Class
  A (See Note 1)                  (34,891)      (817,911)
                              --------------------------


Net increase (decrease)            34,739  $   1,488,055
                              ==========================



 CLASS C                           SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                        77,565  $   2,471,524

Shares issued to
  shareholders in
  reinvestment of dividends           501         15,874

Shares redeemed                   (49,720)    (1,561,637)
                              --------------------------


Net increase (decrease)            28,346  $     925,761
                              ==========================


Year ended October 31, 2009:

Shares sold                        48,645  $   1,271,125

Shares issued to
  shareholders in
  reinvestment of dividends         1,890         44,684

Shares redeemed                   (61,739)    (1,479,484)
                              --------------------------


Net increase (decrease)           (11,204) $    (163,675)
                              ==========================



 CLASS I                           SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                     7,946,252  $ 255,825,760

Shares issued to
  shareholders in
  reinvestment of dividends       321,960     10,272,232

Shares redeemed (b)            (8,217,257)  (263,125,377)
                              --------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                       50,955      2,972,615

Shares converted into Class
  I (a)                            26,346        838,842
                              --------------------------


Net increase (decrease)            77,301  $   3,811,457
                              ==========================


Year ended October 31, 2009:

Shares sold                     5,878,925  $ 147,627,970

Shares issued to
  shareholders in
  reinvestment of dividends       648,973     15,940,062

Shares redeemed               (10,111,545)  (245,242,091)
                              --------------------------


Net increase (decrease)        (3,583,647) $ (81,674,059)
                              ==========================



 CLASS R1                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                        41,374  $   1,364,089

Shares issued to
  shareholders in
  reinvestment of dividends           959         30,631

Shares redeemed                   (19,252)      (620,028)
                              --------------------------


Net increase (decrease)            23,081  $     774,692
                              ==========================


Year ended October 31, 2009:

Shares sold                        52,515  $   1,389,303

Shares issued to
  shareholders in
  reinvestment of dividends         1,441         34,212

Shares redeemed                   (29,004)      (772,201)
                              --------------------------


Net increase (decrease)            24,952  $     651,314
                              ==========================




                                                   mainstayinvestments.com    77

 CLASS R2                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                        72,214  $   2,338,013

Shares issued to
  shareholders in
  reinvestment of dividends         1,038         33,083

Shares redeemed                   (14,418)      (466,782)
                              --------------------------


Net increase (decrease)            58,834  $   1,904,314
                              ==========================


Year ended October 31, 2009:

Shares sold                        62,808  $   1,507,886

Shares issued to
  shareholders in
  reinvestment of dividends         1,417         34,582

Shares redeemed                   (24,638)      (654,859)
                              --------------------------


Net increase (decrease)            39,587  $     887,609
                              ==========================



 CLASS R3                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                        61,513  $   2,028,531

Shares issued to
  shareholders in
  reinvestment of dividends           325         10,232

Shares redeemed                    (7,268)      (235,599)
                              --------------------------


Net increase (decrease)            54,570  $   1,803,164
                              ==========================


Year ended October 31, 2009:

Shares sold                        11,461  $     302,516

Shares issued to
  shareholders in
  reinvestment of dividends           135          3,304

Shares redeemed                    (2,056)       (53,934)
                              --------------------------


Net increase (decrease)             9,540  $     251,886
                              ==========================




MAINSTAY ICAP SELECT EQUITY FUND

 INVESTOR CLASS                   SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                      303,104  $  9,469,237
Shares issued in connection
  with the acquisition of
  MainStay Value Fund (See
  Note 10)                     4,410,690   132,367,008
Shares issued in connection
  with the acquisition of
  MainStay Mid Cap Value Fund
  (See Note 10)                1,165,123    35,331,544
Shares issued to shareholders
  in reinvestment of
  dividends                       32,389       967,222
Shares redeemed                 (759,866)  (23,653,109)
                               -----------------------
Net increase (decrease) in
  shares outstanding before
  conversion                   5,151,440   154,481,902
Shares converted into
  Investor Class (See Note 1)    449,260    13,947,056
Shares converted from
  Investor Class (See Note 1)   (321,415)  (10,049,320)
                               -----------------------
Net increase (decrease)        5,279,285  $158,379,638
                               =======================
Year ended October 31, 2009:
Shares sold                       96,980  $  2,443,406
Shares issued to shareholders
  in reinvestment of
  dividends                        3,898        92,326
Shares redeemed                  (62,230)   (1,498,756)
                               -----------------------
Net increase (decrease) in
  shares outstanding before
  conversion                      38,648     1,036,976
Shares converted into
  Investor Class (See Note 1)     41,986       953,234
Shares converted from
  Investor Class (See Note 1)    (35,330)     (981,824)
                               -----------------------
Net increase (decrease)           45,304  $  1,008,386
                               =======================





 CLASS A                           SHARES         AMOUNT
Year ended October 31, 2010:
Shares sold                     4,333,980  $ 134,553,598
Shares issued in connection
  with the acquisition of
  MainStay Value Fund (See
  Note 10)                      4,823,914    144,765,185
Shares issued in connection
  with the acquisition of
  MainStay Mid Cap Value
  Fund (See Note 10)            1,763,625     53,479,447
Shares issued to
  shareholders in
  reinvestment of dividends       111,180      3,367,130
Shares redeemed                (3,106,110)   (96,458,131)
                              --------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                    7,926,589    239,707,229
Shares converted into Class
  A (See Note 1)                  627,535     19,594,504
Shares converted from Class
  A (See Note 1)                  (50,013)    (1,608,020)
Shares converted from Class
  A (a)                          (692,144)   (21,241,909)
                              --------------------------
Net increase (decrease)         7,811,967  $ 236,451,804
                              ==========================
Year ended October 31, 2009:
Shares sold                     3,708,624  $  93,587,880
Shares issued to
  shareholders in
  reinvestment of dividends        57,161      1,368,353
Shares redeemed                (2,651,274)   (61,217,542)
                              --------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                    1,114,511     33,738,691
Shares converted into Class
  A (See Note 1)                   35,317        981,824
Shares converted from Class
  A (See Note 1)                  (41,968)      (953,234)
                              --------------------------
Net increase (decrease)         1,107,860  $  33,767,281
                              ==========================


 CLASS B                           SHARES         AMOUNT

Period ended October 31,
  2010 (c):

Shares sold                       230,022  $   7,120,086

Shares issued in connection
  with the acquisition of
  MainStay Value Fund (See
  Note 10)                      1,913,939     57,278,639

Shares issued in connection
  with the acquisition of
  MainStay Mid Cap Value
  Fund (See Note 10)            1,701,453     51,439,350

Shares issued to
  shareholders in
  reinvestment of dividends         6,361        185,155

Shares redeemed                  (524,373)   (16,167,716)
                              --------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                    3,327,402     99,855,514

Shares converted from Class
  B (See Note 1)                 (709,725)   (21,884,220)
                              --------------------------


Net increase (decrease)         2,617,677  $  77,971,294
                              ==========================





78    MainStay ICAP Funds

 CLASS C                           SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                       991,125  $  30,746,805

Shares issued in connection
  with the acquisition of
  MainStay Value Fund (See
  Note 10)                        181,117      5,420,299

Shares issued in connection
  with the acquisition of
  MainStay Mid Cap Value
  Fund (See Note 10)              382,905     11,576,242

Shares issued to
  shareholders in
  reinvestment of dividends         3,696        107,602

Shares redeemed                  (613,585)   (18,956,078)
                              --------------------------


Net increase (decrease)           945,258  $  28,894,870
                              ==========================


Year ended October 31, 2009:

Shares sold                       678,909  $  17,603,579

Shares issued to
  shareholders in
  reinvestment of dividends         5,904        134,003

Shares redeemed                  (602,800)   (14,199,524)
                              --------------------------


Net increase (decrease)            82,013  $   3,538,058
                              ==========================



 CLASS I                           SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                    22,005,072  $ 690,897,460

Shares issued in connection
  with the acquisition of
  MainStay Value Fund (See
  Note 10)                        472,783     14,204,015

Shares issued in connection
  with the acquisition of
  MainStay Mid Cap Value
  Fund (See Note 10)                9,175        278,552

Shares issued to
  shareholders in
  reinvestment of dividends       676,694     20,607,983

Shares redeemed               (12,807,985)  (396,788,295)
                              --------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                   10,355,739    329,199,715

Shares converted into Class
  I (a)                           690,793     21,241,909
                              --------------------------


Net increase (decrease)        11,046,532  $ 350,441,624
                              ==========================


Year ended October 31, 2009:

Shares sold                    17,585,338  $ 432,709,634

Shares issued to
  shareholders in
  reinvestment of dividends       732,424     17,592,778

Shares redeemed               (18,222,855)  (430,366,656)
                              --------------------------


Net increase (decrease)            94,907  $  19,935,756
                              ==========================



 CLASS R1                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                        92,759  $   2,923,523

Shares issued in connection
  with the acquisition of
  MainStay Value Fund (See
  Note 10)                             36          1,080

Shares issued in connection
  with the acquisition of
  MainStay Mid Cap Value
  Fund (See Note 10)                  577         17,519

Shares issued to
  shareholders in
  reinvestment of dividends         5,288        160,826

Shares redeemed                  (102,375)    (3,211,431)
                              --------------------------


Net increase (decrease)            (3,715) $    (108,483)
                              ==========================


Year ended October 31, 2009:

Shares sold                       328,601  $   7,820,283

Shares issued to
  shareholders in
  reinvestment of dividends         4,968        119,492

Shares redeemed                   (65,294)    (1,566,471)
                              --------------------------


Net increase (decrease)           268,275  $   6,373,304
                              ==========================



 CLASS R2                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                       493,708  $  15,113,228

Shares issued in connection
  with the acquisition of
  MainStay Value Fund (See
  Note 10)                          1,563         46,926

Shares issued in connection
  with the acquisition of
  MainStay Mid Cap Value
  Fund (See Note 10)                4,702        142,610

Shares issued to
  shareholders in
  reinvestment of dividends         5,799        174,935

Shares redeemed                  (143,346)    (4,457,333)
                              --------------------------


Net increase (decrease)           362,426  $  11,020,366
                              ==========================


Year ended October 31, 2009:

Shares sold                       223,318  $   5,806,116

Shares issued to
  shareholders in
  reinvestment of dividends         5,664        134,621

Shares redeemed                  (263,400)    (6,999,810)
                              --------------------------


Net increase (decrease)           (34,418) $  (1,059,073)
                              ==========================



 CLASS R3                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                       240,452  $   7,248,813

Shares issued to
  shareholders in
  reinvestment of dividends         1,272         38,382

Shares redeemed                   (37,572)    (1,172,622)
                              --------------------------


Net increase (decrease)           204,152  $   6,114,573
                              ==========================


Year ended October 31, 2009:

Shares sold                        78,916  $   1,849,975

Shares issued to
  shareholders in
  reinvestment of dividends         1,265         29,767

Shares redeemed                   (36,900)      (910,149)
                              --------------------------


Net increase (decrease)            43,281  $     969,593
                              ==========================




(c) Class B shares for MainStay ICAP Select Equity Fund were first offered on November 11, 2009.


                                                   mainstayinvestments.com    79

MAINSTAY ICAP GLOBAL FUND

 INVESTOR CLASS                   SHARES      AMOUNT
Year ended October 31, 2010:
Shares sold                       35,120  $  279,326
Shares issued to shareholders
  in reinvestment of dividends       510       3,744
Shares redeemed                  (14,751)   (113,234)
                                 -------------------
Net increase (decrease) in
  shares outstanding before
  conversion                      20,879     169,836
Shares converted into Investor
  Class (See Note 1)               2,013      16,428
Shares converted from Investor
  Class (See Note 1)              (6,839)    (55,325)
                                 -------------------
Net increase (decrease)           16,053  $  130,939
                                 ===================
Year ended October 31, 2009:
Shares sold                       22,325  $  154,464
Shares issued to shareholders
  in reinvestment of dividends       290       1,864
Shares redeemed                   (5,048)    (32,221)
                                 -------------------
Net increase (decrease) in
  shares outstanding before
  conversion                      17,567     124,107
Shares converted into Investor
  Class (See Note 1)               1,691      13,310
Shares converted from Investor
  Class (See Note 1)                (691)     (5,477)
                                 -------------------
Net increase (decrease)           18,567  $  131,940
                                 ===================


 CLASS A                          SHARES      AMOUNT

Year ended October 31, 2010:

Shares sold                      232,320  $1,869,828

Shares issued to shareholders
  in reinvestment of dividends     2,648      19,329

Shares redeemed                  (62,505)   (488,488)
                                 -------------------


Net increase (decrease) in
  shares outstanding before
  conversion                     172,463   1,400,669

Shares converted into Class A
  (See Note 1)                     6,830      55,325

Shares converted from Class A
  (See Note 1)                    (2,011)    (16,428)
                                 -------------------


Net increase (decrease)          177,282  $1,439,566
                                 ===================


Year ended October 31, 2009:

Shares sold                      108,041  $  717,118

Shares issued to shareholders
  in reinvestment of dividends     1,603      10,084

Shares redeemed                  (62,174)   (347,639)
                                 -------------------


Net increase (decrease) in
  shares outstanding before
  conversion                      47,470     379,563

Shares converted into Class A
  (See Note 1)                       690       5,477

Shares converted from Class A
  (See Note 1)                    (1,689)    (13,310)
                                 -------------------


Net increase (decrease)           46,471  $  371,730
                                 ===================



 CLASS C                          SHARES      AMOUNT

Year ended October 31, 2010:

Shares sold                       12,377  $  100,369

Shares issued to shareholders
  in reinvestment of dividends        83         595

Shares redeemed                  (10,763)    (83,336)
                                 -------------------


Net increase (decrease)            1,697  $   17,628
                                 ===================


Year ended October 31, 2009:

Shares sold                       18,714  $  126,935

Shares issued to shareholders
  in reinvestment of dividends        79         516

Shares redeemed                   (3,361)    (18,771)
                                 -------------------


Net increase (decrease)           15,432  $  108,680
                                 ===================



 CLASS I                          SHARES      AMOUNT

Year ended October 31, 2010:

Shares sold                      136,247  $1,084,148

Shares issued to shareholders
  in reinvestment of dividends     3,424      25,322

Shares redeemed                  (13,303)   (105,694)
                                 -------------------


Net increase (decrease)          126,368  $1,003,776
                                 ===================


Year ended October 31, 2009:

Shares sold                       67,640  $  427,173

Shares issued to shareholders
  in reinvestment of dividends     4,337      27,358

Shares redeemed                  (60,694)   (323,188)
                                 -------------------


Net increase (decrease)           11,283  $  131,343
                                 ===================




MAINSTAY ICAP INTERNATIONAL FUND

 INVESTOR CLASS                   SHARES         AMOUNT
Year ended October 31, 2010:
Shares sold                       48,109  $   1,322,673
Shares issued to
  shareholders in
  reinvestment of dividends        4,222        100,539
Shares redeemed                  (71,118)    (1,907,805)
                              -------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                     (18,787)      (484,593)
Shares converted into
  Investor Class (See Note
  1)                               4,893        137,141
Shares converted from
  Investor Class (See Note
  1)                             (14,742)      (411,624)
                              -------------------------
Net increase (decrease)          (28,636) $    (759,076)
                              =========================
Year ended October 31, 2009:
Shares sold                       63,962  $   1,482,231
Shares issued to
  shareholders in
  reinvestment of dividends       12,865        290,041
Shares redeemed                  (89,581)    (1,951,794)
                              -------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                     (12,754)      (179,522)
Shares converted into
  Investor Class (See Note
  1)                              46,860        949,479
Shares converted from
  Investor Class (See Note
  1)                             (41,565)    (1,084,050)
                              -------------------------
Net increase (decrease)           (7,459) $    (314,093)
                              =========================


80    MainStay ICAP Funds

 CLASS A                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                    3,453,875  $  93,612,111

Shares issued to
  shareholders in
  reinvestment of dividends       82,484      1,963,948

Shares redeemed               (1,877,367)   (50,279,433)
                              -------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                   1,658,992     45,296,626

Shares converted into Class
  A (See Note 1)                  14,734        411,624

Shares converted from Class
  A (See Note 1)                  (4,890)      (137,141)

Shares converted from Class
  A (a)                         (151,149)    (3,999,406)
                              -------------------------


Net increase (decrease)        1,517,687  $  41,571,703
                              =========================


Year ended October 31, 2009:

Shares sold                    3,545,712  $  87,678,985

Shares issued to
  shareholders in
  reinvestment of dividends       96,260      2,163,823

Shares redeemed               (1,817,434)   (39,822,743)
                              -------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                   1,824,538     50,020,065

Shares converted into Class
  A (See Note 1)                  41,561      1,084,050

Shares converted from Class
  A (See Note 1)                 (46,860)      (949,479)
                              -------------------------


Net increase (decrease)        1,819,239  $  50,154,636
                              =========================



 CLASS C                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                       88,892  $   2,420,476

Shares issued to
  shareholders in
  reinvestment of dividends        3,242         76,646

Shares redeemed                 (270,019)    (7,197,777)
                              -------------------------


Net increase (decrease)         (177,885) $  (4,700,655)
                              =========================


Year ended October 31, 2009:

Shares sold                      121,781  $   2,836,278

Shares issued to
  shareholders in
  reinvestment of dividends       14,491        325,621

Shares redeemed                 (309,611)    (6,689,312)
                              -------------------------


Net increase (decrease)         (173,339) $  (3,527,413)
                              =========================



 CLASS I                          SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                    6,491,218  $ 174,262,039

Shares issued to
  shareholders in
  reinvestment of dividends      296,469      7,176,712

Shares redeemed               (4,824,653)  (129,472,349)
                              -------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                   1,963,034     51,966,402

Shares converted into Class
  I (a)                          150,807      3,999,406
                              -------------------------


Net increase (decrease)        2,113,841  $  55,965,808
                              =========================


Year ended October 31, 2009:

Shares sold                    5,192,587  $ 116,761,035

Shares issued to
  shareholders in
  reinvestment of dividends      635,554     14,308,357

Shares redeemed               (5,367,884)  (119,365,191)
                              -------------------------


Net increase (decrease)          460,257  $  11,704,201
                              =========================



 CLASS R1                         SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                       25,629  $     696,644

Shares issued to
  shareholders in
  reinvestment of dividends          456         10,929

Shares redeemed                  (18,529)      (494,056)
                              -------------------------


Net increase (decrease)            7,556  $     213,517
                              =========================


Year ended October 31, 2009:

Shares sold                       20,763  $     454,180

Shares issued to
  shareholders in
  reinvestment of dividends          730         16,424

Shares redeemed                   (4,218)      (104,315)
                              -------------------------


Net increase (decrease)           17,275  $     366,289
                              =========================



 CLASS R2                         SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                      674,626  $  18,581,048

Shares issued to
  shareholders in
  reinvestment of dividends       14,358        341,721

Shares redeemed                 (361,520)    (9,865,876)
                              -------------------------


Net increase (decrease)          327,464  $   9,056,893
                              =========================


Year ended October 31, 2009:

Shares sold                      858,494  $  20,091,113

Shares issued to
  shareholders in
  reinvestment of dividends       20,240        459,923

Shares redeemed                 (288,471)    (6,704,961)
                              -------------------------


Net increase (decrease)          590,263  $  13,846,075
                              =========================



 CLASS R3                         SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                      214,704  $   5,794,802

Shares issued to
  shareholders in
  reinvestment of dividends        2,524         59,830

Shares redeemed                 (107,775)    (2,919,095)
                              -------------------------


Net increase (decrease)          109,453  $   2,935,537
                              =========================


Year ended October 31, 2009:

Shares sold                      240,011  $   5,518,044

Shares issued to
  shareholders in
  reinvestment of dividends        2,097         47,968

Shares redeemed                  (49,861)    (1,155,112)
                              -------------------------


Net increase (decrease)          192,247  $   4,410,900
                              =========================


(a) In addition to any automatic conversion features described above in Note 1 with respect to Investor
    Class, Class A and B shares, an investor generally may also elect to convert their shares on a voluntary basis into another share class of the same ICAP Fund for which an investor is eligible.
    However, the following limitations apply:


    - Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and

    - All Class B and C shares are ineligible for a voluntary conversion.

    These limitations do not impact any automatic conversion features described in Note 1 with respect to Investor Class, Class A and B shares.

    An investor or an investor's financial intermediary may contact the ICAP Funds to request a voluntary conversion between shares classes of the same ICAP Fund. An investor may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of

                                                   mainstayinvestments.com    81
    the two classes without the imposition of any sales load, fee or other charge. If an investor fails to remain eligible for the new share class, an investor may automatically be converted back to their original share class, or into another share class, if appropriate.

(b) Includes the redemption of 1,587,284 shares through an in-kind transfer of securities in the amount of $55,704,242. (See Note 11)

NOTE 10-FUND ACQUISITIONS

At a meeting held on June 23, 2009, the Board approved a plan of reorganization whereby the MainStay ICAP Select Equity Fund would acquire the assets, including the investments, and assume the liabilities of MainStay Value Fund, a series of The MainStay Funds. Shareholders of the MainStay Value Fund approved this reorganization on November 5, 2009, which was completed on November 12, 2009. The aggregate net assets of the MainStay ICAP Select Equity Fund immediately before the acquisition were $1,835,281,477 and the combined net assets after the acquisition were $2,189,364,629.

The acquisition was accomplished by a tax-free exchange of the following:

                                  SHARES         VALUE
MainStay Value Fund
------------------------------------------------------
Investor Class                 9,297,917  $132,367,008
------------------------------------------------------
Class A                       10,189,206   144,765,185
------------------------------------------------------
Class B                        4,043,817    57,278,639
------------------------------------------------------
Class C                          382,552     5,420,299
------------------------------------------------------
Class I                          993,600    14,204,015
------------------------------------------------------
Class R1                              75         1,080
------------------------------------------------------
Class R2                           3,285        46,926
------------------------------------------------------



In exchange for the MainStay Value Fund shares and net assets, the MainStay ICAP Select Equity Fund issued 4,410,690 Investor Class Shares; 4,823,914 Class A shares; 1,913,939 Class B shares; 181,117 Class C shares; 472,783 Class I shares; 36 Class R1 shares; and 1,563 Class R2 shares.

MainStay Value Fund's net assets at the acquisition date were as follows, which include the following amounts of capital stock, unrealized appreciation, accumulated net realized loss and undistributed net investment loss:

                                          TOTAL NET       CAPITAL    UNREALIZED  ACCUMULATED NET  UNDISTRIBUTED NET
                                             ASSETS         STOCK  APPRECIATION    REALIZED LOSS   INVESTMENT LOSS
MainStay Value Fund                    $354,083,152  $425,289,747   $43,388,960    $(114,594,547)           $(1,008)
-------------------------------------------------------------------------------------------------------------------



Assuming the acquisition had been completed on November 1, 2009, the beginning of the annual reporting period of the MainStay ICAP Select Equity Fund, MainStay ICAP Select Equity Fund's pro forma results of operations for the year ended October 31, 2010, are as follows:

Net investment income                $  1,099,308
-------------------------------------------------
Net gain on investments              $345,981,189
-------------------------------------------------
Net increase in net assets
  resulting from operations          $347,080,497
-------------------------------------------------



Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the MainStay Value Fund that have been included in the MainStay ICAP Select Equity Fund's Statement of Operations since November 12, 2009.

For financial reporting purposes, assets received and shares issued by the MainStay ICAP Select Equity Fund were recorded at fair value; however, the cost basis of the investments received from MainStay Value Fund was carried forward to align ongoing reporting of the MainStay ICAP Select Equity Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Also at the meeting held on June 23, 2009, the Board approved a plan of reorganization whereby the MainStay ICAP Select Equity Fund would acquire the assets, including the investments, and assume the liabilities of MainStay Mid Cap Value Fund, a series of The MainStay Funds. Shareholders of the MainStay Mid Cap Value Fund approved this reorganization on November 16, 2009, which was completed on November 24, 2009. The aggregate net assets of the MainStay ICAP Select Equity Fund immediately before the acquisition were $2,229,459,923 and the combined net assets after the acquisition were $2,381,725,187.

The acquisition was accomplished by a tax-free exchange of the following:

                                  SHARES        VALUE
MainStay Mid Cap Value Fund
-----------------------------------------------------
Investor Class                 3,220,243  $35,331,544
-----------------------------------------------------
Class A                        4,870,845   53,479,447
-----------------------------------------------------
Class B                        4,924,594   51,439,350
-----------------------------------------------------
Class C                        1,108,485   11,576,242
-----------------------------------------------------
Class I                           25,005      278,552
-----------------------------------------------------
Class R1                           1,568       17,519
-----------------------------------------------------
Class R2                          12,937      142,610
-----------------------------------------------------



In exchange for the MainStay Mid Cap Value Fund shares and net assets, the MainStay ICAP Select Equity Fund issued 1,165,123 Investor Class Shares; 1,763,625 Class A shares; 1,701,453 Class B shares; 382,905 Class C shares; 9,175 Class I shares; 577 Class R1 shares; and 4,702 Class R2 shares.


82    MainStay ICAP Funds

MainStay Mid Cap Value Fund's net assets at the acquisition date were as follows, which include the following amounts of capital stock, unrealized depreciation, accumulated net realized loss and undistributed net investment income:

                                                                       UNREALIZED  ACCUMULATED NET  UNDISTRIBUTED NET
                                    TOTAL NET ASSETS  CAPITAL STOCK  DEPRECIATION    REALIZED LOSS  INVESTMENT INCOME
MainStay Mid Cap Value Fund             $152,265,264   $191,861,774     $(359,014)    $(39,237,794)              $298
---------------------------------------------------------------------------------------------------------------------



Assuming the acquisition had been completed on November 1, 2009, the beginning of the annual reporting period of the MainStay ICAP Select Equity Fund, MainStay ICAP Select Equity Fund's pro forma results of operations for the period ended October 31, 2010, are as follows:

Net investment income                $  1,320,351
-------------------------------------------------
Net gain on investments              $337,119,324
-------------------------------------------------
Net increase in net assets
  resulting from operations          $338,439,675
-------------------------------------------------



Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the MainStay Mid Cap Value Fund that have been included in the MainStay ICAP Select Equity Fund's Statement of Operations since November 24, 2009.

For financial reporting purposes, assets received and shares issued by the MainStay ICAP Select Equity Fund were recorded at fair value; however, the cost basis of the investments received from MainStay Mid Cap Value Fund was carried forward to align ongoing reporting of the MainStay ICAP Select Equity Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE 11-IN-KIND TRANSFER OF SECURITIES

During the year ended October 31, 2010, the MainStay ICAP Equity Fund redeemed shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

 TRANSACTION DATE    SHARES REDEEMED    REDEEMED VALUE          GAIN
          9/30/10          1,700,831       $55,704,242    $7,782,475
--------------------------------------------------------------------



NOTE 12-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Funds as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Funds' management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments or disclosure have been identified other than the extension of the written expense limitation agreements on the ICAP Funds as disclosed in Note 3(A) to these financial statements.


                                                   mainstayinvestments.com    83

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund, MainStay ICAP Global Fund and MainStay ICAP International Fund (each a "Fund" and collectively, the "Funds"), four of the funds constituting MainStay Funds Trust, as of October 31, 2010 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period ended October 31, 2010, the period ended October 31, 2008, and each of the years in the two-year period ended December 31, 2007. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the year ended December 31, 2005 were audited by other auditors, whose report dated January 27, 2006 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund, MainStay ICAP Global Fund and MainStay ICAP International Fund of MainStay Funds Trust as of October 31, 2010, the results of their operations for the year ended October 31, 2010, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period ended October 31, 2010, the period ended October 31, 2008, and each of the years in the two-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


84    MainStay ICAP Funds

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreements between the MainStay ICAP Equity Fund, MainStay ICAP Global Fund, MainStay ICAP International Fund and MainStay ICAP Select Equity Fund ("ICAP Funds") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreements between New York Life Investments and Institutional Capital LLC ("ICAP") on behalf of the ICAP Funds.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the ICAP Funds prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the ICAP Funds' investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and ICAP on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the ICAP Funds, and the rationale for any differences in the ICAP Funds' management and/or subadvisory fees and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the ICAP Funds to New York Life Investments and its affiliates, including ICAP as subadviser to the ICAP Funds, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the ICAP Funds prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the ICAP Funds by New York Life Investments and ICAP; (ii) the investment performance of the ICAP Funds, New York Life Investments and ICAP; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates, including ICAP as subadviser to the ICAP Funds, from their relationship with the ICAP Funds; (iv) the extent to which economies of scale may be realized as the ICAP Funds grow, and the extent to which economies of scale may benefit ICAP Funds investors; and (v) the reasonableness of the ICAP Funds' management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the ICAP Funds, and that the ICAP Funds' shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the ICAP Funds. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND ICAP

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the ICAP Funds. The Board evaluated New York Life Investments' experience in serving as manager of the ICAP Funds, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the ICAP Funds, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the ICAP Funds' legal and compliance environment, for overseeing ICAP's compliance with the ICAP Funds' policies and investment objectives, and for implementing Board directives as they relate to the ICAP Funds. The Board considered New York Life Investments' willingness to invest in personnel that benefit the ICAP Funds, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the ICAP Funds' officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the ICAP Funds' prospectus.

The Board also examined the nature, extent and quality of the services that ICAP provides to the ICAP Funds. The Board evaluated ICAP's experience in serving as subadviser to the ICAP Funds and managing other portfolios. It examined ICAP's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at ICAP, and ICAP's overall legal and compliance environment. The Board also reviewed ICAP's willingness to invest in personnel designed to benefit the ICAP

                                                   mainstayinvestments.com    85

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)




Funds. In this regard, the Board considered the experience of the ICAP Funds' portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the ICAP Funds likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and ICAP's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the ICAP Funds' investment performance, the Board considered investment performance results in light of the ICAP Funds' investment objectives, strategies and risks, as disclosed in the ICAP Funds' prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the ICAP Funds throughout the year. These reports include, among other things, information on the ICAP Funds' gross and net returns, the ICAP Funds' investment performance relative to relevant investment categories and Fund benchmarks, the ICAP Funds' risk-adjusted investment performance, and the ICAP Funds' investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the ICAP Funds as compared to peer funds.

In considering the ICAP Funds' investment performance, the Board focused principally on the ICAP Funds' long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the ICAP Funds' investment performance, as well as discussions between the ICAP Funds' portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the ICAP Funds, along with ongoing efforts by New York Life Investments and ICAP to enhance investment returns, supported a determination to approve the Agreements. The ICAP Funds disclose more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the ICAP Funds' prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND ICAP

The Board considered the costs of the services provided by New York Life Investments and ICAP under the Agreements, and the profits realized by New York Life Investments and its affiliates due to their relationships with the ICAP Funds. Because ICAP is an affiliate of New York Life Investments whose subadvisory fees are paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and ICAP in the aggregate.

In evaluating any costs and profits of New York Life Investments and its affiliates, including ICAP, due to their relationships with the ICAP Funds, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the ICAP Funds, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the ICAP Funds. The Board acknowledged that New York Life Investments and ICAP must be in a position to pay and retain experienced professional personnel to provide services to the ICAP Funds, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the ICAP Funds. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the ICAP Funds, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the ICAP Funds, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the ICAP Funds. The Board recognized, for example, the benefits to ICAP from legally permitted "soft-dollar" arrangements by which brokers provide research and other services to ICAP in exchange for commissions paid by certain ICAP Funds with respect to trades on the respective ICAP Funds' portfolio securities.

The Board further considered that, in addition to fees earned by New York Life Investments for managing the ICAP Funds, New York Life Investments' affiliates also earn revenues from serving the ICAP Funds in various other capacities, including as the ICAP Funds' transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the ICAP Funds to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the ICAP Funds on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its

86    MainStay ICAP Funds
affiliates (including ICAP) due to their relationships with the ICAP Funds supported the Board's determination to approve the Agreements.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE ICAP FUNDS GROW

The Board also considered whether the ICAP Funds' expense structures permitted economies of scale to be shared with ICAP Fund investors. The Board reviewed information from New York Life Investments showing how the ICAP Funds' management fee schedules compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the ICAP Funds' management fee schedules hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the ICAP Funds benefit from any breakpoints or expense limitations. While recognizing the difficulty in determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the ICAP Funds in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the ICAP Funds' expense structures appropriately reflect economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the ICAP Funds' expense structures as the ICAP Funds grow over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the ICAP Funds' expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the ICAP Funds to New York Life Investments, since the fees to be paid to ICAP are paid by New York Life Investments, not the ICAP Funds. The Board also considered the impact of the ICAP Funds' expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the ICAP Funds' total ordinary operating expenses. The Board took note of New York Life Investments' agreement to institute a new contractual management fee breakpoint for the MainStay ICAP Select Equity Fund.

In assessing the reasonableness of the ICAP Funds' fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and ICAP on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the ICAP Funds. In this regard, the Board took into account explanations from New York Life Investments and ICAP about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the ICAP Funds' management fees and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the ICAP Funds based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the ICAP Funds' average net assets. The Board took into account information from New York Life Investments showing that the ICAP Funds' transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the ICAP Funds' transfer agent, charges the ICAP Funds are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the ICAP Funds.

The Board observed that, because the ICAP Funds' transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the ICAP Funds' management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


                                                   mainstayinvestments.com    87

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, the ICAP Funds designated approximately the following amounts under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates:

MainStay ICAP Equity Fund            $18,707,636
------------------------------------------------
MainStay ICAP Select Equity Fund     $58,605,035
------------------------------------------------
MainStay ICAP Global Fund            $ 1,006,530
------------------------------------------------
MainStay ICAP International Fund     $20,529,941
------------------------------------------------



The dividends paid by the following ICAP Funds during the fiscal year ended October 31, 2010 should be multiplied by the following percentage to arrive at the amount eligible for the corporate dividend received deduction.

                                         DRD%
MainStay ICAP Equity Fund               100.0%
---------------------------------------------
MainStay ICAP Select Equity Fund        100.0%
---------------------------------------------
MainStay ICAP Global Fund                52.1%
---------------------------------------------
MainStay ICAP International Fund           --%
---------------------------------------------



In February 2011, shareholders will receive IRS From 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the ICAP Funds' fiscal year end October 31, 2010.

In accordance with federal tax law, the MainStay ICAP Global Fund elects to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund made the following designations regarding its fiscal year ended October 31, 2010:

- the total amount of taxes paid to foreign countries was $56,773.

- the total amount of income sourced from foreign countries was $697,340.

In accordance with federal tax law, the MainStay ICAP International Fund elects to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign countries. Accordingly, the Fund made the following designations regarding its fiscal year ended October 31, 2010:

- the total amount of taxes paid to foreign countries was $1,855,381.

- the total amount of income sourced from foreign countries was $20,635,736.

As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2010 calendar year with form 1099-DIV, which will be mailed during February 2011.


PROXY VOTING POLICIES AND

PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Funds' securities is available without charge, upon request, (i) by visiting the Funds' website at mainstayinvestments.com; and
(ii) on the SEC's website at www.sec.gov.

The Funds are required to file with the SEC their proxy voting records for each Fund for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or relevant Fund proxy voting record is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


88    MainStay ICAP Funds

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


                                                   mainstayinvestments.com    89

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


90    MainStay ICAP Funds

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    91

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





92    MainStay ICAP Funds

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


                                                   mainstayinvestments.com    93

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21148 MS333-10                                         MSIC11-12/10
                                                                              E1

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY INDEXED BOND FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------

Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   10
---------------------------------------------
Financial Statements                       28
---------------------------------------------
Notes to Financial Statements              34
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            40
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  41
---------------------------------------------
Federal Income Tax Information             44
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        44
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       44
---------------------------------------------
Board Members and Officers                 45
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.



(LINE GRAPH)

                      MAINSTAY INDEXED
                          BOND FUND       BARCLAYS CAPITAL     CITIGROUP BROAD
                           CLASS I         U.S. AGGREGATE     INVESTMENT GRADE
                           SHARES            BOND INDEX          BOND INDEX
                      ----------------    ----------------    ----------------
10/31/00                    10000               10000               10000
10/31/01                    11344               11456               11461
10/31/02                    12015               12130               12120
10/31/03                    12493               12725               12725
10/31/04                    13119               13429               13451
10/31/05                    13226               13581               13618
10/31/06                    13834               14286               14331
10/31/07                    14536               15055               15120
10/31/08                    14718               15101               15290
10/31/09                    16848               17183               17442
10/31/10                    18099               18560               18781




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                 SALES CHARGE                                        ONE YEAR    FIVE YEARS    TEN YEARS
-----------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 3% Initial Sales Charge    With sales charges           3.68%        5.37%        5.42%
                                                               Excluding sales charges      6.88         6.02         5.74
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 3% Initial Sales Charge    With sales charges           3.83         5.43         5.45
                                                               Excluding sales charges      7.04         6.07         5.77
-----------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                 7.43         6.48         6.11
-----------------------------------------------------------------------------------------------------------------------------

                              GROSS
                             EXPENSE
CLASS                       RATIO(2)
------------------------------------
Investor Class Shares(3)      1.28%
                              1.28
------------------------------------
Class A Shares(4)             0.88
                              0.88
------------------------------------
Class I Shares                0.63
------------------------------------








1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for Investor Class shares might have been lower.
4. Performance figures for Class A shares, first offered on January 2, 2004, includes the historical performance of Class I shares through January 1, 2004, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class A shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                                         ONE      FIVE     TEN
                                                              YEAR    YEARS    YEARS
Barclays Capital U.S. Aggregate Bond Index(5)                8.01%    6.45%    6.38%
------------------------------------------------------------------------------------
Citigroup Broad Investment Grade Bond Index(6)               7.68     6.64     6.50
------------------------------------------------------------------------------------
Average Lipper Intermediate Investment Grade Debt Fund(7)    9.63     5.77     5.87
------------------------------------------------------------------------------------







5. The Barclays Capital U.S. Aggregate Bond Index consists of the following Barclays Capital indices: the Government Bond Index, the Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. The Barclays Capital U.S. Aggregate Bond Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an Index.
6. The Citigroup Broad Investment Grade Bond Index (BIG Index) is considered representative of the U.S. investment-grade bond market. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an Index.
7. The average Lipper intermediate investment grade debt fund is representative of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to ten years. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Indexed Bond Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY INDEXED BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,049.70        $4.70          $1,020.60         $4.63
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,049.70        $4.08          $1,021.20         $4.02
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,051.60        $2.22          $1,023.00         $2.19
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (0.91% for Investor Class, 0.79% for Class A and 0.43% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)

(PORTFOLIO COMPOSITION PIE CHART)

U.S. Government & Federal Agencies              71.9
Corporate Bonds                                 17.2
Yankee Bonds                                     3.9
Mortgage-Backed Securities                       3.4
Foreign Government Bonds                         1.5
Short-Term Investments                           1.3
Asset-Backed Securities                          0.5
Municipal Bonds                                  0.3
Other Assets, Less Liabilities                   0.0




See Portfolio of Investments beginning on page 10 for specific holdings within these categories.

++ Less than one-tenth of a percent.


TOP TEN ISSUERS HELD AS OF OCTOBER 31, 2010 (excluding short-term investments)

    1.  United States Treasury Notes, 0.375%-3.50%, due
        9/30/12-8/15/20
    2.  Federal National Mortgage Association (Mortgage Pass-Through
        Securities), 3.50%-8.00%, due 3/1/11-9/1/40
    3.  Federal Home Loan Mortgage Corporation (Mortgage Pass-
        Through Securities), 4.00%-8.00%, due 4/1/11-3/1/40
    4.  Government National Mortgage Association (Mortgage Pass-
        Through Securities), 4.00%-8.50%, due 9/15/11-10/20/40
    5.  Federal National Mortgage Association, 1.75%-6.21%, due
        4/20/12-8/6/38
    6.  United States Treasury Bonds, 3.875%-6.75%, due
        2/15/26-8/15/40
    7.  Federal Home Loan Mortgage Corporation, 2.125%-5.125%, due
        9/21/12-3/27/19
    8.  Morgan Stanley Capital I, 5.178%-5.93%, due 9/15/42-4/15/49
    9.  JP Morgan Chase Commercial Mortgage Securities Corp.,
        4.879%-5.92%, due 1/12/38-2/12/49
   10.  Bank of America Corp., 2.10%-5.65%, due 4/30/12-5/1/18





8    MainStay Indexed Bond Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS UNAUDITED

Questions answered by portfolio managers Donald F. Serek and Thomas J. Girard of New York Life Investments,(1) the Fund's Manager.

HOW DID MAINSTAY INDEXED BOND FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Indexed Bond Fund returned 6.88% for Investor Class shares and 7.04% for Class A shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 7.43%. All share classes underperformed the 9.63% return of the average Lipper(2) intermediate investment grade debt fund for the 12 months ended October 31, 2010. All share classes also underperformed the 8.01% return of the Barclays Capital U.S. Aggregate Bond Index(3) for the reporting period. The Barclays Capital U.S. Aggregate Bond Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund employs a passive strategy that attempts to replicate the return of its benchmark. During the reporting period, the Fund maintained a slight quality bias that accounted for its underperformance relative to the Barclays Capital U.S. Aggregate Bond Index. Because the Fund incurs operating expenses that the Index does not, the Fund's performance will typically lag that of the Index.

DURING THE REPORTING PERIOD, WHICH FIXED-INCOME SECTORS WERE STRONG AND WHICH SECTORS WERE WEAK?

Broadly speaking, higher-risk bonds tended to outperform bonds with lower risk. By rating category, bonds rated BBB were the best-performing rating category in the benchmark, followed by bonds rated A and AA. The worst-performing rating category was bonds rated AAA.(4)

WHICH MARKET SECTORS PROVIDED THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE AND WHICH MARKET SECTORS DETRACTED THE MOST?

All the sectors in the Barclays Capital U.S. Aggregate Bond Index generated positive total returns during the reporting period. Commercial mortgage-backed securities (CMBS) was the best-performing sector. CMBS generated robust returns in part because their rebound was from stressed levels, as investors had fled CMBS during 2008 and many continued to avoid the sector in 2009.

During the reporting period, corporate bonds were the second best-performing sector within the Barclays Capital U.S. Aggregate Bond Index. Over the last several years, companies had deleveraged, improved liquidity, cut costs, improved margins and generally improved credit quality. The strong credit profile of investment-grade corporate bonds was recognized by the market during the reporting period, and prices within the sector rallied as investors added to their corporate bond positions.

Government agency securities and residential mortgage-backed securities were the Fund's worst-performing sectors during the reporting period. While these two sectors generated positive total returns, they underperformed other sectors primarily because of their higher credit quality. As mentioned earlier, lower-quality bonds outperformed higher-quality bonds overall during the reporting period.

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND'S BENCHMARK DURING THE REPORTING PERIOD?

During the third quarter of 2010, Barclays Capital modified the analytics behind its calculation of mortgage-backed security durations.(5) After the modification, mortgage-backed security durations were longer than previously estimated. The change increased the duration contribution within the Index and the Fund, but the impact on the Fund's performance relative to the Index was not significant.


1. "New York Life Investments" is a service mark used by New York Life Investment Management LLC.
2. See footnote on page 6 for more information on Lipper Inc.
3. See footnote on page 6 for more information on the Barclays Capital U.S. Aggregate Bond Index.
4. Debt rated AAA has the highest rating assigned by Standard & Poor's, and in the opinion of Standard & Poor's, the obligor's capacity to meet its financial commitment on the obligation is extremely strong. Debt rated AA by Standard & Poor's is deemed by Standard & Poor's to differ from the highest-rated issues only in small degree. In the opinion of Standard & Poor's, the obligor's capacity to meet its financial commitment on the obligation is very strong. Debt rated A by Standard & Poor's is deemed by Standard & Poor's to be somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. In the opinion of Standard & Poor's, however, the obligor's capacity to meet its financial commitment on the obligation is still strong. Debt rated BBB by Standard & Poor's is deemed by Standard & Poor's to exhibit adequate protection parameters. It is the opinion of Standard & Poor's, however, that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation than would be the case for debt in higher-rated categories.
5. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as number of years and is considered a more accurate sensitivity gauge than average maturity.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                    mainstayinvestments.com    9

PORTFOLIO OF INVESTMENTS(+++) OCTOBER 31, 2010


                                PRINCIPAL
                                   AMOUNT         VALUE
LONG-TERM BONDS 98.7%+
ASSET-BACKED SECURITIES 0.5%
-------------------------------------------------------

AIRLINES 0.0%++
Continental Airlines, Inc.
  Series 1992-2, Class A1
  7.256%, due 3/15/20         $    55,319  $     58,638
                                           ------------


AUTOMOBILE 0.2%
Mercedes-Benz Auto
  Receivables Trust
  Series 2009-1, Class A3
  1.67%, due 1/15/14            1,000,000     1,012,545
                                           ------------


HOME EQUITY 0.1%
Citicorp Residential
  Mortgage Securities, Inc.
  Series 2006-3, Class A3
  5.61%, due 11/25/36 (a)         412,643       416,145
Equity One ABS, Inc.
  Series 2003-4, Class AF6
  4.833%, due 10/25/34 (a)        241,083       245,370
Residential Asset Mortgage
  Products, Inc.
  Series 2003-RZ5, Class A7
  4.97%, due 9/25/33 (a)          165,027       168,974
Saxon Asset Securities Trust
  Series 2003-1, Class AF5
  5.455%, due 6/25/33 (a)          96,707        93,116
                                           ------------
                                                923,605
                                           ------------

STUDENT LOANS 0.2%
John Deere Owner Trust
  Series 2010-A, Class A3
  1.32%, due 5/15/14            1,000,000     1,010,911
JP Morgan Mortgage
  Acquisition Corp.
  Series 2007-HE1, Class AF3
  6.174%, due 3/25/47 (a)(b)      500,000       290,742
                                           ------------
                                              1,301,653
                                           ------------
Total Asset-Backed
  Securities
  (Cost $3,466,296)                           3,296,441
                                           ------------


CORPORATE BONDS 17.2%
-------------------------------------------------------


AEROSPACE & DEFENSE 0.6%
Boeing Co. (The)
  4.875%, due 2/15/20             180,000       204,041
  6.125%, due 2/15/33             250,000       285,680
General Dynamics Corp.
  4.25%, due 5/15/13              350,000       381,064
Goodrich Corp.
  7.00%, due 4/15/38               50,000        60,074
L-3 Communications Corp.
  5.20%, due 10/15/19             100,000       107,672
Lockheed Martin Corp.
  4.25%, due 11/15/19             500,000       538,365
  7.65%, due 5/1/16               250,000       318,780
Northrop Grumman Corp.
  5.05%, due 8/1/19               100,000       112,305
  7.75%, due 3/1/16               250,000       316,530
  7.875%, due 3/1/26              100,000       133,877
Raytheon Co.
  6.40%, due 12/15/18             200,000       245,147
United Technologies Corp.
  4.50%, due 4/15/20              250,000       277,712
  4.875%, due 5/1/15              200,000       229,701
  6.125%, due 2/1/19              250,000       306,523
                                           ------------
                                              3,517,471
                                           ------------

AGRICULTURE 0.1%
Archer-Daniels-Midland Co.
  5.45%, due 3/15/18              100,000       116,185
  6.45%, due 1/15/38              200,000       237,804
Bunge Limited Finance Corp.
  5.35%, due 4/15/14              100,000       107,337
Philip Morris International,
  Inc.
  5.65%, due 5/16/18              325,000       383,880
                                           ------------
                                                845,206
                                           ------------

APPAREL 0.0%++
VF Corp.
  6.45%, due 11/1/37               50,000        58,526
                                           ------------


AUTO MANUFACTURERS 0.1%
DaimlerChrysler N.A. Holding
  Corp.
  8.50%, due 1/18/31              300,000       401,759
                                           ------------


AUTO PARTS & EQUIPMENT 0.0%++
Johnson Controls, Inc.
  5.50%, due 1/15/16               50,000        56,771
  6.00%, due 1/15/36               50,000        51,988
                                           ------------
                                                108,759
                                           ------------

BANKS 3.8%
X  Bank of America Corp.
  2.10%, due 4/30/12 (c)        2,000,000     2,051,106
  4.75%, due 8/1/15               250,000       263,691
  4.90%, due 5/1/13               500,000       527,827
  5.25%, due 12/1/15              200,000       210,966
  5.375%, due 6/15/14             300,000       325,421
  5.42%, due 3/15/17            1,100,000     1,117,188
  5.625%, due 10/14/16            100,000       107,153
  5.65%, due 5/1/18               325,000       342,057


+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest issuers held, as of October 31, 2010, excluding short-term investments. May be subject to change daily.

10    MainStay Indexed Bond Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

BANKS (CONTINUED)
Bank of New York Mellon
  Corp. (The)
  2.95%, due 6/18/15          $   250,000  $    261,856
BB&T Corp.
  3.375%, due 9/25/13             500,000       529,894
Branch Banking & Trust Co.
  4.875%, due 1/15/13             100,000       106,508
Citigroup, Inc.
  4.70%, due 5/29/15              300,000       319,320
  4.875%, due 5/7/15              350,000       366,348
  5.50%, due 10/15/14           1,000,000     1,093,499
  5.875%, due 2/22/33             600,000       569,198
  6.125%, due 11/21/17          1,000,000     1,113,036
  6.375%, due 8/12/14             300,000       336,721
Fifth Third Bank
  4.75%, due 2/1/15               250,000       266,051
Goldman Sachs Group, Inc.
  (The)
  5.15%, due 1/15/14              625,000       681,679
  5.35%, due 1/15/16              350,000       385,605
  5.95%, due 1/18/18            1,000,000     1,111,291
  6.00%, due 6/15/20              300,000       333,393
  6.25%, due 9/1/17               350,000       395,509
HSBC Bank USA N.A.
  4.625%, due 4/1/14              925,000       991,788
JPMorgan Chase & Co.
  2.20%, due 6/15/12 (c)        1,000,000     1,028,351
  4.40%, due 7/22/20            1,000,000     1,017,585
  5.15%, due 10/1/15              500,000       552,121
JPMorgan Chase Bank N.A.
  6.00%, due 10/1/17              785,000       893,377
KeyBank N.A.
  5.80%, due 7/1/14               375,000       410,972
Marshall & Ilsley Bank
  5.00%, due 1/17/17              150,000       141,806
Mercantile Bankshares Corp.
  Series B
  4.625%, due 4/15/13             100,000       106,410
Morgan Stanley
  Series E
  5.45%, due 1/9/17               425,000       451,284
  5.50%, due 7/24/20            1,100,000     1,144,768
  6.25%, due 8/28/17              310,000       341,955
PNC Bank N.A.
  5.25%, due 1/15/17              175,000       189,943
PNC Funding Corp.
  5.125%, due 2/8/20              100,000       108,528
Sanwa Bank, Ltd.
  7.40%, due 6/15/11              100,000       103,583
State Street Bank & Trust
  Co.
  5.25%, due 10/15/18             100,000       113,148
SunTrust Banks, Inc.
  5.40%, due 4/1/20                15,000        15,171
U.S. Bancorp
  1.80%, due 5/15/12 (c)          700,000       714,790
U.S. Bank N.A.
  4.80%, due 4/15/15              100,000       111,773
UBS A.G.
  7.75%, due 9/1/26               100,000       114,906
Wachovia Bank N.A.
  4.875%, due 2/1/15              575,000       625,164
  5.00%, due 8/15/15               50,000        55,173
  5.60%, due 3/15/16              200,000       224,339
  6.60%, due 1/15/38              300,000       332,419
Wachovia Corp.
  5.25%, due 8/1/14               100,000       108,590
  5.50%, due 8/1/35               125,000       117,479
Wells Fargo & Co.
  3.75%, due 10/1/14              250,000       267,424
Wells Fargo Bank N.A.
  5.75%, due 5/16/16              350,000       397,209
  5.95%, due 8/26/36              150,000       152,846
                                           ------------
                                             23,648,219
                                           ------------

BEVERAGES 0.4%
Anheuser-Busch Cos., Inc.
  6.45%, due 9/1/37               250,000       288,909
Anheuser-Busch InBev
  Worldwide, Inc.
  3.00%, due 10/15/12             500,000       519,708
Bottling Group LLC
  5.50%, due 4/1/16               100,000       118,365
Coca-Cola Enterprises, Inc.
  7.00%, due 10/1/26              100,000       125,976
  8.50%, due 2/1/22               252,000       355,835
Dr. Pepper Snapple Group,
  Inc.
  2.35%, due 12/21/12             200,000       205,457
  6.12%, due 5/1/13               100,000       111,999
Pepsi Bottling Group, Inc.
  7.00%, due 3/1/29                60,000        76,825
PepsiCo., Inc.
  5.00%, due 6/1/18               500,000       569,291
  5.15%, due 5/15/12              250,000       266,594
                                           ------------
                                              2,638,959
                                           ------------

BIOTECHNOLOGY 0.1%
Amgen, Inc.
  3.45%, due 10/1/20              150,000       150,495
  4.85%, due 11/18/14             100,000       113,721
  5.85%, due 6/1/17               150,000       179,331
  6.40%, due 2/1/39               100,000       116,991


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Genentech, Inc.
  4.75%, due 7/15/15          $   100,000  $    113,719
                                           ------------
                                                674,257
                                           ------------

BUILDING MATERIALS 0.0%++
CRH America, Inc.
  5.30%, due 10/15/13             100,000       107,640
  6.00%, due 9/30/16              100,000       112,383
                                           ------------
                                                220,023
                                           ------------

CHEMICALS 0.4%
Air Products & Chemicals,
  Inc.
  4.15%, due 2/1/13               100,000       105,836
Dow Chemical Co. (The)
  6.00%, due 10/1/12              850,000       921,119
E.I. du Pont de Nemours &
  Co.
  3.625%, due 1/15/21              50,000        50,877
  4.625%, due 1/15/20             200,000       220,871
  4.75%, due 11/15/12             280,000       301,134
Eastman Chemical Co.
  7.25%, due 1/15/24              100,000       120,999
Lubrizol Corp.
  5.50%, due 10/1/14              100,000       111,922
Monsanto Co.
  7.375%, due 8/15/12             100,000       110,952
PPG Industries, Inc.
  5.75%, due 3/15/13              100,000       109,531
Praxair, Inc.
  3.95%, due 6/1/13               200,000       215,040
Rohm & Haas Co.
  7.85%, due 7/15/29              100,000       112,374
Valspar Corp.
  5.625%, due 5/1/12              250,000       265,065
                                           ------------
                                              2,645,720
                                           ------------

COMMERCIAL SERVICES 0.1%
McKesson Corp.
  5.70%, due 3/1/17                50,000        57,266
R.R. Donnelley & Sons Co.
  5.50%, due 5/15/15              100,000       104,684
Science Applications
  International Corp.
  6.25%, due 7/1/12               100,000       108,393
Western Union Co. (The)
  5.93%, due 10/1/16              130,000       152,165
                                           ------------
                                                422,508
                                           ------------

COMPUTERS 0.3%
Dell, Inc.
  4.70%, due 4/15/13              175,000       190,279
Electronic Data Systems
  Corp.
  Series B
  6.00%, due 8/1/13               100,000       113,555
Hewlett-Packard Co.
  5.25%, due 3/1/12               350,000       371,065
International Business
  Machines Corp.
  5.70%, due 9/14/17              700,000       836,209
  5.875%, due 11/29/32            100,000       114,679
  6.50%, due 1/15/28              100,000       122,674
  7.50%, due 6/15/13              100,000       117,212
  8.375%, due 11/1/19             100,000       138,934
                                           ------------
                                              2,004,607
                                           ------------

COSMETICS & PERSONAL CARE 0.1%
Colgate-Palmolive Co.
  3.15%, due 8/5/15               100,000       108,152
Procter & Gamble Co. (The)
  4.70%, due 2/15/19              250,000       282,463
  4.85%, due 12/15/15              75,000        86,927
  5.55%, due 3/5/37               100,000       112,432
  5.80%, due 8/15/34               75,000        86,379
                                           ------------
                                                676,353
                                           ------------

DIVERSIFIED FINANCIAL SERVICES 0.5%
General Electric Capital
  Corp.
  5.00%, due 1/8/16               375,000       413,652
  5.40%, due 2/15/17              200,000       220,972
  5.875%, due 1/14/38             525,000       533,918
  6.00%, due 6/15/12            1,125,000     1,213,337
  Series A
  6.75%, due 3/15/32              650,000       725,024
                                           ------------
                                              3,106,903
                                           ------------

ELECTRIC 1.3%
Alabama Power Co.
  5.55%, due 2/1/17                50,000        57,473
Alliant Energy Corp.
  4.00%, due 10/15/14             100,000       106,570
Appalachian Power Co.
  Series H
  5.95%, due 5/15/33              100,000       101,908
Arizona Public Service Co.
  6.375%, due 10/15/11            100,000       105,130
Baltimore Gas & Electric Co.
  6.125%, due 7/1/13              100,000       112,010
CenterPoint Energy Houston
  Electric LLC
  Series K2
  6.95%, due 3/15/33              100,000       117,845
Commonwealth Edison Co.
  6.15%, due 9/15/17              300,000       353,872


12    MainStay Indexed Bond Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

ELECTRIC (CONTINUED)
Consolidated Edison Co. of
  New York, Inc.
  6.20%, due 6/15/36          $   100,000  $    114,107
  6.30%, due 8/15/37              225,000       262,459
Constellation Energy Group,
  Inc.
  7.60%, due 4/1/32               100,000       120,550
Consumers Energy Co.
  Series B
  5.375%, due 4/15/13             100,000       109,787
Detroit Edison Co. (The)
  6.40%, due 10/1/13              275,000       315,334
Dominion Resources, Inc.
  5.15%, due 7/15/15              100,000       114,777
Duke Energy Carolinas LLC
  5.30%, due 2/15/40              150,000       157,177
  6.00%, due 1/15/38              200,000       228,013
Entergy Mississippi, Inc.
  5.15%, due 2/1/13                75,000        80,495
FirstEnergy Corp.
  Series B
  6.45%, due 11/15/11              11,000        11,494
  Series C
  7.375%, due 11/15/31            200,000       215,174
Florida Power & Light
  5.55%, due 11/1/17              100,000       118,306
  5.95%, due 10/1/33              100,000       111,447
Florida Power Corp.
  6.35%, due 9/15/37              150,000       177,325
Georgia Power Co.
  4.75%, due 9/1/40               150,000       139,881
  5.65%, due 3/1/37               100,000       106,153
Indiana Michigan Power Co.
  7.00%, due 3/15/19               50,000        61,116
Jersey Central Power & Light
  Co.
  7.35%, due 2/1/19                35,000        43,262
Kansas City Power & Light
  Co.
  6.50%, due 11/15/11              50,000        52,533
MidAmerican Energy Holdings
  Co.
  5.875%, due 10/1/12             100,000       108,929
Nevada Power Co.
  6.50%, due 4/15/12               50,000        53,619
  6.50%, due 8/1/18               150,000       181,258
NiSource Finance Corp.
  6.15%, due 3/1/13               175,000       193,704
Ohio Power Co.
  Series K
  6.00%, due 6/1/16                50,000        58,343
  Series G
  6.60%, due 2/15/33              150,000       171,092
Oncor Electric Delivery Co.
  LLC
  5.00%, due 9/30/17 (d)(e)       100,000       111,206
  7.00%, due 9/1/22               100,000       124,883
Pacific Gas & Electric Co.
  5.625%, due 11/30/17            500,000       579,503
PacifiCorp
  6.25%, due 10/15/37             300,000       350,373
Peco Energy Co.
  5.95%, due 10/1/36              100,000       112,188
PPL Energy Supply LLC
  5.40%, due 8/15/14              100,000       110,777
Progress Energy, Inc.
  5.625%, due 1/15/16             250,000       287,180
PSE&G Power LLC
  5.125%, due 4/15/20              80,000        87,260
  8.625%, due 4/15/31              50,000        65,364
PSI Energy, Inc.
  5.00%, due 9/15/13              100,000       110,816
Public Service Electric &
  Gas Co.
  Series D
  5.25%, due 7/1/35                50,000        51,779
Puget Sound Energy, Inc.
  6.274%, due 3/15/37             100,000       110,743
San Diego Gas & Electric Co.
  5.35%, due 5/15/35              175,000       187,549
SCANA Corp.
  6.25%, due 2/1/12               100,000       106,104
South Carolina Electric &
  Gas Co.
  6.05%, due 1/15/38              100,000       112,338
  6.50%, due 11/1/18               90,000       111,780
Southern California Edison
  Co.
  4.50%, due 9/1/40               175,000       162,857
  6.00%, due 1/15/34              100,000       113,676
Union Electric Co.
  4.65%, due 10/1/13              100,000       108,780
  5.40%, due 2/1/16               100,000       114,686
Virginia Electric and Power
  Co.
  5.00%, due 6/30/19              120,000       136,567
  6.00%, due 1/15/36              100,000       113,032
  6.00%, due 5/15/37              125,000       141,515
Xcel Energy, Inc.
  6.50%, due 7/1/36               200,000       228,908
                                           ------------
                                              8,001,007
                                           ------------

ELECTRICAL COMPONENTS & EQUIPMENT 0.1%
Cooper Industries, Inc.
  5.25%, due 11/15/12              50,000        54,244
Emerson Electric Co.
  4.25%, due 11/15/20             400,000       436,157
                                           ------------
                                                490,401
                                           ------------



The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

ENVIRONMENTAL CONTROLS 0.1%
Republic Services, Inc.
  5.00%, due 3/1/20           $   300,000  $    326,463
  6.75%, due 8/15/11               50,000        52,161
Waste Management, Inc.
  5.00%, due 3/15/14               50,000        55,293
  7.125%, due 12/15/17            100,000       122,529
  7.75%, due 5/15/32               75,000        93,280
                                           ------------
                                                649,726
                                           ------------

FINANCE--COMMERCIAL 0.0%++
Caterpillar Financial
  Services Corp.
  6.20%, due 9/30/13              250,000       286,710
                                           ------------


FINANCE--CONSUMER LOANS 0.4%
American General Finance
  Corp.
  Series H
  4.00%, due 3/15/11              250,000       247,500
  Series I
  5.40%, due 12/1/15              350,000       284,375
HSBC Finance Corp.
  5.50%, due 1/19/16              850,000       944,074
John Deere Capital Corp.
  1.875%, due 6/17/13             250,000       256,703
  7.00%, due 3/15/12              250,000       271,899
SLM Corp.
  5.625%, due 8/1/33              250,000       192,500
                                           ------------
                                              2,197,051
                                           ------------

FINANCE--CREDIT CARD 0.4%
American Express Co.
  5.50%, due 9/12/16               75,000        85,655
  6.15%, due 8/28/17              525,000       605,239
American Express Credit
  Corp.
  7.30%, due 8/20/13              600,000       686,124
Capital One Bank
  5.125%, due 2/15/14             100,000       109,147
Capital One Bank USA N.A.
  8.80%, due 7/15/19              500,000       634,203
Capital One Financial Corp.
  5.25%, due 2/21/17              100,000       107,765
                                           ------------
                                              2,228,133
                                           ------------

FINANCE--INVESTMENT BANKER/BROKER 0.4%
Bear Stearns Cos., Inc.
  (The)
  7.25%, due 2/1/18               400,000       488,077
Credit Suisse First Boston
  USA, Inc.
  4.875%, due 1/15/15             575,000       640,020
  5.125%, due 1/15/14             100,000       110,814
  6.50%, due 1/15/12              250,000       267,027
Merrill Lynch & Co., Inc.
  Series C
  5.00%, due 1/15/15              150,000       157,546
  Series B
  5.30%, due 9/30/15              250,000       272,144
  5.70%, due 5/2/17               100,000       102,704
  6.40%, due 8/28/17              400,000       435,809
                                           ------------
                                              2,474,141
                                           ------------

FINANCE--MORTGAGE LOAN/BANKER 0.0%++
Countrywide Financial Corp.
  6.25%, due 5/15/16              200,000       213,322
                                           ------------


FINANCE--OTHER SERVICES 0.1%
Mellon Funding Corp.
  5.00%, due 12/1/14              250,000       280,012
National Rural Utilities
  Cooperative Finance Corp.
  1.90%, due 11/1/15               50,000        50,090
  5.45%, due 2/1/18               150,000       172,037
  8.00%, due 3/1/32                75,000        98,399
                                           ------------
                                                600,538
                                           ------------

FOOD 0.6%
Campbell Soup Co.
  4.50%, due 2/15/19              250,000       277,701
  4.875%, due 10/1/13             100,000       111,933
ConAgra Foods, Inc.
  7.00%, due 10/1/28              100,000       116,444
Corn Products International,
  Inc.
  4.625%, due 11/1/20              50,000        51,797
General Mills, Inc.
  5.65%, due 9/10/12               65,000        70,721
  5.70%, due 2/15/17              100,000       118,019
Hershey Co. (The)
  5.45%, due 9/1/16               100,000       115,901
Kellogg Co.
  Series B
  7.45%, due 4/1/31               150,000       196,436
Kraft Foods, Inc.
  4.125%, due 2/9/16              500,000       544,307
  5.25%, due 10/1/13              100,000       110,808
  5.375%, due 2/10/20             250,000       280,091
  6.125%, due 2/1/18              250,000       294,505
  6.50%, due 8/11/17              225,000       270,411
Kroger Co. (The)
  5.50%, due 2/1/13               250,000       273,408
  6.40%, due 8/15/17              175,000       207,505
Safeway, Inc.
  5.00%, due 8/15/19              100,000       108,761
  6.35%, due 8/15/17              100,000       117,348


14    MainStay Indexed Bond Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

FOOD (CONTINUED)
Sysco Corp.
  5.375%, due 9/21/35         $   100,000  $    106,349
Unilever Capital Corp.
  5.90%, due 11/15/32             100,000       115,798
                                           ------------
                                              3,488,243
                                           ------------

FOREST PRODUCTS & PAPER 0.1%
International Paper Co.
  5.25%, due 4/1/16               100,000       109,895
  5.30%, due 4/1/15               250,000       277,073
Weyerhaeuser Co.
  6.75%, due 3/15/12              200,000       213,059
  7.375%, due 3/15/32             100,000       101,403
                                           ------------
                                                701,430
                                           ------------

GAS 0.1%
AGL Capital Corp.
  4.45%, due 4/15/13              100,000       107,085
Sempra Energy
  6.00%, due 2/1/13               100,000       110,119
  6.50%, due 6/1/16                75,000        90,475
                                           ------------
                                                307,679
                                           ------------

HAND & MACHINE TOOLS 0.0%++
Black & Decker Corp.
  4.75%, due 11/1/14               50,000        54,750
                                           ------------


HEALTH CARE--PRODUCTS 0.2%
Baxter International, Inc.
  4.625%, due 3/15/15              50,000        56,241
  5.90%, due 9/1/16               100,000       120,859
CareFusion Corp.
  5.125%, due 8/1/14              100,000       110,831
Johnson & Johnson
  5.15%, due 7/15/18              250,000       293,214
  6.95%, due 9/1/29               100,000       128,047
Medtronic, Inc.
  4.45%, due 3/15/20              100,000       109,198
  Series B
  4.75%, due 9/15/15               50,000        57,219
St. Jude Medical, Inc.
  3.75%, due 7/15/14              150,000       161,732
                                           ------------
                                              1,037,341
                                           ------------

HEALTH CARE--SERVICES 0.2%
Aetna, Inc.
  6.00%, due 6/15/16              175,000       206,598
CIGNA Corp.
  5.125%, due 6/15/20             150,000       162,928
Quest Diagnostics, Inc.
  4.75%, due 1/30/20              100,000       102,704
UnitedHealth Group, Inc.
  5.375%, due 3/15/16             100,000       114,388
  6.00%, due 6/15/17              330,000       383,413
WellPoint, Inc.
  5.95%, due 12/15/34             250,000       257,454
  6.80%, due 8/1/12               100,000       109,792
                                           ------------
                                              1,337,277
                                           ------------

HOME BUILDERS 0.0%++
MDC Holdings, Inc.
  5.375%, due 7/1/15               50,000        51,818
Toll Brothers Finance Corp.
  5.15%, due 5/15/15               50,000        51,174
                                           ------------
                                                102,992
                                           ------------

HOUSEHOLD PRODUCTS & WARES 0.1%
Clorox Co. (The)
  5.00%, due 1/15/15               50,000        56,120
Fortune Brands, Inc.
  5.375%, due 1/15/16             100,000       106,968
Kimberly-Clark Corp.
  6.375%, due 1/1/28              100,000       116,214
  6.625%, due 8/1/37              100,000       124,331
                                           ------------
                                                403,633
                                           ------------

HOUSEWARES 0.0%++
Newell Rubbermaid, Inc.
  6.75%, due 3/15/12               50,000        53,381
                                           ------------


INSURANCE 1.0%
Ace INA Holdings, Inc.
  5.70%, due 2/15/17               60,000        67,734
  5.875%, due 6/15/14             105,000       119,873
Aegon Funding Corp.
  5.75%, due 12/15/20             100,000       107,584
AIG SunAmerica Global
  Financing VI
  6.30%, due 5/10/11 (d)          250,000       256,250
Allstate Corp. (The)
  5.00%, due 8/15/14              425,000       475,515
American International
  Group, Inc.
  5.85%, due 1/16/18              300,000       317,250
  6.25%, due 5/1/36               200,000       199,250
Aon Corp.
  7.375%, due 12/14/12            100,000       109,924
Assurant, Inc.
  5.625%, due 2/15/14             100,000       107,090
Berkshire Hathaway Finance
  Corp.
  4.85%, due 1/15/15              400,000       451,826
  5.00%, due 8/15/13              500,000       555,321
Chubb Corp.
  5.20%, due 4/1/13               100,000       109,893
  5.75%, due 5/15/18              100,000       115,542


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Genworth Financial, Inc.
  Class A
  4.95%, due 10/1/15          $    75,000  $     76,330
  5.75%, due 6/15/14               50,000        53,455
Hartford Financial Services
  Group, Inc.
  5.50%, due 3/30/20              150,000       153,342
Hartford Life Global Funding
  Trusts
  5.20%, due 2/15/11              155,000       156,725
Lincoln National Corp.
  4.75%, due 2/15/14              150,000       160,076
Marsh & McLennan Cos., Inc.
  5.375%, due 7/15/14             100,000       109,076
MetLife Global Funding I
  5.125%, due 6/10/14 (d)         220,000       245,278
MetLife, Inc.
  4.75%, due 2/8/21               300,000       317,398
  5.70%, due 6/15/35              100,000       104,348
Nationwide Financial
  Services, Inc.
  5.10%, due 10/1/15               25,000        26,901
Pricoa Global Funding I
  4.625%, due 6/25/12 (d)         100,000       105,692
Principal Financial Group,
  Inc.
  6.05%, due 10/15/36             100,000       100,126
Progressive Corp. (The)
  6.25%, due 12/1/32               50,000        52,251
  6.375%, due 1/15/12             200,000       210,917
Protective Life Corp.
  4.875%, due 11/1/14             100,000       107,902
Prudential Financial, Inc.
  Series B
  5.10%, due 9/20/14              250,000       274,137
  5.70%, due 12/14/36             200,000       197,312
St. Paul Travelers Cos.,
  Inc. (The)
  5.50%, due 12/1/15              100,000       115,335
  6.75%, due 6/20/36               75,000        88,883
Travelers Cos., Inc. (The)
  5.375%, due 6/15/12             100,000       107,039
Travelers Property Casualty
  Corp.
  5.00%, due 3/15/13              100,000       109,242
                                           ------------
                                              5,864,817
                                           ------------

INTERNET 0.0%++
Symantec Corp.
  2.75%, due 9/15/15               50,000        50,752
                                           ------------



INVESTMENT MANAGEMENT/ADVISORY SERVICES 0.0%++
Ameriprise Financial, Inc.
  5.35%, due 11/15/10               3,000         3,005
                                           ------------


IRON & STEEL 0.1%
Nucor Corp.
  4.125%, due 9/15/22              50,000        50,916
  5.00%, due 12/1/12              245,000       265,302
                                           ------------
                                                316,218
                                           ------------

LODGING 0.0%++
Marriott International, Inc.
  5.625%, due 2/15/13              50,000        54,171
Wyndham Worldwide Corp.
  6.00%, due 12/1/16               50,000        53,394
                                           ------------
                                                107,565
                                           ------------

MACHINERY--CONSTRUCTION & MINING 0.1%
Caterpillar, Inc.
  6.05%, due 8/15/36              313,000       366,367
                                           ------------


MACHINERY--DIVERSIFIED 0.0%++
Deere & Co.
  4.375%, due 10/16/19            100,000       109,900
  7.125%, due 3/3/31              125,000       159,213
                                           ------------
                                                269,113
                                           ------------

MEDIA 1.0%
Comcast Corp.
  4.95%, due 6/15/16              100,000       112,193
  5.65%, due 6/15/35              200,000       197,447
  5.875%, due 2/15/18             525,000       606,565
  6.45%, due 3/15/37              250,000       274,780
Cox Communications, Inc.
  5.45%, due 12/15/14             100,000       113,354
  7.125%, due 10/1/12             200,000       221,597
DIRECTV Holdings LLC
  5.20%, due 3/15/20              250,000       271,523
Discovery Communications LLC
  6.35%, due 6/1/40               105,000       115,017
Historic TW, Inc.
  6.625%, due 5/15/29             250,000       280,332
NBC Universal, Inc.
  5.15%, due 4/30/20 (d)          500,000       542,573
News America, Inc.
  5.30%, due 12/15/14             300,000       341,938
  6.40%, due 12/15/35             175,000       189,791
  7.25%, due 5/18/18              100,000       124,259
Time Warner Cable, Inc.
  6.20%, due 7/1/13               500,000       563,124
  6.55%, due 5/1/37               275,000       306,473
  6.75%, due 7/1/18               250,000       300,004
Time Warner Cos., Inc.
  6.95%, due 1/15/28              200,000       229,376
Time Warner, Inc.
  7.625%, due 4/15/31             375,000       456,481


16    MainStay Indexed Bond Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

MEDIA (CONTINUED)
Viacom, Inc.
  5.625%, due 8/15/12         $   350,000  $    373,242
  6.875%, due 4/30/36             250,000       291,593
Walt Disney Co. (The)
  6.375%, due 3/1/12              250,000       268,738
                                           ------------
                                              6,180,400
                                           ------------

MINING 0.1%
Alcoa, Inc.
  5.72%, due 2/23/19              187,000       191,574
  5.95%, due 2/1/37               100,000        94,667
Newmont Mining Corp.
  5.125%, due 10/1/19             150,000       170,114
Vulcan Materials Co.
  6.30%, due 6/15/13              150,000       163,075
                                           ------------
                                                619,430
                                           ------------

MISCELLANEOUS--MANUFACTURING 0.3%
3M Co.
  5.70%, due 3/15/37              150,000       170,950
Danaher Corp.
  5.625%, due 1/15/18             100,000       118,978
Dover Corp.
  5.45%, due 3/15/18              100,000       117,486
General Electric Co.
  5.25%, due 12/6/17              500,000       562,933
Honeywell International,
  Inc.
  5.30%, due 3/1/18               250,000       291,507
  5.70%, due 3/15/37              100,000       111,129
ITT Corp.
  4.90%, due 5/1/14               250,000       276,453
                                           ------------
                                              1,649,436
                                           ------------

OFFICE EQUIPMENT/SUPPLIES 0.1%
Pitney Bowes, Inc.
  5.75%, due 9/15/17              100,000       108,117
Xerox Corp.
  6.35%, due 5/15/18              100,000       116,967
  6.40%, due 3/15/16              160,000       188,755
                                           ------------
                                                413,839
                                           ------------

OIL & GAS 0.6%
Amerada Hess Corp.
  7.30%, due 8/15/31              100,000       120,712
Anadarko Petroleum Corp.
  5.95%, due 9/15/16              325,000       355,436
  6.45%, due 9/15/36              150,000       149,238
Apache Corp.
  5.10%, due 9/1/40               150,000       149,757
Burlington Resources, Inc.
  7.375%, due 3/1/29              104,000       125,783
Chevron Corp.
  4.95%, due 3/3/19               250,000       289,493
ConocoPhillips
  5.75%, due 2/1/19               250,000       299,469
  5.90%, due 10/15/32             250,000       279,413
Devon Energy Corp.
  5.625%, due 1/15/14             100,000       112,872
  7.95%, due 4/15/32               50,000        67,330
Marathon Oil Corp.
  6.00%, due 10/1/17              100,000       117,450
  6.80%, due 3/15/32              100,000       117,613
Occidental Petroleum Corp.
  4.125%, due 6/1/16              250,000       280,713
Pemex Project Funding Master
  Trust
  6.625%, due 6/15/35             425,000       471,396
Valero Energy Corp.
  4.50%, due 2/1/15               175,000       187,840
  6.625%, due 6/15/37             100,000       101,056
  7.50%, due 4/15/32              100,000       108,073
XTO Energy, Inc.
  4.90%, due 2/1/14                75,000        84,341
                                           ------------
                                              3,417,985
                                           ------------

OIL & GAS SERVICES 0.1%
Halliburton Co.
  6.15%, due 9/15/19              250,000       298,851
Weatherford International,
  Inc.
  6.35%, due 6/15/17              225,000       257,007
                                           ------------
                                                555,858
                                           ------------

PHARMACEUTICALS 0.7%
Abbott Laboratories
  5.875%, due 5/15/16             200,000       241,139
  6.15%, due 11/30/37             225,000       263,895
Allergan, Inc.
  5.75%, due 4/1/16                50,000        59,285
Bristol-Myers Squibb Co.
  5.45%, due 5/1/18               100,000       118,151
  5.875%, due 11/15/36            150,000       170,178
  7.15%, due 6/15/23               50,000        66,010
Cardinal Health, Inc.
  5.50%, due 6/15/13               50,000        54,905
Eli Lilly & Co.
  4.50%, due 3/15/18              100,000       109,893
  7.125%, due 6/1/25              100,000       129,439
GlaxoSmithKline Capital,
  Inc.
  4.375%, due 4/15/14             200,000       221,085
  6.375%, due 5/15/38             250,000       302,807
Mead Johnson Nutrition Co.
  3.50%, due 11/1/14              250,000       264,525


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Merck & Co., Inc.
  4.75%, due 3/1/15           $   100,000  $    114,003
  5.00%, due 6/30/19              250,000       288,829
Novartis Capital Corp.
  4.125%, due 2/10/14             100,000       109,477
Pfizer, Inc.
  6.20%, due 3/15/19              650,000       796,933
Schering-Plough Corp.
  6.00%, due 9/15/17              250,000       303,234
  6.50%, due 12/1/33              100,000       123,608
Teva Pharmaceutical Finance
  LLC
  6.15%, due 2/1/36                50,000        57,818
Wyeth
  5.50%, due 3/15/13              100,000       110,678
  6.00%, due 2/15/36              200,000       228,192
  6.45%, due 2/1/24               100,000       124,291
                                           ------------
                                              4,258,375
                                           ------------

PIPELINES 0.4%
Duke Capital LLC
  6.75%, due 2/15/32              125,000       138,044
Energy Transfer Partners,
  L.P.
  5.95%, due 2/1/15               130,000       145,170
  6.70%, due 7/1/18               100,000       116,107
Enterprise Products
  Operating, L.P.
  Series B
  6.875%, due 3/1/33              200,000       223,738
Kinder Morgan Energy
  Partners, L.P.
  5.00%, due 12/15/13             150,000       164,318
  5.80%, due 3/15/35              250,000       243,619
ONEOK Partners, L.P.
  6.15%, due 10/1/16              200,000       233,863
Plains All American
  Pipeline, L.P./PAA Finance
  Corp.
  6.65%, due 1/15/37               65,000        69,284
Spectra Energy Capital LLC
  6.20%, due 4/15/18               50,000        57,729
Tennessee Gas Pipeline Co.
  7.50%, due 4/1/17               300,000       353,021
Williams Cos., Inc.
  8.75%, due 3/15/32              185,000       222,532
Williams Partners, L.P.
  3.80%, due 2/15/15              300,000       317,594
                                           ------------
                                              2,285,019
                                           ------------

REAL ESTATE 0.0%++
Colonial Realty, L.P.
  4.80%, due 4/1/11                14,000        13,924
ERP Operating, L.P.
  5.125%, due 3/15/16              50,000        54,950
  5.375%, due 8/1/16               50,000        55,647
Regency Centers, L.P.
  5.25%, due 8/1/15               100,000       108,115
                                           ------------
                                                232,636
                                           ------------

REAL ESTATE INVESTMENT TRUSTS 0.2%
AvalonBay Communities, Inc.
  4.95%, due 3/15/13              100,000       107,759
Boston Properties, Inc.
  6.25%, due 1/15/13              100,000       110,026
Camden Property Trust
  5.00%, due 6/15/15              100,000       109,330
Hospitality Properties Trust
  5.125%, due 2/15/15              50,000        51,896
Kimco Realty Corp.
  5.783%, due 3/15/16              50,000        55,383
Liberty Property, L.P.
  5.125%, due 3/2/15              100,000       109,850
ProLogis
  5.625%, due 11/15/15            100,000       106,053
  6.625%, due 5/15/18              50,000        53,709
Simon Property Group, L.P.
  5.25%, due 12/1/16              450,000       506,603
                                           ------------
                                              1,210,609
                                           ------------

RETAIL 0.5%
Costco Wholesale Corp.
  5.50%, due 3/15/17              100,000       118,511
CVS Caremark Corp.
  4.75%, due 5/18/20              150,000       163,697
  4.875%, due 9/15/14              50,000        55,872
  6.25%, due 6/1/27               175,000       194,825
Home Depot, Inc.
  5.40%, due 3/1/16               200,000       229,415
  5.875%, due 12/16/36            250,000       259,708
Lowe's Cos., Inc.
  6.65%, due 9/15/37              100,000       119,541
  6.875%, due 2/15/28             100,000       118,923
McDonalds Corp.
  5.80%, due 10/15/17             310,000       370,398
Target Corp.
  6.00%, due 1/15/18              250,000       301,839
  6.50%, due 10/15/37             150,000       176,638
Wal-Mart Stores, Inc.
  1.50%, due 10/25/15             250,000       248,901
  5.375%, due 4/5/17              350,000       413,408
  6.50%, due 8/15/37              350,000       419,364


18    MainStay Indexed Bond Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

RETAIL (CONTINUED)
Yum! Brands, Inc.
  6.25%, due 3/15/18          $   130,000  $    154,000
                                           ------------
                                              3,345,040
                                           ------------

SOFTWARE 0.2%
Microsoft Corp.
  3.00%, due 10/1/20              200,000       198,638
  4.20%, due 6/1/19               250,000       275,318
Oracle Corp.
  5.00%, due 7/8/19               250,000       284,877
  5.25%, due 1/15/16              250,000       291,262
                                           ------------
                                              1,050,095
                                           ------------

TELECOMMUNICATIONS 0.8%
AT&T, Inc.
  6.30%, due 1/15/38              300,000       330,149
  6.80%, due 5/15/36              265,000       306,046
BellSouth Corp.
  6.00%, due 11/15/34             100,000       103,272
  6.875%, due 10/15/31            250,000       282,437
Cisco Systems, Inc.
  4.45%, due 1/15/20              250,000       275,352
  5.50%, due 2/22/16              425,000       503,223
Embarq Corp.
  7.995%, due 6/1/36              200,000       218,523
Harris Corp.
  5.00%, due 10/1/15               50,000        55,013
Motorola, Inc.
  7.50%, due 5/15/25              100,000       118,017
New Cingular Wireless
  Services, Inc.
  8.125%, due 5/1/12              100,000       110,800
  8.75%, due 3/1/31               100,000       140,288
SBC Communications, Inc.
  5.10%, due 9/15/14              700,000       785,838
  6.15%, due 9/15/34              250,000       266,353
Verizon Communications, Inc.
  5.85%, due 9/15/35              300,000       318,460
  6.10%, due 4/15/18              170,000       202,272
  6.35%, due 4/1/19               250,000       306,751
  6.40%, due 2/15/38              175,000       198,533
Verizon Global Funding Corp.
  7.75%, due 12/1/30              350,000       442,641
                                           ------------
                                              4,963,968
                                           ------------

TEXTILES 0.0%++
Cintas Corp.
  6.00%, due 6/1/12               100,000       107,704
                                           ------------


TRANSPORTATION 0.4%
Burlington Northern Santa Fe
  LLC
  4.70%, due 10/1/19              400,000       437,103
  5.75%, due 5/1/40               300,000       318,165
  6.15%, due 5/1/37               175,000       193,910
  6.20%, due 8/15/36               50,000        55,677
CSX Corp.
  5.60%, due 5/1/17               100,000       114,561
CSX Transportation, Inc.
  7.875%, due 5/15/43             100,000       128,299
FedEx Corp.
  8.00%, due 1/15/19               50,000        64,427
Norfolk Southern Corp.
  7.05%, due 5/1/37               100,000       123,980
  7.25%, due 2/15/31              100,000       123,289
Southwest Airlines Co.
  5.25%, due 10/1/14               75,000        80,916
Union Pacific Corp.
  5.375%, due 5/1/14              250,000       282,184
  5.65%, due 5/1/17               100,000       115,424
  6.125%, due 1/15/12             100,000       105,735
  6.65%, due 1/15/11              100,000       101,209
  7.00%, due 2/1/16                50,000        61,223
United Parcel Service, Inc.
  5.50%, due 1/15/18              100,000       118,524
  6.20%, due 1/15/38              200,000       238,822
                                           ------------
                                              2,663,448
                                           ------------

TRUCKING & LEASING 0.0%++
TTX Co.
  5.00%, due 4/1/12 (d)           100,000       104,372
                                           ------------


WATER 0.0%++
American Water Capital Corp.
  6.085%, due 10/15/17            100,000       115,644
                                           ------------
Total Corporate Bonds
  (Cost $97,024,247)                        105,748,720
                                           ------------


FOREIGN GOVERNMENT BONDS 1.5%
-------------------------------------------------------

FOREIGN GOVERNMENTS 1.5%
Federal Republic of Brazil
  6.00%, due 1/17/17            2,200,000     2,597,100
Malaysian Government
  7.50%, due 7/15/11              100,000       102,997
Province of Manitoba Canada
  2.125%, due 4/22/13             250,000       258,073
Province of Ontario
  2.625%, due 1/20/12             250,000       256,796
  2.95%, due 2/5/15               250,000       265,504
  4.00%, due 10/7/19              225,000       240,429
  4.10%, due 6/16/14              250,000       275,760


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

                                PRINCIPAL
                                   AMOUNT         VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)

FOREIGN GOVERNMENTS (CONTINUED)
Province of Ontario (continued)
  4.375%, due 2/15/13         $    50,000  $     54,163
  4.95%, due 11/28/16             300,000       348,072

Province of Quebec
  5.125%, due 11/14/16            285,000       332,784
  Series NJ
  7.50%, due 7/15/23              302,000       418,778
Republic of Chile
  5.50%, due 1/15/13              100,000       108,954
Republic of Italy
  6.875%, due 9/27/23             750,000       906,899
Republic of Korea
  5.75%, due 4/16/14              500,000       562,213
Republic of Poland
  5.25%, due 1/15/14              100,000       110,180
Republic of South Africa
  7.375%, due 4/25/12             100,000       108,630
United Mexican States
  5.625%, due 1/15/17             400,000       462,600
  Series MTNA
  5.875%, due 1/15/14           1,500,000     1,695,000
  Series MTNA
  7.50%, due 1/14/12              250,000       269,375
                                           ------------
Total Foreign Government
  Bonds
  (Cost $8,476,093)                           9,374,307
                                           ------------


MORTGAGE-BACKED SECURITIES 3.4%
-------------------------------------------------------

COMMERCIAL MORTGAGE LOANS
  (COLLATERALIZED MORTGAGE OBLIGATIONS) 3.4%
Banc of America Commercial
  Mortgage, Inc.
  Series 2005-4, Class A3
  4.891%, due 7/10/45           2,714,000     2,797,991
Bear Stearns Commercial
  Mortgage Securities
  Series 2007-PW15, Class
  AAB
  5.315%, due 2/11/44           1,350,000     1,473,326
  Series 2006-PW13, Class A3
  5.518%, due 9/11/41             500,000       532,079
Credit Suisse Mortgage
  Capital Certificates
  Series 2006-C5, Class A3
  5.311%, due 12/15/39          2,000,000     2,105,650
Greenwich Capital Commercial
  Funding Corp.
  Series 2005-GG5, Class A5
  5.224%, due 4/10/37 (b)       1,000,000     1,082,049
  Series 2006-GG7, Class A4
  6.08%, due 7/10/38 (f)        1,000,000     1,100,674
X  JP Morgan Chase
  Commercial Mortgage
  Securities Corp.
  Series 2003-CB7, Class A4
  4.879%, due 1/12/38 (f)       1,000,000     1,073,732
  Series 2004-CB9, Class A2
  5.108%, due 6/12/41 (f)       1,679,010     1,707,249
  Series 2007-CB18, Class A4
  5.44%, due 6/12/47            1,245,000     1,313,302
  Series 2007-CB19, Class
  ASB
  5.92%, due 2/12/49 (f)        1,090,000     1,174,814
X  Morgan Stanley Capital I
  Series 2005-IQ10, Class
  AAB
  5.178%, due 9/15/42 (b)       2,168,989     2,294,284
  Series 2007-IQ14, Class
  AAB
  5.654%, due 4/15/49 (b)         500,000       539,586
  Series 2006-IQ11, Class A4
  5.93%, due 10/15/42 (f)       1,400,000     1,563,342
Wachovia Bank Commercial
  Mortgage Trust
  Series 2004-C12, Class A4
  5.48%, due 7/15/41 (f)        1,765,000     1,929,804
                                           ------------
Total Mortgage-Backed
  Securities
  (Cost $14,788,435)                         20,687,882
                                           ------------


MUNICIPAL BONDS 0.3%
-------------------------------------------------------


ARIZONA 0.1%
Salt River Project
  Agricultural Improvement
  and Power District
  Electric System Revenue
  4.839%, due 1/1/41            1,000,000       957,140
                                           ------------


KANSAS 0.2%
Kansas State Department of
  Transportation, Highway
  Revenue
  4.596%, due 9/1/35            1,000,000       990,440
                                           ------------
Total Municipal Bonds
  (Cost $2,025,727)                           1,947,580
                                           ------------


U.S. GOVERNMENT & FEDERAL AGENCIES 71.9%
-------------------------------------------------------


X  FEDERAL HOME LOAN MORTGAGE CORPORATION 2.7%
  2.125%, due 9/21/12           5,500,000     5,677,749
  3.75%, due 3/27/19            2,300,000     2,515,595
  4.50%, due 1/15/15            2,000,000     2,280,484
  4.75%, due 1/19/16            2,000,000     2,323,674
  5.00%, due 7/15/14            1,000,000     1,148,695
  5.125%, due 10/18/16          2,430,000     2,886,340
                                           ------------
                                             16,832,537
                                           ------------



20    MainStay Indexed Bond Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)

X  FEDERAL HOME LOAN MORTGAGE CORPORATION
  (MORTGAGE PASS-THROUGH SECURITIES) 10.8%
  4.00%, due 8/1/20           $   299,873  $    316,432
  4.00%, due 1/1/25               172,418       180,538
  4.00%, due 3/1/25               972,770     1,020,407
  4.00%, due 4/1/25             1,374,578     1,438,901
  4.00%, due 7/1/39             2,178,837     2,244,689
  4.00%, due 12/1/39              982,124     1,011,807
  4.50%, due 4/1/20             1,328,570     1,415,406
  4.50%, due 5/1/25             1,495,669     1,582,210
  4.50%, due 7/1/30               604,412       638,435
  4.50%, due 6/1/34               439,638       464,123
  4.50%, due 6/1/35               552,349       582,420
  4.50%, due 8/1/35               563,787       594,481
  4.50%, due 2/1/39               500,000       524,096
  4.50%, due 6/1/39             7,580,033     7,945,330
  4.50%, due 7/1/39               697,000       730,590
  4.50%, due 1/1/40             1,902,976     1,994,685
  5.00%, due 1/1/25             2,019,371     2,149,466
  5.00%, due 6/1/30               501,494       534,361
  5.00%, due 8/1/30               493,635       525,987
  5.00%, due 8/1/35             5,067,723     5,409,229
  5.00%, due 6/1/37             4,089,902     4,341,230
  5.00%, due 11/1/37              305,713       324,500
  5.00%, due 10/1/39              946,186     1,004,035
  5.00%, due 3/1/40             1,894,987     2,010,844
  5.005%, due 3/1/39              469,207       498,707
  5.019%, due 4/1/39              742,728       789,600
  5.50%, due 2/1/18               267,190       289,171
  5.50%, due 1/1/22               390,418       424,612
  5.50%, due 3/1/23               136,284       147,496
  5.50%, due 6/1/23               300,612       325,343
  5.50%, due 11/1/27              640,992       689,184
  5.50%, due 9/1/35               580,247       626,266
  5.50%, due 4/1/37             5,509,044     5,914,967
  5.50%, due 6/1/37             1,045,202     1,122,215
  5.50%, due 7/1/37               306,634       329,228
  5.50%, due 8/1/37               485,799       524,639
  5.50%, due 11/1/37              494,134       530,543
  5.50%, due 1/1/38               486,965       523,455
  5.50%, due 8/1/38               710,856       762,345
  5.50%, due 12/1/38              777,740       834,074
  5.822%, due 10/1/37           1,320,703     1,412,908
  6.00%, due 8/1/17               196,103       212,968
  6.00%, due 6/1/21               109,641       119,550
  6.00%, due 9/1/21               190,816       208,062
  6.00%, due 11/1/22              160,996       175,244
  6.00%, due 4/1/36               624,864       681,158
  6.00%, due 8/1/36               304,908       332,377
  6.00%, due 2/1/37               972,776     1,060,413
  6.00%, due 8/1/37               970,117     1,052,664
  6.00%, due 11/1/37            1,889,499     2,050,275
  6.00%, due 9/1/38               881,162       972,896
  6.00%, due 10/1/38              104,293       113,069
  6.00%, due 12/1/39              962,933     1,044,869
  6.135%, due 10/1/36           1,041,199     1,124,310
  6.50%, due 4/1/11                   204           207
  6.50%, due 5/1/11                   585           642
  6.50%, due 10/1/11                  537           553
  6.50%, due 6/1/14                11,223        11,937
  6.50%, due 4/1/17                 8,073         8,852
  6.50%, due 5/1/17                28,262        31,114
  6.50%, due 11/1/25               24,265        26,944
  6.50%, due 5/1/26                 2,594         2,897
  6.50%, due 3/1/27                 8,869         9,974
  6.50%, due 5/1/31                11,582        13,057
  6.50%, due 8/1/31                 9,672        10,904
  6.50%, due 1/1/32                82,322        92,812
  6.50%, due 3/1/32                66,054        74,430
  6.50%, due 4/1/32                28,491        32,104
  6.50%, due 7/1/32                29,504        33,245
  6.50%, due 1/1/34                40,255        45,220
  6.50%, due 1/1/37               364,803       404,108
  6.50%, due 9/1/37               748,642       825,796
  7.00%, due 6/1/11                   483           493
  7.00%, due 11/1/11                  234           242
  7.00%, due 4/1/26                 8,086         9,152
  7.00%, due 7/1/26                   771           873
  7.00%, due 12/1/27               12,193        13,816
  7.00%, due 1/1/30                 6,743         7,657
  7.00%, due 3/1/31                41,087        46,688
  7.00%, due 10/1/31               16,071        18,262
  7.00%, due 3/1/32                62,662        71,205
  7.00%, due 9/1/33               238,017       269,070
  7.00%, due 11/1/36              127,559       142,365
  7.00%, due 12/1/37              308,439       344,011
  7.50%, due 1/1/16                 4,911         5,287
  7.50%, due 1/1/26                 2,310         2,626
  7.50%, due 2/1/32                36,088        41,252
  8.00%, due 7/1/26                 4,524         5,218
                                           ------------
                                             66,479,823
                                           ------------

X  FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.9%
  1.75%, due 2/22/13            3,000,000     3,086,445
  1.875%, due 4/20/12           6,100,000     6,236,487
  2.625%, due 11/20/14          2,000,000     2,125,044
  2.75%, due 3/13/14            1,000,000     1,065,904
  3.00%, due 9/16/14            3,000,000     3,230,412
  4.875%, due 5/18/12           7,000,000     7,487,375


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              21

                                PRINCIPAL
                                   AMOUNT         VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)

X  FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
  6.21%, due 8/6/38           $   475,000  $    611,295
                                           ------------
                                             23,842,962
                                           ------------

X  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) 15.0%
  3.50%, due 10/1/25              499,950       517,974
  3.521%, due 8/1/40              999,520     1,042,449
  4.00%, due 3/1/22               290,662       305,305
  4.00%, due 2/1/25             3,898,282     4,093,448
  4.00%, due 6/1/30               289,789       302,465
  4.00%, due 9/1/40             4,990,691     5,150,104
  4.50%, due 2/1/23             1,083,568     1,149,142
  4.50%, due 3/1/23               231,726       245,750
  4.50%, due 8/1/23               973,599     1,032,518
  4.50%, due 4/1/24             1,847,714     1,954,913
  4.50%, due 3/1/30               786,865       833,564
  4.50%, due 4/1/39            15,566,533    16,358,063
  4.50%, due 12/1/39              500,000       525,424
  5.00%, due 3/1/21                30,995        33,127
  5.00%, due 6/1/22               501,114       534,379
  5.00%, due 4/1/23               250,446       267,046
  5.00%, due 7/1/23             1,370,937     1,461,806
  5.00%, due 1/1/24               308,104       328,526
  5.00%, due 11/1/29              528,327       563,345
  5.00%, due 7/1/30               981,225     1,047,833
  5.00%, due 5/1/37               289,046       307,485
  5.00%, due 6/1/38               643,493       684,407
  5.00%, due 4/1/39               500,000       531,791
  5.00%, due 6/1/39             2,836,015     3,016,938
  5.00%, due 7/1/39             4,324,912     4,599,899
  5.00%, due 10/1/39            2,735,110     2,908,741
  5.00%, due 12/1/39            3,072,643     3,267,701
  5.00%, due 8/1/40             1,176,971     1,251,688
  5.00%, due 9/1/40               284,288       302,335
  5.50%, due 8/1/17                32,916        35,752
  5.50%, due 7/1/22               490,706       532,122
  5.50%, due 11/1/23              234,352       254,131
  5.50%, due 4/1/30               492,946       531,028
  5.50%, due 5/1/35               286,848       309,911
  5.50%, due 6/1/35               198,407       214,359
  5.50%, due 7/1/35             1,059,534     1,144,722
  5.50%, due 8/1/35               627,622       678,084
  5.50%, due 9/1/35               473,454       511,521
  5.50%, due 11/1/35            2,273,212     2,455,983
  5.50%, due 4/1/36               453,693       490,171
  5.50%, due 6/1/36               372,912       401,613
  5.50%, due 1/1/37               564,523       607,971
  5.50%, due 3/1/37             1,835,240     1,971,900
  5.50%, due 4/1/37               183,250       196,896
  5.50%, due 1/1/38             1,467,615     1,576,900
  5.50%, due 3/1/38             6,327,938     6,798,155
  5.50%, due 6/1/38               500,000       537,154
  5.50%, due 10/1/38              320,029       343,810
  5.573%, due 11/1/38           1,443,757     1,545,926
  6.00%, due 6/1/16                34,633        37,623
  6.00%, due 7/1/16                16,925        18,386
  6.00%, due 9/1/16                27,182        29,528
  6.00%, due 9/1/17                11,305        12,302
  6.00%, due 7/1/36             1,786,120     1,947,134
  6.00%, due 8/1/36                63,425        69,090
  6.00%, due 9/1/36               330,641       360,170
  6.00%, due 11/1/36              351,274       382,645
  6.00%, due 12/1/36              251,957       274,459
  6.00%, due 4/1/37             1,237,658     1,347,316
  6.00%, due 6/1/37               396,087       430,718
  6.00%, due 7/1/37             2,392,018     2,601,159
  6.00%, due 8/1/37               398,119       432,928
  6.00%, due 12/1/37              798,543       868,362
  6.00%, due 2/1/38             1,695,708     1,843,638
  6.00%, due 4/1/38               461,870       502,252
  6.00%, due 5/1/38               728,666       791,692
  6.50%, due 3/1/11                    23            23
  6.50%, due 4/1/11                   324           329
  6.50%, due 6/1/11                    14            14
  6.50%, due 9/1/11                 1,759         1,795
  6.50%, due 10/1/11                6,698         6,822
  6.50%, due 11/1/11                1,348         1,382
  6.50%, due 6/1/15                26,270        27,780
  6.50%, due 2/1/28                12,171        13,551
  6.50%, due 7/1/32                 8,515         9,613
  6.50%, due 8/1/32               168,612       190,363
  6.50%, due 1/1/35               255,188       284,438
  6.50%, due 8/1/35               255,335       284,602
  6.50%, due 9/1/35                 5,967         6,651
  6.50%, due 3/1/36               109,377       121,230
  6.50%, due 4/1/36               288,578       319,852
  6.50%, due 7/1/36               553,280       613,239
  6.50%, due 8/1/36               192,171       212,997
  6.50%, due 9/1/36               329,758       365,494
  6.50%, due 10/1/36               93,099       104,721
  6.50%, due 11/1/36              186,261       206,446
  6.50%, due 8/1/37                 5,981         6,718
  6.50%, due 10/1/37              521,235       575,604
  6.50%, due 11/1/37              166,944       184,358
  6.50%, due 12/1/37              199,245       220,028
  6.50%, due 2/1/38               413,827       456,992
  7.00%, due 5/1/11                   314           320
  7.00%, due 6/1/11                   367           374
  7.00%, due 10/1/11                   32            33


22    MainStay Indexed Bond Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)

X  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (CONTINUED)
  7.00%, due 11/1/11          $     1,859  $      1,912
  7.00%, due 9/1/37                58,104        65,447
  7.00%, due 10/1/37               12,056        13,579
  7.00%, due 11/1/37              293,697       330,811
  7.50%, due 7/1/30                10,116        11,655
  7.50%, due 7/1/31                47,235        54,459
  7.50%, due 8/1/31                   497           573
  8.00%, due 9/1/11                    93            94
  8.00%, due 11/1/11                  710           719
  8.00%, due 1/1/25                   207           241
  8.00%, due 6/1/25                   268           313
  8.00%, due 9/1/25                 1,168         1,362
  8.00%, due 9/1/26                 6,722         7,844
  8.00%, due 10/1/26                1,449         1,691
  8.00%, due 11/1/26                1,689         1,971
  8.00%, due 4/1/27                 2,339         2,733
  8.00%, due 6/1/27                19,494        22,777
  8.00%, due 12/1/27                8,657         9,951
  8.00%, due 1/1/28                31,117        36,359
                                           ------------
                                             92,485,937
                                           ------------

X  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) 6.2%
  4.00%, due 9/15/25              511,805       540,947
  4.00%, due 5/15/39              866,164       901,949
  4.00%, due 11/15/39              99,300       103,402
  4.00%, due 5/1/40 TBA (g)       500,000       520,817
  4.50%, due 11/15/24             517,047       552,053
  4.50%, due 3/15/39              306,468       325,523
  4.50%, due 3/20/39            3,941,820     4,195,442
  4.50%, due 7/15/39            2,288,053     2,430,317
  4.50%, due 2/15/40            3,399,264     3,610,619
  4.50%, due 3/15/40              976,755     1,037,486
  4.50%, due 10/20/40             500,000       532,178
  5.00%, due 4/20/33              202,227       218,886
  5.00%, due 8/15/33               96,630       104,454
  5.00%, due 2/15/36              373,956       402,132
  5.00%, due 6/20/36              497,399       535,864
  5.00%, due 9/15/37               89,391        96,084
  5.00%, due 1/15/39              376,730       404,879
  5.00%, due 3/15/39              869,955       934,958
  5.00%, due 5/15/39            1,459,753     1,568,825
  5.00%, due 5/20/39            4,875,671     5,248,864
  5.00%, due 8/15/39              869,742       934,728
  5.00%, due 9/15/39              430,498       462,664
  5.00%, due 10/15/39             486,728       523,096
  5.00%, due 10/20/40             500,000       538,295
  5.50%, due 3/15/33            1,490,839     1,625,938
  5.50%, due 7/15/34              292,534       319,409
  5.50%, due 7/20/34              184,852       201,231
  5.50%, due 9/15/35              429,310       467,409
  5.50%, due 12/20/35             447,459       486,360
  5.50%, due 6/15/38              369,377       401,003
  5.50%, due 11/15/38             183,038       198,710
  5.50%, due 1/20/39            1,926,662     2,088,018
  6.00%, due 3/20/29               47,370        52,351
  6.00%, due 1/15/32               91,222       101,195
  6.00%, due 12/15/32              35,161        39,005
  6.00%, due 3/20/33              237,477       262,947
  6.00%, due 2/15/34              203,969       225,631
  6.00%, due 1/20/35              126,989       139,991
  6.00%, due 6/15/35              124,412       137,314
  6.00%, due 9/15/35              295,566       329,172
  6.00%, due 5/15/36              345,755       380,746
  6.00%, due 5/15/37              311,454       342,292
  6.00%, due 8/15/37              165,317       181,686
  6.00%, due 9/20/40            1,490,459     1,634,782
  6.50%, due 3/20/31               29,628        33,471
  6.50%, due 1/15/32               35,735        40,368
  6.50%, due 6/15/35                2,768         3,101
  6.50%, due 12/15/35              33,648        37,949
  6.50%, due 1/15/36              336,561       376,071
  6.50%, due 9/15/36               94,939       106,108
  6.50%, due 9/15/37              122,093       136,033
  6.50%, due 10/15/37             166,364       185,357
  6.50%, due 11/15/38             495,572       552,952
  7.00%, due 11/15/11               2,034         2,065
  7.00%, due 2/15/26                  629           728
  7.00%, due 6/15/29                  590           684
  7.00%, due 12/15/29               5,053         5,855
  7.00%, due 5/15/31                2,583         2,999
  7.00%, due 8/15/31               19,733        22,913
  7.00%, due 8/20/31               38,651        44,008
  7.00%, due 8/15/32               59,204        68,734
  7.50%, due 9/15/11                4,229         4,286
  7.50%, due 3/15/26                4,924         5,699
  7.50%, due 10/15/26              10,402        12,039
  7.50%, due 11/15/26               1,368         1,583
  7.50%, due 1/15/30               15,448        17,974
  7.50%, due 10/15/30               7,611         8,855
  7.50%, due 3/15/32               32,071        38,527
  8.00%, due 6/15/26                  282           337
  8.00%, due 9/15/26                1,655         1,975
  8.00%, due 10/15/26                 474           566
  8.00%, due 11/15/26               1,997         2,330
  8.00%, due 5/15/27                  142           168
  8.00%, due 7/15/27                  974         1,165
  8.00%, due 9/15/27                  574           686


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              23

                                PRINCIPAL
                                   AMOUNT         VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)

X  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (CONTINUED)
  8.00%, due 11/15/30         $    33,795  $     40,625
  8.50%, due 7/15/26                1,125         1,362
  8.50%, due 11/15/26               6,205         7,511
                                           ------------
                                             38,104,736
                                           ------------

X  UNITED STATES TREASURY BONDS 3.5%
  3.875%, due 8/15/40           8,300,000     8,123,625
  4.50%, due 2/15/36            2,000,000     2,190,000
  4.50%, due 8/15/39            2,000,000     2,175,000
  5.25%, due 11/15/28           3,000,000     3,676,407
  6.00%, due 2/15/26            3,000,000     3,959,064
  6.75%, due 8/15/26            1,000,000     1,418,594
                                           ------------
                                             21,542,690
                                           ------------


X  UNITED STATES TREASURY NOTES 29.8%
  0.375%, due 9/30/12          14,495,000    14,505,190
  0.375%, due 10/31/12          6,000,000     6,003,750
  0.50%, due 10/15/13           5,135,000     5,134,600
  0.75%, due 8/15/13           14,900,000    15,021,063
  1.00%, due 7/15/13            8,680,000     8,808,811
  1.125%, due 12/15/12         16,930,000    17,198,493
  1.25%, due 9/30/15           22,620,000    22,726,043
  1.75%, due 4/15/13           29,080,800    30,028,252
  1.75%, due 10/31/17           3,600,000     3,593,250
  1.875%, due 9/30/17           3,000,000     2,999,064
  2.375%, due 3/31/16           5,000,000     5,269,140
  2.375%, due 7/31/17           2,000,000     2,068,750
  2.625%, due 8/15/20           7,553,000     7,560,085
  2.75%, due 5/31/17            2,300,000     2,438,179
  3.125%, due 1/31/17          16,700,000    18,148,207
  3.125%, due 4/30/17           4,000,000     4,338,752
  3.25%, due 3/31/17            2,000,000     2,186,250
  3.375%, due 11/15/19         12,355,000    13,261,350
  3.50%, due 5/15/20            2,400,000     2,588,448
                                           ------------
                                            183,877,677
                                           ------------
Total U.S. Government &
  Federal Agencies
  (Cost $429,590,826)                       443,166,362
                                           ------------


YANKEE BONDS 3.9% (H)
-------------------------------------------------------


BANKS 1.0%
Bank of Nova Scotia
  2.375%, due 12/17/13            250,000       260,516
  3.40%, due 1/22/15              175,000       187,785
Barclays Bank PLC
  5.125%, due 1/8/20              415,000       449,570
Credit Suisse New York
  5.50%, due 5/1/14               500,000       562,668
Deutsche Bank A.G.
  6.00%, due 9/1/17               325,000       379,056
Eksportfinans A/S
  5.50%, due 5/25/16              200,000       235,950
Inter-American Development
  Bank
  6.80%, due 10/15/25             604,000       832,282
Korea Development Bank
  5.30%, due 1/17/13              125,000       133,803
Kreditanstalt fuer
  Wiederaufbau
  4.50%, due 7/16/18              350,000       401,930
  Series G
  4.875%, due 1/17/17           1,000,000     1,167,606
Landwirtschaftliche
  Rentenbank
  5.125%, due 2/1/17              375,000       440,092
Oesterreichische
  Kontrollbank A.G.
  4.75%, due 10/16/12             500,000       539,632
Royal Bank of Scotland Group
  PLC
  5.00%, due 11/12/13             100,000       101,899
  5.05%, due 1/8/15               100,000       100,809
UBS A.G.
  5.875%, due 7/15/16             125,000       139,152
  5.875%, due 12/20/17            200,000       229,249
Westpac Banking Corp.
  4.625%, due 6/1/18               50,000        52,645
                                           ------------
                                              6,214,644
                                           ------------

BEVERAGES 0.1%
Diageo Capital PLC
  5.125%, due 1/30/12             100,000       105,483
  5.875%, due 9/30/36             150,000       165,700
Diageo Finance B.V.
  3.25%, due 1/15/15              100,000       106,086
                                           ------------
                                                377,269
                                           ------------

BUILDING MATERIALS 0.0%++
Lafarge S.A.
  6.50%, due 7/15/16               50,000        55,366
  7.125%, due 7/15/36              50,000        49,864
                                           ------------
                                                105,230
                                           ------------

CHEMICALS 0.0%++
Potash Corp. of
  Saskatchewan, Inc.
  4.875%, due 3/30/20             150,000       161,617
                                           ------------


ELECTRIC 0.0%++
Scottish Power PLC
  5.375%, due 3/15/15             100,000       109,640
                                           ------------


ELECTRONICS 0.1%
Koninklijke Philips
  Electronics N.V.
  6.875%, due 3/11/38             275,000       340,076
                                           ------------



24    MainStay Indexed Bond Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
YANKEE BONDS (CONTINUED)

FINANCE--INVESTMENT BANKER/BROKER 0.0%++
BNP Paribas Home Loan
  Covered Bonds S.A.
  2.20%, due 11/2/15 (d)(e)   $   250,000  $    251,393
                                           ------------


FOREST PRODUCTS & PAPER 0.0%++
Celulosa Arauco y
  Constitucion S.A.
  5.625%, due 4/20/15              50,000        55,023
                                           ------------


HEALTH CARE--PRODUCTS 0.0%++
Covidien International
  Finance S.A.
  6.00%, due 10/15/17             150,000       177,584
                                           ------------


INSURANCE 0.0%++
AXA S.A.
  8.60%, due 12/15/30             105,000       122,506
                                           ------------


IRON & STEEL 0.1%
ArcelorMittal
  6.125%, due 6/1/18              300,000       328,096
                                           ------------


MEDIA 0.0%++
Thomson Corp. (The)
  5.70%, due 10/1/14               50,000        57,471
Thomson Reuters Corp.
  5.85%, due 4/15/40              105,000       111,169
                                           ------------
                                                168,640
                                           ------------

MINING 0.4%
Alcan, Inc.
  5.00%, due 6/1/15               100,000       111,897
  5.75%, due 6/1/35                50,000        53,212
Barrick Australian Finance
  Pty, Ltd.
  5.95%, due 10/15/39             150,000       165,543
Barrick Gold Finance Co.
  4.875%, due 11/15/14             50,000        56,281
BHP Billiton Finance USA,
  Ltd.
  4.80%, due 4/15/13              100,000       109,458
  5.25%, due 12/15/15             300,000       345,085
Inco, Ltd.
  5.70%, due 10/15/15             100,000       110,395
Rio Tinto Finance USA, Ltd.
  1.875%, due 11/2/15             400,000       400,500
  5.875%, due 7/15/13             600,000       678,697
Vale Overseas, Ltd.
  6.25%, due 1/23/17              400,000       462,356
Xstrata Canada Corp.
  5.50%, due 6/15/17               50,000        53,826
  8.375%, due 2/15/11              75,000        76,644
                                           ------------
                                              2,623,894
                                           ------------

MISCELLANEOUS--MANUFACTURING 0.0%++
Ingersoll-Rand Co.
  4.75%, due 5/15/15              150,000       163,706
                                           ------------


MULTI-NATIONAL 0.3%
European Investment Bank
  2.75%, due 3/23/15              250,000       265,942
  2.875%, due 9/15/20           1,250,000     1,256,505
International Bank of
  Reconstruction &
  Development
  (zero coupon), due 3/11/31      504,000       194,320
                                           ------------
                                              1,716,767
                                           ------------

OIL & GAS 0.7%
Apache Finance Canada Corp.
  4.375%, due 5/15/15             100,000       110,198
BP Capital Markets PLC
  4.50%, due 10/1/20               50,000        51,791
  5.25%, due 11/7/13              250,000       273,459
Canadian Natural Resources,
  Ltd.
  5.45%, due 10/1/12              250,000       269,577
  5.85%, due 2/1/35               105,000       112,866
  6.50%, due 2/15/37               75,000        87,953
Cenovus Energy, Inc.
  6.75%, due 11/15/39             100,000       119,725
ConocoPhilips Canada Funding
  Co.
  5.625%, due 10/15/16            375,000       445,431
EnCana Corp.
  4.75%, due 10/15/13             100,000       110,127
  6.50%, due 8/15/34               85,000        95,985
  6.50%, due 2/1/38               125,000       142,202
Nexen, Inc.
  5.20%, due 3/10/15              350,000       387,180
Norsk Hydro ASA
  7.75%, due 6/15/23              125,000       166,445
Petro-Canada
  4.00%, due 7/15/13              100,000       106,581
  6.05%, due 5/15/18              225,000       265,247
Petrobras International
  Finance Co.
  5.875%, due 3/1/18              475,000       531,247
Shell International Finance
  B.V.
  4.00%, due 3/21/14              400,000       435,880
  4.30%, due 9/22/19              125,000       137,038
Suncor Energy, Inc.
  6.10%, due 6/1/18               100,000       118,311
  6.50%, due 6/15/38              100,000       112,919
Talisman Energy, Inc.
  5.125%, due 5/15/15              50,000        55,883
  6.25%, due 2/1/38                55,000        59,822


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              25

                                PRINCIPAL
                                   AMOUNT         VALUE
YANKEE BONDS (CONTINUED)

OIL & GAS (CONTINUED)
Transocean, Inc.
  6.00%, due 3/15/18          $   125,000  $    135,465
  7.375%, due 4/15/18             100,000       113,858
                                           ------------
                                              4,445,190
                                           ------------

OIL & GAS SERVICES 0.0%++
Weatherford International,
  Inc.
  4.95%, due 10/15/13             100,000       108,192
                                           ------------


PHARMACEUTICALS 0.1%
AstraZeneca PLC
  6.45%, due 9/15/37              200,000       244,059
Novartis Securities
  Investment, Ltd.
  5.125%, due 2/10/19             450,000       516,567
Teva Pharmaceutical Finance
  LLC
  3.00%, due 6/15/15              105,000       110,214
                                           ------------
                                                870,840
                                           ------------

PIPELINES 0.2%
TransCanada Pipelines, Ltd.
  4.00%, due 6/15/13              405,000       435,176
  4.875%, due 1/15/15             380,000       428,664
  5.85%, due 3/15/36              100,000       107,369
                                           ------------
                                                971,209
                                           ------------

SOVEREIGN 0.1%
Svensk Exportkredit AB
  3.25%, due 9/16/14              250,000       268,601
  5.125%, due 3/1/17              200,000       232,961
                                           ------------
                                                501,562
                                           ------------

TELECOMMUNICATIONS 0.7%
America Movil S.A. de C.V.
  5.75%, due 1/15/15              675,000       772,591
British Telecommunications
  PLC
  9.875%, due 12/15/30            100,000       139,036
Deutsche Telekom
  International Finance B.V.
  5.25%, due 7/22/13              100,000       110,227
  5.75%, due 3/23/16              200,000       232,882
  6.00%, due 7/8/19               250,000       299,239
  9.25%, due 6/1/32               100,000       144,609
France Telecom S.A.
  4.375%, due 7/8/14              125,000       138,047
  8.50%, due 3/1/31               250,000       351,274
Rogers Communications, Inc.
  6.80%, due 8/15/18              225,000       280,684
Telecom Italia Capital S.A.
  4.95%, due 9/30/14              150,000       162,134
  6.00%, due 9/30/34              100,000        96,109
  6.375%, due 11/15/33            175,000       175,163
Telefonica Emisones S.A.U.
  7.045%, due 6/20/36             100,000       119,576
Telefonica Europe B.V.
  8.25%, due 9/15/30              200,000       261,674
Vodafone Group PLC
  5.00%, due 12/16/13             294,000       324,265
  6.15%, due 2/27/37              250,000       284,723
  7.875%, due 2/15/30             100,000       128,749
                                           ------------
                                              4,020,982
                                           ------------

TRANSPORTATION 0.1%
Canadian National Railway
  Co.
  6.20%, due 6/1/36               100,000       116,775
  6.375%, due 11/15/37             60,000        71,985
Canadian Pacific Railway Co.
  7.25%, due 5/15/19              125,000       154,797
                                           ------------
                                                343,557
                                           ------------

WATER 0.0%++
United Utilities PLC
  5.375%, due 2/1/19              100,000       106,931
                                           ------------
Total Yankee Bonds
  (Cost $22,039,355)                         24,284,548
                                           ------------
Total Long-Term Bonds
  (Cost $577,410,979)                       608,505,840
                                           ------------


SHORT-TERM INVESTMENTS 1.3%
-------------------------------------------------------

REPURCHASE AGREEMENT 0.2%
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $1,041,363 (Collateralized
  by a United States
  Treasury Note with a rate
  of 2.125% and a maturity
  date of 5/31/15, with a
  Principal Amount of
  $1,010,000 and a Market
  Value of $1,064,338)          1,041,362     1,041,362
                                           ------------
Total Repurchase Agreement
  (Cost $1,041,362)                           1,041,362
                                           ------------



26    MainStay Indexed Bond Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
SHORT-TERM INVESTMENTS (CONTINUED)

U.S. GOVERNMENT 1.1%
Federal Home Loan Bank
  (Discount Note)
  (zero coupon), due 11/1/10
  (i)                         $ 7,000,000  $  7,000,000
                                           ------------
Total U.S. Government
  (Cost $7,000,000)                           7,000,000
                                           ------------
Total Short-Term Investments
  (Cost $8,041,362)                           8,041,362
                                           ------------
Total Investments
  (Cost $585,452,341) (j)           100.0%  616,547,202
Other Assets, Less
  Liabilities                         0.0++     237,819
                              -----------  ------------



Net Assets                          100.0% $616,785,021
                              ===========  ============





+++  On a daily basis New York Life
     Investments confirms that the value of
     the Fund's liquid assets (liquid
     portfolio securities and cash) is
     sufficient to cover its potential senior
     securities (e.g., futures, swaps,
     options).
++   Less than one-tenth of a percent.
(a)  Subprime mortgage investment and other
     asset-backed securities. The total market
     value of the securities at October 31,
     2010 is $1,214,347, which represents 0.2%
     of the Fund's net assets.
(b)  Floating rate--Rate shown is the rate in
     effect at October 31, 2010.
(c)  The debt is guaranteed under the Federal
     Deposit Insurance Corporation (FDIC)
     Temporary Liquidity Guarantee Program and
     is backed by the full faith and credit of
     the United States.  The expiration date
     of the FDIC's guarantee is the earlier of
     the maturity date of the debt or June 30,
     2012.
(d)  May be sold to institutional investors
     only under Rule 144A or securities
     offered pursuant to Section 4(2) of the
     Securities Act of 1933, as amended.
(e)  Illiquid security.  The total market
     value of these securities at October 31,
     2010 is $362,599, which represents 0.1%
     of the Fund's net assets.
(f)  Collateral strip rate--Bond whose
     interest is based on the weighted net
     interest rate of the collateral. Coupon
     rate adjusts periodically based on a
     predetermined schedule. Rate shown is the
     rate in effect at October 31, 2010.
(g)  TBA--Securities purchased on a forward
     commitment basis with an approximate
     principal amount and maturity date. The
     actual principal amount and maturity date
     will be determined upon settlement. The
     market value of these securities at
     October 31, 2010 is $520,817, which
     represents 0.1% of the Fund's net assets.
     All or a portion of these securities were
     acquired under a mortgage dollar roll
     agreement.
(h)  Yankee Bond--dollar-denominated bond
     issued in the United States by a foreign
     bank or corporation.
(i)  Interest rate presented is yield to
     maturity.
(j)  At October 31, 2010, cost is $585,501,799
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $31,917,473
Gross unrealized depreciation         (872,070)
                                   -----------
Net unrealized appreciation        $31,045,403
                                   ===========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                        QUOTED
                                                     PRICES IN
                                                        ACTIVE   SIGNIFICANT
                                                   MARKETS FOR         OTHER   SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE  UNOBSERVABLE
                                                        ASSETS        INPUTS        INPUTS
 DESCRIPTION                                         (LEVEL 1)     (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
Long-Term Bonds
  Asset-Backed Securities                             $     --  $  3,296,441      $     --  $  3,296,441
  Corporate Bonds                                           --   105,748,720            --   105,748,720
  Foreign Government Bonds                                  --     9,374,307            --     9,374,307
  Mortgage-Backed Securities                                --    20,687,882            --    20,687,882
  Municipal Bonds                                           --     1,947,580            --     1,947,580
  U.S. Government & Federal Agencies                        --   443,166,362            --   443,166,362
  Yankee Bonds                                              --    24,284,548            --    24,284,548
                                                      --------  ------------      --------  ------------
Total Long-Term Bonds                                       --   608,505,840            --   608,505,840
                                                      --------  ------------      --------  ------------
Short-Term Investments
  Repurchase Agreement                                      --     1,041,362            --     1,041,362
  U.S. Government                                           --     7,000,000            --     7,000,000
                                                      --------  ------------      --------  ------------
Total Short-Term Investments                                --     8,041,362            --     8,041,362
                                                      --------  ------------      --------  ------------
Total Investments in Securities                            $--  $616,547,202           $--  $616,547,202
                                                      ========  ============      ========  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              27

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in securities, at value
  (identified cost $585,452,341)      $616,547,202
Receivables:
  Investment securities sold            12,972,562
  Interest                               3,897,826
  Fund shares sold                       1,399,307
Other assets                                27,365
                                      ------------
     Total assets                      634,844,262
                                      ------------

LIABILITIES
--------------------------------------------------
Payables:
  Investment securities purchased       17,037,664
  Fund shares redeemed                     592,609
  Manager (See Note 3)                     142,026
  Transfer agent (See Note 3)              129,528
  Professional fees                         38,777
  Shareholder communication                 31,243
  NYLIFE Distributors (See Note 3)          19,926
  Custodian                                  8,844
  Trustees                                   1,797
Accrued expenses                             2,618
Dividend payable                            54,209
                                      ------------
     Total liabilities                  18,059,241
                                      ------------
Net assets                            $616,785,021
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     52,398
Additional paid-in capital             572,171,686
                                      ------------
                                       572,224,084
Undistributed net investment income        315,578
Accumulated net realized gain on
  investments                           13,150,498
Net unrealized appreciation on
  investments                           31,094,861
                                      ------------
Net assets                            $616,785,021
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $  5,984,613
                                      ============
Shares of beneficial interest
  outstanding                              506,724
                                      ============
Net asset value per share
  outstanding                         $      11.81
Maximum sales charge (3.00% of
  offering price)                             0.37
                                      ------------
Maximum offering price per share
  outstanding                         $      12.18
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $ 87,750,095
                                      ============
Shares of beneficial interest
  outstanding                            7,460,592
                                      ============
Net asset value per share
  outstanding                         $      11.76
Maximum sales charge (3.00% of
  offering price)                             0.36
                                      ------------
Maximum offering price per share
  outstanding                         $      12.12
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $523,050,313
                                      ============
Shares of beneficial interest
  outstanding                           44,430,559
                                      ============
Net asset value and offering price
  per share outstanding               $      11.77
                                      ============





28    MainStay Indexed Bond Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Interest (a)                        $22,071,278
                                      -----------
EXPENSES
  Manager (See Note 3)                  2,065,647
  Transfer agent (See Note 3)             781,730
  Distribution/Service--Investor
     Class (See Note 3)                    12,732
  Distribution/Service--Class A (See
     Note 3)                              212,504
  Professional fees                       140,633
  Custodian                               124,588
  Registration                            102,151
  Trustees                                 20,869
  Shareholder communication                 6,562
  Miscellaneous                            27,538
                                      -----------
     Total expenses before
       waiver/reimbursement             3,494,954
  Expense waiver/reimbursement from
     Manager (See Note 3)                (623,268)
                                      -----------
     Net expenses                       2,871,686
                                      -----------
Net investment income                  19,199,592
                                      -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------
Net realized gain on investments       13,645,281
Net change in unrealized
  appreciation (depreciation) on
  investments                           9,685,940
                                      -----------
Net realized and unrealized gain on
  investments                          23,331,221
                                      -----------
Net increase in net assets resulting
  from operations                     $42,530,813
                                      ===========




(a) Interest recorded net of foreign withholding taxes in the amount of $4,412.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010           2009
INCREASE IN NET ASSETS
----------------------------------------------------------
Operations:
 Net investment income        $  19,199,592  $  19,401,290
 Net realized gain on
  investments                    13,645,281      5,476,804
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                     9,685,940     38,254,355
                              ----------------------------
 Net increase in net assets
  resulting from operations      42,530,813     63,132,449
                              ----------------------------
Dividends and distributions
 to shareholders:
 From net investment
  income:
    Investor Class                 (144,231)      (129,225)
    Class A                      (2,505,556)    (2,800,956)
    Class I                     (16,548,311)   (16,673,937)
                              ----------------------------
                                (19,198,098)   (19,604,118)
                              ----------------------------
 From net realized gain on
  investments:
    Investor Class                   (6,059)            --
    Class A                        (111,528)            --
    Class I                        (667,928)            --
                              ----------------------------
                                   (785,515)            --
                              ----------------------------
 Total dividends and
  distributions to
  shareholders                  (19,983,613)   (19,604,118)
                              ----------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        213,604,394    220,233,073
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions              19,405,315     19,298,817
 Cost of shares redeemed       (189,285,237)  (178,281,842)
                              ----------------------------
    Increase in net assets
     derived from capital
     share transactions          43,724,472     61,250,048
                              ----------------------------
    Net increase in net
     assets                      66,271,672    104,778,379
NET ASSETS
----------------------------------------------------------
Beginning of year               550,513,349    445,734,970
                              ----------------------------
End of year                   $ 616,785,021  $ 550,513,349
                              ============================
Undistributed (distributions
 in excess) of net
 investment income at end
 of year                      $     315,578  $     (52,568)
                              ============================





30    MainStay Indexed Bond Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              31

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                     INVESTOR CLASS
                                     ----------------------------------------------
                                                                 FEBRUARY 28,
                                                                    2008**
                                      YEAR ENDED OCTOBER            THROUGH
                                             31,                 OCTOBER 31,
                                      2010          2009             2008
Net asset value at beginning of
  period                             $11.38        $10.37           $10.97
                                     ------        ------           ------
Net investment income                  0.32          0.40             0.30
Net realized and unrealized gain
  (loss) on investments                0.45          1.02            (0.60)
                                     ------        ------           ------
Total from investment operations       0.77          1.42            (0.30)
                                     ------        ------           ------
Less dividends and distributions:
  From net investment income          (0.32)        (0.41)           (0.30)
  From net realized gain on
     investments                      (0.02)           --               --
                                     ------        ------           ------
Total dividends and distributions     (0.34)        (0.41)           (0.30)
                                     ------        ------           ------
Net asset value at end of period     $11.81        $11.38           $10.37
                                     ======        ======           ======
Total investment return (a)            6.88%        13.87%           (2.76%)(b)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                2.81%         3.66%            4.26% ++
  Net expenses                         0.92%         0.92%            0.92% ++
  Expenses (before
     waiver/reimbursement)             1.15%         1.28%            1.27% ++
Portfolio turnover rate (c)             115%           61%              66%
Net assets at end of period (in
  000's)                             $5,985        $4,279           $2,874




                                                                         CLASS I
                                     ------------------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                       2010            2009            2008            2007            2006
Net asset value at beginning of
  period                             $  11.34        $  10.33        $  10.70        $  10.69        $  10.69
                                     --------        --------        --------        --------        --------
Net investment income                    0.38            0.46            0.51            0.51            0.48
Net realized and unrealized gain
  (loss) on investments                  0.45            1.01           (0.37)           0.02            0.00 ++
                                     --------        --------        --------        --------        --------
Total from investment operations         0.83            1.47            0.14            0.53            0.48
                                     --------        --------        --------        --------        --------
Less dividends and distributions:
  From net investment income            (0.38)          (0.46)          (0.51)          (0.52)          (0.48)
  From net realized gain on
     investments                        (0.02)             --              --              --              --
                                     --------        --------        --------        --------        --------
Total dividends and distributions       (0.40)          (0.46)          (0.51)          (0.52)          (0.48)
                                     --------        --------        --------        --------        --------
Net asset value at end of period     $  11.77        $  11.34        $  10.33        $  10.70        $  10.69
                                     ========        ========        ========        ========        ========
Total investment return (a)              7.43%          14.47%           1.25%           5.07%           4.60%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                  3.31%           4.15%           4.74%           4.79%           4.49%
  Net expenses                           0.43%           0.43%           0.43%           0.43%           0.43%
  Expenses (before
     waiver/reimbursement)               0.55%           0.63%           0.56%           0.53%           0.47%
Portfolio turnover rate (c)               115%             61%             66%            121%            105%
Net assets at end of period (in
  000's)                             $523,050        $468,639        $381,086        $398,047        $328,259



**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
(a)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(b)  Total investment return is not annualized.
(c)  The portfolio turnover rates not including mortgage dollar rolls are 105%,
     56%, 62%, 116% and 85% for the years ended October 31, 2010, 2009, 2008, 2007 and 2006, respectively.




32    MainStay Indexed Bond Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                           CLASS A
      ---------------------------------------------------------------------------------



                                    YEAR ENDED OCTOBER 31,
        2010             2009             2008             2007             2006

      $ 11.33          $ 10.33          $ 10.70          $ 10.69          $ 10.68
      -------          -------          -------          -------          -------
         0.34             0.41             0.47             0.47             0.44
         0.45             1.01            (0.36)            0.02             0.01
      -------          -------          -------          -------          -------
         0.79             1.42             0.11             0.49             0.45
      -------          -------          -------          -------          -------

        (0.34)           (0.42)           (0.48)           (0.48)           (0.44)
        (0.02)              --               --               --               --
      -------          -------          -------          -------          -------
        (0.36)           (0.42)           (0.48)           (0.48)           (0.44)
      -------          -------          -------          -------          -------
      $ 11.76          $ 11.33          $ 10.33          $ 10.70          $ 10.69
      =======          =======          =======          =======          =======
         7.04%           13.93%            0.88%            4.66%            4.29%

         2.94%            3.76%            4.35%            4.40%            4.10%
         0.80%            0.82%            0.82%            0.82%            0.82%
         0.80%            0.88%            0.88%            0.93%            0.86%
          115%              61%              66%             121%             105%
      $87,750          $77,595          $61,775          $57,604          $51,941




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              33

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Indexed Bond Fund (the "Fund"), a diversified fund. The Fund is the successor of the MainStay Indexed Bond Fund, a series of Eclipse Funds Inc. (the "Predecessor Fund"). The reorganization of the Predecessor Fund with and into the Fund occurred on February 26, 2010. All information regarding and references to periods prior to the commencement of operations of the Fund relate to the Predecessor Fund.

The Fund currently offers three classes of shares. Class I shares commenced operations on January 2, 1991. Class A shares commenced operations on January 2, 2004. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The three classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Fund's primary benchmark index.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Fund's Manager (as defined in Note 3(A)) in consultation with the Fund's Subadvisor (as defined in Note 3(A)) whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at

34    MainStay Indexed Bond Fund
maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund did not hold securities that were valued in such a manner.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that maybe somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of the Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income monthly and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage-backed securities. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than Short-Term Investments, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes

                                                   mainstayinvestments.com    35
of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) MORTGAGE DOLLAR ROLLS. The Fund may enter into mortgage dollar roll ("MDR") transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The MDR transactions of the Fund are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. MDRs may be renewed without physical delivery of the securities subject to the contract. The Fund maintains liquid assets from its portfolio having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The Fund had no portfolio securities on loan as of October 31, 2010.

(J) CONCENTRATION OF RISK. The Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific country, industry or region.

(K) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER. New York Life Investment Management LLC ("New York Life Investments" or "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement, ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of

36    MainStay Indexed Bond Fund
the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. The Fund is advised by New York Life Investments directly, without a subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.35% up to $1 billion and 0.30% in excess of $1 billion. The effective management fee rate (exclusive of any applicable waivers/reimbursements) was 0.35% for the year ended October 31, 2010.

Effective February 26, 2010, New York Life Investments entered into a written expense limitation agreement, under which it agreed to waive a portion of the management fee or reimburse expenses of the appropriate class of the Fund to the extent necessary to ensure that the total ordinary operating expenses do not exceed the following percentages of average daily net assets: Investor Class, 0.92%; Class A, 0.82%; and Class I, 0.43%. This expense limitation agreement expires on February 28, 2011, and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement. The total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

For the period August 1, 2009 to February 25, 2010, New York Life Investments had a written expense limitation agreement under which it agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund's Class A shares did not exceed 0.82% of its average net assets. New York Life Investments applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. Additionally, New York Life Investments had agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class did not exceed the following percentages: Investor Class, 0.92%, and Class I, 0.43%.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

For the year ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $2,065,647 and waived/reimbursed its fees in the amount of $623,268.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Investor Class and Class A shares at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $2,805 and $12,192, respectively, for the year ended October 31, 2010. The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A of $279, for the year ended October 31, 2010.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the year ended October 31, 2010, were as follows:

Investor Class                         $ 24,184
-----------------------------------------------
Class A                                 110,017
-----------------------------------------------
Class I                                 647,529
-----------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Class A                           $1,367    0.0%++
-----------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $28,981.


                                                   mainstayinvestments.com    37

NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

                                                                    TOTAL
              ACCUMULATED          OTHER        UNREALIZED    ACCUMULATED
  ORDINARY        CAPITAL      TEMPORARY      APPRECIATION    GAIN (LOSS)
    INCOME    GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)
$8,177,850     $5,391,893       $(54,209)      $31,045,403    $44,560,937
-------------------------------------------------------------------------



The difference between book-basis and tax basis unrealized depreciation is primarily due to wash sale deferrals, class action payments basis adjustments and premium amortization adjustments.

The other temporary differences are primarily due to distributions payable.

The following table discloses the current year reclassifications between accumulated distributions in excess of net investment income and accumulated net realized gain on investments arising from permanent differences; net assets at October 31, 2010 were not affected.

                      ACCUMULATED
  UNDISTRIBUTED      NET REALIZED
 NET INVESTMENT    GAIN (LOSS) ON          ADDITIONAL
  INCOME (LOSS)       INVESTMENTS    PAID-IN CAPITAL
       $366,652         $(374,547)             $7,895
---------------------------------------- ------------



The reclassifications for the Fund are primarily due to reclassification of consent fee, premium amortization adjustments, reclassifications of mortgage dollar roll income, write-off of income from defaulted securities and interest income on defaulted securities.

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 shown in the Statements of Changes in Net Assets, was as follows:

                                     2010        2009
Distributions paid from:
  Ordinary Income             $19,198,098  $19,604,118
  Long-Term Gains                 785,515           --
------------------------------------------------------
Total                         $19,983,613  $19,604,118
------------------------------------------------------



NOTE 5-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 7-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the year ended October 31, 2010, purchases and sales of U.S. Government securities were $737,647 and $655,963, respectively. Purchases and sales of securities, other than U.S. Government securities and short-term securities, were $43,818 and $21,907, respectively.

NOTE 8-CAPITAL SHARE TRANSACTIONS

 INVESTOR CLASS                           SHARES         AMOUNT
Year ended October 31, 2010:
Shares sold                              204,356  $   2,349,296
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                           12,770        147,438
Shares redeemed                          (77,270)      (891,873)
                                     --------------------------
Net increase (decrease) in shares
  outstanding before conversion          139,856      1,604,861
Shares converted into Investor
  Class (See Note 1)                      17,718        204,748
Shares converted from Investor
  Class (See Note 1)                     (26,828)      (308,609)
                                     --------------------------
Net increase (decrease)                  130,746  $   1,501,000
                                     ==========================
Year ended October 31, 2009:
Shares sold                              182,242  $   2,021,067
Shares issued to shareholders in
  reinvestment of dividends               11,372        126,033
Shares redeemed                          (88,843)      (980,714)
                                     --------------------------
Net increase (decrease) in shares
  outstanding before conversion          104,771      1,166,386
Shares converted into Investor
  Class (See Note 1)                      15,744        176,176
Shares converted from Investor
  Class (See Note 1)                     (21,733)      (242,238)
                                     --------------------------
Net increase (decrease)                   98,782  $   1,100,324
                                     ==========================



38    MainStay Indexed Bond Fund

 CLASS A                                  SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                            3,367,729  $  38,621,093

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                          201,269      2,311,902

Shares redeemed                       (2,938,502)   (33,840,358)
                                     --------------------------


Net increase (decrease) in shares
  outstanding before conversion          630,496      7,092,637

Shares converted into Class A (See
  Note 1)                                 26,937        308,609

Shares converted from Class A (See
  Note 1)                                (17,795)      (204,748)

Shares converted from Class A (a)        (25,085)      (282,703)
                                     --------------------------


Net increase (decrease)                  614,553  $   6,913,795
                                     ==========================


Year ended October 31, 2009:

Shares sold                            3,981,714  $  43,827,538

Shares issued to shareholders in
  reinvestment of dividends              227,691      2,511,641

Shares redeemed                       (3,350,470)   (36,984,892)
                                     --------------------------


Net increase (decrease) in shares
  outstanding before conversion          858,935      9,354,287

Shares converted into Class A (See
  Note 1)                                 21,812        242,238

Shares converted from Class A (See
  Note 1)                                (15,808)      (176,176)
                                     --------------------------


Net increase (decrease)                  864,939  $   9,420,349
                                     ==========================



 CLASS I                                  SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                           15,072,713  $ 172,634,005

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                        1,474,481     16,945,975

Shares redeemed                      (13,455,611)  (154,553,006)
                                     --------------------------


Net increase (decrease) in shares
  outstanding before conversion        3,091,583     35,026,974

Shares converted into Class I (a)         25,062        282,703
                                     --------------------------


Net increase (decrease)                3,116,645  $  35,309,677
                                     ==========================


Year ended October 31, 2009:

Shares sold                           15,748,210  $ 174,384,468

Shares issued to shareholders in
  reinvestment of dividends            1,508,897     16,661,143

Shares redeemed                      (12,816,997)  (140,316,236)
                                     --------------------------


Net increase (decrease)                4,440,110  $  50,729,375
                                     ==========================




(a) In addition to any automatic conversion features described above in Note 1 with respect to Investor Class and Class A, an investor generally may also elect to convert their shares on a voluntary basis into another share class of the same fund for which an investor is eligible. However, the following limitation apply:

  - Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and


This limitation does not impact any automatic conversion features described in
Note 1 with respect to Investor Class and Class A.

An investor or an investor's financial intermediary may contact the Fund to request a voluntary conversion between shares classes of the same Fund. An investor may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If an investor fails to remain eligible for the new share class, an investor may automatically be converted back to their original share class, or into another share class, if appropriate.

NOTE 9-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments or disclosure have been identified other than the extension of the written expense limitation agreement as disclosed in Note 3(A) to these financial statements.



                                                   mainstayinvestments.com    39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Indexed Bond Fund ("the Fund"), one of the funds constituting MainStay Funds Trust, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Indexed Bond Fund of MainStay Funds Trust as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


40    MainStay Indexed Bond Fund

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreement. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Indexed Bond Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments").

In reaching its decision to approve this agreement (the "Agreement"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreement, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments; (ii) the investment performance of the Fund and New York Life Investments; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decision to approve the Agreement was based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year with respect to New York Life Investments and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreement also were based, in part, on the Board's consideration of the Agreement in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decision to approve the Agreement is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE
INVESTMENTS

In considering the approval of the Agreement, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds and serves a variety of other investment advisory clients, including other pooled investment vehicles. The Board considered the experience of senior personnel at New York Life Investments providing investment advisory, management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. In this regard, the Board considered the experience of the Fund's portfolio managers, the number of accounts managed by the portfolio managers and New York Life Investments' method for compensating portfolio managers. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment

                                                   mainstayinvestments.com    41
objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports, include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreement, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments to enhance investment returns, supported a determination to approve the Agreement. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS

The Board considered the costs of the services provided by New York Life Investments under the Agreement, and the profits realized by New York Life Investments and its affiliates due to their relationships with the Fund.

In evaluating any costs and profits of New York Life Investments and its affiliates due to their relationships with the Fund, the Board considered, among other things, New York Life Investments' investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that New York Life Investments must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreement, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreement, that any profits realized by New York Life Investments and its affiliates due to their relationships with the Fund supported the Board's determination to approve the Agreement.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreement, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would

42    MainStay Indexed Bond Fund
continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreement and the Fund's expected total ordinary operating expenses. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreement, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreement.


                                                   mainstayinvestments.com    43

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund is required under the Internal Revenue Code to advise shareholders within 60 days of the Fund's fiscal year end (October 31, 2010) as to the federal tax status of dividends paid by the Fund during such fiscal years. Accordingly, the Fund paid $785,515 as long term capital distribution.

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2010.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; and
(ii) on the SEC's website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at www.mainstayinvestments.com; or on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


44    MainStay Indexed Bond Fund

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


                                                   mainstayinvestments.com    45

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


46    MainStay Indexed Bond Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    47

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





48    MainStay Indexed Bond Fund

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


                                                   mainstayinvestments.com    49

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21210 MS333-10                                         MSIN11-12/10
                                                                              B3

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY INTERMEDIATE TERM BOND FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------
Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   11
---------------------------------------------
Financial Statements                       23
---------------------------------------------
Notes to Financial Statements              29
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            38
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  39
---------------------------------------------
Federal Income Tax Information             42
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        42
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       42
---------------------------------------------
Board Members and Officers                 43
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.



(LINE GRAPH)

                      MAINSTAY INTERMEDIATE
                            TERM BOND          BARCLAYS CAPITAL
                            FUND CLASS          U.S. AGGREGATE
                             I SHARES             BOND INDEX
                      ---------------------    ----------------
10/31/00                      10000                  10000
10/31/01                      11406                  11456
10/31/02                      11603                  12130
10/31/03                      12262                  12725
10/31/04                      12913                  13429
10/31/05                      13038                  13581
10/31/06                      13650                  14286
10/31/07                      14325                  15055
10/31/08                      14381                  15101
10/31/09                      16426                  17183
10/31/10                      18049                  18560




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                          SALES CHARGE                                                  ONE YEAR    FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 4.5% Initial Sales Charge                     With sales charges           4.41%        5.28%
                                                                                  Excluding sales charges      9.33         6.26
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 4.5% Initial Sales Charge                     With sales charges           4.56         5.36
                                                                                  Excluding sales charges      9.48         6.34
-----------------------------------------------------------------------------------------------------------------------------------
Class B Shares(4)           Maximum 5% CDSC                                       With sales charges           3.55         5.13
                            if Redeemed Within the First Six Years of Purchase    Excluding sales charges      8.55         5.45
-----------------------------------------------------------------------------------------------------------------------------------
Class C Shares(4)           Maximum 1% CDSC                                       With sales charges           7.54         5.47
                            if Redeemed Within One Year of Purchase               Excluding sales charges      8.54         5.47
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                                    9.88         6.72
-----------------------------------------------------------------------------------------------------------------------------------

                                           GROSS
                                          EXPENSE
CLASS                       TEN YEARS    RATIO(2)
-------------------------------------------------
Investor Class Shares(3)      5.22%        1.25%
                              5.71         1.25
-------------------------------------------------
Class A Shares(4)             5.26         1.08
                              5.75         1.08
-------------------------------------------------
Class B Shares(4)             4.93         2.00
                              4.93         2.00
-------------------------------------------------
Class C Shares(4)             4.94         2.00
                              4.94         2.00
-------------------------------------------------
Class I Shares                6.08         0.83
-------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for Investor Class shares might have been lower.
4. Performance figures for Class A, B and C shares, first offered on January 2, 2004, include the historical performance of Class I shares through December 31, 2003, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class A, B and C shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                                         ONE      FIVE     TEN
                                                              YEAR    YEARS    YEARS
Barclays Capital U.S. Aggregate Bond Index(5)                8.01%    6.45%    6.38%
------------------------------------------------------------------------------------
Average Lipper Intermediate Investment Grade Debt Fund(6)    9.63     5.77     5.87
------------------------------------------------------------------------------------







5. The Barclays Capital U.S. Aggregate Bond Index consists of the following other unmanaged Barclays Capital indices: the Government Bond Index, the Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. The Barclays Capital U.S. Aggregate Bond Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
6. The average Lipper intermediate investment grade debt fund is representative of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Intermediate Term Bond Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY INTERMEDIATE TERM BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,055.20        $5.59          $1,019.80         $5.50
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,054.80        $5.18          $1,020.20         $5.09
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES                      $1,000.00       $1,050.40        $9.46          $1,016.00         $9.30
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES                      $1,000.00       $1,050.40        $9.46          $1,016.00         $9.30
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,056.90        $3.11          $1,022.20         $3.06
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.08% for Investor Class, 1.00% for Class A, 1.83% for Class B and Class C and 0.60% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)

(PORTFOLIO COMPOSITION PIE CHART)

Corporate Bonds                                 46.8
U.S. Government & Federal Agencies              27.1
Yankee Bonds                                    11.0
Short-Term Investment                           10.3
Mortgage-Backed Securities                       8.8
Asset-Backed Securities                          0.5
Municipal Bond                                   0.1
Common Stock                                     0.0
Foreign Government Bond                          0.0
Warrants                                         0.0
Other Assets, Less Liabilities                  (4.6)




See Portfolio of Investments beginning on page 11 for specific holdings within these categories.

++ Less than one-tenth of a percent.


TOP TEN ISSUERS HELD AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  Federal National Mortgage Association (Mortgage Pass-Through
        Securities), 4.50%-6.50%, due 2/1/17-11/1/38
    2. United States Treasury Bonds, 4.375%-6.25%, due 5/15/30-5/15/40
    3.  Government National Mortgage Association (Mortgage Pass-
        Through Securities), 6.00%-12.50%, due 1/15/14-2/1/36
    4.  N.V. Energy, Inc., 7.803%-8.625%, due 6/15/12-3/15/14
    5.  Freddie Mac (Collateralized Mortgage Obligations),
        3.50%-5.00%, due 6/15/13-6/15/34
    6.  Kraft Foods, Inc., 6.125%-7.00%, due 2/1/18-8/11/37
    7.  AgriBank FCB, 9.125%, due 7/15/19
    8.  Federal Home Loan Mortgage Corporation (Mortgage Pass-
        Through Securities), 5.00%-6.50%, due 2/1/11-1/1/38
    9.  Entergy Corp., 3.625%-5.125%, due 9/15/15-9/15/20
   10. Greenwich Capital Commercial Funding Corp., 5.224%-5.317%, due 6/10/36-4/10/37





8    MainStay Intermediate Term Bond Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Gary Goodenough and James Ramsay, CFA, of MacKay Shields LLC, the Fund's Subadvisor.

HOW DID MAINSTAY INTERMEDIATE TERM BOND FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Intermediate Term Bond Fund returned 9.33% for Investor Class shares, 9.48% for Class A shares, 8.55% for Class B shares and 8.54% for Class C shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 9.88%. Class I shares outperformed--and Investor Class, Class A, Class B and Class C shares underperformed--the 9.63% return of the average Lipper(1) intermediate investment grade debt fund for the 12-month reporting period. All share classes outperformed the 8.01% return of the Barclays Capital U.S. Aggregate Bond Index(2) for the 12 months ended October 31, 2010. The Barclays Capital U.S. Aggregate Bond Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund benefited from a tightening of credit-related spreads,(3) with overweight positions relative to the Barclays Capital U.S. Aggregate Bond Index in corporate bonds (both investment-grade and high-yield), commercial mortgage-backed securities and asset-backed securities. Effective issue selection in investment-grade corporate bonds, notably a bias toward securities rated BBB,(4) added to the Fund's relative performance, as did nimble use of the new-issue pipeline and a variety of well-timed sales. A modest allocation to mortgage-backed securities collateralized by residential loans that did not conform to the standards of Fannie Mae and Freddie Mac also added value.

DURING THE REPORTING PERIOD, HOW WAS THE FUND'S PERFORMANCE MATERIALLY AFFECTED BY INVESTMENTS IN DERIVATIVES?

We used U.S. Treasury futures early in the reporting period to influence the yield curve positioning(5) of the Fund. More specifically, the Treasury futures introduced a bias in the Fund toward a flattening of the yield spread between the two-year and the 10-year segments of the U.S. Treasury curve. The trade proved too early and ran counter to the direction of yield curve changes at the time, and after several months, we lifted the trade. We later reestablished the flattening bias by redistributing the Fund's allocation of bond maturities across the yield curve. At that juncture, the trade had a good effect, as investors expressed a willingness to purchase securities with longer maturities for higher yield as long as inflationary pressures remained subdued.

WHAT WAS THE FUND'S DURATION STRATEGY DURING THE REPORTING PERIOD?

We kept the Fund's duration(6) close to that of the Barclays Capital U.S. Aggregate Bond Index for most of the reporting period, maintaining an intermediate duration that tracked the duration of the Fund's benchmark within 10%. With the Fund and its benchmark having similar sensitivity to changes in Treasury yields, duration strategy was only a modest contributor to the Fund's performance during the reporting period. At the end of the reporting period, the Fund had a duration of 4.6 years.

WHAT SPECIFIC FACTORS, RISKS OR MARKET FORCES PROMPTED SIGNIFICANT DECISIONS FOR THE FUND DURING THE REPORTING PERIOD?

We promoted credit risk as the principal driver of performance during the reporting period and tended to neutralize interest-rate risk. We expected that corporate bonds (both investment-grade and high-yield) and commercial mortgage-backed securities would have better total returns than government-related debt during the reporting period. We had two reasons for this expectation. First, the prospects for credit-related sectors were aligned with the decision of the Federal Reserve's monetary policymaking committee to maintain short-term interest rates close to zero. Second, the low interest-rate environment sparked healthy demand for higher-yielding products.

Tighter underwriting standards limited refinancing opportunities, even for homeowners with pristine credit and substantial equity in their homes. We expected the absence of credit availability to slow principal payment rates from loans that were issued from 2003 through 2005, and this gave us confidence to emphasize higher-coupon mortgage-backed securities originated prior to 2006.


1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the Barclays Capital U.S. Aggregate Bond Index.
3. The terms "spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.
4. Debt rated BBB by Standard & Poor's is deemed by Standard & Poor's to exhibit adequate protection parameters. It is the opinion of Standard & Poor's, however, that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation than would be the case for debt in higher-rated categories. When applied to Fund holdings ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.
5. The yield curve is a line that plots the yields of various securities of similar quality--typically U.S. Treasury issues--across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.
6. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

                                                    mainstayinvestments.com    9

The pending Basel III accords,(7) which establish international standards for bank capitalization, retained a differential between the risk weighting for Ginnie Mae mortgage-backed securities and mortgage-backed issues from Fannie Mae and Freddie Mac. The risk-weighting decision renewed the attractiveness of Ginnie Mae mortgages for overseas investors. We expected Ginnie Mae mortgage-backed securities to appreciate in value faster than Fannie Mae and Freddie Mac issues as the proposed Basel III accords percolated through global financial centers.

When the reporting period began, the market priced securitizations of residential mortgages that did not conform to the standards of Fannie Mae and Freddie Mac at deep discounts to par. The prices suggested that problems in the housing market were intractable. We differed with this assessment and viewed non-agency residential securitizations as oversold.

DURING THE REPORTING PERIOD, WHICH MARKET SEGMENTS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH MARKET SEGMENTS WERE PARTICULARLY WEAK?

Overweight positions in investment-grade corporate bonds, high-yield corporate bonds and commercial mortgage-backed securities were positive contributors. An emphasis on corporate bonds rated BBB was especially beneficial, as the spread on corporate bonds rated A and AA compressed meaningfully. The Fund also benefited from our decision to favor intermediate-duration bonds over short-duration bonds as the yield spread between the two-year and 10-year benchmark points on the Treasury yield curve narrowed. In residential mortgage-backed securities, overweight positions in Ginnie Mae securities and higher-coupon Fannie Mae and Freddie Mac issues benefited performance, as did exposure to non-agency securitizations.

On the other hand, transaction costs involved in raising allocations to high-yield corporate bonds and commercial mortgage-backed securities tempered gains from the Fund's overweight positions in these sectors. The Fund also held some corporate bonds with significant issuer exposure to Eurozone economies under stress. One example was Irish Life and Permanent, an Irish financial services provider. This holding--and others in similar situations--detracted from the Fund's results during the reporting period.

During the reporting period, some non-investment-grade holdings in the gaming and lodging industry (such as Starwood Hotels & Resorts, Penn National Gaming and Peninsula Gaming) and in the wireless telecommunications industry (such as Sprint Nextel, Immarsat and SBA Telecommunications) had sluggish performance relative to the broader high-yield corporate bond universe and thus detracted from the Fund's performance. The price performance of these securities reflected expectations that consumer spending improvements would remain tepid.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

We positioned the Fund for a recovery in the financials sector by increasing its exposure to regional banks, such as Regions Financial and Key Bank, and money-center banks, such as Bank of America. This strategy had good momentum for much of the reporting period, but slowed toward the end of the reporting period on concerns that banks would have to buy back nonperforming mortgage loans whose documentation was misrepresented at origination.

HOW DID THE FUND'S SECTOR WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

We meaningfully increased the Fund's exposures to investment-grade corporate bonds, high-yield corporate bonds and commercial mortgage-backed securities during the reporting period. These moves sought to introduce incremental yield to the Fund and to position it for tighter spreads in these sectors. The trades were funded with sales of agency mortgage pass-throughs(8) and U.S. Treasury securities.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of October 31, 2010, the Fund had overweight positions relative to the Barclays Capital U.S. Aggregate Bond Index in high-yield corporate bonds, investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities. On the same date, the Fund had underweight positions relative to the benchmark in U.S. Treasury securities, agency debentures and agency mortgage-backed securities. Because of stronger demand for risk assets during the reporting period, the Fund benefited from its underweight positions in government-related sectors and its overweight positions in credit-sensitive and commercial sectors.

7. The Basel III accords seek to strengthen global capital and liquidity regulations with the goal of promoting a more resilient banking sector.
8. Pass-through mortgages consist of a pool of residential mortgage loans, in which homeowners' monthly payments of principal, interest and prepayments pass from the original bank through a government agency or investment bank to investors.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

10    MainStay Intermediate Term Bond Fund

PORTFOLIO OF INVESTMENTS(+++) OCTOBER 31, 2010


                                PRINCIPAL
                                   AMOUNT         VALUE
LONG-TERM BONDS 94.3%+
ASSET-BACKED SECURITIES 0.5%
-------------------------------------------------------

CREDIT CARDS 0.1%
Chase Issuance Trust
  Series 2006-C4, Class C4
  0.546%, due 1/15/14 (a)     $   750,000  $    744,393
                                           ------------


DIVERSIFIED FINANCIAL SERVICES 0.2%
Dominos Pizza Master Issuer
  LLC
  Series 2007-1, Class A2
  5.261%, due 4/25/37 (b)         550,000       559,625
Dunkin Securitization
  Series 2006-1, Class A2
  5.779%, due 6/20/31 (b)         395,000       400,566
                                           ------------
                                                960,191
                                           ------------

HOME EQUITY 0.1%
Citicorp Residential
  Mortgage Securities, Inc.
  Series 2006-3, Class A3
  5.61%, due 11/25/36 (c)         121,730       122,763
  Series 2006-1, Class A3
  5.706%, due 7/25/36 (c)         264,837       267,903
                                           ------------
                                                390,666
                                           ------------

UTILITIES 0.1%
Atlantic City Electric
  Transition Funding LLC
  Series 2002-1, Class A4
  5.55%, due 10/20/23             675,000       810,234
                                           ------------
Total Asset-Backed
  Securities
  (Cost $2,756,212)                           2,905,484
                                           ------------


CORPORATE BONDS 46.8%
-------------------------------------------------------

ADVERTISING 0.1%
Lamar Media Corp.
  9.75%, due 4/1/14               345,000       398,475
                                           ------------


AEROSPACE & DEFENSE 0.1%
Alliant Techsystems, Inc.
  6.875%, due 9/15/20             589,000       619,923
                                           ------------


AGRICULTURE 0.7%
Altria Group, Inc.
  9.25%, due 8/6/19               470,000       645,298
Bunge, Ltd. Finance Corp.
  5.10%, due 7/15/15            2,000,000     2,139,846
Lorillard Tobacco Co.
  8.125%, due 6/23/19             720,000       831,883
                                           ------------
                                              3,617,027
                                           ------------

APPAREL 0.0%++
Unifi, Inc.
  11.50%, due 5/15/14               9,000         9,473
                                           ------------


AUTO MANUFACTURERS 0.6%
Nissan Motor Acceptance
  Corp.
  4.50%, due 1/30/15 (b)        3,240,000     3,466,495
                                           ------------


AUTO PARTS & EQUIPMENT 0.0%++
FleetPride Corp.
  11.50%, due 10/1/14 (b)          25,000        23,750
Goodyear Tire & Rubber Co.
  (The)
  10.50%, due 5/15/16             173,000       198,085
                                           ------------
                                                221,835
                                           ------------

BANKS 6.5%
X  AgriBank FCB
  9.125%, due 7/15/19           5,795,000     7,202,159
Bank of America Corp.
  5.75%, due 8/15/16            1,400,000     1,489,596
  6.50%, due 8/1/16               625,000       696,927
Citigroup, Inc.
  5.375%, due 8/9/20              250,000       263,117
  5.50%, due 4/11/13            2,335,000     2,528,034
  6.375%, due 8/12/14           1,250,000     1,403,004
  8.50%, due 5/22/19            1,052,500     1,321,600
Discover Bank/Greenwood DE
  7.00%, due 4/15/20            3,550,000     3,918,099
  8.70%, due 11/18/19           2,000,000     2,420,428
Fifth Third Bancorp
  5.45%, due 1/15/17            1,477,000     1,568,268
Goldman Sachs Group, Inc.
  (The)
  5.95%, due 1/18/18            1,000,000     1,111,291
  6.00%, due 6/15/20              410,000       455,638
JPMorgan Chase & Co.
  5.125%, due 9/15/14           2,140,000     2,346,818
  5.15%, due 10/1/15            1,000,000     1,104,241
KeyBank N.A.
  5.80%, due 7/1/14             3,765,000     4,126,158
Morgan Stanley
  4.75%, due 4/1/14             1,495,000     1,560,790
  5.625%, due 9/23/19             285,000       299,267
  6.00%, due 4/28/15              300,000       333,461
Regions Bank
  3.25%, due 12/9/11 (d)        1,635,000     1,686,812
Wachovia Corp.
  5.50%, due 5/1/13               400,000       440,034
                                           ------------
                                             36,275,742
                                           ------------



+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest issuers held, as of October 31, 2010, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

BEVERAGES 2.1%
Anheuser-Busch InBev
  Worldwide, Inc.
  5.375%, due 11/15/14 (b)    $ 2,500,000  $  2,824,333
  7.75%, due 1/15/19 (b)        2,000,000     2,586,312
Coca-Cola Enterprises, Inc.
  8.00%, due 9/15/22            2,844,000     3,923,329
Constellation Brands, Inc.
  8.375%, due 12/15/14          1,061,000     1,194,951
Dr. Pepper Snapple Group,
  Inc.
  6.82%, due 5/1/18               725,000       893,056
                                           ------------
                                             11,421,981
                                           ------------

BUILDING MATERIALS 0.1%
USG Corp.
  6.30%, due 11/15/16             630,000       563,850
                                           ------------


CHEMICALS 2.7%
Chevron Phillips Chemical
  Co. LLC
  8.25%, due 6/15/19 (b)        3,430,000     4,309,315
Dow Chemical Co. (The)
  5.90%, due 2/15/15            2,005,000     2,259,326
  8.55%, due 5/15/19            1,015,000     1,303,602
Incitec Pivot Finance LLC
  6.00%, due 12/10/19 (b)       5,000,000     5,300,235
Nalco Co.
  8.25%, due 5/15/17            1,077,000     1,199,509
Olin Corp.
  8.875%, due 8/15/19             170,000       186,150
Westlake Chemical Corp.
  6.625%, due 1/15/16             615,000       631,912
                                           ------------
                                             15,190,049
                                           ------------

COAL 0.1%
Peabody Energy Corp.
  7.375%, due 11/1/16             441,000       499,433
  7.875%, due 11/1/26              15,000        16,950
                                           ------------
                                                516,383
                                           ------------

COMMERCIAL SERVICES 0.3%
Great Lakes Dredge & Dock
  Corp.
  7.75%, due 12/15/13             180,000       182,250
Lender Processing Services,
  Inc.
  8.125%, due 7/1/16              885,000       911,550
PHH Corp.
  9.25%, due 3/1/16 (b)           360,000       369,450
Quebecor World, Inc.
  (Litigation Recovery
  Trust--Escrow Shares)
  9.75%, due 8/1/49
  (b)(e)(f)(g)                     15,000           780
Service Corp. International
  7.625%, due 10/1/18              10,000        10,875
                                           ------------
                                              1,474,905
                                           ------------

COMPUTERS 0.2%
Hewlett-Packard Co.
  6.125%, due 3/1/14              350,000       405,293
SunGard Data Systems, Inc.
  4.875%, due 1/15/14              10,000         9,825
  9.125%, due 8/15/13             458,000       468,877
                                           ------------
                                                883,995
                                           ------------

DIVERSIFIED FINANCIAL SERVICES 0.8%
Alterra Finance LLC
  6.25%, due 9/30/20            2,900,000     2,906,015
General Electric Capital
  Corp.
  3.50%, due 6/29/15            1,270,000     1,344,405
                                           ------------
                                              4,250,420
                                           ------------

ELECTRIC 5.1%
AES Corp. (The)
  7.75%, due 10/15/15           1,000,000     1,095,000
AES Eastern Energy, L.P.
  Series 1999-A
  9.00%, due 1/2/17                39,355        41,323
Allegheny Energy Supply Co.
  LLC
  5.75%, due 10/15/19 (b)       1,605,000     1,683,401
Ameren Energy Generating Co.
  6.30%, due 4/1/20             1,585,000     1,605,752
Calpine Construction Finance
  Co., L.P. and CCFC Finance
  Corp.
  8.00%, due 6/1/16 (b)         1,111,000     1,202,658
CMS Energy Corp.
  6.25%, due 2/1/20             2,765,000     2,941,446
X  Entergy Corp.
  3.625%, due 9/15/15           5,220,000     5,330,450
  5.125%, due 9/15/20           1,550,000     1,569,187
X  N.V. Energy, Inc.
  7.803%, due 6/15/12           1,585,000     1,617,545
  8.625%, due 3/15/14           6,958,000     7,166,740
NRG Energy, Inc.
  7.25%, due 2/1/14                 5,000         5,119
  7.375%, due 2/1/16               94,000        97,878
OGE Energy Corp.
  5.00%, due 11/15/14           1,420,000     1,558,130
Public Service Co. of New
  Mexico
  7.95%, due 5/15/18              604,000       664,395
Reliant Energy Mid-Atlantic
  Power Holdings LLC
  Series C
  9.681%, due 7/2/26                1,000         1,070
Toledo Edison Co. (The)
  7.25%, due 5/1/20               780,000       967,184
Virginia Electric and Power
  Co.
  5.10%, due 11/30/12             660,000       717,025
                                           ------------
                                             28,264,303
                                           ------------



12    MainStay Intermediate Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

ELECTRICAL COMPONENTS & EQUIPMENT 0.2%
Belden, Inc.
  7.00%, due 3/15/17          $ 1,155,000  $  1,172,325
  9.25%, due 6/15/19              137,000       151,556
                                           ------------
                                              1,323,881
                                           ------------

ENTERTAINMENT 0.4%
Peninsula Gaming LLC
  8.375%, due 8/15/15           1,136,000     1,204,160
Penn National Gaming, Inc.
  6.75%, due 3/1/15             1,164,000     1,187,280
Speedway Motorsports, Inc.
  6.75%, due 6/1/13                30,000        30,375
Vail Resorts, Inc.
  6.75%, due 2/15/14               30,000        30,525
                                           ------------
                                              2,452,340
                                           ------------

ENVIRONMENTAL CONTROLS 0.2%
Clean Harbors, Inc.
  7.625%, due 8/15/16             990,000     1,045,688
Geo Sub Corp.
  11.00%, due 5/15/12              20,000        18,400
                                           ------------
                                              1,064,088
                                           ------------

FINANCE--COMMERCIAL 0.2%
Textron Financial Corp.
  5.40%, due 4/28/13            1,305,000     1,371,389
                                           ------------


FINANCE--CONSUMER LOANS 0.6%
HSBC Finance Corp.
  6.375%, due 11/27/12          1,505,000     1,644,783
  6.75%, due 5/15/11              535,000       551,582
John Deere Capital Corp.
  4.90%, due 9/9/13               930,000     1,029,704
SLM Corp.
  8.00%, due 3/25/20              241,000       243,595
                                           ------------
                                              3,469,664
                                           ------------

FINANCE--CREDIT CARD 0.0%++
MBNA Corp.
  Series F
  7.50%, due 3/15/12              240,000       257,418
                                           ------------


FINANCE--INVESTMENT BANKER/BROKER 0.8%
Bear Stearns Cos., Inc.
  (The)
  5.30%, due 10/30/15             225,000       253,146
  5.70%, due 11/15/14           1,200,000     1,367,193
  7.25%, due 2/1/18               275,000       335,553
Jefferies Group, Inc.
  8.50%, due 7/15/19              800,000       944,633
Merrill Lynch & Co., Inc.
  Series C
  5.00%, due 2/3/14               800,000       854,932
  6.15%, due 4/25/13              790,000       856,264
                                           ------------
                                              4,611,721
                                           ------------

FINANCE--LEASING COMPANIES 0.5%
International Lease Finance
  Corp.
  5.625%, due 9/20/13           1,010,000     1,016,313
  5.75%, due 6/15/11            1,480,000     1,496,650
                                           ------------
                                              2,512,963
                                           ------------

FINANCE--MORTGAGE LOAN/BANKER 0.1%
Countrywide Financial Corp.
  6.25%, due 5/15/16              750,000       799,957
                                           ------------


FINANCE--OTHER SERVICES 0.0%++
Nationstar
  Mortgage/Nationstar
  Capital Corp.
  10.875%, due 4/1/15 (b)         241,000       218,105
                                           ------------


FOOD 1.4%
X  Kraft Foods, Inc.
  6.125%, due 2/1/18            5,020,000     5,913,655
  7.00%, due 8/11/37            1,260,000     1,515,024
Tyson Foods, Inc.
  10.50%, due 3/1/14              225,000       270,563
                                           ------------
                                              7,699,242
                                           ------------

FOREST PRODUCTS & PAPER 0.2%
Georgia-Pacific Corp.
  7.00%, due 1/15/15 (b)        1,110,000     1,158,563
  8.875%, due 5/15/31              50,000        62,625
Weyerhaeuser Co.
  7.375%, due 10/1/19             131,000       145,006
                                           ------------
                                              1,366,194
                                           ------------

HEALTH CARE--PRODUCTS 0.0%++
Hanger Orthopedic Group,
  Inc.
  10.25%, due 6/1/14               15,000        15,825
                                           ------------


HEALTH CARE--SERVICES 2.4%
CIGNA Corp.
  8.50%, due 5/1/19               875,000     1,141,466
Coventry Health Care, Inc.
  5.95%, due 3/15/17            1,635,000     1,668,516
  6.125%, due 1/15/15           4,668,000     4,907,590
HCA, Inc.
  5.75%, due 3/15/14               11,000        11,192
  6.375%, due 1/15/15             165,000       169,537
  8.50%, due 4/15/19              888,000       999,000
Roche Holdings, Inc.
  6.00%, due 3/1/19 (b)         1,775,000     2,141,490


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

HEALTH CARE--SERVICES (CONTINUED)
WellPoint, Inc.
  5.00%, due 12/15/14         $ 1,895,000  $  2,110,602
                                           ------------
                                             13,149,393
                                           ------------

HOLDING COMPANY--DIVERSIFIED 0.0%++
Kansas City Southern Railway
  8.00%, due 6/1/15               175,000       189,000
                                           ------------


HOUSEHOLD PRODUCTS & WARES 0.1%
Spectrum Brands, Inc.
  9.50%, due 6/15/18 (b)          451,000       500,892
                                           ------------


INSURANCE 2.0%
Crum & Forster Holdings
  Corp.
  7.75%, due 5/1/17             1,015,000     1,067,019
Genworth Financial, Inc.
  8.625%, due 12/15/16          1,300,000     1,484,608
MetLife, Inc.
  6.125%, due 12/1/11             460,000       486,023
St. Paul Travelers Cos.,
  Inc. (The)
  6.25%, due 6/20/16            1,200,000     1,428,991
Teachers Insurance & Annuity
  Association of America
  6.85%, due 12/16/39 (b)       4,500,000     5,288,396
Travelers Cos., Inc. (The)
  6.25%, due 3/15/67 (a)          240,000       249,600
Unum Group
  7.125%, due 9/30/16             750,000       865,725
Willis North America, Inc.
  6.20%, due 3/28/17               88,000        94,246
                                           ------------
                                             10,964,608
                                           ------------

INTERNET 0.2%
Expedia, Inc.
  8.50%, due 7/1/16 (b)           993,000     1,097,265
                                           ------------



INVESTMENT MANAGEMENT/ADVISORY SERVICES 0.2%
Janus Capital Group, Inc.
  6.95%, due 6/15/17            1,166,000     1,221,133
                                           ------------



LEISURE TIME 0.1%
Brunswick Corp.
  11.25%, due 11/1/16 (b)         430,000       510,625
Harley-Davidson Funding
  Corp.
  6.80%, due 6/15/18 (b)          250,000       271,861
                                           ------------
                                                782,486
                                           ------------

LODGING 0.2%
Seminole Hard Rock
  Entertainment, Inc./
  Seminole Hard Rock
  International LLC
  2.792%, due 3/15/14 (a)(b)       10,000         8,875
Sheraton Holding Corp.
  7.375%, due 11/15/15            177,000       198,904
Starwood Hotels & Resorts
  Worldwide, Inc.
  6.75%, due 5/15/18              856,000       948,020
                                           ------------
                                              1,155,799
                                           ------------

MEDIA 2.3%
Charter Communications
  Operating LLC
  8.00%, due 4/30/12 (b)        1,141,000     1,213,739
Comcast Cable Holdings, LLC
  9.80%, due 2/1/12             1,205,000     1,331,050
CSC Holdings, Inc.
  6.75%, due 4/15/12              180,000       188,325
  8.50%, due 6/15/15            1,067,000     1,175,034
Morris Publishing Group LLC
  10.00%, due 9/1/14 (f)            4,830         4,715
NBC Universal, Inc.
  5.15%, due 4/30/20 (b)        2,900,000     3,146,924
Rainbow National Services
  LLC
  8.75%, due 9/1/12 (b)            15,000        15,094
Time Warner Cable, Inc.
  8.25%, due 2/14/14            2,535,000     3,026,425
Time Warner, Inc.
  7.70%, due 5/1/32             1,980,000     2,436,855
Ziff Davis Media, Inc.
  (Escrow Shares)
  8.788%, due 7/15/11
  (e)(f)(g)(h)                      6,787           177
                                           ------------
                                             12,538,338
                                           ------------

MINING 0.2%
Alcoa, Inc.
  5.90%, due 2/1/27               560,000       549,625
Freeport-McMoRan Copper &
  Gold, Inc.
  8.25%, due 4/1/15                10,000        10,713
Vulcan Materials Co.
  6.30%, due 6/15/13              500,000       543,582
                                           ------------
                                              1,103,920
                                           ------------

MISCELLANEOUS--MANUFACTURING 0.7%
Cargill, Inc.
  6.00%, due 11/27/17 (b)       1,525,000     1,805,344
Colt Defense LLC/Colt
  Finance Corp.
  8.75%, due 11/15/17 (b)       1,118,000       839,897
SPX Corp.
  7.625%, due 12/15/14          1,100,000     1,221,000
                                           ------------
                                              3,866,241
                                           ------------



14    MainStay Intermediate Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

OFFICE & BUSINESS EQUIPMENT 0.8%
Xerox Corp.
  4.25%, due 2/15/15          $ 4,055,000  $  4,366,736
                                           ------------


OFFICE FURNISHINGS 0.0%++
Interface, Inc.
  11.375%, due 11/1/13            135,000       156,600
                                           ------------


OIL & GAS 2.6%
Chesapeake Energy Corp.
  6.50%, due 8/15/17              192,000       200,160
Concho Resources,
  Inc./Midland TX
  8.625%, due 10/1/17             131,000       141,808
EQT Corp.
  8.125%, due 6/1/19            2,000,000     2,460,758
Forest Oil Corp.
  8.00%, due 12/15/11              10,000        10,500
Frontier Oil Corp.
  8.50%, due 9/15/16              601,000       632,552
KazMunaiGaz Finance Sub B.V.
  11.75%, due 1/23/15 (b)         165,000       204,806
Marathon Oil Corp.
  6.50%, due 2/15/14              860,000       989,595
Newfield Exploration Co.
  6.625%, due 9/1/14              100,000       102,250
  6.625%, due 4/15/16             865,000       899,600
Pemex Project Funding Master
  Trust
  6.625%, due 6/15/35              25,000        27,729
Plains Exploration &
  Production Co.
  7.625%, due 4/1/20              500,000       538,750
  7.75%, due 6/15/15              808,000       852,440
Pride International, Inc.
  6.875%, due 8/15/20           2,000,000     2,265,000
Questar Market Resources,
  Inc.
  6.05%, due 9/1/16             2,000,000     2,075,186
  6.80%, due 3/1/20             1,306,000     1,351,380
Range Resources Corp.
  7.50%, due 5/15/16              180,000       188,550
Tesoro Corp.
  6.50%, due 6/1/17               670,000       666,650
Whiting Petroleum Corp.
  7.00%, due 2/1/14               855,000       909,506
                                           ------------
                                             14,517,220
                                           ------------

OIL & GAS SERVICES 0.4%
Halliburton Co.
  6.15%, due 9/15/19            1,350,000     1,613,797
SEACOR Holdings, Inc.
  7.375%, due 10/1/19             340,000       363,173
                                           ------------
                                              1,976,970
                                           ------------

PACKAGING & CONTAINERS 0.1%
Crown Americas LLC/Crown
  Americas Capital Corp.
  7.75%, due 11/15/15             436,000       453,440
                                           ------------


PHARMACEUTICALS 0.0%++
Medco Health Solutions, Inc.
  7.25%, due 8/15/13              155,000       179,114
NBTY, Inc.
  7.125%, due 10/1/15              10,000        10,250
                                           ------------
                                                189,364
                                           ------------

PIPELINES 4.1%
Boardwalk Pipelines, L.P.
  5.875%, due 11/15/16          2,445,000     2,793,056
Copano Energy LLC
  8.125%, due 3/1/16            1,119,000     1,155,367
El Paso Pipeline Partners
  Operating Co. LLC
  6.50%, due 4/1/20             4,185,000     4,564,789
Energy Transfer Partners,
  L.P.
  8.50%, due 4/15/14              295,000       351,024
MarkWest Energy Partners,
  L.P./MarkWest Energy
  Finance Corp.
  6.75%, due 11/1/20            1,020,000     1,042,950
  Series B
  6.875%, due 11/1/14             624,000       638,040
  6.875%, due 11/1/14             144,000       147,600
NGPL Pipeco LLC
  7.119%, due 12/15/17 (b)      2,780,000     3,134,450
  7.768%, due 12/15/37 (b)        820,000       877,400
ONEOK Partners, L.P.
  8.625%, due 3/1/19              200,000       260,255
ONEOK, Inc.
  6.00%, due 6/15/35            1,425,000     1,416,366
Panhandle Eastern Pipeline
  Co., L.P.
  6.20%, due 11/1/17            3,485,000     3,856,062
  8.125%, due 6/1/19              600,000       726,469
Plains All American
  Pipeline, L.P./PAA Finance
  Corp.
  5.75%, due 1/15/20            1,117,000     1,247,916
Williams Cos., Inc. (The)
  7.875%, due 9/1/21              741,000       885,485
                                           ------------
                                             23,097,229
                                           ------------

REAL ESTATE INVESTMENT TRUSTS 0.8%
Equity One, Inc.
  6.25%, due 12/15/14             850,000       923,641
Host Hotels & Resorts, L.P.
  6.875%, due 11/1/14              10,000        10,319


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

                                PRINCIPAL
                                   AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Host Marriott, L.P.
  6.375%, due 3/15/15         $   165,000  $    169,125
  Series Q
  6.75%, due 6/1/16             1,062,000     1,103,152
ProLogis
  7.375%, due 10/30/19          2,000,000     2,231,632
                                           ------------
                                              4,437,869
                                           ------------

RETAIL 1.5%
Best Buy Co., Inc.
  6.75%, due 7/15/13            1,620,000     1,813,796
CVS Caremark Corp.
  5.75%, due 6/1/17               575,000       663,307
  5.789%, due 1/10/26 (b)(g)       93,011        97,415
  6.302%, due 6/1/37 (a)          560,000       519,400
Home Depot, Inc.
  5.40%, due 3/1/16               410,000       470,300
J.C. Penney Corp., Inc.
  7.125%, due 11/15/23            439,000       458,755
Limited Brands, Inc.
  8.50%, due 6/15/19              127,000       149,860
Nordstrom, Inc.
  7.00%, due 1/15/38            2,005,000     2,316,770
Penske Auto Group, Inc.
  7.75%, due 12/15/16             686,000       692,860
Sears Holding Corp.
  6.625%, due 10/15/18 (b)      1,000,000       997,500
TJX Cos., Inc.
  6.95%, due 4/15/19              330,000       417,905
                                           ------------
                                              8,597,868
                                           ------------

SAVINGS & LOANS 0.3%
Amsouth Bank/Birmingham AL
  5.20%, due 4/1/15             1,435,000     1,446,483
                                           ------------


TELECOMMUNICATIONS 3.6%
Alltel Corp.
  6.50%, due 11/1/13            2,635,000     2,981,840
AT&T, Inc.
  6.70%, due 11/15/13           2,580,000     2,992,797
Cellco Partnership/Verizon
  Wireless Capital LLC
  8.50%, due 11/15/18           1,500,000     2,053,596
Corning, Inc.
  8.875%, due 8/15/21           1,900,000     2,528,465
Crown Castle International
  Corp.
  7.125%, due 11/1/19             243,000       267,300
Frontier Communications
  Corp.
  8.75%, due 4/15/22            3,720,000     4,324,500
GCI, Inc.
  8.625%, due 11/15/19          1,112,000     1,223,200
iPCS, Inc.
  2.591%, due 5/1/13 (a)            5,000         4,825
SBA Telecommunications, Inc.
  8.00%, due 8/15/16               86,000        94,815
  8.25%, due 8/15/19            1,070,000     1,203,750
Sprint Capital Corp.
  6.875%, due 11/15/28            430,000       405,275
  8.75%, due 3/15/32              500,000       548,750
Sprint Nextel Corp.
  8.375%, due 8/15/17             139,000       153,248
tw telecom holdings, Inc.
  8.00%, due 3/1/18               960,000     1,036,800
                                           ------------
                                             19,819,161
                                           ------------

TEXTILES 0.1%
INVISTA
  9.25%, due 5/1/12 (b)           533,000       541,661
                                           ------------


TRANSPORTATION 0.1%
Burlington Northern Santa Fe
  5.65%, due 5/1/17               455,000       524,893
                                           ------------
Total Corporate Bonds
  (Cost $241,195,611)                       261,032,212
                                           ------------


FOREIGN GOVERNMENT BOND 0.0%++
-------------------------------------------------------

VENEZUELA 0.0%++
Republic of Venezuela
  6.00%, due 12/9/20              169,000       100,724
                                           ------------
Total Foreign Government
  Bond
  (Cost $127,151)                               100,724
                                           ------------


MORTGAGE-BACKED SECURITIES 8.8%
-------------------------------------------------------

COMMERCIAL MORTGAGE LOANS
  (COLLATERALIZED MORTGAGE OBLIGATIONS) 8.8%
Banc of America Commercial
  Mortgage, Inc.
  Series 2005-5, Class A2
  5.001%, due 10/10/45             84,527        84,760
  Series 2007-2, Class A4
  5.689%, due 4/10/49 (a)(i)    2,560,000     2,683,566
Bayview Commercial Asset
  Trust
  Series 2006-4A, Class A1
  0.487%, due 12/25/36
  (a)(b)(f)                       190,453       144,882
Bear Stearns Commercial
  Mortgage Securities
  Series 2005-PW10, Class A4
  5.405%, due 12/11/40 (a)      2,550,000     2,755,763


16    MainStay Intermediate Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
MORTGAGE-BACKED SECURITIES (CONTINUED)

COMMERCIAL MORTGAGE LOANS
  (COLLATERALIZED MORTGAGE OBLIGATIONS) (CONTINUED)
Bear Stearns Commercial Mortgage Securities (continued)
  Series 2007-PW16, Class A4
  5.717%, due 6/11/40 (a)(i)  $ 2,270,000  $  2,458,499
Citigroup Commercial
  Mortgage Trust
  Series 2008-C7, Class A4
  6.091%, due 12/10/49
  (a)(i)                        1,300,000     1,409,627
Citigroup/Deutsche Bank
  Commercial Mortgage Trust
  Series 2006-CD3, Class A5
  5.617%, due 10/15/48          3,390,000     3,668,948
Commercial Mortgage Loan
  Trust
  6.014%, due 12/10/49
  (a)(i)                          990,000     1,056,884
Country Wide Alternative
  Loan Trust
  Series 2005-76, Class 2A1
  1.353%, due 2/25/36 (a)       2,822,351     1,865,328
Four Times Square Trust
  Series 2006-4TS, Class A
  5.401%, due 12/13/28 (b)        470,000       511,424
X  Greenwich Capital
  Commercial Funding Corp.
  Series 2005-GG5, Class A5
  5.224%, due 4/10/37 (a)       2,960,000     3,202,867
  Series 2004-GG1, Class A7
  5.317%, due 6/10/36 (a)       3,275,000     3,586,816
GS Mortgage Securities Corp.
  Series 2004-GG2, Class A6
  5.396%, due 8/10/38 (a)(i)    3,060,000     3,334,365
GS Mortgage Securities Corp.
  II
  Series 2006-GG6, Class A4
  5.553%, due 4/10/38 (a)       2,919,880     3,167,825
  Series 2007-GG10, Class A4
  5.808%, due 8/10/45 (a)(i)    3,095,000     3,277,039
Harborview Mortgage Loan
  Trust
  Series 2005-11, Class 2A1A
  0.566%, due 8/19/45 (a)          72,536        49,452
JP Morgan Chase Commercial
  Mortgage Securities Corp.
  Series 2007-LDPX, Class A3
  5.42%, due 1/15/49            2,565,000     2,685,426
  Series 2007-CB18, Class A4
  5.44%, due 6/12/47            2,260,000     2,383,985
JP Morgan Mortgage Trust
  Series 2007-S3, Class 1A96
  6.00%, due 8/25/37              782,516       694,453
  Series 2007-S3, Class 1A97
  6.00%, due 8/25/37            1,721,534     1,527,796
LB-UBS Commercial Mortgage
  Trust
  Series 2004-C2, Class A2
  3.246%, due 3/15/29              59,202        59,312
  Series 2007-C6, Class A4
  5.858%, due 7/15/40 (a)       1,680,000     1,786,374
Morgan Stanley Capital I
  Series 2007-IQ15, Class A4
  5.88%, due 6/11/49 (a)(i)     2,585,000     2,750,137
Mortgage Equity Conversion
  Asset Trust
  Series 2007-FF2, Class A
  0.74%, due 2/25/42
  (a)(b)(f)(g)                    442,410       420,511
Timberstar Trust
  Series 2006-1, Class A
  5.668%, due 10/15/36 (b)        160,000       178,730
Wachovia Bank Commercial
  Mortgage Trust
  Series 2007-C33, Class A4
  5.903%, due 2/15/51 (a)(i)      990,000     1,039,490
WaMu Mortgage Pass-Through
  Certificate
  Series 2006-AR7, Class 2A
  1.333%, due 7/25/46 (a)       4,067,146     2,481,215
                                           ------------
Total Mortgage-Backed
  Securities
  (Cost $47,378,099)                         49,265,474
                                           ------------


MUNICIPAL BOND 0.1%
-------------------------------------------------------

WEST VIRGINIA 0.1%
Tobacco Settlement Finance
  Authority of
  West Virginia
  7.467%, due 6/1/47              425,000       333,230
                                           ------------
Total Municipal Bond
  (Cost $425,000)                               333,230
                                           ------------


U.S. GOVERNMENT & FEDERAL AGENCIES 27.1%
-------------------------------------------------------

FANNIE MAE (COLLATERALIZED MORTGAGE OBLIGATIONS) 0.0%++
  Series 2006-B1, Class AB
  6.00%, due 6/25/16              109,321       112,626
  Series 1991-66, Class J
  8.125%, due 6/25/21                 964         1,191
                                           ------------
                                                113,817
                                           ------------

X  FEDERAL HOME LOAN MORTGAGE CORPORATION
  (MORTGAGE PASS-THROUGH SECURITIES) 1.3%
  5.00%, due 8/1/33             1,279,321     1,367,531
  5.033%, due 6/1/35 (a)          583,828       621,328
  5.50%, due 1/1/21               428,340       464,650
  5.50%, due 2/1/33               527,371       571,338
  5.50%, due 7/1/34             1,172,106     1,268,726
  5.50%, due 4/1/37                95,840       103,022
  5.50%, due 5/1/37                75,715        81,389
  5.50%, due 7/1/37               381,221       409,310
  5.50%, due 1/1/38               469,534       511,761


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

                                PRINCIPAL
                                   AMOUNT         VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)

X  FEDERAL HOME LOAN MORTGAGE CORPORATION
  (MORTGAGE PASS-THROUGH SECURITIES) (CONTINUED)
  6.00%, due 2/1/11           $       171  $        172
  6.00%, due 2/1/27               278,564       304,523
  6.00%, due 3/1/36               590,096       645,839
  6.50%, due 4/1/37               509,452       561,955
                                           ------------
                                              6,911,544
                                           ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION 0.5%
  4.625%, due 5/1/13            2,605,000     2,824,497
                                           ------------


X  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) 16.3%
  4.50%, due 4/1/18               268,653       287,430
  4.50%, due 7/1/18               989,409     1,058,561
  4.50%, due 11/1/18            1,309,671     1,401,207
  4.50%, due 12/1/20 TBA (j)   16,270,000    17,205,525
  4.50%, due 6/1/23             2,464,279     2,613,410
  5.00%, due 9/1/17               431,191       464,084
  5.00%, due 9/1/20               317,926       340,986
  5.00%, due 10/1/20              421,094       451,637
  5.00%, due 12/1/20              860,452       922,862
  5.00%, due 10/1/33              963,677     1,032,081
  5.00%, due 6/1/35             5,065,046     5,415,076
  5.00%, due 7/1/35             1,002,518     1,071,172
  5.00%, due 1/1/36             1,430,893     1,528,884
  5.00%, due 2/1/36            10,907,139    11,654,084
  5.00%, due 5/1/36             4,045,893     4,322,964
  5.00%, due 9/1/36             1,019,312     1,089,116
  5.50%, due 2/1/17               306,221       332,609
  5.50%, due 6/1/21             1,141,517     1,239,174
  5.50%, due 6/1/33             6,519,787     7,068,439
  5.50%, due 11/1/33              873,530       947,039
  5.50%, due 12/1/33              635,840       689,347
  5.50%, due 4/1/34             2,699,572     2,924,340
  5.50%, due 5/1/34             2,294,204     2,487,265
  5.50%, due 6/1/34               726,719       786,511
  5.50%, due 3/1/35             1,173,288     1,269,823
  5.50%, due 4/1/36             2,867,422     3,097,968
  5.50%, due 12/1/36            1,008,609     1,086,236
  5.50%, due 1/1/37             1,322,390     1,452,268
  5.50%, due 4/1/37             3,902,805     4,193,425
  5.50%, due 7/1/37             1,451,553     1,594,116
  5.50%, due 8/1/37               867,729       937,496
  5.50%, due 9/1/37                33,255        35,731
  6.00%, due 8/1/17                48,405        52,673
  6.00%, due 1/1/33               285,974       317,770
  6.00%, due 3/1/33               321,014       355,702
  6.00%, due 8/1/34                13,452        14,822
  6.00%, due 9/1/35               893,416       987,444
  6.00%, due 6/1/36               683,446       744,483
  6.00%, due 12/1/36              723,171       794,185
  6.00%, due 4/1/37               409,761       441,746
  6.00%, due 9/1/37               196,743       213,945
  6.00%, due 10/1/37            2,174,611     2,344,993
  6.00%, due 11/1/37              114,813       124,852
  6.00%, due 1/1/38                23,225        25,233
  6.00%, due 11/1/38              957,903     1,040,758
  6.50%, due 6/1/31                72,728        82,200
  6.50%, due 8/1/31                60,139        67,972
  6.50%, due 10/1/31               44,208        49,966
  6.50%, due 6/1/32                52,989        59,825
  6.50%, due 6/1/36                32,803        36,358
  6.50%, due 7/1/36               120,495       133,553
  6.50%, due 8/1/36                27,359        30,324
  6.50%, due 11/1/36              546,158       605,345
  6.50%, due 2/1/37               133,152       147,041
  6.50%, due 7/1/37                58,290        64,370
  6.50%, due 8/1/37               203,124       224,311
  6.50%, due 9/1/37               678,472       749,242
  6.50%, due 3/1/38               207,797       229,472
                                           ------------
                                             90,939,451
                                           ------------

X  FREDDIE MAC (COLLATERALIZED MORTGAGE OBLIGATIONS)
  1.4%
  Series 2632, Class NH
  3.50%, due 6/15/13              130,266       130,950
  Series 3104, Class QC
  5.00%, due 9/15/31            2,400,000     2,528,878
  Series 2690, Class PG
  5.00%, due 4/15/32            1,250,000     1,362,059
  Series 2734, Class PG
  5.00%, due 7/15/32            1,804,000     1,957,909
  Series 3113, Class QD
  5.00%, due 6/15/34            1,565,000     1,704,884
                                           ------------
                                              7,684,680
                                           ------------

FREDDIE MAC REFERENCE REMIC
  (COLLATERALIZED MORTGAGE OBLIGATION) 0.1%
Series R001, Class AE
  4.375%, due 4/15/15             552,052       561,236
                                           ------------


X  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) 2.5%
  6.00%, due 2/15/29               44,336        49,020
  6.00%, due 4/15/29              199,923       221,780
  6.00%, due 8/15/32              436,313       484,013
  6.00%, due 2/1/36 TBA (j)     6,020,000     6,606,011
  6.50%, due 7/15/28               45,321        51,636
  6.50%, due 5/15/29               24,443        27,828
  6.50%, due 4/1/33 TBA (j)     6,030,000     6,709,316


18    MainStay Intermediate Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)

X  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (CONTINUED)
  12.50%, due 1/15/14         $       764  $        778
                                           ------------
                                             14,150,382
                                           ------------

X  UNITED STATES TREASURY BONDS 4.5%
  4.375%, due 5/15/40          21,640,000    23,050,062
  6.25%, due 5/15/30            1,240,000     1,697,637
                                           ------------
                                             24,747,699
                                           ------------

UNITED STATES TREASURY NOTES 0.2%
  1.25%, due 10/31/15           1,275,000     1,279,384
                                           ------------


UNITED STATES TREASURY STRIP PRINCIPAL 0.3%
  (zero coupon), due 8/15/23      820,000       532,594
  (zero coupon), due 8/15/28    2,210,000     1,106,103
                                           ------------
                                              1,638,697
                                           ------------
Total U.S. Government &
  Federal Agencies
  (Cost $145,131,036)                       150,851,387
                                           ------------


YANKEE BONDS 11.0% (K)
-------------------------------------------------------

AUTO MANUFACTURERS 0.2%
Volvo Treasury AB
  5.95%, due 4/1/15 (b)         1,130,000     1,243,572
                                           ------------


BANKS 1.3%
Lloyds TSB Bank PLC
  4.375%, due 1/12/15 (b)       5,000,000     5,242,165
Royal Bank of Scotland PLC
  (The)
  4.875%, due 8/25/14 (b)       1,405,000     1,503,752
UBS A.G.
  3.875%, due 1/15/15             215,000       225,204
                                           ------------
                                              6,971,121
                                           ------------

BIOTECHNOLOGY 0.1%
FMC Finance III S.A.
  6.875%, due 7/15/17             455,000       493,106
                                           ------------


BUILDING MATERIALS 0.1%
Asia Aluminum Holdings, Ltd.
  8.00%, due 12/23/11
  (b)(e)(f)(l)                    420,000            42
Holcim Capital Corp, Ltd.
  6.875%, due 9/29/39 (b)         500,000       523,122
                                           ------------
                                                523,164
                                           ------------

DIVERSIFIED FINANCIAL SERVICES 0.9%
Irish Life & Permanent Group
  Holdings PLC
  3.60%, due 1/14/13 (b)        5,000,000     4,684,590
Smurfit Capital Funding PLC
  7.50%, due 11/20/25             528,000       484,440
                                           ------------
                                              5,169,030
                                           ------------

ELECTRIC 1.4%
Enel Finance International
  S.A.
  5.125%, due 10/7/19 (b)       2,295,000     2,486,454
  6.00%, due 10/7/39 (b)        1,810,000     1,861,152
SP PowerAssets, Ltd.
  5.00%, due 10/22/13 (b)         305,000       333,392
Taqa Abu Dhabi National
  Energy Co.
  6.25%, due 9/16/19 (b)          185,000       197,241
TransAlta Corp.
  6.65%, due 5/15/18            2,255,000     2,638,100
                                           ------------
                                              7,516,339
                                           ------------

HOLDING COMPANY--DIVERSIFIED 0.2%
EnCana Holdings Finance
  Corp.
  5.80%, due 5/1/14               860,000       980,013
                                           ------------


INSURANCE 0.2%
Fairfax Financial Holdings,
  Ltd.
  7.75%, due 7/15/37              677,000       671,076
  8.25%, due 10/1/15              438,000       471,397
  8.30%, due 4/15/26               15,000        15,469
                                           ------------
                                              1,157,942
                                           ------------

MEDIA 0.2%
Videotron Ltee
  6.375%, due 12/15/15             15,000        15,394
  6.875%, due 1/15/14             796,000       806,945
  9.125%, due 4/15/18             252,000       283,815
                                           ------------
                                              1,106,154
                                           ------------

MINING 0.9%
Anglo American Capital PLC
  2.15%, due 9/27/13 (b)        1,950,000     1,982,873
  9.375%, due 4/8/19 (b)        2,380,000     3,243,878
                                           ------------
                                              5,226,751
                                           ------------

MISCELLANEOUS--MANUFACTURING 1.0%
Siemens
  Financieringsmaatschappij
  N.V.
  6.125%, due 8/17/26 (b)         265,000       303,631
Tyco Electronics Group S.A.
  6.00%, due 10/1/12            1,815,000     1,965,482
  6.55%, due 10/1/17            2,945,000     3,438,137
                                           ------------
                                              5,707,250
                                           ------------

OIL & GAS 1.6%
ENI S.p.A
  4.15%, due 10/1/20 (b)        2,900,000     2,994,236
Gaz Capital S.A.
  8.125%, due 7/31/14 (b)       3,085,000     3,505,331


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

                                PRINCIPAL
                                   AMOUNT         VALUE
YANKEE BONDS (CONTINUED)

OIL & GAS (CONTINUED)
Gazprom International S.A.
  7.201%, due 2/1/20 (b)      $   243,475  $    261,127
Petroleum Co. of Trinidad &
  Tobago, Ltd.
  9.75%, due 8/14/19 (b)        1,600,000     1,994,400
TNK-BP Finance S.A.
  7.50%, due 7/18/16 (b)          285,000       316,350
                                           ------------
                                              9,071,444
                                           ------------

PIPELINES 0.3%
Aquila Canada Finance Corp.
  7.75%, due 6/15/11            1,595,000     1,653,910
                                           ------------


TELECOMMUNICATIONS 2.6%
Inmarsat Finance PLC
  7.375%, due 12/1/17 (b)       1,111,000     1,188,770
Intelsat Subsidiary Holding
  Co., Ltd.
  8.50%, due 1/15/13            1,105,000     1,114,669
Millicom International
  Cellular S.A.
  10.00%, due 12/1/13              10,000        10,167
Qtel International Finance,
  Ltd.
  6.50%, due 6/10/14 (b)        1,500,000     1,683,852
Telecom Italia Capital S.A.
  6.175%, due 6/18/14           3,145,000     3,513,877
  6.999%, due 6/4/18              775,000       920,509
  7.175%, due 6/18/19             545,000       657,146
Virgin Media Finance PLC
  8.375%, due 10/15/19            180,000       200,700
Virgin Media Secured Finance
  PLC
  6.50%, due 1/15/18              960,000     1,029,600
Vodafone Group PLC
  5.625%, due 2/27/17           3,578,000     4,133,781
                                           ------------
                                             14,453,071
                                           ------------
Total Yankee Bonds
  (Cost $58,055,371)                         61,272,867
                                           ------------
Total Long-Term Bonds
  (Cost $495,068,480)                       525,761,378
                                           ------------



                                   SHARES

COMMON STOCK 0.0%++
-------------------------------------------------------

COMMERCIAL SERVICES 0.0%++
Quad/Graphics, Inc. (e)                22           984
                                           ------------
Total Common Stock
  (Cost $1,078)                                     984
                                           ------------


                                NUMBER OF
                                 WARRANTS

WARRANTS 0.0%++
-------------------------------------------------------

MEDIA 0.0%++
ION Media Networks, Inc.
  Expires 12/12/39 (e)(f)(g)            1  $          0 (m)
                                           ------------
Total Warrants
  (Cost $4)                                           0 (m)
                                           ------------


                                PRINCIPAL
                                   AMOUNT

SHORT-TERM INVESTMENT 10.3%
-------------------------------------------------------

REPURCHASE AGREEMENT 10.3%
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $57,407,497
  (Collateralized by a
  United States Treasury
  Note with a rate of 3.125%
  and a maturity date of
  4/30/17, with a Principal
  Amount of $53,410,000 and
  a Market Value of
  $58,558,724)                $57,407,450    57,407,450
                                           ------------
Total Short-Term Investment
  (Cost $57,407,450)                         57,407,450
                                           ------------
Total Investments
  (Cost $552,477,012) (n)           104.6%  583,169,812
Other Assets, Less
  Liabilities                        (4.6)  (25,695,321)
                              -----------  ------------



Net Assets                          100.0% $557,474,491
                              ===========  ============





+++   On a daily basis New York Life
      Investments confirms that the value of
      the Fund's liquid assets (liquid
      portfolio securities and cash) is
      sufficient to cover its potential senior
      securities (e.g., futures, swaps,
      options).
++    Less than one-tenth of a percent.
 (a)  Floating rate--Rate shown is the rate in
      effect at October 31, 2010.
 (b)  May be sold to institutional investors
      only under Rule 144A or securities
      offered pursuant to Section 4(2) of the
      Securities Act of 1933, as amended.
 (c)  Subprime mortgage investment and other
      asset-backed securities. The total market
      value of the securities at October 31,
      2010 is $390,666, which represents 0.1%
      of the Fund's net assets.
 (d)  The debt is guaranteed under the Federal
      Deposit Insurance Corporation (FDIC)
      Temporary Liquidity Guarantee Program and
      is backed by the full faith and credit of
      the United States. The expiration date of
      the FDIC's guarantee is the earlier of
      the maturity date of the debt or June 30,
      2012.
(e)   Non-income producing security.
(f)   Illiquid security. The total market value
      of these securities at October 31, 2010
      is $571,107, which represents 0.1% of the
      Fund's net assets.


20    MainStay Intermediate Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

(g)   Fair valued security. The total market
      value of these securities at October 31, 2010 is $518,883, which represents 0.1% of the Fund's net assets.
(h)   PIK ("Payment in Kind")--interest or
      dividend payment is made with additional securities.
(i)   Collateral strip rate--Bond whose
      interest is based on the weighted net
      interest rate of the collateral. Coupon
      rate adjusts periodically based on a
      predetermined schedule. Rate shown is the rate in effect at October 31, 2010.
(j)   TBA--Securities purchased on a forward
      commitment basis with an approximate
      principal amount and maturity date. The
      actual principal amount and maturity date will be determined upon settlement. The market value of these securities at October 31, 2010 is $30,520,852, which represents 5.5% of the Fund's net assets.
      All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(k)   Yankee Bond--dollar-denominated bond
      issued in the United States by a foreign bank or corporation.
(l)   Issue in default.
(m)   Less than one dollar.
(n)   At October 31, 2010, cost is $552,497,594
      for federal income tax purposes and net
      unrealized appreciation is as follows:



Gross unrealized appreciation      $35,558,343
Gross unrealized depreciation       (4,886,125)
                                   -----------
Net unrealized appreciation        $30,672,218
                                   ===========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                        QUOTED
                                                     PRICES IN
                                                        ACTIVE   SIGNIFICANT
                                                   MARKETS FOR         OTHER   SIGNIFICANT
                                                     IDENTICAL    OBSERVABLE  UNOBSERVABLE
                                                        ASSETS        INPUTS        INPUTS
 DESCRIPTION                                         (LEVEL 1)     (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
Long-Term Bonds
  Asset-Backed Securities                            $      --  $  2,905,484      $     --  $  2,905,484
  Corporate Bonds (b)                                       --   260,933,840        98,372   261,032,212
  Foreign Government Bond                                   --       100,724            --       100,724
  Mortgage-Backed Securities (c)                            --    48,844,963       420,511    49,265,474
  Municipal Bond                                            --       333,230            --       333,230
  U.S. Government & Federal Agencies                        --   150,851,387            --   150,851,387
  Yankee Bonds                                              --    61,272,867            --    61,272,867
                                                     ---------  ------------      --------  ------------
Total Long-Term Bonds                                       --   525,242,495       518,883   525,761,378
                                                     ---------  ------------      --------  ------------
Common Stock                                               984            --            --           984
Warrants (d)                                                --            --            -- (d)        -- (d)
Short-Term Investment
  Repurchase Agreement                                      --    57,407,450            --    57,407,450
                                                     ---------  ------------      --------  ------------
Total Investments in Securities                           $984  $582,649,945      $518,883  $583,169,812
                                                     =========  ============      ========  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The level 3 securities valued at $780, $177 and $97,415 are held in Commercial Services, Media and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c) The level 3 security valued at $420,511 is held in Commerical Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d) The level 3 security valued at less than a dollar is held in Media within the Warrants section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              21

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                 BALANCE                             CHANGE IN
                                   AS OF     ACCRUED  REALIZED      UNREALIZED                        TRANSFERS  TRANSFERS
                             OCTOBER 31,   DISCOUNTS      GAIN    APPRECIATION                            IN TO     OUT OF
 INVESTMENTS IN SECURITIES          2009  (PREMIUMS)    (LOSS)  (DEPRECIATION)  PURCHASES      SALES    LEVEL 3    LEVEL 3
Long-Term Bonds
  Asset-Backed Securities
     Credit Cards               $230,921       $ (30) $   (121)        $ 3,522    $    --  $(234,292)  $     --   $     --
  Corporate Bonds
     Commericial Services            780          --        --              --         --         --         --         --
     Media                         2,001          16   (23,144)          4,509     21,006     (4,211)        --         --
     Retail                       93,628        (134)     (100)          7,846         --     (3,825)        --         --
  Mortgage-Backed
     Securities
     Commercial Mortgage
       Loans
       (Collateralized
       Mortgage
       Obligations)              431,595          --        --           8,105         --    (19,189)        --         --
Warrants
     Media                            --          --        --              (4)         4         --         --         --
                                --------       -----  --------         -------    -------  ---------   --------   --------
Total                           $758,925       $(148) $(23,365)        $23,978    $21,010  $(261,517)       $--        $--
                                ========       =====  ========         =======    =======  =========   ========   ========

                                               CHANGE IN
                                              UNREALIZED
                                            APPRECIATION
                                          (DEPRECIATION)
                                                    FROM
                                 BALANCE     INVESTMENTS
                                   AS OF   STILL HELD AT
                             OCTOBER 31,     OCTOBER 31,
 INVESTMENTS IN SECURITIES          2010        2010 (A)
Long-Term Bonds
  Asset-Backed Securities
     Credit Cards               $     --         $    --
  Corporate Bonds
     Commericial Services            780              --
     Media                           177              --
     Retail                       97,415           7,819
  Mortgage-Backed
     Securities
     Commercial Mortgage
       Loans
       (Collateralized
       Mortgage
       Obligations)              420,511           6,858
Warrants
     Media                            -- (b)          (4)
                                --------         -------
Total                           $518,883         $14,673
                                ========         =======




(a) Included in "change in unrealized appreciation (depreciation) on investments" in the Statement of Operations.

(b) Less than one dollar.


22    MainStay Intermediate Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in securities, at value
  (identified cost $495,069,562)      $525,762,362
Repurchase agreement, at value
  (identified cost $57,407,450)         57,407,450
Receivables:
  Interest                               6,464,828
  Investment securities sold             1,585,018
  Fund shares sold                       1,149,496
Other assets                                37,057
                                      ------------
     Total assets                      592,406,211
                                      ------------

LIABILITIES
--------------------------------------------------
Payables:
  Investment securities purchased       34,059,249
  Fund shares redeemed                     263,333
  Manager (See Note 3)                     191,403
  Transfer agent (See Note 3)              141,592
  Professional fees                         37,904
  NYLIFE Distributors (See Note 3)          34,816
  Shareholder communication                 32,237
  Custodian                                  5,208
  Trustees                                   1,782
Accrued expenses                             3,041
Dividend payable                           161,155
                                      ------------
     Total liabilities                  34,931,720
                                      ------------
Net assets                            $557,474,491
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     51,185
Additional paid-in capital             520,158,337
                                      ------------
                                       520,209,522
Undistributed net investment income      2,408,779
Accumulated undistributed net
  realized gain on investments,
  futures transactions and foreign
  currency transactions                  4,163,390
Net unrealized appreciation on
  investments                           30,692,800
                                      ------------
Net assets                            $557,474,491
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $  4,608,004
                                      ============
Shares of beneficial interest
  outstanding                              421,387
                                      ============
Net asset value per share
  outstanding                         $      10.94
Maximum sales charge (4.50% of
  offering price)                             0.52
                                      ------------
Maximum offering price per share
  outstanding                         $      11.46
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $ 35,836,565
                                      ============
Shares of beneficial interest
  outstanding                            3,292,137
                                      ============
Net asset value per share
  outstanding                         $      10.89
Maximum sales charge (4.50% of
  offering price)                             0.51
                                      ------------
Maximum offering price per share
  outstanding                         $      11.40
                                      ============
CLASS B
Net assets applicable to outstanding
  shares                              $  7,797,343
                                      ============
Shares of beneficial interest
  outstanding                              715,655
                                      ============
Net asset value and offering price
  per share outstanding               $      10.90
                                      ============
CLASS C
Net assets applicable to outstanding
  shares                              $ 22,849,834
                                      ============
Shares of beneficial interest
  outstanding                            2,094,947
                                      ============
Net asset value and offering price
  per share outstanding               $      10.91
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $486,382,745
                                      ============
Shares of beneficial interest
  outstanding                           44,661,312
                                      ============
Net asset value and offering price
  per share outstanding               $      10.89
                                      ============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              23

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Interest                            $26,126,066
                                      -----------
EXPENSES
  Manager (See Note 3)                  3,513,852
  Transfer agent (See Note 3)             835,955
  Distribution/Service--Investor
     Class (See Note 3)                     8,316
  Distribution/Service--Class A (See
     Note 3)                               90,952
  Distribution/Service--Class B (See
     Note 3)                               66,472
  Distribution/Service--Class C (See
     Note 3)                              199,939
  Professional fees                       156,396
  Registration                            105,009
  Shareholder communication                72,839
  Custodian                                64,119
  Trustees                                 22,681
  Miscellaneous                            28,415
                                      -----------
     Total expenses before
       waiver/reimbursement             5,164,945
  Expense waiver/reimbursement from
     Manager (See Note 3)              (1,197,968)
                                      -----------
     Net expenses                       3,966,977
                                      -----------
Net investment income                  22,159,089
                                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
-------------------------------------------------
Net realized gain (loss) on:
  Security transactions                13,021,505
  Futures transactions                   (229,789)
  Foreign currency transactions          (284,649)
                                      -----------
Net realized gain on investments,
  futures transactions and foreign
  currency transactions                12,507,067
                                      -----------
Net change in unrealized
  appreciation (depreciation) on:
  Investments                          20,233,349
  Futures contracts                       139,153
  Translation of other assets and
     liabilities in foreign
     currencies                            (9,932)
                                      -----------
Net change in unrealized
  appreciation (depreciation) on
  investments, futures contracts and
  foreign currency transactions        20,362,570
                                      -----------
Net realized and unrealized gain on
  investments, futures transactions
  and foreign currency transactions    32,869,637
                                      -----------
Net increase in net assets resulting
  from operations                     $55,028,726
                                      ===========





24    MainStay Intermediate Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010          2009
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------
Operations:
 Net investment income        $  22,159,089  $  7,469,316
 Net realized gain on
  investments, futures
  transactions and foreign
  currency transactions          12,507,067     3,759,398
 Net change in unrealized
  appreciation
  (depreciation) on
  investments, futures
  contracts and foreign
  currency transactions          20,362,570    17,268,835
                              ---------------------------
 Net increase in net assets
  resulting from operations      55,028,726    28,497,549
                              ---------------------------
Dividends and distributions
 to shareholders:
 From net investment
  income:
    Investor Class                 (115,975)      (61,839)
    Class A                      (1,273,929)     (777,322)
    Class B                        (177,715)     (121,566)
    Class C                        (535,541)     (289,052)
    Class I                     (19,995,340)   (6,258,791)
                              ---------------------------
                                (22,098,500)   (7,508,570)
                              ---------------------------
 From net realized gain on
  investments:
    Investor Class                   (5,598)           --
    Class A                         (69,433)           --
    Class B                         (12,101)           --
    Class C                         (34,781)           --
    Class I                      (1,013,979)           --
                              ---------------------------
                                 (1,135,892)           --
                              ---------------------------
 Total dividends and
  distributions to
  shareholders                  (23,234,392)   (7,508,570)
                              ---------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        114,757,447   176,762,267
 Net asset value of shares
  issued in connection with
  the acquisition of
  MainStay Institutional
  Bond Fund                              --   255,388,290
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions              21,514,227     6,350,100
 Cost of shares redeemed       (185,802,260)  (46,993,449)
                              ---------------------------
    Increase (decrease) in
     net assets derived from
     capital share
     transactions               (49,530,586)  391,507,208
                              ---------------------------
    Net increase (decrease)
     in net assets              (17,736,252)  412,496,187
NET ASSETS
---------------------------------------------------------
Beginning of year               575,210,743   162,714,556
                              ---------------------------
End of year                   $ 557,474,491  $575,210,743
                              ===========================
Undistributed (distributions
 in excess of) net
 investment income at end
 of year                      $   2,408,779  $    (74,952)
                              ===========================





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              25

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                     INVESTOR CLASS
                                     ----------------------------------------------
                                                                 FEBRUARY 28,
                                                                    2008**
                                      YEAR ENDED OCTOBER            THROUGH
                                              31,                 OCTOBER 31,
                                      2010          2009             2008
Net asset value at beginning of
  period                             $10.37        $ 9.39           $ 9.92
                                     ------        ------           ------
Net investment income                  0.35          0.30             0.25
Net realized and unrealized gain
  (loss) on investments                0.61          0.96            (0.54)
Net realized and unrealized gain
  (loss) on foreign currency
  transactions                        (0.01)         0.01               --
                                     ------        ------           ------
Total from investment operations       0.95          1.27            (0.29)
                                     ------        ------           ------
Less dividends and distributions:
  From net investment income          (0.36)        (0.29)           (0.24)
  From net realized gain on
     investments                      (0.02)           --               --
                                     ------        ------           ------
Total dividends and distributions     (0.38)        (0.29)           (0.24)
                                     ------        ------           ------
Net asset value at end of period     $10.94        $10.37           $ 9.39
                                     ======        ======           ======
Total investment return (a)            9.33%        13.72%           (2.98%)(b)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                3.38%         3.03%            3.73% ++
  Net expenses                         1.07%         1.17%            1.20% ++
  Expenses (before
     waiver/reimbursement)             1.17%         1.25%            1.34% ++
Portfolio turnover rate                 185%(c)       246%(c)          114% (c)
Net assets at end of period (in
  000's)                             $4,608        $2,743           $1,727




                                                                    CLASS B
                                     --------------------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                      2010          2009          2008          2007          2006
Net asset value at beginning of
  period                             $10.33        $ 9.36        $ 9.74        $ 9.76        $ 9.73
                                     ------        ------        ------        ------        ------
Net investment income                  0.27          0.23          0.30          0.35          0.32
Net realized and unrealized gain
  (loss) on investments                0.61          0.95         (0.37)         0.01          0.01
Net realized and unrealized gain
  (loss) on foreign currency
  transactions                        (0.01)         0.01            --          0.00 ++      (0.00)++
                                     ------        ------        ------        ------        ------
Total from investment operations       0.87          1.19         (0.07)         0.36          0.33
                                     ------        ------        ------        ------        ------
Less dividends and distributions:
  From net investment income          (0.28)        (0.22)        (0.31)        (0.38)        (0.30)
  From net realized gain on
     investments                      (0.02)           --            --            --            --
                                     ------        ------        ------        ------        ------
Total dividends and distributions     (0.30)        (0.22)        (0.31)        (0.38)        (0.30)
                                     ------        ------        ------        ------        ------
Net asset value at end of period     $10.90        $10.33        $ 9.36        $ 9.74        $ 9.76
                                     ======        ======        ======        ======        ======
Total investment return (a)            8.55%        12.82%        (0.79%)        3.75%         3.46%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                2.62%         2.29%         3.13%         3.60%         3.19%
  Net expenses                         1.81%         1.92%         1.91%         1.85%         1.85%
  Expenses (before
     waiver/reimbursement)             1.91%         2.00%         2.08%         2.13%         2.07%
Portfolio turnover rate                 185%(c)       246%(c)       114% (c)       70%          146%(c)
Net assets at end of period (in
  000's)                             $7,797        $6,065        $4,580        $2,968        $2,912



**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
(a)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(b)  Total investment return is not annualized.
(c)  The portfolio turnover rates not including mortgage dollar rolls were 79%,
     130%, 92% and 64% for the years ended October 31, 2010, 2009, 2008 and 2006, respectively.




26    MainStay Intermediate Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                           CLASS A
      --------------------------------------------------------------------------------



                                   YEAR ENDED OCTOBER 31,
        2010             2009             2008             2007            2006

      $ 10.32          $  9.35          $  9.73          $  9.74          $ 9.72
      -------          -------          -------          -------          ------
         0.36             0.34             0.43             0.43            0.39
         0.61             0.93            (0.41)            0.01            0.00 ++

        (0.01)            0.01               --             0.00 ++        (0.00)++
      -------          -------          -------          -------          ------
         0.96             1.28             0.02             0.44            0.39
      -------          -------          -------          -------          ------

        (0.37)           (0.31)           (0.40)           (0.45)          (0.37)
        (0.02)              --               --               --              --
      -------          -------          -------          -------          ------
        (0.39)           (0.31)           (0.40)           (0.45)          (0.37)
      -------          -------          -------          -------          ------
      $ 10.89          $ 10.32          $  9.35          $  9.73          $ 9.74
      =======          =======          =======          =======          ======
         9.48%           13.89%            0.07%            4.63%           4.14%

         3.47%            3.20%            4.02%            4.35%           3.94%
         0.96%            1.00%            1.03%            1.10%           1.10%
         1.06%            1.08%            1.16%            1.38%           1.32%
          185%(c)          246%(c)          114%(c)           70%            146%(c)
      $35,837          $33,134          $16,211          $10,821          $9,468



                                          CLASS C
      ------------------------------------------------------------------------------
                                  YEAR ENDED OCTOBER 31,
        2010             2009            2008            2007            2006

      $ 10.34          $  9.37          $ 9.75          $ 9.76          $ 9.73
      -------          -------          ------          ------          ------
         0.27             0.23            0.30            0.35            0.32
         0.61             0.95           (0.37)           0.02            0.01

        (0.01)            0.01              --            0.00 ++        (0.00)++
      -------          -------          ------          ------          ------
         0.87             1.19           (0.07)           0.37            0.33
      -------          -------          ------          ------          ------

        (0.28)           (0.22)          (0.31)          (0.38)          (0.30)
        (0.02)              --              --              --              --
      -------          -------          ------          ------          ------
        (0.30)           (0.22)          (0.31)          (0.38)          (0.30)
      -------          -------          ------          ------          ------
      $ 10.91          $ 10.34          $ 9.37          $ 9.75          $ 9.76
      =======          =======          ======          ======          ======
         8.54%           12.92%          (0.89%)          3.86%           3.46%

         2.63%            2.27%           3.11%           3.60%           3.19%
         1.81%            1.92%           1.92%           1.85%           1.85%
         1.91%            2.00%           2.08%           2.13%           2.07%
          185%(c)          246%(c)         114% (c)         70%            146%(c)
      $22,850          $16,747          $7,106          $2,689          $1,464




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              27

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                         CLASS I
                                     ------------------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                       2010            2009            2008            2007            2006
Net asset value at beginning of
  period                             $  10.32        $   9.35        $   9.73        $   9.75        $   9.72
                                     --------        --------        --------        --------        --------
Net investment income                    0.41            0.34            0.43            0.46            0.41
Net realized and unrealized gain
  (loss) on investments                  0.60            0.96           (0.38)           0.01            0.03
Net realized and unrealized gain
  (loss) on foreign currency
  transactions                          (0.01)           0.01              --            0.00 ++        (0.00)++
                                     --------        --------        --------        --------        --------
Total from investment operations         1.00            1.31            0.05            0.47            0.44
                                     --------        --------        --------        --------        --------
Less dividends and distributions:
  From net investment income            (0.41)          (0.34)          (0.43)          (0.49)          (0.41)
  From net realized gain on
     investments                        (0.02)             --              --              --              --
                                     --------        --------        --------        --------        --------
Total dividends and distributions       (0.43)          (0.34)          (0.43)          (0.49)          (0.41)
                                     --------        --------        --------        --------        --------
Net asset value at end of period     $  10.89        $  10.32        $   9.35        $   9.73        $   9.75
                                     ========        ========        ========        ========        ========
Total investment return (a)              9.88%          14.22%           0.39%           4.94%           4.70%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                  3.84%           3.50%           4.35%           4.75%           4.34%
  Net expenses                           0.59%           0.66%           0.70%           0.70%           0.70%
  Expenses (before
     waiver/reimbursement)               0.81%           0.83%           0.78%           0.74%           0.76%
Portfolio turnover rate                   185%(b)         246%(b)         114%(b)          70%            146%(b)
Net assets at end of period (in
  000's)                             $486,383        $516,522        $133,090        $140,221        $125,525



++   Less than one cent per share.
(a)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(b)  The portfolio turnover rates not including mortgage dollar rolls were 79%,
     130%, 92% and 64% for the years ended October 31, 2010, 2009, 2008 and 2006, respectively.




28    MainStay Intermediate Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Intermediate Term Bond Fund (the "Fund"), a diversified fund. The Fund is the successor of the MainStay Intermediate Term Bond Fund, a series of Eclipse Funds Inc. (the "Predecessor Fund"). The reorganization of the Predecessor Fund with and into the Fund occurred on February 26, 2010. All information and references to periods prior to February 26, 2010 relate to the Predecessor Fund.

The Fund currently offers five classes of shares. Class I shares commenced operations on January 2, 1991. Class A shares, Class B shares and Class C shares commenced operations on January 2, 2004. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered at NAV without an initial sales charge, although a declining CDSC may be imposed on redemptions made within six years of purchase of Class B shares and a 1.00% CDSC may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The five classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class B and Class C shares are subject to higher distribution and/or service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Fund's Manager (as defined in Note 3(A)) in consultation with the Fund's Subadvisor (as defined in

                                                   mainstayinvestments.com    29

Note 3(A)) whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund held securities with a value of $518,883 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund's NAV is calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund's Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund's policies and procedures and are generally categorized as Level 2 in the hierarchy. At October 31, 2010, foreign equity securities held by the Fund were not fair valued.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above. The roll forward activity of Level 3 fair value measurements is included at the end of the Fund's Portfolio of Investments.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of the Fund's investments; in doing so, the Manager or Subadvisor may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.


30    MainStay Intermediate Term Bond Fund

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income monthly and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage-backed securities. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than Short-Term Investments, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term investments are accreted and amortized, respectively, on the straight-line method. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security, or securities index). The Fund is subject to interest rate risk in the normal course of investing in these transactions. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin." When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. The Fund invests in futures contracts to help manage the duration and yield curve of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAV and may result in a loss to the Fund.

(I) FOREIGN CURRENCY FORWARD CONTRACTS. The Fund may enter into foreign currency forward contracts, which are agreements to buy

                                                   mainstayinvestments.com    31
or sell currencies of different countries on a specified future date at a specified rate. The Fund is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. Cash movement occurs on settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into foreign currency forward contracts to reduce currency risk versus the benchmark or for trade settlement.

The use of foreign currency forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract amount reflects the extent of the Fund's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. While a Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Fund's assets. Moreover, there may be an imperfect correlation between the Fund's holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. The unrealized appreciation on forward contracts reflects the Fund's exposure at valuation date to credit loss in the event of a counterparty's failure to perform its obligations.

(J) RIGHTS/WARRANTS. A right is a certificate that permits the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. A warrant is an instrument that entitles the holder to buy an equity security at a specific price for a specific period of time. The Fund generally enters into rights and warrants when securities are acquired through a corporate action. With respect to warrants in international markets, the securities are only purchased when the underlying security can not be purchased due to the many restrictions an industry and/or country might place on foreign investors. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.

There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of the investment in warrants if the warrant is not exercised by the date of its expiration. The securities are sold as soon as the opportunity becomes available. The Fund is exposed to risk until each sale is completed.

(K) MORTGAGE DOLLAR ROLLS. The Fund may enter into mortgage dollar roll ("MDR") transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The MDR transactions of the Fund are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. MDRs may be renewed without physical delivery of the securities subject to the contract. The Fund maintains liquid assets from its portfolio having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

(L) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The Fund had no portfolio securities on loan as of October 31, 2010.

(M) CONCENTRATION OF RISK. The Fund invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific country, industry or region.


32    MainStay Intermediate Term Bond Fund

(N) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

(O) QUANTITATIVE DISCLOSURE OF DERIVATIVE HOLDINGS. The following tables show additional disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.

Fair value of derivatives as of October 31, 2010:

ASSET DERIVATIVES

                                     STATEMENT OF      FOREIGN
                                       ASSETS AND     EXCHANGE       EQUITY
                                      LIABILITIES    CONTRACTS    CONTRACTS    INTEREST
                                         LOCATION         RISK         RISK        RISK      TOTAL
Warrants                            Investment in
                             securities, at value          $--           $0 (a)     $--          $0 (a)
                                                     ----------------------------------------------
Total Fair Value                                           $--           $0 (a)     $--          $0 (a)
                                                     ==============================================



(a) Less than one dollar.

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2010 is as follows:

REALIZED GAIN (LOSS)

                                                      FOREIGN
                                    STATEMENT OF     EXCHANGE       EQUITY     INTEREST
                                      OPERATIONS    CONTRACTS    CONTRACTS         RATE
                                        LOCATION         RISK         RISK         RISK       TOTAL
Futures Contracts           Net realized loss on
                            futures transactions    $      --          $--    $(229,789)   $(229,789)
Forward Contracts           Net realized loss on
                                foreign currency
                                    transactions     (298,603)          --           --     (298,603)
                                                    ------------------------------------------------
Total Realized Loss                                 $(298,603)         $--    $(229,789)   $(528,392)
                                                    ================================================



CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

                                                      FOREIGN
                                    STATEMENT OF     EXCHANGE       EQUITY    INTEREST
                                      OPERATIONS    CONTRACTS    CONTRACTS        RATE
                                        LOCATION         RISK         RISK        RISK      TOTAL
Warrants                           Net change in
                                      unrealized
                                    appreciation
                               (depreciation) on
                                        security
                                    transactions        $  --       $1,995    $     --    $  1,995
Futures Contracts                  Net change in
                                      unrealized
                                    appreciation
                               (depreciation) on
                               futures contracts           --           --     139,153     139,153
Forward Contracts                  Net change in
                                      unrealized
                                    appreciation
                               (depreciation) on
                            translation of other
                                      assets and
                                  liabilities in
                              foreign currencies
                            and foreign currency
                               forward contracts         (959)          --          --        (959)
                                                    ----------------------------------------------
Total Change in Unrealized
  Appreciation
  (Depreciation)                                        $(959)      $1,995    $139,153    $140,189
                                                    ==============================================





                                                   mainstayinvestments.com    33

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                                      FOREIGN
                                                     EXCHANGE       EQUITY    INTEREST
                                                    CONTRACTS    CONTRACTS        RATE
                                                         RISK         RISK        RISK         TOTAL
Warrants (2)                                               --          642          --            642
Futures Contracts Long (2)                                 --           --          46             46
Futures Contracts Short (2)                                --           --        (386)          (386)
Forward Contracts Long (3)                        $ 2,138,536           --          --    $ 2,138,536
Forward Contracts Short (3)                       $(1,958,311)          --          --    $(1,958,311)
                                                  ===================================================



(1) Amount disclosed represents the weighted average held during the year ended October 31, 2010.

(2) Amount(s) represent(s) number of contracts or number of shares/units.

(3) Amount(s) represent(s) notional amount.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to a Management Agreement, as amended ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.60% up to $500 million, 0.575% from $500 million to $1 billion, and 0.55% in excess of $1 billion. Effective February 26, 2010, New York Life Investments contractually agreed to waive a portion of its management fee so that it does not exceed average daily net assets as follows: 0.50% up to $1 billion and 0.475% in excess of $1 billion. This fee waiver may be modified or terminated only with the approval of the Board. The effective management fee rate (exclusive of any applicable waivers/reimbursement) was 0.60% for the year ended October 31, 2010.

Effective September 11, 2009, New York Life Investments contractually agreed to limit total ordinary operating expenses of Class I shares to 0.50% through November 27, 2009 and to 0.60% thereafter. This expense limitation agreement also requires the Manager to waive a portion of the management fee in addition to the management fee waiver described above or other non-class specific expenses or Investor Class, Class A, Class B and Class C shares to the extent necessary in order to maintain the expense limitation applicable to Class I shares. This expense limitation agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify of terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other fund in which the Fund invests.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current contractual expense limitation agreement through February 28, 2012.

For the year ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $3,513,852 and waived/reimbursed its fees in the amount of $1,197,968.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Investor Class and Class A shares at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, Class B and Class C shares of the Fund pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class B and Class C shares of the Fund for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution or service fee.


34    MainStay Intermediate Term Bond Fund

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $5,707 and $28,486, respectively, for the year ended October 31, 2010. The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class B and Class C shares of $62, $8,870 and $6,536, respectively, for the year ended October 31, 2010.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the year ended October 31, 2010, were as follows:

Investor Class                         $  8,036
-----------------------------------------------
Class A                                  49,794
-----------------------------------------------
Class B                                  16,018
-----------------------------------------------
Class C                                  48,145
-----------------------------------------------
Class I                                 713,962
-----------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Class A                           $     1,387  0.0%++
--------------------------------------------------
Class B                                 1,321  0.0++
--------------------------------------------------
Class C                                 1,322  0.0++
--------------------------------------------------
Class I                            27,969,932  5.8
--------------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $29,081.

NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

              ACCUMULATED
                  CAPITAL          OTHER        UNREALIZED           TOTAL
  ORDINARY      AND OTHER      TEMPORARY      APPRECIATION     ACCUMULATED
    INCOME    GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)    GAIN (LOSS)
$3,769,893     $3,047,102      $(224,244)      $30,672,218     $37,264,969
--------------------------------------------------------------------------



The difference between book-basis and tax basis unrealized appreciation is primarily due to wash sales deferrals, amortization on defaulted securities and class action payments basis adjustment.

The following table discloses the current year reclassifications between undistributed net investment income, accumulated net realized gain on investments and additional paid-in capital arising from permanent differences; net assets at October 31, 2010 were not affected.

                      ACCUMULATED
  UNDISTRIBUTED      NET REALIZED
 NET INVESTMENT       GAIN (LOSS)          ADDITIONAL
  INCOME (LOSS)    ON INVESTMENTS    PAID-IN CAPITAL
     $2,423,142       $(2,423,342)               $200
---------------------------------------- ------------



The reclassifications for the Fund are primarily due to foreign currency gain
(loss) prior period adjustments, reclassifications of mortgage dollar roll income and reclassification of consent fees.

The Fund utilized $6,007,340 of capital loss carryforwards during the year ended October 31, 2010.

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 shown in the Statements of Changes in Net Assets, was as follows:

                                      2010       2009
Distributions paid from:
  Ordinary Income              $23,234,392  $7,508,570
------------------------------------------------------



NOTE 5-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.


                                                   mainstayinvestments.com    35

NOTE 6-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 7-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the year ended October 31, 2010, purchases and sales of U.S. Government securities were $721,441 and $886,282, respectively. Purchases and sales of securities, other than U.S. Government securities and short-term securities, were $279,309 and $127,092, respectively.

NOTE 8-CAPITAL SHARE TRANSACTIONS

 INVESTOR CLASS                           SHARES         AMOUNT
Year ended October 31, 2010:
Shares sold                              269,857  $   2,875,264
Shares issued to shareholders in
  reinvestment of dividends and
  distributions                           11,041        117,401
Shares redeemed                         (117,560)    (1,243,478)
                                     --------------------------
Net increase (decrease) in shares
  outstanding before conversion          163,338      1,749,187
Shares converted into Investor
  Class (See Note 1)                      37,647        399,676
Shares converted from Investor
  Class (See Note 1)                     (44,198)      (470,733)
                                     --------------------------
Net increase (decrease)                  156,787  $   1,678,130
                                     ==========================
Year ended October 31, 2009:
Shares sold                              160,649  $   1,605,270
Shares issued to shareholders in
  reinvestment of dividends                5,946         59,452
Shares redeemed                          (92,608)      (919,917)
                                     --------------------------
Net increase (decrease) in shares
  outstanding before conversion           73,987        744,805
Shares converted into Investor
  Class (See Note 1)                      26,518        265,118
Shares converted from Investor
  Class (See Note 1)                     (19,928)      (198,805)
                                     --------------------------
Net increase (decrease)                   80,577  $     811,118
                                     ==========================


 CLASS A                                  SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                            2,180,706  $  22,981,076

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                          105,518      1,113,761

Shares redeemed                       (1,987,254)   (21,106,748)
                                     --------------------------


Net increase (decrease) in shares
  outstanding before conversion          298,970      2,988,089

Shares converted into Class A (See
  Note 1)                                 91,766        969,156

Shares converted from Class A (See
  Note 1)                                (11,656)      (124,012)

Shares converted from Class A (a)       (298,088)    (3,079,252)
                                     --------------------------


Net increase (decrease)                   80,992  $     753,981
                                     ==========================


Year ended October 31, 2009:

Shares sold                            2,304,718  $  22,920,086

Shares issued to shareholders in
  reinvestment of dividends               63,582        632,857

Shares redeemed                         (951,379)    (9,464,145)
                                     --------------------------


Net increase in shares outstanding
  before conversion                    1,416,921     14,088,798

Shares converted into Class A (See
  Note 1)                                 70,766        701,600

Shares converted from Class A (See
  Note 1)                                (10,393)      (104,711)
                                     --------------------------


Net increase (decrease)                1,477,294  $  14,685,687
                                     ==========================




36    MainStay Intermediate Term Bond Fund

 CLASS B                                  SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                              372,653  $   3,943,633

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                           14,019        148,284

Shares redeemed                         (184,752)    (1,947,651)
                                     --------------------------


Net increase (decrease) in shares
  outstanding before conversion          201,920      2,144,266

Shares converted from Class B (See
  Note 1)                                (73,461)      (774,087)
                                     --------------------------


Net increase (decrease)                  128,459  $   1,370,179
                                     ==========================


Year ended October 31, 2009:

Shares sold                              363,320  $   3,596,090

Shares issued to shareholders in
  reinvestment of dividends                9,487         94,225

Shares redeemed                         (208,125)    (2,062,284)
                                     --------------------------


Net increase (decrease) in shares
  outstanding before conversion          164,682      1,628,031

Shares converted from Class B (See
  Note 1)                                (66,941)      (663,202)
                                     --------------------------


Net increase (decrease)                   97,741  $     964,829
                                     ==========================



 CLASS C                                  SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                            1,083,145  $  11,418,024

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                           34,666        366,734

Shares redeemed                         (642,695)    (6,797,055)
                                     --------------------------


Net increase (decrease)                  475,116  $   4,987,703
                                     ==========================


Year ended October 31, 2009:

Shares sold                            1,401,666  $  13,881,575

Shares issued to shareholders in
  reinvestment of dividends               19,081        189,869

Shares redeemed                         (559,604)    (5,552,660)
                                     --------------------------


Net increase (decrease)                  861,143  $   8,518,784
                                     ==========================



 CLASS I                                  SHARES         AMOUNT

Year ended October 31, 2010:

Shares sold                            6,992,907  $  73,539,450

Shares issued to shareholders in
  reinvestment of dividends and
  distributions                        1,873,419     19,768,047

Shares redeemed                      (14,538,955)  (154,707,328)
                                     --------------------------


Net increase (decrease) in shares
  outstanding before conversion       (5,672,629)   (61,399,831)

Shares converted into Class I (a)        298,088      3,079,252
                                     --------------------------


Net increase (decrease)               (5,374,541) $ (58,320,579)
                                     ==========================


Year ended October 31, 2009:

Shares sold                           13,363,917  $ 134,759,246

Shares issued in connection with
  the acquisition of MainStay
  Institutional Bond Fund             24,825,107    255,388,290

Shares issued to shareholders in
  reinvestment of dividends              537,521      5,373,697

Shares redeemed                       (2,921,987)   (28,994,443)
                                     --------------------------


Net increase (decrease)               35,804,558  $ 366,526,790
                                     ==========================




(a) In addition to any automatic conversion features described above in Note 1 with respect to Investor Class, Class A and B shares, an investor generally may also elect to convert their shares on a voluntary basis into another share class of the same fund for which an investor is eligible. However, the following limitations apply:

    o Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and

    o All Class B and C shares are ineligible for a voluntary conversion.

    These limitations do not impact any automatic conversion features described in Note 1 with respect to Investor Class, Class A and B shares.

    An investor or an investor's financial intermediary may contact the Fund to request a voluntary conversion between shares classes of the same Fund. An investor may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If an investor fails to remain eligible for the new share class, an investor may automatically be converted back to their original share class, or into another share class, if appropriate.

NOTE 9-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments or disclosure have been identified other than the extension of the contractual expense limitation agreement as disclosed in Note 3(A) to these financial statements.


                                                   mainstayinvestments.com    37

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Intermediate Term Bond Fund ("the Fund"), one of the funds constituting MainStay Funds Trust, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Intermediate Term Bond Fund of MainStay Funds Trust as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


38    MainStay Intermediate Term Bond Fund

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Intermediate Term Bond Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC ("MacKay Shields") on behalf of the Fund.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and MacKay Shields on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management and/or subadvisory fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates, including MacKay Shields as subadviser to the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments and MacKay Shields;
(ii) the investment performance of the Fund, New York Life Investments and MacKay Shields; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates, including MacKay Shields as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND MACKAY SHIELDS

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing MacKay Shields' compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

The Board also examined the nature, extent and quality of the services that MacKay Shields provides to the Fund. The Board evaluated MacKay Shields' experience in serving as subadviser to the Fund and managing other portfolios. It examined MacKay Shields' track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at MacKay Shields, and MacKay Shields' overall legal and compliance environment. The Board also reviewed MacKay Shields'

                                                   mainstayinvestments.com    39

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED) (CONTINUED)




willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the Fund's portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and MacKay Shields' experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments and MacKay Shields to enhance investment returns, supported a determination to approve the Agreements. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND MACKAY SHIELDS

The Board considered the costs of the services provided by New York Life Investments and MacKay Shields under the Agreements, and the profits realized by New York Life Investments and its affiliates due to their relationships with the Fund. Because MacKay Shields is an affiliate of New York Life Investments whose subadvisory fees are paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and MacKay Shields in the aggregate.

In evaluating any costs and profits of New York Life Investments and its affiliates, including MacKay Shields, due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and MacKay Shields must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates (including MacKay Shields) due to their relationships with the Fund supported the Board's determination to approve the Agreements.


40    MainStay Intermediate Term Bond Fund

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to MacKay Shields are paid by New York Life Investments, not the Fund. The Board also considered the impact of the management fee waiver for all classes of the Fund and the expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the total ordinary operating expenses for Class I shares of the Fund.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and MacKay Shields on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and MacKay Shields about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


                                                   mainstayinvestments.com    41

FEDERAL INCOME TAX INFORMATION  (UNAUDITED)

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; and
(ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


42    MainStay Intermediate Term Bond Fund

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


                                                   mainstayinvestments.com    43

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


44    MainStay Intermediate Term Bond Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    45

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





46    MainStay Intermediate Term Bond Fund

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


                                                   mainstayinvestments.com    47

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21196 MS333-10                                         MSIT11-12/10
                                                                              B4

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY RETIREMENT FUNDS

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

        MainStay Retirement 2010 Fund
        MainStay Retirement 2020 Fund
        MainStay Retirement 2030 Fund
        MainStay Retirement 2040 Fund
        MainStay Retirement 2050 Fund

                           This page intentionally left blank

        MESSAGE FROM THE PRESIDENT

        AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------
MainStay Retirement 2010 Fund               5
---------------------------------------------
MainStay Retirement 2020 Fund              18
---------------------------------------------
MainStay Retirement 2030 Fund              32
---------------------------------------------
MainStay Retirement 2040 Fund              46
---------------------------------------------
MainStay Retirement 2050 Fund              60
---------------------------------------------
Notes to Financial Statements              74
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            88
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  89
---------------------------------------------
Federal Income Tax Information             93
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        93
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       93
---------------------------------------------
Board Members and Officers                 94
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO EACH FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT EACH FUND. YOU MAY OBTAIN COPIES OF EACH FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

MAINSTAY RETIREMENT 2010 FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY RETIREMENT
                           2010 FUND                                       BARCLAYS CAPITAL
                            CLASS I          S&P 500(R)    MSCI EAFE(R)     U.S. AGGREGATE
                             SHARES             INDEX          INDEX          BOND INDEX
                      -------------------    ----------    ------------    ----------------
6/29/07                      10000              10000          10000             10000
10/31/07                     10580              10365          10619             10377
10/31/08                      8014               6624           5668             10408
10/31/09                      9487               7273           7239             11844
10/31/10                     10688               8475           7844             12793




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                          SINCE        GROSS
                                                                                                        INCEPTION     EXPENSE
CLASS                                  SALES CHARGE                                         ONE YEAR    (6/29/07)    RATIO(2)
-----------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge    With sales charges           6.16%       0.02%        1.76%
                                                                 Excluding sales charges     12.34        1.73         1.76
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge    With sales charges           6.33        0.05         1.96
                                                                 Excluding sales charges     12.51        1.76         1.96
-----------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                  12.66        2.01         1.71
-----------------------------------------------------------------------------------------------------------------------------
Class R2 Shares(4)          No Sales Charge                                                  12.37        1.67         2.05
-----------------------------------------------------------------------------------------------------------------------------
Class R3 Shares(5)          No Sales Charge                                                  11.99        1.39         2.31
-----------------------------------------------------------------------------------------------------------------------------








1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008 includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Investor Class shares might have been lower.
4. Class R2 shares were first offered on June 29, 2007, although this class did not commence investment operations until January 8, 2009. Performance figures for Class R2 shares includes the historical performance of Class A shares through January 7, 2009, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class R2 shares might have been lower.
5. Class R3 shares were first offered on June 29, 2007, although this class did not commence investment operations until May 1, 2008. Performance figures for Class R3 shares include the historical performance of Class A shares through April 30, 2008, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class R3 shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                               ONE       SINCE
                                                   YEAR     INCEPTION
S&P 500(R) Index(6)                               16.52%      -4.84%
---------------------------------------------------------------------
MSCI EAFE(R) Index(7)                              8.36       -7.03
---------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(8)      8.01        7.67
---------------------------------------------------------------------
Average Lipper Mixed-Asset Target 2010 Fund(9)    12.53        0.34
---------------------------------------------------------------------






6. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock-market performance. The S&P 500 Index is the Fund's broad-based securities market index. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
7. The Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index--consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
8. The Barclays Capital U.S. Aggregate Bond Index consists of the following other unmanaged Barclays Capital indices: the Government Bond Index, the Corporate Bond Index, the MBS Index, and the ABS Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed-rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
9. The average Lipper mixed-asset target 2010 fund is representative of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not exceeding December 31, 2010. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Retirement 2010 Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY RETIREMENT 2010 FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,040.30        $2.47          $1,022.80         $2.45
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,041.50        $1.90          $1,023.30         $1.89
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,042.30        $0.62          $1,024.60         $0.61
-------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES                     $1,000.00       $1,040.40        $2.42          $1,022.80         $2.40
-------------------------------------------------------------------------------------------------------------
CLASS R3 SHARES                     $1,000.00       $1,039.30        $3.70          $1,021.60         $3.67
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (0.48% for Investor Class, 0.37% for Class A, 0.12% for Class I, 0.47% for Class R2 and 0.72% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.


                                                    mainstayinvestments.com    7

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS AS OF OCTOBER 31, 2010 (Unaudited)

(COMPOSITION PIE CHART)

Total Return                                    50.1
Growth of Capital                               24.8
Capital Appreciation                            15.8
Current Income                                   9.2
Other Assets, Less Liabilities                   0.1




See Portfolio of Investments beginning on page 11 for specific holdings within these categories.



8    MainStay Retirement 2010 Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Tony Elavia and Jonathan Swaney of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY RETIREMENT 2010 FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Retirement 2010 Fund returned 12.34% for Investor Class shares and 12.51% for Class A shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 12.66%, Class R2 shares returned 12.37% and Class R3 shares returned 11.99%. Class I shares outperformed and all other share classes underperformed the 12.53% return of the average Lipper(1) mixed-asset target 2010 fund for the 12 months ended October 31, 2010. Over the same period, all share classes underperformed the 16.52% return of the S&P 500(R) Index.(2) The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund invests in other mutual funds referred to as Underlying Funds. The Underlying Funds may invest in fixed-income securities or in domestic or international stocks at various capitalization levels. The Fund's primary benchmark, on the other hand, consists entirely of U.S. large-cap stocks.

An emphasis on Underlying Equity Funds that tend to invest in high-quality stocks--that is, stocks issued by companies that offer consistently positive and growing cash flows and earnings--tended to detract from the Fund's relative performance. For at least part of the reporting period, lower-quality stocks that had been most heavily penalized during the credit crisis of 2008 and early 2009 experienced the most rapid increases in price as the market recovered. The Fund's "quality tilt," or preference for Underlying Equity Funds that invested in higher-quality stocks, was not a virtue in that environment.

In the fixed-income portion of the Fund, positions in Underlying Funds that invested outside the traditional investment-grade bond universe--especially in high-yield bonds, convertible bonds or emerging-market debt--gave a substantial boost to returns relative to the Fund's benchmark and its peers. Also helping performance relative to the benchmark were Underlying Equity Fund holdings that invested in mid-cap and small-cap stocks.

HOW DID YOU ALLOCATE THE FUND'S ASSETS DURING THE REPORTING PERIOD AND WHY?

In managing the Fund, we considered a variety of information, including the portfolio-level characteristics of the Underlying Funds, such as capitalization, style biases and sector exposure. We also examined the attributes of the Underlying Funds' holdings, such as valuation metrics, earnings data and technical indicators. Finally, we evaluated the historical success of the portfolio managers responsible for the Underlying Funds. In general, we sought Underlying Equity Funds that had a track record of capable portfolio management, a presence in attractively valued market segments and investments in companies with strong management, fairly priced securities and strong price and earnings momentum. Underlying Fixed Income Funds were selected based upon the type and country of issuance of the securities in which they invested and the average credit quality and duration(3) of those securities.

During the 12-month reporting period, these techniques were generally unsuccessful in that they steered the Fund into investments in Underlying Equity Funds that, collectively, failed to match our return expectations. While many factors may have been involved, one that stood out was the Fund's tilt toward Underlying Equity Funds that prized earnings stability. We preferred these Underlying Equity Funds because high-quality stocks have historically been rewarded with higher returns than lower-quality stocks. For much of the reporting period, however, the reverse was true. Instead, investors purchased the most risk-laden and lowest-quality securities, anticipating that these securities would be the most likely to benefit from a recovery. This persistent "junk rally" was a substantial drag on the performance of the Fund.

HOW DID THE FUND'S ALLOCATIONS CHANGE OVER THE COURSE OF THE REPORTING PERIOD?

MainStay Large Cap Growth Fund and MainStay 130/30 Growth Fund saw some of the largest reductions during the reporting period. We used a substantial portion of the proceeds to invest in MainStay Epoch U.S. All Cap Fund. This shift reflected an effort to reduce the growth bias previously present in the Fund and adopt a more neutral style posture. The move was counterproductive in that growth stocks generally fared better than their value counterparts in the final months of the reporting period.

Another significant change was the allocation to MainStay Convertible Fund. This was a positive development as convertibles, which are sensitive to changes in equity prices, rose sharply in recent months.

WERE THERE ANY OTHER SIGNIFICANT ALLOCATION CHANGES DURING THE REPORTING PERIOD?

The Fund's position in MainStay Global High Income Fund was increased several times over the course of the reporting period. This was done to reflect the improved creditworthiness of many emerging-market borrowers, the potential for further devaluation


1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the S&P 500(R) Index.
3. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

                                                    mainstayinvestments.com    9
in the U.S. dollar and attractive debt yields in emerging markets.

We established a new position in MainStay Epoch Global Choice Fund early in December 2009. The investment was made to better diversify the Fund's Underlying International Equity Funds across management styles and to help counter a small bias toward value in that portion of the Fund.

DURING THE REPORTING PERIOD, WHICH UNDERLYING EQUITY FUNDS HAD THE HIGHEST TOTAL RETURNS AND WHICH UNDERLYING EQUITY FUNDS HAD THE LOWEST TOTAL RETURNS?

The highest returns among the Underlying Equity Funds in which the Fund invested came from MainStay U.S. Small Cap Fund and MainStay Large Cap Growth Fund. The lowest returns, although still decidedly positive, came from MainStay International Equity Fund and MainStay 130/30 Growth Fund.

WHICH UNDERLYING EQUITY FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S OVERALL PERFORMANCE, AND WHICH UNDERLYING EQUITY FUNDS WERE THE GREATEST DETRACTORS?

Large holdings of MainStay MAP Fund and MainStay Large Cap Growth Fund, both of which posted strong returns for the reporting period, made the greatest contribution to the performance of the equity portion of the Fund. Although all of the Fund's Underlying Equity Funds posted positive returns, the Underlying Equity Fund holdings that contributed the least were small positions in MainStay Epoch Global Choice Fund and MainStay 130/30 Growth Fund.

WHAT FACTORS AND RISKS AFFECTED THE FUND'S UNDERLYING FIXED INCOME FUND INVESTMENTS DURING THE REPORTING PERIOD?

During the reporting period, the market reflected lingering concerns about the strength of the economy. These concerns--along with efforts by the Federal Reserve to contain borrowing costs--brought long-term interest rates down to levels not seen in many decades. Meanwhile, improving corporate profitability led to a further narrowing of credit spreads(4) at the lower end of the quality spectrum.

DURING THE REPORTING PERIOD, WHICH FIXED-INCOME MARKET SEGMENTS WERE STRONG PERFORMERS AND WHICH SEGMENTS WERE PARTICULARLY WEAK?

In general, long duration and low quality were favored during the reporting period. Underlying Fixed Income Funds that invested in high-yield and emerging-market bonds performed best. Underlying Funds that invested in cash or cash equivalents, which effectively had no nominal return, fared worst, followed by Underlying Fixed Income Funds that focused on high-grade, short-term securities.

WHICH UNDERLYING FIXED INCOME FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE, AND WHICH UNDERLYING FIXED INCOME FUNDS WERE THE GREATEST DETRACTORS?

Not unexpectedly, the largest fixed-income contributions to return came from what were, by a comfortable margin, the Fund's largest positions in Underlying Fixed Income Funds. These included MainStay Indexed Bond Fund and MainStay Intermediate Term Bond Fund. The Fund's position in MainStay High Yield Opportunities Fund was noteworthy for having contributed to return on a scale disproportionate to the size of the investment.

As with equities, none of the Underlying Fixed Income Funds in which the Fund invested had negative returns. The smallest contribution came from American Century International Bond Fund.

DO SHAREHOLDERS IN MAINSTAY RETIREMENT 2010 FUND NEED TAKE ANY ACTION IN 2011?

There is no action required by shareholders invested in the MainStay Retirement 2010 Fund. The reference to the year 2010 in the Fund name relates to the approximate year in which an investor in the Fund would plan to retire and, therefore, would likely stop making new investments in the Fund. The Fund is designed for an investor who has retired or is seeking to retire between 2010 and 2015, and who plans to withdraw the value of his or her account in the Fund gradually after retirement. A shareholder may continue to make new investments in the Fund or may begin to withdraw from the account as necessary, but no action is required.

4. The terms "credit spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

Effective January 1, 2011, Madison Square Investors LLC will no longer serve as Subadvisor to the Fund, and New York Life Investment Management LLC will assume the day-to-day portfolio management of the Fund. In addition, effective January 1, 2011, Tony Elavia will no longer serve as a portfolio manager for the Fund. In this regard, Jae Yoon will replace Tony Elavia as a portfolio manager for the Fund. Jonathan Swaney will continue to serve as a portfolio manager for the Fund. For more information regarding these portfolio management changes, please refer to the relevant Prospectus supplement dated December 3, 2010.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

10    MainStay Retirement 2010 Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                  SHARES        VALUE
AFFILIATED INVESTMENT COMPANIES 91.0%+
-----------------------------------------------------

EQUITY FUNDS 46.0%
MainStay 130/30 Core
  Fund Class I                   441,638  $ 3,237,207
MainStay 130/30 Growth
  Fund Class I (a)                12,574      102,475
MainStay 130/30 International
  Fund Class I                   156,251    1,062,509
MainStay Common Stock
  Fund Class I                   211,368    2,287,004
MainStay Epoch Global Choice
  Fund Class I                    22,741      331,787
MainStay Epoch U.S. All Cap
  Fund Class I                   128,633    2,860,789
MainStay Growth Equity
  Fund Class I                     5,420       56,908
MainStay ICAP Equity
  Fund Class I                    51,589    1,748,349
MainStay ICAP International
  Fund Class I                    35,646    1,042,993
MainStay ICAP Select Equity
  Fund Class I                    52,902    1,752,120
MainStay International Equity
  Fund Class I                    81,622    1,040,677
MainStay Large Cap Growth
  Fund Class I (a)               247,723    1,672,133
MainStay MAP
  Fund Class I                    92,378    2,807,363
MainStay S&P 500 Index
  Fund Class I                    10,812      298,420
MainStay U.S. Small Cap
  Fund Class I (a)                27,243      426,902
                                          -----------
Total Equity Funds
  (Cost $18,677,683)                       20,727,636
                                          -----------


FIXED INCOME FUNDS 45.0%
MainStay Convertible
  Fund Class I                    74,784    1,132,975
MainStay Floating Rate
  Fund Class I                    75,235      709,463
MainStay Global High Income
  Fund Class I                    68,092      846,384
MainStay High Yield Corporate
  Bond
  Fund Class I                   183,970    1,089,101
MainStay High Yield
  Opportunities
  Fund Class I                   124,725    1,505,429
MainStay Indexed Bond
  Fund Class I                   892,083   10,499,819
MainStay Intermediate Term Bond
  Fund Class I                   413,317    4,501,026
                                          -----------
Total Fixed Income Funds
  (Cost $18,925,124)                       20,284,197
                                          -----------
Total Affiliated Investment
  Companies
  (Cost $37,602,807)                       41,011,833
                                          -----------


UNAFFILIATED INVESTMENT COMPANIES 8.9%
-----------------------------------------------------

EQUITY FUNDS 3.9%
Columbia Funds Series
  Trust--Columbia SmallCap
  Index Fund                       4,134       64,984
T. Rowe Price Emerging Markets
  Stock Fund                      27,236      939,642
T. Rowe Price International
  Discovery Fund                  17,671      754,392
                                          -----------
Total Equity Funds
  (Cost $1,506,361)                         1,759,018
                                          -----------


FIXED INCOME FUNDS 5.0%
American Century Inflation
  Adjusted Bond Fund             135,582    1,682,568
American Century International
  Bond Fund Institutional Class   37,341      559,746
                                          -----------
Total Fixed Income Funds
  (Cost $2,122,888)                         2,242,314
                                          -----------
Total Unaffiliated Investment
  Companies
  (Cost $3,629,249)                         4,001,332
                                          -----------
Total Investments
  (Cost $41,232,056) (b)            99.9%  45,013,165
Other Assets, Less Liabilities       0.1       46,030
                                 -------  -----------



Net Assets                         100.0% $45,059,195
                                 =======  ===========





+    Percentages indicated are based on Fund
     net assets.
(a)  Non-income producing Underlying Fund.
(b)  At October 31, 2010, cost is $41,909,701
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $3,781,109
Gross unrealized depreciation        (677,645)
                                   ----------
Net unrealized appreciation        $3,103,464
                                   ==========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)        TOTAL
Investments in Securities
Affiliated Investment Companies
  Equity Funds                                      $20,727,636     $     --      $     --  $20,727,636
  Fixed Income Funds                                 20,284,197           --            --   20,284,197
                                                    -----------     --------      --------  -----------
Total Affiliated Investment Companies                41,011,833           --            --   41,011,833
                                                    -----------     --------      --------  -----------
Unaffiliated Investment Companies
  Equity Funds                                        1,759,018           --            --    1,759,018
  Fixed Income Funds                                  2,242,314           --            --    2,242,314
                                                    -----------     --------      --------  -----------
Total Unaffiliated Investment Companies               4,001,332           --            --    4,001,332
                                                    -----------     --------      --------  -----------
Total Investments in Securities                     $45,013,165          $--           $--  $45,013,165
                                                    ===========     ========      ========  ===========




For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


12    MainStay Retirement 2010 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
-------------------------------------------------
Investment in affiliated investment
  companies, at value
  (identified cost $37,602,807)       $41,011,833
Investments in unaffiliated
  investment companies, at value
  (identified cost $3,629,249)          4,001,332
Cash                                       43,337
Receivables:
  Fund shares sold                         38,506
  Manager (See Note 3)                     16,864
Other assets                               31,649
                                      -----------
     Total assets                      45,143,521
                                      -----------

LIABILITIES
-------------------------------------------------
Payables:
  Investment securities purchased          43,337
  Transfer agent (See Note 3)              17,206
  Shareholder communication                 9,523
  Professional fees                         8,973
  NYLIFE Distributors (See Note 3)          2,276
  Custodian                                   858
  Trustees                                    114
  Fund shares redeemed                         86
Accrued expenses                            1,953
                                      -----------
     Total liabilities                     84,326
                                      -----------
Net assets                            $45,059,195
                                      ===========

COMPOSITION OF NET ASSETS
-------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     4,463
Additional paid-in capital             40,662,187
                                      -----------
                                       40,666,650
Undistributed net investment income       641,264
Accumulated net realized loss on
  investments                             (29,828)
Net unrealized appreciation on
  investments                           3,781,109
                                      -----------
Net assets                            $45,059,195
                                      ===========
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $   467,686
                                      ===========
Shares of beneficial interest
  outstanding                              46,444
                                      ===========
Net asset value per share
  outstanding                         $     10.07
Maximum sales charge (5.50% of
  offering price)                            0.59
                                      -----------
Maximum offering price per share
  outstanding                         $     10.66
                                      ===========
CLASS A
Net assets applicable to outstanding
  shares                              $ 6,935,440
                                      ===========
Shares of beneficial interest
  outstanding                             690,458
                                      ===========
Net asset value per share
  outstanding                         $     10.04
Maximum sales charge (5.50% of
  offering price)                            0.58
                                      -----------
Maximum offering price per share
  outstanding                         $     10.62
                                      ===========
CLASS I
Net assets applicable to outstanding
  shares                              $35,008,842
                                      ===========
Shares of beneficial interest
  outstanding                           3,462,455
                                      ===========
Net asset value and offering price
  per share outstanding               $     10.11
                                      ===========
CLASS R2
Net assets applicable to outstanding
  shares                              $ 1,781,178
                                      ===========
Shares of beneficial interest
  outstanding                             177,236
                                      ===========
Net asset value and offering price
  per share outstanding               $     10.05
                                      ===========
CLASS R3
Net assets applicable to outstanding
  shares                              $   866,049
                                      ===========
Shares of beneficial interest
  outstanding                              86,253
                                      ===========
Net asset value and offering price
  per share outstanding               $     10.04
                                      ===========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividend distributions from
     affiliated investment companies   $  882,473
  Dividend distributions from
     unaffiliated investment
     companies                            124,058
                                       ----------
     Total income                       1,006,531
                                       ----------
EXPENSES
  Transfer agent (See Note 3)              98,772
  Registration                             92,729
  Manager (See Note 3)                     42,106
  Shareholder communication                38,052
  Professional fees                        30,506
  Distribution/Service--Investor
     Class (See Note 3)                       785
  Distribution/Service--Class A (See
     Note 3)                               16,594
  Distribution/Service--Class R2 (See
     Note 3)                                4,286
  Distribution/Service--Class R3 (See
     Note 3)                                4,552
  Custodian                                 9,816
  Shareholder service (See Note 3)          2,627
  Trustees                                  1,443
  Miscellaneous                             7,674
                                       ----------
     Total expenses before
       waiver/reimbursement               349,942
  Expense waiver/reimbursement from
     Manager (See Note 3)                (268,144)
  Expense reimbursement from Transfer
     agent (See Note 3)                    (2,495)
                                       ----------
     Net expenses                          79,303
                                       ----------
Net investment income                     927,228
                                       ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------
Net realized gain (loss) on:
  Affiliated investment company
     transactions                       3,210,085
  Unaffiliated investment company
     transactions                         539,222
  Realized gain distributions from
     affiliated investment companies       30,977
  Realized gain distributions from
     unaffiliated investment
     companies                              5,981
                                       ----------
Net realized gain on investments from
  affiliated and unaffiliated
  investment companies                  3,786,265
                                       ----------
Net change in unrealized appreciation
  (depreciation) on investments           387,462
                                       ----------
Net realized and unrealized gain on
  investments                           4,173,727
                                       ----------
Net increase in net assets resulting
  from operations                      $5,100,955
                                       ==========





14    MainStay Retirement 2010 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010          2009
INCREASE IN NET ASSETS
---------------------------------------------------------
Operations:
 Net investment income         $    927,228  $    913,605
 Net realized gain (loss) on
  investments from
  affiliated and
  unaffiliated investment
  company transactions            3,786,265    (3,169,896)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                       387,462     8,007,774
                               --------------------------
 Net increase in net assets
  resulting from operations       5,100,955     5,751,483
                               --------------------------
Dividends to shareholders:
 From net investment income:
    Investor Class                   (4,024)       (1,237)
    Class A                        (142,596)     (116,981)
    Class I                        (737,674)     (519,833)
    Class R2                        (32,713)           --
    Class R3                        (18,719)      (18,140)
                               --------------------------
 Total dividends to
  shareholders                     (935,726)     (656,191)
                               --------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                         13,412,930    24,528,411
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends         935,726       656,191
 Cost of shares redeemed        (16,028,793)  (13,157,027)
                               --------------------------
    Increase (decrease) in
     net assets derived from
     capital share
     transactions                (1,680,137)   12,027,575
                               --------------------------
    Net increase in net
     assets                       2,485,092    17,122,867
NET ASSETS
---------------------------------------------------------
Beginning of year                42,574,103    25,451,236
                               --------------------------
End of year                    $ 45,059,195  $ 42,574,103
                               ==========================
Undistributed net investment
 income at end of year         $    641,264  $    626,813
                               ==========================





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                 INVESTOR CLASS
                                                    ----------------------------------------
                                                                                FEBRUARY 28,
                                                                                   2008**
                                                     YEAR ENDED OCTOBER            THROUGH
                                                            31,                  OCTOBER 31,
                                                     2010          2009             2008
Net asset value at beginning of period              $ 9.15        $ 7.95           $  9.95
                                                    ------        ------           -------
Net investment income (a)                             0.17          0.22              0.15
Net realized and unrealized gain (loss) on
  investments                                         0.94          1.17             (2.15)
                                                    ------        ------           -------
Total from investment operations                      1.11          1.39             (2.00)
                                                    ------        ------           -------
Less dividends and distributions:
  From net investment income                         (0.19)        (0.19)               --
  From net realized gain on investments                 --            --                --
                                                    ------        ------           -------
Total dividends and distributions                    (0.19)        (0.19)               --
                                                    ------        ------           -------
Net asset value at end of period                    $10.07        $ 9.15           $  7.95
                                                    ======        ======           =======
Total investment return (b)                          12.34%        17.90%           (20.10%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment income                               1.82%         2.61%             2.38% ++
  Net expenses (d)                                    0.47%         0.38%             0.46% ++
  Expenses (before waiver/reimbursement) (d)          2.03%         0.89%             6.41% ++
Portfolio turnover rate                                 81%           76%              127%
Net assets at end of period (in 000's)              $  468        $  163           $    41




                                                                             CLASS I
                                                    --------------------------------------------------------          CLASS R2
                                                                                                   JUNE 29,         -----------
                                                                                                    2007**              YEAR
                                                                                                   THROUGH             ENDED
                                                            YEAR ENDED OCTOBER 31,               OCTOBER 31,        OCTOBER 31,
                                                      2010           2009           2008             2007               2010
Net asset value at beginning of period              $  9.18        $  7.96        $ 10.58           $10.00             $ 9.12
                                                    -------        -------        -------           ------             ------
Net investment income (a)                              0.22           0.25           0.26             0.08               0.18
Net realized and unrealized gain (loss) on
  investments                                          0.92           1.18          (2.81)            0.50               0.93
                                                    -------        -------        -------           ------             ------
Total from investment operations                       1.14           1.43          (2.55)            0.58               1.11
                                                    -------        -------        -------           ------             ------
Less dividends and distributions:
  From net investment income                          (0.21)         (0.21)         (0.06)              --              (0.18)
  From net realized gain on investments                  --             --          (0.01)              --                 --
                                                    -------        -------        -------           ------             ------
Total dividends and distributions                     (0.21)         (0.21)         (0.07)              --              (0.18)
                                                    -------        -------        -------           ------             ------
Net asset value at end of period                    $ 10.11        $  9.18        $  7.96           $10.58             $10.05
                                                    =======        =======        =======           ======             ======
Total investment return (b)                           12.66%         18.38%        (24.25%)           5.80%(c)          12.37%
Ratios (to average net assets)/Supplemental Data:
  Net investment income                                2.28%          2.98%          2.77%            2.42%++            1.90%
  Net expenses (d)                                     0.12%          0.12%          0.13%            0.13%++            0.47%
  Expenses (before waiver/reimbursement) (d)           0.76%          0.84%          1.51%           30.84%++            1.10%
Portfolio turnover rate                                  81%            76%           127%              17%                81%
Net assets at end of period (in 000's)              $35,009        $33,025        $20,105           $  930             $1,781
                                                         CLASS R2
                                                    -----------------
                                                     JANUARY 8,
                                                       2009**
                                                      THROUGH
                                                    OCTOBER 31,
                                                        2009
Net asset value at beginning of period                 $ 7.84
                                                       ------
Net investment income (a)                                0.15
Net realized and unrealized gain (loss) on
  investments                                            1.13
                                                       ------
Total from investment operations                         1.28
                                                       ------
Less dividends and distributions:
  From net investment income                               --
  From net realized gain on investments                    --
                                                       ------
Total dividends and distributions                          --
                                                       ------
Net asset value at end of period                       $ 9.12
                                                       ======
Total investment return (b)                             16.33%(c)(e)
Ratios (to average net assets)/Supplemental Data:
  Net investment income                                  2.12%++
  Net expenses (d)                                       0.47%++
  Expenses (before waiver/reimbursement) (d)             1.18%++
Portfolio turnover rate                                    76%
Net assets at end of period (in 000's)                 $1,821



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R2 and Class
     R3 shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)  Total investment returns may reflect adjustments to conform to generally accepted accounting principles.




16    MainStay Retirement 2010 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                 CLASS A
      ------------------------------------------------------------
                                                         JUNE 29,
                                                          2007**
                                                         THROUGH
               YEAR ENDED OCTOBER 31,                  OCTOBER 31,
       2010            2009             2008               2007

      $ 9.12          $ 7.95          $ 10.57             $10.00
      ------          ------          -------             ------
        0.19            0.23             0.24               0.06
        0.92            1.15            (2.80)              0.51
      ------          ------          -------             ------
        1.11            1.38            (2.56)              0.57
      ------          ------          -------             ------

       (0.19)          (0.21)           (0.05)                --
          --              --            (0.01)                --
      ------          ------          -------             ------
       (0.19)          (0.21)           (0.06)                --
      ------          ------          -------             ------
      $10.04          $ 9.12          $  7.95             $10.57
      ======          ======          =======             ======
       12.51%          17.85%          (24.37%)             5.70%(c)

        2.01%           2.78%            2.46%              1.83%++
        0.37%           0.37%            0.38%              0.38%++
        1.00%           1.09%            1.81%             31.10%++
          81%             76%             127%                17%
      $6,935          $6,570          $ 4,418             $  281



                        CLASS R3
      -------------------------------------------
                                         MAY 1,
                                         2008**
                                        THROUGH
      YEAR ENDED OCTOBER 31,          OCTOBER 31,
       2010            2009               2008

      $ 9.13          $ 7.93            $ 10.07
      ------          ------            -------
        0.16            0.20               0.14
        0.92            1.17              (2.28)
      ------          ------            -------
        1.08            1.37              (2.14)
      ------          ------            -------

       (0.17)          (0.17)                --
          --              --                 --
      ------          ------            -------
       (0.17)          (0.17)                --
      ------          ------            -------
      $10.04          $ 9.13            $  7.93
      ======          ======            =======
       11.99%          17.62%            (21.25%)(c)

        1.67%           2.47%              3.25% ++
        0.72%           0.72%              0.73% ++
        1.35%           1.44%              1.86% ++
          81%             76%               127%
      $  866          $  996            $   887




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

MAINSTAY RETIREMENT 2020 FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY RETIREMENT
                           2020 FUND                                       BARCLAYS CAPITAL
                            CLASS I          S&P 500(R)    MSCI EAFE(R)     U.S. AGGREGATE
                             SHARES             INDEX          INDEX          BOND INDEX
                      -------------------    ----------    ------------    ----------------
6/30/07                      10000              10000          10000             10000
10/31/07                     10580              10365          10619             10377
10/31/08                      7497               6624           5668             10408
10/31/09                      8869               7273           7239             11844
10/31/10                     10083               8475           7844             12793




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                          SINCE        GROSS
                                                                                                        INCEPTION     EXPENSE
CLASS                                  SALES CHARGE                                         ONE YEAR    (6/29/07)    RATIO(2)
-----------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge    With sales charges           7.09%       -1.72%       2.29%
                                                                 Excluding sales charges     13.33        -0.04        2.29
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge    With sales charges           7.30        -1.63        1.99
                                                                 Excluding sales charges     13.55         0.05        1.99
-----------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                  13.69         0.25        1.74
-----------------------------------------------------------------------------------------------------------------------------
Class R2 Shares(4)          No Sales Charge                                                  13.29        -0.06        2.07
-----------------------------------------------------------------------------------------------------------------------------
Class R3 Shares(5)          No Sales Charge                                                  13.02        -0.32        2.35
-----------------------------------------------------------------------------------------------------------------------------








1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Investor Class shares might have been lower.
4. Class R2 shares were first offered on June 29, 2007, although this class did not commence investment operations until January 8, 2009. Performance figures for Class R2 shares includes the historical performance of Class A shares through January 7, 2009, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class R2 shares might have been lower.
5. Class R3 shares were first offered on June 29, 2007, although this class did not commence investment operations until May 1, 2008. Performance figures for Class R3 shares includes the historical performance of Class A

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


18    MainStay Retirement 2020 Fund

BENCHMARK PERFORMANCE                               ONE       SINCE
                                                   YEAR     INCEPTION
S&P 500(R) Index(6)                               16.52%      -4.84%
---------------------------------------------------------------------
MSCI EAFE(R) Index(7)                              8.36       -7.03
---------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(8)      8.01        7.67
---------------------------------------------------------------------
Average Lipper Mixed-Asset Target 2020 Fund(9)    14.36       -1.75
---------------------------------------------------------------------






    shares through April 30, 2008, adjusted for differences in expenses and fees. Unadjusted, the performance shown for the Class R3 shares might have been lower.
6. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock-market performance. The S&P 500 Index is the broad-based securities market index. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
7. The Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index--consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
8. The Barclays Capital U.S. Aggregate Bond Index (formerly named the Lehman Brothers(R) U.S. Aggregate Bond Index) consists of the following other unmanaged Barclays Capital indices: the Government Bond Index, the Corporate Bond Index, the MBS Index, and the ABS Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed-rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
9. The average Lipper mixed-asset target 2020 fund is representative of funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    19

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY RETIREMENT 2020 FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,035.80        $2.41          $1,022.80         $2.40
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,037.00        $1.90          $1,023.30         $1.89
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,038.00        $0.62          $1,024.60         $0.61
-------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES                     $1,000.00       $1,035.90        $2.41          $1,022.80         $2.40
-------------------------------------------------------------------------------------------------------------
CLASS R3 SHARES                     $1,000.00       $1,034.80        $3.69          $1,021.60         $3.67
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (0.47% for Investor Class, 0.37% for Class A, 0.12% for Class I, 0.47% for Class R2 and 0.72% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.


20    MainStay Retirement 2020 Fund

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS AS OF OCTOBER 31, 2010 (Unaudited)

(COMPOSITION PIE CHART)

Total Return                                    39.5
Growth of Capital                               31.9
Capital Appreciation                            19.3
Current Income                                   9.3
Other Assets, Less Liabilities                   0.0




See Portfolio of Investments beginning on page 24 for specific holdings within these categories.

++ Less than one-tenth of a percent.



                                                   mainstayinvestments.com    21

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Tony Elavia and Jonathan Swaney of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY RETIREMENT 2020 FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Retirement 2020 Fund returned 13.33% for Investor Class shares and 13.55% for Class A shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 13.69%, Class R2 shares returned 13.29% and Class R3 shares returned 13.02%. All share classes underperformed the 14.36% return of the average Lipper(1) mixed-asset target 2020 fund and the 16.52% return of the S&P 500(R) Index(2) for the 12 months ended October 31, 2010. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 18 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund invests in other mutual funds referred to as Underlying Funds. The Underlying Funds may invest in fixed-income securities or in domestic or international stocks at various capitalization levels. The Fund's primary benchmark, on the other hand, consists entirely of U.S. large-cap stocks.

An emphasis on Underlying Equity Funds that tend to invest in high-quality stocks--that is, stocks issued by companies that offer consistently positive and growing cash flows and earnings--tended to detract from the Fund's relative performance. For at least part of the reporting period, lower-quality stocks that had been most heavily penalized during the credit crisis of 2008 and early 2009 experienced the most rapid increases in price as the market recovered. The Fund's "quality tilt," or preference for Underlying Equity Funds that invested in higher-quality stocks, was not a virtue in that environment.

In the fixed-income portion of the Fund, positions in Underlying Funds that invested outside the traditional investment-grade bond universe--especially in high-yield bonds, convertible bonds or emerging-market debt--gave a substantial boost to returns relative to the Fund's benchmark and its peers. Also helping performance relative to the benchmark were Underlying Equity Fund holdings that invested in mid-cap and small-cap stocks.

HOW DID YOU ALLOCATE THE FUND'S ASSETS DURING THE REPORTING PERIOD AND WHY?

In managing the Fund, we considered a variety of information, including the portfolio-level characteristics of the Underlying Funds, such as capitalization, style biases and sector exposure. We also examined the attributes of the Underlying Funds' holdings, such as valuation metrics, earnings data and technical indicators. Finally, we evaluated the historical success of the portfolio managers responsible for the Underlying Funds. In general, we sought Underlying Equity Funds that had a track record of capable portfolio management, a presence in attractively valued market segments and investments in companies with strong management, fairly priced securities and strong price and earnings momentum. Underlying Fixed Income Funds were selected based upon the type and country of issuance of the securities in which they invested and the average credit quality and duration(3) of those securities.

During the 12-month reporting period, these techniques were generally unsuccessful in that they steered the Fund into investments in Underlying Equity Funds that, collectively, failed to match our return expectations. While many factors may have been involved, one that stood out was the Fund's tilt toward Underlying Equity Funds that prized earnings stability. We preferred these Underlying Equity Funds because high-quality stocks have historically been rewarded with higher returns than lower-quality stocks. For much of the reporting period, however, the reverse was true. Instead, investors purchased the most risk-laden and lowest-quality securities, anticipating that these securities would be the most likely to benefit from a recovery. This persistent "junk rally" was a substantial drag on the performance of the Fund.

HOW DID THE FUND'S ALLOCATIONS CHANGE OVER THE COURSE OF THE REPORTING PERIOD?

MainStay Large Cap Growth Fund and MainStay 130/30 Growth Fund saw some of the largest reductions during the reporting period. We used a substantial portion of the proceeds to invest in MainStay Epoch U.S. All Cap Fund. This shift reflected an effort to reduce the growth bias previously present in the Fund and adopt a more neutral style posture. The move was counterproductive in that growth stocks generally fared better than their value counterparts in the final months of the reporting period.

Another significant change was the allocation to MainStay Convertible Fund. This was a positive development as convertibles, which are sensitive to changes in equity prices, rose sharply in recent months.

WERE THERE ANY OTHER SIGNIFICANT ALLOCATION CHANGES DURING THE REPORTING PERIOD?

The Fund's position in MainStay Global High Income Fund was increased several times over the course of the reporting period. This was done to reflect the improved creditworthiness of many emerging-market borrowers, the potential for further devaluation in the U.S. dollar and attractive debt yields in emerging markets.

We established a new position in MainStay Epoch Global Choice Fund early in December 2009. The investment was made to


1. See footnote on page 19 for more information on Lipper Inc.
2. See footnote on page 19 for more information on the S&P 500(R) Index.
3. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

22    MainStay Retirement 2020 Fund
better diversify the Fund's Underlying International Equity Funds across management styles and to help counter a small bias toward value in that portion of the Fund.

DURING THE REPORTING PERIOD, WHICH UNDERLYING EQUITY FUNDS HAD THE HIGHEST TOTAL RETURNS AND WHICH UNDERLYING EQUITY FUNDS HAD THE LOWEST TOTAL RETURNS?

The highest returns among the Underlying Equity Funds in which the Fund invested came from MainStay U.S. Small Cap Fund and MainStay Large Cap Growth Fund. The lowest returns, although still decidedly positive, came from MainStay International Equity Fund and MainStay 130/30 Growth Fund.

WHICH UNDERLYING EQUITY FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S OVERALL PERFORMANCE, AND WHICH UNDERLYING EQUITY FUNDS WERE THE GREATEST DETRACTORS?

Large holdings of MainStay MAP Fund and MainStay Large Cap Growth Fund, both of which posted strong returns for the reporting period, made the greatest contribution to the performance of the equity portion of the Fund. Although all of the Fund's Underlying Equity Funds posted positive returns, the Underlying Equity Fund holdings that contributed the least were small positions in MainStay Epoch Global Choice Fund and MainStay 130/30 Growth Fund.

WHAT FACTORS AND RISKS AFFECTED THE FUND'S UNDERLYING FIXED INCOME FUND INVESTMENTS DURING THE REPORTING PERIOD?

During the reporting period, the market reflected lingering concerns about the strength of the economy. These concerns--along with efforts by the Federal Reserve to contain borrowing costs--brought long-term interest rates down to levels not seen in many decades. Meanwhile, improving corporate profitability led to a further narrowing of credit spreads(4) at the lower end of the quality spectrum.

DURING THE REPORTING PERIOD, WHICH FIXED-INCOME MARKET SEGMENTS WERE STRONG PERFORMERS AND WHICH SEGMENTS WERE PARTICULARLY WEAK?

In general, long duration and low quality were favored during the reporting period. Underlying Fixed Income Funds that invested in high-yield and emerging-market bonds performed best. Underlying Funds that invested in cash or cash equivalents, which effectively had no nominal return, fared worst, followed by Underlying Fixed Income Funds that focused on high-grade, short-term securities.

WHICH UNDERLYING FIXED INCOME FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE, AND WHICH UNDERLYING FIXED INCOME FUNDS WERE THE GREATEST DETRACTORS?

Not unexpectedly, the largest fixed-income contributions to return came from what were, by a comfortable margin, the Fund's largest positions in Underlying Fixed Income Funds. These included MainStay Indexed Bond Fund and MainStay Intermediate Term Bond Fund. The Fund's position in MainStay High Yield Opportunities Fund was noteworthy for having contributed to the Fund's return on a scale disproportionate to the size of the investment.

As with equities, none of the Underlying Fixed Income Funds in which the Fund invested had negative returns. The smallest contribution came from American Century International Bond Fund.




4. The terms "credit spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

Effective January 1, 2011, Madison Square Investors LLC will no longer serve as Subadvisor to the Fund, and New York Life Investment Management LLC will assume the day-to-day portfolio management of the Fund. In addition, effective January 1, 2011, Tony Elavia will no longer serve as a portfolio manager for the Fund. In this regard, Jae Yoon will replace Tony Elavia as a portfolio manager for the Fund. Jonathan Swaney will continue to serve as a portfolio manager for the Fund. For more information regarding these portfolio management changes, please refer to the relevant Prospectus supplement dated December 3, 2010.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                   mainstayinvestments.com    23

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                  SHARES        VALUE
AFFILIATED INVESTMENT COMPANIES 91.4%+
-----------------------------------------------------

EQUITY FUNDS 59.0%
MainStay 130/30 Core
  Fund Class I                   832,902  $ 6,105,171
MainStay 130/30 Growth
  Fund Class I (a)                22,031      179,553
MainStay 130/30 International
  Fund Class I                   300,032    2,040,216
MainStay Common Stock
  Fund Class I                   392,407    4,245,842
MainStay Epoch Global Choice
  Fund Class I                    43,596      636,061
MainStay Epoch U.S. All Cap
  Fund Class I                   246,052    5,472,195
MainStay Growth Equity
  Fund Class I                     2,613       27,436
MainStay ICAP Equity
  Fund Class I                    95,168    3,225,258
MainStay ICAP International
  Fund Class I                    69,265    2,026,690
MainStay ICAP Select Equity
  Fund Class I                    97,434    3,227,023
MainStay International Equity
  Fund Class I                   159,136    2,028,986
MainStay Large Cap Growth
  Fund Class I (a)               472,516    3,189,483
MainStay MAP
  Fund Class I                   166,569    5,062,037
MainStay S&P 500 Index
  Fund Class I                    19,681      543,195
MainStay U.S. Small Cap
  Fund Class I (a)                64,267    1,007,069
                                          -----------
Total Equity Funds
  (Cost $34,689,724)                       39,016,215
                                          -----------



FIXED INCOME FUNDS 32.4%
MainStay Convertible
  Fund Class I                   105,913    1,604,589
MainStay Floating Rate
  Fund Class I                   124,428    1,173,358
MainStay Global High Income
  Fund Class I                   113,895    1,415,714
MainStay High Yield Corporate
  Bond
  Fund Class I                   245,213    1,451,662
MainStay High Yield
  Opportunities
  Fund Class I                   169,506    2,045,941
MainStay Indexed Bond
  Fund Class I                   813,692    9,577,160
MainStay Intermediate Term Bond
  Fund Class I                   376,998    4,105,505
                                          -----------
Total Fixed Income Funds
  (Cost $19,961,774)                       21,373,929
                                          -----------
Total Affiliated Investment
  Companies
  (Cost $54,651,498)                       60,390,144
                                          -----------


UNAFFILIATED INVESTMENT COMPANIES 8.6%
-----------------------------------------------------

EQUITY FUNDS 5.4%
Columbia Funds Series
  Trust--Columbia SmallCap
  Index Fund                      18,597      292,351
T. Rowe Price Emerging Markets
  Stock Fund                      52,781    1,820,943
T. Rowe Price International
  Discovery Fund                  34,247    1,462,000
                                          -----------
Total Equity Funds
  (Cost $2,915,764)                         3,575,294
                                          -----------



FIXED INCOME FUNDS 3.2%
American Century Inflation
  Adjusted Bond Fund              94,486    1,172,577
American Century International
  Bond
  Fund Institutional Class        62,576      938,018
                                          -----------
Total Fixed Income Funds
  (Cost $2,024,257)                         2,110,595
                                          -----------
Total Unaffiliated Investment
  Companies
  (Cost $4,940,021)                         5,685,889
                                          -----------
Total Investments
  (Cost $59,591,519) (b)           100.0%  66,076,033
Other Assets, Less Liabilities       0.0++     28,196
                                 -------  -----------

Net Assets                         100.0% $66,104,229
                                 =======  ===========





+    Percentages indicated are based on Fund
     net assets.
++   Less than one-tenth of a percent.
(a)  Non-income producing Underlying Fund.
(b)  At October 31, 2010, cost is $60,339,448
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $5,736,585
Gross unrealized depreciation              --
                                   ----------
Net unrealized appreciation        $5,736,585
                                   ==========





24    MainStay Retirement 2020 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)        TOTAL
Investments in Securities
Affiliated Investment Companies
  Equity Funds                                      $39,016,215     $     --      $     --  $39,016,215
  Fixed Income Funds                                 21,373,929           --            --   21,373,929
                                                    -----------     --------      --------  -----------
Total Affiliated Investment Companies                60,390,144           --            --   60,390,144
                                                    -----------     --------      --------  -----------
Unaffiliated Investment Companies
  Equity Funds                                        3,575,294           --            --    3,575,294
  Fixed Income Funds                                  2,110,595           --            --    2,110,595
                                                    -----------     --------      --------  -----------
Total Unaffiliated Investment Companies               5,685,889           --            --    5,685,889
                                                    -----------     --------      --------  -----------
Total Investments in Securities                     $66,076,033          $--           $--  $66,076,033
                                                    ===========     ========      ========  ===========




For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              25

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
-------------------------------------------------
Investment in affiliated investment
  companies, at value
  (identified cost $54,651,498)       $60,390,144
Investments in unaffiliated
  investment companies, at value
  (identified cost $4,940,021)          5,685,889
Receivables:
  Investment securities sold              142,312
  Fund shares sold                         49,112
  Manager (See Note 3)                     19,234
Other assets                               32,440
                                      -----------
     Total assets                      66,319,131
                                      -----------

LIABILITIES
-------------------------------------------------
Due to custodian                          142,311
Payables:
  Fund shares redeemed                     23,225
  Transfer agent (See Note 3)              19,323
  Shareholder communication                12,875
  Professional fees                         9,799
  NYLIFE Distributors (See Note 3)          4,413
  Custodian                                   819
  Trustees                                    155
Accrued expenses                            1,982
                                      -----------
     Total liabilities                    214,902
                                      -----------
Net assets                            $66,104,229
                                      ===========

COMPOSITION OF NET ASSETS
-------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     6,916
Additional paid-in capital             58,601,697
                                      -----------
                                       58,608,613
Undistributed net investment income       713,291
Accumulated net realized gain on
  investments                             297,811
Net unrealized appreciation on
  investments                           6,484,514
                                      -----------
Net assets                            $66,104,229
                                      ===========
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $ 1,925,511
                                      ===========
Shares of beneficial interest
  outstanding                             201,897
                                      ===========
Net asset value per share
  outstanding                         $      9.54
Maximum sales charge (5.50% of
  offering price)                            0.56
                                      -----------
Maximum offering price per share
  outstanding                         $     10.10
                                      ===========
CLASS A
Net assets applicable to outstanding
  shares                              $13,421,342
                                      ===========
Shares of beneficial interest
  outstanding                           1,409,059
                                      ===========
Net asset value per share
  outstanding                         $      9.53
Maximum sales charge (5.50% of
  offering price)                            0.55
                                      -----------
Maximum offering price per share
  outstanding                         $     10.08
                                      ===========
CLASS I
Net assets applicable to outstanding
  shares                              $47,124,836
                                      ===========
Shares of beneficial interest
  outstanding                           4,923,418
                                      ===========
Net asset value and offering price
  per share outstanding               $      9.57
                                      ===========
CLASS R2
Net assets applicable to outstanding
  shares                              $ 1,717,519
                                      ===========
Shares of beneficial interest
  outstanding                             180,336
                                      ===========
Net asset value and offering price
  per share outstanding               $      9.52
                                      ===========
CLASS R3
Net assets applicable to outstanding
  shares                              $ 1,915,021
                                      ===========
Shares of beneficial interest
  outstanding                             201,407
                                      ===========
Net asset value and offering price
  per share outstanding               $      9.51
                                      ===========





26    MainStay Retirement 2020 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividend distributions from
     affiliated investment companies   $1,158,213
  Dividend distributions from
     unaffiliated investment
     companies                             87,830
                                       ----------
     Total income                       1,246,043
                                       ----------
EXPENSES
  Transfer agent (See Note 3)             111,267
  Registration                            102,567
  Manager (See Note 3)                     60,526
  Shareholder communication                47,258
  Distribution/Service--Investor
     Class (See Note 3)                     3,652
  Distribution/Service--Class A (See
     Note 3)                               30,437
  Distribution/Service--Class R2 (See
     Note 3)                                3,510
  Distribution/Service--Class R3 (See
     Note 3)                                8,968
  Professional fees                        33,852
  Custodian                                 9,543
  Shareholder service (See Note 3)          3,199
  Trustees                                  2,072
  Miscellaneous                             7,564
                                       ----------
     Total expenses before
       waiver/reimbursement               424,415
  Expense waiver/reimbursement from
     Manager (See Note 3)                (297,524)
  Expense reimbursement from Transfer
     agent (See Note 3)                    (4,336)
                                       ----------
     Net expenses                         122,555
                                       ----------
Net investment income                   1,123,488
                                       ----------

REALIZED AND UNREALIZED GAIN ON
-------------------------------------------------
Net realized gain (loss) on:
  Affiliated investment company
     transactions                       4,076,768
  Unaffiliated investment company
     transactions                         443,645
  Realized gain distributions from
     affiliated investment companies       31,639
  Realized gain distributions from
     unaffiliated investment
     companies                             10,769
                                       ----------
Net realized gain on investments from
  affiliated and unaffiliated
  investment companies                  4,562,821
                                       ----------
Net change in unrealized appreciation
  (depreciation) on investments         2,079,880
                                       ----------
Net realized and unrealized gain on
  investments                           6,642,701
                                       ----------
Net increase in net assets resulting
  from operations                      $7,766,189
                                       ==========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010         2009
INCREASE IN NET ASSETS
--------------------------------------------------------
Operations:
 Net investment income         $  1,123,488  $   986,746
 Net realized gain (loss) on
  investments from
  affiliated and
  unaffiliated investment
  company transactions            4,562,821   (3,703,111)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                     2,079,880   10,536,753
                               -------------------------
 Net increase in net assets
  resulting from operations       7,766,189    7,820,388
                               -------------------------
Dividends and distributions
 to shareholders:
 From net investment income:
    Investor Class                  (17,599)      (6,172)
    Class A                        (199,170)    (127,594)
    Class I                        (820,771)    (471,082)
    Class R2                        (18,380)          --
    Class R3                        (26,508)     (27,097)
                               -------------------------
                                 (1,082,428)    (631,945)
                               -------------------------
 From net realized gain on
  investments:
    Investor Class                       --         (630)
    Class A                              --      (11,253)
    Class I                              --      (42,294)
    Class R3                             --       (2,967)
                               -------------------------
                                         --      (57,144)
                               -------------------------
 Total dividends and
  distributions to
  shareholders                   (1,082,428)    (689,089)
                               -------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                         20,167,580   32,450,241
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions               1,082,428      689,089
 Cost of shares redeemed        (19,350,396)  (9,078,659)
                               -------------------------
    Increase in net assets
     derived from capital
     share transactions           1,899,612   24,060,671
                               -------------------------
    Net increase in net
     assets                       8,583,373   31,191,970
NET ASSETS
--------------------------------------------------------
Beginning of year                57,520,856   26,328,886
                               -------------------------
End of year                    $ 66,104,229  $57,520,856
                               =========================
Undistributed net investment
 income at end of year         $    713,291  $   641,917
                               =========================





28    MainStay Retirement 2020 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              29

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                  INVESTOR CLASS
                                     ----------------------------------------
                                                                 FEBRUARY 28,
                                                                    2008**
                                      YEAR ENDED OCTOBER            THROUGH
                                             31,                 OCTOBER 31,
                                      2010          2009             2008
Net asset value at beginning of
  period                             $ 8.56        $ 7.43           $  9.83
                                     ------        ------           -------
Net investment income (a)              0.12          0.18              0.12
Net realized and unrealized gain
  (loss) on investments                1.01          1.13             (2.52)
                                     ------        ------           -------
Total from investment operations       1.13          1.31             (2.40)
                                     ------        ------           -------
Less dividends and distributions:
  From net investment income          (0.15)        (0.16)               --
  From net realized gain on
     investments                         --         (0.02)               --
                                     ------        ------           -------
Total dividends and distributions     (0.15)        (0.18)               --
                                     ------        ------           -------
Net asset value at end of period     $ 9.54        $ 8.56           $  7.43
                                     ======        ======           =======
Total investment return (b)           13.33%        17.99%           (24.42%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                1.48%         2.31%             2.02% ++
  Net expenses (d)                     0.47%         0.47%             0.47% ++
  Expenses (before
     waiver/reimbursement) (d)         1.16%         1.31%             1.48% ++
Portfolio turnover rate                  73%           68%              134%
Net assets at end of period (in
  000's)                             $1,926        $  915           $   342




                                                              CLASS I
                                     ---------------------------------------------------------          CLASS R2
                                                                                    JUNE 29,          ------------
                                                                                     2007**               YEAR
                                                                                     THROUGH              ENDED
                                            YEAR ENDED OCTOBER 31,                OCTOBER 31,         OCTOBER 31,
                                       2010           2009           2008             2007                2010
Net asset value at beginning of
  period                             $  8.58        $  7.45        $ 10.57           $10.00              $ 8.54
                                     -------        -------        -------           ------              ------
Net investment income (a)               0.17           0.21           0.19             0.05                0.14
Net realized and unrealized gain
  (loss) on investments                 0.99           1.12          (3.24)            0.52                0.98
                                     -------        -------        -------           ------              ------
Total from investment operations        1.16           1.33          (3.05)            0.57                1.12
                                     -------        -------        -------           ------              ------
Less dividends and distributions:
  From net investment income           (0.17)         (0.18)         (0.06)              --               (0.14)
  From net realized gain on
     investments                          --          (0.02)         (0.01)              --                  --
                                     -------        -------        -------           ------              ------
Total dividends and distributions      (0.17)         (0.20)         (0.07)              --               (0.14)
                                     -------        -------        -------           ------              ------
Net asset value at end of period     $  9.57        $  8.58        $  7.45           $10.57              $ 9.52
                                     =======        =======        =======           ======              ======
Total investment return (b)            13.69%         18.30%        (29.14%)           5.80%(c)           13.29%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 1.95%          2.73%          2.06%            1.56%++             1.54%
  Net expenses (d)                      0.12%          0.12%          0.13%            0.13%++             0.47%
  Expenses (before
     waiver/reimbursement) (d)          0.61%          0.76%          1.45%           35.16%++             0.96%
Portfolio turnover rate                   73%            68%           134%              25%                 73%
Net assets at end of period (in
  000's)                             $47,125        $42,809        $19,743           $  440              $1,718
                                          CLASS R2
                                     -----------------
                                      JANUARY 8,
                                        2009**
                                       THROUGH
                                     OCTOBER 31,
                                         2009
Net asset value at beginning of
  period                                $ 7.21
                                        ------
Net investment income (a)                 0.12
Net realized and unrealized gain
  (loss) on investments                   1.21
                                        ------
Total from investment operations          1.33
                                        ------
Less dividends and distributions:
  From net investment income                --
  From net realized gain on
     investments                            --
                                        ------
Total dividends and distributions           --
                                        ------
Net asset value at end of period        $ 8.54
                                        ======
Total investment return (b)              18.45%(c)(e)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                   1.82%++
  Net expenses (d)                        0.47%++
  Expenses (before
     waiver/reimbursement) (d)            1.09%++
Portfolio turnover rate                     68%
Net assets at end of period (in
  000's)                                $1,057



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R2 and Class
     R3 shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)  Total investment returns may reflect adjustments to conform to generally accepted accounting principles.




30    MainStay Retirement 2020 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                  CLASS A
      ---------------------------------------------------------------
                                                           JUNE 29,
                                                            2007**
                                                            THROUGH
               YEAR ENDED OCTOBER 31,                    OCTOBER 31,
        2010             2009             2008               2007

      $  8.54          $  7.44          $ 10.57             $10.00
      -------          -------          -------             ------
         0.15             0.19             0.17               0.04
         0.99             1.11            (3.25)              0.53
      -------          -------          -------             ------
         1.14             1.30            (3.08)              0.57
      -------          -------          -------             ------

        (0.15)           (0.18)           (0.04)                --
           --            (0.02)           (0.01)                --
      -------          -------          -------             ------
        (0.15)           (0.20)           (0.05)                --
      -------          -------          -------             ------
      $  9.53          $  8.54          $  7.44             $10.57
      =======          =======          =======             ======
        13.55%           17.97%          (29.25%)             5.70%(c)

         1.67%            2.48%            1.79%              1.32%++
         0.37%            0.37%            0.38%              0.38%++
         0.86%            1.01%            1.74%             35.65%++
           73%              68%             134%                25%
      $13,421          $11,026          $ 4,940             $  297



                        CLASS R3
      --------------------------------------------
                                         MAY 1,
                                         2008**
      YEAR ENDED OCTOBER 31,             THROUGH
                                      OCTOBER 31,
       2010            2009               2008

      $ 8.54          $ 7.42             $  9.98
      ------          ------             -------
        0.11            0.17                0.10
        0.99            1.12               (2.66)
      ------          ------             -------
        1.10            1.29               (2.56)
      ------          ------             -------

       (0.13)          (0.15)                 --
          --           (0.02)                 --
      ------          ------             -------
       (0.13)          (0.17)                 --
      ------          ------             -------
      $ 9.51          $ 8.54             $  7.42
      ======          ======             =======
       13.02%          17.71%             (25.65%)(c)

        1.33%           2.31%               2.61% ++
        0.72%           0.72%               0.73% ++
        1.21%           1.37%               1.81% ++
          73%             68%                134%
      $1,915          $1,713             $ 1,305




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              31

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS



MAINSTAY RETIREMENT 2030 FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY RETIREMENT
                           2030 FUND                                       BARCLAYS CAPITAL
                            CLASS I          S&P 500(R)    MSCI EAFE(R)     U.S. AGGREGATE
                             SHARES             INDEX          INDEX          BOND INDEX
                      -------------------    ----------    ------------    ----------------
6/29/07                      10000              10000          10000             10000
10/31/07                     10600              10365          10619             10377
10/31/08                      7010               6624           5668             10408
10/31/09                      8270               7273           7239             11844
10/31/10                      9491               8475           7844             12793




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                          SINCE        GROSS
                                                                                                        INCEPTION     EXPENSE
CLASS                                  SALES CHARGE                                         ONE YEAR    (6/29/07)    RATIO(2)
-----------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge    With sales charges           8.01%       -3.51%       2.77%
                                                                 Excluding sales charges     14.30        -1.86        2.77
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge    With sales charges           8.11        -3.45        2.08
                                                                 Excluding sales charges     14.40        -1.80        2.08
-----------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                  14.77        -1.55        1.83
-----------------------------------------------------------------------------------------------------------------------------
Class R2 Shares(4)          No Sales Charge                                                  14.27        -1.92        2.17
-----------------------------------------------------------------------------------------------------------------------------
Class R3 Shares(5)          No Sales Charge                                                  13.97        -2.13        2.43
-----------------------------------------------------------------------------------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in expenses and fees. Unadjusted, the performance shown for Investor Class shares might have been lower.
4. Class R2 shares were first offered on June 29, 2007, although this class did not commence investment operations until January 8, 2009. Performance figures for Class R2 shares includes the historical performance of Class A shares through January 7, 2009, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class R2 shares might have been lower.
5. Class R3 shares were first offered on June 29, 2007, although this class did not commence investment operations until May 1, 2008. Performance figures for Class R3 shares includes the historical performance of Class A shares through April 30, 2008, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class R3 shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


32    MainStay Retirement 2030 Fund

BENCHMARK PERFORMANCE                               ONE       SINCE
                                                   YEAR     INCEPTION
S&P 500(R) Index(6)                               16.52%      -4.84%
---------------------------------------------------------------------
MSCI EAFE(R) Index(7)                              8.36       -7.03
---------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(8)      8.01        7.67
---------------------------------------------------------------------
Average Lipper Mixed-Asset Target 2030 Fund(9)    15.72       -3.42
---------------------------------------------------------------------






6. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock-market performance. The S&P 500 Index is the Fund's broad-based securities market index. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
7. The Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index--consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
8. The Barclays Capital U.S. Aggregate Bond Index consists of the following other unmanaged Barclays Capital indices: the Government Bond Index, the Corporate Bond Index, the MBS Index, and the ABS Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed-rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
9. The average Lipper mixed-asset target 2030 fund is representative of funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026, to December 31, 2030. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    33

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY RETIREMENT 2030 FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,033.30        $2.41          $1,022.80         $2.40
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,033.40        $1.85          $1,023.40         $1.84
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,034.30        $0.56          $1,024.70         $0.56
-------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES                     $1,000.00       $1,032.30        $2.36          $1,022.90         $2.35
-------------------------------------------------------------------------------------------------------------
CLASS R3 SHARES                     $1,000.00       $1,031.00        $3.69          $1,021.60         $3.67
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (0.47% for Investor Class, 0.36% for Class A, 0.11% for Class I, 0.46% for Class R2 and 0.72% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.


34    MainStay Retirement 2030 Fund

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS AS OF OCTOBER 31, 2010 (Unaudited)

(COMPOSITION PIE CHART)

Growth of Capital                               39.6
Total Return                                    25.3
Capital Appreciation                            24.3
Current Income                                  10.6
Other Assets, Less Liabilities                   0.2




See Portfolio of Investments beginning on page 38 for specific holdings within these categories.



                                                   mainstayinvestments.com    35

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Tony Elavia and Jonathan Swaney of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY RETIREMENT 2030 FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Retirement 2030 Fund returned 14.30% for Investor Class shares and 14.40% for Class A shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 14.77%, Class R2 shares returned 14.27% and Class R3 shares returned 13.97%. All share classes underperformed the 15.72% return of the average Lipper(1) mixed-asset target 2030 fund and the 16.52% return of the S&P 500(R) Index(2) for the 12 months ended October 31, 2010. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 32 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund invests in other mutual funds referred to as Underlying Funds. The Underlying Funds may invest in fixed-income securities or in domestic or international stocks at various capitalization levels. The Fund's primary benchmark, on the other hand, consists entirely of U.S. large-cap stocks.

An emphasis on Underlying Equity Funds that tend to invest in high-quality stocks--that is, stocks issued by companies that offer consistently, positive and growing cash flows and earnings--tended to detract from the Fund's relative performance. For at least part of the reporting period, lower-quality stocks that had been most heavily penalized during the credit crisis of 2008 and early 2009 experienced the most rapid increases in price as the market recovered. The Fund's "quality tilt," or preference for Underlying Equity Funds that invested in higher-quality stocks, was not a virtue in that environment.

In the fixed-income portion of the Fund, positions in Underlying Funds that invested outside the traditional investment-grade bond universe--especially in high-yield bonds, convertible bonds or emerging-market debt--gave a substantial boost to returns relative to the Fund's benchmark and its peers. Also helping performance relative to the benchmark were Underlying Equity Fund holdings that invested in mid-cap and small-cap stocks.

HOW DID YOU ALLOCATE THE FUND'S ASSETS DURING THE REPORTING PERIOD AND WHY?

In managing the Fund, we considered a variety of information, including the portfolio-level characteristics of the Underlying Funds, such as capitalization, style biases and sector exposure. We also examined the attributes of the Underlying Funds' holdings, such as valuation metrics, earnings data and technical indicators. Finally, we evaluated the historical success of the portfolio managers responsible for the Underlying Funds. In general, we sought Underlying Equity Funds that had a track record of capable portfolio management, a presence in attractively valued market segments and investments in companies with strong management, fairly priced securities and strong price and earnings momentum. Underlying Fixed Income Funds were selected based upon the type and country of issuance of the securities in which they invested and, the average credit quality and duration(3) of those securities.

During the 12-month reporting period, these techniques were generally unsuccessful in that they steered the Fund into investments in Underlying Equity Funds that, collectively, failed to match our return expectations. While many factors may have been involved, one that stood out was the Fund's tilt toward Underlying Equity Funds that prized earnings stability. We preferred these Underlying Equity Funds because high-quality stocks have historically been rewarded with higher returns than lower-quality stocks. For much of the reporting period, however, the reverse was true. Instead, investors purchased the most risk-laden and lowest-quality securities, anticipating that those securities would be the most likely to benefit from a recovery. This persistent "junk rally" was a substantial drag on the performance of the Fund.

HOW DID THE FUND'S ALLOCATIONS CHANGE OVER THE COURSE OF THE REPORTING PERIOD?

MainStay Large Cap Growth Fund and MainStay 130/30 Growth Fund saw some of the largest reductions during the reporting period. We used a substantial portion of the proceeds to invest in MainStay Epoch U.S. All Cap Fund. This shift reflected an effort to reduce the growth bias previously present in the Fund and adopt a more neutral style posture. The move was counterproductive in that growth stocks generally fared better than their value counterparts in the final months of the reporting period.

Another significant change was the allocation to MainStay Convertible Fund. This was a positive development as convertibles, which are sensitive to changes in equity prices, rose sharply in recent months.

WERE THERE ANY OTHER SIGNIFICANT ALLOCATION CHANGES DURING THE REPORTING PERIOD?

The Fund's position in MainStay Global High Income Fund was increased several times over the course of the reporting period. This was done to reflect the improved creditworthiness of many emerging-market borrowers, the potential for further devaluation in the U.S. dollar and attractive debt yields in emerging markets.

We established a new position in MainStay Epoch Global Choice Fund early in December 2009. The investment was made to


1. See footnote on page 33 for more information on Lipper Inc.
2. See footnote on page 33 for more information on the S&P 500(R) Index.
3. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

36    MainStay Retirement 2030 Fund
better diversify the Fund's Underlying International Equity Funds across management styles and to help counter a small bias toward value in that portion of the Fund.

DURING THE REPORTING PERIOD, WHICH UNDERLYING EQUITY FUNDS HAD THE HIGHEST TOTAL RETURNS AND WHICH UNDERLYING EQUITY FUNDS HAD THE LOWEST TOTAL RETURNS?

The highest returns among the Underlying Equity Funds in which the Fund invested came from MainStay U.S. Small Cap Fund and MainStay Large Cap Growth Fund. The lowest returns, although still decidedly positive, came from MainStay International Equity Fund and MainStay 130/30 Growth Fund.

WHICH UNDERLYING EQUITY FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S OVERALL PERFORMANCE, AND WHICH UNDERLYING EQUITY FUNDS WERE THE GREATEST DETRACTORS?

Large holdings of MainStay MAP Fund and MainStay Large Cap Growth Fund, both of which posted strong returns for the reporting period, made the greatest contribution to the performance of the equity portion of the Fund. Although all of the Fund's Underlying Equity Funds posted positive returns, the Underlying Equity Fund holdings that contributed the least were small positions in MainStay Epoch Global Choice Fund and MainStay S&P 500 Index Fund.

WHAT FACTORS AND RISKS AFFECTED THE FUND'S UNDERLYING FIXED INCOME FUND INVESTMENTS DURING THE REPORTING PERIOD?

During the reporting period, the market reflected lingering concerns about the strength of the economy. These concerns--along with efforts by the Federal Reserve to contain borrowing costs--brought long-term interest rates down to levels not seen in many decades. Meanwhile, improving corporate profitability led to a further narrowing of credit spreads(4) at the lower end of the quality spectrum.

DURING THE REPORTING PERIOD, WHICH FIXED-INCOME MARKET SEGMENTS WERE STRONG PERFORMERS AND WHICH SEGMENTS WERE PARTICULARLY WEAK?

In general, long duration and low quality were favored during the reporting period. Underlying Fixed Income Funds that invested in high-yield and emerging-market bonds performed best. Underlying Funds that invested in cash or cash equivalents, which effectively had no nominal return, fared worst, followed by Underlying Fixed Income Funds that focused on high-grade, short-term securities.

WHICH UNDERLYING FIXED INCOME FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE, AND WHICH UNDERLYING FIXED INCOME FUNDS WERE THE GREATEST DETRACTORS?

The largest fixed-income contributions to return came from MainStay High Yield Opportunities Fund and MainStay Global High Income Fund, both of which invest outside the traditional domestic investment-grade bond universe.

As with equities, none of the Underlying Fixed Income Funds in which the Fund invested had negative returns. The smallest contribution came from Western Asset Inflation Indexed Bond Fund, but only because the Fund's position in this Underlying Fund was very small and was held for only part of the reporting period.


4. The terms "credit spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

Effective January 1, 2011, Madison Square Investors LLC will no longer serve as Subadvisor to the Fund, and New York Life Investment Management LLC will assume the day-to-day portfolio management of the Fund. In addition, effective January 1, 2011, Tony Elavia will no longer serve as a portfolio manager for the Fund. In this regard, Jae Yoon will replace Tony Elavia as a portfolio manager for the Fund. Jonathan Swaney will continue to serve as a portfolio manager for the Fund. For more information regarding these portfolio management changes, please refer to the relevant Prospectus supplement dated December 3, 2010.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                   mainstayinvestments.com    37

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                   SHARES        VALUE
AFFILIATED INVESTMENT COMPANIES 90.8%+
------------------------------------------------------

EQUITY FUNDS 71.9%
MainStay 130/30 Core
  Fund Class I                  1,344,928  $ 9,858,321
MainStay 130/30 Growth
  Fund Class I (a)                 27,409      223,380
MainStay 130/30 International
  Fund Class I                    517,992    3,522,347
MainStay Common Stock
  Fund Class I                    615,445    6,659,118
MainStay Epoch Global Choice
  Fund Class I                     74,873    1,092,392
MainStay Epoch U.S. All Cap
  Fund Class I                    413,405    9,194,134
MainStay Growth Equity
  Fund Class I                     14,077      147,806
MainStay ICAP Equity
  Fund Class I                    133,808    4,534,752
MainStay ICAP International
  Fund Class I                    118,319    3,462,028
MainStay ICAP Select Equity
  Fund Class I                    137,278    4,546,646
MainStay International Equity
  Fund Class I                    270,053    3,443,176
MainStay Large Cap Growth
  Fund Class I (a)                756,082    5,103,553
MainStay MAP
  Fund Class I                    286,053    8,693,156
MainStay S&P 500 Index
  Fund Class I                      2,584       71,312
MainStay U.S. Small Cap
  Fund Class I (a)                137,755    2,158,625
                                           -----------
Total Equity Funds
  (Cost $55,400,560)                        62,710,746
                                           -----------


FIXED INCOME FUNDS 18.9%
MainStay Convertible
  Fund Class I                    146,055    2,212,739
MainStay Floating Rate
  Fund Class I                    242,699    2,288,653
MainStay Global High Income
  Fund Class I (b)                220,720    2,743,546
MainStay High Yield Corporate
  Bond
  Fund Class I                    298,167    1,765,150
MainStay High Yield
  Opportunities
  Fund Class I                    202,147    2,439,914
MainStay Indexed Bond
  Fund Class I                    298,827    3,517,195
MainStay Intermediate Term
  Bond
  Fund Class I                    138,452    1,507,737
                                           -----------
Total Fixed Income Funds
  (Cost $15,132,757)                        16,474,934
                                           -----------
Total Affiliated Investment
  Companies
  (Cost $70,533,317)                        79,185,680
                                           -----------


UNAFFILIATED INVESTMENT COMPANIES 9.0%
------------------------------------------------------

EQUITY FUNDS 6.9%
Columbia Funds Series
  Trust--Columbia SmallCap
  Index Fund                       27,191      427,450
T. Rowe Price Emerging Markets
  Stock Fund                       89,742    3,096,096
T. Rowe Price International
  Discovery Fund                   58,171    2,483,307
                                           -----------
Total Equity Funds
  (Cost $4,925,025)                          6,006,853
                                           -----------



FIXED INCOME FUNDS 2.1%
American Century Inflation
  Adjusted Bond Fund                1,530       18,988
American Century International
  Bond Fund Institutional
  Class                           121,280    1,817,994
                                           -----------
Total Fixed Income Funds
  (Cost $1,778,281)                          1,836,982
                                           -----------
Total Unaffiliated Investment
  Companies
  (Cost $6,703,306)                          7,843,835
                                           -----------
Total Investments
  (Cost $77,236,623) (c)             99.8%  87,029,515
Other Assets, Less Liabilities        0.2      158,775
                                ---------  -----------

Net Assets                          100.0% $87,188,290
                                =========  ===========





+    Percentages indicated are based on Fund
     net assets.
(a)  Non-income producing Underlying Fund.
(b)  The Fund's ownership exceeds 5% of the
     outstanding shares of the Underlying
     Fund's share class (See Note 3)
(c)  At October 31, 2010, cost is $78,566,464
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $ 9,792,892
Gross unrealized depreciation       (1,329,841)
                                   -----------
Net unrealized appreciation        $ 8,463,051
                                   ===========





38    MainStay Retirement 2030 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)        TOTAL
Investments in Securities
Affiliated Investment Companies
  Equity Funds                                      $62,710,746     $     --      $     --  $62,710,746
  Fixed Income Funds                                 16,474,934           --            --   16,474,934
                                                    -----------     --------      --------  -----------
Total Affiliated Investment Companies                79,185,680           --            --   79,185,680
                                                    -----------     --------      --------  -----------
Unaffiliated Investment Companies
  Equity Funds                                        6,006,853           --            --    6,006,853
  Fixed Income Funds                                  1,836,982           --            --    1,836,982
                                                    -----------     --------      --------  -----------
Total Unaffiliated Investment Companies               7,843,835           --            --    7,843,835
                                                    -----------     --------      --------  -----------
Total Investments in Securities                     $87,029,515          $--           $--  $87,029,515
                                                    ===========     ========      ========  ===========




For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              39

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
-------------------------------------------------
Investment in affiliated investment
  companies, at value
  (identified cost $70,533,317)       $79,185,680
Investments in unaffiliated
  investment companies, at value
  (identified cost $6,703,306)          7,843,835
Cash                                       77,613
Receivables:
  Fund shares sold                        181,520
  Manager (See Note 3)                     27,875
Other assets                               32,405
                                      -----------
     Total assets                      87,348,928
                                      -----------

LIABILITIES
-------------------------------------------------
Payables:
  Investment securities purchased          77,613
  Transfer agent (See Note 3)              33,741
  Shareholder communication                15,207
  Fund shares redeemed                     14,298
  Professional fees                        10,691
  NYLIFE Distributors (See Note 3)          6,125
  Custodian                                   767
  Trustees                                    189
Accrued expenses                            2,007
                                      -----------
     Total liabilities                    160,638
                                      -----------
Net assets                            $87,188,290
                                      ===========

COMPOSITION OF NET ASSETS
-------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     9,666
Additional paid-in capital             77,616,425
                                      -----------
                                       77,626,091
Undistributed net investment income       606,338
Accumulated net realized loss on
  investments                            (837,031)
Net unrealized appreciation on
  investments                           9,792,892
                                      -----------
Net assets                            $87,188,290
                                      ===========
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $ 1,785,117
                                      ===========
Shares of beneficial interest
  outstanding                             198,652
                                      ===========
Net asset value per share
  outstanding                         $      8.99
Maximum sales charge (5.50% of
  offering price)                            0.52
                                      -----------
Maximum offering price per share
  outstanding                         $      9.51
                                      ===========
CLASS A
Net assets applicable to outstanding
  shares                              $12,732,858
                                      ===========
Shares of beneficial interest
  outstanding                           1,419,630
                                      ===========
Net asset value per share
  outstanding                         $      8.97
Maximum sales charge (5.50% of
  offering price)                            0.52
                                      -----------
Maximum offering price per share
  outstanding                         $      9.49
                                      ===========
CLASS I
Net assets applicable to outstanding
  shares                              $63,816,727
                                      ===========
Shares of beneficial interest
  outstanding                           7,060,595
                                      ===========
Net asset value and offering price
  per share outstanding               $      9.04
                                      ===========
CLASS R2
Net assets applicable to outstanding
  shares                              $ 2,907,184
                                      ===========
Shares of beneficial interest
  outstanding                             324,389
                                      ===========
Net asset value and offering price
  per share outstanding               $      8.96
                                      ===========
CLASS R3
Net assets applicable to outstanding
  shares                              $ 5,946,404
                                      ===========
Shares of beneficial interest
  outstanding                             662,836
                                      ===========
Net asset value and offering price
  per share outstanding               $      8.97
                                      ===========





40    MainStay Retirement 2030 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividend distributions from
     affiliated investment companies  $ 1,152,267
  Dividend distributions from
     unaffiliated investment
     companies                             83,570
                                      -----------
     Total income                       1,235,837
                                      -----------
EXPENSES
  Transfer agent (See Note 3)             193,864
  Registration                            107,888
  Manager (See Note 3)                     75,925
  Distribution/Service--Investor
     Class (See Note 3)                     2,951
  Distribution/Service--Class A (See
     Note 3)                               28,669
  Distribution/Service--Class R2
     (See Note 3)                           5,881
  Distribution/Service--Class R3
     (See Note 3)                          27,223
  Shareholder communication                54,937
  Professional fees                        36,538
  Custodian                                 9,821
  Shareholder service (See Note 3)          7,802
  Trustees                                  2,607
  Miscellaneous                             8,464
                                      -----------
     Total expenses before
       waiver/reimbursement               562,570
  Expense waiver/reimbursement from
     Manager (See Note 3)                (393,944)
  Expense reimbursement from
     Transfer agent (See Note 3)           (6,639)
                                      -----------
     Net expenses                         161,987
                                      -----------
Net investment income                   1,073,850
                                      -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------
Net realized gain (loss) on:
  Affiliated investment company
     transactions                       4,229,148
  Unaffiliated investment company
     transactions                         612,757
  Realized gain distributions from
     affiliated investment companies       20,770
  Realized gain distributions from
     unaffiliated investment
     companies                             16,374
                                      -----------
Net realized gain on investments
  from affiliated and unaffiliated
  investment companies                  4,879,049
                                      -----------
Net change in unrealized
  appreciation (depreciation) on
  investments                           4,495,979
                                      -----------
Net realized and unrealized gain on
  investments                           9,375,028
                                      -----------
Net increase in net assets resulting
  from operations                     $10,448,878
                                      ===========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010          2009
INCREASE IN NET ASSETS
---------------------------------------------------------
Operations:
 Net investment income         $  1,073,850  $  1,008,791
 Net realized gain (loss) on
  investments from
  affiliated and
  unaffiliated investment
  company transactions            4,879,049    (5,164,517)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                     4,495,979    13,680,745
                               --------------------------
 Net increase in net assets
  resulting from operations      10,448,878     9,525,019
                               --------------------------
Dividends and distributions
 to shareholders:
 From net investment income:
    Investor Class                  (10,126)       (3,124)
    Class A                        (150,443)     (110,257)
    Class I                        (808,959)     (489,844)
    Class R2                        (22,641)           --
    Class R3                        (59,829)      (63,982)
                               --------------------------
                                 (1,051,998)     (667,207)
                               --------------------------
 From net realized gain on
  investments:
    Investor Class                       --          (213)
    Class A                              --        (6,363)
    Class I                              --       (30,777)
    Class R3                             --        (4,842)
                               --------------------------
                                         --       (42,195)
                               --------------------------
 Total dividends and
  distributions to
  shareholders                   (1,051,998)     (709,402)
                               --------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                         24,863,319    37,041,778
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions               1,051,998       709,402
 Cost of shares redeemed        (15,997,158)  (10,525,579)
                               --------------------------
    Increase in net assets
     derived from capital
     share transactions           9,918,159    27,225,601
                               --------------------------
    Net increase in net
     assets                      19,315,039    36,041,218
NET ASSETS
---------------------------------------------------------
Beginning of year                67,873,251    31,832,033
                               --------------------------
End of year                    $ 87,188,290  $ 67,873,251
                               ==========================
Undistributed net investment
 income at end of year         $    606,338  $    553,264
                               ==========================





42    MainStay Retirement 2030 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              43

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                  INVESTOR CLASS
                                     ----------------------------------------
                                                                 FEBRUARY 28,
                                                                    2008**
                                      YEAR ENDED OCTOBER            THROUGH
                                             31,                 OCTOBER 31,
                                      2010          2009             2008
Net asset value at beginning of
  period                             $ 7.97        $ 6.92           $  9.60
                                     ------        ------           -------
Net investment income                  0.09 (a)      0.12 (a)          0.07 (a)
Net realized and unrealized gain
  (loss) on investments                1.04          1.07             (2.75)
                                     ------        ------           -------
Total from investment operations       1.13          1.19             (2.68)
                                     ------        ------           -------
Less dividends and distributions:
  From net investment income          (0.11)        (0.13)               --
  From net realized gain on
     investments                         --         (0.01)               --
                                     ------        ------           -------
Total dividends and distributions     (0.11)        (0.14)               --
                                     ------        ------           -------
Net asset value at end of period     $ 8.99        $ 7.97           $  6.92
                                     ======        ======           =======
Total investment return (b)           14.30%        17.67%           (27.92%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                1.05%         1.75%             1.26% ++
  Net expenses (d)                     0.47%         0.47%             0.46% ++
  Expenses (before
     waiver/reimbursement) (d)         1.34%         1.70%             1.42% ++
Portfolio turnover rate                  60%           71%              148%
Net assets at end of period (in
  000's)                             $1,785        $  606           $   104




                                                              CLASS I
                                     --------------------------------------------------------          CLASS R2
                                                                                    JUNE 29,         ------------
                                                                                     2007**              YEAR
                                                                                    THROUGH              ENDED
                                             YEAR ENDED OCTOBER 31,               OCTOBER 31,        OCTOBER 31,
                                       2010           2009           2008             2007               2010
Net asset value at beginning of
  period                             $  8.00        $  6.94        $ 10.60           $10.00             $ 7.94
                                     -------        -------        -------           ------             ------
Net investment income                   0.13 (a)       0.17 (a)       0.13 (a)         0.03               0.09 (a)
Net realized and unrealized gain
  (loss) on investments                 1.04           1.04          (3.69)            0.57               1.03
                                     -------        -------        -------           ------             ------
Total from investment operations        1.17           1.21          (3.56)            0.60               1.12
                                     -------        -------        -------           ------             ------
Less dividends and distributions:
  From net investment income           (0.13)         (0.14)         (0.09)              --              (0.10)
  From net realized gain on
     investments                          --          (0.01)         (0.01)              --                 --
                                     -------        -------        -------           ------             ------
Total dividends and distributions      (0.13)         (0.15)         (0.10)              --              (0.10)
                                     -------        -------        -------           ------             ------
Net asset value at end of period     $  9.04        $  8.00        $  6.94           $10.60             $ 8.96
                                     =======        =======        =======           ======             ======
Total investment return (b)            14.77%         17.96%        (33.86%)           6.00%(c)          14.27%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 1.52%          2.37%          1.49%            0.96%++            1.10%
  Net expenses (d)                      0.12%          0.12%          0.13%            0.13%++            0.47%
  Expenses (before
     waiver/reimbursement) (d)          0.64%          0.76%          1.36%           35.62%++            0.99%
Portfolio turnover rate                   60%            71%           148%              42%                60%
Net assets at end of period (in
  000's)                             $63,817        $50,513        $23,249           $  287             $2,907
                                       CLASS R2
                                     ------------
                                      JANUARY 8,
                                        2009**
                                        THROUGH
                                     OCTOBER 31,
                                         2009
Net asset value at beginning of
  period                                $ 6.64
                                        ------
Net investment income                     0.08(a)
Net realized and unrealized gain
  (loss) on investments                   1.22
                                        ------
Total from investment operations          1.30
                                        ------
Less dividends and distributions:
  From net investment income                --
  From net realized gain on
     investments                            --
                                        ------
Total dividends and distributions           --
                                        ------
Net asset value at end of period        $ 7.94
                                        ======
Total investment return (b)              19.58%(c)(e)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                   1.34%++
  Net expenses (d)                        0.47%++
  Expenses (before
     waiver/reimbursement) (d)            1.10%++
Portfolio turnover rate                     71%
Net assets at end of period (in
  000's)                                $1,540



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R2 and Class
     R3 shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)  Total investment returns may reflect adjustments to conform to generally accepted accounting principles.




44    MainStay Retirement 2030 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                  CLASS A
      --------------------------------------------------------------
                                                           JUNE 29,
                                                            2007**
                                                           THROUGH
                YEAR ENDED OCTOBER 31,                   OCTOBER 31,
        2010             2009             2008               2007

      $  7.95          $  6.92          $ 10.59             $10.00
      -------          -------          -------             ------
         0.10 (a)         0.15 (a)         0.11 (a)           0.02
         1.04             1.05            (3.69)              0.57
      -------          -------          -------             ------
         1.14             1.20            (3.58)              0.59
      -------          -------          -------             ------

        (0.12)           (0.16)           (0.08)                --
           --            (0.01)           (0.01)                --
      -------          -------          -------             ------
        (0.12)           (0.17)           (0.09)                --
      -------          -------          -------             ------
      $  8.97          $  7.95          $  6.92             $10.59
      =======          =======          =======             ======
        14.40%           17.63%          (33.97%)             5.90%(c)

         1.25%            2.14%            1.22%              0.71%++
         0.37%            0.37%            0.38%              0.38%++
         0.89%            1.01%            1.76%             35.87%++
           60%              71%             148%                42%
      $12,733          $10,314          $ 4,784             $  306



                        CLASS R3
      --------------------------------------------
                                         MAY 1,
                                         2008**
      YEAR ENDED OCTOBER 31,             THROUGH
                                      OCTOBER 31,
       2010            2009               2008

      $ 7.96          $ 6.92             $  9.76
      ------          ------             -------
        0.08 (a)        0.14 (a)            0.03 (a)
        1.02            1.03               (2.87)
      ------          ------             -------
        1.10            1.17               (2.84)
      ------          ------             -------

       (0.09)          (0.12)                 --
          --           (0.01)                 --
      ------          ------             -------
       (0.09)          (0.13)                 --
      ------          ------             -------
      $ 8.97          $ 7.96             $  6.92
      ======          ======             =======
       13.97%          17.28%             (29.10%)(c)

        0.91%           1.98%               0.79% ++
        0.72%           0.72%               0.73% ++
        1.24%           1.36%               1.69% ++
          60%             71%                148%
      $5,946          $4,901             $ 3,695




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              45

MAINSTAY RETIREMENT 2040 FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY RETIREMENT
                           2040 FUND                                       BARCLAYS CAPITAL
                            CLASS I          S&P 500(R)    MSCI EAFE(R)     U.S. AGGREGATE
                             SHARES             INDEX          INDEX          BOND INDEX
                      -------------------    ----------    ------------    ----------------
6/29/07                      10000              10000          10000             10000
10/31/07                     10620              10365          10619             10377
10/31/08                      6802               6624           5668             10408
10/31/09                      7981               7273           7239             11844
10/31/10                      9198               8475           7844             12793




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                          SINCE        GROSS
                                                                                                        INCEPTION     EXPENSE
CLASS                                  SALES CHARGE                                         ONE YEAR    (6/29/07)    RATIO(2)
-----------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge    With sales charges           8.45%       -4.38%       3.03%
                                                                 Excluding sales charges     14.76        -2.75        3.03
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge    With sales charges           8.57        -4.34        2.28
                                                                 Excluding sales charges     14.89        -2.70        2.28
-----------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                  15.24        -2.47        2.03
-----------------------------------------------------------------------------------------------------------------------------
Class R2 Shares(4)          No Sales Charge                                                  14.85        -2.76        2.35
-----------------------------------------------------------------------------------------------------------------------------
Class R3 Shares(5)          No Sales Charge                                                  14.47        -3.06        2.64
-----------------------------------------------------------------------------------------------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain expenses and fees Unadjusted, the performance shown for Investor Class shares might have been lower.
4. Class R2 shares were first offered on June 29, 2007, although this class did not commence investment operations until January 8, 2009. Performance figures for Class R2 shares includes the historical performance of Class A shares through January 7, 2009, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class R2 shares might have been lower.
5. Class R3 shares were first offered on June 29, 2007, although this class did not commence investment operations until May 1, 2008. Performance figures for Class R3 shares includes the historical performance of Class A

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


46    MainStay Retirement 2040 Fund

BENCHMARK PERFORMANCE                               ONE       SINCE
                                                   YEAR     INCEPTION
S&P 500(R) Index(6)                               16.52%      -4.84%
---------------------------------------------------------------------
MSCI EAFE(R) Index(7)                              8.36       -7.03
---------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(8)      8.01        7.67
---------------------------------------------------------------------
Average Lipper Mixed-Asset Target 2040 Fund(9)    16.43       -4.03
---------------------------------------------------------------------






    shares through April 30, 2008, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class R3 shares might have been lower.
6. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock-market performance. The S&P 500 Index is the Fund's broad-based securities market index. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
7. The Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index--consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
8. The Barclays Capital U.S. Aggregate Bond Index consists of the following other unmanaged Barclays Capital indices: the Government Bond Index, the Corporate Bond Index, the MBS Index, and the ABS Index. To qualify for inclusion in the Barclays Capital U.S. Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed-rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
9. The average Lipper mixed-asset target 2040 fund is representative of funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    47

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY RETIREMENT 2040 FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,030.40        $2.41          $1,022.80         $2.40
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,030.60        $1.89          $1,023.30         $1.89
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,032.70        $0.61          $1,024.60         $0.61
-------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES                     $1,000.00       $1,030.50        $2.41          $1,022.80         $2.40
-------------------------------------------------------------------------------------------------------------
CLASS R3 SHARES                     $1,000.00       $1,029.40        $3.68          $1,021.60         $3.67
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (0.47% for Investor Class, 0.37% for Class A, 0.12% for Class I, 0.47% for Class R2 and 0.72% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.


48    MainStay Retirement 2040 Fund

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS AS OF OCTOBER 31, 2010 (Unaudited)

(PIE CHART)

Growth of Capital                               40.9
Capital Appreciation                            27.0
Total Return                                    25.4
Current Income                                   6.6
Other Assets, Less Liabilities                   0.1




See Portfolio of Investments beginning on page 52 for specific holdings within these categories.



                                                   mainstayinvestments.com    49

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Tony Elavia and Jonathan Swaney of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY RETIREMENT 2040 FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Retirement 2040 Fund returned 14.76% for Investor Class shares and 14.89% for Class A shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 15.24%, Class R2 shares returned 14.85% and Class R3 shares returned 14.47%. All share classes underperformed the 16.43% return of the average Lipper(1) mixed-asset target 2040 fund and the 16.52% return of the S&P 500(R) Index(2) for the 12 months ended October 31, 2010. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 46 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund invests in other mutual funds referred to as Underlying Funds. The Underlying Funds may invest in fixed-income securities or in domestic or international stocks at various capitalization levels. The Fund's primary benchmark, on the other hand, consists entirely of U.S. large-cap stocks.

An emphasis on Underlying Equity Funds that tend to invest in high-quality stocks--that is, stocks issued by companies that offer consistently positive and growing cash flows and earnings--tended to detract from the Fund's relative performance. For at least part of the reporting period, lower-quality stocks that had been most heavily penalized during the credit crisis of 2008 and early 2009 experienced the most rapid increases in price as the market recovered. The Fund's "quality tilt," or preference for Underlying Equity Funds that invested in higher-quality stocks, was not a virtue in that environment.

In the fixed-income portion of the Fund, positions in Underlying Funds that invested outside the traditional investment-grade bond universe--especially in high-yield bonds, convertible bonds or emerging-market debt--gave a substantial boost to returns relative to the Fund's benchmark and its peers. Also helping performance relative to the benchmark were Underlying Equity Fund holdings that invested in mid-cap and small-cap stocks.

HOW DID YOU ALLOCATE THE FUND'S ASSETS DURING THE REPORTING PERIOD AND WHY?

In managing the Fund, we considered a variety of information, including the portfolio-level characteristics of the Underlying Funds, such as capitalization, style biases and sector exposure. We also examined the attributes of the Underlying Funds' holdings, such as valuation metrics, earnings data and technical indicators. Finally, we evaluated the historical success of the portfolio managers responsible for the Underlying Funds. In general, we sought Underlying Equity Funds that had a track record of capable portfolio management, a presence in attractively valued market segments and investments in companies with strong management, fairly priced securities and strong price and earnings momentum. Underlying Fixed Income Funds were selected based upon the type and country of issuance of the securities in which they invested and the average credit quality and duration(3) of those securities.

During the 12-month reporting period, these techniques were generally unsuccessful in that they steered the Fund into investments in Underlying Equity Funds that, collectively, failed to match our return expectations. While many factors may have been involved, one that stood out was the Fund's tilt toward Underlying Equity Funds that prized earnings stability. We preferred these Underlying Equity Funds because high-quality stocks have historically been rewarded with higher returns than lower-quality stocks. For much of the reporting period, however, the reverse was true. Instead, investors purchased the most risk-laden and lowest-quality securities, anticipating that these securities would be the most likely to benefit from a recovery. This persistent "junk rally" was a substantial drag on the performance of the Fund.

HOW DID THE FUND'S ALLOCATIONS CHANGE OVER THE COURSE OF THE REPORTING PERIOD?

MainStay Large Cap Growth Fund and MainStay 130/30 Growth Fund saw some of the largest reductions during the reporting period. We used a substantial portion of the proceeds to invest in MainStay Epoch U.S. All Cap Fund. This shift reflected an effort to reduce the growth bias previously present in the Fund and adopt a more neutral style posture. The move was counterproductive in that growth stocks generally fared better than their value counterparts in the final months of the reporting period.

Another significant change was the allocation to MainStay Convertible Fund. This was a positive development as convertibles, which are sensitive to changes in equity prices, rose sharply in recent months.

WERE THERE ANY OTHER SIGNIFICANT ALLOCATION CHANGES DURING THE REPORTING PERIOD?

The Fund's position in MainStay Global High Income Fund was increased several times over the course of the reporting period. This was done to reflect the improved creditworthiness of many emerging-market borrowers, the potential for further devaluation in the U.S. dollar and attractive debt yields in emerging markets.


1. See footnote on page 47 for more information on Lipper Inc.
2. See footnote on page 47 for more information on the S&P 500(R) Index.
3. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

50    MainStay Retirement 2040 Fund

We established a new position in MainStay Epoch Global Choice Fund early in December 2009. The investment was made to better diversify the Fund's Underlying International Equity Funds across management styles and to help counter a small bias toward value in that portion of the Fund.

DURING THE REPORTING PERIOD, WHICH UNDERLYING EQUITY FUNDS HAD THE HIGHEST TOTAL RETURNS AND WHICH UNDERLYING EQUITY FUNDS HAD THE LOWEST TOTAL RETURNS?

The highest returns among the Underlying Equity Funds in which the Fund invested came from MainStay U.S. Small Cap Fund and MainStay Large Cap Growth Fund. The lowest returns, although still decidedly positive, came from MainStay International Equity Fund and MainStay 130/30 Growth Fund.

WHICH UNDERLYING EQUITY FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S OVERALL PERFORMANCE, AND WHICH UNDERLYING EQUITY FUNDS WERE THE GREATEST DETRACTORS?

Large holdings of MainStay MAP Fund and MainStay Large Cap Growth Fund, both of which posted strong returns for the reporting period, made the greatest contribution to the performance of the equity portion of the Fund. Although all of the Fund's Underlying Equity Funds posted positive returns, the Underlying Equity Fund holdings that contributed the least were small positions in MainStay Epoch Global Choice Fund and MainStay Growth Equity Fund.

WHAT FACTORS AND RISKS AFFECTED THE FUND'S UNDERLYING FIXED INCOME FUND INVESTMENTS DURING THE REPORTING PERIOD?

During the reporting period, the market reflected lingering concerns about the strength of the economy. These concerns--along with efforts by the Federal Reserve to contain borrowing costs--brought long-term interest rates down to levels not seen in many decades. Meanwhile, improving corporate profitability led to a further narrowing of credit spreads(4) at the lower end of the quality spectrum.

DURING THE REPORTING PERIOD, WHICH FIXED-INCOME MARKET SEGMENTS WERE STRONG PERFORMERS AND WHICH SEGMENTS WERE PARTICULARLY WEAK?

In general, long duration and low quality were favored during the reporting period. Underlying Fixed Income Funds that invested in high-yield and emerging-market bonds performed best. Underlying Funds that invested in cash or cash equivalents, which effectively had no nominal return, fared worst, followed by Underlying Fixed Income Funds that focused on high-grade, short-term securities.

WHICH UNDERLYING FIXED INCOME FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE, AND WHICH UNDERLYING FIXED INCOME FUNDS WERE THE GREATEST DETRACTORS?

The largest fixed-income contributions to return came from MainStay High Yield Opportunities Fund and MainStay Global High Income Fund, both of which invest outside the traditional domestic investment-grade bond universe.

As with equities, none of the Underlying Fixed Income Funds in which the Fund invested had negative returns. The smallest contribution came from Western Asset Inflation Indexed Bond Fund, but only because the Fund's position in this Underlying Fund was very small and was held for only part of the reporting period.


4. The terms "credit spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

Effective January 1, 2011, Madison Square Investors LLC will no longer serve as Subadvisor to the Fund, and New York Life Investment Management LLC will assume the day-to-day portfolio management of the Fund. In addition, effective January 1, 2011, Tony Elavia will no longer serve as a portfolio manager for the Fund. In this regard, Jae Yoon will replace Tony Elavia as a portfolio manager for the Fund. Jonathan Swaney will continue to serve as a portfolio manager for the Fund. For more information regarding these portfolio management changes, please refer to the relevant Prospectus supplement dated December 3, 2010.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                   mainstayinvestments.com    51

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                  SHARES        VALUE
AFFILIATED INVESTMENT COMPANIES 90.8%+
-----------------------------------------------------

EQUITY FUNDS 79.0%
MainStay 130/30 Core
  Fund Class I                   836,562  $ 6,131,996
MainStay 130/30 Growth
  Fund Class I (a)                14,323      116,733
MainStay 130/30 International
  Fund Class I                   320,715    2,180,862
MainStay Common Stock
  Fund Class I                   305,659    3,307,227
MainStay Epoch Global Choice
  Fund Class I                    47,522      693,342
MainStay Epoch U.S. All Cap
  Fund Class I                   307,216    6,832,494
MainStay Growth Equity
  Fund Class I                     2,985       31,347
MainStay ICAP Equity
  Fund Class I                    78,667    2,666,022
MainStay ICAP International
  Fund Class I                    74,606    2,182,977
MainStay ICAP Select Equity
  Fund Class I                    80,670    2,671,804
MainStay International Equity
  Fund Class I                   171,090    2,181,394
MainStay Large Cap Growth
  Fund Class I (a)               427,251    2,883,944
MainStay MAP
  Fund Class I                   167,951    5,104,042
MainStay S&P 500 Index
  Fund Class I                     1,950       53,820
MainStay U.S. Small Cap
  Fund Class I (a)               145,019    2,272,449
                                          -----------
Total Equity Funds
  (Cost $35,246,842)                       39,310,453
                                          -----------



FIXED INCOME FUNDS 11.8%
MainStay Convertible
  Fund Class I                    51,852      785,559
MainStay Floating Rate
  Fund Class I                    86,205      812,915
MainStay Global High Income
  Fund Class I                    78,398      974,485
MainStay High Yield Corporate
  Bond
  Fund Class I                   104,936      621,223
MainStay High Yield
  Opportunities
  Fund Class I                    71,801      866,635
MainStay Indexed Bond
  Fund Class I                   105,656    1,243,567
MainStay Intermediate Term Bond
  Fund Class I                    48,987      533,467
                                          -----------
Total Fixed Income Funds
  (Cost $5,447,721)                         5,837,851
                                          -----------
Total Affiliated Investment
  Companies
  (Cost $40,694,563)                       45,148,304
                                          -----------


UNAFFILIATED INVESTMENT COMPANIES 9.1%
-----------------------------------------------------

EQUITY FUNDS 7.8%

Columbia Funds Series
  Trust--Columbia SmallCap
  Index Fund                      23,478      369,076
T. Rowe Price Emerging Markets
  Stock Fund                      56,556    1,951,190
T. Rowe Price International
  Discovery Fund                  36,815    1,571,640
                                          -----------
Total Equity Funds
  (Cost $3,229,612)                         3,891,906
                                          -----------



FIXED INCOME FUNDS 1.3%
American Century Inflation
  Adjusted Bond Fund                 528        6,553
American Century International
  Bond Fund Institutional Class   43,079      645,750
                                          -----------
Total Fixed Income Funds
  (Cost $631,325)                             652,303
                                          -----------
Total Unaffiliated Investment
  Companies
  (Cost $3,860,937)                         4,544,209
                                          -----------
Total Investments
  (Cost $44,555,500) (b)            99.9%  49,692,513
Other Assets, Less Liabilities       0.1       45,128
                                 -------  -----------

Net Assets                         100.0% $49,737,641
                                 =======  ===========





+    Percentages indicated are based on Fund
     net assets.
(a)  Non-income producing Underlying Fund.
(b)  At October 31, 2010, cost is $45,218,166
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $5,137,013
Gross unrealized depreciation        (662,666)
                                   ----------
Net unrealized appreciation        $4,474,347
                                   ==========





52    MainStay Retirement 2040 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)        TOTAL
Investments in Securities
Affiliated Investment Companies
  Equity Funds                                      $39,310,453     $     --      $     --  $39,310,453
  Fixed Income Funds                                  5,837,851           --            --    5,837,851
                                                    -----------     --------      --------  -----------
Total Affiliated Investment Companies                45,148,304           --            --   45,148,304
                                                    -----------     --------      --------  -----------
Unaffiliated Investment Companies
  Equity Funds                                        3,891,906           --            --    3,891,906
  Fixed Income Funds                                    652,303           --            --      652,303
                                                    -----------     --------      --------  -----------
Total Unaffiliated Investment Companies               4,544,209           --            --    4,544,209
                                                    -----------     --------      --------  -----------
Total Investments in Securities                     $49,692,513          $--           $--  $49,692,513
                                                    ===========     ========      ========  ===========




For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              53

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
-------------------------------------------------
Investment in affiliated investment
  companies, at value
  (identified cost $40,694,563)       $45,148,304
Investments in unaffiliated
  investment companies, at value
  (identified cost $3,860,937)          4,544,209
Receivables:
  Investment securities sold               64,915
  Fund shares sold                         52,598
  Manager (See Note 3)                     21,434
Other assets                               31,640
                                      -----------
     Total assets                      49,863,100
                                      -----------

LIABILITIES
-------------------------------------------------
Due to custodian                           64,914
Payables:
  Transfer agent (See Note 3)              19,943
  Fund shares redeemed                     15,863
  Professional fees                         9,103
  Shareholder communication                 8,505
  NYLIFE Distributors (See Note 3)          4,342
  Custodian                                   728
  Trustees                                    101
Accrued expenses                            1,960
                                      -----------
     Total liabilities                    125,459
                                      -----------
Net assets                            $49,737,641
                                      ===========

COMPOSITION OF NET ASSETS
-------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     5,642
Additional paid-in capital             44,465,646
                                      -----------
                                       44,471,288
Undistributed net investment income       217,127
Accumulated net realized loss on
  investments                             (87,787)
Net unrealized appreciation on
  investments                           5,137,013
                                      -----------
Net assets                            $49,737,641
                                      ===========
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $ 1,337,452
                                      ===========
Shares of beneficial interest
  outstanding                             152,058
                                      ===========
Net asset value per share
  outstanding                         $      8.80
Maximum sales charge (5.50% of
  offering price)                            0.51
                                      -----------
Maximum offering price per share
  outstanding                         $      9.31
                                      ===========
CLASS A
Net assets applicable to outstanding
  shares                              $ 6,826,169
                                      ===========
Shares of beneficial interest
  outstanding                             778,578
                                      ===========
Net asset value per share
  outstanding                         $      8.77
Maximum sales charge (5.50% of
  offering price)                            0.51
                                      -----------
Maximum offering price per share
  outstanding                         $      9.28
                                      ===========
CLASS I
Net assets applicable to outstanding
  shares                              $33,551,183
                                      ===========
Shares of beneficial interest
  outstanding                           3,796,020
                                      ===========
Net asset value and offering price
  per share outstanding               $      8.84
                                      ===========
CLASS R2
Net assets applicable to outstanding
  shares                              $ 3,394,474
                                      ===========
Shares of beneficial interest
  outstanding                             386,695
                                      ===========
Net asset value and offering price
  per share outstanding               $      8.78
                                      ===========
CLASS R3
Net assets applicable to outstanding
  shares                              $ 4,628,363
                                      ===========
Shares of beneficial interest
  outstanding                             528,422
                                      ===========
Net asset value and offering price
  per share outstanding               $      8.76
                                      ===========





54    MainStay Retirement 2040 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividend distributions from
     affiliated investment companies   $  540,797
  Dividend distributions from
     unaffiliated investment
     companies                             35,773
                                       ----------
     Total income                         576,570
                                       ----------
EXPENSES
  Transfer agent (See Note 3)             114,124
  Registration                             96,270
  Distribution/Service--Investor
     Class (See Note 3)                     2,407
  Distribution/Service--Class A (See
     Note 3)                               15,032
  Distribution/Service--Class R2 (See
     Note 3)                                6,323
  Distribution/Service--Class R3 (See
     Note 3)                               20,554
  Manager (See Note 3)                     43,293
  Shareholder communication                35,621
  Professional fees                        30,801
  Custodian                                 9,727
  Shareholder service (See Note 3)          6,634
  Trustees                                  1,482
  Miscellaneous                             7,492
                                       ----------
     Total expenses before
       waiver/reimbursement               389,760
  Expense waiver/reimbursement from
     Manager (See Note 3)                (283,716)
  Expense reimbursement from Transfer
     agent (See Note 3)                    (3,551)
                                       ----------
     Net expenses                         102,493
                                       ----------
Net investment income                     474,077
                                       ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------
Net realized gain on:
  Affiliated investment company
     transactions                       2,954,719
  Unaffiliated investment company
     transactions                         351,067
  Realized gain distributions from
     affiliated investment companies        7,448
  Realized gain distributions from
     unaffiliated investment
     companies                             10,164
                                       ----------
Net realized gain on investments from
  affiliated and unaffiliated
  investment companies                  3,323,398
                                       ----------
Net change in unrealized appreciation
  (depreciation) on investments         2,249,856
                                       ----------
Net realized and unrealized gain on
  investments                           5,573,254
                                       ----------
Net increase in net assets resulting
  from operations                      $6,047,331
                                       ==========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              55

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                      2010         2009
INCREASE IN NET ASSETS
-------------------------------------------------------
Operations:
 Net investment income         $   474,077  $   454,289
 Net realized gain (loss) on
  investments from
  affiliated and
  unaffiliated investment
  company transactions           3,323,398   (3,035,376)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                    2,249,856    7,645,510
                               ------------------------
 Net increase in net assets
  resulting from operations      6,047,331    5,064,423
                               ------------------------
Dividends to shareholders:
 From net investment income:
    Investor Class                  (8,084)      (2,062)
    Class A                        (65,682)     (54,906)
    Class I                       (361,660)    (231,599)
    Class R2                       (18,538)          --
    Class R3                       (34,687)     (49,111)
                               ------------------------
 Total dividends to
  shareholders                    (488,651)    (337,678)
                               ------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        14,894,119   22,038,972
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends        488,396      337,678
 Cost of shares redeemed        (9,413,966)  (5,368,229)
                               ------------------------
    Increase in net assets
     derived from capital
     share transactions          5,968,549   17,008,421
                               ------------------------
    Net increase in net
     assets                     11,527,229   21,735,166
NET ASSETS
-------------------------------------------------------
Beginning of year               38,210,412   16,475,246
                               ------------------------
End of year                    $49,737,641  $38,210,412
                               ========================
Undistributed net investment
 income at end of year         $   217,127  $   216,209
                               ========================





56    MainStay Retirement 2040 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              57

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                            INVESTOR CLASS
                                               ----------------------------------------
                                                                           FEBRUARY 28,
                                                                              2008**
                                                YEAR ENDED OCTOBER            THROUGH
                                                        31,                 OCTOBER 31,
                                                2010          2009             2008
Net asset value at beginning of period         $ 7.75        $ 6.74           $  9.56
                                               ------        ------           -------
Net investment income (a)                        0.06          0.09              0.06
Net realized and unrealized gain (loss) on
  investments                                    1.08          1.04             (2.88)
                                               ------        ------           -------
Total from investment operations                 1.14          1.13             (2.82)
                                               ------        ------           -------
Less dividends and distributions:
  From net investment income                    (0.09)        (0.12)               --
  From net realized gain on investments            --            --                --
                                               ------        ------           -------
Total dividends and distributions               (0.09)        (0.12)               --
                                               ------        ------           -------
Net asset value at end of period               $ 8.80        $ 7.75           $  6.74
                                               ======        ======           =======
Total investment return (b)                     14.76%        17.20%           (29.50%)(c)
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income                          0.77%         1.25%             1.10% ++
  Net expenses (d)                               0.47%         0.47%             0.46% ++
  Expenses (before waiver/reimbursement) (d)     1.60%         1.94%             1.93% ++
Portfolio turnover rate                            65%           75%              145%
Net assets at end of period (in 000's)         $1,337        $  614           $    81




                                                                        CLASS I
                                               --------------------------------------------------------          CLASS R2
                                                                                              JUNE 29,         -----------
                                                                                               2007**              YEAR
                                                                                              THROUGH             ENDED
                                                       YEAR ENDED OCTOBER 31,               OCTOBER 31,        OCTOBER 31,
                                                 2010           2009           2008             2007               2010
Net asset value at beginning of period         $  7.77        $  6.76        $ 10.61           $10.00             $ 7.72
                                               -------        -------        -------           ------             ------
Net investment income (a)                         0.10           0.14           0.11             0.03               0.06
Net realized and unrealized gain (loss) on
  investments                                     1.08           1.00          (3.90)            0.58               1.08
                                               -------        -------        -------           ------             ------
Total from investment operations                  1.18           1.14          (3.79)            0.61               1.14
                                               -------        -------        -------           ------             ------
Less dividends and distributions:
  From net investment income                     (0.11)         (0.13)         (0.05)              --              (0.08)
  From net realized gain on investments             --             --          (0.01)              --                 --
                                               -------        -------        -------           ------             ------
Total dividends and distributions                (0.11)         (0.13)         (0.06)              --              (0.08)
                                               -------        -------        -------           ------             ------
Net asset value at end of period               $  8.84        $  7.77        $  6.76           $10.61             $ 8.78
                                               =======        =======        =======           ======             ======
Total investment return (b)                      15.24%         17.34%        (35.96%)           6.20%(c)          14.85%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income                           1.22%          2.04%          1.25%            0.75%++            0.78%
  Net expenses (d)                                0.12%          0.12%          0.13%            0.13%++            0.47%
  Expenses (before waiver/reimbursement) (d)      0.77%          0.94%          2.02%           39.47%++            1.12%
Portfolio turnover rate                             65%            75%           145%              25%                65%
Net assets at end of period (in 000's)         $33,551        $27,031        $11,263           $  273             $3,394
                                                    CLASS R2
                                               -----------------
                                                JANUARY 8,
                                                  2009**
                                                 THROUGH
                                               OCTOBER 31,
                                                   2009
Net asset value at beginning of period            $ 6.43
                                                  ------
Net investment income (a)                           0.05
Net realized and unrealized gain (loss) on
  investments                                       1.24
                                                  ------
Total from investment operations                    1.29
                                                  ------
Less dividends and distributions:
  From net investment income                          --
  From net realized gain on investments               --
                                                  ------
Total dividends and distributions                     --
                                                  ------
Net asset value at end of period                  $ 7.72
                                                  ======
Total investment return (b)                        20.06%(c)(e)
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income                             0.91%++
  Net expenses (d)                                  0.47%++
  Expenses (before waiver/reimbursement) (d)        1.26%++
Portfolio turnover rate                               75%
Net assets at end of period (in 000's)            $1,425



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R2 and Class
     R3 shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)  Total investment returns may reflect adjustments to conform to generally accepted accounting principles.




58    MainStay Retirement 2040 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                 CLASS A
      ------------------------------------------------------------
                                                         JUNE 29,
                                                          2007**
                                                         THROUGH
              YEAR ENDED OCTOBER 31,                   OCTOBER 31,
       2010            2009             2008               2007

      $ 7.72          $ 6.75          $ 10.61             $10.00
      ------          ------          -------             ------
        0.08            0.12             0.10               0.02
        1.06            1.00            (3.91)              0.59
      ------          ------          -------             ------
        1.14            1.12            (3.81)              0.61
      ------          ------          -------             ------

       (0.09)          (0.15)           (0.04)                --
          --              --            (0.01)                --
      ------          ------          -------             ------
       (0.09)          (0.15)           (0.05)                --
      ------          ------          -------             ------
      $ 8.77          $ 7.72          $  6.75             $10.61
      ======          ======          =======             ======
       14.89%          17.09%          (36.07%)             6.10%(c)

        0.97%           1.77%            1.07%              0.49%++
        0.37%           0.37%            0.38%              0.38%++
        1.02%           1.19%            2.57%             39.66%++
          65%             75%             145%                25%
      $6,826          $5,459          $ 2,364             $  265



                        CLASS R3
      -------------------------------------------
                                         MAY 1,
                                         2008**
                                        THROUGH
      YEAR ENDED OCTOBER 31,          OCTOBER 31,
       2010            2009               2008

      $ 7.72          $ 6.73            $  9.71
      ------          ------            -------
        0.05            0.11               0.04
        1.06            0.99              (3.02)
      ------          ------            -------
        1.11            1.10              (2.98)
      ------          ------            -------

       (0.07)          (0.11)                --
          --              --                 --
      ------          ------            -------
       (0.07)          (0.11)                --
      ------          ------            -------
      $ 8.76          $ 7.72            $  6.73
      ======          ======            =======
       14.47%          16.77%            (30.69%)(c)

        0.61%           1.68%              1.07% ++
        0.72%           0.72%              0.73% ++
        1.37%           1.55%              2.08% ++
          65%             75%               145%
      $4,628          $3,682            $ 2,767




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              59

MAINSTAY RETIREMENT 2050 FUND

INVESTMENT AND PERFORMANCE COMPARISON(1) (UNAUDITED)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY RETIREMENT
                           2050 FUND                                       BARCLAYS CAPITAL
                            CLASS I          S&P 500(R)    MSCI EAFE(R)     U.S. AGGREGATE
                             SHARES             INDEX          INDEX          BOND INDEX
                      -------------------    ----------    ------------    ----------------
6/29/07                      10000              10000          10000             10000
10/31/07                     10640              10365          10619             10377
10/31/08                      6652               6624           5668             10408
10/31/09                      7803               7273           7239             11844
10/31/10                      9017               8475           7844             12793




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                          SINCE        GROSS
                                                                                                        INCEPTION     EXPENSE
CLASS                                  SALES CHARGE                                         ONE YEAR    (6/29/07)    RATIO(2)
-----------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 5.5% Initial Sales Charge    With sales charges           8.75%       -5.01%       3.40%
                                                                 Excluding sales charges     15.08        -3.39        3.40
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares              Maximum 5.5% Initial Sales Charge    With sales charges           8.96        -4.93        2.67
                                                                 Excluding sales charges     15.30        -3.31        2.67
-----------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                  15.56        -3.05        2.43
-----------------------------------------------------------------------------------------------------------------------------
Class R2 Shares(4)          No Sales Charge                                                  15.10        -3.40        2.73
-----------------------------------------------------------------------------------------------------------------------------
Class R3 Shares(5)          No Sales Charge                                                  14.78        -3.66        3.03
-----------------------------------------------------------------------------------------------------------------------------








1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Investor Class shares might have been lower.
4. Class R2 shares were first offered on June 29, 2007, although this class did not commence investment operations until January 8, 2009. Performance figures for Class R2 shares includes the historical performance of Class A shares through January 7, 2009, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class R2 shares might have been lower.
5. Class R3 shares were first offered on June 29, 2007, although this class did not commence investment operations until May 1, 2008. Performance figures for Class R3 shares includes the historical performance of Class A shares through April 30, 2008, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class R3 shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


60    MainStay Retirement 2050 Fund

BENCHMARK PERFORMANCE                                ONE       SINCE
                                                    YEAR     INCEPTION
S&P 500(R) Index(6)                                16.52%      -4.84%
----------------------------------------------------------------------
MSCI EAFE(R) Index(7)                               8.36       -7.03
----------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(8)       8.01        7.67
----------------------------------------------------------------------
Average Lipper Mixed-Asset Target 2050+ Fund(9)    16.68       -4.28
----------------------------------------------------------------------






6. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock-market performance. The S&P 500 Index is the Fund's broad-based securities market index. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
7. The Morgan Stanley Capital International Europe, Australasia and Far East Index--the MSCI EAFE(R) Index--consists of international stocks representing the developed world outside of North America. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
8. The Barclays Capital U.S. Aggregate Bond Index consists of the following other unmanaged Barclays Capital indices: the Government Bond Index, the Corporate Bond Index, the MBS Index, and the ABS Index. To qualify for inclusion in the Barclays Capital Aggregate Bond Index, securities must be U.S. dollar denominated and investment grade and have a fixed-rate coupon, a remaining maturity of at least one year, and a par amount outstanding of at least $250 million. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
9. The average Lipper mixed-asset target 2050+ fund is representative of funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding December 31, 2045. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE READ IN CONJUNCTION WITH THEM.


                                                   mainstayinvestments.com    61

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY RETIREMENT 2050 FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,030.10        $2.46          $1,022.80         $2.45
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,030.10        $1.89          $1,023.30         $1.89
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,031.20        $0.61          $1,024.60         $0.61
-------------------------------------------------------------------------------------------------------------
CLASS R2 SHARES                     $1,000.00       $1,028.90        $2.40          $1,022.80         $2.40
-------------------------------------------------------------------------------------------------------------
CLASS R3 SHARES                     $1,000.00       $1,027.70        $3.68          $1,021.60         $3.67
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (0.48% for Investor Class, 0.37% for Class A, 0.12% for Class I, 0.47% for Class R2 and 0.72% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Such indirect expenses are not included in the above-reported expense figures.


62    MainStay Retirement 2050 Fund

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS AS OF OCTOBER 31, 2010 (Unaudited)

(COMPOSITION PIE CHART)

Growth of Capital                               42.4
Capital Appreciation                            28.2
Total Return                                    25.1
Current Income                                   4.1
Other Assets, Less Liabilities                   0.2




See Portfolio of Investments beginning on page 66 for specific holdings within these categories.



                                                   mainstayinvestments.com    63

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Tony Elavia and Jonathan Swaney of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY RETIREMENT 2050 FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Retirement 2050 Fund returned 15.08% for Investor Class shares and 15.30% for Class A shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 15.56%, Class R2 shares returned 15.10% and Class R3 shares returned 14.78%. All share classes underperformed the 16.68% return of the average Lipper(1) mixed-asset target 2050+ fund and the 16.52% return of the S&P 500(R) Index(2) for the 12 months ended October 31, 2010. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 60 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING
PERIOD?

The Fund invests in other mutual funds referred to as Underlying Funds. The Underlying Funds may invest in fixed-income securities or in domestic or international stocks at various capitalization levels. The Fund's primary benchmark, on the other hand, consists entirely of U.S. large-cap stocks.

An emphasis on Underlying Equity Funds that tend to invest in high-quality stocks--that is, stocks issued by companies that offer consistently positive and growing cash flows and earnings--tended to detract from the Fund's relative performance. For at least part of the reporting period, lower-quality stocks that had been most heavily penalized during the credit crisis of 2008 and early 2009 experienced the most rapid increases in price as the market recovered. The Fund's "quality tilt," or preference for Underlying Equity Funds that invested in higher-quality stocks, was not a virtue in that environment.

In the fixed-income portion of the Fund, positions in Underlying Funds that invested outside the traditional investment-grade bond universe--especially in high-yield bonds, convertible bonds or emerging-market debt--gave a substantial boost to returns relative to the Fund's benchmark and its peers. Also helping performance relative to the benchmark were Underlying Equity Fund holdings that invested in mid-cap and small-cap stocks.

HOW DID YOU ALLOCATE THE FUND'S ASSETS DURING THE REPORTING PERIOD AND WHY?

In managing the Fund, we considered a variety of information, including the portfolio-level characteristics of the Underlying Funds, such as capitalization, style biases and sector exposure. We also examined the attributes of the Underlying Funds' holdings, such as valuation metrics, earnings data and technical indicators. Finally, we evaluated the historical success of the portfolio managers responsible for the Underlying Funds. In general, we sought Underlying Equity Funds that had a track record of capable portfolio management, a presence in attractively valued market segments and investments in companies with strong management, fairly priced securities and strong price and earnings momentum. Underlying Fixed Income Funds were selected based upon the type and country of issuance of the securities in which they invested and the average credit quality and duration(3) of those securities.

During the 12-month reporting period, these techniques were generally unsuccessful in that they steered the Fund into investments in Underlying Equity Funds that, collectively, failed to match our return expectations. While many factors may have been involved, one that stood out was the Fund's tilt toward Underlying Equity Funds that prized earnings stability. We preferred these Underlying Equity Funds because high-quality stocks have historically been rewarded with higher returns than lower-quality stocks. For much of the reporting period, however, the reverse was true. Instead, investors purchased the most risk-laden and lowest-quality securities, anticipating that these securities would be the most likely to benefit from a recovery. This persistent "junk rally" was a substantial drag on the performance of the Fund.

HOW DID THE FUND'S ALLOCATIONS CHANGE OVER THE COURSE OF THE REPORTING PERIOD?

MainStay Large Cap Growth Fund and MainStay 130/30 Growth Fund saw some of the largest reductions during the reporting period. We used a substantial portion of the proceeds to in-vest in MainStay Epoch U.S. All Cap Fund. This shift reflected an effort to reduce the growth bias previously present in the Fund and adopt a more neutral style posture. The move was counterproductive in that growth stocks generally fared better than their value counterparts in the final months of the reporting period.

Another significant change was the allocation to MainStay Convertible Fund. This was a positive development as convertibles, which are sensitive to changes in equity prices, rose sharply in recent months.

WERE THERE ANY OTHER SIGNIFICANT ALLOCATION CHANGES DURING THE REPORTING PERIOD?

The Fund's position in MainStay Global High Income Fund was increased several times over the course of the reporting period. This was done to reflect the improved creditworthiness of many emerging-market borrowers, the potential for further devaluation in the U.S. dollar and attractive debt yields in emerging markets.


1. See footnote on page 61 for more information on Lipper Inc.
2. See footnote on page 61 for more information on the S&P 500(R) Index.
3. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

64    MainStay Retirement 2050 Fund

We established a new position in MainStay Epoch Global Choice Fund early in December 2009. The investment was made to better diversify the Fund's Underlying International Equity Funds across management styles and to help counter a small bias toward value in that portion of the Fund.

DURING THE REPORTING PERIOD, WHICH UNDERLYING EQUITY FUNDS HAD THE HIGHEST TOTAL RETURNS AND WHICH UNDERLYING EQUITY FUNDS HAD THE LOWEST TOTAL RETURNS?

The highest returns among the Underlying Equity Funds in which the Fund invested came from MainStay U.S. Small Cap Fund and MainStay Large Cap Growth Fund. The lowest returns, although still decidedly positive, came from MainStay International Equity Fund and MainStay 130/30 Growth Fund.

WHICH UNDERLYING EQUITY FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S OVERALL PERFORMANCE, AND WHICH UNDERLYING EQUITY FUNDS WERE THE GREATEST DETRACTORS?

Large holdings of MainStay MAP Fund and MainStay U.S. Small Cap Fund, both of which posted strong returns for the reporting period, made the greatest contribution to the performance of the equity portion of the Fund. Although all of the Fund's Underlying Equity Funds posted positive returns, the Underlying Equity Fund holdings that contributed the least were small positions in MainStay Epoch Global Choice Fund and MainStay 130/30 Growth Fund.

WHAT FACTORS AND RISKS AFFECTED THE FUND'S UNDERLYING FIXED INCOME FUND INVESTMENTS DURING THE REPORTING PERIOD?

During the reporting period, the market reflected lingering concerns about the strength of the economy. These concerns--along with efforts by the Federal Reserve to contain borrowing costs--brought long-term interest rates down to levels not seen in many decades. Meanwhile, improving corporate profitability led to a further narrowing of credit spreads(4) at the lower end of the quality spectrum.

DURING THE REPORTING PERIOD, WHICH FIXED-INCOME MARKET SEGMENTS WERE STRONG PERFORMERS AND WHICH SEGMENTS WERE PARTICULARLY WEAK?

In general, long duration and low quality were favored during the reporting period. Underlying Fixed Income Funds that invested in high-yield and emerging-market bonds performed best. Underlying Funds that invested in cash or cash equivalents, which effectively had no nominal return, fared worst, followed by Underlying Fixed Income Funds that focused on high-grade, short-term securities.

WHICH UNDERLYING FIXED INCOME FUNDS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE, AND WHICH UNDERLYING FIXED INCOME FUNDS WERE THE GREATEST DETRACTORS?

The largest fixed-income contributions to return came from MainStay High Yield Opportunities Fund and MainStay Global High Income Fund, both of which invest outside the traditional domestic investment-grade bond universe.

As with equities, none of the Underlying Fixed Income Funds in which the Fund invested had negative returns. The smallest contribution came from Western Asset Inflation Indexed Bond Fund, but only because the Fund's position in this Underlying Fund was very small and was held for only part of the reporting period.


4. The terms "credit spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

Effective January 1, 2011, Madison Square Investors LLC will no longer serve as Subadvisor to the Fund, and New York Life Investment Management LLC will assume the day-to-day portfolio management of the Fund. In addition, effective January 1, 2011, Tony Elavia will no longer serve as a portfolio manager for the Fund. In this regard, Jae Yoon will replace Tony Elavia as a portfolio manager for the Fund. Jonathan Swaney will continue to serve as a portfolio manager for the Fund. For more information regarding these portfolio management changes, please refer to the relevant Prospectus supplement dated December 3, 2010.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                   mainstayinvestments.com    65

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010



                                  SHARES        VALUE
AFFILIATED INVESTMENT COMPANIES 90.0%+
-----------------------------------------------------

EQUITY FUNDS 82.8%
MainStay 130/30 Core
  Fund Class I                   453,687  $ 3,325,528
MainStay 130/30 Growth
  Fund Class I (a)                 6,633       54,061
MainStay 130/30 International
  Fund Class I                   181,202    1,232,171
MainStay Common Stock
  Fund Class I                   131,376    1,421,485
MainStay Epoch Global Choice
  Fund Class I                    26,335      384,231
MainStay Epoch U.S. All Cap
  Fund Class I                   156,927    3,490,065
MainStay Growth Equity
  Fund Class I                     4,746       49,836
MainStay ICAP Equity
  Fund Class I                    33,219    1,125,805
MainStay ICAP International
  Fund Class I                    41,300    1,208,440
MainStay ICAP Select Equity
  Fund Class I                    34,066    1,128,253
MainStay International Equity
  Fund Class I                    94,705    1,207,490
MainStay Large Cap Growth
  Fund Class I (a)               215,363    1,453,703
MainStay MAP
  Fund Class I                    99,266    3,016,681
MainStay S&P 500 Index
  Fund Class I                     1,633       45,070
MainStay U.S. Small Cap
  Fund Class I (a)               112,279    1,759,407
                                          -----------
Total Equity Funds
  (Cost $18,992,435)                       20,902,226
                                          -----------


FIXED INCOME FUNDS 7.2%
MainStay Convertible
  Fund Class I                    16,124      244,278
MainStay Floating Rate
  Fund Class I                    26,793      252,656
MainStay Global High Income
  Fund Class I                    24,365      302,858
MainStay High Yield Corporate
  Bond
  Fund Class I                    32,915      194,856
MainStay High Yield
  Opportunities
  Fund Class I                    22,315      269,343
MainStay Indexed Bond
  Fund Class I                    32,918      387,442
MainStay Intermediate Term Bond
  Fund Class I                    15,251      166,087
                                          -----------
Total Fixed Income Funds
  (Cost $1,702,181)                         1,817,520
                                          -----------
Total Affiliated Investment
  Companies
  (Cost $20,694,616)                       22,719,746
                                          -----------

UNAFFILIATED INVESTMENT COMPANIES 9.8%
-----------------------------------------------------

EQUITY FUNDS 9.0%
Columbia Funds Series
  Trust--Columbia SmallCap
  Index Fund                      19,980      314,084
T. Rowe Price Emerging Markets
  Stock Fund                      31,579    1,089,484
T. Rowe Price International
  Discovery Fund                  20,490      874,697
                                          -----------
Total Equity Funds
  (Cost $1,948,269)                         2,278,265
                                          -----------



FIXED INCOME FUNDS 0.8%
American Century Inflation
  Adjusted Bond Fund                 166        2,056
American Century International
  Bond Fund Institutional Class   13,389      200,697
                                          -----------
Total Fixed Income Funds
  (Cost $196,174)                             202,753
                                          -----------
Total Unaffiliated Investment
  Companies
  (Cost $2,144,443)                         2,481,018
                                          -----------
Total Investments
  (Cost $22,839,059) (b)            99.8%  25,200,764
Other Assets, Less Liabilities       0.2       54,686
                                 -------  -----------

Net Assets                         100.0% $25,255,450
                                 =======  ===========





+    Percentages indicated are based on Fund
     net assets.
(a)  Non-income producing Underlying Fund.
(b)  At October 31, 2010, cost is $23,250,053
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $2,361,705
Gross unrealized depreciation        (410,994)
                                   ----------
Net unrealized appreciation        $1,950,711
                                   ==========





66    MainStay Retirement 2050 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE  SIGNIFICANT
                                                    MARKETS FOR        OTHER   SIGNIFICANT
                                                      IDENTICAL   OBSERVABLE  UNOBSERVABLE
                                                         ASSETS       INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)    (LEVEL 2)     (LEVEL 3)        TOTAL
Investments in Securities
Affiliated Investment Companies
  Equity Funds                                      $20,902,226     $     --      $     --  $20,902,226
  Fixed Income Funds                                  1,817,520           --            --    1,817,520
                                                    -----------     --------      --------  -----------
Total Affiliated Investment Companies                22,719,746           --            --   22,719,746
                                                    -----------     --------      --------  -----------
Unaffiliated Investment Companies
  Equity Funds                                        2,278,265           --            --    2,278,265
  Fixed Income Funds                                    202,753           --            --      202,753
                                                    -----------     --------      --------  -----------
Total Unaffiliated Investment Companies               2,481,018           --            --    2,481,018
                                                    -----------     --------      --------  -----------
Total Investments in Securities                     $25,200,764          $--           $--  $25,200,764
                                                    ===========     ========      ========  ===========




For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              67

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
-------------------------------------------------
Investment in affiliated investment
  companies, at value
  (identified cost $20,694,616)       $22,719,746
Investments in unaffiliated
  investment companies, at value
  (identified cost $2,144,443)          2,481,018
Cash                                       26,312
Receivables:
  Fund shares sold                         38,417
  Manager (See Note 3)                     16,559
Other assets                               31,505
                                      -----------
     Total assets                      25,313,557
                                      -----------

LIABILITIES
-------------------------------------------------
Payables:
  Investment securities purchased          26,311
  Transfer agent (See Note 3)              10,298
  Professional fees                         8,121
  Fund shares redeemed                      4,539
  Shareholder communication                 4,028
  NYLIFE Distributors (See Note 3)          2,088
  Custodian                                   749
  Trustees                                     51
Accrued expenses                            1,922
                                      -----------
     Total liabilities                     58,107
                                      -----------
Net assets                            $25,255,450
                                      ===========

COMPOSITION OF NET ASSETS
-------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     2,942
Additional paid-in capital             23,049,406
                                      -----------
                                       23,052,348
Undistributed net investment income        66,194
Accumulated net realized loss on
  investments                            (224,797)
Net unrealized appreciation on
  investments                           2,361,705
                                      -----------
Net assets                            $25,255,450
                                      ===========
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $   649,860
                                      ===========
Shares of beneficial interest
  outstanding                              76,012
                                      ===========
Net asset value per share
  outstanding                         $      8.55
Maximum sales charge (5.50% of
  offering price)                            0.50
                                      -----------
Maximum offering price per share
  outstanding                         $      9.05
                                      ===========
CLASS A
Net assets applicable to outstanding
  shares                              $ 2,224,136
                                      ===========
Shares of beneficial interest
  outstanding                             260,099
                                      ===========
Net asset value per share
  outstanding                         $      8.55
Maximum sales charge (5.50% of
  offering price)                            0.50
                                      -----------
Maximum offering price per share
  outstanding                         $      9.05
                                      ===========
CLASS I
Net assets applicable to outstanding
  shares                              $17,917,469
                                      ===========
Shares of beneficial interest
  outstanding                           2,083,351
                                      ===========
Net asset value and offering price
  per share outstanding               $      8.60
                                      ===========
CLASS R2
Net assets applicable to outstanding
  shares                              $ 1,735,342
                                      ===========
Shares of beneficial interest
  outstanding                             202,875
                                      ===========
Net asset value and offering price
  per share outstanding               $      8.55
                                      ===========
CLASS R3
Net assets applicable to outstanding
  shares                              $ 2,728,643
                                      ===========
Shares of beneficial interest
  outstanding                             320,159
                                      ===========
Net asset value and offering price
  per share outstanding               $      8.52
                                      ===========





68    MainStay Retirement 2050 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Dividend distributions from
     affiliated investment companies   $  224,531
  Dividend distributions from
     unaffiliated investment
     companies                             13,972
                                       ----------
     Total income                         238,503
                                       ----------
EXPENSES
  Registration                             81,329
  Transfer agent (See Note 3)              58,045
  Professional fees                        25,782
  Shareholder communication                22,942
  Manager (See Note 3)                     21,559
  Distribution/Service--Investor
     Class (See Note 3)                     1,121
  Distribution/Service--Class A (See
     Note 3)                                4,683
  Distribution/Service--Class R2 (See
     Note 3)                                2,752
  Distribution/Service--Class R3 (See
     Note 3)                               12,042
  Custodian                                10,112
  Shareholder service (See Note 3)          3,510
  Trustees                                    739
  Miscellaneous                             6,858
                                       ----------
     Total expenses before
       waiver/reimbursement               251,474
  Expense waiver/reimbursement from
     Manager (See Note 3)                (199,961)
  Expense reimbursement from Transfer
     agent (See Note 3)                    (1,733)
                                       ----------
     Net expenses                          49,780
                                       ----------
Net investment income                     188,723
                                       ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------
Net realized gain (loss) on:
  Affiliated investment company
     transactions                       1,667,691
  Unaffiliated investment company
     transactions                         237,653
  Realized gain distributions from
     affiliated investment companies        2,133
  Realized gain distributions from
     unaffiliated investment
     companies                              5,596
                                       ----------
Net realized gain on investments from
  affiliated and unaffiliated
  investment companies                  1,913,073
                                       ----------
Net change in unrealized appreciation
  (depreciation) on investments           982,359
                                       ----------
Net realized and unrealized gain on
  investments                           2,895,432
                                       ----------
Net increase in net assets resulting
  from operations                      $3,084,155
                                       ==========





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              69

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                      2010         2009
INCREASE IN NET ASSETS
-------------------------------------------------------
Operations:
 Net investment income         $   188,723  $   225,958
 Net realized gain (loss) on
  investments from
  affiliated and
  unaffiliated investment
  company transactions           1,913,073   (1,863,154)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                      982,359    4,063,188
                               ------------------------
 Net increase in net assets
  resulting from operations      3,084,155    2,425,992
                               ------------------------
Dividends and distributions
 to shareholders:
 From net investment income:
    Investor Class                  (3,360)      (1,596)
    Class A                        (17,225)     (16,052)
    Class I                       (169,995)    (146,223)
    Class R2                        (5,289)          --
    Class R3                       (17,594)     (24,674)
                               ------------------------
                                  (213,463)    (188,545)
                               ------------------------
 From net realized gain on
  investments:
    Investor Class                      --         (524)
    Class A                             --       (4,715)
    Class I                             --      (42,300)
    Class R3                            --       (8,669)
                               ------------------------
                                        --      (56,208)
                               ------------------------
 Total dividends and
  distributions to
  shareholders                    (213,463)    (244,753)
                               ------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                         8,896,209    9,208,669
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions                213,435      244,717
 Cost of shares redeemed        (5,445,050)  (2,379,651)
                               ------------------------
    Increase in net assets
     derived from capital
     share transactions          3,664,594    7,073,735
                               ------------------------
    Net increase in net
     assets                      6,535,286    9,254,974
NET ASSETS
-------------------------------------------------------
Beginning of year               18,720,164    9,465,190
                               ------------------------
End of year                    $25,255,450  $18,720,164
                               ========================
Undistributed net investment
 income at end of year         $    66,194  $    83,818
                               ========================





70    MainStay Retirement 2050 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              71

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                            INVESTOR CLASS
                                               ----------------------------------------
                                                                           FEBRUARY 28,
                                                                              2008**
                                                YEAR ENDED OCTOBER            THROUGH
                                                        31,                 OCTOBER 31,
                                                2010          2009             2008
Net asset value at beginning of period         $ 7.50        $ 6.57           $  9.46
                                               ------        ------           -------
Net investment income (a)                        0.04          0.09              0.05
Net realized and unrealized gain (loss) on
  investments                                    1.08          0.99             (2.94)
                                               ------        ------           -------
Total from investment operations                 1.12          1.08             (2.89)
                                               ------        ------           -------
Less dividends and distributions:
  From net investment income                    (0.07)        (0.11)               --
  From net realized gain on investments            --         (0.04)               --
                                               ------        ------           -------
Total dividends and distributions               (0.07)        (0.15)               --
                                               ------        ------           -------
Net asset value at end of period               $ 8.55        $ 7.50           $  6.57
                                               ======        ======           =======
Total investment return (c)                     15.08%        16.92%           (30.55%)(b)
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income                          0.55%         1.30%             0.81% ++
  Net expenses (d)                               0.47%         0.47%             0.46% ++
  Expenses (before waiver/reimbursement) (d)     2.17%         2.31%             2.86% ++
Portfolio turnover rate                            70%           67%              138%
Net assets at end of period (in 000's)         $  650        $  299           $    80




                                                                        CLASS I
                                               --------------------------------------------------------          CLASS R2
                                                                                              JUNE 29,         -----------
                                                                                               2007**              YEAR
                                                                                              THROUGH             ENDED
                                                       YEAR ENDED OCTOBER 31,               OCTOBER 31,        OCTOBER 31,
                                                 2010           2009           2008             2007               2010
Net asset value at beginning of period         $  7.53        $  6.59        $ 10.63           $10.00             $ 7.49
                                               -------        -------        -------           ------             ------
Net investment income (a)                         0.08           0.13           0.09             0.02               0.04
Net realized and unrealized gain (loss) on
  investments                                     1.08           0.98          (4.03)            0.61               1.09
                                               -------        -------        -------           ------             ------
Total from investment operations                  1.16           1.11          (3.94)            0.63               1.13
                                               -------        -------        -------           ------             ------
Less dividends and distributions:
  From net investment income                     (0.09)         (0.13)         (0.09)              --              (0.07)
  From net realized gain on investments             --          (0.04)         (0.01)              --                 --
                                               -------        -------        -------           ------             ------
Total dividends and distributions                (0.09)         (0.17)         (0.10)              --              (0.07)
                                               -------        -------        -------           ------             ------
Net asset value at end of period               $  8.60        $  7.53        $  6.59           $10.63             $ 8.55
                                               =======        =======        =======           ======             ======
Total investment return (c)                      15.56%         17.31%        (37.49%)           6.40%(b)          15.10%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income                           1.01%          1.99%          1.08%            0.55%++            0.47%
  Net expenses (d)                                0.12%          0.12%          0.13%            0.13%++            0.47%
  Expenses (before waiver/reimbursement) (d)      1.04%          1.34%          3.18%           39.11%++            1.39%
Portfolio turnover rate                             70%            67%           138%              24%                70%
Net assets at end of period (in 000's)         $17,917        $14,283        $ 7,191           $  273             $1,735
                                                    CLASS R2
                                               -----------------
                                                JANUARY 8,
                                                  2009**
                                                 THROUGH
                                               OCTOBER 31,
                                                   2009
Net asset value at beginning of period            $ 6.22
                                                  ------
Net investment income (a)                           0.04
Net realized and unrealized gain (loss) on
  investments                                       1.23
                                                  ------
Total from investment operations                    1.27
                                                  ------
Less dividends and distributions:
  From net investment income                          --
  From net realized gain on investments               --
                                                  ------
Total dividends and distributions                     --
                                                  ------
Net asset value at end of period                  $ 7.49
                                                  ======
Total investment return (c)                        20.42%(b)(e)
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income                             0.66%++
  Net expenses (d)                                  0.47%++
  Expenses (before waiver/reimbursement) (d)        1.64%++
Portfolio turnover rate                               67%
Net assets at end of period (in 000's)            $  419



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is not annualized.
(c)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R2 and Class
     R3 shares are not subject to sales charges.
(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the Underlying
     Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)  Total investment returns may reflect adjustments to conform to generally accepted accounting principles.




72    MainStay Retirement 2050 Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                 CLASS A
      ------------------------------------------------------------
                                                         JUNE 29,
                                                          2007**
                                                         THROUGH
               YEAR ENDED OCTOBER 31,                  OCTOBER 31,
       2010            2009             2008               2007

      $ 7.49          $ 6.58          $ 10.62             $10.00
      ------          ------          -------             ------
        0.06            0.11             0.09               0.01
        1.08            0.97            (4.05)              0.61
      ------          ------          -------             ------
        1.14            1.08            (3.96)              0.62
      ------          ------          -------             ------

       (0.08)          (0.13)           (0.07)                --
          --           (0.04)           (0.01)                --
      ------          ------          -------             ------
       (0.08)          (0.17)           (0.08)                --
      ------          ------          -------             ------
      $ 8.55          $ 7.49          $  6.58             $10.62
      ======          ======          =======             ======
       15.30%          16.84%          (37.60%)             6.30%(b)

        0.72%           1.62%            0.97%              0.29%++
        0.37%           0.37%            0.38%              0.38%++
        1.29%           1.58%            3.52%             39.60%++
          70%             67%             138%                24%
      $2,224          $1,571          $   721             $  270



                        CLASS R3
      -------------------------------------------
                                         MAY 1,
                                         2008**
                                        THROUGH
      YEAR ENDED OCTOBER 31,          OCTOBER 31,
       2010            2009               2008

      $ 7.48          $ 6.56            $  9.61
      ------          ------            -------
        0.03            0.10               0.01
        1.07            0.96              (3.06)
      ------          ------            -------
        1.10            1.06              (3.05)
      ------          ------            -------

       (0.06)          (0.10)                --
          --           (0.04)                --
      ------          ------            -------
       (0.06)          (0.14)                --
      ------          ------            -------
      $ 8.52          $ 7.48            $  6.56
      ======          ======            =======
       14.78%          16.66%            (31.74%)(b)

        0.39%           1.49%              0.28% ++
        0.72%           0.72%              0.73% ++
        1.64%           1.94%              2.99% ++
          70%             67%               138%
      $2,729          $2,149            $ 1,473




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              73

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009 and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds" and each individually, referred to as a "Fund"). These financial statements and notes relate to the MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund (collectively referred to as the "Retirement Funds" and each individually referred to as a "Retirement Fund"). Each is a diversified fund. Each Retirement Fund is the successor of a series of Eclipse Funds Inc. with the same name (each a "Predecessor Fund"). The reorganizations of the Predecessor Funds with and into the respective Retirement Funds occurred on February 26, 2010. All information and references to periods prior to February 26, 2010 relate to the respective Predecessor Fund.

The Retirement Funds each currently offer six classes of shares. Class A shares and Class I shares commenced operations on June 29, 2007. Class R1 was first offered on June 29, 2007, however has not commenced operations. Class R2 shares and Class R3 shares were first offered to the public on June 29, 2007, but did not commence operations until January 8, 2009 and May 1, 2008, respectively. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class I, Class R1, Class R2 and Class R3 shares are offered at NAV and are not subject to a sales charge. Depending on eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The six classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class R3 shares are subject to higher distribution and/or service fee rates than the Investor Class, Class A and Class R2 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution or service fee. Class R1, Class R2 and Class R3 shares are authorized to pay to the Manager (as defined in Note 3(A)), its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 or Class R3 shares, a shareholder service fee. This is in addition to any fees paid under a distribution plan, where applicable.

The investment objective for each of the Retirement Funds is as follows:

Each Retirement Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. The years in the Funds' names refer to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Retirement Fund.

The MAINSTAY RETIREMENT 2010 FUND is designed for an investor who has retired or is seeking to retire between 2010 and 2015, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

The MAINSTAY RETIREMENT 2020 FUND is designed for an investor who is seeking to retire between the years 2016 and 2025, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

The MAINSTAY RETIREMENT 2030 FUND is designed for an investor who is seeking to retire between the years 2026 and 2035, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

The MAINSTAY RETIREMENT 2040 FUND is designed for an investor who is seeking to retire between the years 2036 and 2045, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

The MAINSTAY RETIREMENT 2050 FUND is designed for an investor who is seeking to retire between the years 2046 and 2055, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

The Retirement Funds are "funds-of-funds" and may invest in other Funds of the Trust as well as Funds of the Eclipse Funds and The MainStay Funds, each a Massachusetts business trust, and Eclipse Funds Inc., a Maryland corporation, for which New York Life Investments also serves as manager ("Affiliated Underlying Funds"). The Retirement Funds may also invest in other unaffiliated funds, if a New York Life Investments managed mutual fund in a particular asset class is not available. ("Unaffiliated Underlying Funds" and, collectively with the Affiliated Underlying Funds, the "Underlying Funds").

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Retirement Funds prepare their financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Retirement Funds are open for business ("valuation date").

"Fair value" is defined as the price that a Retirement Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or

74    MainStay Retirement Funds
liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Retirement Funds' own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Retirement Funds to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Underlying Funds may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for each Retirement Fund's investments is included at the end of each Retirement Fund's Portfolio of Investments.

Investments in Underlying Funds are valued at their NAV at the close of business each day. These securities are generally categorized as Level 1 in the hierarchy.

The Retirement Funds' other investments and securities held by the Affiliated Underlying Funds are valued as described below.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Affiliated Underlying Fund's Manager (as defined in Note 3(A)) in consultation with the Affiliated Underlying Fund's Subadvisor (as defined in Note 3(A)) whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Affiliated Underlying Fund's Manager, in consultation with the Affiliated Underlying Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, include corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Underlying Fund has engaged an independent pricing service to provide market value quotations from dealers in loans.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Retirement Funds' Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Retirement Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund did not hold securities that were valued in such a manner.

The Retirement Funds adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Retirement Funds to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Retirement Funds separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Retirement Funds recognize transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.

(B) FEDERAL INCOME TAXES. Each of the Retirement Funds is treated as a separate entity for federal income tax purposes. The Retirement Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income

                                                   mainstayinvestments.com    75
to the shareholders of each Retirement Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Retirement Funds' tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Retirement Funds' financial statements. The Retirement Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Retirement Funds intend to declare and pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the respective Retirement Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Retirement Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the Retirement Funds from the Underlying Funds are recorded on the ex-dividend date.

Investment income and realized and unrealized gains and losses on investments of the Retirement Funds are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Retirement Funds in proportion to the net assets of the respective Retirement Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by each Retirement Fund, including those of related parties to the Retirement Funds, are shown in the Statement of Operations.

In addition, the Retirement Funds bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense and fee levels and the Retirement Funds may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Retirement Funds may vary.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Retirement Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Retirement Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Retirement Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Retirement Funds.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Retirement Funds' Manager, pursuant to a Management Agreement, as amended ("Management Agreement") which was last approved by the Board on December 15, 2010. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Retirement Funds. Except for the portion of salaries and expenses that are the responsibility of the Retirement Funds, the Manager also pays the salaries and expenses of all personnel affiliated with the Retirement Funds and the operational expenses of the Retirement Funds. Madison Square Investors LLC ("Madison Square Investors" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Retirement Funds and is responsible for the day-to-day portfolio management of the Retirement Funds. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

On December 2, 2010, the Board approved the termination of the Subadvisory Agreement with Madison Square Investors, effective January 1, 2011, after which New York Life Investments will assume the day-to-day portfolio management of the Retirement Funds.

Each Retirement Fund is contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of 0.10% of the average daily net assets of the respective Retirement Fund. New York Life Investments has contractually agreed to waive this fee so that the effective management fee is 0.00%. This waiver may be modified or terminated only with Board approval. Each Retirement Fund also indirectly pays a proportionate share of the management fees paid to the investment advisers of the Underlying Funds in which each Retirement Fund invests.

Effective August 1, 2009, New York Life Investments entered into written expense limitation agreements under which it agreed to reimburse the expenses of the appropriate class of the Retirement Funds so that the total ordinary operating expenses do not exceed the following

76    MainStay Retirement Funds
percentages of average daily net assets: Investor Class, 0.475%; Class A, 0.375%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475% and Class R3,
0.725%. The expense limitation agreements expire on February 28, 2011 and are reviewed annually by the Board in connection with its review of the Retirement Funds' investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreements. Total ordinary operating expenses excludes expense reimbursement from transfer agent, taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which a Fund invests.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

For the year ended October 31, 2010, New York Life Investments earned fees from the Retirement Funds as follows:

                                        TOTAL
MainStay Retirement 2010 Fund          $42,106
----------------------------------------------
MainStay Retirement 2020 Fund           60,526
----------------------------------------------
MainStay Retirement 2030 Fund           75,925
----------------------------------------------
MainStay Retirement 2040 Fund           43,293
----------------------------------------------
MainStay Retirement 2050 Fund           21,559
----------------------------------------------



For the year ended October 31, 2010, New York Life Investments waived/reimbursed expenses of the Retirement Funds as follows:

                                         TOTAL
MainStay Retirement 2010 Fund          $268,144
-----------------------------------------------
MainStay Retirement 2020 Fund           297,524
-----------------------------------------------
MainStay Retirement 2030 Fund           393,944
-----------------------------------------------
MainStay Retirement 2040 Fund           283,716
-----------------------------------------------
MainStay Retirement 2050 Fund           199,961
-----------------------------------------------



State Street Bank and Trust Company ("State Street"), 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Retirement Funds pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Retirement Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the Retirement Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Retirement Funds' administrative operations. For providing these services to the Retirement Funds, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Retirement Funds, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Retirement Funds have adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class, Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from the Investor Class, Class A and Class R2 shares at an annual rate of 0.25% of the average daily net assets of the Investor Class, Class A and Class R2 shares for distribution or service activities as designated by the Distributor. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution/service fee from the Class R3 shares at an annual rate of 0.50% (0.25% for distribution and 0.25% for service activities as designated by the Distributor) of the average daily net assets of the Class R3 shares. Class I and Class R1 shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Retirement Funds' shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares. This is in addition to any fees paid under a distribution plan, where applicable.

 MAINSTAY RETIREMENT 2010 FUND
Class R1                                $   --
----------------------------------------------
Class R2                                 1,717
----------------------------------------------
Class R3                                   910
----------------------------------------------




 MAINSTAY RETIREMENT 2020 FUND
Class R1                                $   --
----------------------------------------------
Class R2                                 1,406
----------------------------------------------
Class R3                                 1,793
----------------------------------------------




 MAINSTAY RETIREMENT 2030 FUND
Class R1                                $   --
----------------------------------------------
Class R2                                 2,354
----------------------------------------------
Class R3                                 5,448
----------------------------------------------




 MAINSTAY RETIREMENT 2040 FUND
Class R1                                $   --
----------------------------------------------
Class R2                                 2,533
----------------------------------------------
Class R3                                 4,101
----------------------------------------------




 MAINSTAY RETIREMENT 2050 FUND
Class R1                                $   --
----------------------------------------------
Class R2                                 1,102
----------------------------------------------
Class R3                                 2,408
----------------------------------------------





                                                   mainstayinvestments.com    77

(C) SALES CHARGES. The Retirement Funds were advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares, for the year ended October 31, 2010, were as follows:

 MAINSTAY RETIREMENT 2010 FUND
Investor Class                          $2,207
----------------------------------------------
Class A                                    602
----------------------------------------------




 MAINSTAY RETIREMENT 2020 FUND
Investor Class                          $6,298
----------------------------------------------
Class A                                  2,117
----------------------------------------------




 MAINSTAY RETIREMENT 2030 FUND
Investor Class                          $7,155
----------------------------------------------
Class A                                  1,005
----------------------------------------------




 MAINSTAY RETIREMENT 2040 FUND
Investor Class                          $5,395
----------------------------------------------
Class A                                    466
----------------------------------------------




 MAINSTAY RETIREMENT 2050 FUND
Investor Class                          $2,525
----------------------------------------------
Class A                                    141
----------------------------------------------



(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Retirement Funds' transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent offset arrangements represent reimbursements of a portion of the transfer agency fees from unaffiliated underlying funds. Transfer agent expenses incurred by the Retirement Funds for the year ended October 31, 2010, were as follows:

 MAINSTAY RETIREMENT 2010 FUND          TOTAL
Investor Class                         $ 3,924
----------------------------------------------
Class A                                 15,058
----------------------------------------------
Class I                                 73,832
----------------------------------------------
Class R1                                    --
----------------------------------------------
Class R2                                 3,896
----------------------------------------------
Class R3                                 2,062
----------------------------------------------




 MAINSTAY RETIREMENT 2020 FUND          TOTAL
Investor Class                         $ 6,913
----------------------------------------------
Class A                                 21,511
----------------------------------------------
Class I                                 77,188
----------------------------------------------
Class R1                                    --
----------------------------------------------
Class R2                                 2,486
----------------------------------------------
Class R3                                 3,169
----------------------------------------------




 MAINSTAY RETIREMENT 2030 FUND           TOTAL
Investor Class                         $  8,229
-----------------------------------------------
Class A                                  28,472
-----------------------------------------------
Class I                                 137,790
-----------------------------------------------
Class R1                                     --
-----------------------------------------------
Class R2                                  5,855
-----------------------------------------------
Class R3                                 13,518
-----------------------------------------------




 MAINSTAY RETIREMENT 2040 FUND          TOTAL
Investor Class                         $ 7,998
----------------------------------------------
Class A                                 15,074
----------------------------------------------
Class I                                 74,394
----------------------------------------------
Class R1                                    --
----------------------------------------------
Class R2                                 6,357
----------------------------------------------
Class R3                                10,301
----------------------------------------------




 MAINSTAY RETIREMENT 2050 FUND          TOTAL
Investor Class                         $ 5,073
----------------------------------------------
Class A                                  4,701
----------------------------------------------
Class I                                 39,458
----------------------------------------------
Class R1                                    --
----------------------------------------------
Class R2                                 2,772
----------------------------------------------
Class R3                                 6,041
----------------------------------------------



For the year ended October 31, 2010, the Retirement Funds were reimbursed transfer agent fees as follows:

                                        TOTAL
MainStay Retirement 2010 Fund           $2,495
----------------------------------------------
MainStay Retirement 2020 Fund            4,336
----------------------------------------------
MainStay Retirement 2030 Fund            6,639
----------------------------------------------
MainStay Retirement 2040 Fund            3,551
----------------------------------------------
MainStay Retirement 2050 Fund            1,733
----------------------------------------------



(E) SMALL AMOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Retirement Funds have implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are

78    MainStay Retirement Funds
charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Retirement Funds with the following values and percentages of net assets as follows:

 MAINSTAY RETIREMENT 2010 FUND
Investor Class                   $   26,458    5.7%
--------------------------------------------------
Class A                             265,008    3.8
--------------------------------------------------
Class I                           1,108,305    3.2
--------------------------------------------------
Class R2                             32,679    1.8
--------------------------------------------------
Class R3                             25,934    3.0
--------------------------------------------------




 MAINSTAY RETIREMENT 2020 FUND
Investor Class                    $ 25,267    1.3%
-------------------------------------------------
Class A                            250,417    1.9
-------------------------------------------------
Class I                            273,213    0.6
-------------------------------------------------
Class R2                            33,547    2.0
-------------------------------------------------
Class R3                            24,726    1.3
-------------------------------------------------




 MAINSTAY RETIREMENT 2030 FUND
Investor Class                    $ 24,237    1.4%
-------------------------------------------------
Class A                            235,244    1.8
-------------------------------------------------
Class I                            162,151    0.3
-------------------------------------------------
Class R2                            34,159    1.2
-------------------------------------------------
Class R3                            23,693    0.4
-------------------------------------------------




 MAINSTAY RETIREMENT 2040 FUND
Investor Class                    $ 23,707    1.8%
-------------------------------------------------
Class A                            228,121    3.3
-------------------------------------------------
Class I                            786,337    2.3
-------------------------------------------------
Class R2                            34,474    1.0
-------------------------------------------------
Class R3                            23,162    0.5
-------------------------------------------------




 MAINSTAY RETIREMENT 2050 FUND
Investor Class                   $   23,363    3.60%
---------------------------------------------------
Class A                             223,400    10.0
---------------------------------------------------
Class I                           1,833,451    10.2
---------------------------------------------------
Class R2                             34,650     2.0
---------------------------------------------------
Class R3                             22,850    0.80
---------------------------------------------------



At October 31, 2010, the Retirement Funds held the following percentages of outstanding shares of affiliated investment companies:

 MAINSTAY RETIREMENT 2010 FUND
MainStay 130/30 Core Fund Class I        0.97%
---------------------------------------------
MainStay 130/30 Growth Fund Class I      1.19
---------------------------------------------
MainStay 130/30 International Fund
  Class I                                0.84
---------------------------------------------
MainStay Common Stock Fund Class I       0.99
---------------------------------------------
MainStay Convertible Fund Class I        0.55
---------------------------------------------
MainStay Epoch Global Choice Fund Class
  I                                      0.61
---------------------------------------------
MainStay Epoch U.S. All Cap Fund Class
  I                                      0.56
---------------------------------------------
MainStay Floating Rate Fund Class I      0.21
---------------------------------------------
MainStay Global High Income Fund Class
  I                                      1.62
---------------------------------------------
MainStay Growth Equity Fund Class I      1.85
---------------------------------------------
MainStay High Yield Corporate Bond Fund
  Class I                                0.06
---------------------------------------------
MainStay High Yield Opportunities Fund
  Class I                                0.52
---------------------------------------------
MainStay ICAP Equity Fund Class I        0.22
---------------------------------------------
MainStay ICAP International Fund Class
  I                                      0.18
---------------------------------------------
MainStay ICAP Select Equity Fund Class
  I                                      0.09
---------------------------------------------
MainStay Indexed Bond Fund Class I       2.01
---------------------------------------------
MainStay Intermediate Term Bond Fund
  Class I                                0.93
---------------------------------------------
MainStay International Equity Fund
  Class I                                0.28
---------------------------------------------
MainStay Large Cap Growth Fund Class I   0.05
---------------------------------------------
MainStay MAP Fund Class I                0.37
---------------------------------------------
MainStay S&P 500 Index Fund Class I      0.03
---------------------------------------------
MainStay U.S. Small Cap Fund Class I     0.28
---------------------------------------------





                                                   mainstayinvestments.com    79

 MAINSTAY RETIREMENT 2020 FUND
MainStay 130/30 Core Fund Class I        1.82%
---------------------------------------------
MainStay 130/30 Growth Fund Class I      2.09
---------------------------------------------
MainStay 130/30 International Fund
  Class I                                1.61
---------------------------------------------
MainStay Common Stock Fund Class I       1.84
---------------------------------------------
MainStay Convertible Fund Class I        0.78
---------------------------------------------
MainStay Epoch Global Choice Fund Class
  I                                      1.16
---------------------------------------------
MainStay Epoch U.S All Cap Fund Class I  1.07
---------------------------------------------
MainStay Floating Rate Fund Class I      0.34
---------------------------------------------
MainStay Global High Income Fund         2.71
---------------------------------------------
MainStay Growth Equity Fund Class I      0.89
---------------------------------------------
MainStay High Yield Corporate Bond Fund
  Class I                                0.08
---------------------------------------------
MainStay High Yield Opportunities Fund
  Class I                                0.70
---------------------------------------------
MainStay ICAP Equity Fund Class I        0.40
---------------------------------------------
MainStay ICAP International Fund Class
  I                                      0.34
---------------------------------------------
MainStay ICAP Select Equity Fund Class
  I                                      0.16
---------------------------------------------
MainStay Indexed Bond Fund Class I       1.83
---------------------------------------------
MainStay Intermediate Term Bond Fund
  Class I                                0.84
---------------------------------------------
MainStay International Equity Fund
  Class I                                0.54
---------------------------------------------
MainStay Large Cap Growth Fund Class I   0.09
---------------------------------------------
MainStay MAP Fund Class I                0.67
---------------------------------------------
MainStay S&P 500 Index Fund Class I      0.05
---------------------------------------------
MainStay U.S. Small Cap Fund Class I     0.66
---------------------------------------------




 MAINSTAY RETIREMENT 2030 FUND
MainStay 130/30 Core Fund Class I        2.94%
---------------------------------------------
MainStay 130/30 Growth Fund Class I      2.60
---------------------------------------------
MainStay 130/30 International Fund
  Class I                                2.79
---------------------------------------------
MainStay Common Stock Fund Class I       2.89
---------------------------------------------
MainStay Convertible Fund Class I        1.07
---------------------------------------------
MainStay Epoch Global Choice Fund Class
  I                                      2.00
---------------------------------------------
MainStay Epoch U.S. All Cap Growth Fund
  Class I                                1.80
---------------------------------------------
MainStay Floating Rate Fund Class I      0.67
---------------------------------------------
MainStay Global High Income Fund Class
  I                                      5.26
---------------------------------------------
MainStay Growth Equity Fund Class I      4.79
---------------------------------------------
MainStay High Yield Corporate Bond Fund
  Class I                                0.10
---------------------------------------------
MainStay High Yield Opportunities Fund
  Class I                                0.84
---------------------------------------------
MainStay ICAP Equity Fund Class I        0.57
---------------------------------------------
MainStay ICAP International Fund Class
  I                                      0.59
---------------------------------------------
MainStay ICAP Select Equity Fund Class
  I                                      0.22
---------------------------------------------
MainStay Indexed Bond Fund Class I       0.67
---------------------------------------------
MainStay Intermediate Term Bond Fund
  Class I                                0.31
---------------------------------------------
MainStay International Equity Fund
  Class I                                0.92
---------------------------------------------
MainStay Large Cap Growth Fund Class I   0.15
---------------------------------------------
MainStay MAP Fund Class I                1.14
---------------------------------------------
MainStay S&P 500 Index Fund Class I      0.01
---------------------------------------------
MainStay U.S. Small Cap Fund Class I     1.42
---------------------------------------------




 MAINSTAY RETIREMENT 2040 FUND
MainStay 130/30 Core Fund Class I        1.83%
---------------------------------------------
MainStay 130/30 Growth Fund Class I      1.36
---------------------------------------------
MainStay 130/30 International Fund
  Class I                                1.73
---------------------------------------------
MainStay Common Stock Fund Class I       1.44
---------------------------------------------
MainStay Convertible Fund Class I        0.38
---------------------------------------------
MainStay Epoch Global Choice Fund Class
  I                                      1.27
---------------------------------------------
MainStay Epoch U.S. All Cap Growth Fund
  Class I                                1.34
---------------------------------------------
MainStay Floating Rate Fund Class I      0.24
---------------------------------------------
MainStay Global High Income Fund Class
  I                                      1.87
---------------------------------------------
MainStay Growth Equity Fund Class I      1.02
---------------------------------------------
MainStay High Yield Corporate Bond Fund
  Class I                                0.04
---------------------------------------------
MainStay High Yield Opportunities Fund
  Class I                                0.30
---------------------------------------------
MainStay ICAP Equity Fund Class I        0.33
---------------------------------------------
MainStay ICAP International Fund Class
  I                                      0.37
---------------------------------------------
MainStay ICAP Select Equity Fund Class
  I                                      0.13
---------------------------------------------
MainStay Indexed Bond Fund Class I       0.24
---------------------------------------------
MainStay Intermediate Term Bond Fund
  Class I                                0.11
---------------------------------------------
MainStay International Equity Fund
  Class I                                0.58
---------------------------------------------
MainStay Large Cap Growth Fund Class I   0.08
---------------------------------------------
MainStay MAP Fund Class I                0.67
---------------------------------------------
MainStay S&P 500 Index Fund Class I      0.00++
---------------------------------------------
MainStay U.S. Small Cap Fund Class I     1.49
---------------------------------------------




 MAINSTAY RETIREMENT 2050 FUND
MainStay 130/30 Core Fund Class I        0.99%
---------------------------------------------
MainStay 130/30 Growth Fund Class I      0.63
---------------------------------------------
MainStay 130/30 International Fund
  Class I                                0.98
---------------------------------------------
MainStay Common Stock Fund Class I       0.62
---------------------------------------------
MainStay Convertible Fund Class I        0.12
---------------------------------------------
MainStay Epoch Global Choice Fund Class
  I                                      0.70
---------------------------------------------
MainStay Epoch U.S. All Cap Fund Class
  I                                      0.68
---------------------------------------------
MainStay Floating Rate Fund Class I      0.07
---------------------------------------------
MainStay Global High Income Fund Class
  I                                      0.58
---------------------------------------------
MainStay Growth Equity Fund Class I      1.62
---------------------------------------------
MainStay High Yield Corporate Bond Fund
  Class I                                0.01
---------------------------------------------
MainStay High Yield Opportunities Fund
  Class I                                0.09
---------------------------------------------
MainStay ICAP Equity Fund Class I        0.14
---------------------------------------------
MainStay ICAP International Fund Class
  I                                      0.21
---------------------------------------------


80    MainStay Retirement Funds

 MAINSTAY RETIREMENT 2050 FUND
MainStay ICAP Select Equity Fund Class I
0.06
---------------------------------------------
MainStay Indexed Bond Fund Class I       0.07
---------------------------------------------
MainStay Intermediate Term Bond Fund
  Class I                                0.03
---------------------------------------------
MainStay International Equity Fund
  Class I                                0.32
---------------------------------------------
MainStay Large Cap Growth Fund Class I   0.04
---------------------------------------------
MainStay MAP Fund Class I                0.40
---------------------------------------------
MainStay S&P 500 Index Fund Class I      0.00++
---------------------------------------------
MainStay U.S. Small Cap Fund Class I     1.16
---------------------------------------------



++ Less than one-hundredth of a percent.

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Retirement Funds by the Office of the General Counsel of New York Life Investments is payable directly by the Retirement Funds. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were as follows:

                                        TOTAL
MainStay Retirement 2010 Fund           $2,070
----------------------------------------------
MainStay Retirement 2020 Fund            2,963
----------------------------------------------
MainStay Retirement 2030 Fund            3,692
----------------------------------------------
MainStay Retirement 2040 Fund            2,094
----------------------------------------------
MainStay Retirement 2050 Fund            1,043
----------------------------------------------



NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

                                                 ACCUMULATED                                           TOTAL
                                                     CAPITAL          OTHER        UNREALIZED    ACCUMULATED
                                     ORDINARY      AND OTHER      TEMPORARY      APPRECIATION    GAIN (LOSS)
                                       INCOME    GAIN (LOSS)    DIFFERENCES    (DEPRECIATION)
MainStay Retirement 2010 Fund        $641,264       $647,817            $--        $3,103,464     $4,392,545
------------------------------------------------------------------------------------------------------------
MainStay Retirement 2020 Fund         822,194        936,837             --         5,736,585      7,495,616
------------------------------------------------------------------------------------------------------------
MainStay Retirement 2030 Fund         606,338        492,810             --         8,463,051      9,562,199
------------------------------------------------------------------------------------------------------------
MainStay Retirement 2040 Fund         308,867        483,139             --         4,474,347      5,266,353
------------------------------------------------------------------------------------------------------------
MainStay Retirement 2050 Fund          66,194        186,197             --         1,950,711      2,203,102
------------------------------------------------------------------------------------------------------------



The difference between book-basis and tax basis unrealized appreciations is primarily due to wash sale deferrals.

The following table discloses the current year reclassifications between accumulated undistributed net investment income and accumulated net realized gain on investments arising from permanent differences; net assets at October 31, 2010 were not affected.

                                                           ACCUMULATED     ACCUMULATED
                                                         UNDISTRIBUTED    NET REALIZED       ADDITIONAL
                                                        NET INVESTMENT  GAIN (LOSS) ON  PAID-IN CAPITAL
                                                         INCOME (LOSS)     INVESTMENTS
MainStay Retirement 2010 Fund                                  $22,949        $(22,949)             $--
-------------------------------------------------------------------------------------------------------
MainStay Retirement 2020 Fund                                   30,314         (30,314)              --
-------------------------------------------------------------------------------------------------------
MainStay Retirement 2030 Fund                                   31,222         (31,222)              --
-------------------------------------------------------------------------------------------------------
MainStay Retirement 2040 Fund                                   15,492         (15,492)              --
-------------------------------------------------------------------------------------------------------
MainStay Retirement 2050 Fund                                    7,116          (7,116)              --
-------------------------------------------------------------------------------------------------------



The reclassifications for the Funds are primarily due to reclassifications of distributions from Underlying Funds reclassifications.

MAINSTAY RETIREMENT 2010 FUND
The Fund utilized $917,275 of capital loss carryforwards during the year ended October 31, 2010.

MAINSTAY RETIREMENT 2020 FUND
The Fund utilized $1,352,363 of capital loss carryforwards during the year ended October 31, 2010.

MAINSTAY RETIREMENT 2030 FUND
The Fund utilized $1,811,199 of capital loss carryforwards during the year ended October 31, 2010.

MAINSTAY RETIREMENT 2040 FUND
The Fund utilized $1,047,866 of capital loss carryforwards during the year ended October 31, 2010.

MAINSTAY RETIREMENT 2050 FUND
The Fund utilized $757,866 capital loss carryforwards during the year ended October 31, 2010.


                                                   mainstayinvestments.com    81

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 shown in the Statements of Changes in Net Assets, was as follows:

                                                    2010                                      2009
                                 -----------------------------------------  ---------------------------------------
                                     TAX-BASED       TAX-BASED                  TAX-BASED       TAX-BASED
                                 DISTRIBUTIONS   DISTRIBUTIONS              DISTRIBUTIONS   DISTRIBUTIONS
                                 FROM ORDINARY  FROM LONG-TERM              FROM ORDINARY  FROM LONG-TERM
                                        INCOME           GAINS       TOTAL         INCOME           GAINS     TOTAL
MainStay Retirement 2010 Fund       $  935,726             $--  $  935,726       $656,191         $    --  $656,191
-------------------------------------------------------------------------------------------------------------------
MainStay Retirement 2020 Fund        1,082,428              --   1,082,428        634,246          54,843   689,089
-------------------------------------------------------------------------------------------------------------------
MainStay Retirement 2030 Fund        1,051,998              --   1,051,998        667,237          42,165   709,402
-------------------------------------------------------------------------------------------------------------------
MainStay Retirement 2040 Fund          488,651              --     488,651        337,678              --   337,678
-------------------------------------------------------------------------------------------------------------------
MainStay Retirement 2050 Fund          213,463              --     213,463        188,549          56,204   244,753
-------------------------------------------------------------------------------------------------------------------



NOTE 5-CUSTODIAN

State Street is the custodian of the cash and the securities of the Retirement Funds. Custodial fees are charged to the Retirement Funds based on the market value of securities in the Retirement Funds and the number of certain cash transactions incurred by the Retirement Funds.

NOTE 6-LINE OF CREDIT

The Retirement Funds and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 7-PURCHASES AND SALES OF SECURITIES (IN 000'S)

For the year ended October 31, 2010, purchases and sales of securities were as follows:

                                     MAINSTAY RETIREMENT     MAINSTAY RETIREMENT     MAINSTAY RETIREMENT
                                          2010 FUND               2020 FUND               2030 FUND
                                    --------------------    --------------------    --------------------
                                    PURCHASES      SALES    PURCHASES      SALES    PURCHASES      SALES
U.S. Government Securities            $    --    $    --      $    --    $    --      $    --    $    --
--------------------------------------------------------------------------------------------------------
All Others                             33,833     35,486       45,838     43,731       55,031     45,107
--------------------------------------------------------------------------------------------------------
Total                                 $33,833    $35,486      $45,838    $43,731      $55,031    $45,107
--------------------------------------------------------------------------------------------------------




                                                     MAINSTAY RETIREMENT     MAINSTAY RETIREMENT
                                                          2040 FUND               2050 FUND
                                                    --------------------    --------------------
                                                    PURCHASES      SALES    PURCHASES      SALES
U.S. Government Securities                            $    --    $    --      $    --    $    --
------------------------------------------------------------------------------------------------
All Others                                             33,892     27,873       18,615     14,966
------------------------------------------------------------------------------------------------
Total                                                 $33,892    $27,873      $18,615    $14,966
------------------------------------------------------------------------------------------------





82    MainStay Retirement Funds

NOTE 8-CAPITAL SHARE TRANSACTIONS

MAINSTAY RETIREMENT 2010 FUND

 INVESTOR CLASS                    SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                        32,781  $    312,399
Shares issued to shareholders
  in reinvestment of
  dividends                           434         4,024
Shares redeemed                    (4,545)      (42,911)
                               ------------------------
Net increase (decrease)            28,670  $    273,512
                               ========================
Year ended October 31, 2009:
Shares sold                        16,227  $    130,137
Shares issued to shareholders
  in reinvestment of
  dividends                           159         1,237
Shares redeemed                    (3,798)      (29,808)
                               ------------------------
Net increase (decrease)            12,588  $    101,566
                               ========================


 CLASS A                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                       144,380  $  1,372,805

Shares issued to shareholders
  in reinvestment of
  dividends                        15,415       142,596

Shares redeemed                  (189,531)   (1,790,461)
                               ------------------------


Net increase (decrease)           (29,736) $   (275,060)
                               ========================


Year ended October 31, 2009:

Shares sold                       385,040  $  3,145,755

Shares issued to shareholders
  in reinvestment of
  dividends                        15,094       116,981

Shares redeemed                  (235,937)   (1,928,123)
                               ------------------------


Net increase (decrease)           164,197  $  1,334,613
                               ========================



 CLASS I                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                     1,181,700  $ 11,220,848

Shares issued to shareholders
  in reinvestment of
  dividends                        79,405       737,674

Shares redeemed                (1,397,657)  (13,213,481)
                               ------------------------


Net increase (decrease)          (136,552) $ (1,254,959)
                               ========================


Year ended October 31, 2009:

Shares sold                     2,369,429  $ 19,282,165

Shares issued to shareholders
  in reinvestment of
  dividends                        66,902       519,833

Shares redeemed                (1,362,101)  (10,831,838)
                               ------------------------


Net increase (decrease)         1,074,230  $  8,970,160
                               ========================



 CLASS R2                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                        45,714  $    434,695

Shares issued to shareholders
  in reinvestment of
  dividends                         3,533        32,713

Shares redeemed                   (71,595)     (680,293)
                               ------------------------


Net increase (decrease)           (22,348) $   (212,885)
                               ========================


Period ended October 31, 2009
  (a):

Shares sold                       225,016  $  1,868,095

Shares redeemed                   (25,432)     (221,803)
                               ------------------------


Net increase (decrease)           199,584  $  1,646,292
                               ========================



 CLASS R3                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                         7,655  $     72,183

Shares issued to shareholders
  in reinvestment of
  dividends                         2,019        18,719

Shares redeemed                   (32,534)     (301,647)
                               ------------------------


Net increase (decrease)           (22,860) $   (210,745)
                               ========================


Year ended October 31, 2009:

Shares sold                        12,518  $    102,259

Shares issued to shareholders
  in reinvestment of
  dividends                         2,335        18,140

Shares redeemed                   (17,552)     (145,455)
                               ------------------------


Net increase (decrease)            (2,699) $    (25,056)
                               ========================


(a) Class R2 shares commenced operations on January 8,
    2009.


MAINSTAY RETIREMENT 2020 FUND

 INVESTOR CLASS                    SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                       134,132  $  1,197,146
Shares issued to shareholders
  in reinvestment of
  dividends                         2,000        17,599
Shares redeemed                   (25,731)     (231,819)
                               ------------------------
Net increase in shares
  outstanding before
  conversion                      110,401       982,926
Shares converted into
  Investor Class
  (See Note 1)                      1,161        10,587
Shares converted from
  Investor Class
  (See Note 1)                    (16,630)     (150,114)
                               ------------------------
Net increase (decrease)            94,932  $    843,399
                               ========================
Year ended October 31, 2009:
Shares sold                        76,970  $    566,281
Shares issued to shareholders
  in reinvestment of
  dividends and distributions         956         6,802
Shares redeemed                    (9,722)      (76,601)
                               ------------------------
Net increase in shares
  outstanding before
  conversion                       68,204       496,482
Shares converted into
  Investor Class
  (See Note 1)                      2,812        19,178
Shares converted from
  Investor Class
  (See Note 1)                    (10,021)      (71,352)
                               ------------------------
Net increase (decrease)            60,995  $    444,308
                               ========================



                                                   mainstayinvestments.com    83

 CLASS A                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                       285,232  $  2,527,707

Shares issued to shareholders
  in reinvestment of
  dividends                        22,685       199,170

Shares redeemed                  (205,000)   (1,827,517)
                               ------------------------


Net increase in shares
  outstanding before
  conversion                      102,917       899,360

Shares converted into Class A
  (See Note 1)                     16,653       150,114

Shares converted from Class A
  (See Note 1)                     (1,163)      (10,587)
                               ------------------------


Net increase (decrease)           118,407  $  1,038,887
                               ========================


Year ended October 31, 2009:

Shares sold                       811,161  $  6,203,506

Shares issued to shareholders
  in reinvestment of
  dividends and distributions      19,556       138,847

Shares redeemed                  (211,181)   (1,603,375)
                               ------------------------


Net increase in shares
  outstanding before
  conversion                      619,536     4,738,978

Shares converted into Class A
  (See Note 1)                     10,007        71,352

Shares converted from Class A
  (See Note 1)                     (2,820)      (19,178)
                               ------------------------


Net increase (decrease)           626,723  $  4,791,152
                               ========================



 CLASS I                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                     1,741,398  $ 15,618,479

Shares issued to shareholders
  in reinvestment of
  dividends                        93,163       820,771

Shares redeemed                (1,901,355)  (16,942,828)
                               ------------------------


Net increase (decrease)           (66,794) $   (503,578)
                               ========================


Year ended October 31, 2009:

Shares sold                     3,269,384  $ 24,448,430

Shares issued to shareholders
  in reinvestment of
  dividends and distributions      72,103       513,376

Shares redeemed                (1,001,095)   (7,269,270)
                               ------------------------


Net increase (decrease)         2,340,392  $ 17,692,536
                               ========================



 CLASS R2                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                        73,783  $    671,682

Shares issued to shareholders
  in reinvestment of
  dividends                         2,091        18,380

Shares redeemed                   (19,324)     (175,261)
                               ------------------------


Net increase (decrease)            56,550  $    514,801
                               ========================


Period ended October 31, 2009
  (a):

Shares sold                       130,313  $  1,002,492

Shares redeemed                    (6,527)      (55,039)
                               ------------------------


Net increase (decrease)           123,786  $    947,453
                               ========================



 CLASS R3                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                        17,087  $    152,566

Shares issued to shareholders
  in reinvestment of
  dividends                         3,016        26,508

Shares redeemed                   (19,394)     (172,971)
                               ------------------------


Net increase (decrease)               709  $      6,103
                               ========================


Year ended October 31, 2009:

Shares sold                        30,809  $    229,532

Shares issued to shareholders
  in reinvestment of
  dividends and distributions       4,223        30,064

Shares redeemed                   (10,050)      (74,374)
                               ------------------------


Net increase (decrease)            24,982  $    185,222
                               ========================


(a) Class R2 shares commenced operations on January 8,
    2009.


MAINSTAY RETIREMENT 2030 FUND

 INVESTOR CLASS                    SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                       149,946  $  1,258,688
Shares issued to shareholders
  in reinvestment of
  dividends                         1,219        10,126
Shares redeemed                   (17,737)     (148,742)
                               ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                      133,428     1,120,072
Shares converted into
  Investor Class
  (See Note 1)                      2,882        24,961
Shares converted from
  Investor Class
  (See Note 1)                    (13,656)     (116,287)
                               ------------------------
Net increase (decrease)           122,654  $  1,028,746
                               ========================
Year ended October 31, 2009:
Shares sold                        69,077  $    472,304
Shares issued to shareholders
  in reinvestment of
  dividends and distributions         510         3,337
Shares redeemed                    (8,327)      (60,435)
                               ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                       61,260       415,206
Shares converted into
  Investor Class
  (See Note 1)                      3,119        24,733
Shares converted from
  Investor Class
  (See Note 1)                     (3,422)      (27,920)
                               ------------------------
Net increase (decrease)            60,957  $    412,019
                               ========================



84    MainStay Retirement Funds

 CLASS A                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                       282,839  $  2,358,816

Shares issued to shareholders
  in reinvestment of
  dividends                        18,191       150,443

Shares redeemed                  (189,735)   (1,585,647)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                      111,295       923,612

Shares converted into Class A
  (See Note 1)                     13,689       116,287

Shares converted from Class A
  (See Note 1)                     (2,889)      (24,961)
                               ------------------------


Net increase (decrease)           122,095  $  1,014,938
                               ========================


Year ended October 31, 2009:

Shares sold                       773,081  $  5,484,802

Shares issued to shareholders
  in reinvestment of
  dividends and distributions      17,887       116,620

Shares redeemed                  (184,742)   (1,332,711)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                      606,226     4,268,711

Shares converted into Class A
  (See Note 1)                      3,434        27,920

Shares converted from Class A
  (See Note 1)                     (3,127)      (24,733)
                               ------------------------


Net increase (decrease)           606,533  $  4,271,898
                               ========================



 CLASS I                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                     2,224,743  $ 18,725,669

Shares issued to shareholders
  in reinvestment of
  dividends                        97,231       808,959

Shares redeemed                (1,572,241)  (13,182,775)
                               ------------------------


Net increase (decrease)           749,733  $  6,351,853
                               ========================


Year ended October 31, 2009:

Shares sold                     4,179,658  $ 28,810,694

Shares issued to shareholders
  in reinvestment of
  dividends and distributions      79,484       520,621

Shares redeemed                (1,298,386)   (8,739,161)
                               ------------------------


Net increase (decrease)         2,960,756  $ 20,592,154
                               ========================



 CLASS R2                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                       230,106  $  1,950,994

Shares issued to shareholders
  in reinvestment of
  dividends                         2,734        22,641

Shares redeemed                  (102,375)     (843,645)
                               ------------------------


Net increase (decrease)           130,465  $  1,129,990
                               ========================


Period ended October 31, 2009
  (a):

Shares sold                       226,218  $  1,613,043

Shares redeemed                   (32,294)     (238,649)
                               ------------------------


Net increase (decrease)           193,924  $  1,374,394
                               ========================



 CLASS R3                          SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                        67,869  $    569,152

Shares issued to shareholders
  in reinvestment of
  dividends                         7,208        59,829

Shares redeemed                   (28,024)     (236,349)
                               ------------------------


Net increase (decrease)            47,053  $    392,632
                               ========================


Year ended October 31, 2009:

Shares sold                        93,726  $    660,935

Shares issued to shareholders
  in reinvestment of
  dividends and distributions      10,508        68,824

Shares redeemed                   (22,582)     (154,623)
                               ------------------------


Net increase (decrease)            81,652  $    575,136
                               ========================


(a) Class R2 shares commenced operations on January 8,
    2009.


MAINSTAY RETIREMENT 2040 FUND

 INVESTOR CLASS                   SHARES       AMOUNT
Year ended October 31, 2010:
Shares sold                       88,883  $   728,276
Shares issued to shareholders
  in reinvestment of
  dividends                          994        8,084
Shares redeemed                  (16,886)    (139,458)
                               ----------------------
Net increase (decrease) in
  shares outstanding before
  conversion                      72,991      596,902
Shares converted into
  Investor Class
  (See Note 1)                       483        4,085
Shares converted from
  Investor Class
  (See Note 1)                      (637)      (5,376)
                               ----------------------
Net increase (decrease)           72,837  $   595,611
                               ======================
Year ended October 31, 2009:
Shares sold                       73,171  $   472,041
Shares issued to shareholders
  in reinvestment of
  dividends                          325        2,062
Shares redeemed                   (6,321)     (43,316)
                               ----------------------
Net increase in shares
  outstanding before
  conversion                      67,175      430,787
Shares converted into
  Investor Class
  (See Note 1)                       108          641
                               ----------------------
Net increase (decrease)           67,283  $   431,428
                               ======================



                                                   mainstayinvestments.com    85

 CLASS A                          SHARES       AMOUNT

Year ended October 31, 2010:

Shares sold                      171,077  $ 1,392,600

Shares issued to shareholders
  in reinvestment of
  dividends                        8,087       65,427

Shares redeemed                 (108,115)    (890,542)
                               ----------------------


Net increase (decrease) in
  shares outstanding before
  conversion                      71,049      567,485

Shares converted into Class A
  (See Note 1)                       639        5,376

Shares converted from Class A
  (See Note 1)                      (485)      (4,085)
                               ----------------------


Net increase (decrease)           71,203  $   568,776
                               ======================


Year ended October 31, 2009:

Shares sold                      441,203  $ 3,028,918

Shares issued to shareholders
  in reinvestment of
  dividends                        8,702       54,906

Shares redeemed                  (92,820)    (664,612)
                               ----------------------


Net increase (decrease) in
  shares outstanding before
  conversion                     357,085    2,419,212

Shares converted from Class A
  (See Note 1)                      (108)        (641)
                               ----------------------


Net increase (decrease)          356,977  $ 2,418,571
                               ======================



 CLASS I                          SHARES       AMOUNT

Year ended October 31, 2010:

Shares sold                    1,242,546  $10,231,009

Shares issued to shareholders
  in reinvestment of
  dividends                       44,430      361,660

Shares redeemed                 (968,618)  (7,905,780)
                               ----------------------


Net increase (decrease)          318,358  $ 2,686,889
                               ======================


Year ended October 31, 2009:

Shares sold                    2,423,866  $16,618,190

Shares issued to shareholders
  in reinvestment of
  dividends                       36,530      231,599

Shares redeemed                 (648,968)  (4,385,445)
                               ----------------------


Net increase (decrease)        1,811,428  $12,464,344
                               ======================



 CLASS R2                         SHARES       AMOUNT

Year ended October 31, 2010:

Shares sold                      246,911  $ 2,066,813

Shares issued to shareholders
  in reinvestment of
  dividends                        2,286       18,538

Shares redeemed                  (47,016)    (385,515)
                               ----------------------


Net increase (decrease)          202,181  $ 1,699,836
                               ======================


Period ended October 31, 2009
  (a):

Shares sold                      195,423  $ 1,350,125

Shares redeemed                  (10,909)     (75,089)
                               ----------------------


Net increase (decrease)          184,514  $ 1,275,036
                               ======================



 CLASS R3                         SHARES       AMOUNT

Year ended October 31, 2010:

Shares sold                       58,272  $   475,421

Shares issued to shareholders
  in reinvestment of
  dividends                        4,277       34,687

Shares redeemed                  (11,297)     (92,671)
                               ----------------------


Net increase (decrease)           51,252  $   417,437
                               ======================


Year ended October 31, 2009:

Shares sold                       86,762  $   569,698

Shares issued to shareholders
  in reinvestment of
  dividends                        7,758       49,111

Shares redeemed                  (28,437)    (199,767)
                               ----------------------


Net increase (decrease)           66,083  $   419,042
                               ======================


(a) Class R2 shares commenced operations on January
    8, 2009.


MAINSTAY RETIREMENT 2050 FUND

 INVESTOR CLASS                    SHARES       AMOUNT
Year ended October 31, 2010:
Shares sold                        40,499  $   321,366
Shares issued to shareholders
  in reinvestment of dividends        425        3,360
Shares redeemed                    (4,749)     (38,188)
                                ----------------------
Net increase (decrease)            36,175  $   286,538
                                ======================
Year ended October 31, 2009:
Shares sold                        27,175  $   176,228
Shares issued to shareholders
  in reinvestment of dividends
  and distributions                   346        2,120
Shares redeemed                    (2,833)     (18,841)
                                ----------------------
Net increase (decrease) in
  shares outstanding before
  conversion                       24,688      159,507
Shares converted into Investor
  Class
  (See Note 1)                      2,954       16,926
                                ----------------------
Net increase (decrease)            27,642  $   176,433
                                ======================


 CLASS A                           SHARES       AMOUNT

Year ended October 31, 2010:

Shares sold                        67,378  $   534,027

Shares issued to shareholders
  in reinvestment of dividends      2,180       17,197

Shares redeemed                   (19,037)    (149,462)
                                ----------------------


Net increase (decrease)            50,521  $   401,762
                                ======================


Year ended October 31, 2009:

Shares sold                       125,754  $   820,076

Shares issued to shareholders
  in reinvestment of dividends
  and distributions                 3,393       20,730

Shares redeemed                   (26,175)    (169,050)
                                ----------------------


Net increase (decrease) in
  shares outstanding before
  conversion                      102,972      671,756

Shares converted from Class A
  (See Note 1)                     (2,959)     (16,926)
                                ----------------------


Net increase (decrease)           100,013  $   654,830
                                ======================




86    MainStay Retirement Funds

 CLASS I                           SHARES       AMOUNT

Year ended October 31, 2010:

Shares sold                       797,895  $ 6,381,929

Shares issued to shareholders
  in reinvestment of dividends     21,464      169,995

Shares redeemed                  (632,521)  (5,040,806)
                                ----------------------


Net increase (decrease)           186,838  $ 1,511,118
                                ======================


Year ended October 31, 2009:

Shares sold                     1,096,923  $ 7,402,117

Shares issued to shareholders
  in reinvestment of dividends
  and distributions                30,754      188,524

Shares redeemed                  (321,610)  (2,138,066)
                                ----------------------


Net increase (decrease)           806,067  $ 5,452,575
                                ======================



 CLASS R2                          SHARES       AMOUNT

Year ended October 31, 2010:

Shares sold                       160,749  $ 1,314,761

Shares issued to shareholders
  in reinvestment of dividends        669        5,289

Shares redeemed                   (14,551)    (115,325)
                                ----------------------


Net increase (decrease)           146,867  $ 1,204,725
                                ======================


Period ended October 31, 2009
  (a):

Shares sold                        56,090  $   390,598

Shares redeemed                       (82)        (631)
                                ----------------------


Net increase (decrease)            56,008  $   389,967
                                ======================



 CLASS R3                          SHARES       AMOUNT

Year ended October 31, 2010:

Shares sold                        43,337  $   344,126

Shares issued to shareholders
  in reinvestment of dividends      2,230       17,594

Shares redeemed                   (12,741)    (101,269)
                                ----------------------


Net increase (decrease)            32,826  $   260,451
                                ======================


Year ended October 31, 2009:

Shares sold                        65,692  $   419,650

Shares issued to shareholders
  in reinvestment of dividends
  and distributions                 5,457       33,343

Shares redeemed                    (8,241)     (53,063)
                                ----------------------


Net increase (decrease)            62,908  $   399,930
                                ======================


(a) Class R2 shares commenced operations on January 8,
    2009.




NOTE 9-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Retirement Funds as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Retirement Funds' management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments have been identified. The following disclosure changes have occurred subsequent to October 31, 2010: (1) extension of the current written expense limitation agreement, and (2) termination of the Subadvisory Agreement with Madison Square Investors LLC, effective January 1, 2011 as disclosed in Note 3(A).


                                                   mainstayinvestments.com    87

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, and MainStay Retirement 2050 Fund ("the Funds"), five of the funds constituting MainStay Funds Trust, as of October 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the transfer agent of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, and MainStay Retirement 2050 Fund of MainStay Funds Trust as of October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


88    MainStay Retirement Funds

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreements between the MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund ("Retirement Funds") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreements between New York Life Investments and Madison Square Investors LLC ("MSI") on behalf of the Retirement Funds.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Retirement Funds prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Retirement Funds' investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and MSI on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Retirement Funds, and the rationale for any differences in the Retirement Funds' management and/or subadvisory fees and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Retirement Funds to New York Life Investments and its affiliates, including MSI as subadviser to the Retirement Funds, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Retirement Funds prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Retirement Funds by New York Life Investments and MSI;
(ii) the investment performance of the Retirement Funds, New York Life Investments and MSI; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates, including MSI as subadviser to the Retirement Funds, from their relationship with the Retirement Funds; (iv) the extent to which economies of scale may be realized as the Retirement Funds grow, and the extent to which economies of scale may benefit Retirement Funds investors; and (v) the reasonableness of the Retirement Funds' management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Retirement Funds, and that the Retirement Funds' shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Retirement Funds. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND MSI

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Retirement Funds. The Board evaluated New York Life Investments' experience in serving as manager of the Retirement Funds, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Retirement Funds, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Retirement Funds' legal and compliance environment for overseeing MSI's compliance with the Retirement Funds' policies and investment objectives, and for implementing Board directives as they relate to the Retirement Funds. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Retirement Funds, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Retirement Funds' officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Retirement Funds' prospectus.


                                                   mainstayinvestments.com    89

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)


The Board also examined the nature, extent and quality of the services that MSI provides to the Retirement Funds. The Board evaluated MSI's experience in serving as subadviser to the Retirement Funds and managing other portfolios. It examined MSI's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at MSI, and MSI's overall legal and compliance environment. The Board also reviewed MSI's willingness to invest in personnel designed to benefit the Retirement Funds. In this regard, the Board considered the experience of the Retirement Funds' portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Retirement Funds likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and MSI's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Retirement Funds' investment performance, the Board considered investment performance results in light of the Retirement Funds' investment objectives, strategies and risks, as disclosed in the Retirement Funds' prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Retirement Funds throughout the year. These reports include, among other things, information on the Retirement Funds' gross and net returns, the Retirement Funds' investment performance relative to relevant investment categories and Fund benchmarks, the Retirement Funds' risk-adjusted investment performance, and the Retirement Funds' investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Retirement Funds as compared to peer funds.

In considering the Retirement Funds' investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Retirement Funds' investment performance, as well as discussions between the Retirement Funds' portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Because the Retirement Funds invest substantially all of their assets in other funds advised by New York Life Investments, the Board considered the rationale for the allocation among and selection of the underlying funds in which the Retirement Funds invest, including the investment performance of the underlying funds.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Retirement Funds, along with ongoing efforts by New York Life Investments and MSI to enhance investment returns, supported a determination to approve the Agreements. The Retirement Funds disclose more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Retirement Funds' prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND MSI

The Board considered the costs of the services provided by New York Life Investments and MSI under the Agreements, and the profits realized by New York Life Investments and its affiliates due to their relationships with the Retirement Funds. The Board noted that the shareholders of the Retirement Funds indirectly pay the management fees of the underlying funds in which the Retirement Funds invest. The Board considered that the Retirement Funds' investments in underlying funds that are affiliates of New York Life Investments indirectly benefit New York Life Investments. Because MSI is an affiliate of New York Life Investments whose subadvisory fees are paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and MSI in the aggregate.

In evaluating any costs and profits of New York Life Investments and its affiliates, including MSI, due to their relationships with the Retirement Funds, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Retirement Funds, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Retirement Funds. The Board acknowledged that New York Life Investments and MSI must be in a position to pay and retain experienced professional personnel to provide services to the Retirement Funds, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Retirement Funds. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Retirement Funds, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Retirement Funds, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships

90    MainStay Retirement Funds
with the Retirement Funds. The Board further considered that, in addition to fees earned by New York Life Investments for managing the Retirement Funds, New York Life Investments' affiliates also earn revenues from serving the Retirement Funds in various other capacities, including as the Retirement Funds' transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Retirement Funds to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Retirement Funds on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates (including
MSI) due to their relationships with the Retirement Funds supported the Board's determination to approve the Agreements.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE RETIREMENT FUNDS GROW

The Board also considered whether the Retirement Funds' expense structures permitted economies of scale to be shared with Retirement Fund investors. The Board reviewed information from New York Life Investments showing how the Retirement Funds' management fee schedules compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Retirement Funds' management fee schedules hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Retirement Funds benefit from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged economies of scale may be shared with the Retirement Funds in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees. The Board also noted that it separately considers economies of scale as part of its review of the management agreements of the underlying funds in which the Retirement Funds invest.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Retirement Funds' expense structures appropriately reflect economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Retirement Funds' expense structures as the Retirement Funds grow over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Retirement Funds' expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Retirement Funds to New York Life Investments, since the fees to be paid to MSI are paid by New York Life Investments, not the Retirement Funds. The Board also considered the impact of the Retirement Funds' expense limitation arrangements pursuant to which New York Life Investments has agreed to waive its management fee entirely and to limit the Retirement Funds' total ordinary operating expenses.

In assessing the reasonableness of the Retirement Funds' fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. The Board also considered the reasonableness of the fees and expenses the Retirement Funds indirectly pay by investing in underlying funds that charge management fees. The Board considered New York Life Investments' process for monitoring and disclosing potential conflicts in MSI's selection of underlying funds for the Retirement Funds. In addition, the Board considered information provided by New York Life Investments and MSI on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Retirement Funds. In this regard, the Board took into account explanations from New York Life Investments and MSI about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Retirement Funds' management fees and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Retirement Funds based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Retirement Funds' average net assets. The Board took into account information from New York Life Investments showing that the Retirement Funds' transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Retirement Funds' transfer agent, charges the Retirement Funds are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Retirement Funds' transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have

                                                   mainstayinvestments.com    91

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENTS AND SUBADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)



taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500; (iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Retirement Funds' management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


92    MainStay Retirement Funds

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010, the Retirement Funds designated approximately the following amounts under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.

MainStay Retirement 2010 Fund          $195,242
-----------------------------------------------
MainStay Retirement 2020 Fund           360,615
-----------------------------------------------
MainStay Retirement 2030 Fund           487,972
-----------------------------------------------
MainStay Retirement 2040 Fund           312,803
-----------------------------------------------
MainStay Retirement 2050 Fund           157,145
-----------------------------------------------



The dividends paid by the following Retirement Funds during the fiscal year ended October 31, 2010, which are not designated as capital gain distributions should be multiplied by the following percentages to arrive at the amount eligible for the corporate dividend-received deduction.

                                        DRD%
MainStay Retirement 2010 Fund           13.3%
--------------------------------------------
MainStay Retirement 2020 Fund           17.5
--------------------------------------------
MainStay Retirement 2030 Fund           22.6
--------------------------------------------
MainStay Retirement 2040 Fund           25.1
--------------------------------------------
MainStay Retirement 2050 Fund           36.2
--------------------------------------------



In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Retirement Funds' fiscal year end October 31, 2010.


PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Retirement Funds' securities is available without charge, upon request, (i) by visiting the Retirement Funds' website at mainstayinvestments.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Retirement Funds are required to file with the SEC their proxy voting records for each Retirement Fund for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Retirement Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Retirement Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


                                                   mainstayinvestments.com    93

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


94    MainStay Retirement Funds

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    95

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


96    MainStay Retirement Funds

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    97

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


98    MainStay Retirement Funds

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.



                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-AO21207 MS333-10                                         MSRF11-12/10
                                                                              C1

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY S&P 500 INDEX FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President




                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------

Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
  Analysis                                  9
---------------------------------------------
Portfolio of Investments                   10
---------------------------------------------
Financial Statements                       18
---------------------------------------------
Notes to Financial Statements              24
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            31
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  32
---------------------------------------------
Federal Income Tax Information             35
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        35
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       35
---------------------------------------------
Board Members and Officers                 36
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.



(LINE GRAPH)

                      MAINSTAY S&P
                        500 INDEX
                       FUND CLASS     S&P 500(R)
                        I SHARES         INDEX
                      ------------    ----------
10/31/00                  10000          10000
10/31/01                   7510           7510
10/31/02                   6366           6375
10/31/03                   7677           7701
10/31/04                   8376           8427
10/31/05                   9081           9162
10/31/06                  10539          10659
10/31/07                  12032          12211
10/31/08                   7684           7803
10/31/09                   8418           8568
10/31/10                   9776           9983




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                 SALES CHARGE                                        ONE YEAR    FIVE YEARS    TEN YEARS
-----------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 3% Initial Sales Charge    With sales charges          12.28%        0.54%        -0.82%
                                                               Excluding sales charges     15.75         1.16         -0.52
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 3% Initial Sales Charge    With sales charges          12.41         0.56         -0.81
                                                               Excluding sales charges     15.88         1.18         -0.51
-----------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                16.13         1.49         -0.23
-----------------------------------------------------------------------------------------------------------------------------

                              GROSS
                             EXPENSE
CLASS                       RATIO(2)
------------------------------------
Investor Class Shares(3)      1.15%
                              1.15
------------------------------------
Class A Shares(4)             0.86
                              0.86
------------------------------------
Class I Shares                0.61
------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflects the deduction of all sales charges that would have applied for the period of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Investor Class shares might have been lower.
4. Performance figures for Class A shares, first offered on January 2, 2004, includes the historical performance of Class I shares through January 1, 2004, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class A shares might have been lower.


THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                               ONE      FIVE      TEN
                                                   YEAR     YEARS     YEARS
S&P 500(R) Index(5)                               16.52%    1.73%    -0.02%
---------------------------------------------------------------------------
Average Lipper S&P 500 Index Objective Fund(6)    15.88     1.23     -0.51
---------------------------------------------------------------------------







5. "S&P 500(R)" and "S&P(R)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by New York Life Investments. Standard & Poor's does not sponsor, endorse, sell or promote the Fund or represent the advisability of investing in the Fund. The S&P 500(R) Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. The S&P 500(R) Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
6. The average Lipper S&P 500 Index objective fund is representative of funds that are passively managed and commit by prospectus language to replicate the performance of the S&P 500(R) Index (including reinvested basis dividends). In addition, S&P 500(R) Index objective funds have limited expenses (advisory fee no higher than 0.50%). This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay S&P 500 Index Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY S&P 500 INDEX FUND
(UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,003.30        $3.53          $1,021.70         $3.57
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,003.70        $3.03          $1,022.20         $3.06
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,005.10        $1.77          $1,023.40         $1.79
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (0.70% for Investor Class, 0.60% for Class A and 0.35% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

INDUSTRY COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)


Oil, Gas & Consumable Fuels              8.8%
Pharmaceuticals                          5.6
Computers & Peripherals                  4.3
Software                                 3.9
Insurance                                3.8
Diversified Financial Services           3.7
Media                                    3.1
IT Services                              3.0
Diversified Telecommunication
  Services                               2.7
Aerospace & Defense                      2.6
Commercial Banks                         2.6
Beverages                                2.5
Semiconductors & Semiconductor
  Equipment                              2.4
Capital Markets                          2.3
Food & Staples Retailing                 2.3
Household Products                       2.3
Industrial Conglomerates                 2.3
Communications Equipment                 2.2
Chemicals                                2.0
Internet Software & Services             2.0
Health Care Providers & Services         1.9
Machinery                                1.9
Specialty Retail                         1.9
Electric Utilities                       1.8
Energy Equipment & Services              1.8
Food Products                            1.8
Hotels, Restaurants & Leisure            1.7
Health Care Equipment & Supplies         1.6
Tobacco                                  1.6
Biotechnology                            1.4
Real Estate Investment Trusts            1.4
Multi-Utilities                          1.3
Metals & Mining                          1.1
Air Freight & Logistics                  1.0
Multiline Retail                         0.8
Road & Rail                              0.8
Consumer Finance                         0.7
Internet & Catalog Retail                0.7
Automobiles                              0.5
Commercial Services & Supplies           0.5
Electrical Equipment                     0.5
Electronic Equipment & Instruments       0.5
Textiles, Apparel & Luxury Goods         0.5
Household Durables                       0.4
Life Sciences Tools & Services           0.4
Wireless Telecommunication Services      0.3
Auto Components                          0.2
Construction & Engineering               0.2
Containers & Packaging                   0.2
Independent Power Producers & Energy
  Traders                                0.2
Personal Products                        0.2
Airlines                                 0.1
Distributors                             0.1
Diversified Consumer Services            0.1
Gas Utilities                            0.1
Health Care Technology                   0.1
Leisure Equipment & Products             0.1
Office Electronics                       0.1
Paper & Forest Products                  0.1
Professional Services                    0.1
Real Estate Management & Development     0.1
Thrifts & Mortgage Finance               0.1
Trading Companies & Distributors         0.1
Building Products                        0.0++
Construction Materials                   0.0++
Short-Term Investments                   9.2
Other Assets, Less Liabilities          -4.6
                                       -----
                                       100.0%
                                       =====



See Portfolio of Investments beginning on page 10 for specific holdings within these categories.

++ Less than one-tenth of a percent.


TOP TEN HOLDINGS AS OF OCTOBER 31, 2010 (excluding short-term investments)

    1.  ExxonMobil Corp.
    2.  Apple, Inc.
    3.  Microsoft Corp.
    4.  International Business Machines Corp.
    5.  Procter & Gamble Co. (The)
    6.  Johnson & Johnson
    7.  General Electric Co.
    8.  AT&T, Inc.
    9.  Chevron Corp.
   10.  Google, Inc. Class A





8    MainStay S&P 500 Index Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Francis J. Ok and Lee Baker of Madison Square Investors LLC, the Fund's Subadvisor.

HOW DID MAINSTAY S&P 500 INDEX FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay S&P 500 Index Fund returned 15.75% for Investor Class shares and 15.88% for Class A shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 16.13%. Investor Class shares underperformed, Class A shares performed in line with and Class I shares outperformed the 15.88% return of the average Lipper(1) S&P 500 Index objective fund for the 12 months ended October 31, 2010. All share classes underperformed the 16.52% return of the S&P 500(R) Index(2) for the 12 months ended October 31, 2010. Because the Fund incurs operating expenses that the Index does not, the Fund's net performance will typically lag that of the Index. The S&P 500(R) Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

DURING THE REPORTING PERIOD, HOW WAS THE FUND'S PERFORMANCE MATERIALLY AFFECTED BY DERIVATIVES?

The MainStay S&P 500 Index Fund invests in futures contracts to provide an efficient means of maintaining liquidity while being fully invested in the market. Since these futures track the performance of the S&P 500(R) Index closely, they had a positive impact on the Fund's overall performance.

DURING THE REPORTING PERIOD, WHICH S&P 500(R) INDUSTRIES HAD THE HIGHEST TOTAL RETURNS AND WHICH INDUSTRIES HAD THE LOWEST TOTAL RETURNS?

On the basis of total return, the strongest-performing S&P 500(R) industries during the reporting period were automobiles, real estate management & development and airlines. The industries with the lowest total returns were diversified consumer services, construction materials and thrifts & mortgage finance.

DURING THE REPORTING PERIOD, WHICH INDUSTRIES MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH INDUSTRIES MADE THE WEAKEST CONTRIBUTIONS?

On the basis of impact, which takes weightings and total returns into account, the industries that made the strongest positive contributions to the Fund's absolute performance during the reporting period were computers & peripherals, media and machinery. Over the same period, the industries that made the weakest contributions to the Fund's absolute performance were diversified financial services, capital markets and diversified consumer services.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS IN THE S&P 500(R) INDEX HAD THE HIGHEST TOTAL RETURNS AND WHICH S&P 500(R) STOCKS HAD THE LOWEST TOTAL RETURNS?

During the reporting period, the S&P 500(R) stocks with the highest total returns were Internet retailer Priceline.com, Internet software & services company Akamai Technologies and metals & mining company Titanium Metals. Over the same period, the S&P 500(R) stocks with the lowest total returns were food products company Dean Foods and diversified consumer services companies H&R Block and Apollo Group.

DURING THE REPORTING PERIOD, WHICH S&P 500(R) STOCKS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS MADE THE WEAKEST CONTRIBUTIONS?

In terms of impact, which takes total returns and weightings into account, the strongest contributors to the Fund's absolute performance during the reporting period were computers & peripherals company Apple, auto manufacturer Ford Motor and software manufacturer Oracle. Over the same period, the S&P 500(R) Index stocks that made the weakest contributions to the Fund's absolute performance were oil company ExxonMobil and diversified financial services companies Bank of America and JPMorgan Chase.

WERE THERE ANY CHANGES IN THE S&P 500(R) INDEX DURING THE REPORTING PERIOD?

During the reporting period, there were 18 additions to and 18 deletions from the Index. In terms of Index weight, significant additions included reinsurer Berkshire Hathaway and diversified manufacturer Tyco International. Significant deletions included road & rail company Burlington Northern Santa Fe and diversified manufacturer Smith International.


1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the S&P 500(R) Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                    mainstayinvestments.com    9

PORTFOLIO OF INVESTMENTS(+++) OCTOBER 31, 2010



                                   SHARES           VALUE
COMMON STOCKS 95.4%+
---------------------------------------------------------

AEROSPACE & DEFENSE 2.6%
Boeing Co. (The)                   86,699  $    6,124,417
General Dynamics Corp.             45,074       3,070,441
Goodrich Corp.                     14,847       1,218,493
Honeywell International,
  Inc.                             91,498       4,310,471
ITT Corp.                          21,731       1,025,486
L-3 Communications
  Holdings, Inc.                   13,567         979,402
Lockheed Martin Corp.              35,215       2,510,477
Northrop Grumman Corp.             34,860       2,203,501
Precision Castparts Corp.          16,849       2,301,236
Raytheon Co.                       44,327       2,042,588
Rockwell Collins, Inc.             18,627       1,127,120
United Technologies Corp.         110,089       8,231,355
                                           --------------
                                               35,144,987
                                           --------------

AIR FREIGHT & LOGISTICS 1.0%
C.H. Robinson Worldwide,
  Inc.                             19,658       1,385,496
Expeditors International of
  Washington, Inc.                 25,144       1,241,108
FedEx Corp.                        37,265       3,268,885
United Parcel Service, Inc.
  Class B                         117,388       7,904,908
                                           --------------
                                               13,800,397
                                           --------------

AIRLINES 0.1%
Southwest Airlines Co.             88,382       1,216,136
                                           --------------


AUTO COMPONENTS 0.2%
Goodyear Tire & Rubber Co.
  (The) (a)                        28,781         294,142
Johnson Controls, Inc.             79,780       2,801,873
                                           --------------
                                                3,096,015
                                           --------------

AUTOMOBILES 0.5%
Ford Motor Co. (a)                407,524       5,758,314
Harley-Davidson, Inc.              27,904         856,095
                                           --------------
                                                6,614,409
                                           --------------

BEVERAGES 2.5%
Brown-Forman Corp. Class B         12,299         747,902
Coca-Cola Co. (The)               273,654      16,780,463
Coca-Cola Enterprises, Inc.        39,303         943,665
Constellation Brands, Inc.
  Class A (a)                      20,996         414,251
Dr. Pepper Snapple Group,
  Inc.                             28,307       1,034,621
Molson Coors Brewing Co.
  Class B                          18,721         884,193
PepsiCo., Inc.                    188,506      12,309,442
                                           --------------
                                               33,114,537
                                           --------------

BIOTECHNOLOGY 1.4%
Amgen, Inc. (a)                   113,573       6,495,240
Biogen Idec, Inc. (a)              28,663       1,797,457
Celgene Corp. (a)                  55,690       3,456,678
Cephalon, Inc. (a)                  8,910         591,980
Genzyme Corp. (a)                  30,191       2,177,677
Gilead Sciences, Inc. (a)          99,366       3,941,849
                                           --------------
                                               18,460,881
                                           --------------

BUILDING PRODUCTS 0.0%++
Masco Corp.                        42,479         452,826
                                           --------------


CAPITAL MARKETS 2.3%
Ameriprise Financial, Inc.         29,741       1,537,312
Bank of New York Mellon
  Corp. (The)                     143,847       3,604,806
Charles Schwab Corp. (The)        117,412       1,808,145
E*TRADE Financial Corp. (a)        23,544         336,679
Federated Investors, Inc.
  Class B                          10,866         270,672
Franklin Resources, Inc.           17,359       1,991,077
Goldman Sachs Group, Inc.
  (The)                            61,094       9,833,079
Invesco, Ltd.                      55,465       1,275,695
Janus Capital Group, Inc.          21,767         229,860
Legg Mason, Inc.                   18,307         568,066
Morgan Stanley                    165,531       4,116,756
Northern Trust Corp.               28,687       1,423,736
State Street Corp.                 59,470       2,483,467
T. Rowe Price Group, Inc.          30,369       1,678,495
                                           --------------
                                               31,157,845
                                           --------------

CHEMICALS 2.0%
Air Products & Chemicals,
  Inc.                             25,179       2,139,460
Airgas, Inc.                        8,828         626,170
CF Industries Holdings,
  Inc.                              8,425       1,032,315
Dow Chemical Co. (The)            137,437       4,237,183
E.I. du Pont de Nemours &
  Co.                             107,412       5,078,439
Eastman Chemical Co.                8,555         672,166
Ecolab, Inc.                       27,644       1,363,402
FMC Corp.                           8,591         628,002
International Flavors &
  Fragrances, Inc.                  9,467         474,865
Monsanto Co.                       64,044       3,805,494
PPG Industries, Inc.               19,575       1,501,403
Praxair, Inc.                      36,270       3,312,902
Sherwin-Williams Co. (The)         10,700         780,779
Sigma-Aldrich Corp.                14,373         911,536
                                           --------------
                                               26,564,116
                                           --------------

COMMERCIAL BANKS 2.6%
BB&T Corp.                         82,114       1,922,289
Comerica, Inc.                     20,890         747,444
Fifth Third Bancorp                94,354       1,185,086
First Horizon National
  Corp. (a)                        27,561         278,090
Huntington Bancshares, Inc.        84,946         481,644
KeyCorp                           104,307         854,274
M&T Bank Corp.                     10,166         759,908


+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest holdings, as of October 31, 2010, excluding short-term investments. May be subject to change daily.

10    MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                   SHARES           VALUE
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
Marshall & Ilsley Corp.            62,516  $      369,470
PNC Financial Services
  Group, Inc.                      62,255       3,355,544
Regions Financial Corp.           148,812         937,516
SunTrust Banks, Inc.               59,233       1,482,010
U.S. Bancorp                      227,170       5,492,971
Wells Fargo & Co.                 620,109      16,172,443
Zions Bancorp                      20,534         424,232
                                           --------------
                                               34,462,921
                                           --------------


COMMERCIAL SERVICES & SUPPLIES 0.5%
Avery Dennison Corp.               13,022         473,350
Cintas Corp.                       15,759         432,900
Iron Mountain, Inc.                23,876         520,258
Pitney Bowes, Inc.                 24,492         537,355
R.R. Donnelley & Sons Co.          24,445         451,010
Republic Services, Inc.            36,305       1,082,252
Stericycle, Inc. (a)               10,107         725,076
Waste Management, Inc.             56,567       2,020,573
                                           --------------
                                                6,242,774
                                           --------------

COMMUNICATIONS EQUIPMENT 2.2%
Cisco Systems, Inc. (a)           676,722      15,449,563
Harris Corp.                       15,285         690,729
JDS Uniphase Corp. (a)             26,258         275,972
Juniper Networks, Inc. (a)         61,603       1,995,321
Motorola, Inc. (a)                276,545       2,253,842
QUALCOMM, Inc.                    190,201       8,583,771
Tellabs, Inc.                      45,192         308,209
                                           --------------
                                               29,557,407
                                           --------------

COMPUTERS & PERIPHERALS 4.3%
X  Apple, Inc. (a)                108,253      32,570,080
Dell, Inc. (a)                    200,474       2,882,816
EMC Corp. (a)                     243,320       5,112,153
Hewlett-Packard Co.               268,701      11,301,564
Lexmark International, Inc.
  Class A (a)                       9,301         353,717
NetApp, Inc. (a)                   42,313       2,253,167
QLogic Corp. (a)                   12,951         227,549
SanDisk Corp. (a)                  27,620       1,037,960
Western Digital Corp. (a)          27,170         869,984
                                           --------------
                                               56,608,990
                                           --------------

CONSTRUCTION & ENGINEERING 0.2%
Fluor Corp.                        21,186       1,020,953
Jacobs Engineering Group,
  Inc. (a)                         14,894         575,057
Quanta Services, Inc. (a)          25,001         491,520
                                           --------------
                                                2,087,530
                                           --------------

CONSTRUCTION MATERIALS 0.0% ++
Vulcan Materials Co.               15,202         555,025
                                           --------------


CONSUMER FINANCE 0.7%
American Express Co.              124,036       5,142,533
Capital One Financial Corp.        54,126       2,017,276
Discover Financial Services        64,459       1,137,701
SLM Corp. (a)                      57,551         684,857
                                           --------------
                                                8,982,367
                                           --------------

CONTAINERS & PACKAGING 0.2%
Ball Corp.                         10,854         698,563
Bemis Co., Inc.                    12,927         410,561
Owens-Illinois, Inc. (a)           19,385         543,362
Pactiv Corp. (a)                   16,138         535,459
Sealed Air Corp.                   18,911         437,790
                                           --------------
                                                2,625,735
                                           --------------

DISTRIBUTORS 0.1%
Genuine Parts Co.                  18,674         893,738
                                           --------------


DIVERSIFIED CONSUMER SERVICES 0.1%
Apollo Group, Inc. Class A
  (a)                              15,036         563,549
DeVry, Inc.                         7,465         357,275
H&R Block, Inc.                    36,554         430,972
                                           --------------
                                                1,351,796
                                           --------------

DIVERSIFIED FINANCIAL SERVICES 3.7%
Bank of America Corp.           1,188,909      13,601,119
Citigroup, Inc. (a)             3,021,114      12,598,045
CME Group, Inc.                     7,963       2,306,483
IntercontinentalExchange,
  Inc. (a)                          8,768       1,007,180
JPMorgan Chase & Co.              469,838      17,680,004
Leucadia National Corp. (a)        23,354         593,659
Moody's Corp.                      24,148         653,445
NASDAQ OMX Group, Inc.
  (The) (a)                        17,051         358,412
NYSE Euronext                      30,879         946,133
                                           --------------
                                               49,744,480
                                           --------------

DIVERSIFIED TELECOMMUNICATION SERVICES 2.7%
X  AT&T, Inc.                     700,160      19,954,560
CenturyTel, Inc.                   35,713       1,477,804
Frontier Communications
  Corp.                           117,542       1,032,019
Qwest Communications
  International, Inc.             206,090       1,360,194
Verizon Communications,
  Inc.                            334,937      10,875,404
Windstream Corp.                   57,255         724,848
                                           --------------
                                               35,424,829
                                           --------------

ELECTRIC UTILITIES 1.8%
Allegheny Energy, Inc.             20,096         466,227
American Electric Power
  Co., Inc.                        56,804       2,126,742
Duke Energy Corp.                 156,253       2,845,367
Edison International               38,604       1,424,488
Entergy Corp.                      22,134       1,649,647
Exelon Corp.                       78,322       3,197,104
FirstEnergy Corp.                  36,116       1,311,733
NextEra Energy, Inc.               49,268       2,711,711


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11


                                   SHARES           VALUE
COMMON STOCKS (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Northeast Utilities                20,878  $      653,064
Pepco Holdings, Inc.               26,530         510,968
Pinnacle West Capital Corp.        12,868         529,647
PPL Corp.                          57,195       1,538,545
Progress Energy, Inc.              34,670       1,560,150
Southern Co. (The)                 98,430       3,727,544
                                           --------------
                                               24,252,937
                                           --------------

ELECTRICAL EQUIPMENT 0.5%
Emerson Electric Co.               89,152       4,894,445
Rockwell Automation, Inc.          16,814       1,048,689
Roper Industries, Inc.             11,162         774,978
                                           --------------
                                                6,718,112
                                           --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
Agilent Technologies, Inc.
  (a)                              41,045       1,428,366
Amphenol Corp. Class A             20,582       1,031,775
Corning, Inc.                     185,035       3,382,440
FLIR Systems, Inc. (a)             18,733         521,527
Jabil Circuit, Inc.                23,189         355,719
Molex, Inc.                        16,316         331,215
                                           --------------
                                                7,051,042
                                           --------------

ENERGY EQUIPMENT & SERVICES 1.8%
Baker Hughes, Inc.                 51,081       2,366,583
Cameron International Corp.
  (a)                              28,698       1,255,537
Diamond Offshore Drilling,
  Inc.                              8,235         544,828
FMC Technologies, Inc. (a)         14,219       1,025,190
Halliburton Co.                   107,933       3,438,745
Helmerich & Payne, Inc.            12,536         536,290
Nabors Industries, Ltd. (a)        33,805         706,525
National-Oilwell Varco,
  Inc.                             49,659       2,669,668
Rowan Cos., Inc. (a)               13,579         446,749
Schlumberger, Ltd.                161,905      11,315,540
                                           --------------
                                               24,305,655
                                           --------------

FOOD & STAPLES RETAILING 2.3%
Costco Wholesale Corp.             52,029       3,265,861
CVS Caremark Corp.                160,934       4,847,332
Kroger Co. (The)                   76,083       1,673,826
Safeway, Inc.                      45,216       1,035,447
SUPERVALU, Inc.                    25,132         271,174
Sysco Corp.                        69,720       2,053,951
Wal-Mart Stores, Inc.             236,993      12,837,911
Walgreen Co.                      115,315       3,906,872
Whole Foods Market, Inc.
  (a)                              17,311         688,112
                                           --------------
                                               30,580,486
                                           --------------

FOOD PRODUCTS 1.8%
Archer-Daniels-Midland Co.         75,751       2,524,023
Campbell Soup Co.                  22,928         831,140
ConAgra Foods, Inc.                52,100       1,171,729
Dean Foods Co. (a)                 21,577         224,401
General Mills, Inc.                76,095       2,856,606
H.J. Heinz Co.                     37,715       1,852,184
Hershey Co. (The)                  18,295         905,420
Hormel Foods Corp.                  8,211         377,049
J.M. Smucker Co. (The)             14,160         910,205
Kellogg Co.                        30,890       1,552,531
Kraft Foods, Inc. Class A         206,659       6,668,886
McCormick & Co., Inc.              15,783         697,924
Mead Johnson Nutrition Co.         24,231       1,425,267
Sara Lee Corp.                     78,464       1,124,389
Tyson Foods, Inc. Class A          35,334         549,444
                                           --------------
                                               23,671,198
                                           --------------

GAS UTILITIES 0.1%
Nicor, Inc.                         5,391         256,773
ONEOK, Inc.                        12,607         628,081
                                           --------------
                                                  884,854
                                           --------------

HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
Baxter International, Inc.         69,246       3,524,621
Becton, Dickinson & Co.            27,502       2,076,951
Boston Scientific Corp. (a)       179,738       1,146,728
C.R. Bard, Inc.                    11,091         921,884
CareFusion Corp. (a)               26,352         636,137
DENTSPLY International,
  Inc.                             16,920         531,119
Hospira, Inc. (a)                  19,823       1,179,072
Intuitive Surgical, Inc.
  (a)                               4,669       1,227,714
Medtronic, Inc.                   127,958       4,505,401
St. Jude Medical, Inc. (a)         38,794       1,485,810
Stryker Corp.                      40,453       2,002,019
Varian Medical Systems,
  Inc. (a)                         14,408         910,874
Zimmer Holdings, Inc. (a)          23,817       1,129,879
                                           --------------
                                               21,278,209
                                           --------------

HEALTH CARE PROVIDERS & SERVICES 1.9%
Aetna, Inc.                        49,458       1,476,816
AmerisourceBergen Corp.            33,035       1,084,209
Cardinal Health, Inc.              41,614       1,443,589
CIGNA Corp.                        32,253       1,134,983
Coventry Health Care, Inc.
  (a)                              17,584         411,817
DaVita, Inc. (a)                   12,157         872,265
Express Scripts, Inc. (a)          64,269       3,118,332
Humana, Inc. (a)                   20,049       1,168,656
Laboratory Corp. of America
  Holdings (a)                     12,181         990,559
McKesson Corp.                     30,985       2,044,390
Medco Health Solutions,
  Inc. (a)                         51,389       2,699,464
Patterson Cos., Inc.               11,458         316,814
Quest Diagnostics, Inc.            17,430         856,510
Tenet Healthcare Corp. (a)         57,491         250,661


12    MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                   SHARES           VALUE
COMMON STOCKS (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
UnitedHealth Group, Inc.          133,219  $    4,802,545
WellPoint, Inc. (a)                47,361       2,573,597
                                           --------------
                                               25,245,207
                                           --------------

HEALTH CARE TECHNOLOGY 0.1%
Cerner Corp. (a)                    8,401         737,860
                                           --------------


HOTELS, RESTAURANTS & LEISURE 1.7%
Carnival Corp.                     51,508       2,223,600
Darden Restaurants, Inc.           16,411         750,147
International Game
  Technology                       35,322         550,670
Marriott International,
  Inc. Class A                     33,959       1,258,181
McDonald's Corp.                  126,109       9,807,497
Starbucks Corp.                    87,695       2,497,554
Starwood Hotels & Resorts
  Worldwide, Inc.                  22,525       1,219,503
Wyndham Worldwide Corp.            21,162         608,407
Wynn Resorts, Ltd.                  8,922         956,171
Yum! Brands, Inc.                  55,335       2,742,403
                                           --------------
                                               22,614,133
                                           --------------

HOUSEHOLD DURABLES 0.4%
D.R. Horton, Inc.                  33,189         346,493
Fortune Brands, Inc.               18,058         976,035
Harman International
  Industries, Inc. (a)              8,235         276,284
Leggett & Platt, Inc.              17,347         353,532
Lennar Corp. Class A               18,852         273,543
Newell Rubbermaid, Inc.            37,443         660,869
Pulte Homes, Inc. (a)              39,908         313,278
Stanley Black & Decker,
  Inc.                             19,634       1,216,719
Whirlpool Corp.                     9,005         682,849
                                           --------------
                                                5,099,602
                                           --------------

HOUSEHOLD PRODUCTS 2.3%
Clorox Co. (The)                   16,458       1,095,280
Colgate-Palmolive Co.              57,586       4,441,033
Kimberly-Clark Corp.               48,498       3,071,863
X  Procter & Gamble Co.
  (The)                           336,335      21,380,816
                                           --------------
                                               29,988,992
                                           --------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
AES Corp. (The) (a)                79,033         943,654
Constellation Energy Group,
  Inc.                             23,935         723,794
NRG Energy, Inc. (a)               30,002         597,340
                                           --------------
                                                2,264,788
                                           --------------

INDUSTRIAL CONGLOMERATES 2.3%
3M Co.                             84,495       7,116,169
X  General Electric Co.         1,266,804      20,294,200
Textron, Inc.                      32,490         676,442
Tyco International, Ltd.           58,973       2,257,486
                                           --------------
                                               30,344,297
                                           --------------

INSURANCE 3.8%
ACE, Ltd.                          40,156       2,386,069
Aflac, Inc.                        55,785       3,117,824
Allstate Corp. (The)               63,760       1,944,042
American International
  Group, Inc. (a)                  16,008         672,496
Aon Corp.                          38,889       1,545,838
Assurant, Inc.                     12,619         498,955
Berkshire Hathaway, Inc.
  Class B (a)                     204,977      16,307,970
Chubb Corp. (The)                  37,265       2,162,115
Cincinnati Financial Corp.         19,278         567,544
Genworth Financial, Inc.
  Class A (a)                      57,977         657,459
Hartford Financial Services
  Group, Inc. (The)                52,645       1,262,427
Lincoln National Corp.             37,526         918,636
Loews Corp.                        37,668       1,487,133
Marsh & McLennan Cos., Inc.        64,281       1,605,739
MetLife, Inc.                     107,435       4,332,854
Principal Financial Group,
  Inc.                             37,952       1,018,632
Progressive Corp. (The)            79,104       1,673,841
Prudential Financial, Inc.         55,335       2,909,514
Torchmark Corp.                     9,574         548,399
Travelers Cos., Inc. (The)         55,690       3,074,088
Unum Group                         38,723         868,170
XL Group PLC                       40,524         857,083
                                           --------------
                                               50,416,828
                                           --------------

INTERNET & CATALOG RETAIL 0.7%
Amazon.com, Inc. (a)               41,922       6,922,999
Expedia, Inc.                      24,610         712,460
Priceline.com, Inc. (a)             5,735       2,161,005
                                           --------------
                                                9,796,464
                                           --------------

INTERNET SOFTWARE & SERVICES 2.0%
Akamai Technologies, Inc.
  (a)                              21,518       1,111,835
eBay, Inc. (a)                    136,821       4,078,634
X  Google, Inc. Class A (a)        29,457      18,056,846
Monster Worldwide, Inc. (a)        15,380         277,763
VeriSign, Inc. (a)                 20,629         716,858
Yahoo!, Inc. (a)                  159,761       2,637,654
                                           --------------
                                               26,879,590
                                           --------------

IT SERVICES 3.0%
Automatic Data Processing,
  Inc.                             58,297       2,589,553
Cognizant Technology
  Solutions Corp. Class A
  (a)                              35,654       2,324,284
Computer Sciences Corp.            18,295         897,370
Fidelity National
  Information Services,
  Inc.                             31,246         846,767
Fiserv, Inc. (a)                   17,785         969,638


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13


                                   SHARES           VALUE
COMMON STOCKS (CONTINUED)
IT SERVICES (CONTINUED)
X  International Business
  Machines Corp.                  149,452  $   21,461,307
MasterCard, Inc. Class A           11,470       2,753,488
Paychex, Inc.                      38,118       1,055,869
SAIC, Inc. (a)                     34,789         540,621
Teradata Corp. (a)                 19,823         780,233
Total System Services, Inc.        19,646         306,674
Visa, Inc. Class A                 58,890       4,603,431
Western Union Co. (The)            78,216       1,376,602
                                           --------------
                                               40,505,837
                                           --------------

LEISURE EQUIPMENT & PRODUCTS 0.1%
Eastman Kodak Co. (a)              31,838         149,957
Hasbro, Inc.                       16,565         766,131
Mattel, Inc.                       42,621         994,348
                                           --------------
                                                1,910,436
                                           --------------

LIFE SCIENCES TOOLS & SERVICES 0.4%
Life Technologies Corp. (a)        21,719       1,089,859
PerkinElmer, Inc.                  13,970         327,597
Thermo Fisher Scientific,
  Inc. (a)                         48,273       2,482,198
Waters Corp. (a)                   10,901         808,091
                                           --------------
                                                4,707,745
                                           --------------

MACHINERY 1.9%
Caterpillar, Inc.                  74,708       5,872,049
Cummins, Inc.                      23,556       2,075,284
Danaher Corp.                      63,416       2,749,718
Deere & Co.                        50,228       3,857,510
Dover Corp.                        22,122       1,174,678
Eaton Corp.                        19,883       1,766,207
Flowserve Corp.                     6,624         662,400
Illinois Tool Works, Inc.          59,660       2,726,462
PACCAR, Inc.                       43,190       2,213,919
Pall Corp.                         13,828         590,041
Parker Hannifin Corp.              19,101       1,462,181
Snap-On, Inc.                       6,884         351,084
                                           --------------
                                               25,501,533
                                           --------------

MEDIA 3.1%
CBS Corp. Class B                  80,656       1,365,506
Comcast Corp. Class A             332,555       6,843,982
DIRECTV Class A (a)               102,707       4,463,646
Discovery Communications,
  Inc. Class A (a)                 33,722       1,504,338
Gannett Co., Inc.                  28,272         335,023
Interpublic Group of Cos.,
  Inc. (The) (a)                   57,918         599,451
McGraw-Hill Cos., Inc.
  (The)                            36,625       1,378,931
Meredith Corp.                      4,301         146,019
New York Times Co. (The)
  Class A (a)                      14,006         107,426
News Corp. Class A                270,205       3,907,164
Omnicom Group, Inc.                35,713       1,569,944
Scripps Networks
  Interactive Class A              10,640         541,470
Time Warner Cable, Inc.            42,100       2,436,327
Time Warner, Inc.                 133,242       4,331,698
Viacom, Inc. Class B               72,066       2,781,027
Walt Disney Co. (The)             226,625       8,183,429
Washington Post Co. Class B           652         262,202
                                           --------------
                                               40,757,583
                                           --------------

METALS & MINING 1.1%
AK Steel Holding Corp.             13,034         164,098
Alcoa, Inc.                       121,002       1,588,756
Allegheny Technologies,
  Inc.                             11,683         615,578
Cliffs Natural Resources,
  Inc.                             16,044       1,046,069
Freeport-McMoRan Copper &
  Gold, Inc.                       55,738       5,277,274
Newmont Mining Corp.               58,345       3,551,460
Nucor Corp.                        37,396       1,429,275
Titanium Metals Corp. (a)          10,676         209,890
United States Steel Corp.          17,015         728,072
                                           --------------
                                               14,610,472
                                           --------------

MULTI-UTILITIES 1.3%
Ameren Corp.                       28,343         821,380
CenterPoint Energy, Inc.           49,967         827,454
CMS Energy Corp.                   27,276         501,333
Consolidated Edison, Inc.          33,485       1,664,874
Dominion Resources, Inc.           69,803       3,033,638
DTE Energy Co.                     20,001         935,247
Integrys Energy Group, Inc.         9,147         486,529
NiSource, Inc.                     32,940         570,191
PG&E Corp.                         46,306       2,214,353
Public Service Enterprise
  Group, Inc.                      59,956       1,939,577
SCANA Corp.                        13,354         545,377
Sempra Energy                      29,374       1,570,921
TECO Energy, Inc.                  25,428         447,279
Wisconsin Energy Corp.             13,852         824,748
Xcel Energy, Inc.                  54,458       1,299,368
                                           --------------
                                               17,682,269
                                           --------------

MULTILINE RETAIL 0.8%
Big Lots, Inc. (a)                  8,958         281,012
Family Dollar Stores, Inc.         15,712         725,423
J.C. Penney Co., Inc.              28,011         873,383
Kohl's Corp. (a)                   36,495       1,868,544
Macy's, Inc.                       50,086       1,184,033
Nordstrom, Inc.                    20,001         770,239
Sears Holdings Corp. (a)            5,249         377,823
Target Corp.                       85,479       4,439,779
                                           --------------
                                               10,520,236
                                           --------------

OFFICE ELECTRONICS 0.1%
Xerox Corp.                       163,872       1,917,302
                                           --------------




14    MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                   SHARES           VALUE
COMMON STOCKS (CONTINUED)
OIL, GAS & CONSUMABLE FUELS 8.8%
Anadarko Petroleum Corp.           58,641  $    3,610,526
Apache Corp.                       43,166       4,360,629
Cabot Oil & Gas Corp.              12,335         357,468
Chesapeake Energy Corp.            77,528       1,682,358
X  Chevron Corp.                  238,237      19,680,759
ConocoPhillips                    175,769      10,440,679
CONSOL Energy, Inc.                26,755         983,514
Denbury Resources, Inc. (a)        47,313         805,267
Devon Energy Corp.                 51,543       3,351,326
El Paso Corp.                      83,417       1,106,109
EOG Resources, Inc.                30,037       2,875,142
EQT Corp.                          17,667         661,452
X  ExxonMobil Corp.               603,329      40,103,279
Hess Corp.                         34,635       2,183,044
Marathon Oil Corp.                 84,093       2,991,188
Massey Energy Co.                  12,098         508,963
Murphy Oil Corp.                   22,726       1,480,826
Noble Energy, Inc.                 20,712       1,687,614
Occidental Petroleum Corp.         96,238       7,567,194
Peabody Energy Corp.               31,898       1,687,404
Pioneer Natural Resources
  Co.                              13,745         959,401
QEP Resources, Inc.                20,748         685,306
Range Resources Corp.              18,958         708,840
Southwestern Energy Co. (a)        41,010       1,388,189
Spectra Energy Corp.               76,782       1,825,108
Sunoco, Inc.                       14,290         535,446
Tesoro Corp.                       16,909         219,141
Valero Energy Corp.                67,101       1,204,463
Williams Cos., Inc.                69,281       1,490,927
                                           --------------
                                              117,141,562
                                           --------------

PAPER & FOREST PRODUCTS 0.1%
International Paper Co.            51,780       1,308,998
MeadWestvaco Corp.                 20,238         520,724
                                           --------------
                                                1,829,722
                                           --------------

PERSONAL PRODUCTS 0.2%
Avon Products, Inc.                50,821       1,547,500
Estee Lauder Cos., Inc.
  (The) Class A                    13,532         963,072
                                           --------------
                                                2,510,572
                                           --------------

PHARMACEUTICALS 5.6%
Abbott Laboratories               182,949       9,388,943
Allergan, Inc.                     36,436       2,638,331
Bristol-Myers Squibb Co.          203,187       5,465,730
Eli Lilly & Co.                   120,244       4,232,589
Forest Laboratories, Inc.
  (a)                              33,829       1,118,048
X  Johnson & Johnson              326,370      20,779,978
King Pharmaceuticals, Inc.
  (a)                              29,587         418,360
Merck & Co., Inc.                 364,666      13,230,082
Mylan, Inc. (a)                    36,661         744,952
Pfizer, Inc.                      952,461      16,572,821
Watson Pharmaceuticals,
  Inc. (a)                         12,726         593,668
                                           --------------
                                               75,183,502
                                           --------------

PROFESSIONAL SERVICES 0.1%
Dun & Bradstreet Corp.              5,936         441,698
Equifax, Inc.                      14,811         490,688
Robert Half International,
  Inc.                             17,489         474,127
                                           --------------
                                                1,406,513
                                           --------------

REAL ESTATE INVESTMENT TRUSTS 1.4%
Apartment Investment &
  Management Co. Class A           13,863         323,147
AvalonBay Communities, Inc.        10,095       1,073,200
Boston Properties, Inc.            16,506       1,422,652
Equity Residential                 33,592       1,633,579
HCP, Inc.                          36,744       1,323,151
Health Care REIT, Inc.             15,712         802,883
Host Hotels & Resorts, Inc.        78,014       1,239,643
Kimco Realty Corp.                 48,083         828,470
Plum Creek Timber Co., Inc.        19,148         705,412
ProLogis                           65,975         900,559
Public Storage                     16,529       1,640,007
Simon Property Group, Inc.         34,694       3,331,318
Ventas, Inc.                       18,615         997,019
Vornado Realty Trust               19,219       1,679,548
Weyerhaeuser Co.                   63,463       1,029,370
                                           --------------
                                               18,929,958
                                           --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
CB Richard Ellis Group,
  Inc. Class A (a)                 34,315         629,680
                                           --------------


ROAD & RAIL 0.8%
CSX Corp.                          44,979       2,763,960
Norfolk Southern Corp.             43,676       2,685,637
Ryder System, Inc.                  6,209         271,644
Union Pacific Corp.                58,961       5,169,700
                                           --------------
                                               10,890,941
                                           --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
Advanced Micro Devices,
  Inc. (a)                         67,137         492,114
Altera Corp.                       36,400       1,136,044
Analog Devices, Inc.               35,322       1,189,292
Applied Materials, Inc.           158,315       1,956,773
Broadcom Corp. Class A             53,096       2,163,131
First Solar, Inc. (a)               6,387         879,362
Intel Corp.                       659,754      13,241,263
KLA-Tencor Corp.                   19,883         710,221
Linear Technology Corp.            26,589         856,964
LSI Corp. (a)                      76,047         398,486
MEMC Electronic Materials,
  Inc. (a)                         26,945         345,435
Microchip Technology, Inc.         22,027         708,829


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15


                                   SHARES           VALUE
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
Micron Technology, Inc. (a)       101,309  $      837,825
National Semiconductor
  Corp.                            28,390         388,943
Novellus Systems, Inc. (a)         10,889         318,068
NVIDIA Corp. (a)                   68,013         818,196
Teradyne, Inc. (a)                 21,482         241,458
Texas Instruments, Inc.           141,620       4,187,703
Xilinx, Inc.                       30,665         822,129
                                           --------------
                                               31,692,236
                                           --------------

SOFTWARE 3.9%
Adobe Systems, Inc. (a)            62,231       1,751,803
Autodesk, Inc. (a)                 26,933         974,436
BMC Software, Inc. (a)             21,162         962,024
CA, Inc.                           45,856       1,064,318
Citrix Systems, Inc. (a)           22,146       1,418,894
Compuware Corp. (a)                26,459         264,855
Electronic Arts, Inc. (a)          39,137         620,321
Intuit, Inc. (a)                   33,497       1,607,856
McAfee, Inc. (a)                   18,022         852,441
X  Microsoft Corp.                902,316      24,037,698
Novell, Inc. (a)                   41,626         246,842
Oracle Corp.                      458,581      13,482,281
Red Hat, Inc. (a)                  22,383         945,906
Salesforce.com, Inc. (a)           13,852       1,607,802
Symantec Corp. (a)                 93,524       1,513,218
                                           --------------
                                               51,350,695
                                           --------------

SPECIALTY RETAIL 1.9%
Abercrombie & Fitch Co.
  Class A                          10,463         448,444
AutoNation, Inc. (a)                7,453         173,059
AutoZone, Inc. (a)                  3,401         808,179
Bed Bath & Beyond, Inc. (a)        31,270       1,372,753
Best Buy Co., Inc.                 41,010       1,762,610
Carmax, Inc. (a)                   26,506         821,421
GameStop Corp. Class A (a)         17,821         350,361
Gap, Inc. (The)                    52,065         989,756
Home Depot, Inc. (The)            197,322       6,093,303
Limited Brands, Inc.               31,364         921,788
Lowe's Cos., Inc.                 166,278       3,546,710
O'Reilly Automotive, Inc.
  (a)                              16,446         962,091
Office Depot, Inc. (a)             32,703         146,836
RadioShack Corp.                   14,859         299,112
Ross Stores, Inc.                  14,278         842,259
Staples, Inc.                      86,510       1,770,860
Tiffany & Co.                      14,965         793,145
TJX Cos., Inc.                     47,479       2,178,811
Urban Outfitters, Inc. (a)         15,262         469,612
                                           --------------
                                               24,751,110
                                           --------------

TEXTILES, APPAREL & LUXURY GOODS 0.5%
Coach, Inc.                        35,239       1,761,950
NIKE, Inc. Class B                 45,785       3,728,730
Polo Ralph Lauren Corp.             7,726         748,495
VF Corp.                           10,238         852,211
                                           --------------
                                                7,091,386
                                           --------------

THRIFTS & MORTGAGE FINANCE 0.1%
Hudson City Bancorp, Inc.          62,397         726,925
People's United Financial,
  Inc.                             43,948         541,000
                                           --------------
                                                1,267,925
                                           --------------

TOBACCO 1.6%
Altria Group, Inc.                246,934       6,277,062
Lorillard, Inc.                    17,975       1,533,987
Philip Morris
  International, Inc.             217,181      12,705,089
Reynolds American, Inc.            20,037       1,300,401
                                           --------------
                                               21,816,539
                                           --------------

TRADING COMPANIES & DISTRIBUTORS 0.1%
Fastenal Co.                       17,465         899,098
W.W. Grainger, Inc.                 7,062         875,900
                                           --------------
                                                1,774,998
                                           --------------

WIRELESS TELECOMMUNICATION SERVICES 0.3%
American Tower Corp. Class
  A (a)                            47,526       2,452,817
MetroPCS Communications,
  Inc. (a)                         31,033         323,054
Sprint Nextel Corp. (a)           353,635       1,456,976
                                           --------------
                                                4,232,847
                                           --------------
Total Common Stocks
  (Cost $972,951,844)                       1,270,903,594 (b)
                                           --------------


                                PRINCIPAL
                                   AMOUNT

SHORT-TERM INVESTMENTS 9.2%
---------------------------------------------------------

REPURCHASE AGREEMENT 0.0%++
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $78,095
  (Collateralized by a
  United States
  Treasury Note with a rate
  of 1.00% and a
  maturity date of 4/30/12,
  with a Principal
  Amount of $80,000 and a
  Market Value of $81,192)   $     78,095          78,095
                                           --------------
Total Repurchase Agreement
  (Cost $78,095)                                   78,095
                                           --------------

U.S. GOVERNMENT 9.2%
United States Treasury
  Bills
  0.107%, due 1/6/11 (c)      112,000,000     111,977,376


16    MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT           VALUE
SHORT-TERM INVESTMENTS (CONTINUED)

U.S. GOVERNMENT (CONTINUED)
  0.115%, due 1/27/11
  (c)(d)                     $ 10,800,000  $   10,796,944
                                           --------------
Total U.S. Government
  (Cost $122,761,406)                         122,774,320
                                           --------------
Total Short-Term
  Investments
  (Cost $122,839,501)                         122,852,415
                                           --------------
Total Investments
  (Cost $1,095,791,345) (f)         104.6%  1,393,756,009
Other Assets, Less
  Liabilities                        (4.6)    (60,937,877)
                             ------------  --------------

Net Assets                          100.0% $1,332,818,132
                             ============  ==============





                              CONTRACTS        UNREALIZED
                                   LONG  APPRECIATION (E)
FUTURES CONTRACTS 0.0%++
---------------------------------------------------------

Standard & Poor's 500 Index
  Mini December 2010              1,016          $221,759
                                                 --------
Total Futures Contracts
  (Settlement Value
  $59,928,760) (b)                                221,759
                                                 ========





+++  On a daily basis New York Life
     Investments confirms that the value of
     the Fund's liquid assets (liquid
     portfolio securities and cash) is
     sufficient to cover its potential senior
     securities (e.g., futures, swaps,
     options).
++   Less than one-tenth of a percent.
(a)  Non-income producing security.
(b)  The combined market value of common
     stocks and settlement value of Standard &
     Poor's 500 Index futures contracts
     represents 99.9% of net assets.
(c)  Interest rate presented is yield to
     maturity.
(d)  Represents a security, or a portion
     thereof, which is maintained at the
     broker as collateral for futures
     contracts.
(e)  Represents the difference between the
     value of the contracts at the time they
     were opened and the value at October 31,
     2010.
(f)  At October 31, 2010, cost is
     $1,144,200,283 for federal income tax
     purposes and net unrealized appreciation
     is as follows:



Gross unrealized appreciation     $ 407,518,139
Gross unrealized depreciation      (157,962,413)
                                  -------------
Net unrealized appreciation       $ 249,555,726
                                  =============



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                         QUOTED
                                                      PRICES IN
                                                         ACTIVE   SIGNIFICANT
                                                    MARKETS FOR         OTHER   SIGNIFICANT
                                                      IDENTICAL    OBSERVABLE  UNOBSERVABLE
                                                         ASSETS        INPUTS        INPUTS
 DESCRIPTION                                          (LEVEL 1)     (LEVEL 2)     (LEVEL 3)           TOTAL
Investments in Securities (a)
Common Stocks                                    $1,270,903,594  $         --           $--  $1,270,903,594
Short-Term Investments
  Repurchase Agreement                                       --        78,095            --          78,095
  U.S. Government                                            --   122,774,320            --     122,774,320
                                                 --------------  ------------           ---  --------------
Total Short-Term Investments                                 --   122,852,415            --     122,852,415
                                                 --------------  ------------           ---  --------------
Total Investments in Securities                   1,270,903,594   122,852,415            --   1,393,756,009
                                                 ==============  ============           ===  ==============
Other Financial Instruments
  Futures Contracts Long (b)                            221,759            --            --         221,759
                                                 --------------  ------------           ---  --------------
Total Investments in Securities and Other
  Financial Instruments                          $1,271,125,353  $122,852,415           $--  $1,393,977,768
                                                 ==============  ============           ===  ==============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
---------------------------------------------------
Investment in securities, at value
  (identified cost $1,095,791,345)   $1,393,756,009
Receivables:
  Fund shares sold                        2,163,297
  Dividends and interest                  1,375,637
  Variation margin on futures
     contracts                               20,385
  Investment securities sold                  7,634
Other assets                                 36,971
                                     --------------
     Total assets                     1,397,359,933
                                     --------------

LIABILITIES
---------------------------------------------------
Payables:
  Investment securities purchased        62,963,676
  Fund shares redeemed                      710,383
  Transfer agent (See Note 3)               438,619
  Manager (See Note 3)                      258,109
  Professional fees                          55,807
  NYLIFE Distributors (See Note 3)           44,837
  Shareholder communication                  43,944
  Custodian                                   4,119
  Trustees                                    3,090
Accrued expenses                             19,217
                                     --------------
     Total liabilities                   64,541,801
                                     --------------
Net assets                           $1,332,818,132
                                     ==============

COMPOSITION OF NET ASSETS
---------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                  $       48,367
Additional paid-in capital            1,184,429,912
                                     --------------
                                      1,184,478,279
Undistributed net investment income      16,684,839
Accumulated net realized loss on
  investments and futures
  transactions                         (166,531,409)
Net unrealized appreciation on
  investments and futures contracts     298,186,423
                                     --------------
Net assets                           $1,332,818,132
                                     ==============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $   19,294,953
                                     ==============
Shares of beneficial interest
  outstanding                               706,108
                                     ==============
Net asset value per share
  outstanding                        $        27.33
Maximum sales charge (3.00% of
  offering price)                              0.85
                                     --------------
Maximum offering price per share
  outstanding                        $        28.18
                                     ==============

CLASS A
Net assets applicable to
  outstanding shares                 $  193,334,998
                                     ==============
Shares of beneficial interest
  outstanding                             7,072,076
                                     ==============
Net asset value per share
  outstanding                        $        27.34
Maximum sales charge (3.00% of
  offering price)                              0.85
                                     --------------
Maximum offering price per share
  outstanding                        $        28.19
                                     ==============

CLASS I
Net assets applicable to
  outstanding shares                 $1,120,188,181
                                     ==============
Shares of beneficial interest
  outstanding                            40,588,998
                                     ==============
Net asset value and offering price
  per share outstanding              $        27.60
                                     ==============





18    MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
--------------------------------------------------
INCOME
  Dividends (a)                       $ 26,148,112
  Interest                                  23,364
                                      ------------
     Total income                       26,171,476
                                      ------------
EXPENSES
  Manager (See Note 3)                   3,198,398
  Transfer agent (See Note 3)            2,606,329
  Distribution/Service--Investor
     Class (See Note 3)                     46,891
  Distribution/Service--Class A (See
     Note 3)                               504,654
  Professional fees                        248,745
  Registration                             248,723
  Custodian                                 49,948
  Shareholder communication                 45,524
  Trustees                                  44,533
  Miscellaneous                             64,887
                                      ------------
     Total expenses before
       waiver/reimbursement              7,058,632
  Expense waiver/reimbursement from
     Manager (See Note 3)               (1,906,573)
                                      ------------
     Net expenses                        5,152,059
                                      ------------
Net investment income                   21,019,417
                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain (loss) on:
  Futures transactions                  17,365,506
  Security transactions                (51,732,401)
                                      ------------
Net realized loss on investments and
  futures transactions                 (34,366,895)
                                      ------------
Net change in unrealized
  appreciation (depreciation) on:
  Investments                          206,656,386
  Futures contracts                     (2,089,441)
                                      ------------
Net change in unrealized
  appreciation (depreciation) on
  investments and futures contracts    204,566,945
                                      ------------
Net realized and unrealized gain on
  investments and futures
  transactions                         170,200,050
                                      ------------
Net increase in net assets resulting
  from operations                     $191,219,467
                                      ============




(a) Dividends recorded net of foreign withholding taxes in the amount of $1,766.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                       2010            2009
INCREASE IN NET ASSETS
-----------------------------------------------------------
Operations:
 Net investment income       $   21,019,417  $   22,179,919
 Net realized loss on
  investments and futures
  transactions                  (34,366,895)    (15,851,205)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and futures
  contracts                     204,566,945     108,606,241
                             ------------------------------
 Net increase in net
  assets resulting from
  operations                    191,219,467     114,934,955
                             ------------------------------
Dividends to shareholders:
 From net investment
  income:
    Investor Class                 (254,639)       (350,624)
    Class A                      (2,895,095)     (4,143,743)
    Class I                     (17,697,570)    (23,595,246)
                             ------------------------------
 Total dividends to
  shareholders                  (20,847,304)    (28,089,613)
                             ------------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        292,806,483     329,494,436
 Net asset value of shares
  issued to shareholders
  in reinvestment of
  dividends                      20,783,761      27,961,308
 Cost of shares redeemed       (410,338,260)   (302,655,057)
                             ------------------------------
    Increase (decrease) in
     net assets derived
     from capital share
     transactions               (96,748,016)     54,800,687
                             ------------------------------
    Net increase in net
     assets                      73,624,147     141,646,029
NET ASSETS
-----------------------------------------------------------
Beginning of year             1,259,193,985   1,117,547,956
                             ------------------------------
End of year                  $1,332,818,132  $1,259,193,985
                             ==============================
Undistributed net
 investment income at end
 of year                     $   16,684,839  $   16,676,892
                             ==============================





20    MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              21

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                      INVESTOR CLASS
                                     ------------------------------------------------
                                                                   FEBRUARY 28,
                                                                      2008**
                                     YEAR ENDED OCTOBER 31,           THROUGH
                                                                   OCTOBER 31,
                                       2010           2009             2008
Net asset value at beginning of
  period                             $ 23.93        $ 22.47           $ 31.35
                                     -------        -------           -------
Net investment income                   0.33           0.38              0.26
Net realized and unrealized gain
  (loss) on investments                 3.41           1.59             (9.14)
                                     -------        -------           -------
Total from investment operations        3.74           1.97             (8.88)
                                     -------        -------           -------
Less dividends:
  From net investment income           (0.34)         (0.51)               --
                                     -------        -------           -------
Net asset value at end of period     $ 27.33        $ 23.93           $ 22.47
                                     =======        =======           =======
Total investment return (a)            15.75%          9.21%           (28.33%)(b)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 1.30%          1.75%             1.63%++
  Net expenses                          0.70%          0.63%             0.60%++
  Expenses (before
     waiver/reimbursement)              1.01%          1.15%             1.06%++
Portfolio turnover rate                   11%             8%                5%
Net assets at end of period (in
  000's)                             $19,295        $17,822           $15,372




                                                                             CLASS I
                                     --------------------------------------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31,
                                        2010              2009             2008             2007              2006
Net asset value at beginning of
  period                             $    24.15        $    22.69        $  36.14        $    32.16        $    28.15
                                     ----------        ----------        --------        ----------        ----------
Net investment income                      0.44              0.44            0.60              0.58              0.53
Net realized and unrealized gain
  (loss) on investments                    3.42              1.60          (13.46)             3.93              3.93
                                     ----------        ----------        --------        ----------        ----------
Total from investment operations           3.86              2.04          (12.86)             4.51              4.46
                                     ----------        ----------        --------        ----------        ----------
Less dividends:
  From net investment income              (0.41)            (0.58)          (0.59)            (0.53)            (0.45)
                                     ----------        ----------        --------        ----------        ----------
Net asset value at end of period     $    27.60        $    24.15        $  22.69        $    36.14        $    32.16
                                     ==========        ==========        ========        ==========        ==========
Total investment return (a)               16.13%             9.55%         (36.13%)           14.17%            16.06%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                    1.65%             2.07%           1.95%             1.73%             1.69%
  Net expenses                             0.35%             0.32%           0.30%             0.30%             0.30%
  Expenses (before
     waiver/reimbursement)                 0.49%             0.61%           0.49%             0.42%             0.31%
Portfolio turnover rate                      11%                8%              5%                5%                5%
Net assets at end of period (in
  000's)                             $1,120,188        $1,044,598        $919,826        $1,479,162        $1,299,916



**   Commencement of operations.
++   Annualized.
(a)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(b)  Total investment return is not annualized.




22    MainStay S&P 500 Index Fund   The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                           CLASS A
      --------------------------------------------------------------------------------



                                   YEAR ENDED OCTOBER 31,
        2010              2009              2008              2007              2006

      $  23.92          $  22.47          $  35.79          $  31.85          $  27.86
      --------          --------          --------          --------          --------
          0.37              0.38              0.51              0.49              0.40
          3.40              1.58            (13.35)             3.87              3.91
      --------          --------          --------          --------          --------
          3.77              1.96            (12.84)             4.36              4.31
      --------          --------          --------          --------          --------

         (0.35)            (0.51)            (0.48)            (0.42)            (0.32)
      --------          --------          --------          --------          --------
      $  27.34          $  23.92          $  22.47          $  35.79          $  31.85
      ========          ========          ========          ========          ========
         15.88%             9.18%           (36.32%)           13.83%            15.61%

          1.40%             1.79%             1.65%             1.44%             1.31%
          0.60%             0.60%             0.60%             0.60%             0.68%
          0.74%             0.86%             0.79%             0.78%             0.74%
            11%                8%                5%                5%                5%
      $193,335          $196,774          $182,351          $334,325          $319,851




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              23

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay S&P 500 Index Fund (the "Fund"), a diversified fund. The Fund is the successor of the MainStay S&P 500 Index Fund, a series of Eclipse Funds Inc. (the "Predecessor Fund"). The reorganization of the Predecessor Fund with and into the Fund occurred on February 26, 2010. All information and references to periods prior to February 26, 2010, relate to the Predecessor Fund.

The Fund currently offers three classes of shares. Class I shares commenced operations on January 2, 1991. Class A shares commenced operations on January 2, 2004. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The three classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500(R) Index.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.


24    MainStay S&P 500 Index Fund

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund did not hold securities that were valued in such a manner.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency,

                                                   mainstayinvestments.com    25
interest rate, security, or securities index.) The Fund is subject to equity rate risk in the normal course of investing in these transactions. The Fund enters into futures contracts for market exposure. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin." When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. The Fund invests in futures contracts to provide an efficient means of maintaining liquidity while being fully invested in the market. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAV and may result in a loss to the Fund.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The Fund had no portfolio securities on loan as of October 31, 2010.

(J) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

(K) QUANTITATIVE DISCLOSURE OF DERIVATIVE HOLDINGS. The following tables show additional disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.

Fair value of derivatives as of October 31, 2010:

ASSET DERIVATIVES

                                     STATEMENT OF      FOREIGN
                                       ASSETS AND     EXCHANGE       EQUITY    INTEREST
                                      LIABILITIES    CONTRACTS    CONTRACTS        RATE
                                         LOCATION         RISK         RISK        RISK       TOTAL
Futures Contracts (a)                         Net
                               Assets--Unrealized
                                     appreciation
                                (depreciation) on
                                  investments and
                                futures contracts          $--     $221,759         $--    $221,759
                                                     ----------------------------------------------
Total Fair Value                                           $--     $221,759         $--    $221,759
                                                     ==============================================



(a) Includes cumulative appreciation (depreciation) of futures contracts as reported in Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.


26    MainStay S&P 500 Index Fund

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2010 is as follows:

REALIZED GAIN (LOSS)

                                                    FOREIGN
                                  STATEMENT OF     EXCHANGE         EQUITY    INTEREST
                                    OPERATIONS    CONTRACTS      CONTRACTS        RATE
                                      LOCATION         RISK           RISK        RISK          TOTAL
Futures Contracts            Net realized gain
                             (loss) on futures
                                  transactions          $--    $17,365,506         $--    $17,365,506
                                                  ---------------------------------------------------
Total Realized Gain
  (Loss)                                                $--    $17,365,506         $--    $17,365,506
                                                  ===================================================



CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

                                                     FOREIGN
                                   STATEMENT OF     EXCHANGE         EQUITY    INTEREST
                                     OPERATIONS    CONTRACTS      CONTRACTS        RATE
                                       LOCATION         RISK           RISK        RISK         TOTAL
Futures Contracts                 Net change in
                                     unrealized
                                   appreciation
                              (depreciation) on
                              futures contracts          $--    $(2,089,441)        $--    $(2,089,441)
                                                   ---------------------------------------------------
Total Change in
  Unrealized Appreciation
  (Depreciation)                                         $--    $(2,089,441)        $--    $(2,089,441)
                                                   ===================================================



NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS (1)

                                                        FOREIGN
                                                       EXCHANGE       EQUITY    INTEREST
                                                      CONTRACTS    CONTRACTS        RATE
                                                           RISK         RISK        RISK    TOTAL
Futures Contracts (2)                                        --          917          --      917
                                                      ===========================================



(1) Amount disclosed represents the weighted average held during the year ended October 31, 2010.

(2) Amount(s) represent(s) number of contracts or number of shares/units.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. Madison Square Investors LLC ("Madison Square Investors" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.25% up to $1 billion, 0.225% from $1 billion to $2 billion, 0.215% from $2 billion to $3 billion, and 0.20% in excess of $3 billion. The effective management fee rate (exclusive of waivers/reimbursements) was 0.24% for the year ended October 31, 2010.

Effective August 1, 2009, New York Life Investments entered into a written expense limitation agreement under which it agreed to waive a portion of the management fee or reimburse expenses to the extent necessary to ensure that the total ordinary operating expenses for the Fund's Class A shares do not exceed 0.60% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund. This expense limitation agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the Board may agree to maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Additionally, effective August 1, 2009, New York Life Investments agreed to voluntarily reimburse the expenses of the Investor Class shares of the Fund so that the total ordinary operating expenses of

                                                   mainstayinvestments.com    27

Investor Class shares do not exceed 0.70% of its average daily net assets. This voluntary waiver may be discontinued at any time.

At the December 15, 2010, Board of Trustees meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

For the year ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $3,198,398 and waived/reimbursed its fees in the amount of $1,906,573.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Investor Class and Class A shares at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $6,907 and $5,753, respectively, for the year ended October 31, 2010. The Fund was also advised that the Distributor retained CDSCs on redemptions of Investor Class and Class A shares of $27 and $491, respectively for the year ended October 31, 2010.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the year ended October 31, 2010, were as follows:

Investor Class                        $   87,408
------------------------------------------------
Class A                                  394,253
------------------------------------------------
Class I                                2,124,668
------------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Class I                         $106,893,071    9.5%
---------------------------------------------------



(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $64,153.

NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:


               ACCUMULATED            OTHER        UNREALIZED           TOTAL
   ORDINARY        CAPITAL        TEMPORARY      APPRECIATION     ACCUMULATED
     INCOME    GAIN (LOSS)      DIFFERENCES    (DEPRECIATION)    GAIN (LOSS)
$16,684,839            $--    $(117,900,712)     $249,555,726    $148,339,853
-----------------------------------------------------------------------------



The difference between book-basis and tax basis unrealized depreciation is primarily due to wash sale deferrals, real estate investment trust ("REIT") basis adjustments and class action payment basis adjustment.

The following table discloses the current year reclassifications between undistributed net investment income, accumulated net realized loss on investments and additional paid-in capital arising from permanent differences; net assets at October 31, 2010 were not affected.

                      ACCUMULATED
  UNDISTRIBUTED      NET REALIZED     ADDITIONAL
 NET INVESTMENT       GAIN (LOSS)        PAID-IN
  INCOME (LOSS)    ON INVESTMENTS        CAPITAL
      $(164,166)      $10,142,080    $(9,977,914)
------------------------------------ -----------



The reclassifications for the Fund are primarily due to return of capital and capital gain distributions from REITs and expiration of a portion of the capital loss carryforward.

At October 31, 2010, for federal income tax purposes, capital loss carryforwards of $117,900,712 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.



28    MainStay S&P 500 Index Fund

      CAPITAL LOSS        CAPITAL LOSS
    AVAILABLE THROUGH    AMOUNTS (000'S)
           2013             $  5,221
           2014               51,930
           2016               39,050
           2018               21,700
---------------------------------- -----
          Total             $117,901
---------------------------------- -----



The Fund had $9,977,914 of capital loss carryforwards that expired during the year ended October 31, 2010.

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009, shown in the Statements of Changes in Net Assets, was as follows:


                                     2010        2009
Distributions paid from:
  Ordinary Income             $20,847,304  $28,089,613
------------------------------------------------------



NOTE 5-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 7--PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the year ended October 31, 2010, purchases and sales of securities, other than short-term securities, were $134,449 and $185,386, respectively.

NOTE 8-CAPITAL SHARE TRANSACTIONS

 INVESTOR CLASS                    SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                       129,280  $  3,343,567
Shares issued to shareholders
  in reinvestment of
  dividends                         9,977       253,817
Shares redeemed                  (155,312)   (4,001,226)
                               ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                      (16,055)     (403,842)
Shares converted into
  Investor Class (See Note 1)      11,248       300,230
Shares converted from
  Investor Class (See Note 1)     (33,895)     (882,705)
                               ------------------------
Net increase (decrease)           (38,702) $   (986,317)
                               ========================

Year ended October 31, 2009:
Shares sold                       185,821  $  3,782,823
Shares issued to shareholders
  in reinvestment of
  dividends                        17,590       349,167
Shares redeemed                  (149,786)   (3,095,645)
                               ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                       53,625     1,036,345
Shares converted into
  Investor Class (See Note 1)      50,946       958,278
Shares converted from
  Investor Class (See Note 1)     (43,795)     (991,085)
                               ------------------------
Net increase (decrease)            60,776  $  1,003,538
                               ========================


 CLASS A                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                     1,549,620  $ 39,887,328

Shares issued to shareholders
  in reinvestment of
  dividends                       111,379     2,832,374

Shares redeemed                (2,835,174)  (73,082,004)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                   (1,174,175)  (30,362,302)

Shares converted into Class A
  (See Note 1)                     33,901       882,705

Shares converted from Class A
  (See Note 1)                    (11,246)     (300,230)

Shares converted from Class A
  (a)                              (1,641)      (41,706)
                               ------------------------


Net increase (decrease)        (1,153,161) $(29,821,533)
                               ========================


Year ended October 31, 2009:

Shares sold                     2,729,982  $ 56,046,902

Shares issued to shareholders
  in reinvestment of
  dividends                       202,474     4,017,090

Shares redeemed                (2,817,086)  (58,120,291)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                      115,370     1,943,701

Shares converted into Class A
  (See Note 1)                     43,805       991,085

Shares converted from Class A
  (See Note 1)                    (50,972)     (958,278)
                               ------------------------


Net increase (decrease)           108,203  $  1,976,508
                               ========================






                                                   mainstayinvestments.com    29

 CLASS I                           SHARES         AMOUNT
Year ended October 31, 2010:
Shares sold                     9,521,947  $ 249,575,588
Shares issued to
  shareholders in
  reinvestment of dividends       690,772     17,697,570
Shares redeemed               (12,887,816)  (333,255,030)
                              --------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                   (2,675,097)   (65,981,872)
Shares converted into Class
  I (a)                             1,628         41,706
                              --------------------------
Net increase (decrease)        (2,673,469) $ (65,940,166)
                              ==========================

Year ended October 31, 2009:
Shares sold                    12,933,406  $ 269,664,711
Shares issued to
  shareholders in
  reinvestment of dividends     1,181,525     23,595,051
Shares redeemed               (11,397,494)  (241,439,121)
                              --------------------------
Net increase (decrease)         2,717,437  $  51,820,641
                              ==========================



(a) In addition to any automatic conversion features described above in Note 1 with respect to Investor Class and Class A shares, an investor generally may also elect to convert their shares on a voluntary basis into another share class of the same fund for which an investor is eligible. However, the following limitations apply:

  - Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and

  -  All Class C shares are ineligible for a voluntary conversion.

  These limitations do not impact any automatic conversion features described in
  Note 1 with respect to Investor Class and Class A shares. An investor or an investor's financial intermediary may contact the Fund to request a voluntary conversion between shares classes of the same Fund. An investor may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If an investor fails remain eligible for the new share class, an investor may automatically be converted back to their original share class, or into another share class, if appropriate.


NOTE 9-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments or disclosure have been identified other than the extension of the written expense limitation agreement as disclosed in Note 3(A) to these financial statements.


30    MainStay S&P 500 Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay S&P 500 Index Fund ("the Fund"), one of the funds constituting Mainstay Funds Trust, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay S&P 500 Index Fund of MainStay Funds Trust as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


                                                   mainstayinvestments.com    31

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay S&P 500 Index Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and Madison Square Investors LLC ("MSI") on behalf of the Fund.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and MSI on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management and/or subadvisory fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates, including MSI as subadviser to the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments and MSI; (ii) the investment performance of the Fund, New York Life Investments and MSI; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates, including MSI as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND MSI

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing MSI's compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

The Board also examined the nature, extent and quality of the services that MSI provides to the Fund. The Board evaluated MSI's experience in serving as subadviser to the Fund and managing other portfolios. It examined MSI's track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at MSI, and MSI's overall legal and compliance environment. The Board also reviewed MSI's willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the Fund's portfolio

32    MainStay S&P 500 Index Fund
managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and MSI's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments and MSI to enhance investment returns, supported a determination to approve the Agreements. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND MSI

The Board considered the costs of the services provided by New York Life Investments and MSI under the Agreements, and the profits realized by New York Life Investments and its affiliates due to their relationships with the Fund. Because MSI is an affiliate of New York Life Investments whose subadvisory fees are paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and MSI in the aggregate.

In evaluating any costs and profits of New York Life Investments and its affiliates, including MSI, due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and MSI must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates (including
MSI) due to their relationships with the Fund supported the Board's determination to approve the Agreements.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules

                                                   mainstayinvestments.com    33

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED) (CONTINUED)



of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to MSI are paid by New York Life Investments, not the Fund. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and MSI on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and MSI about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


34    MainStay S&P 500 Index Fund

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2010 the Fund designated approximately $25,495,209 under the Internal Revenue Code as Qualified dividend income eligible for reduced tax rates.

The dividends paid by the Fund during the fiscal year ended October 31, 2010, should be multiplied by 0.1% to arrive at the amount eligible for qualified interest income and 100.0% for the corporate dividends received deduction.

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2010.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; or
(ii) on the Securities and Exchange Commissions ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 800-MAINSTAY (624-6782);
(ii) by visiting the Fund's website at mainstayinvestments.com; or (iii) on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE


The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


                                                   mainstayinvestments.com    35

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


36    MainStay S&P 500 Index Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    37

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


38    MainStay S&P 500 Index Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    39

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


40    MainStay S&P 500 Index Fund

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.


                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany,
     New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     2010 by NYLIFE Distributors LLC. All rights reserved.


-----------------------------------------------------------------
     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
-----------------------------------------------------------------



     NYLIM-A021194 MS333-10                                         MSSP11-12/10
                                                                              A6

(MAINSTAY INVESTMENTS LOGO)

        MAINSTAY SHORT TERM BOND FUND

        MESSAGE FROM THE PRESIDENT AND ANNUAL REPORT

        October 31, 2010

                       This page intentionally left blank

MESSAGE FROM THE PRESIDENT

AN ADVANCING STOCK MARKET
Several leading indexes of stock market performance in the United States and around the globe provided double-digit returns for the 12 months ended October 31, 2010. According to Russell data for U.S. equity markets, small- and mid-cap stocks generally outperformed large-cap stocks, and growth stocks outperformed value stocks at all capitalization levels.

Although the U.S. economy continued to advance, the level of growth varied from quarter to quarter, and the stock market's progress was far from uniform over the 12-month reporting period. From November 2009 through March 2010, many stocks with low or negative earnings were particularly strong, as investors looked for stocks likely to benefit from an eco-nomic recovery. From April through September, however, concerns about the quality of sovereign debt in Greece and other European nations drove stock prices lower. Fortunately, central banks and policymakers joined forces to help restore market confidence, and in September and October 2010, major stock indexes recouped much of the ground they had previously lost.

A SHIFTING APPETITE FOR YIELD
Throughout the reporting period, the Federal Open Market Committee maintained the targeted federal funds rate in a range from 0% to 0.25%, which kept short-term yields low. Investors seeking higher yields increased their appetite for risk, extending maturities and investing in corporate bonds and commercial mortgage-backed securities. The high-yield bond market saw significant inflows from individual and institutional investors. The leveraged loan market as a whole provided double-digit returns for the reporting period, and municipal debt overall provided strong single-digit returns.

As every investor knows, past performance is no guarantee of future results. Economic conditions next year may be very different from those today. Individual companies may exper-ience gains or setbacks related to their products, their comp-etition or other industry, economic or market forces. In such an environment, how can investors know what to expect?

HELPING INVESTORS REMAIN CONFIDENT
At MainStay, we believe that mutual fund investing can help investors remain confident as they cope with changing markets. Each of our Funds pursues a specific investment objective using established investment strategies. Our portfolio managers bring a professional perspective to daily market events, seeking to balance what's happening now with what their investments seek to achieve over full market cycles. They aim to manage the risks of individual securities and the market as a whole within the guidelines outlined in the Prospectus. In doing so, they look to bring consistency of purpose and a sense of direction to investment markets that themselves may be erratic or unpredictable.

We hope that you will carefully review the accompanying annual report. It provides greater insight into the market events, secur-ities and investment decisions that affected your MainStay Fund(s) during the 12 months ended October 31, 2010.

The information in the annual report is an important part of your overall financial plan. We hope that you will use it wisely, as you maintain or gradually adjust your investments in line with your long-range investment goals.

Sincerely,

/s/ STEPHEN P. FISHER
Stephen P. Fisher
President



                          Not part of the Annual Report

TABLE OF CONTENTS


Annual Report
---------------------------------------------

Investment and Performance Comparison       5
---------------------------------------------
Portfolio Management Discussion and
Analysis                                    9
---------------------------------------------
Portfolio of Investments                   11
---------------------------------------------
Financial Statements                       14
---------------------------------------------
Notes to Financial Statements              20
---------------------------------------------
Report of Independent Registered Public
Accounting Firm                            26
---------------------------------------------
Board Consideration and Approval of
Management Agreement and Subadvisory
Agreement                                  27
---------------------------------------------
Federal Income Tax Information             30
---------------------------------------------
Proxy Voting Policies and Procedures and
Proxy Voting Record                        30
---------------------------------------------
Shareholder Reports and Quarterly
Portfolio Disclosure                       30
---------------------------------------------
Board Members and Officers                 31
---------------------------------------------




--------------------------------------------------------------------------------

INVESTORS SHOULD REFER TO THE FUND'S SUMMARY PROSPECTUS AND/OR PROSPECTUS AND CONSIDER THE FUND'S INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUND. YOU MAY OBTAIN COPIES OF THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE, UPON REQUEST, BY CALLING TOLL-FREE 800-MAINSTAY (624-6782), BY WRITING TO NYLIFE DISTRIBUTORS LLC, ATTN: MAINSTAY MARKETING DEPARTMENT, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054 OR BY SENDING AN E-MAIL TO MAINSTAYSHAREHOLDERSERVICES@NYLIM.COM. THESE DOCUMENTS ARE ALSO AVAILABLE VIA THE MAINSTAY FUNDS' WEBSITE AT MAINSTAYINVESTMENTS.COM/DOCUMENTS. PLEASE READ THE SUMMARY PROSPECTUS AND/OR PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTMENT AND PERFORMANCE COMPARISON(1) (Unaudited)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH BELOW DEPICTS THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND. PERFORMANCE WILL VARY FROM CLASS TO CLASS BASED ON DIFFERENCES IN CLASS-SPECIFIC EXPENSES AND SALES CHARGES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.




(LINE GRAPH)

                      MAINSTAY SHORT
                         TERM BOND          BARCLAYS CAPITAL        CITIGROUP 1-3
                        FUND CLASS                U.S.                YEAR U.S.
                         I SHARES               1-3 YEAR           TREASURY AGENCY
                                        GOVERNMENT/CREDIT INDEX         INDEX
                      --------------    -----------------------    ---------------
10/31/00                   10000                 10000                  10000
                           11068                 11136                  11105
                           11423                 11683                  11672
                           11645                 12064                  11924
                           11819                 12330                  12149
                           11889                 12428                  12238
                           12344                 12972                  12761
                           13034                 13707                  13498
                           13578                 14283                  14358
                           14506                 15185                  14879
10/31/10                   14876                 15675                  15260




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

CLASS                                 SALES CHARGE                                        ONE YEAR    FIVE YEARS    TEN YEARS
-----------------------------------------------------------------------------------------------------------------------------
Investor Class Shares(3)    Maximum 3% Initial Sales Charge    With sales charges          -1.23%        3.52%        3.35%
                                                               Excluding sales charges      1.83         4.15         3.67
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares(4)           Maximum 3% Initial Sales Charge    With sales charges          -0.87         3.67         3.42
                                                               Excluding sales charges      2.19         4.30         3.74
-----------------------------------------------------------------------------------------------------------------------------
Class I Shares              No Sales Charge                                                 2.55         4.59         4.05
-----------------------------------------------------------------------------------------------------------------------------

                              GROSS
                             EXPENSE
CLASS                       RATIO(2)
------------------------------------
Investor Class Shares(3)      1.62%
                              1.62
------------------------------------
Class A Shares(4)             1.16
                              1.16
------------------------------------
Class I Shares                0.91
------------------------------------







1. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges as indicated in the table above, change in share price, and reinvestment of dividend and capital gain distributions. The graph assumes the initial investment amount shown above and reflect the deduction of all sales charges that would have applied for the periods of investment. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. For more information on share classes and current fee waivers and/or expense limitations, please refer to the notes to the financial statements.
2. The gross expense ratios presented reflect the Fund's "Total Annual Fund Operating Expenses" from the most recent Prospectus and may differ from other expense ratios disclosed in this report.
3. Performance figures for Investor Class shares, first offered on February 28, 2008, includes the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Investor Class shares might have been lower.
4. Performance figures for Class A shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004, adjusted for differences in certain expenses and fees. Unadjusted, the performance shown for Class A shares might have been lower.



THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

BENCHMARK PERFORMANCE                                         ONE      FIVE     TEN
                                                              YEAR    YEARS    YEARS
Barclays Capital U.S. 1-3 Year Government/Credit Index(5)    3.23%    4.75%    4.60%
------------------------------------------------------------------------------------
Citigroup 1-3 Year U.S. Treasury Agency Index(6)             2.56     4.51     4.32
------------------------------------------------------------------------------------
Average Lipper Short U.S. Government Fund(7)                 3.36     3.89     3.71
------------------------------------------------------------------------------------







5. The Barclays Capital U.S. 1-3 Year Government/Credit Index includes investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury, with maturities of one to three years. An investment cannot be made directly in an index. Total returns assume reinvestment of all dividends and capital gains. The Barclays Capital U.S. 1-3 year Government/Credit Index is the fund's broad-based securities-market index for comparison purposes.
6. The Citigroup 1-3 Year U.S. Treasury Agency Index consists of U.S. Treasury notes (minimum amount outstanding is $1 billion per issue) and Agency securities (minimum amount outstanding is $200 million per issue) with maturities of one year or greater, but less than three years. An investment cannot be made directly in an index. Total returns assume reinvestment of all income and capital gains.
7. The average Lipper short U.S. government fund is representative of funds that invest primarily in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.


THE FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THE TABLE AND GRAPH AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


6    MainStay Short Term Bond Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY SHORT TERM BOND FUND (UNAUDITED)
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from May 1, 2010, to October 31, 2010, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from May 1, 2010, to October 31, 2010.

This example illustrates your Fund's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended October 31, 2010. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 ENDING ACCOUNT
                                                 ENDING ACCOUNT                   VALUE (BASED
                                                  VALUE (BASED                   ON HYPOTHETICAL
                                    BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                     ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                      VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                           5/1/10        10/31/10       PERIOD(1)        10/31/10        PERIOD(1)
INVESTOR CLASS SHARES               $1,000.00       $1,015.30        $6.86          $1,018.40         $6.87
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                      $1,000.00       $1,016.50        $4.73          $1,020.50         $4.74
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES                      $1,000.00       $1,017.70        $3.46          $1,021.80         $3.47
-------------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.35% for Investor Class, 0.93% for Class A and 0.68% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 184 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

PORTFOLIO COMPOSITION AS OF OCTOBER 31, 2010 (Unaudited)

(PIE CHART)

U.S. Government & Federal Agencies              62.3
Corporate Bonds                                 18.8
Yankee Bonds                                     8.9
Mortgage-Backed Securities                       3.5
Short-Term Investment                            2.4
Convertible Bonds                                1.7
Other Assets, Less Liabilities                   1.5
Municipal Bonds                                  0.9




See Portfolio of Investments beginning on page 11 for specific holdings within these categories.


TOP TEN ISSUERS HELD AS OF OCTOBER 31, 2010 (excluding short-term investment)

    1.  United States Treasury Notes, 0.875%-2.25%, due
        5/31/11-6/30/15
    2. Federal National Mortgage Association, 1.20%-6.25%, due 2/1/11-9/27/13
    3.  Federal Home Loan Bank, 2.25%, due 4/13/12
    4.  Morgan Stanley, 4.00%, due 7/24/15
    5.  Shell International Finance B.V., 1.875%, due 3/25/13
    6.  Abbott Laboratories, 2.70%, due 5/27/15
    7.  MetLife, Inc., 2.375%, due 2/6/14
    8.  Rio Tinto Finance USA, Ltd., 8.95%, due 5/1/14
    9.  St. Jude Medical, Inc., 2.20%, due 9/15/13
   10.  Anglo American Capital PLC, 2.15%-9.375%, due 9/27/13-4/8/14





8    MainStay Short Term Bond Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Questions answered by portfolio managers Claude Athaide, PhD, CFA, Gary Goodenough and James Ramsay, CFA, of MacKay Shields LLC, the Fund's Subadvisor.

HOW DID MAINSTAY SHORT TERM BOND FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE 12 MONTHS ENDED OCTOBER 31, 2010?

Excluding all sales charges, MainStay Short Term Bond Fund returned 1.83% for Investor Class shares and 2.19% for Class A shares for the 12 months ended October 31, 2010. Over the same period, the Fund's Class I shares returned 2.55%. All share classes underperformed the 3.36% return of the average Lipper(1) short U.S. government fund, the 3.23% return of the Barclays Capital U.S. 1-3 Year Government/Credit Index(2) and the 2.56% return of the Citigroup 1-3 Year U.S. Treasury Agency Index(3) for the 12 months ended October 31, 2010. The Barclays Capital U.S. 1-3 Year Government/Credit Index is the Fund's broad-based securities-market index. See page 5 for Fund returns with sales charges.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

Real gross domestic product (GDP) grew at an annual rate of 3.1% during the 12 months ended September 30, 2010, but the pace of growth decelerated during much of the reporting period. Real GDP grew at an annual rate of 5% in the fourth quarter of 2009, 3.7% in the first quarter of 2010, and 1.7% in the second quarter of 2010. According to the "second" estimate released by the Bureau of Economic Analysis, the economy grew at an annual rate of 2.5% during the third quarter of 2010.

Inventories played a significant role in the growth of real GDP, accounting for 2.8%, 2.6%, 0.8% and 1.3% of the headline number in the four quarters ended September 30, 2010, respectively. More worrisome was the downward trend in real final sales increases, which the advance estimate showed moving from 2.1% to 1.1%, 0.9% and 0.6% over the same four quarters. Fortunately, the "second" estimate, which was based on more complete source data than the advance estimate, increased the third-quarter 2010 figure to 1.2%.

Against this backdrop, financial markets experienced significant volatility during the reporting period. For example, after a strong start to the reporting period, the S&P 500(R) Index(4) declined by 8% from the middle of January 2010 to early February, after which stocks rallied and made new recovery highs by the end of April.

Heightened volatility and risk aversion subsequently reappeared during the second quarter of 2010, as concerns about the sovereign debt crisis in Greece led to worries about the viability of the euro. Major stock indices suffered substantial declines, and the U.S. dollar appreciated in relation to the currencies of other developed economies. U.S. Treasury yields declined as investors sought safety in U.S. government securities. A trillion- dollar package announced by the Eurozone governments in concert with the International Monetary Fund and the European Central Bank provided a temporary respite before stocks declined again.

In the summer of 2010, the Federal Reserve announced that it would reinvest the proceeds from mortgage prepayments into U.S. Treasury securities to prevent its balance sheet from shrinking. Federal Reserve officials also began to discuss the idea of further large-scale purchases of U.S. Treasury securities as a means to stimulate the economy. Weakness in economic growth--together with the Federal Reserve's discussion of possibly making large-scale Treasury purchases--contributed to a decline in U.S. Treasury yields. The two-year Treasury yield ended the reporting period at 0.34%.

The last two months of the reporting period witnessed a recovery in the prices of riskier assets, as stocks approached their peak levels seen earlier in the year. Credit spreads(5) continued to narrow, benefiting from comparatively low Treasury yields, as investors sought income from other higher yielding securities.

DURING THE REPORTING PERIOD, WHICH MARKET SEGMENTS WERE PARTICULARLY STRONG AND WHICH ONES WERE WEAK?

The strongest market segments from a total return perspective were commercial mortgage-backed securities with maturities of up to three years, followed closely by mortgage-backed securities with maturities of up to five years and corporate bonds with maturities of one to three years. While all segments of the short-term market provided positive returns, the weakest market segments were one- to three-year Treasury and agency securities.

WHAT SPECIFIC HOLDINGS IMPACTED THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD?

A position in BP 5.25% 11/7/2013 bonds had a negative impact on the Fund's performance relative to the Barclays Capital U.S. 1-3 Year Government/Credit Index during the reporting period. The price of these bonds declined as the costs of dealing with the oil spill in the Gulf of Mexico escalated during May and June.



1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the Barclays Capital U.S. 1-3 Year Government/Credit Index.
3. See footnote on page 6 for more information on the Citigroup 1-3 Year U.S. Treasury Agency Index.
4. The S&P 500(R) Index is a trademark of the McGraw-Hill Companies, Inc., and is widely recognized as the standard for measuring large-cap U.S. stock market performance. Results assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
5. The terms "spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

                                                    mainstayinvestments.com    9

HOW DID THE FUND'S WEIGHTINGS CHANGE DURING THE REPORTING PERIOD?

At the start of the reporting period, approximately 64% of the Fund's total net assets were invested in U.S. Treasury securities. Agency securities accounted for approximately 18% of the Fund's total net assets, and corporate bonds accounted for just 1.9% of the Fund's total net assets. By the end of the first quarter of 2010, we had increased the Fund's exposure to corporate bonds to about 20% of the Fund's total net assets. We continued to increase the Fund's exposure to corporate bonds through the end of the reporting period.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of October 31, 2010, corporate bonds accounted for approximately 31% of the Fund's total net assets, while U.S. Treasury securities accounted for approximately 50% of total net assets.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay Short Term Bond Fund

PORTFOLIO OF INVESTMENTS OCTOBER 31, 2010


                                PRINCIPAL
                                   AMOUNT         VALUE
LONG-TERM BONDS 96.1%+
CONVERTIBLE BONDS 1.7%
-------------------------------------------------------

BIOTECHNOLOGY 0.8%
Amgen, Inc.
  0.125%, due 2/1/11          $ 1,000,000  $  1,001,250
                                           ------------


HEALTH CARE--PRODUCTS 0.9%
Medtronic, Inc.
  1.50%, due 4/15/11            1,000,000     1,007,500
                                           ------------
Total Convertible Bonds
  (Cost $1,978,868)                           2,008,750
                                           ------------


CORPORATE BONDS 18.8%
-------------------------------------------------------

AEROSPACE & DEFENSE 0.4%
Boeing Co. (The)
  1.875%, due 11/20/12            490,000       501,467
                                           ------------


AGRICULTURE 1.1%
Philip Morris International,
  Inc.
  6.875%, due 3/17/14           1,070,000     1,263,369
                                           ------------


AUTO MANUFACTURERS 1.1%
DaimlerChrysler N.A. Holding
  Corp.
  6.50%, due 11/15/13           1,117,000     1,286,683
                                           ------------


BANKS 6.7%
JPMorgan Chase & Co.
  3.70%, due 1/20/15            1,235,000     1,305,952
X  Morgan Stanley
  4.00%, due 7/24/15            1,800,000     1,854,636
  5.625%, due 1/9/12              655,000       689,924
PNC Funding Corp.
  3.625%, due 2/8/15            1,240,000     1,312,405
U.S. Bancorp
  3.15%, due 3/4/15             1,250,000     1,325,976
Wells Fargo & Co.
  3.75%, due 10/1/14            1,225,000     1,310,375
                                           ------------
                                              7,799,268
                                           ------------

DIVERSIFIED FINANCIAL SERVICES 1.1%
General Electric Capital
  Corp.
  3.75%, due 11/14/14           1,220,000     1,302,738
                                           ------------


ELECTRIC 0.9%
Great Plains Energy, Inc.
  2.75%, due 8/15/13            1,000,000     1,007,923
                                           ------------



FINANCE--INVESTMENT BANKER/BROKER 1.0%
Citicorp
  7.25%, due 10/15/11           1,155,000     1,209,722
                                           ------------


HEALTH CARE--PRODUCTS 1.1%
X  St. Jude Medical, Inc.
  2.20%, due 9/15/13            1,310,000     1,345,898
                                           ------------


INSURANCE 2.4%
Hartford Financial Services
  Group, Inc.
  4.75%, due 3/1/14             1,250,000     1,314,920
X  MetLife, Inc.
  2.375%, due 2/6/14            1,455,000     1,482,971
                                           ------------
                                              2,797,891
                                           ------------

OIL & GAS 0.5%
XTO Energy, Inc.
  5.30%, due 6/30/15              550,000       642,334
                                           ------------


PHARMACEUTICALS 2.5%
X  Abbott Laboratories
  2.70%, due 5/27/15            1,665,000     1,759,662
Novartis Capital Corp.
  1.90%, due 4/24/13            1,100,000     1,132,250
                                           ------------
                                              2,891,912
                                           ------------
Total Corporate Bonds
  (Cost $21,326,479)                         22,049,205
                                           ------------


MORTGAGE-BACKED SECURITIES 3.5%
-------------------------------------------------------

COMMERCIAL MORTGAGE LOANS
  (COLLATERALIZED MORTGAGE OBLIGATIONS) 3.5%
Banc of America Commercial
  Mortgage, Inc.
  Series 2007-1, Class AAB
  5.422%, due 1/15/49             870,000       941,217
Bear Stearns Commercial
  Mortgage Securities
  Series 2004-T16, Class A6
  4.75%, due 2/13/46              200,000       214,205
GE Capital Commercial
  Mortgage Corp.
  Series 2004-C2, Class A4
  4.893%, due 3/10/40             500,000       537,803
LB-UBS Commercial Mortgage
  Trust
  Series 2004-C2, Class A2
  3.246%, due 3/15/29              46,375        46,461
  Series 2004-C1, Class A4
  4.568%, due 1/15/31             890,000       948,050


+ Percentages indicated are based on Fund net assets.
X Among the Fund's 10 largest issuers held, as of October 31, 2010, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11

                                PRINCIPAL
                                   AMOUNT         VALUE
MORTGAGE-BACKED SECURITIES (CONTINUED)

COMMERCIAL MORTGAGE LOANS
  (COLLATERALIZED MORTGAGE OBLIGATIONS) (CONTINUED)
RBSCF Trust
  Series 2010-MB1, Class A1
  2.367%, due 2/15/15 (a)     $ 1,086,239  $  1,103,130
Wachovia Bank Commercial
  Mortgage Trust
  Series 2004-C14, Class A4
  5.088%, due 8/15/41             310,000       336,024
                                           ------------
Total Mortgage-Backed
  Securities
  (Cost $4,005,422)                           4,126,890
                                           ------------


MUNICIPAL BONDS 0.9%
-------------------------------------------------------

MICHIGAN 0.9%
Michigan Finance Authority
  Series E
  4.75%, due 8/22/11            1,000,000     1,021,800
                                           ------------
Total Municipal Bond
  (Cost $1,006,806)                           1,021,800
                                           ------------


U.S. GOVERNMENT & FEDERAL AGENCIES 62.3%
-------------------------------------------------------

X  FEDERAL HOME LOAN BANK 4.4%
  2.25%, due 4/13/12            5,075,000     5,214,725
                                           ------------


X  FEDERAL NATIONAL MORTGAGE ASSOCIATION 8.4%
  1.20%, due 9/27/13            2,195,000     2,206,666
  6.25%, due 2/1/11             7,565,000     7,668,913
                                           ------------
                                              9,875,579
                                           ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITY) 0.3%
  4.50%, due 11/1/18              294,756       315,357
                                           ------------


FREDDIE MAC (COLLATERALIZED MORTGAGE OBLIGATIONS) 0.3%
  Series 2632, Class NH
  3.50%, due 6/15/13              362,222       364,123
                                           ------------


X  UNITED STATES TREASURY NOTES 48.9%
  0.875%, due 5/31/11          18,950,000    19,025,497
  0.875%, due 1/31/12           1,055,000     1,062,871
  1.00%, due 7/31/11            1,490,000     1,498,613
  1.00%, due 9/30/11            5,600,000     5,638,500
  1.375%, due 9/15/12             755,000       769,569
  1.50%, due 7/15/12           12,580,000    12,840,444
  1.875%, due 6/15/12          10,395,000    10,659,345
  1.875%, due 6/30/15           2,875,000     2,979,219
  2.25%, due 5/31/14            2,710,000     2,859,050
                                           ------------
                                             57,333,108
                                           ------------
Total U.S. Government &
  Federal Agencies
  (Cost $71,871,819)                         73,102,892
                                           ------------


YANKEE BONDS 8.9% (B)
-------------------------------------------------------

ELECTRIC 1.0%
Enel Finance International
  S.A.
  3.875%, due 10/7/14 (a)       1,120,000     1,183,193
                                           ------------


HOLDING COMPANY--DIVERSIFIED 1.1%
Hutchison Whampoa
  International, Ltd.
  4.625%, due 9/11/15 (a)       1,195,000     1,292,653
                                           ------------


MINING 2.3%
X  Anglo American Capital
  PLC
  2.15%, due 9/27/13 (a)          400,000       406,743
  9.375%, due 4/8/14 (a)          750,000       921,207
X  Rio Tinto Finance USA,
  Ltd.
  8.95%, due 5/1/14             1,115,000     1,392,354
                                           ------------
                                              2,720,304
                                           ------------

MISCELLANEOUS--MANUFACTURING 0.5%
Tyco Electronics Group S.A.
  6.00%, due 10/1/12              495,000       536,040
                                           ------------


OIL & GAS 2.9%
X  Shell International
  Finance B.V.
  1.875%, due 3/25/13           2,000,000     2,053,626
Total Capital S.A.
  3.125%, due 10/2/15           1,235,000     1,306,716
                                           ------------
                                              3,360,342
                                           ------------

TELECOMMUNICATIONS 1.1%
Telefonica Emisiones S.A.U
  4.949%, due 1/15/15           1,180,000     1,302,830
                                           ------------
Total Yankee Bonds
  (Cost $9,963,378)                          10,395,362
                                           ------------
Total Long-Term Bonds
  (Cost $110,152,772)                       112,704,899
                                           ------------




12    MainStay Short Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                PRINCIPAL
                                   AMOUNT         VALUE

SHORT-TERM INVESTMENT 2.4%
-------------------------------------------------------

REPURCHASE AGREEMENT 2.4%
State Street Bank and Trust
  Co.
  0.01%, dated 10/29/10
  due 11/1/10
  Proceeds at Maturity
  $2,762,809
  (Collateralized by a
  United States Treasury
  Note with a rate of 3.125%
  and a maturity date of
  4/30/17, with a Principal
  Amount of $2,575,000 and a
  Market Value of
  $2,823,230)                 $ 2,762,806  $  2,762,806
                                           ------------
Total Short-Term Investment
  (Cost $2,762,806)                           2,762,806
                                           ------------
Total Investments
  (Cost $112,915,578) (c)            98.5%  115,467,705
Other Assets, Less
  Liabilities                         1.5     1,772,069
                              -----------  ------------

Net Assets                          100.0% $117,239,774
                              ===========  ============





(a)  May be sold to institutional investors
     only under Rule 144A or securities
     offered pursuant to Section 4(2) of the
     Securities Act of 1933, as amended.
(b)  Yankee Bond--dollar-denominated bond
     issued in the United States by a foreign bank or corporation.
(c)  At October 31, 2010, cost is $112,915,578
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $2,552,544
Gross unrealized depreciation            (417)
                                   ----------
Net unrealized appreciation        $2,552,127
                                   ==========



The following is a summary of the fair valuations according to the inputs used as of October 31, 2010, for valuing the Fund's assets.

ASSET VALUATION INPUTS

                                                       QUOTED
                                                     PRICES IN
                                                       ACTIVE    SIGNIFICANT
                                                   MARKETS FOR         OTHER   SIGNIFICANT
                                                    IDENTICAL    OBSERVABLE   UNOBSERVABLE
                                                        ASSETS        INPUTS        INPUTS
 DESCRIPTION                                         (LEVEL 1)     (LEVEL 2)     (LEVEL 3)         TOTAL
Investments in Securities (a)
Long-Term Bonds
 Convertible Bonds                                    $     --  $  2,008,750      $     --  $  2,008,750
 Corporate Bonds                                            --    22,049,205            --    22,049,205
 Mortgage-Backed Securities                                 --     4,126,890            --     4,126,890
 Municipal Bonds                                            --     1,021,800            --     1,021,800
 U.S. Government & Federal Agencies                         --    73,102,892            --    73,102,892
 Yankee Bonds                                               --    10,395,362            --    10,395,362
                                                      --------  ------------      --------  ------------
Total Long-Term Bonds                                       --   112,704,899            --   112,704,899
                                                      --------  ------------      --------  ------------
Short-Term Investment
  Repurchase Agreement                                      --     2,762,806            --     2,762,806
                                                      --------  ------------      --------  ------------
Total Investments in Securities                            $--  $115,467,705           $--  $115,467,705
                                                      ========  ============      ========  ============




(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

For the period ended October 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements. (See Note 2)

At October 31, 2010, the Fund did not hold any investments with significant unobservable inputs (Level 3). (See Note 2)


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2010


ASSETS
--------------------------------------------------
Investment in securities, at value
  (identified cost $112,915,578)      $115,467,705
Receivables:
  Fund shares sold                       1,451,336
  Interest                                 690,285
Other assets                                24,731
                                      ------------
     Total assets                      117,634,057
                                      ------------

LIABILITIES
--------------------------------------------------
Payables:
  Fund shares redeemed                     256,930
  Manager (See Note 3)                      40,514
  Transfer agent (See Note 3)               26,662
  Shareholder communication                 22,750
  Professional fees                         14,505
  NYLIFE Distributors (See Note 3)           8,435
  Custodian                                  1,151
  Trustees                                     360
Accrued expenses                             1,679
Dividend payable                            21,297
                                      ------------
     Total liabilities                     394,283
                                      ------------
Net assets                            $117,239,774
                                      ============

COMPOSITION OF NET ASSETS
--------------------------------------------------
Share of beneficial interest
  outstanding (par value of $.001
  per share) unlimited number of
  shares authorized                   $     11,987
Additional paid-in capital             114,472,732
                                      ------------
                                       114,484,719
Undistributed net investment income         15,143
Accumulated net realized gain on
  investments                              187,785
Net unrealized appreciation on
  investments                            2,552,127
                                      ------------
Net assets                            $117,239,774
                                      ============
INVESTOR CLASS
Net assets applicable to outstanding
  shares                              $  4,118,679
                                      ============
Shares of beneficial interest
  outstanding                              419,943
                                      ============
Net asset value per share
  outstanding                         $       9.81
Maximum sales charge (3.00% of
  offering price)                             0.30
                                      ------------
Maximum offering price per share
  outstanding                         $      10.11
                                      ============
CLASS A
Net assets applicable to outstanding
  shares                              $ 36,665,257
                                      ============
Shares of beneficial interest
  outstanding                            3,749,081
                                      ============
Net asset value per share
  outstanding                         $       9.78
Maximum sales charge (3.00% of
  offering price)                             0.30
                                      ------------
Maximum offering price per share
  outstanding                         $      10.08
                                      ============
CLASS I
Net assets applicable to outstanding
  shares                              $ 76,455,838
                                      ============
Shares of beneficial interest
  outstanding                            7,818,332
                                      ============
Net asset value and offering price
  per share outstanding               $       9.78
                                      ============





14    MainStay Short Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2010


INVESTMENT INCOME
-------------------------------------------------
INCOME
  Interest (a)                         $2,431,302
                                       ----------
EXPENSES
  Manager (See Note 3)                    734,022
  Transfer agent (See Note 3)             159,432
  Distribution/Service--Investor
     Class (See Note 3)                     8,682
  Distribution/Service--Class A (See
     Note 3)                              107,680
  Registration                             70,063
  Shareholder communication                65,684
  Professional fees                        59,693
  Custodian                                13,538
  Trustees                                  4,236
  Miscellaneous                            10,508
                                       ----------
     Total expenses before
       waiver/reimbursement             1,233,538
  Expense waiver/reimbursement from
     Manager (See Note 3)                (268,427)
                                       ----------
     Net expenses                         965,111
                                       ----------
Net investment income                   1,466,191
                                       ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------
Net realized gain on investments          234,319
Net change in unrealized appreciation
  (depreciation) on investments         1,087,868
                                       ----------
Net realized and unrealized gain on
  investments                           1,322,187
                                       ----------
Net increase in net assets resulting
  from operations                      $2,788,378
                                       ==========




(a) Interest recorded net of foreign withholding taxes in the amount of $1,720.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2010 AND OCTOBER 31, 2009


                                      2010          2009
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------
Operations:
 Net investment income        $  1,466,191  $  1,290,198
 Net realized gain on
  investments                      234,319     2,038,549
 Net change in unrealized
  appreciation
  (depreciation) on
  investments                    1,087,868     2,005,222
                              --------------------------
 Net increase in net assets
  resulting from operations      2,788,378     5,333,969
                              --------------------------
Dividends and distributions
 to shareholders:
 From net investment
  income:
    Investor Class                 (22,387)      (27,844)
    Class A                       (443,006)     (508,074)
    Class I                     (1,007,842)     (751,985)
                              --------------------------
                                (1,473,235)   (1,287,903)
                              --------------------------
 From net realized gain on
  investments:
    Investor Class                 (38,188)           --
    Class A                       (628,813)           --
    Class I                       (946,795)           --
                              --------------------------
                                (1,613,796)           --
                              --------------------------
 Total dividends and
  distributions to
  shareholders                  (3,087,031)   (1,287,903)
                              --------------------------
Capital share transactions:
 Net proceeds from sale of
  shares                        72,128,908   139,760,022
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions              2,578,293     1,036,268
 Cost of shares redeemed       (94,487,849)  (66,803,229)
                              --------------------------
    Increase (decrease) in
     net assets derived from
     capital share
     transactions              (19,780,648)   73,993,061
                              --------------------------
    Net increase (decrease)
     in net assets             (20,079,301)   78,039,127
NET ASSETS
--------------------------------------------------------
Beginning of year              137,319,075    59,279,948
                              --------------------------
End of year                   $117,239,774  $137,319,075
                              ==========================
Accumulated undistributed
 (distributions in excess
 of) net investment income
 at end of year               $     15,143  $     (6,668)
                              ==========================





16    MainStay Short Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                        This page intentionally left blank


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                      INVESTOR CLASS
                                     -----------------------------------------------
                                                                 FEBRUARY 28,
                                                                    2008**
                                      YEAR ENDED OCTOBER            THROUGH
                                              31,                 OCTOBER 31,
                                      2010          2009              2008
Net asset value at beginning of
  period                             $ 9.81        $ 9.32            $ 9.44
                                     ------        ------            ------
Net investment income                  0.05          0.10              0.13 (a)
Net realized and unrealized gain
  (loss) on investments                0.13          0.49             (0.11)
                                     ------        ------            ------
Total from investment operations       0.18          0.59              0.02
                                     ------        ------            ------
Less dividends and distributions:
  From net investment income          (0.06)        (0.10)            (0.14)
  From net realized gain on
     investments                      (0.12)           --                --
                                     ------        ------            ------
Total dividends and distributions     (0.18)        (0.10)            (0.14)
                                     ------        ------            ------
Net asset value at end of period     $ 9.81        $ 9.81            $ 9.32
                                     ======        ======            ======
Total investment return (b)            1.83%         6.31%             0.20%(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                0.63%         1.00%             2.10%++
  Net expenses                         1.38%         1.11%             1.00%++
  Expenses (before
     waiver/reimbursement)             1.60%         1.62%             2.09%++
Portfolio turnover rate                  68%(d)       193%(d)           252%(d)
Net assets at end of period (in
  000's)                             $4,119        $3,180            $2,266




                                                                      CLASS I
                                     -------------------------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                       2010           2009           2008           2007           2006
Net asset value at beginning of
  period                             $  9.78        $  9.29        $  9.19        $  9.08        $  9.07
                                     -------        -------        -------        -------        -------
Net investment income                   0.13           0.15           0.29 (a)       0.38 (a)       0.33
Net realized and unrealized gain on
  investments                           0.12           0.48           0.09           0.12           0.01
                                     -------        -------        -------        -------        -------
Total from investment operations        0.25           0.63           0.38           0.50           0.34
                                     -------        -------        -------        -------        -------
Less dividends and distributions:
  From net investment income           (0.13)         (0.14)         (0.28)         (0.39)         (0.33)
  From net realized gain on
     investments                       (0.12)            --             --             --             --
                                     -------        -------        -------        -------        -------
Total dividends and distributions      (0.25)         (0.14)         (0.28)         (0.39)         (0.33)
                                     -------        -------        -------        -------        -------
Net asset value at end of period     $  9.78        $  9.78        $  9.29        $  9.19        $  9.08
                                     =======        =======        =======        =======        =======
Total investment return (b)             2.55%          6.83%          4.17%          5.59%          3.83%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 1.32%          1.43%          3.15%          4.15%          3.63%
  Net expenses                          0.68%          0.63%          0.60%          0.60%          0.60%
  Expenses (before
     waiver/reimbursement)              0.90%          0.91%          0.91%          0.75%          0.76%
Portfolio turnover rate                   68%(d)        193%(d)        252%(d)        118%            95%(d)
Net assets at end of period (in
  000's)                             $76,456        $79,237        $36,701        $87,535        $74,221



**   Commencement of operations.
++   Annualized.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total investment return is not annualized.
(d)  The portfolio turnover rates not including mortgage dollar rolls were 52%,
     131%, 237% and 93% for the years ended October 31, 2010, 2009, 2008 and 2006, respectively.




18    MainStay Short Term Bond Fund The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                           CLASS A
      --------------------------------------------------------------------------------



                                YEAR ENDED OCTOBER 31,
        2010             2009             2008             2007            2006

      $  9.79          $  9.29          $  9.19          $  9.08          $ 9.06
      -------          -------          -------          -------          ------
         0.11             0.10             0.24 (a)         0.35 (a)        0.30
         0.11             0.51             0.11             0.12            0.02
      -------          -------          -------          -------          ------
         0.22             0.61             0.35             0.47            0.32
      -------          -------          -------          -------          ------

        (0.11)           (0.11)           (0.25)           (0.36)          (0.30)
        (0.12)              --               --               --              --
      -------          -------          -------          -------          ------
        (0.23)           (0.11)           (0.25)           (0.36)          (0.30)
      -------          -------          -------          -------          ------
      $  9.78          $  9.79          $  9.29          $  9.19          $ 9.08
      =======          =======          =======          =======          ======
         2.19%            6.65%            3.87%            5.29%           3.55%

         1.03%            1.14%            2.55%            3.85%           3.33%
         0.93%            0.91%            0.90%            0.90%           0.90%
         1.15%            1.16%            1.32%            1.36%           1.61%
           68%(d)          193%(d)          252%(d)          118%             95%(d)
      $36,665          $54,902          $20,313          $13,740          $4,850




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION AND BUSINESS

MainStay Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 28, 2009, and is governed by a Declaration of Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of twenty-nine funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Short Term Bond Fund (the "Fund"), a diversified fund. The Fund is the successor of the MainStay Short Term Bond Fund, a series of Eclipse Funds Inc. (the "Predecessor Fund"). The reorganization of the Predecessor Fund with and into the Fund occurred on February 26, 2010. All information and references to periods prior to February 26, 2010 relate to the Predecessor Fund.

The Fund currently offers three classes of shares. Class I shares commenced operations on January 2, 1991. Class A shares commenced operations on January 2, 2004. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge ("CDSC") is imposed on certain redemptions of such shares within one year of the date of purchase. Class I shares are offered at NAV and are not subject to a sales charge. Depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The three classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions. Class I shares are not subject to a distribution and/or service fee.

The Fund's investment objective is to seek to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

"Fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the year ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the year ended October 31, 2010, there have been no changes to the fair value methodologies.

The aggregate value by input level, as of October 31, 2010, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Fund's Manager (as defined in Note 3(A)) in consultation with the Fund's Subadvisor (as defined in Note 3(A)) whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The

20    MainStay Short Term Bond Fund
amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are all generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally categorized as Level 3 in the hierarchy. At October 31, 2010, the Fund did not hold securities that were valued in such a manner.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 "Fair Value Measurements and Disclosures" (the "Update"), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income monthly and distributions of net realized capital and currency gains, if any, annually. Unless the shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the Fund, at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from GAAP.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage-backed securities. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than Short-Term Investments, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor (as defined in Note 3(A)) to be creditworthy, pursuant to guidelines established by the Fund's Board. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in

                                                   mainstayinvestments.com    21
such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings and possible realized loss to the Fund.

(H) MORTGAGE DOLLAR ROLLS. The Fund may enter into mortgage dollar roll ("MDR") transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The MDR transactions of the Fund are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. MDRs may be renewed without physical delivery of the securities subject to the contract. The Fund maintains liquid assets from its portfolio having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act, and relevant guidance by the staff of the Securities and Exchange Commission. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street will manage the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnify the Fund's portfolio against counterparty risk. The loans will be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. The Fund will receive compensation for lending its securities in the form of fees or retain a portion of interest on the investment of any cash received as collateral. The Fund also will continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Although the Fund and New York Life Investments (as defined in Note 3(A)) have temporarily suspended securities lending, the Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate. The Fund had no portfolio securities on loan as of October 31, 2010.

(J) CONCENTRATION OF RISK. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific country, industry or region.

(K) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3-FEES AND RELATED PARTY TRANSACTIONS

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager also pays the salaries and expenses of all personnel affiliated with the Fund and the operational expenses of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement, as amended ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.600% to $500 million and 0.575% in excess of $500 million. The effective management fee rate was 0.60% for the year ended October 31, 2010.

Effective August 1, 2009, New York Life Investments entered into a written expense limitation agreement under which it has agreed to waive a portion of the management fee or reimburse expenses to the extent necessary so that the total ordinary operating expenses for the Fund's Class A shares do not exceed 0.93% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund. This agreement expires on February 28, 2011 and is reviewed annually by the Board in connection with its review of the Fund's investment advisory agreements. Based on its review, the

22    MainStay Short Term Bond Fund

Board may agree to maintain, modify or terminate the agreement. Total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

At the December 15, 2010, Board of Trustee meeting, the Board approved an extension of the current written expense limitation agreement through February 28, 2012.

For the year ended October 31, 2010, New York Life Investments earned fees from the Fund in the amount of $734,022 and waived/reimbursed its fees in the amount of $268,427.

State Street, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has entered into a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund has adopted distribution plans, (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Investor Class and Class A shares at an annual rate of 0.25% of the average daily net assets of the Investor Class and Class A shares for distribution or service activities as designated by the Distributor. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $1,928 and $9,192, respectively, for the year ended October 31, 2010. The Fund was also advised that the Distributor retained CDSCs on redemptions of Investor Class and Class A of $2 and $144, respectively for the year ended October 31, 2010.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") pursuant to which BFDS performs certain transfer agent services on behalf of NYLIM Service Company LLC. Transfer agent expenses incurred by the Fund for the year ended October 31, 2010, were as follows:

Investor Class                         $19,759
----------------------------------------------
Class A                                 50,477
----------------------------------------------
Class I                                 89,196
----------------------------------------------



(E) SMALL ACCOUNT FEE. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Certain shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At October 31, 2010, New York Life and its affiliates beneficially held shares of the Fund with the following values and percentages of net assets as follows:

Class A                            $1,227    0.0%++
------------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, a portion of the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the year ended October 31, 2010, these fees, which are included in professional fees shown on the Statement of Operations, were $6,116.

NOTE 4-FEDERAL INCOME TAX

As of October 31, 2010, the components of accumulated gain (loss) on a tax basis were as follows:

                ACCUMULATED
                    CAPITAL        OTHER      UNREALIZED         TOTAL
      ORDINARY    AND OTHER    TEMPORARY    APPRECIATION   ACCUMULATED
        INCOME  GAIN (LOSS)  DIFFERENCES  (DEPRECIATION)  GAIN (LOSS)
      $148,099      $76,126     $(21,297)     $2,552,127    $2,755,055
----------------------------------------------------------------------



The difference between book-basis and tax basis unrealized appreciation is primarily due to distributions payable.

The following table discloses the current year reclassifications between accumulated distributions in excess of net investment income, accumulated net realized loss on investments and additional paid-in capital arising from permanent differences; net assets at October 31, 2010 are not affected.

UNDISTRIBUTED       ACCUMULATED
          NET      NET REALIZED
   INVESTMENT    GAIN (LOSS) ON          ADDITIONAL
INCOME (LOSS)       INVESTMENTS    PAID-IN CAPITAL
      $28,855          $(28,855)                $--
---------------------------------------------------



The reclassifications for the Fund are primarily due to reclassifications of mortgage dollar roll income.


                                                   mainstayinvestments.com    23

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009, shown in the Statements of Changes in Net Assets, was as follows:

                                     2010       2009
Distributions paid from:
  Ordinary Income              $2,956,375  $1,287,903
  Long-Term Capital Gains         130,656          --
-----------------------------------------------------
Total                          $3,087,031  $1,287,903
-----------------------------------------------------



NOTE 5-CUSTODIAN

State Street is the custodian of the cash and the securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6-LINE OF CREDIT

The Fund and certain affiliated funds maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.

Effective September 1, 2010, under an amended credit agreement, the aggregate commitment amount is $125,000,000 with an optional maximum amount of $175,000,000. The commitment rate is an annual rate of 0.10% of the average commitment amount, plus an annual 0.02% up-front payment payable, regardless of usage, to The Bank of New York Mellon, which serves as the agent to the syndicate. The commitment fee and up-front payment are allocated among certain MainStay Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate or the one month LIBOR rate, whichever is higher. Prior to September 1, 2010, the aggregate commitment amount was $125,000,000 with an annualized commitment fee rate of 0.10% of the average commitment amount, plus an up-front payment of 0.04% paid to The Bank of New York Mellon. The line of credit expires on August 31, 2011. There were no borrowings made or outstanding with respect to the Fund on the Credit Agreement during the year ended October 31, 2010.

NOTE 7-PURCHASES AND SALES OF SECURITIES (IN 000'S)

During the year ended October 31, 2010, purchases and sales of U.S. Government securities were $40,899 and $84,394, respectively. Purchases and sales of securities, other than U.S. Government securities and short-term securities, were $39,484 and $3,382, respectively.

NOTE 8-CAPITAL SHARE TRANSACTIONS

 INVESTOR CLASS                    SHARES        AMOUNT
Year ended October 31, 2010:
Shares sold                       194,937  $  1,898,142
Shares issued to shareholders
  in reinvestment of
  dividends and distributions       6,204        60,332
Shares redeemed                   (99,068)     (964,661)
                               ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                      102,073       993,813
Shares converted into
  Investor Class (See Note 1)       9,444        91,969
Shares converted from
  Investor Class (See Note 1)     (15,602)     (151,364)
                               ------------------------
Net increase (decrease)            95,915  $    934,418
                               ========================
Year ended October 31, 2009:
Shares sold                       191,699  $  1,849,784
Shares issued to shareholders
  in reinvestment of
  dividends                         2,868        27,668
Shares redeemed                   (90,976)     (880,922)
                               ------------------------
Net increase (decrease) in
  shares outstanding before
  conversion                      103,591       996,530
Shares converted into
  Investor Class (See Note 1)      13,627       132,513
Shares converted from
  Investor Class (See Note 1)     (36,461)     (353,143)
                               ------------------------
Net increase (decrease)            80,757  $    775,900
                               ========================


 CLASS A                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                     2,907,411  $ 28,220,310

Shares issued to shareholders
  in reinvestment of
  dividends and distributions      73,258       710,341

Shares redeemed                (4,034,527)  (39,176,244)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                   (1,053,858)  (10,245,593)

Shares converted into Class A
  (See Note 1)                     15,645       151,364

Shares converted from Class A
  (See Note 1)                     (9,463)      (91,969)

Shares converted from Class A
  (a)                            (813,781)   (7,869,266)
                               ------------------------


Net increase (decrease)        (1,861,457) $(18,055,464)
                               ========================


Year ended October 31, 2009:

Shares sold                     7,277,076  $ 70,145,404

Shares issued to shareholders
  in reinvestment of
  dividends                        30,096       290,570

Shares redeemed                (3,906,363)  (37,798,438)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                    3,400,809    32,637,536

Shares converted into Class A
  (See Note 1)                     36,567       353,143

Shares converted from Class A
  (See Note 1)                    (13,663)     (132,513)
                               ------------------------


Net increase (decrease)         3,423,713  $ 32,858,166
                               ========================




24    MainStay Short Term Bond Fund

 CLASS I                           SHARES        AMOUNT

Year ended October 31, 2010:

Shares sold                     4,326,886  $ 42,010,456

Shares issued to shareholders
  in reinvestment of
  dividends and distributions     186,401     1,807,620

Shares redeemed                (5,607,063)  (54,346,944)
                               ------------------------


Net increase (decrease) in
  shares outstanding before
  conversion                   (1,093,776)  (10,528,868)

Shares converted into Class I
  (a)                             813,781     7,869,266
                               ------------------------


Net increase (decrease)          (279,995) $ (2,659,602)
                               ========================


Year ended October 31, 2009:

Shares sold                     6,997,108  $ 67,764,834

Shares issued to shareholders
  in reinvestment of
  dividends                        74,351       718,030

Shares redeemed                (2,924,348)  (28,123,869)
                               ------------------------


Net increase (decrease)         4,147,111  $ 40,358,995
                               ========================




(a) In addition to any automatic conversion features described above in Note 1 with respect to Investor Class and Class A, an investor generally may also elect to convert their shares on a voluntary basis into another share class of the same fund for which an investor is eligible. However, the following limitation apply:

   - Investor Class and Class A shares that remain subject to a CDSC are ineligible for a voluntary conversion; and

  This limitation does not impact any automatic conversion features described in
  Note 1 with respect to Investor Class and Class A.

  An investor or an investor's financial intermediary may contact the Fund to request a voluntary conversion between shares classes of the same Fund. An investor may be required to provide sufficient information to establish eligibility to convert to the new share class. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If an investor fails to remain eligible for the new share class, an investor may automatically be converted back to their original share class, or into another share class, if appropriate.

NOTE 9-SUBSEQUENT EVENTS

In connection with the preparation of the financial statements of the Fund as of and for the fiscal year ended October 31, 2010, events and transactions subsequent to October 31, 2010 through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustments or disclosure have been identified other than the extension of the written expense limitation agreement as disclosed in Note 3(A) to these financial statements.



                                                   mainstayinvestments.com    25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
MainStay Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MainStay Short Term Bond Fund ("the Fund"), one of the funds constituting MainStay Funds Trust, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MainStay Short Term Bond Fund of MainStay Funds Trust as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
December 23, 2010


26    MainStay Short Term Bond Fund

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act") requires that each mutual fund's board of directors/trustees, including a majority of the independent directors/trustees, annually review and approve the fund's investment advisory agreements. At its June 29-30, 2010 meeting, the Board of Directors/Trustees of the MainStay Group of Funds ("Board") unanimously approved the Management Agreement between the MainStay Short Term Bond Fund ("Fund") and New York Life Investment Management LLC ("New York Life Investments"), and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC ("MacKay Shields") on behalf of the Fund.

In reaching its decisions to approve these agreements (the "Agreements"), the Board considered information prepared specifically in connection with the contract review process that took place at various meetings between December 2009 and June 2010, as well as information furnished to it throughout the year at regular and special Board meetings. Information requested by and provided to the Board specifically in connection with the contract review process included, among other things, reports on the Fund prepared by Strategic Insight Mutual Fund Research and Consulting LLC ("Strategic Insight"), an independent third-party service provider engaged by the Board to report objectively on the Fund's investment performance, management and subadvisory fees and ordinary operating expenses. The Board also requested and received information from New York Life Investments and MacKay Shields on the fees charged to other investment advisory clients (including institutional separate accounts) that follow investment strategies similar to the Fund, and the rationale for any differences in the Fund's management and/or subadvisory fee and the fees charged to such institutional products. In addition, the Board requested and received information on the profitability of the Fund to New York Life Investments and its affiliates, including MacKay Shields as subadviser to the Fund, and responses to several comprehensive lists of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board and its independent directors/trustees (the "Independent Trustees"). Information provided to the Board at its meetings throughout the year included, among other things, detailed investment performance reports on the Fund prepared by the Investment Consulting Group at New York Life Investments. The structure and format for this regular reporting was developed in consultation with the Board. The Board also received throughout the year, among other things, periodic reports on legal and compliance matters, portfolio turnover, and sales and marketing activity.

In determining to approve the Agreements, the members of the Board reviewed and evaluated all of the information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services provided to the Fund by New York Life Investments and MacKay Shields;
(ii) the investment performance of the Fund, New York Life Investments and MacKay Shields; (iii) the costs of the services provided, and profits realized, by New York Life Investments and its affiliates, including MacKay Shields as subadviser to the Fund, from their relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses, particularly as compared to similar funds and accounts managed by New York Life Investments and third-party "peer funds" identified by Strategic Insight.

While individual members of the Board may have weighed certain factors differently, the Board's decisions to approve the Agreements were based on a comprehensive consideration of all the information provided to the Board, including information provided to the Board throughout the year and specifically in connection with the contract review process. The Board's conclusions with respect to the Agreements also were based, in part, on the Board's consideration of the Agreements in prior years. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to shareholders of the Fund, and that the Fund's shareholders, having had the opportunity to consider alternative investment products and services, have chosen to invest in the Fund. A more detailed discussion of the factors that figured prominently in the Board's decisions to approve the Agreements is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY NEW YORK LIFE INVESTMENTS AND MACKAY SHIELDS

In considering the approval of the Agreements, the Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund. The Board evaluated New York Life Investments' experience in serving as manager of the Fund, noting that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience with overseeing affiliated and non-affiliated subadvisers. The Board considered the experience of senior personnel at New York Life Investments providing management and administrative services to the Fund, as well as New York Life Investments' reputation and financial condition. The Board considered New York Life Investments' performance in fulfilling its responsibilities for overseeing the Fund's legal and compliance environment, for overseeing MacKay Shields' compliance with the Fund's policies and investment objectives, and for implementing Board directives as they relate to the Fund. The Board considered New York Life Investments' willingness to invest in personnel that benefit the Fund, and noted that New York Life Investments also is responsible for paying all of the salaries and expenses for the Fund's officers. The Board also considered the benefits to shareholders of being part of the MainStay Group of Funds, including the privilege of exchanging investments between the same class of shares without the imposition of a sales charge, as described more fully in the Fund's prospectus.

The Board also examined the nature, extent and quality of the services that MacKay Shields provides to the Fund. The Board evaluated MacKay Shields' experience in serving as subadviser to the Fund and managing other portfolios. It examined MacKay Shields' track record and experience in providing investment advisory services, the experience of investment advisory, senior management and administrative personnel at MacKay Shields, and MacKay Shields' overall legal and compliance environment. The Board also reviewed MacKay Shields'

                                                   mainstayinvestments.com    27

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (UNAUDITED) (CONTINUED)




willingness to invest in personnel designed to benefit the Fund. In this regard, the Board considered the experience of the Fund's portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating portfolio managers.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund likely would continue to benefit from the nature, extent and quality of these services as a result of New York Life Investments' and MacKay Shields' experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating the Fund's investment performance, the Board considered investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered the detailed investment performance reports provided by New York Life Investments' Investment Consulting Group on the Fund throughout the year. These reports include, among other things, information on the Fund's gross and net returns, the Fund's investment performance relative to relevant investment categories and Fund benchmarks, the Fund's risk-adjusted investment performance, and the Fund's investment performance as compared to similar competitor funds, as appropriate. The Board also considered information provided by Strategic Insight showing the investment performance of the Fund as compared to peer funds.

In considering the Fund's investment performance, the Board focused principally on the Fund's long-term performance track record. The Board also gave weight to its ongoing discussions with senior management at New York Life Investments concerning the Fund's investment performance, as well as discussions between the Fund's portfolio managers and the Board that occurred at meetings from time to time throughout the year and in previous years. The Board also considered any specific actions that New York Life Investments had taken, or had agreed with the Board to take, to enhance Fund investment performance, and the results of those actions.

Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Agreements, that the long-term investment performance of the Fund, along with ongoing efforts by New York Life Investments and MacKay Shields to enhance investment returns, supported a determination to approve the Agreements. The Fund discloses more information about investment performance in the Portfolio Management Discussion and Analysis, Investment and Performance Comparison and Financial Highlights sections of this Annual Report and in the Fund's prospectus.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY NEW YORK LIFE INVESTMENTS AND MACKAY SHIELDS

The Board considered the costs of the services provided by New York Life Investments and MacKay Shields under the Agreements, and the profits realized by New York Life Investments and its affiliates due to their relationships with the Fund. Because MacKay Shields is an affiliate of New York Life Investments whose subadvisory fees are paid directly by New York Life Investments, the Board considered cost and profitability information for New York Life Investments and MacKay Shields in the aggregate.

In evaluating any costs and profits of New York Life Investments and its affiliates, including MacKay Shields, due to their relationships with the Fund, the Board considered, among other things, each party's investments in personnel, systems, equipment and other resources necessary to manage the Fund, and the fact that New York Life Investments is responsible for paying the subadvisory fees for the Fund. The Board acknowledged that New York Life Investments and MacKay Shields must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that New York Life Investments' ability to maintain a strong financial position is important in order for New York Life Investments to continue to provide high-quality services to the Fund. The Board noted, for example, costs borne by New York Life Investments and its affiliates due to new and ongoing regulatory and compliance requirements. The Board also noted that the Fund benefits from the allocation of certain fixed costs across the MainStay Group of Funds.

In addition, the Board noted the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board, which was developed by New York Life Investments in consultation with an independent consultant, was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with the Fund. The Board further considered that, in addition to fees earned by New York Life Investments for managing the Fund, New York Life Investments' affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund's transfer agent and distributor. The information provided to the Board indicated that the profitability to New York Life Investments and its affiliates arising directly from these other arrangements was not significant. The Board noted that, although it assessed the overall profitability of the Fund to New York Life Investments and its affiliates as part of the annual contract review process, when considering the reasonableness of the fees to be paid to New York Life Investments and its affiliates under the Agreements, the Board considered the profitability of New York Life Investments' relationship with the Fund on a pre-tax basis, and without regard to distribution expenses.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Agreements, that any profits realized by New York Life Investments and its affiliates (including MacKay Shields) due to their relationships with the Fund supported the Board's determination to approve the Agreements.


28    MainStay Short Term Bond Fund

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from New York Life Investments showing how the Fund's management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments. The Board also reviewed information from Strategic Insight showing how the Fund's management fee schedule hypothetically would compare with fees paid for similar services by peer funds at varying asset levels. The Board noted the extent to which the Fund benefits from any breakpoints or expense limitations. While recognizing the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of management fee breakpoints and by initially setting relatively lower management fees.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Agreements, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund grows over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the Agreements and the Fund's expected total ordinary operating expenses. The Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments, since the fees to be paid to MacKay Shields are paid by New York Life Investments, not the Fund. The Board also considered the impact of the Fund's expense limitation arrangements pursuant to which New York Life Investments has agreed to limit the Fund's total ordinary operating expenses.

In assessing the reasonableness of the Fund's fees and expenses, the Board primarily considered comparative data provided by Strategic Insight on the fees and expenses charged by similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and MacKay Shields on fees charged to other investment advisory clients, including institutional separate accounts and other funds with similar investment objectives as the Fund. In this regard, the Board took into account explanations from New York Life Investments and MacKay Shields about the different scope of services provided to retail mutual funds as compared with other investment advisory clients.

The Board noted that, outside of the Fund's management fee and the fees charged under a share class's Rule 12b-1 and/or shareholder services plans, a share class's most significant "other expenses" are transfer agent fees. Transfer agent fees are charged to the Fund based on the number of shareholder accounts (a "per-account" fee) as compared with certain other fees (e.g., management fees), which are charged based on the Fund's average net assets. The Board took into account information from New York Life Investments showing that the Fund's transfer agent fee schedule is reasonable, including industry data showing that the per-account fees that NYLIM Service Company LLC, the Fund's transfer agent, charges the Fund are within the range of per-account fees charged by transfer agents to other mutual funds. In addition, the Board considered representations from New York Life Investments that NYLIM Service Company LLC historically has realized only modest profitability from providing transfer agent services to the Funds.

The Board observed that, because the Fund's transfer agent fees are billed on a per-account basis, the impact of transfer agent fees on a share class's expense ratio may be more significant in cases where the share class has a high number of accounts with limited assets (i.e., small accounts). The Board noted that transfer agent fees are a significant portion of total expenses of many funds in the MainStay Group of Funds. The impact of transfer agent fees on the expense ratios of these MainStay Funds tends to be greater than for other open-end retail funds because the MainStay Group of Funds generally has a significant number of small accounts relative to competitor funds. The Board noted the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company ("New York Life") policyholders, who often maintain smaller account balances than other fund investors. The Board discussed measures that it and New York Life Investments have taken in recent years to mitigate the effect of small accounts on the expense ratios of Fund share classes, including: (i) encouraging New York Life agents to consolidate multiple small accounts held by the same investor into one MainStay Asset Allocation Fund account; (ii) increasing investment minimums from $500 to $1,000 in 2003; (iii) closing small accounts with balances below $500;
(iv) since 2007, charging an annual $20.00 small account fee on certain accounts with balances below $1,000; (v) modifying the approach for billing transfer agent expenses to reduce the degree of subsidization by large accounts of smaller accounts; and (vi) introducing Investor Class shares for certain MainStay Funds in early 2008 to consolidate smaller account investors.

After considering all of the factors outlined above, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Agreements, support a conclusion that these fees and expenses are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Agreements.


                                                   mainstayinvestments.com    29

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund is required by the Internal Revenue Code to advise shareholders within 60 days of the Fund's fiscal year end (October 31, 2010) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid $130,656 as long-term capital distribution.

In February 2011, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099 which will show the federal tax status of the distributions received by shareholders in calendar year 2010. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2010.


PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; and
(ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


30    MainStay Short Term Bond Fund

BOARD MEMBERS AND OFFICERS (UNAUDITED)

The Board Members oversee the MainStay Group of Funds (which is comprised of Funds that are series of The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, and MainStay VP Series Fund, Inc.) (collectively, the "Fund Complex"), the Manager and, when applicable, the Subadvisor(s). Each Board Member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Board Member shall tender his or her resignation upon reaching age 72. A Board Member reaching the age of 72 may continue for additional one-year periods with the approval of the Board's Nominating and Governance Committee.

Officers serve a term of one year and are elected annually by the Board Members. The business address of each Board Member and officer listed below is 51 Madison Avenue, New York, New York 10010.

The Statement of Additional Information applicable to the Fund includes additional information about the Board Members and is available without charge, upon request, by calling 800-MAINSTAY (624-6782) or by going online to mainstayinvestments.com.

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBER*

JOHN Y. KIM      Indefinite;                      Member of the Board of                66        None
9/24/60          ECLIPSE FUNDS: Trustee since     Managers, President and Chief
                 2008 (2 funds);                  Executive Officer (since 2008)
                 ECLIPSE FUNDS INC.: Director     of New York Life Investment
                 since 2008 (1 fund);             Management LLC and New York
                 THE MAINSTAY FUNDS: Trustee      Life Investment Management
                 since 2008 (14 funds);           Holdings LLC; Executive Vice
                 MAINSTAY FUNDS TRUST: Trustee    President, New York Life
                 since 2009 (29 funds); and       Insurance Company (since
                 MAINSTAY VP SERIES FUND, INC.:   2008); Member of the Board,
                 Director since 2008 (20          MacKay Shields LLC (since
                 portfolios).                     2008); Chairman of the Board,
                                                  Institutional Capital LLC,
                                                  Madison Capital Funding LLC,
                                                  Madison Square Investors LLC
                                                  and McMorgan & Company LLC,
                                                  Chairman of the Board and
                                                  Chief Executive Officer,
                                                  NYLIFE Distributors LLC (since
                                                  2008); Chairman of the Board,
                                                  NYLCAP Manager, LLC (since
                                                  2008); Executive Vice
                                                  President, NYLIFE Insurance
                                                  Company of Arizona and
                                                  New York Life Insurance and
                                                  Annuity Corporation (since
                                                  2008); President, Prudential
                                                  Retirement, a business unit of
                                                  Prudential Financial, Inc.
                                                  (2002 to 2007)
-----------------------------------------------------------------------------------------------------------------------------



   * This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."


                                                   mainstayinvestments.com    31

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

SUSAN B. KERLEY  Indefinite;                      President, Strategic                  66        Trustee, Legg Mason
8/12/51          ECLIPSE FUNDS: Chairman since    Management Advisors LLC (since                  Partners Funds, Inc., since
                 2005, and Trustee since 2000     1990)                                           1991 (60 portfolios)
                 (2 funds);
                 ECLIPSE FUNDS INC.: Chairman
                 since 2005 and Director since
                 1990
                 (1 fund);
                 THE MAINSTAY FUNDS: Chairman
                 and Board Member since 2007
                 (14 funds);
                 MAINSTAY FUNDS TRUST: Chairman
                 and Trustee since 2009 (29
                 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Chairman and Director since
                 2007 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ALAN R. LATSHAW  Indefinite;                      Retired; Partner, Ernst &             66        Trustee, State Farm
3/27/51          ECLIPSE FUNDS: Trustee and       Young LLP (2002 to 2003);                       Associates Funds Trusts
                 Audit Committee Financial        Partner, Arthur Andersen LLP                    since 2005 (4 portfolios);
                 Expert since 2007 (2 funds);     (1989 to 2002); Consultant to                   Trustee, State Farm Mutual
                 ECLIPSE FUNDS INC.: Director     the MainStay Funds Audit and                    Fund Trust since 2005 (15
                 and Audit Committee Financial    Compliance Committee (2004 to                   portfolios); Trustee, State
                 Expert since 2007 (1 fund);      2006)                                           Farm Variable Product Trust
                 THE MAINSTAY FUNDS: Trustee                                                      since 2005 (9 portfolios)
                 and Audit Committee Financial
                 Expert since 2006 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 and Audit Committee Financial
                 Expert since 2009 (29 funds);
                 and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director and Audit Committee
                 Financial Expert since 2007
                 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
PETER MEENAN     Indefinite;                      Independent Consultant;               66        None
12/5/41          ECLIPSE FUNDS: Trustee since     President and Chief Executive
                 2002 (2 funds);                  Officer, Babson--United, Inc.
                 ECLIPSE FUNDS INC.: Director     (financial services firm)
                 since 2002 (1 fund);             (2000 to 2004); Independent
                 THE MAINSTAY FUNDS: Trustee      Consultant (1999 to 2000);
                 since 2007 (14 funds);           Head of Global Funds, Citicorp
                 MAINSTAY FUNDS TRUST: Trustee    (1995 to 1999)
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2007 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


32    MainStay Short Term Bond Fund

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

RICHARD H.       Indefinite;                      Managing Director, ICC Capital        66        None
NOLAN, JR.       ECLIPSE FUNDS: Trustee since     Management;
11/16/46         2007 (2 funds);                  President--Shields/Alliance,
                 ECLIPSE FUNDS INC.: Director     Alliance Capital Management
                 since 2007 (1 fund);             (1994 to 2004)
                 THE MAINSTAY FUNDS: Trustee
                 since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 2006 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
RICHARD S.       Indefinite;                      Chairman and Chief Executive          66        None
TRUTANIC         ECLIPSE FUNDS: Trustee since     Officer Somerset & Company
2/13/52          2007 (2 funds);                  (financial advisory firm)
                 ECLIPSE FUNDS INC.: Director     (since 2004); Managing
                 since 2007 (1 fund);             Director The Carlyle Group
                 THE MAINSTAY FUNDS: Trustee      (private investment firm)
                 since 1994 (14 funds);           (2002 to 2004); Senior
                 MAINSTAY FUNDS TRUST: Trustee    Managing Director, Partner and
                 since 2009 (29 funds); and       Board Member, Groupe Arnault
                 MAINSTAY VP SERIES FUND, INC.:   S.A. (private investment firm)
                 Director since 2007 (20          (1999 to 2002)
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------
ROMAN L. WEIL    Indefinite;                      V. Duane Rath Professor               66        None
5/22/40          ECLIPSE FUNDS:                   Emeritus of Accounting,
                 Trustee and Audit Committee      Chicago Booth School of
                 Financial Expert since 2007 (2   Business, University of
                 funds);                          Chicago; President, Roman L.
                 ECLIPSE FUNDS INC.: Director     Weil Associates, Inc.
                 and Audit Committee Financial    (consulting firm)
                 Expert since 2007 (1 fund);
                 THE MAINSTAY FUNDS: Trustee
                 and Audit Committee Financial
                 Expert since 2007 (14 funds);
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1994 and Audit
                 Committee Financial Expert
                 since 2003 (20 portfolios).
-----------------------------------------------------------------------------------------------------------------------------


                                                   mainstayinvestments.com    33

                 TERM OF OFFICE,                                                  NUMBER OF
                 POSITION(S) HELD                                                 FUNDS IN FUND   OTHER
                 WITH THE FUND                                                    COMPLEX         DIRECTORSHIPS
NAME AND         COMPLEX AND                      PRINCIPAL OCCUPATION(S)         OVERSEEN BY     HELD BY
DATE OF BIRTH    LENGTH OF SERVICE                DURING PAST FIVE YEARS          BOARD MEMBER    BOARD MEMBER

-----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED BOARD MEMBERS

JOHN A. WEISSER  Indefinite;                      Retired. Managing Director of         66        Trustee, Direxion Funds (32
10/22/41         ECLIPSE FUNDS:                   Salomon Brothers, Inc. (1971                    portfolios) and Direxion
                 Trustee since 2007 (2 funds);    to 1995)                                        Insurance Trust (1
                 ECLIPSE FUNDS INC.: Director                                                     portfolio) since 2007;
                 since 2007 (1 fund);                                                             Trustee, Direxion Shares
                 THE MAINSTAY FUNDS: Trustee                                                      ETF Trust, since 2008 (36
                 since 2007 (14 funds);                                                           portfolios)
                 MAINSTAY FUNDS TRUST: Trustee
                 since 2009 (29 funds); and
                 MAINSTAY VP SERIES FUND, INC.:
                 Director since 1997 (20
                 portfolios).
-----------------------------------------------------------------------------------------------------------------------------





34    MainStay Short Term Bond Fund

   The following individuals have been appointed by the Board Members to serve as Officers of the MainStay Group of Funds.

                 POSITIONS(S) HELD
NAME AND         WITH THE FUNDS                   PRINCIPAL OCCUPATION(S)
DATE OF BIRTH    AND LENGTH OF SERVICE            DURING PAST FIVE YEARS

--------------------------------------------------------------------------------

OFFICERS

JACK R.          Treasurer and Principal          Assistant Treasurer, New York
BENINTENDE       Financial and Accounting         Life Investment Management
5/12/64          Officer, Eclipse Funds,          Holdings LLC (since 2008);
                 Eclipse Funds, Inc. and The      Managing Director, New York
                 MainStay Funds (since 2007),     Life Investment Management LLC
                 MainStay Funds Trust (since      (since 2007); Treasurer and
                 2009)                            Principal Financial and
                                                  Accounting Officer, MainStay
                                                  VP Series Fund, Inc.; Vice
                                                  President, Prudential
                                                  Investments (2000 to 2007);
                                                  Assistant Treasurer,
                                                  JennisonDryden Family of
                                                  Funds, Target Portfolio Trust,
                                                  The Prudential Series Fund and
                                                  American Skandia Trust (2006
                                                  to 2007); Treasurer and
                                                  Principal Financial Officer,
                                                  The Greater China Fund (2007)
--------------------------------------------------------------------------------
JEFFREY A.       Vice President and Chief         Managing Director, Compliance
ENGELSMAN        Compliance Officer, Eclipse      (since 2009), Director and
9/28/67          Funds, Eclipse Funds, Inc.,      Associate General Counsel, New
                 The MainStay Funds and           York Life Investment
                 MainStay Funds Trust (since      Management LLC (2005 to 2008);
                 2009)                            Assistant Secretary, NYLIFE
                                                  Distributors LLC (2006 to
                                                  2008); Assistant Secretary
                                                  NYLIFE Distributors LLC (2006
                                                  to 2008); Vice President and
                                                  Chief Compliance Officer,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2009); Assistant
                                                  Secretary, The MainStay Funds
                                                  and ICAP Funds, Inc. (2006 to
                                                  2008); Assistant Secretary,
                                                  Eclipse Funds, Eclipse Funds,
                                                  Inc. and MainStay VP Series
                                                  Fund, Inc. (2005 to 2008);
                                                  Director and Senior Counsel,
                                                  Deutsche Bank Asset Management
                                                  (1999 to 2005)
--------------------------------------------------------------------------------
STEPHEN P.       President, Eclipse Funds,        Manager, President and Chief
FISHER           Eclipse Funds, Inc. and The      Operating Officer, NYLIFE
2/22/59          MainStay Funds (since 2007),     Distributors LLC (since 2008);
                 MainStay Funds Trust (since      Chairman of the Board, NYLIM
                 2009)                            Service Company LLC (since
                                                  2008); Senior Managing
                                                  Director and Chief Marketing
                                                  Officer, New York Life
                                                  Investment Management LLC
                                                  (since 2005); Managing
                                                  Director--Retail Marketing,
                                                  New York Life Investment
                                                  Management LLC (2003 to 2005);
                                                  President, MainStay VP Series
                                                  Fund, Inc. (since 2007)
--------------------------------------------------------------------------------
J. KEVIN GAO     Secretary and Chief Legal        Managing Director and
10/13/67         Officer, Eclipse Funds,          Associate General Counsel, New
                 Eclipse Funds, Inc., The         York Life Investment
                 MainStay Funds and MainStay      Management LLC (since 2010);
                 Funds Trust (since 2010)         Secretary and Chief Legal
                                                  Officer, MainStay VP Series
                                                  Fund, Inc. (since 2010);
                                                  Director and Counsel of Credit
                                                  Suisse, Chief Legal Officer
                                                  and Secretary of Credit Suisse
                                                  Asset Management, LLC and
                                                  Credit Suisse Funds (2003 to
                                                  2010)
--------------------------------------------------------------------------------
SCOTT T.         Vice                             Director, New York Life
HARRINGTON       President -- Administration,     Investment Management LLC
2/8/59           Eclipse Funds, Eclipse Funds,    (including predecessor
                 Inc. and The MainStay Funds      advisory organizations) (since
                 (since 2005), MainStay Funds     2000); Executive Vice
                 Trust (since 2009)               President, New York Life Trust
                                                  Company and New York Life
                                                  Trust Company, FSB (since
                                                  2006); Vice
                                                  President--Administration,
                                                  MainStay VP Series Fund, Inc.
                                                  (since 2005)
--------------------------------------------------------------------------------



   * The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one-year term.


                                                   mainstayinvestments.com    35

MAINSTAY FUNDS

MainStay offers a wide range of Funds for virtually any investment need. The full array of MainStay offerings is listed here, with information about the manager, subadvisors, legal counsel, and independent registered public accounting firm.

EQUITY FUNDS
MainStay 130/30 Core Fund
MainStay 130/30 Growth Fund
MainStay Common Stock Fund
MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. Equity Fund
MainStay Equity Index Fund(1)
MainStay Growth Equity Fund
MainStay ICAP Equity Fund
MainStay ICAP Select Equity Fund
MainStay Large Cap Growth Fund
MainStay MAP Fund
MainStay S&P 500 Index Fund
MainStay U.S. Small Cap Fund

INCOME FUNDS
MainStay Cash Reserves Fund
MainStay Diversified Income Fund
MainStay Floating Rate Fund
MainStay Government Fund
MainStay High Yield Corporate Bond Fund
MainStay High Yield Municipal Bond Fund
MainStay High Yield Opportunities Fund
MainStay Indexed Bond Fund
MainStay Intermediate Term Bond Fund
MainStay Money Market Fund
MainStay Principal Preservation Fund
MainStay Short Term Bond Fund
MainStay Tax Free Bond Fund

BLENDED FUNDS
MainStay Balanced Fund
MainStay Convertible Fund
MainStay Income Builder Fund

INTERNATIONAL FUNDS
MainStay 130/30 International Fund
MainStay Epoch Global Choice Fund
MainStay Epoch Global Equity Yield Fund
MainStay Epoch International Small Cap Fund
MainStay Global High Income Fund
MainStay ICAP Global Fund
MainStay ICAP International Fund
MainStay International Equity Fund

ASSET ALLOCATION FUNDS
MainStay Conservative Allocation Fund
MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund
MainStay Moderate Growth Allocation Fund

RETIREMENT FUNDS
MainStay Retirement 2010 Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund
MainStay Retirement 2040 Fund
MainStay Retirement 2050 Fund

--------------------------------------------------------------------------------

MANAGER
NEW YORK LIFE INVESTMENT MANAGEMENT LLC
New York, New York

SUBADVISORS
EPOCH INVESTMENT PARTNERS, INC.
New York, New York

INSTITUTIONAL CAPITAL LLC(2)
Chicago, Illinois

MACKAY SHIELDS LLC(2)
New York, New York

MADISON SQUARE INVESTORS LLC(2)
New York, New York

MARKSTON INTERNATIONAL LLC
White Plains, New York

WINSLOW CAPITAL MANAGEMENT, INC.
Minneapolis, Minnesota


LEGAL COUNSEL
DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.


                          Not part of the Annual Report

     MAINSTAYINVESTMENTS.COM

     MainStay Investments, an indirect subsidiary of New York Life Insurance Company, New York, NY 10010, provides investment advisory products and services. Securities are distributed by NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, New Jersey, 07054.

     This report may be distributed only when preceded or accompanied by a current Fund prospectus.

     (C) 2010 by NYLIFE Distributors LLC. All rights reserved.


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     Not        Not a     May Lose   No Bank   Not Insured by Any
   FDIC/NCUA   Deposit     Value    Guarantee   Government Agency
    Insured
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



     NYLIM-AO21092 MS333-10                                         MSSB11-12/10
                                                                              B5

ITEM 2.   CODE OF ETHICS.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). A copy of the Code is filed herewith. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw and Roman L. Weil. Messrs. Latshaw and Weil are "independent" within the meaning of that term under the Investment Company Act of 1940.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for the fiscal year ended October 31, 2010 for professional services rendered by KPMG LLP ("KPMG") for the audit of the Registrant's annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $984,550.

The aggregate fees billed for the fiscal year ended December 31, 2009 for professional services rendered by KPMG LLP ("KPMG") for the audit of the Registrant's annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $118,000.

(b) Audit-Related Fees

The aggregate fees billed for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $7,500 for the fiscal year ended October 31, 2010. These audit-related services include review of financial highlights for Registrant's registration statements and issuance of consents to use the auditor's reports.

The aggregate fees billed for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2009.

(c) Tax Fees

The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $164,330 during the fiscal year ended October 31, 2010. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $16,680 during the fiscal year ended December 31, 2009. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees

The aggregate fees billed for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0 during the fiscal year ended October 31, 2010.

The aggregate fees billed for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0 during the fiscal year ended December 31, 2009.

(e) Pre-Approval Policies and Procedures

     (1) The Registrant's Audit Committee has adopted pre-approval policies and procedures (the "Procedures") to govern the Committee's pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant's investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the "Service Affiliates") if the services directly relate to the Registrant's operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant's financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

     (2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on KPMG's engagement to audit the Registrant's financial statements for the most recent fiscal year was attributable to work performed by persons other than KPMG's full-time, permanent employees.

(g) All non-audit fees billed by KPMG for services rendered to the Registrant for the fiscal year ended October 31, 2010 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately $0 for the fiscal year ended October 31, 2010.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately $0 for the fiscal year ended December 31, 2009.

(h) The Registrant's Audit Committee has determined that the non-audit services rendered by KPMG for the fiscal year ended October 31, 2010 to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the Registrant's investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of KPMG during the relevant time period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Since the Registrant's last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer

Date: January 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer

Date: January 7, 2011

By: /s/ Jack R. Benintende
    ---------------------------------
    Jack R. Benintende
    Treasurer and Principal Financial
    and Accounting Officer

Date: January 7, 2011

                                  EXHIBIT INDEX

(a)(1) Code of Ethics

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.